UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 200 Clarendon Street, Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2013

Date of reporting period: May 31, 2013

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 82.15%

AEROSPACE & DEFENSE — 1.38%
BAE Systems PLC
5.80%, 10/11/41[a]	$150	$169,955
Boeing Co. (The)
4.88%, 02/15/20	70	81,311
6.88%, 03/15/39	300	417,621
8.75%, 08/15/21	25	34,952
Lockheed Martin Corp.
4.07%, 12/15/42	416	380,332
4.85%, 09/15/41	450	460,185
Northrop Grumman Corp.
5.05%, 11/15/40	460	488,794
Raytheon Co.
4.70%, 12/15/41	200	207,900
4.88%, 10/15/40	275	294,553
United Technologies Corp.
4.50%, 06/01/42	900	929,054
5.40%, 05/01/35	75	86,697
5.70%, 04/15/40	425	514,280
6.05%, 06/01/36	225	279,327
6.70%, 08/01/28	125	163,407

		4,508,368
AGRICULTURE — 1.12%
Altria Group Inc.
4.25%, 08/09/42	250	220,524
9.95%, 11/10/38	258	404,570
10.20%, 02/06/39	418	665,617
Archer-Daniels-Midland Co.
4.54%, 03/26/42	403	408,903
5.38%, 09/15/35	305	341,173
5.77%, 03/01/41	50	59,746
Lorillard Tobacco Co.
7.00%, 08/04/41	240	278,074
Philip Morris International Inc.
6.38%, 05/16/38	811	1,017,096
Reynolds American Inc.
7.25%, 06/15/37	200	248,715

		3,644,418
APPAREL — 0.06%
VF Corp.
6.00%, 10/15/33	75	85,822
6.45%, 11/01/37	100	122,839

		208,661
AUTO MANUFACTURERS — 0.65%
Daimler Finance North America LLC
8.50%, 01/18/31	408	615,907

Security	Principal (000s)	Value

Ford Motor Co.
7.45%, 07/16/31	$1,200	$1,511,948

		2,127,855
AUTO PARTS & EQUIPMENT — 0.09%
Johnson Controls Inc.
6.00%, 01/15/36	250	284,573

		284,573
BANKS — 6.07%
Bank of America Corp.
5.88%, 02/07/42	350	409,823
Bank One Capital III
8.75%, 09/01/30	100	136,517
Bank One Corp.
7.75%, 07/15/25	50	65,593
8.00%, 04/29/27	100	139,051
Bank One Michigan
8.25%, 11/01/24	375	511,496
Barclays Bank PLC
6.86%, 12/31/49 (Call 06/15/32)[a,b]	250	268,750
BNP Paribas SA
7.20%, 12/31/49 (Call 06/25/37)[a,b]	200	212,750
Citigroup Inc.
5.85%, 12/11/34	625	717,571
5.88%, 05/29/37	75	88,028
5.88%, 01/30/42	330	384,667
6.13%, 08/25/36	1,000	1,086,276
6.63%, 06/15/32	550	628,492
6.88%, 03/05/38	338	432,859
6.88%, 02/15/98	75	85,236
8.13%, 07/15/39	325	460,895
Fifth Third Bancorp
8.25%, 03/01/38	225	310,618
Goldman Sachs Group Inc. (The)
5.95%, 01/15/27	725	787,879
6.13%, 02/15/33	455	520,240
6.25%, 02/01/41	850	994,831
6.45%, 05/01/36	275	290,847
6.75%, 10/01/37	775	845,213
HSBC Bank (USA) N.A.
5.63%, 08/15/35	1,750	1,921,869
HSBC Bank PLC
7.65%, 05/01/25	100	132,280
HSBC Holdings PLC
6.10%, 01/14/42	255	316,256
6.50%, 09/15/37	555	666,467
7.63%, 05/17/32	100	131,110
J.P. Morgan Chase & Co.
5.40%, 01/06/42	330	370,375
5.50%, 10/15/40	200	227,368
5.60%, 07/15/41	730	842,685
6.40%, 05/15/38	275	340,712
KfW
0.00%, 04/18/36	450	199,728
0.00%, 06/29/37	600	249,420
Morgan Stanley
6.25%, 08/09/26	250	292,300
6.38%, 07/24/42	706	829,247
7.25%, 04/01/32	125	157,630
Rabobank Nederland
5.25%, 05/24/41	360	399,398

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Standard Chartered PLC
7.01%, 12/31/49 (Call 07/30/37)[a,b]	$200	$217,750
UBS AG Stamford
7.75%, 09/01/26	300	386,287
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	1,200	1,535,796
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	270	294,270
6.55%, 10/15/35	50	60,100
6.61%, 10/01/25	100	124,477
Wells Fargo & Co.
5.38%, 02/07/35	180	206,427
Wells Fargo Bank N.A.
5.95%, 08/26/36	200	237,819
Wells Fargo Capital X
5.95%, 12/01/86	246	252,150

		19,769,553
BEVERAGES — 1.55%
Anheuser-Busch Companies LLC
6.80%, 08/20/32	250	327,474
Anheuser-Busch InBev Worldwide Inc.
6.38%, 01/15/40	300	389,865
8.00%, 11/15/39	200	305,744
8.20%, 01/15/39	576	892,759
Diageo Capital PLC
5.88%, 09/30/36	285	346,650
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	100	138,921
Molson Coors Brewing Co.
5.00%, 05/01/42	375	385,215
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	500	672,915
PepsiAmericas Inc.
5.50%, 05/15/35	100	117,342
PepsiCo Inc.
3.60%, 08/13/42	200	177,630
5.50%, 01/15/40	300	347,588
Pernod Ricard SA
5.50%, 01/15/42[a]	150	161,964
SABMiller Holdings Inc.
4.95%, 01/15/42[a]	750	802,207

		5,066,274
BIOTECHNOLOGY — 0.92%
Amgen Inc.
4.95%, 10/01/41	450	461,492
5.15%, 11/15/41 (Call 05/15/41)	250	265,215
5.38%, 05/15/43 (Call 11/15/42)	700	767,311
6.38%, 06/01/37	75	91,184
6.40%, 02/01/39	300	365,087
6.90%, 06/01/38	200	259,217
Genentech Inc.
5.25%, 07/15/35	300	346,298
Gilead Sciences Inc.
5.65%, 12/01/41 (Call 06/01/41)	380	446,863

		3,002,667
BUILDING MATERIALS — 0.09%
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	130	133,626
7.00%, 12/01/36	150	166,252

		299,878

Security	Principal (000s)	Value

CHEMICALS — 1.32%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	$255	$292,477
Braskem America Finance Co.
7.13%, 07/22/41 (Call 01/22/41)[a]	200	202,000
Dow Chemical Co. (The)
5.25%, 11/15/41 (Call 05/15/41)	300	320,933
7.38%, 11/01/29	250	326,073
9.40%, 05/15/39	255	401,778
E.I. du Pont de Nemours and Co.
4.90%, 01/15/41	485	535,593
Eastman Chemical Co.
4.80%, 09/01/42 (Call 03/01/42)	375	382,404
Ecolab Inc.
5.50%, 12/08/41	380	434,410
Lubrizol Corp.
6.50%, 10/01/34	100	131,776
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	100	91,639
5.50%, 08/15/25	100	121,261
Series 1
5.50%, 07/30/35	100	115,244
Potash Corp. of Saskatchewan Inc.
5.88%, 12/01/36	305	356,893
PPG Industries Inc.
7.70%, 03/15/38	220	302,886
Rohm and Haas Co.
7.85%, 07/15/29	200	269,134

		4,284,501
COMMERCIAL SERVICES — 1.15%
ADT Corp. (The)
4.88%, 07/15/42	375	344,502
DP World Ltd.
6.85%, 07/02/37[a]	750	849,375
ERAC USA Finance LLC
5.63%, 03/15/42[a]	250	272,310
7.00%, 10/15/37[a]	230	290,013
Massachusetts Institute of Technology
5.60%, 07/01/11	200	255,816
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	41	46,417
6.50%, 01/15/39[a]	500	694,721
SAIC Inc.
Series 1
5.95%, 12/01/40 (Call 06/01/40)	200	207,578
Tufts University
Series 2012
5.02%, 04/15/12	250	261,668
University of Southern California
5.25%, 10/01/11	250	300,012
Western Union Co. (The)
6.20%, 06/21/40	225	222,837

		3,745,249

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

COMPUTERS — 0.55%
Dell Inc.
5.40%, 09/10/40	$125	$108,472
Hewlett-Packard Co.
6.00%, 09/15/41	270	272,399
HP Enterprise Services LLC
7.45%, 10/15/29	200	234,689
International Business Machines Corp.
4.00%, 06/20/42	538	523,204
5.60%, 11/30/39	27	32,644
7.00%, 10/30/25	450	616,663

		1,788,071
COSMETICS & PERSONAL CARE — 0.29%
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	200	180,328
Procter & Gamble Co. (The)
5.50%, 02/01/34	50	60,680
5.55%, 03/05/37	387	476,081
5.80%, 08/15/34	100	125,986
6.45%, 01/15/26	75	99,574

		942,649
DIVERSIFIED FINANCIAL SERVICES — 3.34%
American Express Co.
4.05%, 12/03/42	337	307,039
Ameritech Capital Funding Corp.
6.55%, 01/15/28	100	112,377
CDP Financial Inc.
5.60%, 11/25/39[a]	500	599,104
Credit Suisse (USA) Inc.
7.13%, 07/15/32	225	310,364
FMR LLC
7.57%, 06/15/29[a]	400	525,882
General Electric Capital Corp.
5.88%, 01/14/38	995	1,135,255
6.15%, 08/07/37	675	800,785
6.88%, 01/10/39	750	957,673
Series A
6.75%, 03/15/32	1,833	2,283,920
General Electric Capital Services Inc.
7.50%, 08/21/35	100	136,557
Goldman Sachs Capital I
6.35%, 02/15/34	545	560,256
Jefferies Group LLC
6.25%, 01/15/36	225	234,803
6.45%, 06/08/27	180	199,800
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	300	321,785
7.75%, 05/14/38	995	1,245,392
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	280	402,522
Siemens Financieringsmat
6.13%, 08/17/26[a]	500	628,081
SLM Corp.
5.63%, 08/01/33	150	132,000

		10,893,595

Security	Principal (000s)	Value

ELECTRIC — 10.64%
Abu Dhabi National Energy Co.
6.50%, 10/27/36[a]	$300	$369,750
Alabama Power Co.
6.00%, 03/01/39	150	185,831
6.13%, 05/15/38	105	131,446
Series 1
5.65%, 03/15/35 (Call 03/15/15)	100	106,975
Appalachian Power Co.
7.00%, 04/01/38	565	739,767
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	150	153,319
5.50%, 09/01/35	150	171,069
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	500	451,556
Comision Federal de Electricidad
5.75%, 02/14/42[a]	300	309,000
Connecticut Light & Power Co. (The)
6.35%, 06/01/36	150	194,776
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	300	357,446
5.70%, 06/15/40	160	197,247
Series 05-A
5.30%, 03/01/35	50	57,990
Series 06-A
5.85%, 03/15/36	50	61,231
Series 06-B
6.20%, 06/15/36	50	63,421
Series 06-E
5.70%, 12/01/36	50	59,920
Series 08-B
6.75%, 04/01/38	430	586,168
Detroit Edison Co. (The)
5.70%, 10/01/37	100	122,817
Series A
6.63%, 06/01/36	100	134,737
Dominion Resources Inc.
6.30%, 03/15/33	175	216,112
7.00%, 06/15/38	50	68,246
Series B
5.95%, 06/15/35	100	121,017
Series F
5.25%, 08/01/33	550	616,435
DTE Energy Co.
6.38%, 04/15/33	30	36,687
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	200	189,598
4.25%, 12/15/41 (Call 06/15/41)	230	226,111
5.30%, 02/15/40	225	257,611
6.05%, 04/15/38	650	811,784
6.45%, 10/15/32	75	95,533
Duke Energy Florida Inc.
6.35%, 09/15/37	200	258,020
Duke Energy Indiana Inc.
6.45%, 04/01/39	50	64,851
Duke Energy Progress Inc.
4.10%, 05/15/42 (Call 11/15/41)	280	270,142
E.ON International Finance BV
6.65%, 04/30/38[a]	331	438,480
El Paso Electric Co.
6.00%, 05/15/35	150	167,827
Electricite de France SA
5.60%, 01/27/40[a]	300	336,143
6.95%, 01/26/39[a]	280	363,559

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Enel Finance International SA
6.00%, 10/07/39[a]	$600	$594,922
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	673	711,628
6.25%, 10/01/39	375	428,488
FirstEnergy Corp.
Series C
7.38%, 11/15/31	177	199,783
FirstEnergy Solutions Corp.
6.80%, 08/15/39	450	513,910
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	630	620,059
4.13%, 02/01/42 (Call 08/02/41)	250	249,196
4.95%, 06/01/35	100	112,332
5.13%, 06/01/41 (Call 12/01/40)	155	180,050
5.25%, 02/01/41 (Call 08/01/40)	100	117,184
5.85%, 05/01/37	100	124,492
5.95%, 02/01/38	281	354,836
Florida Power Corp.
3.85%, 11/15/42 (Call 05/15/42)	280	259,329
6.40%, 06/15/38	325	417,511
Georgia Power Co.
4.30%, 03/15/42	500	490,733
5.40%, 06/01/40	375	424,630
Series 07-A
5.65%, 03/01/37	100	116,759
Iberdrola International BV
6.75%, 07/15/36	125	135,084
Jersey Central Power & Light Co.
6.15%, 06/01/37	100	116,834
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	225	242,525
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	100	115,976
Massachusetts Electric Co.
5.90%, 11/15/39[a]	330	401,358
MidAmerican Energy Holdings Co.
5.80%, 10/15/36	100	121,732
5.95%, 05/15/37	150	178,370
6.13%, 04/01/36	694	835,432
6.50%, 09/15/37	360	456,643
8.48%, 09/15/28	316	446,851
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	75	87,283
5.45%, 05/15/41 (Call 11/15/40)	455	535,972
Nisource Finance Corp.
5.25%, 02/15/43 (Call 08/15/42)	250	259,367
5.95%, 06/15/41 (Call 12/15/40)	295	334,535
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	650	573,539
4.85%, 08/15/40 (Call 02/15/40)	350	390,676
5.25%, 07/15/35	50	58,034
6.20%, 07/01/37	100	130,215
6.25%, 06/01/36	100	130,494
Oglethorpe Power Corp.
6.19%, 01/01/31[a]	400	466,125
Ohio Edison Co.
6.88%, 07/15/36	200	251,223
Oncor Electric Delivery Co.
5.25%, 09/30/40	100	112,672
5.30%, 06/01/42 (Call 12/01/41)	155	174,589
7.00%, 09/01/22	360	464,308
7.50%, 09/01/38	25	34,840

Security	Principal (000s)	Value

Pacific Gas & Electric Co.
4.45%, 04/15/42 (Call 10/15/41)	$450	$451,875
4.50%, 12/15/41 (Call 06/15/41)	350	355,995
5.40%, 01/15/40	330	376,682
6.05%, 03/01/34	379	470,941
6.25%, 03/01/39	150	188,586
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	350	341,673
5.75%, 04/01/37	150	182,876
6.10%, 08/01/36	100	126,326
Peco Energy Co.
5.95%, 10/01/36	100	125,440
Potomac Electric Power Co.
6.50%, 11/15/37	175	233,075
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	380	378,176
PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	295	341,030
Progress Energy Inc.
7.00%, 10/30/31	200	254,964
7.75%, 03/01/31	100	135,477
PSEG Power LLC
8.63%, 04/15/31	250	362,113
Public Service Electric & Gas Co.
3.95%, 05/01/42 (Call 11/01/41)	255	248,803
5.80%, 05/01/37	225	281,175
Puget Sound Energy Inc.
5.48%, 06/01/35	50	59,198
5.64%, 04/15/41 (Call 10/15/40)	330	404,734
5.76%, 07/15/40	50	61,890
5.80%, 03/15/40	25	30,936
6.27%, 03/15/37	50	64,656
6.72%, 06/15/36	50	67,657
7.02%, 12/01/27	50	67,075
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	150	156,755
4.50%, 08/15/40	260	279,434
5.35%, 05/15/35	100	119,366
5.35%, 05/15/40	75	90,984
6.13%, 09/15/37	100	130,502
South Carolina Electric & Gas Co.
5.45%, 02/01/41 (Call 08/01/40)	250	289,795
6.05%, 01/15/38	323	401,258
Southern California Edison Co.
5.63%, 02/01/36	75	89,975
6.00%, 01/15/34	355	448,568
6.05%, 03/15/39	100	127,392
Series 05-B
5.55%, 01/15/36	50	59,839
Series 05-E
5.35%, 07/15/35	75	87,412
Series 06-E
5.55%, 01/15/37	75	89,639
Series 08-A
5.95%, 02/01/38	479	603,148
Southern Power Co.
5.15%, 09/15/41	260	281,438
Southwestern Electric Power Co.
6.20%, 03/15/40	200	243,875
Southwestern Public Service Co.
6.00%, 10/01/36	50	59,993
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	300	307,060

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	$375	$373,481
TransAlta Corp.
6.50%, 03/15/40	100	101,985
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	430	410,173
Virginia Electric and Power Co.
4.00%, 01/15/43 (Call 07/15/42)	380	367,550
8.88%, 11/15/38	205	339,434
Series A
6.00%, 05/15/37	175	219,993
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	375	373,790
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	380	352,469
5.70%, 12/01/36	150	184,830
Wisconsin Power & Light Co.
6.38%, 08/15/37	320	425,423
Xcel Energy Inc.
6.50%, 07/01/36	50	65,171

		34,655,226
ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Emerson Electric Co.
6.00%, 08/15/32	130	163,110

		163,110
ELECTRONICS — 0.36%
Honeywell International Inc.
5.38%, 03/01/41	205	247,516
5.70%, 03/15/36	150	183,176
5.70%, 03/15/37	240	296,117
Koninklijke Philips Electronics NV
5.00%, 03/15/42	100	106,439
Koninklijke Philips NV
6.88%, 03/11/38	250	329,321

		1,162,569
ENGINEERING & CONSTRUCTION — 0.08%
Odebrecht Finance Ltd.
7.13%, 06/26/42 (Call 12/26/41)[a]	250	267,500

		267,500
ENVIRONMENTAL CONTROL — 0.41%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	200	227,060
6.09%, 03/15/35	50	58,072
6.20%, 03/01/40	25	30,050
Waste Management Inc.
6.13%, 11/30/39	105	127,825
7.00%, 07/15/28	100	128,990
7.10%, 08/01/26	125	161,788
7.75%, 05/15/32	425	588,115

		1,321,900
FOOD — 2.18%
Cargill Inc.
4.10%, 11/01/42[a]	250	236,739
6.63%, 09/15/37[a]	300	384,407

Security	Principal (000s)	Value

ConAgra Foods Inc.
6.63%, 08/15/39[a]	$150	$184,752
8.25%, 09/15/30	300	399,556
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
5.70%, 10/01/40	400	404,182
General Mills Inc.
5.40%, 06/15/40	150	175,048
H.J. Heinz Finance Co.
7.13%, 08/01/39[a]	275	310,062
Hershey Co. (The)
7.20%, 08/15/27	75	100,893
Kellogg Co.
Series B
7.45%, 04/01/31	150	201,732
Kraft Foods Group Inc.
5.00%, 06/04/42	250	262,053
6.50%, 02/09/40	350	441,811
6.88%, 01/26/39	341	447,503
Kroger Co. (The)
5.40%, 07/15/40 (Call 01/15/40)	40	42,334
6.90%, 04/15/38	305	379,138
7.50%, 04/01/31	125	157,218
Mondelez International Inc.
6.50%, 11/01/31	325	396,336
6.50%, 02/09/40	850	1,074,486
6.88%, 02/01/38	35	45,648
Safeway Inc.
7.25%, 02/01/31	150	172,118
Sysco Corp.
5.38%, 09/21/35	175	203,895
Tesco PLC
6.15%, 11/15/37[a]	300	358,192
Unilever Capital Corp.
5.90%, 11/15/32	550	710,948

		7,089,051
FOREST PRODUCTS & PAPER — 0.49%
Georgia-Pacific LLC
7.75%, 11/15/29	480	651,461
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	365	421,811
7.30%, 11/15/39	50	65,925
8.70%, 06/15/38	125	179,818
Westvaco Corp.
7.95%, 02/15/31	100	122,013
8.20%, 01/15/30	125	154,045

		1,595,073
GAS — 0.73%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	200	238,541
6.00%, 10/01/34	150	180,769
Boston Gas Co.
4.49%, 02/15/42[a]	155	158,607
KeySpan Corp.
8.00%, 11/15/30	250	333,302
KeySpan Gas East Corp.
5.82%, 04/01/41[a]	275	335,019
Nakilat Inc.
6.07%, 12/31/33[a]	400	483,276
Sempra Energy
6.00%, 10/15/39	260	314,166

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Southern California Gas Co.
Series KK
5.75%, 11/15/35	$100	$124,837
Southern Union Co.
7.60%, 02/01/24	175	220,337

		2,388,854
HEALTH CARE — PRODUCTS — 0.62%
Baxter International Inc.
3.65%, 08/15/42	400	357,345
Boston Scientific Corp.
7.38%, 01/15/40	290	379,113
Covidien International Finance SA
6.55%, 10/15/37	350	459,617
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)	500	473,770
5.55%, 03/15/40	300	355,848

		2,025,693
HEALTH CARE — SERVICES — 1.70%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	250	233,082
4.50%, 05/15/42 (Call 11/15/41)	455	450,336
6.75%, 12/15/37	64	82,603
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	230	258,613
5.88%, 03/15/41 (Call 09/15/40)	263	311,371
Dignity Health
4.50%, 11/01/42	250	232,878
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	250	238,061
Kaiser Foundation Hospitals
4.88%, 04/01/42	150	158,423
Quest Diagnostics Inc.
6.95%, 07/01/37	300	365,742
Roche Holdings Inc.
7.00%, 03/01/39[a]	490	692,369
UnitedHealth Group Inc.
4.63%, 11/15/41 (Call 05/15/41)	300	303,341
5.80%, 03/15/36	140	163,680
5.95%, 02/15/41 (Call 08/15/40)	300	359,094
6.88%, 02/15/38	510	668,862
WellPoint Inc.
4.63%, 05/15/42	600	595,346
5.80%, 08/15/40	75	85,892
5.85%, 01/15/36	30	34,661
6.38%, 06/15/37	250	304,398

		5,538,752
HOLDING COMPANIES — DIVERSIFIED — 0.18%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[a]	50	66,799
Temasek Financial I Ltd.
3.38%, 07/23/42[a]	250	212,005
Votorantim Cimentos SA
7.25%, 04/05/41[a]	300	321,000

		599,804

Security	Principal (000s)	Value

HOME FURNISHINGS — 0.06%
Whirlpool Corp.
5.15%, 03/01/43	$200	$204,476

		204,476
HOUSEHOLD PRODUCTS & WARES — 0.09%
Kimberly-Clark Corp.
5.30%, 03/01/41	25	29,970
6.63%, 08/01/37	195	265,444

		295,414
INSURANCE — 6.00%
ACE INA Holdings Inc.
4.15%, 03/13/43	325	317,160
Aflac Inc.
6.45%, 08/15/40	300	369,221
AIG Sunamerica Global Financing X
6.90%, 03/15/32[a]	50	63,661
Allstate Corp. (The)
5.20%, 01/15/42	250	288,911
5.55%, 05/09/35	200	238,953
5.95%, 04/01/36	290	363,819
6.90%, 05/15/38	61	84,486
American General Capital II
8.50%, 07/01/30	250	341,757
American International Group Inc.
6.25%, 05/01/36	880	1,063,865
8.18%, 05/15/68 (Call 05/15/38)[b]	760	995,600
Aon PLC
8.21%, 01/01/27	300	387,666
AXA SA
8.60%, 12/15/30	480	618,879
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42	250	242,272
5.75%, 01/15/40	355	413,404
Chubb Corp. (The)
6.00%, 05/11/37	325	406,272
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	200	230,484
GE Global Insurance Holding Corp.
7.00%, 02/15/26	200	253,289
Genworth Financial Inc.
6.50%, 06/15/34	75	78,855
Hartford Financial Services Group Inc.
5.95%, 10/15/36	150	173,042
6.10%, 10/01/41	200	236,737
6.63%, 03/30/40	50	63,109
Liberty Mutual Group Inc.
6.50%, 03/15/35[a]	345	395,928
Lincoln National Corp.
6.15%, 04/07/36	25	29,634
7.00%, 06/15/40	310	402,797
Loews Corp.
6.00%, 02/01/35	150	174,643
Marsh & McLennan Companies Inc.
5.88%, 08/01/33	100	115,562
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[a]	350	536,038
MetLife Capital Trust X
9.25%, 04/08/68 (Call 04/08/33)[a]	250	353,750

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

MetLife Inc.
4.13%, 08/13/42	$250	$233,912
5.70%, 06/15/35	600	698,662
5.88%, 02/06/41	500	599,707
6.40%, 12/15/66 (Call 12/15/31)	330	372,900
6.50%, 12/15/32	326	408,943
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[a]	250	365,368
New York Life Insurance Co.
5.88%, 05/15/33[a]	200	234,666
6.75%, 11/15/39[a]	400	523,821
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40[a]	450	551,298
Pacific Life Insurance Co.
9.25%, 06/15/39[a]	445	638,603
Principal Financial Group Inc.
3.13%, 05/15/23	130	127,758
6.05%, 10/15/36	150	184,783
Progressive Corp. (The)
6.25%, 12/01/32	290	366,607
Protective Life Corp.
8.45%, 10/15/39	250	335,356
Prudential Financial Inc.
5.40%, 06/13/35	165	180,403
5.63%, 06/15/43 (Call 06/15/23)[b]	250	263,750
5.90%, 03/17/36	450	520,559
6.20%, 11/15/40	100	121,684
Series D
6.63%, 12/01/37	850	1,060,042
Swiss Re Treasury Corp.
4.25%, 12/06/42[a]	250	236,181
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[a]	450	592,174
Travelers Companies Inc. (The)
5.35%, 11/01/40	200	234,542
6.25%, 06/15/37	323	420,008
6.75%, 06/20/36	150	203,286
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	193,906
Unum Group
5.75%, 08/15/42	200	219,161
Validus Holdings Ltd.
8.88%, 01/26/40	75	101,554
WR Berkley Corp.
6.25%, 02/15/37	150	174,834
XL Group PLC
6.25%, 05/15/27	75	88,826
6.38%, 11/15/24	50	60,255

		19,553,343
INTERNET — 0.07%
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	275	243,668

		243,668
IRON & STEEL — 0.26%
Cliffs Natural Resources Inc.
6.25%, 10/01/40	225	203,436
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	75	80,778
6.40%, 12/01/37	150	187,014

Security	Principal (000s)	Value

Reliance Steel & Aluminum Co.
6.85%, 11/15/36	$100	$108,968
Vale SA
5.63%, 09/11/42	300	279,706

		859,902
MACHINERY — 0.50%
Caterpillar Inc.
3.80%, 08/15/42	345	315,337
5.20%, 05/27/41	300	339,228
6.05%, 08/15/36	75	93,198
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	350	331,136
5.38%, 10/16/29	75	89,863
7.13%, 03/03/31	100	136,876
8.10%, 05/15/30	50	73,438
Rockwell Automation Inc.
6.25%, 12/01/37	100	127,139
6.70%, 01/15/28	100	132,148

		1,638,363
MANUFACTURING — 0.64%
3M Co.
5.70%, 03/15/37	350	440,470
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	175	207,076
Eaton Corp.
4.00%, 11/02/32[a]	550	537,339
General Electric Co.
4.13%, 10/09/42	300	286,273
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	200	187,254
4.88%, 09/15/41 (Call 03/15/41)	200	216,685
Parker Hannifin Corp.
Series A
6.25%, 05/15/38	150	193,824

		2,068,921
MEDIA — 5.78%
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	250	242,635
7.88%, 07/30/30	350	462,334
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	582	864,023
Comcast Corp.
4.25%, 01/15/33	380	379,283
4.65%, 07/15/42	250	255,467
6.40%, 03/01/40	425	540,117
6.45%, 03/15/37	480	603,964
6.95%, 08/15/37	550	729,226
7.05%, 03/15/33	200	264,923
COX Communications Inc.
8.38%, 03/01/39[a]	575	835,133
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	280	272,040
6.00%, 08/15/40 (Call 05/15/40)	175	186,893
6.35%, 03/15/40	250	277,540
6.38%, 03/01/41	305	340,188
Discovery Communications LLC
4.88%, 04/01/43	250	249,236
6.35%, 06/01/40	300	357,425

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Grupo Televisa SAB de CV CPO
6.63%, 03/18/25	$100	$121,936
6.63%, 01/15/40	325	386,343
Historic TW Inc.
6.63%, 05/15/29	380	462,190
NBCUniversal Media LLC
5.95%, 04/01/41	330	397,492
6.40%, 04/30/40	625	788,044
News America Inc.
6.15%, 02/15/41	575	671,209
6.20%, 12/15/34	200	231,303
6.40%, 12/15/35	350	413,452
6.55%, 03/15/33	75	87,470
6.65%, 11/15/37	440	532,976
6.90%, 08/15/39	100	124,597
7.70%, 10/30/25	250	320,143
7.85%, 03/01/39	75	101,634
8.15%, 10/17/36	75	99,940
8.88%, 04/26/23	50	67,497
TCI Communications Inc.
7.13%, 02/15/28	100	131,433
7.88%, 02/15/26	200	272,208
Thomson Reuters Corp.
5.50%, 08/15/35	150	163,280
5.85%, 04/15/40	100	115,850
Time Warner Cable Inc.
5.50%, 09/01/41 (Call 03/01/41)	150	152,278
5.88%, 11/15/40 (Call 05/15/40)	750	796,863
6.75%, 06/15/39	400	466,041
7.30%, 07/01/38	500	618,929
Time Warner Entertainment Co. LP
8.38%, 07/15/33	352	477,666
Time Warner Inc.
6.10%, 07/15/40	225	258,058
6.25%, 03/29/41	350	409,794
6.50%, 11/15/36	350	414,736
6.95%, 01/15/28	100	126,269
7.57%, 02/01/24	100	131,127
7.63%, 04/15/31	760	1,028,413
Viacom Inc.
4.38%, 03/15/43[a]	105	94,824
4.50%, 02/27/42	100	92,356
6.88%, 04/30/36	625	758,042
Walt Disney Co. (The)
4.38%, 08/16/41	300	307,909
7.00%, 03/01/32	255	355,010

		18,837,739
METAL FABRICATE & HARDWARE — 0.06%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	200	192,371

		192,371
MINING — 2.35%
Alcoa Inc.
5.90%, 02/01/27	200	196,129
5.95%, 02/01/37	245	233,233
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	255	247,588
Barrick Gold Corp.
5.25%, 04/01/42	350	307,516

Security	Principal (000s)	Value

Barrick North America Finance LLC
5.70%, 05/30/41	$230	$217,017
5.75%, 05/01/43[a]	300	281,173
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	500	491,783
Freeport-McMoRan Copper & Gold Inc.
5.45%, 03/15/43 (Call 09/15/42)[a]	500	480,467
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	200	171,903
6.25%, 10/01/39	480	505,311
Rio Tinto Alcan Inc.
7.25%, 03/15/31	75	98,688
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	625	673,456
7.13%, 07/15/28	360	470,718
Southern Copper Corp.
5.25%, 11/08/42	250	216,707
6.75%, 04/16/40	225	235,194
7.50%, 07/27/35	400	451,972
Teck Resources Ltd.
6.00%, 08/15/40 (Call 02/15/40)	230	233,888
6.25%, 07/15/41 (Call 01/15/41)	320	331,488
Vale Canada Ltd.
7.20%, 09/15/32	50	57,268
Vale Overseas Ltd.
6.88%, 11/21/36	640	686,892
6.88%, 11/10/39	450	484,655
8.25%, 01/17/34	237	289,470
Xstrata Canada Financial Corp.
6.00%, 11/15/41[a]	295	299,276

		7,661,792
MULTI-NATIONAL — 0.13%
European Investment Bank
4.88%, 02/15/36	350	411,358

		411,358
OFFICE & BUSINESS EQUIPMENT — 0.12%
Pitney Bowes Inc.
5.25%, 01/15/37	200	212,215
Xerox Corp.
6.75%, 12/15/39	150	176,616

		388,831
OIL & GAS — 7.55%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100	124,005
8.13%, 09/15/30	75	98,328
Anadarko Finance Co.
7.50%, 05/01/31	80	105,471
Anadarko Petroleum Corp.
6.20%, 03/15/40	450	537,144
6.45%, 09/15/36	690	840,317
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	300	299,318
5.10%, 09/01/40 (Call 03/01/40)	185	193,257
6.00%, 01/15/37	811	958,557
BG Energy Capital PLC
5.13%, 10/15/41[a]	400	436,145
Burlington Resources Finance Co.
7.20%, 08/15/31	400	539,566

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Canadian Natural Resources Ltd.
6.25%, 03/15/38	$580	$684,692
6.75%, 02/01/39	250	311,397
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	250	239,179
6.75%, 11/15/39	415	528,548
CNOOC Finance 2011 Ltd.
5.75%, 01/26/41[a]	200	233,881
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[a]	250	261,030
ConocoPhillips
5.90%, 10/15/32	100	121,709
5.90%, 05/15/38	400	488,640
6.50%, 02/01/39	355	464,722
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	100	122,077
ConocoPhillips Holding Co.
6.95%, 04/15/29	542	718,232
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	800	778,623
5.60%, 07/15/41 (Call 01/15/41)	50	54,829
7.95%, 04/15/32	100	136,589
Devon Financing Corp. ULC
7.88%, 09/30/31	297	399,330
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)	200	199,578
6.50%, 08/15/34	170	197,828
6.50%, 02/01/38	290	345,940
7.20%, 11/01/31	75	91,475
Eni USA Inc.
7.30%, 11/15/27	250	329,747
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	480	462,458
Global Marine Inc.
7.00%, 06/01/28	100	110,318
Hess Corp.
5.60%, 02/15/41	575	610,789
7.13%, 03/15/33	450	557,850
7.30%, 08/15/31	25	31,283
KazMunayGas National Co.
5.75%, 04/30/43[a]	500	477,500
Marathon Oil Corp.
6.60%, 10/01/37	325	400,641
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	300	360,728
Motiva Enterprises LLC
6.85%, 01/15/40[a]	300	396,019
Murphy Oil Corp.
7.05%, 05/01/29	100	114,511
Nexen Inc.
6.40%, 05/15/37	384	472,512
7.50%, 07/30/39	175	240,880
7.88%, 03/15/32	280	382,997
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	380	449,218
8.00%, 04/01/27	100	136,850
Noble Holding International Ltd.
5.25%, 03/15/42	250	243,323
6.20%, 08/01/40	30	32,521
Petro-Canada
5.35%, 07/15/33	100	106,318
6.80%, 05/15/38	95	119,155
7.88%, 06/15/26	100	136,341
Phillips 66
5.88%, 05/01/42	515	598,887

Security	Principal (000s)	Value

PTT PCL
4.50%, 10/25/42[a]	$400	$352,905
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[a]	250	296,663
Shell International Finance BV
5.50%, 03/25/40	350	425,714
6.38%, 12/15/38	717	956,500
Statoil ASA
5.10%, 08/17/40	500	554,823
6.50%, 12/01/28[a]	100	132,366
6.80%, 01/15/28	75	100,955
7.15%, 01/15/29	100	138,245
7.75%, 06/15/23	50	69,487
Suncor Energy Inc.
5.95%, 12/01/34	150	170,697
6.50%, 06/15/38	825	1,010,880
6.85%, 06/01/39	75	95,138
Sunoco Logistics Partners Operations LP
6.10%, 02/15/42	270	298,486
Talisman Energy Inc.
6.25%, 02/01/38	275	310,532
7.25%, 10/15/27	200	246,166
Tosco Corp.
7.80%, 01/01/27	100	139,885
8.13%, 02/15/30	200	288,505
Transocean Inc.
6.80%, 03/15/38	205	233,399
7.50%, 04/15/31	300	362,497
Valero Energy Corp.
6.63%, 06/15/37	317	383,818
7.50%, 04/15/32	480	605,314
XTO Energy Inc.
6.75%, 08/01/37	100	145,050

		24,599,278
OIL & GAS SERVICES — 0.87%
Baker Hughes Inc.
5.13%, 09/15/40	505	571,146
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	300	317,060
7.45%, 09/15/39	480	690,750
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	500	462,719
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	230	236,575
6.50%, 08/01/36	230	247,769
6.75%, 09/15/40	75	83,103
7.00%, 03/15/38	200	223,819

		2,832,941
PACKAGING & CONTAINERS — 0.05%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	150	166,823

		166,823
PHARMACEUTICALS — 3.60%
Abbott Laboratories
5.30%, 05/27/40	305	362,498
6.00%, 04/01/39	300	384,370
AbbVie Inc.
4.40%, 11/06/42[a]	705	688,592

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

AstraZeneca PLC
4.00%, 09/18/42	$250	$233,067
6.45%, 09/15/37	687	871,782
Bristol-Myers Squibb Co.
5.88%, 11/15/36	345	424,515
6.13%, 05/01/38	79	100,705
Cardinal Health Inc.
4.60%, 03/15/43	250	239,269
Eli Lilly and Co.
5.50%, 03/15/27	200	241,222
5.55%, 03/15/37	375	447,858
6.77%, 01/01/36	50	66,811
Express Scripts Holding Co.
6.13%, 11/15/41	340	422,167
GlaxoSmithKline Capital Inc.
5.38%, 04/15/34	250	284,740
6.38%, 05/15/38	487	625,285
Johnson & Johnson
4.50%, 09/01/40	75	81,262
4.95%, 05/15/33	150	174,563
5.95%, 08/15/37	600	777,607
Mead Johnson Nutrition Co.
5.90%, 11/01/39	100	115,143
Merck & Co. Inc.
6.40%, 03/01/28	100	129,128
Pfizer Inc.
7.20%, 03/15/39	903	1,273,721
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	465	625,419
6.55%, 09/15/37	655	878,810
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	400	499,128
Watson Pharmaceuticals Inc.
4.63%, 10/01/42 (Call 04/01/42)	500	487,505
Wyeth LLC
5.95%, 04/01/37	380	465,470
6.00%, 02/15/36	300	370,719
6.45%, 02/01/24	150	193,872
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)[a]	250	249,033

		11,714,261
PIPELINES — 3.17%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	30	37,280
DCP Midstream LLC
8.13%, 08/16/30	250	319,281
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	375	486,117
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	175	182,226
Series B
7.50%, 04/15/38	380	476,588
Energy Transfer Partners LP
6.05%, 06/01/41 (Call 12/01/40)	110	117,703
6.50%, 02/01/42 (Call 08/01/41)	505	568,661
6.63%, 10/15/36	250	284,779
Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	350	328,906
4.85%, 08/15/42 (Call 02/15/42)	150	149,432
4.85%, 03/15/44 (Call 09/15/43)	250	248,637
5.70%, 02/15/42	430	482,380
5.95%, 02/01/41	235	268,856

Security	Principal (000s)	Value

6.13%, 10/15/39	$60	$70,078
7.55%, 04/15/38	100	133,015
Series D
6.88%, 03/01/33	100	124,589
Series H
6.65%, 10/15/34	100	123,404
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	600	589,772
5.00%, 08/15/42 (Call 02/15/42)	250	247,180
5.80%, 03/15/35	150	165,292
6.38%, 03/01/41	230	270,801
6.95%, 01/15/38	542	668,963
7.40%, 03/15/31	100	125,526
7.75%, 03/15/32	100	130,553
ONEOK Inc.
6.00%, 06/15/35	150	163,673
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	355	401,489
6.65%, 10/01/36	100	118,483
6.85%, 10/15/37	50	60,576
Plains All American Pipeline LP
5.15%, 06/01/42 (Call 12/01/41)	150	158,249
6.65%, 01/15/37	75	94,049
Spectra Energy Capital LLC
7.50%, 09/15/38	100	134,857
Texas Eastern Transmission LP
7.00%, 07/15/32	100	129,178
TransCanada PipeLines Ltd.
5.60%, 03/31/34	100	115,291
5.85%, 03/15/36	100	119,201
6.10%, 06/01/40	25	31,015
6.20%, 10/15/37	230	282,634
7.25%, 08/15/38	150	204,356
7.63%, 01/15/39	400	567,493
Transcontinental Gas Pipe Line Corp.
4.45%, 08/01/42 (Call 02/01/42)	375	360,526
Williams Companies Inc. (The)
8.75%, 03/15/32	303	404,648
Williams Partners LP
6.30%, 04/15/40	330	374,689

		10,320,426
REAL ESTATE INVESTMENT TRUSTS — 0.37%
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	100	128,320
Health Care REIT Inc.
5.13%, 03/15/43 (Call 09/15/42)	150	149,526
6.50%, 03/15/41 (Call 09/15/40)	100	120,089
Simon Property Group LP
6.75%, 02/01/40 (Call 11/01/39)	350	465,282
Weyerhaeuser Co.
7.38%, 03/15/32	250	330,763

		1,193,980
RETAIL — 3.77%
CVS Caremark Corp.
5.75%, 05/15/41 (Call 11/15/40)	180	211,924
6.13%, 09/15/39	225	277,234
6.25%, 06/01/27	130	161,263
Darden Restaurants Inc.
6.80%, 10/15/37	80	92,389

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Home Depot Inc. (The)
5.40%, 09/15/40 (Call 03/15/40)	$100	$115,542
5.88%, 12/16/36	315	384,567
5.95%, 04/01/41 (Call 10/01/40)	800	995,704
Kohl’s Corp.
6.88%, 12/15/37	150	176,591
Lowe’s Companies Inc.
5.50%, 10/15/35	100	112,723
5.80%, 10/15/36	75	87,989
5.80%, 04/15/40 (Call 10/15/39)	710	840,085
6.50%, 03/15/29	100	123,260
6.88%, 02/15/28	50	64,616
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	280	267,714
4.30%, 02/15/43 (Call 08/15/42)	250	226,499
6.38%, 03/15/37	250	288,895
6.65%, 07/15/24	300	365,906
McDonald’s Corp.
3.70%, 02/15/42	250	230,275
6.30%, 10/15/37	200	263,511
6.30%, 03/01/38	300	398,912
Nordstrom Inc.
6.95%, 03/15/28	100	129,267
7.00%, 01/15/38	100	134,696
Target Corp.
4.00%, 07/01/42	330	313,441
6.50%, 10/15/37	600	784,549
7.00%, 01/15/38	550	751,896
Wal-Mart Stores Inc.
5.00%, 10/25/40	100	110,102
5.25%, 09/01/35	1,200	1,366,954
5.63%, 04/15/41	100	120,577
5.88%, 04/05/27	250	317,182
6.20%, 04/15/38	975	1,244,890
6.50%, 08/15/37	544	715,549
6.75%, 10/15/23	50	65,597
7.55%, 02/15/30	300	423,574
Yum! Brands Inc.
6.88%, 11/15/37	100	125,555

		12,289,428
SEMICONDUCTORS — 0.35%
Applied Materials Inc.
5.85%, 06/15/41	250	284,154
Intel Corp.
4.00%, 12/15/32	500	482,618
4.80%, 10/01/41	350	359,650

		1,126,422
SOFTWARE — 0.68%
Microsoft Corp.
4.50%, 10/01/40	550	579,033
5.20%, 06/01/39	75	87,003
5.30%, 02/08/41	250	295,927
Oracle Corp.
5.38%, 07/15/40	455	527,684
6.13%, 07/08/39	470	595,562
6.50%, 04/15/38	100	131,290

		2,216,499

Security	Principal (000s)	Value

TELECOMMUNICATIONS — 7.17%
Alltel Corp.
7.88%, 07/01/32	$250	$353,451
America Movil SAB de CV
6.13%, 03/30/40	800	907,076
6.38%, 03/01/35	425	488,681
AT&T Corp.
6.50%, 03/15/29	50	59,239
8.00%, 11/15/31	600	871,494
AT&T Inc.
4.35%, 06/15/45 (Call 12/15/44)[a]	718	666,076
5.35%, 09/01/40	600	641,821
5.55%, 08/15/41	420	463,922
6.15%, 09/15/34	300	350,762
6.30%, 01/15/38	551	656,659
6.45%, 06/15/34	250	301,466
6.50%, 09/01/37	605	737,062
6.55%, 02/15/39	575	707,507
6.80%, 05/15/36	350	437,413
AT&T Mobility LLC
7.13%, 12/15/31	200	266,298
BellSouth Corp.
6.00%, 11/15/34	250	270,775
British Telecommunications PLC
9.63%, 12/15/30	525	813,367
Cisco Systems Inc.
5.50%, 01/15/40	525	618,313
5.90%, 02/15/39	444	545,544
Corning Inc.
4.70%, 03/15/37	75	75,488
5.75%, 08/15/40	40	45,575
7.25%, 08/15/36 (Call 08/15/26)	100	127,015
Deutsche Telekom International Finance BV
4.88%, 03/06/42[a]	1,000	1,014,064
8.75%, 06/15/30	419	604,818
9.25%, 06/01/32	100	153,468
France Telecom SA
5.38%, 01/13/42	250	267,189
8.50%, 03/01/31	700	1,001,260
Harris Corp.
6.15%, 12/15/40	100	114,723
Juniper Networks Inc.
5.95%, 03/15/41	205	220,673
Motorola Solutions Inc.
6.63%, 11/15/37	9	9,663
7.50%, 05/15/25	150	188,679
New Cingular Wireless Services Inc.
8.75%, 03/01/31	325	498,123
Pacific Bell Telephone Co.
7.38%, 07/15/43 (Call 07/15/13)	50	51,737
Qwest Corp.
6.88%, 09/15/33 (Call 08/02/13)	325	325,000
7.13%, 11/15/43 (Call 11/15/13)	100	102,500
Rogers Communications Inc.
7.50%, 08/15/38	200	273,528
Royal KPN NV
8.38%, 10/01/30	205	264,999
Telecom Italia Capital SA
6.00%, 09/30/34	250	239,997
6.38%, 11/15/33	330	323,746
7.20%, 07/18/36	485	501,981
7.72%, 06/04/38	26	28,121

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Telefonica Emisiones SAU
7.05%, 06/20/36	$700	$800,822
Telefonica Europe BV
8.25%, 09/15/30	137	170,468
United States Cellular Corp.
6.70%, 12/15/33	150	155,202
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	250	215,457
4.75%, 11/01/41	240	236,164
5.85%, 09/15/35	375	424,927
6.00%, 04/01/41	300	348,594
6.40%, 02/15/38	330	398,059
6.90%, 04/15/38	280	357,858
7.35%, 04/01/39	200	268,651
7.75%, 12/01/30	1,127	1,518,439
Verizon Florida LLC
Series E
6.86%, 02/01/28	100	115,085
Verizon Global Funding Corp.
7.75%, 06/15/32	100	133,596
Verizon Maryland Inc.
Series B
5.13%, 06/15/33	50	49,881
Verizon New England Inc.
7.88%, 11/15/29	100	127,716
Verizon New York Inc.
Series B
7.38%, 04/01/32	100	125,985
Vodafone Group PLC
4.38%, 02/19/43	350	329,516
6.15%, 02/27/37	460	547,791
6.25%, 11/30/32	50	58,801
7.88%, 02/15/30	294	403,468

		23,375,753
TEXTILES — 0.04%
Cintas Corp. No. 2
6.15%, 08/15/36	100	118,380

		118,380
TOYS, GAMES & HOBBIES — 0.12%
Hasbro Inc.
6.35%, 03/15/40	200	229,084
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	150	162,372

		391,456
TRANSPORTATION — 2.15%
Burlington Northern Santa Fe Corp.
4.38%, 09/01/42 (Call 03/01/42)	530	515,554
5.40%, 06/01/41 (Call 12/01/40)	250	278,594
5.75%, 05/01/40 (Call 11/01/39)	200	233,430
6.15%, 05/01/37	150	183,146
6.20%, 08/15/36	100	121,945
Canadian National Railway Co.
3.50%, 11/15/42 (Call 05/15/42)	280	250,364
6.20%, 06/01/36	230	299,665
6.25%, 08/01/34	50	64,988
6.38%, 11/15/37	58	77,441
6.90%, 07/15/28	50	66,934
Canadian Pacific Railway Co.

Security	Principal (000s)	Value

4.45%, 03/15/23 (Call 12/15/22)	$230	$247,752
7.13%, 10/15/31	250	321,321
Con–way Inc.
6.70%, 05/01/34	100	104,320
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)	250	230,907
4.75%, 05/30/42 (Call 11/30/41)	250	253,368
5.50%, 04/15/41 (Call 10/15/40)	70	78,130
6.00%, 10/01/36	200	235,194
6.22%, 04/30/40	205	248,211
FedEx Corp.
3.88%, 08/01/42	250	228,776
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[a]	250	281,875
Norfolk Southern Corp.
4.84%, 10/01/41	233	244,183
5.59%, 05/17/25	100	117,273
5.64%, 05/17/29	100	114,550
6.00%, 05/23/11	350	410,199
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	230	251,992
4.30%, 06/15/42 (Call 12/15/41)	380	376,014
6.63%, 02/01/29	267	344,887
United Parcel Service Inc.
6.20%, 01/15/38	507	661,227
8.38%, 04/01/30[c]	100	146,860

		6,989,100
WATER — 0.18%
American Water Capital Corp.
6.59%, 10/15/37	175	226,258
United Utilities PLC
6.88%, 08/15/28	150	173,401
Veolia Environnement SA
6.75%, 06/01/38	150	177,042

		576,701

TOTAL CORPORATE BONDS & NOTES (Cost: $268,490,305)		267,641,470

FOREIGN AGENCY OBLIGATIONS[d] — 3.15%

BRAZIL — 0.29%
Petrobras International Finance Co.
6.75%, 01/27/41	555	587,900
6.88%, 01/20/40	330	354,578

		942,478
CANADA — 0.74%
British Columbia (Province of)
6.50%, 01/15/26	200	269,029
Hydro-Quebec
8.05%, 07/07/24	395	563,052
9.50%, 11/15/30	200	331,537
Quebec (Province of)
7.13%, 02/09/24	240	324,360
7.50%, 07/15/23	100	136,940
7.50%, 09/15/29	555	802,530

		2,427,448

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

CHILE — 0.25%
Corporacion Nacional del Cobre de Chile
4.25%, 07/17/42[a]	$400	$352,888
6.15%, 10/24/36[a]	400	460,322

		813,210
CHINA — 0.14%
Sinochem Overseas Capital Co. Ltd.
6.30%, 11/12/40[a]	200	221,180
Sinopec Group Overseas Development 2012 Ltd.
4.88%, 05/17/42[a]	250	251,193

		472,373
INDONESIA — 0.25%
PT Pertamina (Persero) Tbk
6.00%, 05/03/42[a]	850	805,375

		805,375
ITALY — 0.09%
Lombardy (Region of)
5.80%, 10/25/32	305	302,011

		302,011
MEXICO — 0.67%
Pemex Project Funding Master Trust
6.63%, 06/15/35	1,155	1,322,475
Petroleos Mexicanos
5.50%, 06/27/44	350	343,000
6.50%, 06/02/41	450	504,000

		2,169,475
QATAR — 0.07%
Qtel International Finance Ltd.
5.00%, 10/19/25[a]	200	215,000

		215,000
RUSSIA — 0.38%
Gazprom OAO Via Gaz Capital SA
7.29%, 08/16/37[a]	300	351,750
8.63%, 04/28/34[a]	450	588,375
Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25[a]	250	282,025

		1,222,150
SOUTH KOREA — 0.09%
Korea Gas Corp.
6.25%, 01/20/42[a]	250	304,109

		304,109
SUPRANATIONAL — 0.18%
Asian Development Bank
5.82%, 06/16/28	250	317,016

Security	Principal (000s)	Value

Inter-American Development Bank
3.88%, 10/28/41	$270	$275,664

		592,680
TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $10,727,781)		10,266,309

FOREIGN GOVERNMENT OBLIGATIONS[d] — 12.46%

ARUBA — 0.08%
Aruba (Government of)
4.63%, 09/14/23[a]	250	253,125

		253,125
BRAZIL — 1.83%
Brazil (Federative Republic of)
7.13%, 01/20/37	855	1,120,050
8.25%, 01/20/34	1,080	1,566,000
8.75%, 02/04/25	425	627,937
8.88%, 04/15/24	630	926,100
10.13%, 05/15/27	586	978,620
11.00%, 08/17/40 (Call 08/17/15)	620	746,170

		5,964,877
CHILE — 0.07%
Chile (Republic of)
3.63%, 10/30/42	250	226,250

		226,250
COLOMBIA — 0.67%
Colombia (Republic of)
6.13%, 01/18/41	650	778,375
7.38%, 09/18/37	800	1,092,000
8.13%, 05/21/24	225	311,625

		2,182,000
INDONESIA — 0.73%
Indonesia (Republic of)
5.25%, 01/17/42[a]	750	740,625
7.75%, 01/17/38[a]	700	934,500
8.50%, 10/12/35[a]	500	715,000

		2,390,125
ISRAEL — 0.11%
Israel (State of)
4.00%, 06/30/22	350	373,275

		373,275
ITALY — 0.51%
Italy (Republic of)
5.38%, 06/15/33	742	774,054
6.88%, 09/27/23	730	873,810

		1,647,864

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

MEXICO — 1.52%
United Mexican States
4.75%, 03/08/44	$700	$694,750
5.75%, 10/12/49	630	653,625
6.05%, 01/11/40	620	734,700
6.75%, 09/27/34	1,525	1,948,188
7.50%, 04/08/33	402	556,770
8.30%, 08/15/31	255	376,125

		4,964,158
PANAMA — 0.59%
Panama (Republic of)
6.70%, 01/26/36	380	485,450
7.13%, 01/29/26	700	918,050
9.38%, 04/01/29	330	521,730

		1,925,230
PERU — 0.81%
Peru (Republic of)
5.63%, 11/18/50	400	453,000
6.55%, 03/14/37	170	218,025
7.35%, 07/21/25	700	946,050
8.75%, 11/21/33	650	1,015,625

		2,632,700
PHILIPPINES — 1.20%
Philippines (Republic of the)
5.00%, 01/13/37	3,500	3,906,875

		3,906,875
QATAR — 0.23%
Qatar (Kingdom of)
5.75%, 01/20/42[a]	200	232,000
6.40%, 01/20/40[a]	400	506,000

		738,000
RUSSIA — 2.15%
Russian Federation (The)
5.63%, 04/04/42[a]	1,400	1,533,000
7.50%, 03/31/30[a,c]	3,729	4,531,306
12.75%, 06/24/28[a]	500	937,500

		7,001,806
SOUTH AFRICA — 0.32%
South Africa (Republic of)
4.67%, 01/17/24	1,000	1,037,500

		1,037,500
TURKEY — 1.41%
Turkey (Republic of)
7.25%, 03/05/38	3,500	4,602,500

		4,602,500

Security	Principal or Shares (000s)	Value

URUGUAY — 0.23%
Uruguay (Republic of)
7.63%, 03/21/36	$280	$380,800
8.00%, 11/18/22	280	378,000

		758,800

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $41,610,823)		40,605,085

SHORT-TERM INVESTMENTS — 0.53%

MONEY MARKET FUNDS — 0.53%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	1,712	1,711,523

		1,711,523

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,711,523)		1,711,523

TOTAL INVESTMENTS IN SECURITIES — 98.29% (Cost: $322,540,432)		320,224,387
Other Assets, Less Liabilities — 1.71%		5,582,598

NET ASSETS — 100.00%		$325,806,985

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Investments are denominated in U.S. dollars.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

14

Schedule of Investments  (Unaudited)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 87.00%

ADVERTISING — 0.21%
Interpublic Group of Companies Inc. (The)
6.25%, 11/15/14	$1,000	$1,073,000
Omnicom Group Inc.
5.90%, 04/15/16	7,747	8,723,821
WPP Finance UK
5.88%, 06/15/14	3,290	3,449,821
8.00%, 09/15/14	7,778	8,451,505

		21,698,147
AEROSPACE & DEFENSE — 0.50%
Boeing Co. (The)
3.50%, 02/15/15	14,410	15,116,240
General Dynamics Corp.
1.00%, 11/15/17	5,000	4,903,638
1.38%, 01/15/15[a]	1,000	1,013,681
Northrop Grumman Corp.
1.75%, 06/01/18	3,000	2,994,543
3.70%, 08/01/14	6,280	6,497,971
United Technologies Corp.
1.20%, 06/01/15	6,236	6,319,412
4.88%, 05/01/15	12,650	13,689,920

		50,535,405
AGRICULTURE — 0.29%
Altria Group Inc.
4.13%, 09/11/15	15,534	16,662,256
Bunge Ltd. Finance Corp.
4.10%, 03/15/16[a]	3,000	3,203,309
Reynolds American Inc.
1.05%, 10/30/15	9,400	9,416,535

		29,282,100
AIRLINES — 0.00%
Southwest Airlines Co.
5.25%, 10/01/14[a]	120	126,232

		126,232
BANKS — 29.97%
Abbey National Treasury Services PLC
3.88%, 11/10/14[b]	6,000	6,218,232
4.00%, 04/27/16[a]	7,000	7,449,376
American Express Centurion Bank
0.88%, 11/13/15	12,000	11,999,469
Australia and New Zealand Banking Group Ltd.
0.90%, 02/12/16	10,000	9,982,774
Bank of America Corp.
1.25%, 01/11/16[a]	16,000	15,916,296
1.50%, 10/09/15[a]	20,000	20,112,453
3.63%, 03/17/16	13,000	13,714,669
3.70%, 09/01/15[a]	21,080	22,122,618

Security	Principal (000s)	Value

4.50%, 04/01/15[a]	$39,200	$41,422,947
4.75%, 08/01/15	22,550	24,127,795
5.13%, 11/15/14[a]	12,000	12,658,401
5.38%, 06/15/14	200	209,219
7.38%, 05/15/14	37,778	40,127,458
Bank of Montreal
0.80%, 11/06/15	10,550	10,543,202
1.45%, 04/09/18 (Call 03/09/18)	3,000	2,954,374
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	9,250	9,259,150
0.70%, 03/04/16 (Call 02/04/16)[a]	12,000	11,933,190
1.20%, 02/20/15 (Call 01/20/15)[a]	26,930	27,167,639
1.70%, 11/24/14 (Call 10/24/14)[a]	10,500	10,645,042
4.30%, 05/15/14	19,760	20,502,588
4.75%, 12/15/14	110	116,358
Series G
4.95%, 03/15/15	140	150,280
Bank of Nova Scotia
0.75%, 10/09/15	6,000	5,985,080
0.95%, 03/15/16	10,000	9,998,666
1.85%, 01/12/15	9,000	9,157,498
2.05%, 10/07/15	13,000	13,360,058
2.90%, 03/29/16	17,386	18,302,249
3.40%, 01/22/15	32,790	34,173,726
Bank One Corp.
4.90%, 04/30/15	1,110	1,188,412
Barclays Bank PLC
2.75%, 02/23/15	13,800	14,234,973
3.90%, 04/07/15	13,220	13,931,670
5.20%, 07/10/14	30,254	31,744,968
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	5,000	4,945,108
3.20%, 03/15/16 (Call 02/16/16)	11,355	12,003,657
5.20%, 12/23/15	6,750	7,427,698
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	22,000	22,898,774
BNP Paribas SA
3.25%, 03/11/15[a]	33,080	34,288,619
3.60%, 02/23/16[a]	26,000	27,442,979
Canadian Imperial Bank of Commerce
0.90%, 10/01/15[a]	15,150	15,175,547
2.35%, 12/11/15	14,000	14,528,773
Capital One Financial Corp.
1.00%, 11/06/15[a]	10,000	9,945,835
2.13%, 07/15/14	12,009	12,178,681
2.15%, 03/23/15	9,250	9,410,777
7.38%, 05/23/14	19,430	20,676,325
China Development Bank Corp.
4.75%, 10/08/14[a]	280	293,462
Citigroup Inc.
1.25%, 01/15/16[a]	15,000	14,959,590
1.30%, 04/01/16	17,000	16,974,117
2.25%, 08/07/15[a]	14,920	15,254,277
2.65%, 03/02/15[a]	9,324	9,564,798
4.59%, 12/15/15	13,000	14,078,402
4.70%, 05/29/15	1,160	1,239,614
4.75%, 05/19/15	28,780	30,784,972
4.88%, 05/07/15[a]	10,130	10,787,642
5.00%, 09/15/14	48,314	50,586,234
5.13%, 05/05/14	17,580	18,280,167
5.30%, 01/07/16	2,380	2,609,431
5.50%, 10/15/14	25,750	27,304,237
6.01%, 01/15/15	26,810	28,895,247
6.38%, 08/12/14	33,330	35,494,746

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Comerica Bank Series AI
5.70%, 06/01/14	$110	$115,237
Comerica Inc.
3.00%, 09/16/15	6,000	6,284,160
4.80%, 05/01/15[a]	100	106,590
Commonwealth Bank of Australia/ New York
1.25%, 09/18/15	14,000	14,108,946
1.95%, 03/16/15	18,865	19,281,742
Credit Suisse New York
3.50%, 03/23/15	30,000	31,460,628
Deutsche Bank AG London
3.25%, 01/11/16[a]	25,500	26,863,409
3.45%, 03/30/15[a]	23,680	24,757,412
3.88%, 08/18/14[a]	8,435	8,757,372
Deutsche Bank Financial LLC
5.38%, 03/02/15	5,740	6,101,945
Fifth Third Bancorp
3.63%, 01/25/16[a]	14,500	15,392,867
Fifth Third Bank
0.90%, 02/26/16 (Call 01/26/16)	11,000	10,924,705
4.75%, 02/01/15	2,465	2,612,862
Goldman Sachs Group Inc. (The)
1.60%, 11/23/15[a]	5,000	5,047,845
3.30%, 05/03/15	18,500	19,251,474
3.63%, 02/07/16[a]	78,300	82,754,871
3.70%, 08/01/15	39,074	41,150,739
5.00%, 10/01/14	16,260	17,139,878
5.13%, 01/15/15[a]	28,805	30,660,414
5.35%, 01/15/16[a]	19,000	20,845,464
5.50%, 11/15/14	18,220	19,399,873
6.00%, 05/01/14[a]	19,561	20,505,246
HSBC USA Inc.
2.38%, 02/13/15	32,312	33,193,362
Intesa Sanpaolo SpA
3.13%, 01/15/16	21,000	20,894,995
J.P. Morgan Chase & Co.
0.80%, 04/23/15	6,000	5,960,216
1.10%, 10/15/15	24,000	24,052,242
1.13%, 02/26/16[a]	13,275	13,228,753
1.88%, 03/20/15	27,250	27,646,945
2.60%, 01/15/16	11,000	11,380,459
3.40%, 06/24/15	31,000	32,478,950
3.45%, 03/01/16[a]	17,000	17,981,741
3.70%, 01/20/15[a]	29,330	30,632,790
4.65%, 06/01/14	33,002	34,347,221
4.75%, 03/01/15	2,340	2,491,529
5.13%, 09/15/14	19,470	20,527,500
5.15%, 10/01/15[a]	23,810	25,905,753
5.25%, 05/01/15[a]	570	610,153
KeyBank N.A.
1.65%, 02/01/18	3,000	2,986,831
5.80%, 07/01/14	8,750	9,225,138
KeyCorp
3.75%, 08/13/15[a]	17,385	18,400,332
KfW
0.50%, 04/19/16	45,000	44,832,879
0.63%, 04/24/15[a]	41,580	41,750,678
0.88%, 09/05/17	25,000	24,831,060
1.00%, 01/12/15	43,030	43,472,508
1.25%, 10/26/15[a]	25,000	25,431,765
2.63%, 03/03/15	32,100	33,354,391

Security	Principal (000s)	Value

2.63%, 02/16/16	$35,500	$37,430,628
2.75%, 10/21/14	61,000	63,030,043
4.13%, 10/15/14	13,760	14,466,111
4.38%, 07/21/15	5,000	5,410,973
5.13%, 03/14/16	20,000	22,466,408
Series G
4.38%, 03/15/18	10,000	11,466,096
Landwirtschaftliche Rentenbank
2.13%, 07/15/16	10,000	10,432,027
2.50%, 02/15/16	5,000	5,252,201
3.13%, 07/15/15[a]	15,250	16,097,587
Series G13
4.88%, 11/16/15	10,000	11,046,848
Lloyds TSB Bank PLC
4.88%, 01/21/16[a]	15,709	17,146,074
Mellon Capital IV Series 1
4.00%, 06/29/49 (Call 06/30/13)[a,c]	1,950	1,881,750
Mellon Funding Corp.
5.00%, 12/01/14	120	127,487
Morgan Stanley
1.75%, 02/25/16[a]	17,000	17,042,942
2.88%, 07/28/14[a]	4,070	4,157,313
3.45%, 11/02/15[a]	9,000	9,392,031
3.80%, 04/29/16[a]	20,000	21,097,328
4.00%, 07/24/15	8,000	8,411,051
4.10%, 01/26/15	13,220	13,799,455
4.20%, 11/20/14	26,750	27,832,792
5.38%, 10/15/15	13,640	14,848,046
5.95%, 12/28/17	2,000	2,292,009
6.00%, 05/13/14[a]	35,217	36,892,403
6.00%, 04/28/15[a]	37,010	40,162,647
National Australia Bank Ltd. New York
0.90%, 01/20/16[a]	2,500	2,496,440
1.60%, 08/07/15	18,000	18,288,681
2.00%, 03/09/15[a]	13,000	13,307,111
National Bank of Canada
1.50%, 06/26/15	18,000	18,218,381
National City Corp.
4.90%, 01/15/15	470	500,151
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	25,500	25,817,365
1.75%, 10/05/15	11,500	11,808,387
4.50%, 03/09/15	970	1,038,843
PNC Bank N.A.
0.80%, 01/28/16 (Call 12/28/15)[d]	1,000	997,253
PNC Funding Corp.
3.00%, 05/19/14[d]	8,000	8,192,084
3.63%, 02/08/15[d]	20,904	21,870,438
4.25%, 09/21/15[d]	5,500	5,918,535
5.25%, 11/15/15[d]	2,000	2,195,061
5.40%, 06/10/14[d]	8,263	8,667,078
Rabobank Nederland
2.13%, 10/13/15[a]	17,000	17,467,583
Regions Financial Corp.
5.75%, 06/15/15[a]	2,000	2,170,000
7.75%, 11/10/14	8,882	9,681,380
Royal Bank of Canada
0.80%, 10/30/15	15,000	14,983,246
0.85%, 03/08/16[a]	15,500	15,443,033
1.15%, 03/13/15[a]	9,280	9,369,258
1.45%, 10/30/14[a]	18,015	18,215,745
2.63%, 12/15/15[a]	11,800	12,322,884
2.88%, 04/19/16	10,000	10,530,141

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Royal Bank of Scotland Group PLC
2.55%, 09/18/15	$28,700	$29,373,199
3.95%, 09/21/15	7,250	7,683,727
4.38%, 03/16/16[a]	10,837	11,714,981
4.88%, 03/16/15[a]	15,780	16,846,313
SouthTrust Corp.
5.80%, 06/15/14[a]	2,150	2,263,139
State Street Corp.
2.88%, 03/07/16	19,159	20,214,923
4.30%, 05/30/14[a]	5,000	5,194,553
Sumitomo Mitsui Banking Corp.
0.90%, 01/18/16	16,000	15,915,253
1.35%, 07/18/15	9,000	9,064,918
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	5,000	5,334,541
Toronto-Dominion Bank (The)
1.38%, 07/14/14[a]	12,280	12,398,843
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	3,000	3,121,474
2.45%, 07/27/15	11,956	12,387,961
2.88%, 11/20/14[a]	5,150	5,309,103
4.20%, 05/15/14	17,690	18,332,736
UBS AG Stamford
3.88%, 01/15/15[a]	19,290	20,241,821
5.88%, 12/20/17	3,000	3,525,131
7.00%, 10/15/15	1,000	1,101,599
Union Bank N.A.
2.13%, 06/16/17[a]	2,000	2,029,278
UnionBanCal Corp.
5.25%, 12/16/13	4,170	4,262,620
US Bank N.A.
3.78%, 04/29/20 (Call 04/29/15)[c]	10,000	10,474,926
4.80%, 04/15/15	1,240	1,324,610
4.95%, 10/30/14[a]	11,990	12,678,160
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	26,490	27,863,247
5.60%, 03/15/16	3,500	3,874,737
Wells Fargo & Co.
1.25%, 02/13/15	21,750	21,930,794
1.50%, 07/01/15	17,000	17,225,264
3.63%, 04/15/15	21,090	22,192,062
3.75%, 10/01/14	28,295	29,454,777
5.00%, 11/15/14[a]	6,000	6,345,305
Wells Fargo Bank N.A.
4.75%, 02/09/15	26,500	28,110,570
Westpac Banking Corp.
0.95%, 01/12/16[a]	15,700	15,738,543
1.13%, 09/25/15	23,000	23,178,168
3.00%, 08/04/15	12,921	13,516,375
3.00%, 12/09/15	10,701	11,274,779
4.20%, 02/27/15	19,350	20,533,321
Zions BanCorp.
7.75%, 09/23/14	2,080	2,247,440

		3,044,542,928
BEVERAGES — 1.92%
Anheuser-Busch Companies LLC
5.00%, 01/15/15[a]	110	117,567
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16[a]	5,000	4,992,908
Anheuser-Busch InBev Worldwide Inc.

Security	Principal (000s)	Value

0.80%, 07/15/15	$22,000	$22,052,717
1.50%, 07/14/14	8,760	8,856,983
4.13%, 01/15/15	29,450	31,066,128
5.38%, 11/15/14	20,250	21,619,724
Beam Inc.
6.38%, 06/15/14	3,500	3,695,552
Coca-Cola Co. (The)
0.75%, 03/13/15	12,290	12,353,916
1.50%, 11/15/15[a]	6,000	6,137,824
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	1,990	1,996,018
2.13%, 09/15/15	1,000	1,025,233
Diageo Capital PLC
0.63%, 04/29/16	15,000	14,905,393
Diageo Finance BV
3.25%, 01/15/15	900	938,799
5.30%, 10/28/15	5,120	5,649,521
PepsiAmericas Inc.
4.88%, 01/15/15[a]	100	106,509
PepsiCo Inc.
0.70%, 08/13/15	11,000	11,022,358
0.70%, 02/26/16	13,000	12,963,197
0.75%, 03/05/15[a]	19,750	19,816,754
0.80%, 08/25/14	2,350	2,359,037
1.25%, 08/13/17	5,000	4,959,736
3.10%, 01/15/15	7,775	8,096,429

		194,732,303
BIOTECHNOLOGY — 0.50%
Amgen Inc.
1.88%, 11/15/14	13,160	13,368,757
4.85%, 11/18/14	8,380	8,869,534
Celgene Corp.
2.45%, 10/15/15	500	517,109
Genentech Inc.
4.75%, 07/15/15	10,200	11,067,267
Genzyme Corp.
3.63%, 06/15/15	3,000	3,180,724
Gilead Sciences Inc.
2.40%, 12/01/14	13,585	13,923,494
Life Technologies Corp.
4.40%, 03/01/15	70	73,733

		51,000,618
CHEMICALS — 1.15%
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	5,000	4,945,815
4.50%, 09/15/14	3,000	3,141,746
Albemarle Corp.
5.10%, 02/01/15	100	106,165
Dow Chemical Co. (The)
2.50%, 02/15/16	10,000	10,384,414
5.90%, 02/15/15	14,838	16,104,947
E.I. du Pont de Nemours and Co.
3.25%, 01/15/15	10,060	10,498,692
4.75%, 03/15/15[a]	3,030	3,253,607
5.25%, 12/15/16	1,000	1,145,347
Ecolab Inc.
1.00%, 08/09/15	9,500	9,541,946
2.38%, 12/08/14[a]	10,080	10,335,348

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Lubrizol Corp.
5.50%, 10/01/14	$140	$149,103
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	5,000	5,338,506
5.25%, 05/15/14	9,160	9,555,591
PPG Industries Inc.
1.90%, 01/15/16	5,000	5,106,383
Praxair Inc.
0.75%, 02/21/16	20,000	19,997,406
5.25%, 11/15/14	6,270	6,692,255
Sherwin-Williams Co. (The)
3.13%, 12/15/14	130	134,784

		116,432,055
COMMERCIAL SERVICES — 0.01%
Block Financial LLC
5.13%, 10/30/14[a]	590	620,090
Equifax Inc.
4.45%, 12/01/14	100	103,773
Yale University
2.90%, 10/15/14	629	650,260

		1,374,123
COMPUTERS — 1.62%
Apple Inc.
0.45%, 05/03/16	25,000	24,859,264
Computer Sciences Corp.
2.50%, 09/15/15[a]	7,250	7,427,829
Dell Inc.
2.10%, 04/01/14[a]	2,950	2,975,273
2.30%, 09/10/15	5,000	5,000,000
Hewlett-Packard Co.
1.55%, 05/30/14[a]	6,100	6,135,828
2.20%, 12/01/15[a]	6,000	6,123,947
2.35%, 03/15/15[a]	19,450	19,807,427
2.63%, 12/09/14	2,050	2,089,035
4.75%, 06/02/14	21,460	22,248,490
International Business Machines Corp.
0.55%, 02/06/15	18,250	18,272,321
0.75%, 05/11/15	7,000	7,032,895
0.88%, 10/31/14	21,200	21,333,788
1.25%, 05/12/14	15,000	15,135,136
1.95%, 07/22/16[a]	3,000	3,099,734
2.00%, 01/05/16[a]	3,000	3,087,961

		164,628,928
COSMETICS & PERSONAL CARE — 0.76%
Avon Products Inc.
2.38%, 03/15/16[a]	10,000	10,181,660
Colgate-Palmolive Co.
0.60%, 11/15/14	7,900	7,919,833
Procter & Gamble Co. (The)
0.70%, 08/15/14	13,625	13,677,908
1.80%, 11/15/15	18,000	18,544,986
3.50%, 02/15/15	13,270	13,955,241
4.95%, 08/15/14[a]	12,320	12,996,987

		77,276,615

Security	Principal (000s)	Value

DIVERSIFIED FINANCIAL SERVICES — 9.18%
American Express Co.
7.25%, 05/20/14	$14,794	$15,757,480
American Express Credit Corp.
1.75%, 06/12/15	16,850	17,169,432
2.75%, 09/15/15	25,000	26,070,332
Series D
5.13%, 08/25/14[a]	22,830	24,101,140
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	35,470	37,922,699
Boeing Capital Corp.
3.25%, 10/27/14[a]	3,000	3,115,106
Caterpillar Financial Services Corp.
0.70%, 11/06/15[a]	2,000	2,001,116
0.70%, 02/26/16	8,000	7,951,516
1.05%, 03/26/15[a]	10,500	10,589,783
1.10%, 05/29/15	3,000	3,029,288
1.13%, 12/15/14	9,000	9,099,057
5.45%, 04/15/18[a]	3,000	3,519,517
6.13%, 02/17/14[a]	900	936,306
Series F
4.75%, 02/17/15	110	117,648
Charles Schwab Corp. (The)
0.85%, 12/04/15	1,500	1,503,467
Countrywide Financial Corp.
6.25%, 05/15/16[a]	3,000	3,345,361
Credit Suisse (USA) Inc.
4.88%, 01/15/15	10,250	10,889,696
5.13%, 08/15/15	14,748	16,052,340
5.38%, 03/02/16[a]	6,825	7,603,076
Ford Motor Credit Co. LLC
1.70%, 05/09/16	13,000	12,975,940
2.50%, 01/15/16[a]	2,000	2,036,983
2.75%, 05/15/15	15,000	15,331,905
3.88%, 01/15/15[a]	18,645	19,337,775
4.21%, 04/15/16	10,000	10,649,012
5.63%, 09/15/15	3,000	3,259,905
7.00%, 04/15/15[a]	25,940	28,464,188
8.00%, 06/01/14	13,500	14,387,787
8.00%, 12/15/16	3,000	3,597,783
8.70%, 10/01/14	9,150	10,016,643
12.00%, 05/15/15[a]	13,500	16,135,193
General Electric Capital Corp.
1.00%, 12/11/15	20,350	20,407,449
1.00%, 01/08/16	7,400	7,402,877
1.63%, 07/02/15[a]	34,000	34,517,554
2.15%, 01/09/15[a]	30,000	30,689,912
2.25%, 11/09/15[a]	23,250	24,001,545
3.50%, 06/29/15	9,250	9,746,507
4.38%, 09/21/15	4,715	5,075,971
4.75%, 09/15/14	17,543	18,474,604
4.88%, 03/04/15[a]	8,260	8,848,428
5.00%, 01/08/16[a]	28,100	30,900,404
Series A
3.75%, 11/14/14	28,431	29,679,260
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[a,c]	3,200	3,232,000
HSBC Finance Corp.
5.00%, 06/30/15[a]	24,903	26,837,856
5.25%, 04/15/15[a]	240	258,139
5.50%, 01/19/16[a]	18,400	20,391,509

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Jefferies Group LLC
5.88%, 06/08/14[a]	$220	$229,570
John Deere Capital Corp.
0.70%, 09/04/15[a]	10,351	10,367,952
0.75%, 01/22/16	7,000	6,971,773
0.88%, 04/17/15[a]	10,000	10,049,990
0.95%, 06/29/15	7,000	7,049,523
1.25%, 12/02/14	8,700	8,796,678
2.95%, 03/09/15	2,790	2,907,573
Lazard Group LLC
7.13%, 05/15/15	230	251,995
Merrill Lynch & Co. Inc.
5.45%, 07/15/14[a]	21,860	22,928,272
Series B
5.30%, 09/30/15[a]	351	380,949
Series C
5.00%, 01/15/15[a]	19,659	20,787,704
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15[a]	220	228,574
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	13,485	13,572,918
Nomura Holdings Inc.
2.00%, 09/13/16[a]	17,000	16,943,569
4.13%, 01/19/16	12,625	13,291,393
5.00%, 03/04/15[a]	17,075	18,059,815
ORIX Corp.
4.71%, 04/27/15	11,000	11,633,665
5.00%, 01/12/16[a]	1,039	1,114,819
PACCAR Financial Corp.
0.75%, 08/14/15	5,000	5,010,168
0.75%, 05/16/16	3,900	3,881,286
0.80%, 02/08/16[a]	3,000	2,990,087
1.05%, 06/05/15	5,000	5,006,276
1.55%, 09/29/14	9,000	9,130,077
SLM Corp.
3.88%, 09/10/15	15,000	15,262,501
5.05%, 11/14/14	120	124,500
6.25%, 01/25/16[a]	20,500	21,678,750
Series A
5.00%, 04/15/15[a]	440	455,400
5.38%, 05/15/14	10,000	10,300,000
TD Ameritrade Holding Corp.
4.15%, 12/01/14[a]	7,000	7,361,153
Toyota Motor Credit Corp.
0.80%, 05/17/16[a]	5,000	4,999,302
0.88%, 07/17/15[a]	3,350	3,363,346
1.00%, 02/17/15[a]	20,400	20,557,486
1.25%, 11/17/14[a]	8,725	8,814,262
2.80%, 01/11/16	12,418	13,027,196
3.20%, 06/17/15	26,615	27,965,450

		932,925,461
ELECTRIC — 2.31%
Alabama Power Co.
0.55%, 10/15/15[a]	28,000	27,877,203
Alliant Energy Corp.
4.00%, 10/15/14	4,090	4,256,380
Ameren Corp.
8.88%, 05/15/14[a]	6,000	6,438,751
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	5,000	4,961,348

Security	Principal (000s)	Value

Appalachian Power Co. Series S
3.40%, 05/24/15	$350	$366,032
Arizona Public Service Co.
4.65%, 05/15/15	100	107,239
5.80%, 06/30/14	4,130	4,351,386
CMS Energy Corp.
4.25%, 09/30/15	1,000	1,068,520
Commonwealth Edison Co.
4.70%, 04/15/15	3,250	3,478,312
Consumers Energy Co.
5.15%, 02/15/17	2,000	2,262,264
Dominion Resources Inc.
2.25%, 09/01/15	3,135	3,232,107
Series C
5.15%, 07/15/15	12,513	13,612,548
Duke Energy Carolinas LLC
5.10%, 04/15/18	2,000	2,326,992
5.30%, 10/01/15	10,000	11,060,997
Duke Energy Corp.
1.63%, 08/15/17	1,070	1,065,962
3.35%, 04/01/15	12,460	13,023,785
Duke Energy Progress Inc.
5.15%, 04/01/15	100	108,116
Edison International
3.75%, 09/15/17	5,000	5,379,542
Entergy Louisiana LLC
1.88%, 12/15/14	10,195	10,361,207
Exelon Corp.
4.90%, 06/15/15	17,726	19,059,119
Florida Power Corp.
0.65%, 11/15/15[a]	5,300	5,279,833
Georgia Power Co.
0.75%, 08/10/15	7,350	7,356,882
Series 12D
0.63%, 11/15/15	10,000	9,955,882
Kentucky Utilities Co.
1.63%, 11/01/15	2,000	2,041,500
MidAmerican Energy Holdings Co.
4.65%, 10/01/14[a]	110	116,048
5.75%, 04/01/18	2,000	2,359,177
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	19,000	19,117,711
7.88%, 12/15/15	1,000	1,164,858
Nisource Finance Corp.
5.40%, 07/15/14	1,081	1,133,226
Oncor Electric Delivery Co.
6.38%, 01/15/15	6,575	7,135,841
PPL Energy Supply LLC
5.40%, 08/15/14	420	442,570
Public Service Electric & Gas Co.
2.70%, 05/01/15	5,000	5,189,379
5.00%, 08/15/14[a]	1,060	1,116,105
Series G
0.85%, 08/15/14	9,050	9,081,826
Scottish Power Ltd.
5.38%, 03/15/15[a]	7,750	8,243,005
Southern California Edison Co.
4.15%, 09/15/14	3,345	3,496,908
Series 04-F
4.65%, 04/01/15	1,120	1,197,103
TransAlta Corp.
4.75%, 01/15/15	2,500	2,624,495

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Westar Energy Inc.
6.00%, 07/01/14	$120	$126,640
Xcel Energy Inc.
0.75%, 05/09/16	13,000	12,953,033

		234,529,832
ELECTRONICS — 0.43%
Agilent Technologies Inc.
5.50%, 09/14/15[a]	13,600	14,944,837
Amphenol Corp.
4.75%, 11/15/14	150	157,757
Thermo Fisher Scientific Inc.
3.20%, 05/01/15[a]	3,000	3,121,659
3.20%, 03/01/16	17,688	18,565,894
3.25%, 11/20/14	6,430	6,657,094

		43,447,241
ENVIRONMENTAL CONTROL — 0.13%
Waste Management Inc.
5.00%, 03/15/14	5,250	5,426,421
6.38%, 03/11/15[a]	6,835	7,483,580

		12,910,001
FOOD — 1.19%
Campbell Soup Co.
3.38%, 08/15/14	6,670	6,899,606
ConAgra Foods Inc.
1.30%, 01/25/16[a]	14,000	14,107,775
1.35%, 09/10/15	5,000	5,029,471
General Mills Inc.
0.88%, 01/29/16[a]	5,100	5,102,701
1.55%, 05/16/14	1,800	1,817,928
5.20%, 03/17/15[a]	11,600	12,523,279
Kellogg Co.
1.13%, 05/15/15[a]	12,005	12,085,962
Kraft Foods Group Inc.
1.63%, 06/04/15	14,150	14,365,979
Kroger Co. (The)
4.95%, 01/15/15[a]	3,170	3,374,839
Mondelez International Inc.
4.13%, 02/09/16[a]	23,000	24,847,830
Nabisco Inc.
7.55%, 06/15/15	2,000	2,265,609
Safeway Inc.
5.63%, 08/15/14[a]	100	105,332
Sara Lee Corp.
2.75%, 09/15/15[a]	7,000	7,171,084
Sysco Corp.
0.55%, 06/12/15	1,700	1,699,767
Unilever Capital Corp.
0.45%, 07/30/15	5,000	4,986,466
0.85%, 08/02/17	5,000	4,904,639

		121,288,267
FOREST PRODUCTS & PAPER — 0.03%
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15	110	118,070

Security	Principal (000s)	Value

Georgia-Pacific LLC
7.70%, 06/15/15	$1,670	$1,887,730
International Paper Co.
5.30%, 04/01/15	490	523,935

		2,529,735
GAS — 0.04%
Atmos Energy Corp.
4.95%, 10/15/14	180	189,977
Consolidated Natural Gas Co. Series A
5.00%, 12/01/14	3,860	4,106,830

		4,296,807
HEALTH CARE — PRODUCTS — 0.88%
Baxter International Inc.
4.63%, 03/15/15[a]	5,150	5,498,481
Boston Scientific Corp.
4.50%, 01/15/15	14,210	14,971,134
5.45%, 06/15/14[a]	10,000	10,457,999
CareFusion Corp.
5.13%, 08/01/14	9,175	9,612,017
Covidien International Finance SA
1.35%, 05/29/15	14,250	14,366,075
Hospira Inc.
5.90%, 06/15/14	1,730	1,815,409
Medtronic Inc.
1.38%, 04/01/18[a]	12,000	11,903,496
3.00%, 03/15/15[a]	14,205	14,814,052
Stryker Corp.
3.00%, 01/15/15[a]	1,500	1,557,855
Zimmer Holdings Inc.
1.40%, 11/30/14[a]	4,480	4,519,471

		89,515,989
HEALTH CARE — SERVICES — 0.67%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	1,000	991,528
Coventry Health Care Inc.
6.30%, 08/15/14[a]	1,930	2,050,865
Quest Diagnostics Inc.
5.45%, 11/01/15	6,000	6,551,835
UnitedHealth Group Inc.
0.85%, 10/15/15	24,450	24,520,687
WellPoint Inc.
1.25%, 09/10/15[a]	9,200	9,266,753
5.00%, 12/15/14	11,660	12,424,795
5.25%, 01/15/16	11,000	12,151,058

		67,957,521
HOLDING COMPANIES — DIVERSIFIED — 0.16%
Encana Holdings Finance Corp.
5.80%, 05/01/14	10,525	11,003,915
Leucadia National Corp.
8.13%, 09/15/15	5,000	5,688,250

		16,692,165

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

HOME BUILDERS — 0.00%
MDC Holdings Inc.
5.38%, 12/15/14[a]	$100	$105,750

		105,750
HOME FURNISHINGS — 0.08%
Whirlpool Corp.
8.60%, 05/01/14	7,660	8,207,699

		8,207,699
HOUSEHOLD PRODUCTS & WARES — 0.13%
Clorox Co. (The)
5.00%, 01/15/15[a]	12,190	12,981,355

		12,981,355
HOUSEWARES — 0.06%
Newell Rubbermaid Inc.
2.00%, 06/15/15	6,000	6,093,121

		6,093,121
INSURANCE — 2.19%
ACE INA Holdings Inc.
2.60%, 11/23/15	17,500	18,268,282
5.60%, 05/15/15	500	546,404
5.88%, 06/15/14[a]	2,965	3,123,324
Aegon NV
4.63%, 12/01/15	665	719,100
Allstate Corp. (The)
5.00%, 08/15/14	13,224	13,904,189
American International Group Inc.
2.38%, 08/24/15	350	357,024
3.00%, 03/20/15	5,000	5,173,001
4.25%, 09/15/14	21,340	22,251,888
5.05%, 10/01/15	10,534	11,488,039
Axis Capital Holdings Ltd.
5.75%, 12/01/14	150	160,100
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15[a]	24,000	25,059,923
4.85%, 01/15/15	16,485	17,620,688
5.10%, 07/15/14[a]	130	136,824
Berkshire Hathaway Inc.
0.80%, 02/11/16[a]	9,275	9,281,214
CNA Financial Corp.
5.85%, 12/15/14	5,000	5,340,964
Everest Reinsurance Holdings Inc.
5.40%, 10/15/14	80	84,089
Genworth Holdings Inc.
5.75%, 06/15/14[a]	6,700	7,026,626
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	6,716	7,418,748
MetLife Inc.
1.76%, 12/15/17[c]	2,000	2,009,705
5.00%, 06/15/15	12,940	14,007,550
5.50%, 06/15/14	360	378,215
Prudential Financial Inc.
4.75%, 04/01/14	1,915	1,979,516
6.20%, 01/15/15	50	54,108

Security	Principal (000s)	Value

Series B
5.10%, 09/20/14	$13,125	$13,862,455
Series D
3.88%, 01/14/15	14,816	15,509,020
4.75%, 09/17/15	14,500	15,720,904
XL Group PLC
5.25%, 09/15/14	10,120	10,668,356

		222,150,256
INTERNET — 0.27%
Amazon.com Inc.
0.65%, 11/27/15	13,630	13,594,176
eBay Inc.
0.70%, 07/15/15[a]	5,410	5,424,035
1.63%, 10/15/15[a]	4,000	4,088,143
Google Inc.
2.13%, 05/19/16[a]	4,117	4,285,889

		27,392,243
LEISURE TIME — 0.10%
Carnival Corp.
1.20%, 02/05/16	10,000	9,972,478

		9,972,478
LODGING — 0.05%
Starwood Hotels & Resorts Worldwide Inc.
7.38%, 11/15/15	4,500	5,137,717

		5,137,717
MACHINERY — 0.20%
Caterpillar Inc.
0.95%, 06/26/15[a]	11,450	11,542,500
1.38%, 05/27/14[a]	8,840	8,927,015

		20,469,515
MANUFACTURING — 0.53%
Danaher Corp.
1.30%, 06/23/14	7,440	7,502,367
Eaton Corp.
0.95%, 11/02/15[b]	15,800	15,816,277
General Electric Co.
0.85%, 10/09/15	17,000	17,036,896
5.25%, 12/06/17	2,000	2,314,008
Ingersoll-Rand PLC
4.75%, 05/15/15	120	126,922
Pentair Finance SA
1.35%, 12/01/15	5,550	5,562,692
Tyco Electronics Group SA
1.60%, 02/03/15	5,225	5,276,245

		53,635,407
MEDIA — 2.49%
Comcast Corp.
5.30%, 01/15/14[a]	940	967,374
5.85%, 11/15/15[a]	1,000	1,119,768
5.90%, 03/15/16[a]	13,633	15,483,825

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

6.50%, 01/15/15	$13,200	$14,442,426
6.50%, 01/15/17	2,000	2,366,919
COX Communications Inc.
5.45%, 12/15/14	14,136	15,178,515
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16[a]	9,400	9,860,980
3.50%, 03/01/16[a]	15,674	16,635,276
3.55%, 03/15/15	14,600	15,269,786
4.75%, 10/01/14[a]	14,200	14,950,692
Discovery Communications LLC
3.70%, 06/01/15[a]	11,490	12,124,668
NBCUniversal Media LLC
2.88%, 04/01/16[a]	13,703	14,436,712
3.65%, 04/30/15	12,200	12,886,140
News America Inc.
5.30%, 12/15/14	9,796	10,480,298
Thomson Reuters Corp.
0.88%, 05/23/16	3,700	3,678,395
5.70%, 10/01/14	11,150	11,873,633
Time Warner Cable Inc.
7.50%, 04/01/14	9,100	9,608,654
Time Warner Inc.
3.15%, 07/15/15	15,000	15,721,785
Viacom Inc.
1.25%, 02/27/15	14,400	14,497,474
2.50%, 12/15/16	2,000	2,076,766
4.25%, 09/15/15[a]	400	429,276
4.38%, 09/15/14[a]	7,450	7,795,016
6.25%, 04/30/16	5,000	5,700,014
Walt Disney Co. (The)
0.45%, 12/01/15	10,000	9,980,952
0.88%, 12/01/14	15,500	15,592,144
Series B
6.20%, 06/20/14[a]	140	148,511

		253,305,999
METAL FABRICATE & HARDWARE — 0.09%
Precision Castparts Corp.
0.70%, 12/20/15	8,890	8,888,470

		8,888,470
MINING — 1.25%
Barrick Gold Corp.
1.75%, 05/30/14	5,270	5,308,765
Barrick Gold Finance Co.
4.88%, 11/15/14	5,180	5,461,874
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	15,860	15,981,082
1.13%, 11/21/14	27,010	27,258,887
7.25%, 03/01/16	300	349,348
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15[a]	12,040	12,115,640
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15[a]	5,000	5,110,831
8.95%, 05/01/14	27,740	29,817,317
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	11,053	11,110,003
Vale Overseas Ltd.
6.25%, 01/11/16[a]	8,000	8,892,009

Security	Principal (000s)	Value

Xstrata Canada Corp.
5.38%, 06/01/15	$5,000	$5,380,752

		126,786,508
MULTI-NATIONAL — 9.52%
African Development Bank
0.88%, 03/15/18	10,000	9,882,034
3.00%, 05/27/14	10,000	10,268,623
Council of Europe Development Bank
1.50%, 01/15/15	15,000	15,257,101
European Bank for Reconstruction and Development
0.75%, 09/01/17	10,000	9,900,621
1.63%, 09/03/15	41,500	42,543,750
Series G
2.75%, 04/20/15	3,500	3,653,038
5.00%, 05/19/14[a]	10,000	10,452,777
European Investment Bank
0.50%, 08/15/16	12,700	12,609,055
0.63%, 04/15/16	32,200	32,169,864
0.88%, 12/15/14	29,000	29,252,836
1.00%, 07/15/15	15,000	15,167,296
1.00%, 03/15/18	10,000	9,870,927
1.13%, 08/15/14	52,500	53,003,911
1.13%, 04/15/15	55,000	55,731,434
1.38%, 10/20/15	25,000	25,510,445
1.50%, 05/15/14	78,100	79,018,230
1.63%, 09/01/15	27,000	27,678,019
2.25%, 03/15/16	25,000	26,104,612
2.50%, 05/16/16	20,000	21,068,004
2.75%, 03/23/15	22,250	23,184,411
2.88%, 01/15/15	28,500	29,648,573
3.00%, 04/08/14	48,000	49,072,800
3.13%, 06/04/14	53,500	55,002,194
International Bank for Reconstruction and Development
0.50%, 04/15/16	40,000	39,945,484
0.88%, 04/17/17	10,000	10,046,239
1.00%, 09/15/16	20,000	20,210,378
1.13%, 08/25/14	67,700	68,377,684
2.38%, 05/26/15	73,500	76,406,190
International Finance Corp.
0.50%, 05/15/15	2,000	2,002,900
0.50%, 05/16/16	7,200	7,181,300
2.13%, 11/17/17	10,000	10,471,733
2.75%, 04/20/15	29,000	30,273,602
Series G
3.00%, 04/22/14	11,650	11,920,956
Nordic Investment Bank
0.50%, 04/14/16	15,000	14,971,329
1.00%, 03/07/17	15,000	15,092,502
2.50%, 07/15/15	2,500	2,608,285
2.63%, 10/06/14	11,000	11,340,336

		966,899,473
OFFICE & BUSINESS EQUIPMENT — 0.39%
Pitney Bowes Inc.
4.75%, 01/15/16	4,000	4,247,401
4.88%, 08/15/14[a]	9,140	9,511,819
5.00%, 03/15/15	2,430	2,559,307
Xerox Corp.
4.25%, 02/15/15[a]	12,080	12,698,554
8.25%, 05/15/14[a]	9,930	10,617,159

		39,634,240

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

OIL & GAS — 3.70%
Anadarko Petroleum Corp.
5.75%, 06/15/14	$3,000	$3,148,281
7.63%, 03/15/14	2,270	2,392,973
Apache Finance Canada Corp.
4.38%, 05/15/15	3,200	3,424,320
BP Capital Markets PLC
0.70%, 11/06/15	4,000	3,990,770
1.70%, 12/05/14[a]	6,000	6,099,496
3.13%, 10/01/15	24,850	26,155,562
3.20%, 03/11/16	10,500	11,135,711
3.63%, 05/08/14	10,050	10,351,864
3.88%, 03/10/15	30,500	32,207,232
Canadian Natural Resources Ltd.
1.45%, 11/14/14	8,800	8,874,022
4.90%, 12/01/14	1,140	1,207,507
Cenovus Energy Inc.
4.50%, 09/15/14	13,000	13,605,639
ConocoPhillips
4.60%, 01/15/15	18,603	19,784,612
4.75%, 02/01/14	5,067	5,209,910
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	5,000	5,419,357
5.15%, 09/01/14	110	116,000
Ensco PLC
3.25%, 03/15/16	16,058	16,974,043
EOG Resources Inc.
2.50%, 02/01/16	4,000	4,167,723
2.95%, 06/01/15	4,000	4,177,882
Husky Energy Inc.
5.90%, 06/15/14	11,330	11,913,601
Marathon Oil Corp.
0.90%, 11/01/15	8,900	8,894,302
Noble Corp.
5.88%, 06/01/13	4,000	4,000,000
Noble Holding International Ltd.
3.05%, 03/01/16[a]	14,860	15,354,020
Occidental Petroleum Corp.
2.50%, 02/01/16	13,000	13,562,633
PC Financial Partnership
5.00%, 11/15/14	170	180,015
Phillips 66
1.95%, 03/05/15	11,000	11,223,296
Shell International Finance BV
0.63%, 12/04/15[a]	12,000	12,023,580
3.10%, 06/28/15[a]	29,850	31,414,417
3.25%, 09/22/15[a]	4,000	4,244,892
Statoil ASA
2.90%, 10/15/14	13,000	13,408,671
Talisman Energy Inc.
5.13%, 05/15/15[a]	150	160,843
Total Capital International SA
0.75%, 01/25/16[a]	4,035	4,028,157
Total Capital SA
2.30%, 03/15/16[a]	12,185	12,641,818
3.00%, 06/24/15	15,960	16,718,880
3.13%, 10/02/15	17,000	17,942,895
Transocean Inc.
4.95%, 11/15/15	14,875	16,105,042

Security	Principal (000s)	Value

Valero Energy Corp.
4.50%, 02/01/15	$3,055	$3,238,758

		375,498,724
OIL & GAS SERVICES — 0.04%
Cameron International Corp.
1.60%, 04/30/15 (Call 01/30/15)	3,750	3,780,417

		3,780,417
PACKAGING & CONTAINERS — 0.01%
Bemis Co. Inc.
5.65%, 08/01/14[a]	1,040	1,095,852

		1,095,852
PHARMACEUTICALS — 3.56%
AbbVie Inc.
1.20%, 11/06/15[b]	45,500	45,743,274
AmerisourceBergen Corp.
5.88%, 09/15/15	1,000	1,107,455
AstraZeneca PLC
5.40%, 06/01/14	12,829	13,460,998
Cardinal Health Inc.
4.00%, 06/15/15	7,890	8,357,154
Eli Lilly and Co.
4.20%, 03/06/14	8,657	8,905,309
Express Scripts Holding Co.
2.10%, 02/12/15	14,050	14,331,640
2.75%, 11/21/14[a]	14,120	14,510,232
3.13%, 05/15/16	10,000	10,555,871
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	15,000	14,940,072
GlaxoSmithKline Capital PLC
0.75%, 05/08/15[a]	17,500	17,575,398
McKesson Corp.
0.95%, 12/04/15[a]	2,500	2,508,872
1.40%, 03/15/18	4,500	4,444,638
6.50%, 02/15/14	4,720	4,913,662
Mead Johnson Nutrition Co.
3.50%, 11/01/14	50	51,929
Merck & Co. Inc.
0.70%, 05/18/16	20,000	19,997,207
2.25%, 01/15/16[a]	12,000	12,458,598
4.00%, 06/30/15	18,180	19,453,403
4.75%, 03/01/15[a]	2,840	3,048,115
Novartis Capital Corp.
2.90%, 04/24/15	24,670	25,759,740
Pfizer Inc.
0.90%, 01/15/17	10,000	10,005,385
5.35%, 03/15/15	37,710	40,816,656
Sanofi
1.20%, 09/30/14[a]	13,250	13,383,997
2.63%, 03/29/16	19,975	20,937,807
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	13,245	13,828,700
Watson Pharmaceuticals Inc.
5.00%, 08/15/14	6,042	6,322,824
Wyeth LLC
5.50%, 02/15/16	5,389	6,057,030

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Zoetis Inc.
1.15%, 02/01/16[b]	$8,250	$8,281,423

		361,757,389
PIPELINES — 1.37%
Buckeye Partners LP
5.30%, 10/15/14[a]	80	84,161
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	1,000	1,141,470
DCP Midstream Operating LP
3.25%, 10/01/15	1,395	1,439,157
El Paso Pipeline Partners Operating Co. LLC
4.10%, 11/15/15	3,500	3,744,264
Enbridge Inc.
4.90%, 03/01/15	1,630	1,740,984
5.80%, 06/15/14	12,260	12,891,996
Energy Transfer Partners LP
5.95%, 02/01/15[a]	4,120	4,441,405
Enterprise Products Operating LLC
1.25%, 08/13/15	6,848	6,899,056
3.20%, 02/01/16	12,000	12,649,046
3.70%, 06/01/15	4,000	4,216,856
Series G
5.60%, 10/15/14	10,000	10,676,939
Series I
5.00%, 03/01/15[a]	1,500	1,606,338
Kinder Morgan Energy Partners LP
5.13%, 11/15/14	10,415	11,072,293
5.63%, 02/15/15	3,365	3,634,844
Magellan Midstream Partners LP
6.45%, 06/01/14	100	105,506
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	4,400	4,619,005
Plains All American Pipeline LP
3.95%, 09/15/15	6,475	6,932,524
Spectra Energy Capital LLC
5.67%, 08/15/14	4,920	5,197,093
TransCanada PipeLines Ltd.
0.75%, 01/15/16	18,625	18,545,641
0.88%, 03/02/15[a]	12,070	12,105,280
4.88%, 01/15/15	110	117,217
Williams Partners LP
3.80%, 02/15/15	14,330	15,029,955

		138,891,030
REAL ESTATE — 0.00%
ProLogis LP
7.63%, 08/15/14	100	108,360

		108,360
REAL ESTATE INVESTMENT TRUSTS — 56%
American Tower Corp.
4.63%, 04/01/15	130	137,549
Arden Realty LP
5.25%, 03/01/15 (Call 12/01/14)	120	127,098
Boston Properties LP
5.63%, 04/15/15[a]	7,540	8,191,483
Digital Realty Trust LP
4.50%, 07/15/15 (Call 04/15/15)	2,000	2,116,981

Security	Principal (000s)	Value

Duke Realty LP
5.40%, 08/15/14	$80	$84,001
7.38%, 02/15/15	50	54,921
ERP Operating LP
5.25%, 09/15/14	4,170	4,409,819
6.58%, 04/13/15	5,000	5,509,402
Health Care REIT Inc.
4.70%, 09/15/17	2,000	2,216,644
5.88%, 05/15/15	110	119,447
Hospitality Properties Trust
5.13%, 02/15/15 (Call 08/15/14)	150	155,631
7.88%, 08/15/14 (Call 02/15/14)	5,100	5,338,064
Liberty Property LP
5.13%, 03/02/15	440	468,632
Simon Property Group LP
4.20%, 02/01/15 (Call 11/01/14)[a]	10,730	11,257,430
5.10%, 06/15/15	10,000	10,860,027
5.75%, 12/01/15 (Call 09/02/15)	2,000	2,215,548
Vornado Realty Trust
4.25%, 04/01/15 (Call 01/01/15)	3,600	3,768,408

		57,031,085
RETAIL — 2.04%
AutoZone Inc.
5.50%, 11/15/15[a]	1,000	1,106,129
5.75%, 01/15/15	9,275	10,004,488
Costco Wholesale Corp.
0.65%, 12/07/15	13,000	13,030,239
CVS Caremark Corp.
3.25%, 05/18/15	1,800	1,879,754
4.88%, 09/15/14	7,220	7,614,979
5.75%, 06/01/17	2,000	2,328,960
Home Depot Inc. (The)
5.40%, 03/01/16[a]	38,237	42,894,523
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	3,000	3,032,793
5.00%, 10/15/15	1,000	1,100,810
Macy’s Retail Holdings Inc.
5.75%, 07/15/14	7,000	7,384,090
7.88%, 07/15/15	5,000	5,696,405
McDonald’s Corp.
0.75%, 05/29/15	4,950	4,968,942
5.80%, 10/15/17	1,000	1,182,777
Nordstrom Inc.
6.75%, 06/01/14	7,320	7,760,029
Target Corp.
1.13%, 07/18/14	6,180	6,230,006
Wal-Mart Stores Inc.
0.60%, 04/11/16[a]	10,000	9,984,494
1.50%, 10/25/15[a]	8,000	8,169,982
2.25%, 07/08/15[a]	8,150	8,455,478
2.80%, 04/15/16[a]	17,000	17,995,954
2.88%, 04/01/15[a]	7,000	7,299,481
3.20%, 05/15/14	15,500	15,929,055
4.50%, 07/01/15	10,390	11,237,392
Walgreen Co.
1.00%, 03/13/15	11,850	11,896,726

		207,183,486

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

SAVINGS & LOANS — 0.06%
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	$6,000	$6,142,532

		6,142,532
SEMICONDUCTORS — 0.21%
Analog Devices Inc.
5.00%, 07/01/14	3,000	3,138,734
Texas Instruments Inc.
0.45%, 08/03/15	10,000	9,976,967
1.00%, 05/01/18	8,650	8,466,647

		21,582,348
SOFTWARE — 1.03%
Adobe Systems Inc.
3.25%, 02/01/15	3,220	3,347,228
CA Inc.
6.13%, 12/01/14[a]	270	289,891
Microsoft Corp.
1.63%, 09/25/15[a]	18,140	18,598,064
2.50%, 02/08/16[a]	8,056	8,396,226
2.95%, 06/01/14	28,920	29,673,835
Oracle Corp.
3.75%, 07/08/14	22,722	23,556,925
5.25%, 01/15/16	18,500	20,614,063

		104,476,232
TELECOMMUNICATIONS — 4.81%
Alltel Corp.
7.00%, 03/15/16	2,000	2,316,887
America Movil SAB de CV
3.63%, 03/30/15	21,000	21,877,475
5.75%, 01/15/15	170	182,225
AT&T Inc.
0.80%, 12/01/15[a]	9,000	8,982,946
0.88%, 02/13/15[a]	8,240	8,256,405
0.90%, 02/12/16	17,000	16,961,696
2.50%, 08/15/15	32,739	33,911,681
5.10%, 09/15/14	41,480	43,841,169
British Telecommunications PLC
2.00%, 06/22/15	8,750	8,953,640
CenturyLink Inc. Series M
5.00%, 02/15/15	660	689,700
Cisco Systems Inc.
5.50%, 02/22/16	38,200	43,002,090
Deutsche Telekom International Finance BV
4.88%, 07/08/14	9,853	10,292,116
5.75%, 03/23/16	16,000	17,980,183
France Telecom SA
2.13%, 09/16/15	5,097	5,204,758
4.38%, 07/08/14	20,100	20,851,733
Qwest Corp.
7.50%, 10/01/14	12,000	12,970,477
Rogers Communications Inc.
6.75%, 03/15/15	2,000	2,201,207
7.50%, 03/15/15	5,300	5,898,414
Telecom Italia Capital SA

Security	Principal (000s)	Value

4.95%, 09/30/14	$19,090	$19,968,140
5.25%, 10/01/15[a]	13,045	13,974,070
6.18%, 06/18/14	13,140	13,803,570
Telefonica Emisiones SAU
3.73%, 04/27/15	5,525	5,715,821
3.99%, 02/16/16	15,000	15,680,516
4.95%, 01/15/15[a]	19,377	20,324,022
Telefonos de Mexico SAB de CV
5.50%, 01/27/15	230	245,937
Verizon Communications Inc.
0.70%, 11/02/15[a]	9,500	9,466,663
1.25%, 11/03/14[a]	14,500	14,652,507
3.00%, 04/01/16	18,000	18,948,859
5.55%, 02/15/16	13,068	14,623,141
Vodafone Group PLC
0.90%, 02/19/16	25,000	24,889,919
3.38%, 11/24/15	450	478,326
4.15%, 06/10/14	21,410	22,172,736
5.00%, 09/15/15[a]	9,128	9,972,360
5.38%, 01/30/15[a]	2,280	2,450,983
5.75%, 03/15/16[a]	15,000	16,886,062

		488,628,434
TEXTILES — 0.01%
Mohawk Industries Inc.
6.38%, 01/15/16	1,000	1,116,000

		1,116,000
TRANSPORTATION — 0.29%
Burlington Northern Santa Fe Corp.
4.88%, 01/15/15	90	95,964
5.75%, 03/15/18	5,930	7,000,491
CSX Corp.
6.25%, 04/01/15	10,200	11,198,377
Norfolk Southern Corp.
5.26%, 09/17/14	2,500	2,647,969
5.75%, 01/15/16	5,000	5,612,446
Ryder System Inc.
3.15%, 03/02/15	160	164,389
Union Pacific Corp.
4.88%, 01/15/15	2,390	2,548,373

		29,268,009
TRUCKING & LEASING — 0.01%
GATX Corp.
8.75%, 05/15/14	1,000	1,072,942

		1,072,942

TOTAL CORPORATE BONDS & NOTES (Cost: $8,772,275,514)		8,837,015,544

FOREIGN AGENCY OBLIGATIONS[e] — 8.26%

BRAZIL — 0.37%
Petrobras International Finance Co.
2.88%, 02/06/15[a]	12,900	13,137,660
3.88%, 01/27/16[a]	17,400	18,168,150
7.75%, 09/15/14	6,000	6,433,980

		37,739,790

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

CANADA — 3.59%
British Columbia (Province of)
2.85%, 06/15/15[a]	$19,500	$20,446,152
Export Development Canada
0.50%, 09/15/15[a]	25,000	25,026,620
1.25%, 10/27/15[a]	10,000	10,189,617
1.50%, 05/15/14	20,000	20,237,066
2.25%, 05/28/15	2,500	2,592,352
Manitoba (Province of)
1.38%, 04/28/14	5,540	5,593,184
2.63%, 07/15/15	10,250	10,707,607
Nova Scotia (Province of)
2.38%, 07/21/15[a]	8,000	8,306,742
Ontario (Province of)
0.95%, 05/26/15	37,750	38,100,577
1.10%, 10/25/17	10,000	9,940,613
1.20%, 02/14/18	10,000	9,928,530
1.88%, 09/15/15	18,000	18,521,896
2.30%, 05/10/16	25,000	26,118,677
2.70%, 06/16/15	33,000	34,454,970
2.95%, 02/05/15	36,000	37,488,010
4.10%, 06/16/14[a]	45,830	47,623,662
4.50%, 02/03/15	420	448,122
Quebec (Province of)
4.60%, 05/26/15[a]	10,890	11,772,630
4.88%, 05/05/14[a]	9,390	9,784,343
5.13%, 11/14/16[a]	15,000	17,162,029

		364,443,399
GERMANY — 0.14%
FMS Wertmanagement AoeR
0.63%, 04/18/16[a]	14,430	14,419,782

		14,419,782
JAPAN — 0.27%
Japan Finance Corp.
1.88%, 09/24/15[a]	5,000	5,148,394
2.50%, 05/18/16	10,000	10,519,483
2.88%, 02/02/15	10,660	11,081,811
Japan Finance Organization for Municipalities
4.63%, 04/21/15[a]	500	537,963

		27,287,651
MEXICO — 0.22%
Petroleos Mexicanos
4.88%, 03/15/15	21,310	22,375,498

		22,375,498
NETHERLANDS — 0.13%
Petrobras Global Finance BV
2.00%, 05/20/16	12,727	12,688,778

		12,688,778

Security	Principal (000s)	Value

SOUTH KOREA — 0.59%
Export-Import Bank of Korea (The)
1.25%, 11/20/15	$7,417	$7,365,639
3.75%, 10/20/16	2,600	2,781,119
4.13%, 09/09/15	24,334	25,734,622
5.13%, 03/16/15	180	192,128
5.88%, 01/14/15	9,490	10,158,478
Korea Development Bank (The)
1.00%, 01/22/16	7,960	7,841,629
1.50%, 01/22/18	2,000	1,932,657
4.38%, 08/10/15	4,000	4,244,565

		60,250,837
SUPRANATIONAL — 2.95%
Asian Development Bank
0.50%, 06/20/16	21,000	20,950,434
0.88%, 06/10/14	55,150	55,496,982
1.13%, 03/15/17	10,000	10,125,128
2.63%, 02/09/15	44,000	45,673,228
2.75%, 05/21/14	25,000	25,600,152
Inter-American Development Bank
0.50%, 08/17/15	23,500	23,542,735
2.25%, 07/15/15	25,500	26,465,030
3.00%, 04/22/14	35,100	35,953,772
4.25%, 09/14/15[a]	10,000	10,857,086
Svensk Exportkredit AB
0.63%, 05/31/16	17,666	17,571,310
1.13%, 04/05/18	3,000	2,963,560
3.25%, 09/16/14	23,500	24,374,658

		299,574,075

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $836,812,008)		838,779,810

FOREIGN GOVERNMENT OBLIGATIONS[e] — 2.89%

BRAZIL — 0.23%
Brazil (Federative Republic of)
7.88%, 03/07/15[a]	8,000	8,960,000
10.50%, 07/14/14	13,000	14,397,499

		23,357,499
CANADA — 0.34%
Canada (Government of)
2.38%, 09/10/14	33,930	34,840,019

		34,840,019
COLOMBIA — 0.16%
Colombia (Republic of)
8.25%, 12/22/14[a]	15,000	16,575,000

		16,575,000

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

ISRAEL — 0.03%
Israel (State of)
5.13%, 03/01/14[a]	$3,150	$3,252,060

		3,252,060
ITALY — 0.88%
Italy (Republic of)
3.13%, 01/26/15[a]	35,670	36,627,080
4.50%, 01/21/15	30,195	31,665,738
4.75%, 01/25/16	13,000	13,857,362
5.25%, 09/20/16	4,750	5,174,825
5.38%, 06/12/17[a]	2,000	2,202,065

		89,527,070
MEXICO — 0.08%
United Mexican States
6.63%, 03/03/15[a]	7,440	8,109,600

		8,109,600
PANAMA — 0.17%
Panama (Republic of)
7.25%, 03/15/15[a]	15,000	16,612,499

		16,612,499
PHILIPPINES — 0.10%
Philippines (Republic of the)
9.38%, 01/18/17	8,000	10,080,000

		10,080,000
POLAND — 0.20%
Poland (Republic of)
3.88%, 07/16/15	19,500	20,543,248

		20,543,248
SOUTH AFRICA — 0.11%
South Africa (Republic of)
6.50%, 06/02/14	10,330	10,843,401

		10,843,401
SOUTH KOREA — 0.29%
Korea (Republic of)
4.88%, 09/22/14	25,310	26,561,991
5.75%, 04/16/14[a]	3,000	3,119,037

		29,681,028
TURKEY — 0.30%
Turkey (Republic of)
6.75%, 04/03/18	5,000	5,975,000
7.25%, 03/15/15	17,000	18,615,000

Security	Principal or Shares (000s)	Value

7.50%, 07/14/17	$5,000	$6,025,001

		30,615,001

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $290,892,081)		294,036,425

MUNICIPAL DEBT OBLIGATIONS — 0.42%

CALIFORNIA — 0.23%
State of California GO
5.10%, 08/01/14	1,555	1,589,195
5.25%, 04/01/14	2,180	2,262,273
5.45%, 04/01/15	10,900	11,825,301
5.95%, 04/01/16	7,105	8,000,585

		23,677,354
FLORIDA — 0.03%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
1.30%, 07/01/16	2,875	2,876,552

		2,876,552
ILLINOIS — 0.16%
State of Illinois GO
4.07%, 01/01/14	2,500	2,544,850
4.42%, 01/01/15	13,000	13,641,810

		16,186,660

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $42,445,716)		42,740,566

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.15%

U.S. GOVERNMENT OBLIGATIONS — 0.15%
U.S. Treasury Notes
2.00%, 04/30/16[a]	15,000	15,646,798

		15,646,798

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $15,703,610)		15,646,798

SHORT-TERM INVESTMENTS — 4.29%

MONEY MARKET FUNDS — 4.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,f,g]	269,162	269,161,645
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,f,g]	28,103	28,102,576

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2013

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d],f	138,315	$138,314,862

		435,579,083

TOTAL SHORT-TERM INVESTMENTS (Cost: $435,579,083)		435,579,083

TOTAL INVESTMENTS IN SECURITIES — 103.01% (Cost: $10,393,708,012)		10,463,798,226
Other Assets, Less Liabilities — (3.01)%		(305,951,817)

NET ASSETS — 100.00%		$10,157,846,409

GO  —   General Obligation

RB  —  Revenue Bond

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

28

Schedule of Investments  (Unaudited)

iSHARES® 1-3 YEAR TREASURY BOND ETF

May 31, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.58%
U.S. Treasury Bonds
9.88%, 11/15/15	$274,390	$337,642,388
U.S. Treasury Notes
0.13%, 04/30/15	410,834	409,494,698
0.25%, 08/31/14	6,661	6,665,928
0.25%, 09/15/14	184,822	184,944,001
0.25%, 10/31/14	66,235	66,271,429
0.25%, 12/15/14	45,388	45,399,348
0.25%, 08/15/15	6,258	6,244,796
0.25%, 09/15/15	198,214	197,702,602
0.25%, 12/15/15	39,754	39,589,418
0.25%, 04/15/16	2,849	2,829,825
0.25%, 05/15/16	462,731	459,279,018
0.38%, 06/15/15	11,912	11,924,865
0.38%, 01/15/16	164,731	164,488,841
0.38%, 02/15/16	2,498	2,492,979
0.38%, 03/15/16	16,096	16,054,311
0.63%, 07/15/14	58,333	58,620,001
0.75%, 06/15/14	149,401	150,294,418
1.00%, 05/15/14	232	233,840
1.25%, 02/15/14	194,201	195,717,706
1.25%, 03/15/14	367	370,167
1.25%, 04/15/14	550	555,197
1.25%, 10/31/15	289,153	295,115,323
1.75%, 03/31/14	349	353,607
1.75%, 07/31/15	239,244	246,495,500
1.75%, 05/31/16	178,000	184,452,500
1.88%, 04/30/14	203	206,165
2.00%, 01/31/16	228,498	237,895,894
2.00%, 04/30/16	2,772	2,891,528
2.13%, 11/30/14	309,498	318,198,004
2.13%, 05/31/15	154,599	160,147,553
2.13%, 12/31/15	7,760	8,100,044
2.25%, 05/31/14	304,534	310,813,479
2.25%, 01/31/15	246,452	254,572,571
2.25%, 03/31/16	5,680	5,962,183
2.38%, 08/31/14	195,788	201,087,983
2.38%, 09/30/14	5,179	5,327,689
2.38%, 10/31/14	277,113	285,470,806
2.38%, 02/28/15	663,326	687,451,173
2.50%, 03/31/15	178,712	185,892,645
2.63%, 06/30/14	9,411	9,658,689
2.63%, 07/31/14	163,225	167,841,008
2.63%, 12/31/14	181,568	188,376,800
2.63%, 02/29/16	26,031	27,566,569
4.00%, 02/15/15	72,055	76,601,669
4.13%, 05/15/15	148,827	159,835,750
4.25%, 11/15/14	420,297	444,665,807
4.25%, 08/15/15	189,574	205,778,780
4.50%, 11/15/15	183,810	202,137,697
4.50%, 02/15/16	25,168	27,903,762
4.75%, 05/15/14	16,290	16,998,290
11.25%, 02/15/15	198,271	235,083,979

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $7,504,239,407)		7,509,699,223

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.65%

MONEY MARKET FUNDS — 0.65%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	48,521	$48,520,693

		48,520,693

TOTAL SHORT-TERM INVESTMENTS (Cost: $48,520,693)		48,520,693

TOTAL INVESTMENTS IN SECURITIES — 100.23% (Cost: $7,552,760,100)		7,558,219,916
Other Assets, Less Liabilities — (0.23)%		(16,973,221)

NET ASSETS — 100.00%		$7,541,246,695

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

29

Schedule of Investments  (Unaudited)

iSHARES® 3-7 YEAR TREASURY BOND ETF

May 31, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.63%
U.S. Treasury Notes
0.50%, 07/31/17[a]	$7,718	$7,607,941
0.63%, 08/31/17[a]	44,838	44,377,514
0.63%, 11/30/17	35,972	35,482,780
0.63%, 04/30/18[a]	52,570	51,548,564
0.75%, 10/31/17[a]	255,794	253,957,493
0.75%, 12/31/17[a]	176,659	174,984,276
0.75%, 03/31/18	74,280	73,340,359
0.88%, 05/31/18	24,000	23,943,840
1.00%, 08/31/16	34,658	35,109,653
1.00%, 09/30/16	20,545	20,806,539
1.00%, 06/30/19[a]	17,123	16,799,376
1.00%, 08/31/19[a]	214,735	209,937,818
1.13%, 12/31/19[a]	139,394	136,558,730
1.13%, 03/31/20[a]	11,870	11,572,419
1.13%, 04/30/20[a]	45,109	43,903,238
1.25%, 04/30/19[a]	74,246	74,134,630
1.25%, 10/31/19[a]	59,450	58,914,751
1.25%, 02/29/20[a]	87,374	86,015,334
1.38%, 09/30/18[a]	102,555	103,865,847
1.38%, 11/30/18[a]	102,773	103,906,583
1.38%, 02/28/19	5,939	5,985,859
1.38%, 01/31/20	7,424	7,378,936
1.38%, 05/31/20	91,000	89,944,396
1.50%, 06/30/16	51,076	52,560,169
1.50%, 07/31/16[a]	74,242	76,404,665
1.50%, 08/31/18[a]	86,695	88,453,175
1.50%, 03/31/19[a]	164,946	167,230,595
1.75%, 07/31/15	2,920	3,008,608
1.75%, 05/31/16	6,186	6,409,724
1.75%, 10/31/18	69,932	72,173,322
1.88%, 08/31/17[a]	14,290	14,900,183
1.88%, 10/31/17[a]	43,931	45,782,255
2.13%, 02/29/16	1,681	1,757,644
2.25%, 11/30/17[a]	7,259	7,685,300
2.25%, 07/31/18[a]	23,267	24,635,798
2.38%, 07/31/17[a]	118,819	126,346,182
2.38%, 05/31/18[a]	59,087	62,929,804
2.38%, 06/30/18[a]	16,770	17,862,734
2.50%, 06/30/17[a]	22,737	24,294,257
2.63%, 04/30/16	1,024	1,086,734
2.75%, 11/30/16	150,995	161,884,756
2.75%, 12/31/17[a]	26,948	29,139,953
2.75%, 02/28/18	26,951	29,179,469
2.88%, 03/31/18	64,977	70,746,415
3.00%, 02/28/17[a]	28,460	30,854,056
3.13%, 10/31/16	155,718	168,841,915
3.13%, 04/30/17[a]	198,194	216,322,811
3.25%, 06/30/16[a]	50,566	54,746,290
3.25%, 07/31/16[a]	84,795	91,970,351
3.25%, 12/31/16[a]	45,255	49,375,469
3.25%, 03/31/17	22,996	25,179,473
3.50%, 02/15/18[a]	69,447	77,580,637
4.25%, 08/15/15	1,305	1,416,660
4.50%, 05/15/17[a]	63,769	73,025,707
4.63%, 11/15/16[a]	33,760	38,345,284
4.63%, 02/15/17[a]	70,616	80,679,481

Security	Principal or Shares (000s)	Value

4.75%, 08/15/17[a]	$757	$879,763
5.13%, 05/15/16[a]	49,512	56,195,126
7.25%, 05/15/16[a]	81,209	97,190,931
7.50%, 11/15/16	17,030	21,009,912

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $3,880,563,058)		3,838,162,484

SHORT-TERM INVESTMENTS — 39.03%

MONEY MARKET FUNDS — 39.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	1,361,259	1,361,258,880
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,c,d]	142,126	142,126,047

		1,503,384,927

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,503,384,927)		1,503,384,927

TOTAL INVESTMENTS IN SECURITIES — 138.66% (Cost: $5,383,947,985)		5,341,547,411
Other Assets, Less Liabilities — (38.66)%		(1,489,326,688)

NET ASSETS — 100.00%		$3,852,220,723

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

30

Schedule of Investments  (Unaudited)

iSHARES® 7-10 YEAR TREASURY BOND ETF

May 31, 2013

Security	Principal or Shares/ (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.07%
U.S. Treasury Notes
1.63%, 08/15/22[a]	$680,836	$656,652,306
1.63%, 11/15/22[a]	595,287	571,386,425
1.75%, 05/15/22[a]	142,819	139,942,625
2.00%, 11/15/21	312,162	314,899,355
2.00%, 02/15/22[a]	192,487	193,428,258
2.00%, 02/15/23[a]	429,520	424,949,894
2.13%, 08/15/21	592,714	605,937,569
2.63%, 08/15/20[a]	445,085	476,704,218
2.63%, 11/15/20[a]	73,019	78,001,518
3.13%, 05/15/19	2	2,214
3.13%, 05/15/21	346,814	381,949,300
3.50%, 05/15/20[a]	1,176	1,332,000
3.63%, 08/15/19[a]	3,440	3,912,225
3.63%, 02/15/20[a]	143,805	164,043,759
3.63%, 02/15/21[a]	325,699	371,179,029
7.88%, 02/15/21	1,846	2,680,276
8.00%, 11/15/21	21,684	32,242,715
8.13%, 05/15/21	2,023	2,993,023
8.13%, 08/15/21[a]	15,320	22,815,479
8.75%, 05/15/20[a]	1,426	2,112,870
8.75%, 08/15/20[a]	1,315	1,963,847

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $4,513,220,932)		4,449,128,905

SHORT-TERM INVESTMENTS — 26.01%

MONEY MARKET FUNDS — 26.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	1,031,673	1,031,673,435
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,c,d]	107,715	107,714,755
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	28,830	28,829,552

		1,168,217,742

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,168,217,742)		1,168,217,742

TOTAL INVESTMENTS IN SECURITIES — 125.08% (Cost: $5,681,438,674)		5,617,346,647
Other Assets, Less Liabilities — (25.08)%		(1,126,233,700)

NET ASSETS — 100.00%		$4,491,112,947

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

31

Schedule of Investments  (Unaudited)

iSHARES® 10-20 YEAR TREASURY BOND ETF

May 31, 2013

Security	Principal or Sharesl (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.88%
U.S. Treasury Bonds
5.25%, 11/15/28[a]	$17,460	$22,937,640
5.25%, 02/15/29[a]	15,271	20,085,552
5.38%, 02/15/31	27,691	37,332,609
5.50%, 08/15/28[a]	14,011	18,843,697
6.00%, 02/15/26	17,250	23,885,385
6.13%, 11/15/27	37,652	53,337,116
6.13%, 08/15/29[a]	10,735	15,431,777
6.25%, 08/15/23	28,740	39,667,822
6.25%, 05/15/30[a]	28,881	42,276,881
6.38%, 08/15/27[a]	8,403	12,148,231
6.50%, 11/15/26	11,208	16,258,866
6.63%, 02/15/27[a]	9,826	14,434,100
6.75%, 08/15/26	7,800	11,518,165
6.88%, 08/15/25[a]	11,916	17,581,371
7.50%, 11/15/24[a]	15,838	24,184,953
7.63%, 02/15/25[a]	9,183	14,194,288
U.S. Treasury Notes
2.00%, 02/15/23	2,800	2,770,208

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $407,314,958)		386,888,661

SHORT-TERM INVESTMENTS — 32.88%

MONEY MARKET FUNDS — 32.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	112,845	112,844,870
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,c,d]	11,782	11,781,885
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	4,032	4,032,048

		128,658,803

TOTAL SHORT-TERM INVESTMENTS (Cost: $128,658,803)		128,658,803

TOTAL INVESTMENTS IN SECURITIES — 131.76% (Cost: $535,973,761)		515,547,464
Other Assets, Less Liabilities — (31.76)%		(124,259,760)

NET ASSETS — 100.00%		$391,287,704

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

32

Schedule of Investments  (Unaudited)

iSHARES® 20+ YEAR TREASURY BOND ETF

May 31, 2013

Security	Principal or Sharesl (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.26%
U.S. Treasury Bonds
2.75%, 08/15/42	$274,488	$246,116,923
2.75%, 11/15/42	50,132	44,895,713
3.00%, 05/15/42	237,134	224,480,059
3.13%, 11/15/41[a]	185,458	180,408,270
3.13%, 02/15/42	136,669	132,830,262
3.13%, 02/15/43	297,079	287,715,360
3.50%, 02/15/39	131,398	138,439,631
3.75%, 08/15/41[a]	232,660	254,653,666
3.88%, 08/15/40[a]	231,162	258,901,776
4.25%, 05/15/39	59,183	70,510,974
4.25%, 11/15/40[a]	228,198	271,751,765
4.38%, 02/15/38[a]	2,143	2,598,488
4.38%, 11/15/39[a]	205,929	250,074,251
4.38%, 05/15/40[a]	219,260	266,366,324
4.38%, 05/15/41[a]	162,669	197,669,225
4.50%, 02/15/36[a]	53,149	65,593,307
4.50%, 05/15/38[a]	3,598	4,445,592
4.50%, 08/15/39[a]	153,212	189,713,346
4.63%, 02/15/40[a]	136,429	172,156,653
4.75%, 02/15/41[a]	2,302	2,960,926
5.00%, 05/15/37[a]	28,960	38,265,716

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $3,604,365,364)		3,300,548,227

SHORT-TERM INVESTMENTS — 35.90%

MONEY MARKET FUNDS — 35.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	1,056,257	1,056,257,371
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,c,d]	110,282	110,281,510
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	27,188	27,187,943

		1,193,726,824

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,193,726,824)		1,193,726,824

TOTAL INVESTMENTS IN SECURITIES — 135.16% (Cost: $4,798,092,188)		4,494,275,051
Other Assets, Less Liabilities — (35.16)%		(1,169,097,772)

NET ASSETS — 100.00%		$3,325,177,279

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

33

Schedule of Investments  (Unaudited)

iSHARES® AGENCY BOND ETF

May 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 3.41%

DIVERSIFIED FINANCIAL SERVICES — 3.41%
NCUA Guaranteed Notes Trust (U.S. Government Guaranteed)
Series A2
1.40%, 06/12/15	$980	$999,433
Series A5
3.45%, 06/12/21	999	1,090,954
Private Export Funding Corp. (U.S. Government Guaranteed)
2.80%, 05/15/22	1,000	1,044,680
4.38%, 03/15/19	7,702	8,859,593
4.95%, 11/15/15	1,996	2,208,517

		14,203,177

TOTAL CORPORATE BONDS & NOTES (Cost: $14,276,538)		14,203,177

FOREIGN GOVERNMENT OBLIGATIONS[a] — 1.77%

ISRAEL — 1.77%
Israel (State of)
0.00%, 09/15/20	1,104	952,775
0.00%, 03/15/22	3,000	2,412,279
5.50%, 09/18/23	2,078	2,625,258
5.50%, 12/04/23	487	617,802
5.50%, 04/26/24	600	760,563

		7,368,677

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $7,086,101)		7,368,677

U.S. GOVERNMENT AGENCY OBLIGATIONS — 94.32%
Federal Farm Credit Banks Funding Corp.
0.50%, 12/04/15 (Call 06/07/13)	15,000	15,000,345
4.88%, 01/27/20	250	300,986
5.13%, 07/09/29	267	331,226
5.15%, 11/15/19	3,889	4,702,187
5.41%, 04/17/36	250	317,015
Federal Home Loan Bank of Chicago
5.63%, 06/13/16	350	400,388
Federal Home Loan Banks
0.50%, 11/20/15[b]	6,000	6,010,252
1.00%, 06/09/17[b]	3,000	2,999,900
2.50%, 06/13/14	3,000	3,071,361
2.75%, 12/12/14	1,830	1,897,051
2.75%, 06/08/18	100	106,750
3.13%, 03/11/16	4,860	5,191,728
3.13%, 12/08/17	385	415,143
3.63%, 10/18/13[b]	4,050	4,102,893
4.00%, 09/06/13	765	772,684
4.50%, 09/13/19	1,500	1,742,408
4.88%, 12/13/13	1,040	1,065,992
5.25%, 12/11/20	1,500	1,830,499
5.38%, 08/15/18[b]	1,385	1,661,819
5.38%, 05/15/19	485	591,864

Security	Principal (000s)	Value

5.50%, 08/13/14	$2,500	$2,658,221
5.50%, 07/15/36	2,630	3,419,610
5.75%, 06/12/26	1,000	1,270,999
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19	3,723	3,207,905
0.42%, 06/19/15 (Call 12/19/13)	1,300	1,298,503
0.50%, 04/17/15[b]	73,222	73,465,046
0.50%, 09/25/15 (Call 09/25/13)	5,000	5,002,550
0.50%, 11/27/15 (Call 11/27/13)	7,000	7,001,680
0.63%, 12/29/14	2,500	2,513,593
0.88%, 03/07/18	2,909	2,873,083
1.00%, 08/20/14	16,580	16,742,247
1.25%, 05/12/17	114	115,684
1.25%, 08/01/19	810	795,783
1.25%, 10/02/19	7,415	7,264,451
1.75%, 09/10/15	8,210	8,460,660
2.00%, 08/25/16	1,600	1,669,573
2.50%, 04/23/14[b]	1,041	1,062,721
2.50%, 05/27/16[b]	985	1,040,584
3.00%, 07/28/14[b]	1,500	1,548,473
3.75%, 03/27/19[b]	300	339,013
4.38%, 07/17/15	7,278	7,891,391
4.75%, 11/17/15	889	981,882
4.88%, 06/13/18[b]	1,164	1,372,178
5.00%, 07/15/14	4,000	4,214,639
5.13%, 10/18/16	3,500	4,017,127
6.75%, 09/15/29[b]	371	534,710
6.75%, 03/15/31	6,211	9,069,773
Federal National Mortgage Association
0.00%, 06/01/17	28,447	27,352,883
0.00%, 02/01/19	2,000	1,773,352
0.00%, 05/15/30	161	85,239
0.38%, 07/05/16	19,000	18,863,920
0.65%, 03/28/16 (Call 08/28/13)	7,000	6,995,709
0.75%, 12/19/14[b]	2,000	2,014,119
0.88%, 08/28/14	2,500	2,520,900
0.88%, 08/28/17[b]	15,925	15,846,525
0.88%, 12/20/17[b]	10,064	9,976,894
1.13%, 06/27/14[b]	889	897,927
1.13%, 04/27/17	250	252,546
1.25%, 02/27/14	167	168,457
1.38%, 11/15/16[b]	2,500	2,556,436
1.55%, 10/15/19 (Call 10/15/13)	3,000	2,964,102
1.63%, 10/26/15	1,506	1,549,198
2.25%, 03/15/16[b]	19,685	20,582,929
2.38%, 04/11/16[b]	1,942	2,041,539
2.63%, 11/20/14[b]	2,188	2,263,770
3.00%, 09/16/14	17	17,607
4.38%, 10/15/15	5,337	5,831,035
5.00%, 02/13/17[b]	517	595,520
5.00%, 05/11/17	662	767,545
5.38%, 07/15/16	1,857	2,129,417
5.38%, 06/12/17[b]	1,256	1,478,360
5.63%, 07/15/37	91	122,025
6.00%, 04/18/36 (Call 04/18/16)	1,167	1,322,704
6.21%, 08/06/38	647	903,956
6.63%, 11/15/30	477	688,125
7.13%, 01/15/30	1,325	1,976,907
7.25%, 05/15/30[b]	3	4,553
8.28%, 01/10/25	350	545,608
Financing Corp. (The)
0.00%, 10/06/17	2,786	2,637,729
0.00%, 11/02/18	1,000	928,016

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AGENCY BOND ETF

May 31, 2013

Security	Principal or Shares (000s)	Value

0.00%, 06/06/19	$1,000	$901,900
9.40%, 02/08/18	465	637,445
9.80%, 04/06/18	1,495	2,086,363
10.35%, 08/03/18	7,290	10,536,015
10.70%, 10/06/17	780	1,095,152
Tennessee Valley Authority
1.88%, 08/15/22	1,000	954,699
4.38%, 06/15/15	1,865	2,014,864
4.50%, 04/01/18[b]	1,216	1,399,752
4.63%, 09/15/60	511	540,078
5.25%, 09/15/39	1,750	2,119,699
5.50%, 07/18/17[b]	1,000	1,178,819
5.88%, 04/01/36[b]	3,150	4,103,619
6.75%, 11/01/25	487	675,633
7.13%, 05/01/30	2,400	3,471,075

		392,715,235

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost: $388,866,370)		392,715,235

SHORT-TERM INVESTMENTS — 15.62%

MONEY MARKET FUNDS — 15.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	57,895	57,895,489
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	6,045	6,044,741
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,116	1,116,355

		65,056,585

TOTAL SHORT-TERM INVESTMENTS (Cost: $65,056,585)		65,056,585

TOTAL INVESTMENTS IN SECURITIES — 115.12% (Cost: $475,285,594)		479,343,674
Other Assets, Less Liabilities — (15.12)%		(62,968,730)

NET ASSETS — 100.00%		$416,374,944

[a]	Investments are denominated in U.S. dollars.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

35

Schedule of Investments  (Unaudited)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.87%

CALIFORNIA — 98.87%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14	(AMBAC)	$250	$245,798
0.00%, 10/01/17	(AMBAC)	70	63,024
Alameda County Joint Powers Authority RB Lease Abatement
5.00%, 12/01/34	(Call 12/01/17) (AGM)	250	271,813
Anaheim Public Financing Authority RB Electric Power & Light Revenues
4.50%, 10/01/37	(Call 04/01/17) (NPFGC)	625	643,819
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17	(Call 08/01/14) (NPFGC-FGIC)	780	816,559
Bay Area Toll Authority RB Highway Revenue Tolls
4.00%, 04/01/18		500	568,455
5.13%, 04/01/47	(Call 04/01/18)	225	250,463
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	250	253,300
Series F
5.00%, 04/01/24	(PR 04/01/16)	635	714,426
5.00%, 04/01/31	(PR 04/01/16)	805	905,689
5.00%, 04/01/31	(PR 04/01/17)	1,020	1,184,873
Series F-1
5.00%, 04/01/17		250	289,538
5.00%, 04/01/27	(Call 04/01/22)	1,310	1,526,032
5.00%, 04/01/28	(Call 04/01/22)	675	786,864
5.00%, 04/01/30	(Call 04/01/22)	500	571,650
5.00%, 04/01/31	(Call 04/01/22)	800	909,352
5.00%, 04/01/39	(Call 04/01/18)	650	710,866
5.50%, 04/01/43	(Call 04/01/18)	2,100	2,387,910
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	695	759,065
Bay Area Water Supply & Conservation Agency RB Water Revenue Series A
5.00%, 10/01/34	(Call 04/01/23)	700	798,574
California Educational Facilities Authority RB College & University Revenue Series U-3
5.00%, 06/01/43		500	629,920
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23	(ETM) (AGM)	500	629,340
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,075	1,394,060
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	525	680,820
5.25%, 07/01/19	(PR 07/01/13) (AGM)	300	301,251
5.25%, 07/01/20	(PR 07/01/13) (AGM)	400	401,668
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/14	(NPFGC-FGIC)	900	928,854
5.00%, 02/01/15	(NPFGC-FGIC)	270	291,111
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/22	(Call 05/01/18) (AGM)	1,150	1,339,083

Security		Principal (000s)	Value

Series K
4.00%, 05/01/18		$320	$365,235
5.00%, 05/01/18		1,890	2,245,509
Series L
4.00%, 05/01/15		375	401,400
5.00%, 05/01/14		1,500	1,565,520
5.00%, 05/01/16		130	146,864
5.00%, 05/01/17		1,000	1,162,770
5.00%, 05/01/18		285	338,608
5.00%, 05/01/19		1,800	2,173,572
5.00%, 05/01/20		285	347,794
5.00%, 05/01/22	(Call 05/01/20)	1,950	2,354,118
Series M
4.00%, 05/01/15		275	294,360
4.00%, 05/01/16		1,250	1,376,775
4.00%, 05/01/19		750	864,060
5.00%, 05/01/14		500	521,840
5.00%, 05/01/15		500	544,545
Series N
5.00%, 05/01/20		1,780	2,172,187
California State Department of Water Resources RB Water Revenue
Series AE
5.00%, 12/01/25	(Call 06/01/18)	500	583,240
5.00%, 12/01/26	(Call 06/01/18)	500	583,240
Series AG
5.00%, 12/01/26	(Call 12/01/19)	250	294,255
5.00%, 12/01/29	(Call 12/01/19)	320	371,894
California State Public Works Board RB Lease Abatement
6.00%, 11/01/34	(Call 11/01/19)	360	431,626
Series A
5.00%, 12/01/19	(AMBAC)	270	304,425
5.00%, 04/01/20		785	930,288
5.00%, 04/01/24	(Call 04/01/22)	500	574,565
5.00%, 12/01/27	(Call 07/01/13) (AMBAC)	1,430	1,433,847
5.00%, 04/01/32	(Call 04/01/22)	805	876,870
5.00%, 04/01/37	(Call 04/01/22)	500	533,420
5.00%, 03/01/38	(Call 03/01/23)	110	117,701
Series C
4.00%, 10/01/20		270	303,909
5.00%, 06/01/17		145	167,072
Series G
5.00%, 11/01/37	(Call 11/01/22)	250	267,623
Series G-1
5.00%, 10/01/21	(Call 10/01/19)	100	114,667
5.13%, 10/01/22	(Call 10/01/19)	250	284,950
5.25%, 10/01/23	(Call 10/01/19)	105	119,341
Series I-1
6.13%, 11/01/29	(Call 11/01/19)	225	272,626
Series J
5.00%, 01/01/19	(Call 01/01/16) (AMBAC)	500	551,010
5.00%, 01/01/21	(Call 01/01/16)	1,185	1,296,331
California State Public Works Board RB Lease Revenue
Series A
5.13%, 06/01/29	(PR 06/01/14)	250	262,130
5.25%, 06/01/30	(Call 06/01/15)	250	264,370
Series C
5.25%, 06/01/28	(PR 12/01/13)	1,300	1,332,591
Series D
5.00%, 12/01/31	(Call 12/01/21)	1,000	1,091,790

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series E
5.00%, 04/01/34	(Call 04/01/19)	$350	$385,003
Series G
5.00%, 12/01/31	(Call 12/01/21)	500	576,970
California State University Trustees RB College & University Revenue
Series A
4.00%, 11/01/28	(Call 11/01/22)	270	281,183
5.00%, 11/01/22	(Call 05/01/15) (AMBAC)	480	520,027
5.00%, 11/01/24	(Call 11/01/21)	750	890,145
5.00%, 11/01/30	(Call 05/01/15) (AMBAC)	535	567,250
5.00%, 11/01/33	(Call 05/01/18) (AGM)	985	1,083,707
5.00%, 11/01/39	(Call 05/01/18) (AGM)	855	929,000
5.25%, 11/01/34	(Call 05/01/19)	250	280,760
Series C
5.00%, 11/01/38	(Call 11/01/15) (NPFGC)	400	429,276
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13		445	445,650
5.00%, 06/15/13		4,205	4,212,779
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	300	349,368
Series B
0.00%, 08/01/26	(Call 08/01/16) (AMBAC)	250	146,453
5.00%, 08/01/29	(Call 08/01/16) (AMBAC)	130	146,156
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	420	472,198
Series C
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	500	174,805
0.00%, 08/01/36	(Call 08/01/16) (AMBAC)	645	202,775
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	1,000	298,240
Chino Basin Regional Financing Authority RB Water Revenue
Series A
5.00%, 11/01/33	(Call 11/01/17) (AMBAC)	280	306,048
5.00%, 11/01/38	(Call 11/01/17) (AMBAC)	250	271,195
City & County of San Francisco COP Lease Abatement
Series A
5.00%, 04/01/29	(Call 04/01/19)	400	438,020
City & County of San Francisco GO
Series R1
5.00%, 06/15/20		300	365,574
5.00%, 06/15/21		150	184,094
City of Los Angeles GO
Series B
5.00%, 09/01/19		800	964,480
City of Los Angeles RB Wastewater System Revenue
Series A
4.75%, 06/01/35		875	946,449
5.00%, 06/01/16		200	226,344
5.00%, 06/01/20		250	303,633
5.00%, 06/01/27	(Call 06/01/23)	500	588,680
5.00%, 06/01/39	(Call 06/01/19)	500	548,655

Security		Principal (000s)	Value

Series B
5.00%, 06/01/30	(Call 06/01/22)	$500	$571,160
5.00%, 06/01/32	(Call 06/01/22)	500	565,305
City of Sacramento RB Water Revenue
5.00%, 09/01/42	(Call 09/01/23)	250	279,310
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	240	249,538
Series D
5.00%, 03/01/28	(Call 03/01/14) (NPFGC)	200	204,906
City of Vernon RB Electric Power & Light Revenues
Series A
5.13%, 08/01/21	(Call 08/01/19)	500	563,315
City of Vista COP Lease Abatement
5.00%, 05/01/37	(Call 05/01/17) (NPFGC)	285	298,067
Coast Community College District GO
Series A
5.00%, 08/01/38	(Call 08/01/23)	250	280,698
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40	(Call 07/01/20)	250	269,275
Series C
6.00%, 07/01/41	(Call 07/01/18)	500	584,215
Cucamonga Valley Water District RB Water Revenue
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	250	291,110
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	1,000	173,780
5.00%, 08/01/37	(Call 08/01/17) (AGM)	500	550,655
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	1,200	1,281,396
5.00%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	1,080	1,206,684
Series B
5.00%, 06/01/17		100	116,718
Eastern Municipal Water District COP Water Revenue
Series H
5.00%, 07/01/24	(Call 07/01/18)	190	220,001
5.00%, 07/01/33	(Call 07/01/18)	330	367,478
5.00%, 07/01/35	(Call 07/01/18)	580	638,371
El Camino Community College District GO
Series C
0.00%, 08/01/32		800	358,640
0.00%, 08/01/34		500	201,500
Escondido Union High School District GO
Series C
0.00%, 08/01/51		1,155	164,195
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31	(Call 08/01/17) (AMBAC)	600	640,854
Series C
5.00%, 08/01/36	(Call 08/01/21)	250	281,723
5.00%, 08/01/40	(Call 08/01/21)	190	212,228
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

0.00%, 01/15/17	(Call 07/01/13) (NPFGC)	$100	$81,803
0.00%, 01/15/18	(Call 07/01/13) (NPFGC)	100	77,312
0.00%, 01/01/30	(ETM) (RADIAN-IBCC, AGM-CR)	70	41,892
0.00%, 01/15/30	(Call 07/01/13) (NPFGC)	125	46,413
0.00%, 01/15/31	(Call 07/01/13) (NPFGC)	290	101,271
5.75%, 01/15/40	(Call 07/01/13)	2,000	2,000,600
Series A
0.00%, 01/01/19	(ETM)	815	755,603
0.00%, 01/01/20	(ETM)	1,100	988,504
0.00%, 01/01/23	(ETM)	225	179,694
0.00%, 01/01/25	(ETM) (AMBAC)	980	719,124
0.00%, 01/01/26	(ETM)	540	380,101
0.00%, 01/01/28	(ETM)	660	428,129
Fresno Unified School District GO
Series G
0.00%, 08/01/41	(Call 08/01/21)	500	88,510
Grossmont Union High School District GO
5.00%, 08/01/33	(Call 08/01/18)	430	464,869
Imperial Irrigation District RB Electric Power & Light Revenues
5.00%, 11/01/33	(Call 11/01/18)	685	756,617
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	250	88,810
5.00%, 08/01/39	(Call 08/01/22)	500	559,190
Los Angeles Community College District GO
Series A
5.00%, 08/01/20	(Call 08/01/15) (AGM)	425	465,222
5.00%, 08/01/27	(Call 08/01/17) (NPFGC-FGIC)	375	425,107
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	2,000	2,224,140
Series E-1
5.00%, 08/01/33	(Call 08/01/18)	250	280,658
Series F-1
5.00%, 08/01/33	(Call 08/01/18)	400	449,052
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20	(Call 08/15/18)	120	136,900
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		300	350,853
5.00%, 07/01/22	(Call 07/01/18) (AGM)	300	351,195
5.00%, 07/01/35	(Call 07/01/15) (AMBAC)	600	642,528
Series B
5.00%, 07/01/14		920	967,766
5.00%, 07/01/18		210	250,499
Los Angeles County Metropolitan Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/18		35	41,473
Los Angeles County Public Works Financing Authority RB Lease Abatement
4.00%, 08/01/37	(Call 08/01/22)	500	484,680
5.00%, 08/01/42	(Call 08/01/22)	500	539,620
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34	(Call 10/01/15) (NPFGC-FGIC)	500	534,965

Security		Principal (000s)	Value

Series A
5.00%, 10/01/20		$450	$550,575
Los Angeles Department of Airports RB Port Airport & Marina Revenue
Series A
5.00%, 05/15/27	(Call 05/15/20)	735	840,134
5.00%, 05/15/32	(Call 05/15/20)	885	983,040
5.00%, 05/15/40	(Call 05/15/20)	2,700	2,992,005
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	565,850
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/13		1,000	1,003,200
5.00%, 07/01/14		400	420,720
5.00%, 07/01/19		360	434,628
5.00%, 07/01/22	(Call 07/01/21)	500	607,290
5.00%, 07/01/27	(Call 01/01/23)	500	585,695
Series A-1
5.00%, 07/01/15	(AGM)	535	586,125
5.00%, 07/01/17	(AMBAC)	200	233,198
5.00%, 07/01/35	(Call 07/01/15) (AGM)	640	686,048
5.00%, 07/01/37	(Call 07/01/17) (AMBAC)	1,650	1,816,881
5.00%, 07/01/39	(Call 07/01/17) (AMBAC)	650	713,336
5.25%, 07/01/38	(Call 07/01/18)	1,200	1,344,156
Series B
5.00%, 07/01/30	(Call 07/01/23)	500	577,030
Series C
5.00%, 01/01/16	(Call 10/01/15)	300	331,425
Los Angeles Department of Water & Power RB Water Revenue
Series A
5.00%, 07/01/41	(Call 01/01/21)	250	274,258
5.00%, 07/01/43	(Call 07/01/22)	1,250	1,386,575
Series A-2
5.00%, 07/01/35	(Call 07/01/16) (AMBAC)	850	937,006
5.00%, 07/01/44	(Call 07/01/17)	350	381,605
Series B
5.00%, 07/01/43	(Call 07/01/22)	1,500	1,663,890
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series A
5.00%, 09/01/23	(Call 09/01/18)	30	33,293
5.00%, 09/01/25	(Call 09/01/18)	500	545,510
Los Angeles Unified School District GO
Series A
5.00%, 07/01/22	(PR 07/01/13)	250	250,988
5.00%, 07/01/23	(PR 07/01/13) (AGM)	2,175	2,183,591
5.00%, 01/01/28	(PR 07/01/13) (NPFGC)	2,690	2,700,625
5.25%, 07/01/20	(PR 07/01/13) (AGM)	1,900	1,907,904
5.38%, 07/01/17	(PR 07/01/13) (NPFGC)	735	738,138
5.38%, 07/01/18	(PR 07/01/13)	375	376,601
5.50%, 07/01/15	(PR 07/01/13) (NPFGC)	450	451,966
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	500	560,235
4.50%, 07/01/24	(Call 07/01/17) (AGM)	815	898,383

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	$760	$827,306
4.50%, 01/01/28	(Call 07/01/17) (AGC-ICC, NPFGC)	100	106,393
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	1,675	1,789,788
5.00%, 07/01/20	(Call 07/01/15)
	(FGIC)	1,225	1,334,552
5.00%, 07/01/21	(Call 07/01/15)
	(FGIC)	540	587,704
5.50%, 07/01/18	(FGIC)	250	304,582
Series A-2
5.00%, 07/01/21		500	615,645
Series B
4.75%, 07/01/19	(Call 07/01/16)
	(AGM)	950	1,062,689
4.75%, 07/01/20	(Call 07/01/16)
	(FGIC)	265	296,347
5.00%, 07/01/20	(Call 07/01/16)
	(AGM)	490	552,323
5.00%, 07/01/21	(Call 07/01/17)
	(AMBAC)	350	397,141
5.00%, 07/01/23	(Call 07/01/16)
	(FGIC)	500	560,825
Series C
5.00%, 07/01/32	(Call 07/01/17)
	(AGM)	300	333,129
Series D
5.00%, 01/01/34	(Call 07/01/19)	300	332,844
Series E
4.75%, 07/01/32	(Call 07/01/17)
	(AGM)	500	546,895
Series F
5.00%, 01/01/34	(Call 07/01/19)	330	366,128
Series H
5.00%, 07/01/32	(Call 07/01/17)
	(AGM)	1,560	1,732,271
Series I
5.00%, 07/01/27	(Call 07/01/19)	300	340,377
5.00%, 01/01/34	(Call 07/01/19)	105	116,495
Series KRY
5.00%, 07/01/18		250	298,415
Series KY
5.00%, 07/01/16		125	141,716
Mendocino-Lake Community College District GO Series B
0.00%, 08/01/51	(AGM)	250	34,523
Merced Union High School District GO Series C
0.00%, 08/01/46	(Call 08/01/21)	1,000	121,570
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18		500	589,620
Series A
5.00%, 10/01/29	(Call 04/01/22)	200	233,874
5.00%, 01/01/34	(Call 01/01/19)	100	113,630
5.00%, 07/01/35	(Call 07/01/15)
	(AGM)	700	750,064
Series B
5.00%, 07/01/14		600	630,948
5.00%, 07/01/21	(Call 07/01/18)	330	389,327
Series C
5.00%, 10/01/27		500	629,115
Series G
5.00%, 07/01/28	(Call 07/01/22)	500	589,870

Security		Principal (000s)	Value

Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35	(Call 08/01/25)
	(AGM)	$600	$418,218
Series E
5.00%, 06/01/37	(Call 08/01/22)	250	275,673
Newport Mesa Unified School District GO
0.00%, 08/01/36		500	179,145
0.00%, 08/01/38		500	163,150
Orange County RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/28	(Call 07/01/19)	125	138,804
Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39	(Call 02/01/19)	500	559,065
Orange County Water District COP Lease Non-Terminable
5.00%, 08/15/39	(Call 08/15/19)	885	990,749
Palomar Pomerado Health GO
Series A
0.00%, 08/01/31	(AGM)	500	221,590
Peralta Community College District GO
Series C
5.00%, 08/01/39	(Call 08/01/19)	145	157,483
Placentia-Yorba Linda Unified School District GO
Series D
0.00%, 08/01/40		500	134,965
Pomona Public Financing Authority RB Water Revenue Series AY
5.00%, 05/01/47	(Call 05/01/17)
	(AMBAC)	125	130,164
Poway Unified School District GO
0.00%, 08/01/35		500	173,965
0.00%, 08/01/38		755	222,355
0.00%, 08/01/46		2,750	516,725
Rio Hondo Community College District GO
0.00%, 08/01/42	(Call 08/01/34)	500	335,440
Sacramento Area Flood Control Agency RB Special Assessment
5.63%, 10/01/37	(Call 10/01/18)
	(BHAC)	750	845,542
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30	(AMBAC)	550	637,444
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35	(PR 12/01/14)
	(AMBAC)	2,000	2,139,540
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series K
5.25%, 07/01/24	(AMBAC)	250	304,380
Series R
5.00%, 08/15/33	(PR 08/15/13)
	(NPFGC)	1,000	1,009,765
Series U
5.00%, 08/15/16	(AGM)	200	226,950
5.00%, 08/15/17	(AGM)	300	349,284
5.00%, 08/15/22	(Call 08/15/18)
	(AGM)	1,215	1,410,093
Series X
5.00%, 08/15/20		300	365,115
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	450	569,079

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series C
5.00%, 08/01/31	(Call 08/01/16) (AGM)	$45	$49,007
San Diego Community College District GO
5.00%, 05/01/30	(PR 05/01/15) (AGM)	1,000	1,087,810
5.00%, 08/01/30	(Call 08/01/17) (AGM)	550	623,133
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40	(Call 07/01/20)	475	510,397
5.00%, 07/01/43	(Call 07/01/23)	255	278,414
San Diego County Regional Transportation Commission RB Sales Tax Revenue
Series A
5.00%, 04/01/48	(Call 04/01/22)	500	555,240
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	800	888,064
5.00%, 05/01/38	(Call 05/01/18) (AGM)	490	538,931
San Diego County Water Authority RB Water Revenue
5.00%, 05/01/34	(Call 11/01/22)	500	575,295
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/24	(Call 05/15/20)	250	297,003
5.25%, 05/15/39	(Call 05/15/19)	500	569,580
Series B
5.00%, 05/15/14		1,200	1,255,200
5.00%, 05/15/22	(Call 05/15/19)	450	538,384
San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39	(Call 08/01/19)	1,000	1,141,050
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	(Call 02/01/19)	400	460,416
San Diego Unified School District GO
0.00%, 07/01/30		200	95,088
0.00%, 07/01/35		450	161,658
0.00%, 07/01/38		500	149,560
0.00%, 07/01/45		1,000	209,610
Series C
0.00%, 07/01/46		500	99,755
0.00%, 07/01/48	(Call 07/01/40)	500	245,100
5.00%, 07/01/35	(Call 07/01/23)	550	622,066
Series E
0.00%, 07/01/42		325	137,917
0.00%, 07/01/47	(Call 07/01/42)	500	199,615
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,125	1,180,294
5.25%, 07/01/28	(AGM)	885	1,079,275
Series R-1
0.00%, 07/01/31		1,100	489,324
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	250	254,598
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	100	109,417
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/36	(Call 07/01/22)	500	568,330
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue Issue 32F, Second Series

Security		Principal (000s)	Value

5.25%, 05/01/19	(NPFGC-FGIC)	$495	$600,044
Second Series
5.00%, 05/01/26	(Call 05/01/22)	535	624,233
5.25%, 05/01/17	(NPFGC-FGIC)	115	134,502
Series A
4.90%, 05/01/29	(Call 11/01/19)	875	967,689
Series F
5.00%, 05/01/35	(Call 05/01/20)	800	872,104
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
4.00%, 11/01/41	(Call 05/01/22)	250	249,150
4.50%, 11/01/31	(Call 05/01/16) (AGM)	875	912,371
5.00%, 11/01/30	(Call 11/01/21)	500	575,890
5.00%, 11/01/33	(Call 05/01/22)	1,000	1,129,540
5.00%, 11/01/43	(Call 05/01/22)	500	551,765
Series B
4.00%, 10/01/39	(Call 10/01/22)	500	494,355
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,101,450
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/20	(ETM)	170	152,769
0.00%, 01/01/22	(ETM)	150	124,845
0.00%, 01/01/23	(ETM)	250	199,660
0.00%, 01/01/24	(ETM)	710	544,698
0.00%, 01/01/26	(ETM)	280	197,089
0.00%, 01/01/28	(ETM)	400	259,472
San Jose Financing Authority RB Lease Abatement
Series A
5.00%, 06/01/39	(Call 06/01/23)	250	272,593
San Jose Unified School District GO
Series D
5.00%, 08/01/32	(Call 08/01/18)	125	141,255
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		500	90,980
0.00%, 08/01/51		1,500	212,445
San Mateo County Community College District GO
Series B
5.00%, 09/01/31	(Call 09/01/16)	400	440,976
5.00%, 09/01/38	(Call 09/01/16)	550	606,342
San Mateo County Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 06/01/34	(Call 06/01/15) (NPFGC)	495	519,285
San Mateo Joint Powers Financing Authority RB Lease Abatement
Series A
5.00%, 07/15/36	(Call 07/15/18)	750	817,140
San Mateo Union High School District GO
0.00%, 09/01/33		500	278,470
0.00%, 09/01/41	(Call 09/01/36)	500	284,695
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,000	415,500
Santa Clara County GO
4.00%, 08/01/39	(Call 08/01/22)	250	252,093
Santa Clara Valley Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 04/01/32	(Call 04/01/17) (AMBAC)	1,025	1,140,517
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	300	294,564
5.00%, 07/01/25	(Call 07/01/20)	205	238,825
Series 2010-1
5.00%, 07/01/30	(Call 07/01/20)	800	901,488

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series A
5.50%, 01/01/14	(AGM)	$800	$824,368
Series B
6.00%, 07/01/27	(Call 07/01/18)	195	231,432
State of California GO
3.50%, 03/01/17		100	109,347
4.00%, 11/01/13		750	761,842
4.00%, 10/01/14		650	681,752
4.00%, 12/01/18	(Call 12/01/17)	250	279,508
4.50%, 03/01/21	(Call 03/01/20)	660	757,416
4.50%, 08/01/26	(Call 02/01/17)	1,050	1,125,390
4.50%, 08/01/30	(Call 02/01/17)	1,085	1,149,199
5.00%, 04/01/15		1,375	1,487,777
5.00%, 03/01/16		370	412,539
5.00%, 11/01/16		275	313,514
5.00%, 03/01/17	(Call 03/01/15)	450	484,884
5.00%, 04/01/17		485	558,274
5.00%, 06/01/17	(XLCA)	375	433,807
5.00%, 03/01/18	(Call 03/01/15)	750	807,862
5.00%, 04/01/18		500	587,805
5.00%, 05/01/18	(Call 05/01/15)	600	650,514
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	560	643,843
5.00%, 08/01/18	(Call 02/01/17)	550	626,615
5.00%, 11/01/18		500	596,350
5.00%, 06/01/19	(Call 06/01/17) (NPFGC)	350	401,810
5.00%, 08/01/19	(Call 02/01/17)	640	728,160
5.00%, 10/01/19		800	960,784
5.00%, 04/01/20		635	761,930
5.00%, 09/01/20		500	603,110
5.00%, 10/01/20	(Call 10/01/16)	400	452,860
5.00%, 12/01/20	(Call 12/01/16)	750	853,485
5.00%, 08/01/21	(Call 08/01/15)	215	234,713
5.00%, 09/01/21		1,000	1,210,150
5.00%, 11/01/21	(Call 11/01/17)	900	1,040,868
5.00%, 12/01/21	(Call 12/01/16)	250	284,033
5.00%, 03/01/22	(Call 03/01/15) (AMBAC)	550	590,441
5.00%, 06/01/22	(Call 06/01/17) (AMBAC)	1,500	1,713,195
5.00%, 08/01/22	(Call 02/01/17)	500	565,215
5.00%, 03/01/23	(Call 03/01/16)	625	690,694
5.00%, 11/01/23	(Call 11/01/20)	500	588,820
5.00%, 02/01/24	(Call 02/01/22)	220	258,410
5.00%, 08/01/24	(Call 02/01/17)	750	845,242
5.00%, 10/01/24	(Call 04/01/18)	250	284,135
5.00%, 11/01/24	(Call 11/01/20)	250	292,000
5.00%, 12/01/24	(Call 12/01/17)	500	574,700
5.00%, 03/01/25	(Call 03/01/20)	750	859,845
5.00%, 08/01/25	(Call 08/01/15) (AGM)	535	580,999
5.00%, 12/01/26	(Call 12/01/16)	1,590	1,779,639
5.00%, 03/01/27	(Call 03/01/20)	300	341,511
5.00%, 05/01/27	(Call 05/01/15)	355	379,761
5.00%, 09/01/27	(Call 09/01/16)	500	545,415
5.00%, 02/01/29	(Call 02/01/23)	1,000	1,137,900
5.00%, 06/01/29	(Call 12/01/14) (AMBAC)	500	528,590
5.00%, 10/01/29	(Call 04/01/18)	1,500	1,676,062
5.00%, 09/01/30	(Call 09/01/18)	500	557,215
5.00%, 02/01/31	(Call 02/01/22)	500	559,595
5.00%, 02/01/32	(PR 08/01/13)	550	554,361

Security		Principal (000s)	Value

5.00%, 02/01/32	(Call 02/01/22)	$1,000	$1,115,210
5.00%, 06/01/32	(Call 06/01/17)	2,220	2,387,344
5.00%, 02/01/33	(PR 02/01/14)	2,395	2,470,945
5.00%, 08/01/33	(Call 08/01/15)	350	374,178
5.00%, 09/01/35	(Call 09/01/16)	1,210	1,289,122
5.00%, 06/01/37	(Call 06/01/17)	1,090	1,172,448
5.00%, 11/01/37	(Call 11/01/17)	1,000	1,082,990
5.00%, 12/01/37	(Call 12/01/17)	885	959,765
5.00%, 02/01/38	(Call 02/01/23)	250	275,770
5.00%, 04/01/38	(Call 04/01/18)	1,850	2,012,633
5.00%, 10/01/41	(Call 10/01/21)	3,000	3,250,470
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,086,150
5.00%, 09/01/42	(Call 09/01/22)	1,000	1,089,540
5.25%, 02/01/15	(PR 08/01/13)	245	247,046
5.25%, 09/01/22		815	1,002,311
5.25%, 10/01/22		600	738,540
5.25%, 02/01/23		500	613,625
5.25%, 09/01/25	(Call 09/01/21)	750	888,532
5.25%, 10/01/29	(Call 10/01/19)	1,575	1,806,320
5.25%, 08/01/32	(AGM)	745	887,682
5.25%, 04/01/34	(PR 04/01/14)	1,450	1,510,566
5.25%, 03/01/38	(Call 03/01/18)	2,115	2,329,038
5.30%, 04/01/29	(PR 04/01/14)	495	515,879
5.50%, 04/01/19		525	638,762
5.50%, 04/01/28	(PR 04/01/14)	300	313,155
5.50%, 11/01/39	(Call 11/01/19)	2,100	2,417,541
5.50%, 03/01/40	(Call 03/01/20)	1,500	1,714,725
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,165,310
5.75%, 04/01/31	(Call 04/01/19)	1,000	1,162,380
6.00%, 03/01/33	(Call 03/01/20)	1,200	1,466,004
6.00%, 04/01/38	(Call 04/01/19)	1,250	1,479,350
6.50%, 04/01/33	(Call 04/01/19)	1,500	1,846,620
Series 2
5.00%, 09/01/29	(Call 03/01/16) (AMBAC)	590	635,666
Series A
4.00%, 07/01/16		90	99,044
4.13%, 07/01/14	(ETM)	365	380,334
4.40%, 07/01/18		200	231,568
4.60%, 07/01/19		360	425,002
5.00%, 07/01/15	(Call 07/01/14)	735	772,213
5.00%, 07/01/15	(PR 07/01/14)	100	105,113
5.00%, 07/01/16		500	565,140
5.00%, 07/01/18		1,125	1,335,521
5.00%, 07/01/19		1,475	1,775,531
5.00%, 07/01/20	(Call 07/01/19)	1,420	1,684,773
5.00%, 07/01/22	(Call 07/01/16)	2,590	2,900,049
5.25%, 07/01/13		385	386,613
5.25%, 07/01/13	(ETM)	3,525	3,539,875
5.25%, 07/01/13	(NPFGC)	790	793,310
5.25%, 07/01/14		1,075	1,132,985
5.25%, 07/01/14	(NPFGC-FGIC)	1,345	1,417,549
5.25%, 07/01/21	(Call 07/01/19)	625	741,594
Series B
5.00%, 07/01/23		1,615	1,695,766
Turlock Irrigation District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/40	(Call 01/01/20)	500	533,740
University of California Regents RB College & University Revenue
Series AF
5.00%, 05/15/18		250	297,143
5.00%, 05/15/39	(Call 05/15/23)	250	281,515
Series D

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

5.00%, 05/15/41	(Call 05/15/16)	$120	$127,310
Series G
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,184,950
5.00%, 05/15/26	(Call 05/15/22)	500	587,570
5.00%, 05/15/32	(Call 05/15/22)	725	828,334
5.00%, 05/15/37	(Call 05/15/22)	250	278,613
5.00%, 05/15/42	(Call 05/15/22)	850	939,029
Series J
4.50%, 05/15/35	(Call 05/15/15) (AGM)	2,650	2,736,098
5.00%, 05/15/14	(NPFGC)	1,260	1,317,708
University of California Regents RB Medical Center Pooled Revenue
Series A
4.50%, 05/15/37	(Call 05/15/15) (NPFGC)	800	810,584
Vacaville Unified School District GO
5.00%, 08/01/25	(Call 08/01/17) (AMBAC)	380	427,413
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(Call 08/01/18)	250	291,418
Ventura County Public Financing Authority RB Lease Revenue
5.00%, 11/01/43	(Call 11/01/22)	250	269,040
West Contra Costa Unified School District GO
Series B
5.63%, 08/01/35	(Call 08/01/18) (BHAC)	195	226,625
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	400	123,464
William S. Hart Union High School District GO
Series A
0.00%, 08/01/33		450	166,874
Series B
0.00%, 08/01/34	(AGM)	500	185,875
Series C
0.00%, 08/01/37	(Call 08/01/23)	500	144,605
4.00%, 08/01/38	(Call 08/01/23)	500	502,470
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	245	277,431
5.00%, 08/01/32	(Call 08/01/18) (AGM)	500	550,185
Yuba Community College District GO
Series A
5.00%, 08/01/22	(Call 08/01/17) (AMBAC)	430	485,496

			299,294,045

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $283,427,590)			299,294,045

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Liquidity Funds — California Money Fund, Institutional Shares
0.01%[a,b]	822	$821,717

		821,717

TOTAL SHORT-TERM INVESTMENTS
(Cost: $821,717)		821,717

TOTAL INVESTMENTS IN SECURITIES — 99.14%
(Cost: $284,249,307)		300,115,762
Other Assets, Less Liabilities — 0.86%		2,602,740

NET ASSETS — 100.00%		$302,718,502

COP  —   Certificates of Participation

ETM  —   Escrowed to Maturity

GO  —   General Obligation

PR  —   Prerefunded

RB  —   Revenue Bond

Insured by:

AGC-ICC  —   Assured Guaranty Corp. — Insured Custody Certificates

AGM  —   Assured Guaranty Municipal Corp.

AGM-CR  —   AGM Insured Custodial Receipts

AMBAC  —   Ambac Financial Group Inc.

BHAC  —   Berkshire Hathaway Assurance Corp.

FGIC  —   Financial Guaranty Insurance Co.

NPFGC  —   National Public Finance Guarantee Corp.

Radian-IBCC  —   Radian Asset Assurance — Insured Bond Custodial Certificate

XLCA  —   XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

42

Schedule of Investments  (Unaudited)

iSHARES® CORE LONG-TERM U.S. BOND ETF

May 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 47.48%

AEROSPACE & DEFENSE — 0.89%
Boeing Co. (The)
6.88%, 03/15/39	$26	$36,156
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	26	23,087
Lockheed Martin Corp.
4.07%, 12/15/42	77	70,304
Northrop Grumman Systems Corp.
7.75%, 02/15/31	56	76,024
Raytheon Co.
4.88%, 10/15/40	61	65,157
United Technologies Corp.
5.70%, 04/15/40	81	97,613
6.05%, 06/01/36	91	113,469
6.13%, 07/15/38	65	82,034

		563,844
AGRICULTURE — 0.74%
Altria Group Inc.
9.95%, 11/10/38	26	40,588
10.20%, 02/06/39	63	100,352
Archer-Daniels-Midland Co.
4.02%, 04/16/43	26	23,578
4.54%, 03/26/42	26	25,763
5.38%, 09/15/35	51	55,780
Lorillard Tobacco Co.
7.00%, 08/04/41	25	28,556
Philip Morris International Inc.
4.50%, 03/20/42	76	74,173
6.38%, 05/16/38	69	85,853
Reynolds American Inc.
7.25%, 06/15/37	26	32,099

		466,742
AIRLINES — 0.09%
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25	26	27,266
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	26	27,170

		54,436
APPAREL — 0.05%
VF Corp.
6.45%, 11/01/37	26	32,382

		32,382
AUTO MANUFACTURERS — 0.40%
Daimler Finance North America LLC
8.50%, 01/18/31	76	114,032

Security	Principal (000s)	Value

Ford Motor Co.
7.45%, 07/16/31	$110	$138,937

		252,969
AUTO PARTS & EQUIPMENT — 0.04%
Johnson Controls Inc.
5.25%, 12/01/41 (Call 06/01/41)	26	27,006

		27,006
BANKS — 3.43%
Bank of America Corp.
5.88%, 02/07/42	70	82,730
Bank One Corp.
7.63%, 10/15/26	90	118,989
Citigroup Inc.
6.13%, 08/25/36	100	107,556
6.88%, 03/05/38	232	297,603
8.13%, 07/15/39	85	121,212
Fifth Third Bancorp
8.25%, 03/01/38	25	34,267
Goldman Sachs Group Inc. (The)
6.25%, 02/01/41	110	129,700
6.45%, 05/01/36	130	138,202
6.75%, 10/01/37	95	103,507
HSBC Holdings PLC
6.10%, 01/14/42	105	131,643
6.50%, 09/15/37	100	121,079
6.80%, 06/01/38	100	124,827
J.P. Morgan Chase & Co.
5.60%, 07/15/41	85	97,711
6.40%, 05/15/38	120	148,927
KfW
0.00%, 06/29/37	92	38,179
Morgan Stanley
6.38%, 07/24/42	76	90,069
Rabobank Nederland
5.25%, 05/24/41	40	45,148
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	90	97,989
Wells Fargo Capital X
5.95%, 12/01/86	145	147,538

		2,176,876
BEVERAGES — 0.79%
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	51	46,035
6.38%, 01/15/40	56	72,486
8.20%, 01/15/39	44	67,226
Diageo Capital PLC
5.88%, 09/30/36	25	30,047
Diageo Investment Corp.
4.25%, 05/11/42	25	24,582
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	25	34,376
Molson Coors Brewing Co.
5.00%, 05/01/42	61	61,917
PepsiCo Inc.
5.50%, 01/15/40	140	161,781

		498,450

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

May 31, 2013

Security	Principal (000s)	Value

BIOTECHNOLOGY — 0.48%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	$115	$121,357
5.65%, 06/15/42 (Call 12/15/41)	25	28,344
6.40%, 02/01/39	65	78,694
Gilead Sciences Inc.
5.65%, 12/01/41 (Call 06/01/41)	65	75,776

		304,171
BUILDING MATERIALS — 0.04%
Owens Corning Inc.
7.00%, 12/01/36	25	27,817

		27,817
CHEMICALS — 0.75%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	25	28,602
Dow Chemical Co. (The)
5.25%, 11/15/41 (Call 05/15/41)	26	27,574
7.38%, 11/01/29	26	34,135
9.40%, 05/15/39	36	56,456
E.I. du Pont de Nemours and Co.
4.90%, 01/15/41	76	83,432
Eastman Chemical Co.
4.80%, 09/01/42 (Call 03/01/42)	26	26,357
Ecolab Inc.
5.50%, 12/08/41	61	69,651
Monsanto Co.
5.50%, 08/15/25	76	92,169
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	26	29,507
PPG Industries Inc.
5.50%, 11/15/40	25	27,687

		475,570
COMMERCIAL SERVICES — 0.22%
ADT Corp. (The)
4.88%, 07/15/42	26	24,035
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	52	59,280
SAIC Inc.
Series 1
5.95%, 12/01/40 (Call 06/01/40)	26	26,920
Western Union Co. (The)
6.20%, 11/17/36	26	26,025

		136,260
COMPUTERS — 0.36%
Dell Inc.
6.50%, 04/15/38	26	25,350
Hewlett-Packard Co.
6.00%, 09/15/41	26	26,203
International Business Machines Corp.
4.00%, 06/20/42	72	70,281
5.60%, 11/30/39	89	108,936

		230,770

Security	Principal (000s)	Value

COSMETICS & PERSONAL CARE — 0.25%
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	$26	$23,251
Procter & Gamble Co. (The)
5.55%, 03/05/37	34	41,485
5.80%, 08/15/34	75	94,273

		159,009
DIVERSIFIED FINANCIAL SERVICES — 1.82%
Credit Suisse (USA) Inc.
7.13%, 07/15/32	41	56,375
General Electric Capital Corp.
5.88%, 01/14/38	160	183,614
6.15%, 08/07/37	230	272,578
Series A
6.75%, 03/15/32	201	251,101
Goldman Sachs Capital I
6.35%, 02/15/34	148	152,440
Jefferies Group LLC
6.25%, 01/15/36	40	41,016
Merrill Lynch & Co. Inc.
7.75%, 05/14/38	125	158,064
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	26	37,264

		1,152,452
ELECTRIC — 6.07%
Alabama Power Co.
6.00%, 03/01/39	65	80,208
Appalachian Power Co.
7.00%, 04/01/38	31	40,711
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	76	77,943
Baltimore Gas & Electric Co.
6.35%, 10/01/36	51	63,752
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	40	36,137
Commonwealth Edison Co.
6.45%, 01/15/38	26	34,143
Consolidated Edison Co. of New York Inc.
Series 08-B
6.75%, 04/01/38	95	127,775
Series 12-A
4.20%, 03/15/42	76	75,469
Detroit Edison Co. (The)
3.95%, 06/15/42 (Call 12/15/41)	90	86,654
Dominion Resources Inc.
Series C
4.90%, 08/01/41 (Call 02/01/41)	65	69,428
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	65	61,640
4.25%, 12/15/41 (Call 06/15/41)	25	24,549
6.10%, 06/01/37	88	106,888
Duke Energy Indiana Inc.
6.12%, 10/15/35	76	86,357
Duke Energy Progress Inc.
4.10%, 05/15/42 (Call 11/15/41)	71	68,524

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Entergy Mississippi Inc.
3.10%, 07/01/23 (Call 04/01/23)	$90	$88,768
Exelon Generation Co. LLC
6.25%, 10/01/39	51	58,292
FirstEnergy Corp.
Series C
7.38%, 11/15/31	49	55,322
FirstEnergy Solutions Corp.
6.80%, 08/15/39	56	63,557
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	36	35,325
5.63%, 04/01/34	140	168,781
5.95%, 02/01/38	26	32,565
Georgia Power Co.
4.30%, 03/15/42	115	113,090
Interstate Power & Light Co.
6.25%, 07/15/39	25	32,407
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	31	33,405
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	65	75,307
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	176	211,098
6.50%, 09/15/37	65	81,592
Nevada Power Co.
Series R
6.75%, 07/01/37	50	66,063
Nisource Finance Corp.
5.95%, 06/15/41 (Call 12/15/40)	56	62,589
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	76	67,082
6.20%, 07/01/37	36	46,247
Oglethorpe Power Corp.
5.25%, 09/01/50	51	54,112
Ohio Power Co.
Series F
5.85%, 10/01/35	51	60,297
Oncor Electric Delivery Co.
5.30%, 06/01/42 (Call 12/01/41)	110	123,635
Pacific Gas & Electric Co.
3.75%, 08/15/42 (Call 02/15/42)	65	58,464
4.45%, 04/15/42 (Call 10/15/41)	26	26,033
5.80%, 03/01/37	65	77,120
6.05%, 03/01/34	72	88,702
Potomac Electric Power Co.
6.50%, 11/15/37	40	52,926
Public Service Co. of Colorado
6.25%, 09/01/37	49	63,544
Public Service Electric & Gas Co.
3.80%, 01/01/43 (Call 07/01/42)	76	71,962
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	25	25,907
5.64%, 04/15/41 (Call 10/15/40)	56	68,067
5.80%, 03/15/40	25	30,854
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	65	67,253
6.13%, 09/15/37	30	38,781
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	51	50,899
6.05%, 01/15/38	26	31,907
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	76	74,451
5.50%, 03/15/40	66	79,211

Security	Principal (000s)	Value

5.75%, 04/01/35	$26	$31,840
Series 08-A
5.95%, 02/01/38	41	51,644
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	40	38,039
8.45%, 03/15/39	25	39,753
Virginia Electric and Power Co.
4.00%, 01/15/43 (Call 07/15/42)	26	25,157
8.88%, 11/15/38	26	42,615
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	76	74,900
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	76	70,272

		3,850,013
ELECTRICAL COMPONENTS & EQUIPMENT — 0.10%
Emerson Electric Co.
6.13%, 04/15/39	25	32,117
Legrand France SA
8.50%, 02/15/25	25	32,445

		64,562
ELECTRONICS — 0.21%
Honeywell International Inc.
5.38%, 03/01/41	36	42,613
5.70%, 03/15/37	25	30,426
Koninklijke Philips NV
6.88%, 03/11/38	45	59,538

		132,577
ENGINEERING & CONSTRUCTION — 0.06%
ABB Finance (USA) Inc.
4.38%, 05/08/42	36	36,194

		36,194
ENVIRONMENTAL CONTROL — 0.22%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	26	29,835
6.20%, 03/01/40	36	42,678
Waste Management Inc.
6.13%, 11/30/39	26	31,393
7.00%, 07/15/28	26	33,541

		137,447
FOOD — 1.28%
Campbell Soup Co.
3.80%, 08/02/42	26	22,520
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	40	39,410
6.63%, 08/15/39[a]	25	30,301
8.25%, 09/15/30	51	68,649
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
5.70%, 10/01/40	65	64,620
General Mills Inc.
5.40%, 06/15/40	25	28,965

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Kellogg Co. Series B
7.45%, 04/01/31	$56	$74,926
Kraft Foods Group Inc.
5.00%, 06/04/42	90	94,370
6.88%, 01/26/39	26	33,946
Kroger Co. (The)
5.40%, 07/15/40 (Call 01/15/40)	21	22,427
6.90%, 04/15/38	26	32,803
Mondelez International Inc.
6.50%, 02/09/40	71	89,150
6.88%, 02/01/38	40	51,631
Safeway Inc.
7.25%, 02/01/31	25	28,604
Sysco Corp.
5.38%, 09/21/35	41	47,010
Unilever Capital Corp.
5.90%, 11/15/32	65	84,156

		813,488
FOREST PRODUCTS & PAPER — 0.30%
Georgia-Pacific LLC
7.75%, 11/15/29	41	55,435
8.00%, 01/15/24	51	69,146
International Paper Co.
7.30%, 11/15/39	26	34,200
Westvaco Corp.
8.20%, 01/15/30	26	32,144

		190,925
GAS — 0.29%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	56	66,518
Sempra Energy
6.00%, 10/15/39	10	12,140
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	65	61,649
Southern Union Co.
7.60%, 02/01/24	36	44,402

		184,709
HAND & MACHINE TOOLS — 0.04%
Stanley Black & Decker Inc.
5.20%, 09/01/40	26	28,229

		28,229
HEALTH CARE — PRODUCTS — 0.45%
Baxter International Inc.
3.65%, 08/15/42	26	23,235
6.25%, 12/01/37	25	31,708
Becton, Dickinson and Co.
5.00%, 11/12/40	25	26,991
Boston Scientific Corp.
7.38%, 01/15/40	25	32,389
Covidien International Finance SA
6.55%, 10/15/37	61	79,478

Security	Principal (000s)	Value

Medtronic Inc.
4.50%, 03/15/42 (Call 09/15/41)	$90	$92,299

		286,100
HEALTH CARE — SERVICES — 1.02%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	26	24,050
4.50%, 05/15/42 (Call 11/15/41)	56	54,740
6.63%, 06/15/36	26	32,817
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	25	28,077
6.15%, 11/15/36	41	50,452
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	26	24,922
Quest Diagnostics Inc.
5.75%, 01/30/40	26	27,306
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	90	86,787
4.38%, 03/15/42 (Call 09/15/41)	30	29,435
5.80%, 03/15/36	46	53,439
6.88%, 02/15/38	56	73,271
WellPoint Inc.
4.63%, 05/15/42	41	40,567
4.65%, 01/15/43	76	74,883
6.38%, 06/15/37	36	43,788

		644,534
HOUSEHOLD PRODUCTS & WARES — 0.15%
Kimberly-Clark Corp.
5.30%, 03/01/41	51	60,214
6.63%, 08/01/37	25	33,718

		93,932
INSURANCE — 2.43%
ACE Capital Trust II
9.70%, 04/01/30	36	52,091
Aflac Inc.
6.45%, 08/15/40	26	31,740
Allstate Corp. (The)
5.20%, 01/15/42	26	30,010
5.95%, 04/01/36	49	62,423
6.90%, 05/15/38	34	48,163
American International Group Inc.
6.25%, 05/01/36	120	145,119
8.18%, 05/15/68 (Call 05/15/38)[b]	56	73,360
AXA SA
8.60%, 12/15/30	26	33,735
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	61	71,059
Chubb Corp. (The)
6.00%, 05/11/37	66	82,533
Cincinnati Financial Corp.
6.92%, 05/15/28	25	31,501
GE Global Insurance Holding Corp.
7.00%, 02/15/26	25	31,245
Hartford Financial Services Group Inc.
6.63%, 04/15/42	36	45,052
Lincoln National Corp.
7.00%, 06/15/40	46	60,038

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Marsh & McLennan Companies Inc.
5.88%, 08/01/33	$41	$47,277
MetLife Inc.
4.13%, 08/13/42	90	83,959
6.40%, 12/15/66 (Call 12/15/31)	100	112,750
Principal Financial Group Inc.
3.13%, 05/15/23	90	88,596
4.35%, 05/15/43	26	24,981
6.05%, 10/15/36	25	30,312
Prudential Financial Inc.
5.63%, 05/12/41	26	29,014
5.70%, 12/14/36	51	57,105
Series B
5.75%, 07/15/33	51	57,474
Series D
6.63%, 12/01/37	26	32,392
Travelers Companies Inc. (The)
5.35%, 11/01/40	70	81,867
6.25%, 06/15/37	51	65,701
XL Group PLC
6.25%, 05/15/27	25	30,046

		1,539,543
INTERNET — 0.11%
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	76	66,924

		66,924
IRON & STEEL — 0.04%
Cliffs Natural Resources Inc.
6.25%, 10/01/40	26	23,370

		23,370
MACHINERY — 0.22%
Caterpillar Inc.
3.80%, 08/15/42	58	53,120
5.20%, 05/27/41	25	27,804
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	26	24,524
5.38%, 10/16/29	26	30,810

		136,258
MANUFACTURING — 0.47%
3M Co.
5.70%, 03/15/37	41	50,604
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	41	48,126
Eaton Corp.
4.00%, 11/02/32[a]	65	62,932
General Electric Co.
4.13%, 10/09/42	65	62,357
Illinois Tool Works Inc.
4.88%, 09/15/41 (Call 03/15/41)	70	75,392

		299,411
MEDIA — 4.00%
CBS Corp.

Security	Principal (000s)	Value

4.85%, 07/01/42 (Call 01/01/42)	$26	$25,126
5.50%, 05/15/33	26	27,219
7.88%, 07/30/30	41	53,951
CC Holdings GS V LLC
3.85%, 04/15/23[a]	140	138,734
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	80	119,216
Comcast Corp.
4.65%, 07/15/42	130	134,389
6.40%, 05/15/38	100	126,167
6.95%, 08/15/37	90	120,004
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	100	96,758
6.00%, 08/15/40 (Call 05/15/40)	75	80,322
Discovery Communications LLC
6.35%, 06/01/40	100	120,019
Grupo Televisa SAB de CV CPO
6.63%, 01/15/40	71	84,427
Historic TW Inc.
6.63%, 05/15/29	65	79,000
9.15%, 02/01/23	26	37,399
NBCUniversal Media LLC
5.95%, 04/01/41	100	120,315
News America Inc.
6.15%, 02/15/41	215	250,338
6.65%, 11/15/37	36	43,909
6.90%, 08/15/39	65	81,342
Thomson Reuters Corp.
5.85%, 04/15/40	25	28,314
Time Warner Cable Inc.
4.50%, 09/15/42 (Call 03/15/42)	80	70,615
6.75%, 06/15/39	80	93,481
7.30%, 07/01/38	70	86,016
Time Warner Entertainment Co. LP
8.38%, 07/15/33	64	86,778
Time Warner Inc.
6.20%, 03/15/40	65	75,461
7.63%, 04/15/31	78	105,123
7.70%, 05/01/32	76	102,939
Viacom Inc.
4.50%, 02/27/42	25	23,132
6.88%, 04/30/36	36	43,786
Walt Disney Co. (The)
7.00%, 03/01/32	41	56,501
Series E
4.13%, 12/01/41	25	24,805

		2,535,586
MINING — 1.51%
Alcoa Inc.
5.90%, 02/01/27	51	50,150
5.95%, 02/01/37	25	23,982
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	51	48,955
Barrick North America Finance LLC
5.70%, 05/30/41	26	24,506
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	76	74,158
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	23	19,633
6.25%, 10/01/39	61	63,314

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	$26	$27,732
7.13%, 07/15/28	95	122,624
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (Call 09/22/41)	51	51,301
Southern Copper Corp.
5.25%, 11/08/42	90	79,128
6.75%, 04/16/40	35	36,828
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	66	63,810
5.40%, 02/01/43 (Call 08/01/42)	26	24,387
6.13%, 10/01/35	25	25,874
6.25%, 07/15/41 (Call 01/15/41)	31	32,071
Vale Overseas Ltd.
6.88%, 11/21/36	91	98,756
6.88%, 11/10/39	85	92,620

		959,829
MULTI-NATIONAL — 0.24%
European Investment Bank
4.88%, 02/15/36	50	59,008
International Bank for Reconstruction and Development
4.75%, 02/15/35	76	90,575

		149,583
OFFICE & BUSINESS EQUIPMENT — 0.04%
Pitney Bowes Inc.
5.25%, 01/15/37	25	25,975

		25,975
OIL & GAS — 4.03%
Anadarko Finance Co.
7.50%, 05/01/31	71	93,127
Anadarko Petroleum Corp.
6.20%, 03/15/40	50	59,533
6.45%, 09/15/36	50	60,595
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	90	86,101
5.10%, 09/01/40 (Call 03/01/40)	76	79,503
6.00%, 01/15/37	26	30,699
Canadian Natural Resources Ltd.
6.25%, 03/15/38	70	81,995
7.20%, 01/15/32	51	65,275
Cenovus Energy Inc.
6.75%, 11/15/39	76	97,095
Conoco Funding Co.
7.25%, 10/15/31	140	193,797
ConocoPhillips
5.90%, 05/15/38	85	104,314
6.50%, 02/01/39	76	99,105
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	26	25,235
5.60%, 07/15/41 (Call 01/15/41)	21	22,670
Devon Financing Corp. ULC
7.88%, 09/30/31	50	67,322
Diamond Offshore Drilling Inc.
5.70%, 10/15/39	25	30,210
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)	51	50,834
6.50%, 08/15/34	26	30,302

Security	Principal (000s)	Value

6.50%, 02/01/38	$21	$24,729
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	26	25,027
Hess Corp.
7.13%, 03/15/33	25	31,108
7.30%, 08/15/31	66	82,430
Husky Energy Inc.
6.80%, 09/15/37	25	31,692
Marathon Oil Corp.
6.60%, 10/01/37	51	62,890
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	41	49,870
Murphy Oil Corp.
5.13%, 12/01/42 (Call 06/01/42)	26	24,256
Nexen Inc.
6.40%, 05/15/37	95	115,082
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	65	76,753
Noble Holding International Ltd.
6.20%, 08/01/40	26	28,270
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	26	25,133
Petro-Canada
6.80%, 05/15/38	31	38,740
Phillips 66
5.88%, 05/01/42	26	30,381
Shell International Finance BV
5.50%, 03/25/40	36	43,604
6.38%, 12/15/38	41	54,636
Statoil ASA
4.25%, 11/23/41	90	88,654
Suncor Energy Inc.
6.85%, 06/01/39	51	65,068
7.15%, 02/01/32	61	78,167
Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)	26	26,679
6.25%, 02/01/38	41	45,885
Total Capital Canada Ltd.
2.75%, 07/15/23	90	87,126
Transocean Inc.
6.80%, 03/15/38	36	41,156
7.50%, 04/15/31	36	43,558
Valero Energy Corp.
6.63%, 06/15/37	26	31,531
10.50%, 03/15/39	16	25,259

		2,555,396
OIL & GAS SERVICES — 0.54%
Baker Hughes Inc.
5.13%, 09/15/40	60	67,882
Cameron International Corp.
5.95%, 06/01/41 (Call 12/01/40)	25	29,524
Halliburton Co.
6.70%, 09/15/38	21	28,042
7.45%, 09/15/39	55	78,849
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	26	23,989
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	26	26,567
6.50%, 08/01/36	26	27,878

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

May 31, 2013

Security	Principal (000s)	Value

6.75%, 09/15/40	$56	$61,906

		344,637
PACKAGING & CONTAINERS — 0.03%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	15	16,673

		16,673
PHARMACEUTICALS — 2.31%
Abbott Laboratories
5.30%, 05/27/40	26	30,629
6.15%, 11/30/37	36	46,729
AbbVie Inc.
4.40%, 11/06/42[a]	65	63,508
AstraZeneca PLC
6.45%, 09/15/37	68	85,559
Bristol-Myers Squibb Co.
3.25%, 08/01/42	66	55,589
5.88%, 11/15/36	37	45,293
Eli Lilly and Co.
5.50%, 03/15/27	26	31,457
5.55%, 03/15/37	76	90,796
Express Scripts Holding Co.
6.13%, 11/15/41	26	32,055
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	115	147,091
Johnson & Johnson
5.85%, 07/15/38	81	103,217
McKesson Corp.
6.00%, 03/01/41 (Call 09/01/40)	51	63,015
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	90	80,359
6.40%, 03/01/28	26	33,372
Pfizer Inc.
7.20%, 03/15/39	76	106,502
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	38	49,984
6.55%, 09/15/37	65	85,815
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	51	63,111
Wyeth LLC
5.95%, 04/01/37	132	161,077
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[a]	90	89,185

		1,464,343
PIPELINES — 1.93%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	25	30,516
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	26	33,580
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	26	26,768
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	65	63,081
6.50%, 02/01/42 (Call 08/01/41)	60	67,399
Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	76	71,328
4.85%, 08/15/42 (Call 02/15/42)	71	71,083

Security	Principal (000s)	Value

6.45%, 09/01/40	$41	$49,498
7.55%, 04/15/38	51	67,424
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	140	137,610
5.00%, 08/15/42 (Call 02/15/42)	90	88,473
6.95%, 01/15/38	27	33,119
ONEOK Partners LP
6.85%, 10/15/37	76	90,926
Plains All American Pipeline LP
2.85%, 01/31/23 (Call 10/31/22)	65	61,814
5.15%, 06/01/42 (Call 12/01/41)	25	26,586
Spectra Energy Capital LLC
7.50%, 09/15/38	25	33,505
TransCanada PipeLines Ltd.
6.10%, 06/01/40	15	18,347
6.20%, 10/15/37	60	73,553
7.63%, 01/15/39	25	35,244
Transcontinental Gas Pipe Line Corp.
5.40%, 08/15/41 (Call 02/15/41)	26	28,494
Williams Companies Inc. (The)
8.75%, 03/15/32	51	68,487
Williams Partners LP
6.30%, 04/15/40	40	45,618

		1,222,453
REAL ESTATE INVESTMENT TRUSTS — 0.39%
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	26	26,914
Camden Property Trust
4.88%, 06/15/23 (Call 03/15/23)	25	27,481
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	25	31,496
Health Care REIT Inc.
6.50%, 03/15/41 (Call 09/15/40)	25	29,413
Omega Healthcare Investors Inc.
5.88%, 03/15/24 (Call 03/15/17)	76	81,042
Simon Property Group LP
6.75%, 02/01/40 (Call 11/01/39)	41	53,926

		250,272
RETAIL — 2.55%
CVS Caremark Corp.
5.75%, 05/15/41 (Call 11/15/40)	26	30,485
6.13%, 09/15/39	26	31,683
CVS Pass-Through Trust
8.35%, 07/10/31[a]	52	68,953
Home Depot Inc. (The)
5.88%, 12/16/36	72	87,930
5.95%, 04/01/41 (Call 10/01/40)	100	125,824
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	26	24,932
6.88%, 12/15/37	40	46,805
Lowe’s Companies Inc.
4.65%, 04/15/42 (Call 10/15/41)	51	52,118
5.50%, 10/15/35	51	57,047
6.50%, 03/15/29	36	44,202
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	26	24,713
4.30%, 02/15/43 (Call 08/15/42)	26	23,677
5.13%, 01/15/42 (Call 07/15/41)	36	37,554

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

May 31, 2013

Security	Principal (000s)	Value

6.38%, 03/15/37	$26	$29,976
McDonald’s Corp.
3.70%, 02/15/42	26	23,875
6.30%, 10/15/37	76	100,310
Nordstrom Inc.
7.00%, 01/15/38	25	33,370
Target Corp.
6.35%, 11/01/32	80	101,538
Wal-Mart Stores Inc.
5.00%, 10/25/40	65	71,590
5.63%, 04/15/41	100	121,544
5.88%, 04/05/27	190	241,330
6.20%, 04/15/38	51	65,323
6.50%, 08/15/37	33	43,303
7.55%, 02/15/30	90	127,117

		1,615,199
SEMICONDUCTORS — 0.18%
Applied Materials Inc.
5.85%, 06/15/41	25	28,342
Intel Corp.
4.80%, 10/01/41	86	88,125

		116,467
SOFTWARE — 0.50%
Microsoft Corp.
5.20%, 06/01/39	61	70,151
5.30%, 02/08/41	62	73,188
Oracle Corp.
5.38%, 07/15/40	35	40,605
6.50%, 04/15/38	100	130,428

		314,372
TELECOMMUNICATIONS — 4.01%
Alltel Corp.
7.88%, 07/01/32	76	108,097
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)[a]	104	96,422
5.55%, 08/15/41	115	128,399
6.30%, 01/15/38	181	217,236
6.50%, 09/01/37	150	185,251
6.55%, 02/15/39	155	192,353
British Telecommunications PLC
9.63%, 12/15/30	81	125,406
Cisco Systems Inc.
5.90%, 02/15/39	40	48,882
Corning Inc.
4.70%, 03/15/37	26	25,807
4.75%, 03/15/42	51	50,822
Deutsche Telekom International Finance BV
8.75%, 06/15/30	29	41,875
France Telecom SA
5.38%, 01/13/42	31	32,895
8.50%, 03/01/31	46	65,612
Harris Corp.
6.15%, 12/15/40	26	29,837
Juniper Networks Inc.
5.95%, 03/15/41	40	42,592

Security	Principal (000s)	Value

New Cingular Wireless Services Inc.
8.75%, 03/01/31	$100	$154,978
Qwest Corp.
6.88%, 09/15/33 (Call 08/02/13)	76	76,380
Royal KPN NV
8.38%, 10/01/30	61	78,877
Telecom Italia Capital SA
6.38%, 11/15/33	26	25,370
7.72%, 06/04/38	86	92,610
Telefonica Europe BV
8.25%, 09/15/30	67	83,141
Verizon Communications Inc.
5.85%, 09/15/35	120	135,488
6.40%, 02/15/38	150	181,725
7.75%, 12/01/30	118	159,037
Vodafone Group PLC
6.15%, 02/27/37	51	60,509
7.88%, 02/15/30	75	102,746

		2,542,347
TOYS, GAMES & HOBBIES — 0.09%
Hasbro Inc.
6.35%, 03/15/40	25	28,566
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	26	27,987

		56,553
TRANSPORTATION — 1.32%
Burlington Northern Santa Fe Corp.
4.40%, 03/15/42 (Call 09/15/41)	26	25,491
5.75%, 05/01/40 (Call 11/01/39)	75	87,193
6.15%, 05/01/37	56	68,119
Canadian National Railway Co.
6.38%, 11/15/37	41	54,457
Canadian Pacific Railway Co.
4.45%, 03/15/23 (Call 12/15/22)	26	28,076
5.95%, 05/15/37	26	30,385
CSX Corp.
4.40%, 03/01/43 (Call 09/01/42)	26	25,193
6.00%, 10/01/36	51	59,993
6.22%, 04/30/40	31	37,547
FedEx Corp.
3.88%, 08/01/42	26	23,800
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	89	86,734
4.84%, 10/01/41	100	104,670
Union Pacific Corp.
5.78%, 07/15/40	25	30,332
6.63%, 02/01/29	60	77,855
United Parcel Service Inc.
3.63%, 10/01/42	26	23,936
4.88%, 11/15/40 (Call 05/15/40)	25	27,527
6.20%, 01/15/38	36	47,034

		838,342

TOTAL CORPORATE BONDS & NOTES (Cost: $31,107,582)		30,094,997

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

May 31, 2013

Security	Principal (000s)	Value

FOREIGN AGENCY OBLIGATIONS[c] — 1.31%

BRAZIL — 0.17%
Petrobras International Finance Co.
6.75%, 01/27/41	$100	$106,641

		106,641
CANADA — 0.53%
British Columbia (Province of)
6.50%, 01/15/26	91	122,429
Hydro-Quebec
8.05%, 07/07/24	65	93,046
Quebec (Province of)
7.50%, 09/15/29	81	117,594

		333,069
ITALY — 0.13%
Lombardy (Region of)
5.80%, 10/25/32	86	85,574

		85,574
MEXICO — 0.22%
Petroleos Mexicanos
5.50%, 06/27/44	140	140,000

		140,000
SUPRANATIONAL — 0.26%
Asian Development Bank
5.82%, 06/16/28	76	96,103
Inter-American Development Bank
3.88%, 10/28/41	70	72,010

		168,113

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $873,160)		833,397

FOREIGN GOVERNMENT OBLIGATIONS[c] — 4.99%

BRAZIL — 1.33%
Brazil (Federative Republic of)
5.63%, 01/07/41	150	166,500
7.13%, 01/20/37	15	19,650
8.25%, 01/20/34	110	159,775
8.75%, 02/04/25	76	113,240
8.88%, 04/15/24	108	158,490
10.13%, 05/15/27	90	149,400
11.00%, 08/17/40 (Call 08/17/15)	62	74,555

		841,610
COLOMBIA — 0.42%
Colombia (Republic of)
8.13%, 05/21/24	190	263,150

		263,150

Security	Principal (000s)	Value

ITALY — 0.27%
Italy (Republic of)
5.38%, 06/15/33	$74	$76,047
6.88%, 09/27/23	80	95,103

		171,150
MEXICO — 0.99%
United Mexican States
4.75%, 03/08/44	158	157,605
6.05%, 01/11/40	182	217,945
8.30%, 08/15/31	170	252,450

		628,000
PANAMA — 0.31%
Panama (Republic of)
6.70%, 01/26/36	80	104,000
9.38%, 04/01/29	60	95,250

		199,250
PERU — 0.43%
Peru (Republic of)
5.63%, 11/18/50	110	125,950
8.75%, 11/21/33	92	144,440

		270,390
POLAND — 0.21%
Poland (Republic of)
3.00%, 03/17/23	140	134,030

		134,030
TURKEY — 0.83%
Turkey (Republic of)
7.25%, 03/05/38	400	529,000

		529,000
URUGUAY — 0.20%
Uruguay (Republic of)
7.63%, 03/21/36	90	124,425

		124,425

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $3,342,546)		3,161,005

MUNICIPAL DEBT OBLIGATIONS — 6.85%

ARIZONA — 0.09%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	50	55,707

		55,707

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

May 31, 2013

Security	Principal (000s)	Value

CALIFORNIA — 2.16%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	$140	$186,376
Los Angeles Community College District GO BAB
6.75%, 08/01/49	40	55,936
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.62%, 08/01/40	50	65,440
Los Angeles Unified School District GO BAB
5.76%, 07/01/29	50	59,052
6.76%, 07/01/34	25	33,331
Metropolitan Water District of Southern California RB Water Revenue BAB
Series A
6.95%, 07/01/40 (Call 07/01/20)	50	60,944
Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	20	24,307
San Diego County Regional Transportation Commission RB Sales Tax Revenue BAB
5.91%, 04/01/48	25	31,745
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.95%, 11/01/50	50	68,982
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	45	53,429
State of California GO BAB
7.55%, 04/01/39	95	135,879
7.63%, 03/01/40	275	394,619
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	75	90,028
5.95%, 05/15/45	40	47,644
6.27%, 05/15/31 (Call 05/15/19)	55	62,740

		1,370,452
CONNECTICUT — 0.07%
State of Connecticut GO
Series A
5.85%, 03/15/32	35	42,785

		42,785
GEORGIA — 0.15%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project M,
Series 2010A
6.66%, 04/01/57	85	95,395

		95,395
ILLINOIS — 0.83%
Chicago Board of Education GO BAB
Series E
6.14%, 12/01/39	40	43,214
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	75	92,473
City of Chicago RB Port Airport & Marina Revenue BAB
Series B
6.85%, 01/01/38 (Call 01/01/20)	25	28,583
Illinois State Toll Highway Authority RB Highway Revenue Tolls BAB
Series B
5.85%, 12/01/34	55	67,007
Metropolitan Water Reclamation District of Greater Chicago GOL
5.72%, 12/01/38	25	31,462

Security	Principal (000s)	Value

State of Illinois GO
5.10%, 06/01/33	$250	$250,832
State of Illinois GO BAB
6.63%, 02/01/35	10	11,392

		524,963
MASSACHUSETTS — 0.31%
Commonwealth of Massachusetts GO BAB
Series E
5.46%, 12/01/39	50	59,381
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	20	21,561
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	50	61,469
Massachusetts Water Pollution Abatement Trust RB Water Revenue BAB
Series B
5.19%, 08/01/40	50	56,021

		198,432
MISSOURI — 0.10%
University of Missouri Curators RB College & University Revenue BAB
5.79%, 11/01/41	50	63,119

		63,119
NEW JERSEY — 0.44%
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	40	51,393
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	75	108,513
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	55	64,171
6.10%, 12/15/28 (Call 12/15/20)	45	52,166

		276,243
NEW YORK — 1.32%
City of New York GO BAB
5.21%, 10/01/31	70	80,501
6.27%, 12/01/37	50	64,840
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	65	94,102
Series A
5.87%, 11/15/39	50	59,099
Series E
6.81%, 11/15/40	25	32,620
New York City Municipal Water Finance Authority RB Water Revenue BAB
6.01%, 06/15/42	40	51,146
Series DD
5.95%, 06/15/42	40	50,712
New York City Transitional Finance Authority RB Income Tax Revenue
5.27%, 05/01/27	40	46,252
Series C-2
5.77%, 08/01/36	50	61,186
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	50	60,412

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

May 31, 2013

Security	Principal (000s)	Value

New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	$50	$60,452
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.46%, 10/01/62	85	82,943
5.65%, 11/01/40 (GOI)	75	89,809

		834,074
OHIO — 0.25%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.83%, 02/15/41	90	125,392
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	30	34,111

		159,503
OREGON — 0.20%
State of Oregon GO
5.89%, 06/01/27	100	125,155

		125,155
PENNSYLVANIA — 0.07%
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.56%, 12/01/49	40	47,088

		47,088
TEXAS — 0.68%
City of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	40	49,729
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	50	64,967
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	50	62,067
North Texas Tollway Authority RB Highway Revenue Tolls BAB
8.91%, 02/01/30 (Call 02/01/20)	25	29,885
State of Texas GO BAB
5.52%, 04/01/39	50	61,208
Series A
4.63%, 04/01/33	40	44,136
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.03%, 04/01/26	40	47,976
5.18%, 04/01/30	25	29,765
University of Texas System Board of Regents RB College & University Revenue BAB
Series C
4.79%, 08/15/46	40	44,481

		434,214
UTAH — 0.09%
State of Utah GO BAB
Series D
4.55%, 07/01/24	50	57,934

		57,934

Security	Principal (000s)	Value

WASHINGTON — 0.09%
State of Washington GO BAB
Series D
5.48%, 08/01/39	$50	$60,207

		60,207

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $4,178,310)		4,345,271

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 37.06%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.07%
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	391	553,339
6.75%, 03/15/31	350	511,096
Federal National Mortgage Association
5.63%, 07/15/37	86	115,320
6.63%, 11/15/30	155	223,605
7.25%, 05/15/30	222	336,921
Tennessee Valley Authority
3.50%, 12/15/42	50	45,778
7.13%, 05/01/30	110	159,091

		1,945,150
U.S. GOVERNMENT OBLIGATIONS — 33.99%
U.S. Treasury Bonds
2.75%, 08/15/42	1,200	1,075,968
2.75%, 11/15/42	2,324	2,081,258
3.13%, 11/15/41	1,800	1,750,986
3.13%, 02/15/42	1,360	1,321,798
3.13%, 02/15/43	1,170	1,133,122
3.50%, 02/15/39	2,540	2,676,119
3.75%, 08/15/41	74	80,995
3.88%, 08/15/40	560	627,200
4.25%, 05/15/39	110	131,055
4.25%, 11/15/40	1,200	1,429,032
4.38%, 02/15/38	537	651,198
4.38%, 11/15/39	405	491,820
4.38%, 05/15/40	570	692,459
4.38%, 05/15/41	130	157,971
4.50%, 02/15/36	405	499,827
4.50%, 05/15/38	38	46,948
4.50%, 08/15/39	100	123,824
4.63%, 02/15/40	44	55,523
4.75%, 02/15/37	312	398,530
4.75%, 02/15/41	440	566,069
5.00%, 05/15/37	410	541,745
5.25%, 11/15/28	60	78,823
5.25%, 02/15/29	368	484,030
5.38%, 02/15/31	793	1,069,130
5.50%, 08/15/28	360	484,186
6.00%, 02/15/26	19	26,308
6.13%, 11/15/27	109	154,409
6.13%, 08/15/29	101	145,189
6.38%, 08/15/27	132	190,826
6.50%, 11/15/26	408	591,886
6.63%, 02/15/27	82	120,458
6.75%, 08/15/26	320	472,528
6.88%, 08/15/25	534	787,880

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

May 31, 2013

Security	Principal or Shares (000s)	Value

7.50%, 11/15/24	$240	$366,490
7.63%, 02/15/25	24	37,096

		21,542,686

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $24,797,331)		23,487,836

SHORT-TERM INVESTMENTS — 0.70%

MONEY MARKET FUNDS — 0.70%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	443	442,627

		442,627

TOTAL SHORT-TERM INVESTMENTS
(Cost: $442,627)		442,627

TOTAL INVESTMENTS IN SECURITIES — 98.39%
(Cost: $64,741,556)		62,365,133
Other Assets, Less Liabilities — 1.61%		1,019,517

NET ASSETS — 100.00%		$63,384,650

BAB — Build America Bond

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

RB — Revenue Bond

Insured by:

NPFGC — National Public Finance Guarantee Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

54

Schedule of Investments  (Unaudited)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.77%

MORTGAGE-BACKED SECURITIES — 1.77%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2006-6, Class A3
5.37%, 10/10/45	$14,250	$15,220,077
Series 2007-2, Class A4
5.61%, 04/10/49[a]	9,950	11,330,983
Bear Stearns Commercial Mortgage Securities Inc.
Series 2005-PW10, Class A4
5.41%, 12/11/40[a]	17,000	18,536,145
Series 2005-PWR9, Class AAB
4.80%, 09/11/42	3,771	3,844,741
Series 2006-PW13, Class A4
5.54%, 09/11/41	12,000	13,452,292
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD, Class A4
5.32%, 12/11/49	18,000	20,243,899
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3
5.47%, 09/15/39	14,498	16,135,609
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class A3
4.58%, 06/10/48	6,982	7,096,305
GS Mortgage Securities Corp. II Series 2007-GG10, Class A4
5.79%, 08/10/45[a]	57,000	64,586,806
GS Mortgage Securities Trust Series 2013-GC12, Class AS
3.38%, 06/10/46	5,000	4,977,344
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM
5.00%, 10/15/42[a]	10,000	10,788,473
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	10,000	11,597,483
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4
4.57%, 01/15/31	15,549	15,852,547
Series 2004-C4, Class A4
5.45%, 06/15/29[a]	17,000	17,553,129
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class AM
5.20%, 12/12/49[a]	11,408	12,772,092
Morgan Stanley Capital I Inc. Series 2005-HQ6, Class A4A
4.99%, 08/13/42	18,597	19,889,562
Morgan Stanley/Bank of America Merrill Lynch Trust Series 2013-C9, Class A4
3.10%, 05/15/46	5,000	4,968,849
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust Series 2006-C23, Class AJ
5.52%, 01/15/45[a]	5,000	5,440,391

		274,286,727

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $236,543,395)		274,286,727

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 23.71%

ADVERTISING — 0.06%
Interpublic Group of Companies Inc. (The)
10.00%, 07/15/17 (Call 07/15/13)	$1,200	$1,275,600
Omnicom Group Inc.
3.63%, 05/01/22	5,765	5,793,233
WPP Finance 2010
3.63%, 09/07/22	1,000	981,785
4.75%, 11/21/21	1,200	1,279,209

		9,329,827
AEROSPACE & DEFENSE — 0.30%
Boeing Co. (The)
4.88%, 02/15/20	2,500	2,904,558
Exelis Inc.
5.55%, 10/01/21	300	314,441
General Dynamics Corp.
1.38%, 01/15/15	1,000	1,013,681
2.25%, 07/15/16	300	311,923
2.25%, 11/15/22 (Call 08/15/22)	1,500	1,410,322
3.88%, 07/15/21 (Call 04/15/21)	1,400	1,514,917
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	3,000	3,184,493
L-3 Communications Corp.
3.95%, 11/15/16	1,150	1,230,282
4.75%, 07/15/20	1,100	1,187,406
4.95%, 02/15/21 (Call 11/15/20)	300	327,500
Lockheed Martin Corp.
2.13%, 09/15/16	2,525	2,599,687
3.35%, 09/15/21	3,200	3,286,267
4.07%, 12/15/42	2,747	2,508,101
Northrop Grumman Corp.
1.85%, 11/15/15	350	360,936
3.25%, 08/01/23	1,950	1,926,547
3.50%, 03/15/21	2,000	2,091,578
5.05%, 11/15/40	230	240,810
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,300	1,240,144
6.40%, 12/15/18	4,299	5,236,124
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	400	410,816
United Technologies Corp.
3.10%, 06/01/22	3,250	3,314,068
4.50%, 04/15/20	750	851,245
4.50%, 06/01/42	2,450	2,525,841
4.88%, 05/01/15	1,100	1,190,428
6.13%, 02/01/19	2,122	2,597,823
6.13%, 07/15/38	2,022	2,551,872

		46,331,810
AGRICULTURE — 0.27%
Altria Group Inc.
4.75%, 05/05/21	3,450	3,816,628
9.70%, 11/10/18	6,644	9,099,482
Archer-Daniels-Midland Co.
4.48%, 03/01/21	1,750	1,939,195
5.77%, 03/01/41	2,500	2,913,680

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

Bunge Ltd. Finance Corp.
4.10%, 03/15/16	$1,150	$1,227,935
Lorillard Tobacco Co.
2.30%, 08/21/17	1,650	1,656,488
3.50%, 08/04/16	450	475,573
6.88%, 05/01/20[b]	600	718,526
7.00%, 08/04/41[b]	550	628,229
Philip Morris International Inc.
2.50%, 05/16/16	1,500	1,569,691
2.50%, 08/22/22	2,800	2,683,440
4.13%, 05/17/21[b]	2,500	2,725,553
4.38%, 11/15/41	2,000	1,919,159
4.50%, 03/20/42	1,000	975,961
5.65%, 05/16/18	2,726	3,238,548
6.88%, 03/17/14	1,725	1,811,973
Reynolds American Inc.
3.25%, 11/01/22	1,350	1,302,025
6.75%, 06/15/17	3,118	3,694,998

		42,397,084
AIRLINES — 0.06%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[b]	406	442,292
American Airlines Inc. 2011-2 Pass Through Trust Class A
8.63%, 04/15/23	455	478,880
Continental Airlines Inc. 2010-A Pass Through Trust Class A
4.75%, 07/12/22[b]	1,062	1,163,802
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25[b]	2,500	2,621,750
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[b]	780	855,349
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21[b]	3,134	3,439,510

		9,001,583
APPAREL — 0.02%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	2,100	2,016,438
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	400	416,832

		2,433,270
AUTO MANUFACTURERS — 0.02%
Daimler Finance North America LLC
8.50%, 01/18/31	2,000	3,000,854

		3,000,854
AUTO PARTS & EQUIPMENT — 0.05%
BorgWarner Inc.
4.63%, 09/15/20	2,500	2,674,440
Johnson Controls Inc.
2.60%, 12/01/16	2,000	2,086,948

Security	Principal (000s)	Value

3.75%, 12/01/21 (Call 09/01/21)	$1,000	$1,038,887
4.25%, 03/01/21	1,900	2,048,056
5.70%, 03/01/41	600	658,590

		8,506,921
BANKS — 4.70%
Abbey National Treasury Services PLC
4.00%, 04/27/16	3,800	4,043,947
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	600	652,208
Bank of America Corp.
1.25%, 01/11/16	2,000	1,989,537
5.63%, 07/01/20	14,450	16,644,753
5.70%, 01/24/22	3,000	3,449,961
5.75%, 12/01/17	1,000	1,144,469
5.88%, 02/07/42	2,000	2,363,703
6.50%, 08/01/16	6,050	6,930,371
Series 1
3.75%, 07/12/16	3,300	3,505,861
Bank of America N.A.
6.00%, 10/15/36	8,601	10,011,728
Bank of Montreal
1.75%, 04/29/14[b]	1,250	1,264,520
2.50%, 01/11/17	800	826,636
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	1,250	1,300,201
2.40%, 01/17/17 (Call 12/18/16)[b]	2,000	2,069,099
3.55%, 09/23/21 (Call 08/23/21)	2,650	2,793,096
4.30%, 05/15/14	3,944	4,092,217
4.60%, 01/15/20	3,395	3,836,369
Bank of Nova Scotia
2.05%, 10/07/15	500	513,848
2.55%, 01/12/17	400	414,743
2.90%, 03/29/16	6,250	6,579,378
3.40%, 01/22/15	3,250	3,387,149
4.38%, 01/13/21	1,000	1,115,314
Barclays Bank PLC
5.13%, 01/08/20	6,635	7,576,017
5.20%, 07/10/14	5,085	5,335,597
BB&T Corp.
5.20%, 12/23/15	3,011	3,313,303
5.25%, 11/01/19	1,200	1,367,906
6.85%, 04/30/19	1,824	2,263,499
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	900	899,513
BNP Paribas SA
3.60%, 02/23/16	5,000	5,277,496
5.00%, 01/15/21	4,000	4,423,548
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	1,150	1,151,939
2.35%, 12/11/15	3,700	3,839,747
Capital One Financial Corp.
4.75%, 07/15/21	1,600	1,780,921
6.15%, 09/01/16	10,992	12,474,052
Citigroup Inc.
1.75%, 05/01/18	1,200	1,180,570
3.95%, 06/15/16	4,750	5,101,486
4.45%, 01/10/17	6,250	6,803,575
4.50%, 01/14/22	1,000	1,088,562
4.59%, 12/15/15	5,000	5,414,770
4.75%, 05/19/15	4,250	4,546,078
5.00%, 09/15/14	1,000	1,047,031

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

5.38%, 08/09/20	$4,750	$5,481,022
5.50%, 02/15/17	6,900	7,667,229
6.38%, 08/12/14	7,900	8,413,096
8.13%, 07/15/39	11,864	16,918,409
Comerica Inc.
3.00%, 09/16/15	400	418,944
Commonwealth Bank of Australia/ New York
1.90%, 09/18/17[b]	5,750	5,845,761
Credit Suisse New York
3.50%, 03/23/15	2,000	2,097,375
5.40%, 01/14/20	500	561,640
Deutsche Bank AG London
6.00%, 09/01/17	8,507	9,966,789
Discover Bank
2.00%, 02/21/18	2,000	1,984,953
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)[b]	1,500	1,527,253
3.63%, 01/25/16	3,250	3,450,125
8.25%, 03/01/38	1,000	1,370,683
First Horizon National Corp.
5.38%, 12/15/15[b]	250	271,063
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	2,500	2,513,866
3.63%, 02/07/16	6,250	6,605,593
5.00%, 10/01/14	26,887	28,341,936
5.25%, 10/15/13	1,200	1,219,897
5.38%, 03/15/20	2,010	2,273,446
5.63%, 01/15/17	4,500	4,984,261
5.75%, 01/24/22	3,000	3,437,053
6.00%, 06/15/20	6,900	8,080,409
6.15%, 04/01/18	6,750	7,865,458
6.25%, 02/01/41	6,000	7,074,559
6.75%, 10/01/37	7,018	7,646,432
HSBC Bank (USA) N.A.
4.88%, 08/24/20	3,500	3,837,674
HSBC Holdings PLC
4.00%, 03/30/22	3,000	3,173,745
5.10%, 04/05/21	2,650	3,048,272
6.10%, 01/14/42	4,500	5,641,851
6.50%, 09/15/37	4,000	4,843,164
HSBC USA Inc.
1.63%, 01/16/18	1,500	1,485,869
2.38%, 02/13/15	4,200	4,314,562
J.P. Morgan Chase & Co.
1.13%, 02/26/16	200	199,303
1.80%, 01/25/18	1,700	1,688,837
1.88%, 03/20/15	1,800	1,826,220
2.00%, 08/15/17	6,900	6,956,087
3.15%, 07/05/16	3,350	3,531,626
3.25%, 09/23/22	1,050	1,032,531
4.25%, 10/15/20	7,800	8,408,151
4.35%, 08/15/21	7,700	8,299,619
4.50%, 01/24/22	8,950	9,709,743
5.40%, 01/06/42	1,200	1,357,617
5.50%, 10/15/40	2,000	2,264,298
5.60%, 07/15/41	2,000	2,299,092
6.30%, 04/23/19	15,000	18,107,194
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,200	1,390,239
KeyCorp
5.10%, 03/24/21	1,000	1,137,050
KfW
0.88%, 09/05/17	4,700	4,668,239

Security	Principal (000s)	Value

1.00%, 01/12/15	$22,700	$22,933,440
1.25%, 02/15/17	5,250	5,330,460
2.13%, 01/17/23	10,000	9,770,293
2.63%, 02/16/16	5,500	5,799,111
2.63%, 01/25/22	7,300	7,542,887
2.75%, 09/08/20[b]	12,400	13,126,132
4.88%, 06/17/19	6,020	7,160,100
Series G
4.38%, 03/15/18[b]	5,215	5,979,569
Korea Finance Corp.
4.63%, 11/16/21	1,500	1,610,089
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	16,532	18,866,755
Lloyds TSB Bank PLC
4.20%, 03/28/17[b]	800	871,321
Manufacturers and Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)[b]	2,750	2,721,348
Morgan Stanley
1.75%, 02/25/16	2,000	2,005,052
3.80%, 04/29/16	4,500	4,746,899
4.10%, 01/26/15	8,500	8,872,570
4.75%, 03/22/17	4,300	4,690,411
5.45%, 01/09/17	4,600	5,098,810
5.50%, 07/24/20	3,100	3,507,719
5.75%, 01/25/21	10,150	11,626,552
6.25%, 08/09/26	551	642,483
6.38%, 07/24/42	2,500	2,962,797
6.63%, 04/01/18	5,234	6,159,254
7.30%, 05/13/19	7,915	9,685,218
National Australia Bank Ltd. New York
1.60%, 08/07/15	1,200	1,219,245
Northern Trust Corp.
2.38%, 08/02/22	450	430,733
3.38%, 08/23/21	950	992,705
3.45%, 11/04/20	200	211,962
PNC Funding Corp.
5.25%, 11/15/15[c]	9,135	10,025,941
5.40%, 06/10/14[c]	998	1,046,804
6.70%, 06/10/19[c]	998	1,237,506
Rabobank Nederland
3.38%, 01/19/17	6,450	6,864,655
3.88%, 02/08/22	850	882,701
4.50%, 01/11/21	3,250	3,553,951
5.25%, 05/24/41	3,100	3,498,947
Royal Bank of Canada
1.15%, 03/13/15	1,000	1,009,618
1.45%, 10/30/14	2,300	2,325,629
1.50%, 01/16/18	2,500	2,485,764
2.30%, 07/20/16	2,250	2,334,070
Royal Bank of Scotland Group PLC
3.25%, 01/11/14[b]	750	760,575
4.38%, 03/16/16[b]	3,000	3,243,051
5.63%, 08/24/20	5,500	6,301,032
6.40%, 10/21/19	3,450	4,094,554
State Street Corp.
2.88%, 03/07/16	1,300	1,371,648
4.38%, 03/07/21	600	667,296
4.96%, 03/15/18	800	895,873
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	1,000	1,007,213
1.50%, 01/18/18	2,500	2,460,428

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

SunTrust Bank
7.25%, 03/15/18	$1,000	$1,215,690
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	1,050	1,120,254
6.00%, 09/11/17	2,298	2,657,836
Svenska Handelsbanken AB
2.88%, 04/04/17	1,750	1,834,250
Toronto-Dominion Bank (The)
1.38%, 07/14/14	400	403,871
2.38%, 10/19/16	3,000	3,121,106
2.50%, 07/14/16	1,600	1,665,751
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	2,800	2,913,376
2.95%, 07/15/22 (Call 06/15/22)	1,250	1,209,980
3.00%, 03/15/22 (Call 02/15/22)	1,000	1,010,698
4.13%, 05/24/21 (Call 04/23/21)	1,000	1,096,237
UBS AG Stamford
2.25%, 01/28/14	730	737,030
5.88%, 12/20/17	11,234	13,200,442
US Bank N.A.
4.95%, 10/30/14	8,972	9,486,943
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	3,000	3,830,353
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	10,772	11,330,423
Wells Fargo & Co.
1.25%, 02/13/15	5,000	5,041,562
4.60%, 04/01/21	12,950	14,520,750
5.00%, 11/15/14	15,542	16,436,455
5.63%, 12/11/17	3,050	3,540,918
Westpac Banking Corp.
1.60%, 01/12/18[b]	1,500	1,503,440
3.00%, 08/04/15	4,500	4,707,351
3.00%, 12/09/15	5,600	5,900,268

		728,169,108
BEVERAGES — 0.54%
Anheuser-Busch Companies LLC
5.50%, 01/15/18[b]	200	234,113
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16[b]	1,000	998,582
Anheuser-Busch InBev Worldwide Inc.
2.88%, 02/15/16	2,000	2,107,270
3.75%, 07/15/42	2,000	1,805,307
4.13%, 01/15/15	1,214	1,280,621
4.38%, 02/15/21	3,475	3,874,775
5.38%, 01/15/20	4,015	4,731,407
7.75%, 01/15/19	7,800	10,110,088
8.00%, 11/15/39	2,000	3,012,939
8.20%, 01/15/39	750	1,145,887
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	250	249,802
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	1,750	1,660,701
Coca-Cola Co. (The)
1.50%, 11/15/15	3,500	3,580,397
1.80%, 09/01/16	400	412,092
3.15%, 11/15/20	7,650	8,087,673
3.30%, 09/01/21	850	896,482
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	450	451,361
4.50%, 09/01/21 (Call 06/01/21)	1,284	1,409,523

Security	Principal (000s)	Value

Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	$2,500	$2,388,944
Diageo Finance BV
5.30%, 10/28/15	7,107	7,842,020
Diageo Investment Corp.
4.25%, 05/11/42[b]	1,000	983,289
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	1,000	1,044,943
3.20%, 11/15/21 (Call 08/15/21)	1,100	1,115,101
Molson Coors Brewing Co.
3.50%, 05/01/22[b]	1,350	1,366,498
5.00%, 05/01/42	700	710,521
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	2,531	3,361,564
PepsiCo Inc.
0.75%, 03/05/15	900	903,042
0.80%, 08/25/14	900	903,461
1.25%, 08/13/17	6,400	6,348,462
2.50%, 05/10/16	1,700	1,778,543
2.75%, 03/01/23	2,000	1,941,412
3.00%, 08/25/21	2,000	2,042,476
4.00%, 03/05/42	1,000	944,086
7.90%, 11/01/18	3,210	4,197,185

		83,920,567
BIOTECHNOLOGY — 0.21%
Amgen Inc.
1.88%, 11/15/14	700	711,104
2.30%, 06/15/16	2,550	2,640,832
2.50%, 11/15/16	2,000	2,082,576
3.45%, 10/01/20	250	262,220
3.63%, 05/15/22 (Call 02/15/22)	2,000	2,090,473
5.15%, 11/15/41 (Call 05/15/41)	2,800	2,954,772
5.65%, 06/15/42 (Call 12/15/41)	3,900	4,421,698
5.70%, 02/01/19	5,080	6,007,910
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	1,600	1,638,986
Celgene Corp.
3.25%, 08/15/22	2,000	1,990,460
3.95%, 10/15/20	1,200	1,282,228
Gilead Sciences Inc.
2.40%, 12/01/14	100	102,492
3.05%, 12/01/16	200	212,611
4.50%, 04/01/21 (Call 01/01/21)	1,200	1,337,629
5.65%, 12/01/41 (Call 06/01/41)	3,350	3,905,379
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	650	714,642

		32,356,012
BUILDING MATERIALS — 0.03%
CRH America Inc.
6.00%, 09/30/16	3,343	3,794,265
Martin Marietta Materials Inc.
6.60%, 04/15/18	233	260,129

		4,054,394

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

CHEMICALS — 0.49%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	$2,650	$2,574,526
Air Products and Chemicals Inc.
2.00%, 08/02/16	1,500	1,545,497
3.00%, 11/03/21	1,000	1,017,903
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	1,575	1,543,389
2.90%, 11/15/22 (Call 08/15/22)	1,500	1,438,581
3.25%, 10/01/15 (Call 09/01/15)[b]	1,000	1,047,739
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	800	860,276
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	4,350	4,296,201
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	2,000	1,938,887
4.25%, 11/15/20 (Call 08/15/20)	2,790	3,042,840
5.25%, 11/15/41 (Call 05/15/41)	450	477,241
5.90%, 02/15/15	1,500	1,628,078
8.55%, 05/15/19	7,255	9,659,410
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	2,500	2,460,152
5.25%, 12/15/16[b]	7,518	8,610,722
6.00%, 07/15/18	400	483,990
Eastman Chemical Co.
3.00%, 12/15/15[b]	1,000	1,048,828
3.60%, 08/15/22 (Call 05/15/22)	4,500	4,582,847
Ecolab Inc.
2.38%, 12/08/14[b]	150	153,800
3.00%, 12/08/16	650	689,860
5.50%, 12/08/41	1,550	1,769,824
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	450	467,977
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	2,000	1,811,257
5.88%, 04/15/38	100	125,118
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,000	1,035,767
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	2,050	2,188,787
4.88%, 03/30/20[b]	2,500	2,843,679
PPG Industries Inc.
1.90%, 01/15/16	1,500	1,531,915
3.60%, 11/15/20	1,700	1,799,130
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	2,450	2,319,870
2.45%, 02/15/22 (Call 11/15/21)	1,900	1,848,882
3.00%, 09/01/21[b]	250	254,391
4.05%, 03/15/21	2,850	3,114,328
RPM International Inc.
6.50%, 02/15/18	1,500	1,744,339
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,500	1,485,491
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	550	568,237
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	1,400	1,474,735
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,200	1,185,617

		76,670,111

Security	Principal (000s)	Value

COMMERCIAL SERVICES — 0.07%
ADT Corp. (The)
2.25%, 07/15/17	$1,350	$1,349,023
California Institute of Technology
4.70%, 11/01/11	1,000	991,203
Cornell University
4.35%, 02/01/14	1,000	1,031,472
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	1,750	1,692,764
President and Fellows of Harvard College (The)
4.88%, 10/15/40	500	570,370
Verisk Analytics Inc.
4.13%, 09/12/22	700	717,061
Western Union Co. (The)
3.65%, 08/22/18	3,250	3,399,717
Yale University
2.90%, 10/15/14	500	516,900

		10,268,510
COMPUTERS — 0.39%
Apple Inc.
1.00%, 05/03/18	6,100	5,987,701
3.85%, 05/04/43	3,575	3,298,748
Computer Sciences Corp.
4.45%, 09/15/22[b]	1,150	1,188,847
Dell Inc.
2.30%, 09/10/15	500	500,000
5.88%, 06/15/19[b]	3,010	3,160,500
Hewlett-Packard Co.
4.30%, 06/01/21	1,300	1,305,234
4.38%, 09/15/21	8,650	8,688,275
6.00%, 09/15/41	2,150	2,166,767
6.13%, 03/01/14	7,830	8,122,153
International Business Machines Corp.
0.55%, 02/06/15	4,600	4,605,626
2.90%, 11/01/21	700	707,299
5.70%, 09/14/17	14,832	17,463,536
Lexmark International Inc.
6.65%, 06/01/18[b]	1,000	1,108,599
NetApp Inc.
2.00%, 12/15/17	1,600	1,582,950

		59,886,235
COSMETICS & PERSONAL CARE — 0.12%
Avon Products Inc.
5.00%, 03/15/23	3,000	3,151,421
Colgate-Palmolive Co.
0.60%, 11/15/14	700	701,758
1.30%, 01/15/17	1,300	1,308,363
2.30%, 05/03/22[b]	1,500	1,457,332
2.95%, 11/01/20	1,600	1,663,851
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	550	527,422
Procter & Gamble Co. (The)
1.45%, 08/15/16	1,000	1,020,375
5.55%, 03/05/37	7,368	8,990,115

		18,820,637

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

DISTRIBUTION & WHOLESALE — 0.03%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)[b]	$2,850	$2,869,603
5.13%, 03/01/21	1,300	1,373,466

		4,243,069
DIVERSIFIED FINANCIAL SERVICES — 1.90%
Alterra Finance LLC
6.25%, 09/30/20	900	1,039,862
American Express Co.
1.55%, 05/22/18	2,000	1,981,189
4.05%, 12/03/42	2,000	1,810,807
6.80%, 09/01/66 (Call 09/01/16)[a]	5,547	6,073,965
7.00%, 03/19/18	5,000	6,151,925
American Express Credit Corp.
1.75%, 06/12/15	2,500	2,547,393
Series D
5.13%, 08/25/14	1,200	1,266,814
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	3,500	3,742,020
7.25%, 02/01/18	8,095	9,899,032
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	5,000	5,171,729
Caterpillar Financial Services Corp.
1.05%, 03/26/15	1,500	1,512,826
1.63%, 06/01/17[b]	1,250	1,260,992
2.05%, 08/01/16	2,000	2,063,718
6.13%, 02/17/14	3,765	3,916,880
7.15%, 02/15/19	2,455	3,110,958
Charles Schwab Corp. (The)
0.85%, 12/04/15	2,250	2,255,200
Credit Suisse (USA) Inc.
7.13%, 07/15/32[b]	11,392	15,664,123
Ford Motor Credit Co. LLC
2.38%, 01/16/18	200	199,331
3.00%, 06/12/17	1,500	1,538,933
4.25%, 02/03/17	1,000	1,068,936
5.00%, 05/15/18	2,750	3,034,576
5.63%, 09/15/15	2,000	2,173,270
5.88%, 08/02/21	3,800	4,323,315
6.63%, 08/15/17	1,000	1,164,019
7.00%, 04/15/15	6,300	6,913,045
8.00%, 12/15/16	1,350	1,619,002
8.13%, 01/15/20	2,500	3,156,042
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,696,839
General Electric Capital Corp.
1.00%, 01/08/16	5,700	5,702,216
1.63%, 04/02/18[b]	1,200	1,190,406
2.25%, 11/09/15	8,250	8,516,677
2.95%, 05/09/16	9,450	9,952,834
3.35%, 10/17/16	5,250	5,603,633
4.63%, 01/07/21	10,450	11,551,125
4.65%, 10/17/21	4,600	5,100,843
4.88%, 03/04/15	200	214,248
5.63%, 05/01/18	2,200	2,579,719
5.88%, 01/14/38	9,000	10,328,316
5.90%, 05/13/14	2,900	3,052,314
Series A
6.75%, 03/15/32	9,042	11,295,790

Security	Principal (000s)	Value

HSBC Finance Corp.
6.68%, 01/15/21	$8,862	$10,482,900
Jefferies Group LLC
5.13%, 01/20/23[b]	2,700	2,839,215
6.88%, 04/15/21	2,500	2,896,928
John Deere Capital Corp.
0.88%, 04/17/15	1,400	1,406,999
1.85%, 09/15/16	5,700	5,846,113
3.15%, 10/15/21	3,700	3,807,102
3.90%, 07/12/21	2,600	2,814,069
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	10,868	12,965,620
Series C
5.00%, 01/15/15	23,060	24,383,969
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	1,000	1,038,974
5.25%, 01/16/18	333	359,173
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	2,100	2,113,691
3.05%, 02/15/22 (Call 11/15/21)	3,450	3,517,101
NCUA Guaranteed Notes Trust
Series A4
3.00%, 06/12/19	9,500	10,262,999
Nomura Holdings Inc.
6.70%, 03/04/20	3,000	3,512,061
ORIX Corp.
5.00%, 01/12/16	1,750	1,877,702
PACCAR Financial Corp.
0.70%, 11/16/15	1,500	1,495,017
0.80%, 02/08/16	1,225	1,220,952
1.55%, 09/29/14	2,300	2,333,242
Raymond James Financial Inc.
4.25%, 04/15/16	200	210,463
5.63%, 04/01/24	900	1,001,516
SLM Corp.
7.25%, 01/25/22	3,300	3,432,000
Series A
5.38%, 05/15/14	9,227	9,503,810
Toyota Motor Credit Corp.
1.25%, 11/17/14	2,000	2,020,461
2.00%, 09/15/16	2,900	2,989,314
2.63%, 01/10/23[b]	2,000	1,931,237
3.30%, 01/12/22	1,000	1,025,654
3.40%, 09/15/21	1,200	1,251,982
4.25%, 01/11/21	2,500	2,772,169

		293,757,295
ELECTRIC — 1.61%
Alabama Power Co.
0.55%, 10/15/15	2,500	2,489,036
4.10%, 01/15/42	350	336,186
Series 11-C
5.20%, 06/01/41	2,000	2,312,254
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	4,750	4,658,094
6.13%, 11/15/17	600	714,929
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	1,000	968,346
Appalachian Power Co.
7.00%, 04/01/38	230	302,049
7.95%, 01/15/20	3,004	3,930,916
Arizona Public Service Co.

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

4.50%, 04/01/42 (Call 10/01/41)	$500	$512,785
5.05%, 09/01/41 (Call 03/01/41)	1,450	1,597,129
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	1,750	1,675,355
Commonwealth Edison Co.
3.40%, 09/01/21 (Call 06/01/21)	4,750	5,033,976
6.45%, 01/15/38	1,000	1,313,193
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	2,000	1,931,558
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	3,500	3,356,604
6.65%, 04/01/19	100	125,490
7.13%, 12/01/18	4,752	6,071,949
Series 08-B
6.75%, 04/01/38	1,000	1,344,999
Constellation Energy Group Inc.
4.55%, 06/15/15	5,457	5,829,030
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)[b]	4,500	4,531,160
3.95%, 05/15/43	500	488,649
Detroit Edison Co. (The)
3.90%, 06/01/21 (Call 03/01/21)	1,300	1,421,774
Dominion Resources Inc.
Series C
4.05%, 09/15/42 (Call 03/15/42)	2,500	2,340,190
5.15%, 07/15/15	12,783	13,906,274
Duke Energy Carolinas LLC
1.75%, 12/15/16	1,000	1,011,876
3.90%, 06/15/21 (Call 03/15/21)	1,200	1,315,571
Duke Energy Corp.
1.63%, 08/15/17	3,100	3,088,302
2.15%, 11/15/16	850	872,742
3.05%, 08/15/22 (Call 05/15/22)	2,000	1,982,468
3.55%, 09/15/21 (Call 06/15/21)	2,750	2,855,291
Duke Energy Indiana Inc.
6.45%, 04/01/39	3,300	4,209,934
Duke Energy Ohio Inc.
5.45%, 04/01/19[b]	4,226	5,012,528
Duke Energy Progress Inc.
3.00%, 09/15/21 (Call 06/15/21)	850	872,644
5.30%, 01/15/19	1,325	1,556,530
Edison International
3.75%, 09/15/17	1,100	1,183,499
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)[b]	3,400	3,630,103
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	400	433,180
Entergy Louisiana LLC
1.88%, 12/15/14	1,000	1,016,303
Exelon Generation Co. LLC
5.35%, 01/15/14[b]	5,218	5,366,118
5.60%, 06/15/42 (Call 12/15/41)	450	477,165
FirstEnergy Corp.
Series C
7.38%, 11/15/31	7,051	7,960,683
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	100	98,125
4.13%, 02/01/42 (Call 08/02/41)	2,000	1,984,289
5.25%, 02/01/41 (Call 08/01/40)	700	815,623
5.95%, 02/01/38	4,104	5,140,220
Florida Power Corp.
3.10%, 08/15/21 (Call 05/15/21)	1,250	1,290,263
6.40%, 06/15/38	1,000	1,285,079

Security	Principal (000s)	Value

Georgia Power Co.
4.30%, 03/15/42	$1,200	$1,180,074
5.40%, 06/01/40	1,100	1,249,730
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	200	218,763
5.29%, 06/15/22 (Call 03/15/22)[b,d]	1,000	1,109,826
Indiana Michigan Power Co.
Series J
3.20%, 03/15/23 (Call 12/15/22)[b]	1,500	1,482,528
Integrys Energy Group Inc.
4.17%, 11/01/20[b]	850	932,851
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	2,550	2,747,814
Kentucky Utilities Co.
1.63%, 11/01/15	200	204,150
3.25%, 11/01/20 (Call 08/01/20)	250	263,746
5.13%, 11/01/40 (Call 05/01/40)	500	579,288
LG&E and KU Energy LLC
2.13%, 11/15/15	2,350	2,407,802
3.75%, 11/15/20 (Call 08/15/20)[b]	1,100	1,148,758
4.38%, 10/01/21 (Call 07/01/21)	1,500	1,612,468
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	254,656
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	9,131	10,951,914
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	2,000	1,974,121
4.90%, 12/01/21 (Call 09/01/21)	700	756,177
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	1,850	2,176,905
NextEra Energy Capital Holdings Inc.
2.60%, 09/01/15	1,000	1,033,762
7.88%, 12/15/15	500	582,429
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)[b]	4,225	4,545,075
5.45%, 09/15/20	1,500	1,718,831
5.80%, 02/01/42 (Call 08/01/41)	1,400	1,545,090
6.40%, 03/15/18	200	237,491
Northern States Power Co.
2.15%, 08/15/22 (Call 02/15/22)	2,700	2,562,605
2.60%, 05/15/23 (Call 11/15/22)	1,000	980,153
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	1,000	956,364
Oglethorpe Power Corp.
5.38%, 11/01/40	800	877,216
Ohio Power Co.
Series M
5.38%, 10/01/21[b]	2,000	2,351,056
Oklahoma Gas & Electric Co.
5.25%, 05/15/41 (Call 11/15/40)	1,600	1,840,147
Oncor Electric Delivery Co.
7.00%, 09/01/22	5,418	6,924,732
7.50%, 09/01/38	200	276,966
Pacific Gas & Electric Co.
4.50%, 12/15/41 (Call 06/15/41)	150	151,386
6.05%, 03/01/34	7,918	9,754,732
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	200	217,120
Portland General Electric Co.
6.10%, 04/15/19	1,200	1,463,979
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	1,000	1,026,610
5.20%, 07/15/41 (Call 01/15/41)	300	348,566

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[b]	$2,100	$2,209,375
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	950	945,611
4.40%, 01/15/21 (Call 10/15/20)	3,200	3,492,104
PSEG Power LLC
2.75%, 09/15/16	2,400	2,479,870
4.15%, 09/15/21 (Call 06/15/21)	2,050	2,178,078
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,750	1,674,479
4.75%, 08/15/41 (Call 02/15/41)	200	218,177
5.13%, 06/01/19	2,600	3,041,501
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,200	1,322,021
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	1,750	1,684,253
3.65%, 09/01/42 (Call 03/01/42)	3,100	2,867,430
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	3,000	3,108,781
San Diego Gas & Electric Co.
3.95%, 11/15/41	2,000	1,959,092
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	200	214,525
6.25%, 04/01/20	3,300	3,812,386
Scottish Power Ltd.
5.38%, 03/15/15	800	850,891
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	200	199,604
Southern California Edison Co.
6.05%, 03/15/39	7,252	9,255,084
Southern Power Co.
5.15%, 09/15/41	3,000	3,228,569
Series D
4.88%, 07/15/15	3,015	3,267,881
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	2,750	2,691,946
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	3,000	2,981,658
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	1,200	1,330,253
UIL Holdings Corp.
4.63%, 10/01/20	800	846,578
Union Electric Co.
6.70%, 02/01/19	100	124,462
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)[b]	450	443,489
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	1,150	1,186,614
Xcel Energy Inc.
6.50%, 07/01/36	200	255,635

		249,166,689
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
4.25%, 11/15/20[b]	4,450	4,957,405
Energizer Holdings Inc.
4.70%, 05/24/22[b]	1,000	1,034,797

		5,992,202

Security	Principal (000s)	Value

ELECTRONICS — 0.15%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)[b]	$550	$530,126
5.50%, 09/14/15	1,000	1,098,885
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	200	204,593
Avnet Inc.
4.88%, 12/01/22[b]	1,750	1,798,898
Honeywell International Inc.
5.00%, 02/15/19	4,950	5,782,244
Koninklijke Philips Electronics NV
3.75%, 03/15/22	2,000	2,092,978
5.00%, 03/15/42	2,000	2,156,322
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	500	536,136
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	3,800	3,988,602
3.60%, 08/15/21 (Call 05/15/21)	3,800	3,878,451
4.50%, 03/01/21	600	648,424

		22,715,659
ENGINEERING & CONSTRUCTION — 0.02%
ABB Finance (USA) Inc.
2.88%, 05/08/22	1,250	1,241,684
Fluor Corp.
3.38%, 09/15/21	1,400	1,447,585

		2,689,269
ENTERTAINMENT — 0.01%
International Game Technology
7.50%, 06/15/19	1,000	1,174,493

		1,174,493
ENVIRONMENTAL CONTROL — 0.08%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	1,898	1,917,992
4.75%, 05/15/23 (Call 02/15/23)	4,100	4,469,952
5.50%, 09/15/19	500	582,084
Waste Management Inc.
7.38%, 03/11/19	4,480	5,547,715

		12,517,743
FOOD — 0.48%
Campbell Soup Co.
4.25%, 04/15/21	2,000	2,158,041
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	1,000	985,245
3.25%, 09/15/22	2,750	2,725,917
4.65%, 01/25/43 (Call 07/25/42)	1,000	977,595
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	1,250	1,295,443
6.50%, 06/15/17[b]	3,144	3,594,121
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	200	205,296
5.40%, 06/15/40	1,100	1,274,458
5.65%, 02/15/19	2,420	2,872,685

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

H.J. Heinz Co.
2.85%, 03/01/22 (Call 12/01/21)[b]	$1,400	$1,372,000
3.13%, 09/12/21 (Call 06/12/21)	3,200	3,152,000
Hershey Co. (The)
1.50%, 11/01/16	1,300	1,313,679
4.13%, 12/01/20	800	887,819
Ingredion Inc.
4.63%, 11/01/20	1,000	1,089,252
Kellogg Co.
1.88%, 11/17/16	2,650	2,717,299
2.75%, 03/01/23	3,000	2,909,625
3.13%, 05/17/22	1,250	1,261,194
3.25%, 05/21/18	1,300	1,386,188
4.00%, 12/15/20	750	815,557
4.45%, 05/30/16	40	43,649
Kraft Foods Group Inc.
3.50%, 06/06/22	5,000	5,132,375
5.00%, 06/04/42	2,000	2,097,101
Kroger Co. (The)
3.40%, 04/15/22 (Call 01/15/22)[b]	2,000	2,035,962
5.40%, 07/15/40 (Call 01/15/40)	2,500	2,669,916
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	1,300	1,380,550
Mondelez International Inc.
5.38%, 02/10/20	4,550	5,269,216
6.50%, 08/11/17	11,858	14,100,457
Safeway Inc.
4.75%, 12/01/21[b]	1,000	1,060,243
Sara Lee Corp.
2.75%, 09/15/15[b]	2,000	2,048,881
Sysco Corp.
0.55%, 06/12/15	350	349,952
Unilever Capital Corp.
4.25%, 02/10/21	750	839,066
5.90%, 11/15/32	3,820	4,945,795

		74,966,577
FOREST PRODUCTS & PAPER — 0.07%
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	1,100	1,083,322
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	1,500	1,730,911
7.95%, 06/15/18	4,520	5,753,606
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	1,625	1,538,384
4.70%, 03/15/21 (Call 12/15/20)	300	319,370

		10,425,593
GAS — 0.07%
AGL Capital Corp.
5.25%, 08/15/19	1,000	1,163,487
5.88%, 03/15/41 (Call 09/15/40)	1,300	1,544,166
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	1,700	1,645,827
5.50%, 06/15/41 (Call 12/15/40)	975	1,134,262
Questar Corp.
2.75%, 02/01/16	150	154,863
Sempra Energy
2.30%, 04/01/17	200	205,197
6.50%, 06/01/16	2,452	2,825,585

Security	Principal (000s)	Value

Southern California Gas Co.
5.13%, 11/15/40	$2,500	$2,900,776

		11,574,163
HAND & MACHINE TOOLS — 0.02%
Snap-On Inc.
4.25%, 01/15/18	450	483,183
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	700	718,745
5.20%, 09/01/40	2,200	2,388,578

		3,590,506
HEALTH CARE — PRODUCTS — 0.23%
Baxter International Inc.
1.85%, 01/15/17	2,100	2,129,659
2.40%, 08/15/22[b]	1,805	1,724,014
3.65%, 08/15/42	200	178,731
Becton, Dickinson and Co.
1.75%, 11/08/16	1,600	1,622,236
3.13%, 11/08/21	500	509,858
3.25%, 11/12/20	700	727,723
5.00%, 11/12/40	500	539,830
Boston Scientific Corp.
4.50%, 01/15/15	2,900	3,055,333
6.00%, 01/15/20	2,500	2,904,917
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	1,000	987,104
3.20%, 06/15/22 (Call 03/15/22)	1,500	1,527,687
6.00%, 10/15/17	1,826	2,150,548
CR Bard Inc.
1.38%, 01/15/18	1,550	1,531,212
2.88%, 01/15/16	400	418,249
Hospira Inc.
5.60%, 09/15/40 (Call 03/15/40)	150	146,061
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	3,000	2,923,922
3.00%, 03/15/15	1,100	1,147,164
4.13%, 03/15/21 (Call 12/15/20)	3,500	3,860,704
4.50%, 03/15/42 (Call 09/15/41)	2,500	2,563,858
St. Jude Medical Inc.
2.50%, 01/15/16	1,000	1,029,398
Stryker Corp.
1.30%, 04/01/18[b]	2,000	1,972,353
2.00%, 09/30/16	1,000	1,033,512
Zimmer Holdings Inc.
1.40%, 11/30/14	500	504,405
3.38%, 11/30/21 (Call 08/30/21)	800	809,511

		35,997,989
HEALTH CARE — SERVICES — 0.34%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	1,600	1,607,888
2.75%, 11/15/22 (Call 08/15/22)	700	669,483
3.95%, 09/01/20	500	533,747
4.13%, 06/01/21 (Call 03/01/21)	1,300	1,399,561
6.63%, 06/15/36	2,026	2,557,191
Cigna Corp.
2.75%, 11/15/16	500	525,203
4.38%, 12/15/20 (Call 09/15/20)	2,150	2,354,174

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

4.50%, 03/15/21 (Call 12/15/20)	$2,950	$3,253,022
5.38%, 02/15/42 (Call 08/15/41)	1,200	1,347,679
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,050	1,210,973
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	2,000	1,917,091
6.45%, 06/01/16	710	812,615
Laboratory Corp. of America Holdings
4.63%, 11/15/20 (Call 08/15/20)[b]	2,100	2,252,380
Quest Diagnostics Inc.
4.70%, 04/01/21	5,550	5,920,237
UnitedHealth Group Inc.
4.63%, 11/15/41 (Call 05/15/41)	1,300	1,306,699
4.88%, 03/15/15	8,357	8,982,819
6.88%, 02/15/38	2,000	2,616,822
WellPoint Inc.
3.13%, 05/15/22	1,000	989,568
3.30%, 01/15/23	4,700	4,657,502
4.63%, 05/15/42	1,000	989,435
5.25%, 01/15/16	5,193	5,736,404
5.85%, 01/15/36	1,000	1,145,094

		52,785,587
HOME FURNISHINGS — 0.02%
Whirlpool Corp.
3.70%, 03/01/23	1,850	1,863,481
4.85%, 06/15/21[b]	1,650	1,821,900

		3,685,381
HOUSEHOLD PRODUCTS & WARES — 0.06%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	1,500	1,461,691
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,000	977,084
3.35%, 12/15/15	350	365,118
Clorox Co. (The)
3.80%, 11/15/21	2,800	2,910,896
5.00%, 01/15/15	1,226	1,305,590
Kimberly-Clark Corp.
3.88%, 03/01/21	250	272,967
5.30%, 03/01/41	1,000	1,180,668
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,200	1,250,575

		9,724,589
HOUSEWARES — 0.02%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	2,500	2,591,979

		2,591,979
INSURANCE — 1.02%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	104,390
4.15%, 03/13/43	2,125	2,074,445
5.70%, 02/15/17	2,520	2,895,309
Aflac Inc.
4.00%, 02/15/22[b]	800	841,416
8.50%, 05/15/19[b]	3,025	4,023,832

Security	Principal (000s)	Value

Alleghany Corp.
4.95%, 06/27/22	$1,500	$1,648,180
5.63%, 09/15/20[b]	500	562,325
Allied World Assurance Co. Ltd.
5.50%, 11/15/20[b]	150	168,904
Allstate Corp. (The)
5.55%, 05/09/35	6,168	7,411,622
American International Group Inc.
4.25%, 09/15/14	4,200	4,379,472
4.88%, 09/15/16	1,000	1,105,351
4.88%, 06/01/22	2,000	2,213,979
5.85%, 01/16/18	2,150	2,478,081
8.18%, 05/15/68 (Call 05/15/38)[a]	5,400	7,074,000
8.25%, 08/15/18	5,604	7,136,470
Aon PLC
3.13%, 05/27/16	1,650	1,734,281
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20	500	571,155
Assurant Inc.
4.00%, 03/15/23	2,000	1,990,302
AXA SA
8.60%, 12/15/30	2,300	2,984,250
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42	2,000	1,948,192
5.40%, 05/15/18[b]	8,500	9,989,348
Chubb Corp. (The)
6.00%, 05/11/37	3,020	3,776,497
CNA Financial Corp.
5.75%, 08/15/21[b]	150	174,696
Fidelity National Financial Inc.
5.50%, 09/01/22	1,750	1,935,475
Genworth Holdings Inc.
5.75%, 06/15/14[b]	3,992	4,186,610
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	1,000	1,135,380
Hartford Financial Services Group Inc.
5.13%, 04/15/22	1,000	1,140,983
5.38%, 03/15/17	3,420	3,843,284
6.63%, 04/15/42	1,000	1,251,452
Kemper Corp.
6.00%, 11/30/15	900	977,923
Lincoln National Corp.
4.20%, 03/15/22	2,000	2,126,829
4.85%, 06/24/21	200	221,636
7.00%, 06/15/40	1,000	1,305,168
8.75%, 07/01/19	1,000	1,330,769
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,500	1,423,223
4.13%, 05/15/43 (Call 11/15/42)	1,500	1,368,365
Manulife Financial Corp.
3.40%, 09/17/15	686	720,736
Markel Corp.
4.90%, 07/01/22	1,500	1,640,151
5.35%, 06/01/21	1,200	1,339,539
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	7,532	8,320,132
MetLife Inc.
4.75%, 02/08/21	200	226,349
5.00%, 06/15/15	12,617	13,657,903
5.88%, 02/06/41	4,000	4,763,895
Principal Financial Group Inc.
6.05%, 10/15/36	2,005	2,430,986
8.88%, 05/15/19	1,224	1,631,783

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

Progressive Corp. (The)
3.75%, 08/23/21	$350	$374,004
6.70%, 06/15/67 (Call 06/15/17)[a,b]	1,605	1,801,612
Prudential Financial Inc.
3.00%, 05/12/16[b]	2,650	2,791,280
5.38%, 06/21/20[b]	400	465,241
5.63%, 05/12/41	1,000	1,115,920
5.63%, 06/15/43 (Call 06/15/23)[a]	4,350	4,589,250
5.80%, 11/16/41	1,800	2,058,733
6.20%, 11/15/40[b]	1,000	1,196,424
Series B
5.10%, 09/20/14	2,178	2,300,375
Series D
6.00%, 12/01/17	3,052	3,575,130
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,400	1,527,050
Travelers Companies Inc. (The)
3.90%, 11/01/20[b]	2,250	2,465,177
5.35%, 11/01/40	3,500	4,093,350
Willis Group Holdings PLC
5.75%, 03/15/21[b]	1,150	1,281,017
Willis North America Inc.
6.20%, 03/28/17	371	419,340
WR Berkley Corp.
4.63%, 03/15/22	1,400	1,500,669
5.38%, 09/15/20	1,000	1,110,812
XLIT Ltd.
5.75%, 10/01/21[b]	1,300	1,539,684

		158,470,136
INTERNET — 0.08%
Amazon.com Inc.
1.20%, 11/29/17	500	492,041
2.50%, 11/29/22 (Call 08/29/22)	1,000	946,216
Baidu Inc.
3.50%, 11/28/22	500	475,087
eBay Inc.
1.35%, 07/15/17	950	950,065
1.63%, 10/15/15	400	408,814
2.60%, 07/15/22 (Call 04/15/22)	2,300	2,225,201
3.25%, 10/15/20 (Call 07/15/20)	1,400	1,453,263
Google Inc.
1.25%, 05/19/14[b]	1,800	1,816,549
2.13%, 05/19/16	1,500	1,561,534
3.63%, 05/19/21	950	1,033,197
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)[b]	1,500	1,536,934

		12,898,901
IRON & STEEL — 0.04%
Cliffs Natural Resources Inc.
4.80%, 10/01/20[b]	2,500	2,411,423
Nucor Corp.
5.85%, 06/01/18	1,410	1,670,647
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	800	796,277
Vale SA
5.63%, 09/11/42[b]	1,250	1,164,159

		6,042,506

Security	Principal (000s)	Value

LODGING — 0.06%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	$1,855	$1,810,429
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	2,600	2,682,882
3.25%, 09/15/22 (Call 06/15/22)	1,000	971,758
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	2,250	2,155,775
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	2,050	2,092,505

		9,713,349
MACHINERY — 0.09%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	2,500	2,448,344
3.90%, 05/27/21	1,700	1,844,422
5.20%, 05/27/41	3,250	3,614,512
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	1,500	1,414,832
Joy Global Inc.
5.13%, 10/15/21[b]	250	272,428
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,640	1,602,458
Xylem Inc.
3.55%, 09/20/16	2,900	3,071,095

		14,268,091
MANUFACTURING — 0.34%
3M Co.
1.38%, 09/29/16	2,750	2,799,561
2.00%, 06/26/22	1,500	1,444,190
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,490	1,471,270
Cooper US Inc.
3.88%, 12/15/20 (Call 09/15/20)	100	106,976
Danaher Corp.
1.30%, 06/23/14	150	151,257
2.30%, 06/23/16	150	156,073
3.90%, 06/23/21 (Call 03/23/21)	2,700	2,951,664
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	1,000	1,114,128
5.38%, 03/01/41 (Call 12/01/40)	900	1,056,423
Eaton Corp.
1.50%, 11/02/17[e]	2,500	2,476,871
2.75%, 11/02/22[e]	1,750	1,684,966
4.00%, 11/02/32[e]	800	774,542
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[a,b]	2,250	2,407,500
General Electric Co.
5.25%, 12/06/17	13,862	16,038,386
Harsco Corp.
2.70%, 10/15/15	1,200	1,209,430
5.75%, 05/15/18	1,800	1,929,584
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	1,300	1,362,054
4.88%, 09/15/41 (Call 03/15/41)	800	861,627
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	3,000	3,588,476
Pentair Finance SA

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

2.65%, 12/01/19	$1,635	$1,620,462
3.15%, 09/15/22 (Call 06/15/22)	1,500	1,440,151
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	500	544,588
Textron Inc.
4.63%, 09/21/16	800	860,051
5.95%, 09/21/21 (Call 06/21/21)	800	911,828
Tyco Electronics Group SA
6.55%, 10/01/17	2,800	3,302,192

		52,264,250
MEDIA — 1.04%
CBS Corp.
7.88%, 07/30/30	4,218	5,550,331
Comcast Corp.
4.25%, 01/15/33	1,750	1,751,791
5.15%, 03/01/20	7,650	8,922,304
5.90%, 03/15/16	5,700	6,473,836
6.45%, 03/15/37	9,618	12,187,302
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	2,500	2,653,323
5.00%, 03/01/21	4,300	4,783,604
5.20%, 03/15/20	4,650	5,270,825
6.38%, 03/01/41	3,500	3,926,444
Discovery Communications LLC
4.38%, 06/15/21	2,300	2,496,970
4.95%, 05/15/42	2,250	2,287,591
5.05%, 06/01/20	1,100	1,251,835
Grupo Televisa SAB de CV CPO
6.63%, 01/15/40	2,000	2,378,223
NBCUniversal Media LLC
2.88%, 04/01/16	4,150	4,372,207
4.38%, 04/01/21	5,700	6,365,535
5.95%, 04/01/41	600	721,890
News America Inc.
3.00%, 09/15/22	200	194,288
6.20%, 12/15/34	8,482	9,886,535
6.65%, 11/15/37	200	243,939
6.90%, 03/01/19	1,100	1,354,475
Scripps Networks Interactive Inc.
2.70%, 12/15/16	2,400	2,505,252
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	2,000	2,117,731
4.50%, 05/23/43 (Call 11/23/42)	1,000	944,686
5.70%, 10/01/14	2,000	2,129,800
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	6,890	7,205,081
6.55%, 05/01/37	5,443	6,204,296
6.75%, 07/01/18	4,350	5,273,969
7.50%, 04/01/14	5,250	5,543,454
8.25%, 04/01/19	2,010	2,583,387
Time Warner Inc.
4.00%, 01/15/22	7,750	8,267,854
7.70%, 05/01/32	8,657	11,725,530
Viacom Inc.
1.25%, 02/27/15	1,650	1,661,169
2.50%, 12/15/16[b]	1,600	1,661,413
3.50%, 04/01/17	2,600	2,773,108
4.50%, 03/01/21[b]	3,500	3,794,925
4.50%, 02/27/42	2,500	2,313,185
Walt Disney Co. (The)
1.35%, 08/16/16	4,400	4,468,801

Security	Principal (000s)	Value

2.35%, 12/01/22	$1,250	$1,194,261
3.70%, 12/01/42	1,500	1,394,954
3.75%, 06/01/21	3,000	3,234,217
Series E
4.13%, 12/01/41	1,000	992,216

		161,062,537
METAL FABRICATE & HARDWARE — 0.02%
Precision Castparts Corp.
1.25%, 01/15/18	725	715,388
2.50%, 01/15/23 (Call 10/15/22)	775	747,208
3.90%, 01/15/43 (Call 07/15/42)	1,400	1,337,823

		2,800,419
MINING — 0.54%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)	2,000	2,033,685
6.15%, 08/15/20	5,250	5,617,578
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22[b]	1,000	983,070
5.38%, 04/15/20	1,900	1,956,460
Barrick Gold Corp.
1.75%, 05/30/14	2,000	2,014,712
2.90%, 05/30/16	1,000	1,030,336
3.85%, 04/01/22[b]	3,000	2,863,200
Barrick North America Finance LLC
4.40%, 05/30/21	1,900	1,896,178
5.70%, 05/30/41	3,100	2,921,875
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	4,500	4,534,355
1.63%, 02/24/17	3,000	3,031,913
2.88%, 02/24/22	1,750	1,741,235
3.25%, 11/21/21	3,000	3,078,326
4.13%, 02/24/42	2,000	1,951,519
6.50%, 04/01/19	100	124,336
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22 (Call 12/01/21)	500	486,021
3.88%, 03/15/23 (Call 12/15/22)[e]	200	193,875
5.45%, 03/15/43 (Call 09/15/42)[e]	3,500	3,354,601
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,800	1,708,099
5.88%, 04/01/35	250	247,341
6.25%, 10/01/39	3,200	3,321,370
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	850	876,999
3.75%, 09/20/21	1,800	1,858,326
5.20%, 11/02/40	800	853,309
9.00%, 05/01/19	9,135	12,344,653
Rio Tinto Finance (USA) PLC
4.13%, 08/21/42 (Call 02/21/42)	1,000	907,315
Southern Copper Corp.
3.50%, 11/08/22	950	899,774
6.75%, 04/16/40	2,000	2,104,453
Teck Resources Ltd.
2.50%, 02/01/18[b]	2,155	2,175,691
4.75%, 01/15/22 (Call 10/15/21)[b]	4,500	4,715,224
5.20%, 03/01/42 (Call 09/01/41)	1,000	914,895
Vale Overseas Ltd.
4.38%, 01/11/22	2,050	2,036,102

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

6.88%, 11/21/36	$8,618	$9,352,493

		84,129,319
MULTI-NATIONAL — 1.07%
African Development Bank
3.00%, 05/27/14	5,020	5,154,849
Corporacion Andina de Fomento
3.75%, 01/15/16	2,100	2,212,426
4.38%, 06/15/22	3,100	3,306,085
Council of Europe Development Bank
1.00%, 03/07/18	3,400	3,354,098
European Bank for Reconstruction and Development
0.75%, 09/01/17	7,500	7,425,466
European Investment Bank
1.00%, 03/15/18	6,000	5,922,556
1.63%, 09/01/15	250	256,278
2.13%, 07/15/16	6,000	6,259,216
2.50%, 05/16/16	7,700	8,111,182
2.88%, 09/15/20	2,000	2,111,414
4.00%, 02/16/21	20,900	23,594,781
4.63%, 05/15/14[b]	43,287	45,070,056
5.13%, 05/30/17	400	464,253
International Bank for Reconstruction and Development
0.88%, 04/17/17	5,000	5,023,120
1.00%, 09/15/16	8,900	8,993,618
1.75%, 07/15/13	5,000	5,009,500
2.13%, 03/15/16[b]	6,400	6,677,934
5.00%, 04/01/16	5,020	5,639,348
7.63%, 01/19/23	1,000	1,452,587
International Finance Corp.
1.13%, 11/23/16	8,250	8,357,055
2.75%, 04/20/15	3,000	3,131,752
Series G
3.00%, 04/22/14	3,046	3,116,844
Nordic Investment Bank
2.63%, 10/06/14	5,020	5,175,317

		165,819,735
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.
4.75%, 05/15/18[b]	1,863	1,981,314
5.25%, 01/15/37	1,100	1,142,900
Xerox Corp.
2.95%, 03/15/17[b]	800	824,681
4.50%, 05/15/21[b]	1,750	1,850,624
6.35%, 05/15/18	5,020	5,852,270

		11,651,789
OIL & GAS — 1.46%
Anadarko Petroleum Corp.
5.95%, 09/15/16	8,782	10,005,551
6.45%, 09/15/36	1,300	1,575,459
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	3,650	3,713,277
4.75%, 04/15/43 (Call 10/15/42)	3,000	2,984,799
6.00%, 01/15/37	1,000	1,180,723
BP Capital Markets PLC
2.25%, 11/01/16	2,700	2,796,756
2.50%, 11/06/22	1,750	1,644,089

Security	Principal (000s)	Value

3.13%, 10/01/15	$800	$842,030
3.20%, 03/11/16	1,500	1,590,816
3.25%, 05/06/22	1,000	999,590
3.56%, 11/01/21	800	832,537
3.63%, 05/08/14	2,226	2,292,861
3.88%, 03/10/15	1,755	1,853,236
4.74%, 03/11/21	2,500	2,816,609
4.75%, 03/10/19	2,100	2,394,779
Canadian Natural Resources Ltd.
5.70%, 05/15/17	8,268	9,493,191
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)[b]	1,250	1,225,260
5.70%, 10/15/19	4,500	5,310,825
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	3,500	3,359,343
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	2,000	1,882,810
ConocoPhillips
5.90%, 10/15/32	14,392	17,565,099
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	1,500	1,440,293
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[b]	1,400	1,481,386
4.75%, 05/15/42 (Call 11/15/41)	1,000	970,585
5.60%, 07/15/41 (Call 01/15/41)	900	971,558
6.30%, 01/15/19	5,800	6,879,463
Encana Corp.
5.90%, 12/01/17[b]	5,280	6,122,091
6.50%, 02/01/38	2,000	2,355,158
Ensco PLC
3.25%, 03/15/16	2,150	2,272,649
4.70%, 03/15/21	4,700	5,185,794
EOG Resources Inc.
2.50%, 02/01/16	1,500	1,562,896
2.63%, 03/15/23 (Call 12/15/22)	1,200	1,155,104
4.10%, 02/01/21	1,650	1,804,158
EQT Corp.
4.88%, 11/15/21	2,900	3,052,796
Hess Corp.
5.60%, 02/15/41[b]	4,800	5,100,316
Husky Energy Inc.
7.25%, 12/15/19	2,950	3,747,248
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	2,000	1,922,716
6.00%, 10/01/17	3,198	3,758,598
Marathon Petroleum Corp.
3.50%, 03/01/16	150	159,493
5.13%, 03/01/21	1,100	1,262,147
6.50%, 03/01/41 (Call 09/01/40)	1,700	2,067,766
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	1,300	1,263,401
5.13%, 12/01/42 (Call 06/01/42)	1,000	932,906
Nabors Industries Inc.
9.25%, 01/15/19	1,200	1,517,883
Nexen Inc.
6.20%, 07/30/19	2,000	2,420,012
6.40%, 05/15/37	250	302,847
7.50%, 07/30/39	1,000	1,369,525
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	1,500	1,618,919
6.00%, 03/01/41 (Call 09/01/40)	1,300	1,535,065
Noble Holding International Ltd.
3.45%, 08/01/15	500	520,628

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

4.90%, 08/01/20	$2,000	$2,187,953
6.20%, 08/01/40	1,000	1,087,295
Occidental Petroleum Corp.
1.75%, 02/15/17	200	203,039
2.50%, 02/01/16	1,000	1,043,279
3.13%, 02/15/22 (Call 11/15/21)	5,825	5,920,487
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,000	1,103,418
Phillips 66
2.95%, 05/01/17	1,700	1,783,594
4.30%, 04/01/22	1,500	1,621,220
5.88%, 05/01/42	2,000	2,336,993
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	2,350	2,410,174
Shell International Finance BV
1.13%, 08/21/17	1,000	995,624
4.00%, 03/21/14	2,700	2,777,644
4.30%, 09/22/19	3,200	3,648,015
6.38%, 12/15/38	5,451	7,263,956
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	1,800	1,864,281
Statoil ASA
1.80%, 11/23/16[b]	1,000	1,028,498
2.45%, 01/17/23	250	238,363
5.10%, 08/17/40	1,500	1,680,408
5.25%, 04/15/19	5,000	5,925,958
Suncor Energy Inc.
6.10%, 06/01/18	1,451	1,730,322
6.50%, 06/15/38	4,720	5,761,873
6.85%, 06/01/39	1,226	1,564,191
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	2,450	2,515,479
7.75%, 06/01/19	2,500	3,120,917
Total Capital International SA
0.75%, 01/25/16	1,350	1,347,711
2.70%, 01/25/23	1,000	969,268
2.88%, 02/17/22	750	749,687
Total Capital SA
2.30%, 03/15/16	1,000	1,037,490
4.45%, 06/24/20	5,000	5,651,837
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)	1,000	983,682
4.95%, 11/15/15	250	270,673
5.05%, 12/15/16	500	553,569
6.50%, 11/15/20	1,000	1,169,595
6.80%, 03/15/38	3,000	3,429,638
Valero Energy Corp.
9.38%, 03/15/19	5,070	6,840,261
XTO Energy Inc.
5.50%, 06/15/18	2,000	2,397,792

		226,327,225
OIL & GAS SERVICES — 0.18%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	3,400	3,513,534
5.13%, 09/15/40	750	848,526
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	2,300	2,533,428
5.95%, 06/01/41 (Call 12/01/40)	500	590,476
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	1,000	988,936
Halliburton Co.

Security	Principal (000s)	Value

4.50%, 11/15/41 (Call 05/15/41)	$1,650	$1,716,536
6.15%, 09/15/19	4,000	4,958,045
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	1,400	1,348,365
3.95%, 12/01/42 (Call 06/01/42)	1,150	1,061,039
Weatherford International Ltd.
9.63%, 03/01/19	7,425	9,640,168

		27,199,053
PACKAGING & CONTAINERS — 0.02%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	200	211,710
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	750	765,129
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)[b]	120	127,315
5.75%, 11/01/40 (Call 05/01/40)	1,200	1,333,836

		2,437,990
PHARMACEUTICALS — 1.02%
Abbott Laboratories
4.13%, 05/27/20[b]	1,700	1,892,260
5.13%, 04/01/19	3,210	3,750,353
AbbVie Inc.
1.75%, 11/06/17[e]	3,000	3,004,042
2.00%, 11/06/18[e]	2,650	2,650,231
2.90%, 11/06/22[e]	3,000	2,919,996
4.40%, 11/06/42[e]	3,325	3,248,697
Allergan Inc.
3.38%, 09/15/20	3,200	3,372,300
AmerisourceBergen Corp.
5.88%, 09/15/15	4,257	4,714,436
AstraZeneca PLC
6.45%, 09/15/37	6,143	7,729,286
Bristol-Myers Squibb Co.
0.88%, 08/01/17	3,500	3,440,103
2.00%, 08/01/22	3,000	2,781,652
3.25%, 08/01/42	250	210,566
5.45%, 05/01/18	600	707,296
5.88%, 11/15/36	1,540	1,885,172
Cardinal Health Inc.
1.70%, 03/15/18	2,300	2,271,904
3.20%, 06/15/22	3,750	3,703,489
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,200	1,255,063
Eli Lilly and Co.
5.55%, 03/15/37	4,268	5,098,924
Express Scripts Holding Co.
2.75%, 11/21/14	2,500	2,569,092
3.13%, 05/15/16	2,650	2,797,306
4.75%, 11/15/21	1,900	2,122,585
6.13%, 11/15/41	1,000	1,232,893
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	1,000	996,005
4.38%, 04/15/14	100	103,396
5.65%, 05/15/18	5,009	5,966,061
6.38%, 05/15/38	2,000	2,558,103
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	6,750	6,712,928
Johnson & Johnson

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

2.15%, 05/15/16	$1,000	$1,042,198
3.55%, 05/15/21	1,300	1,411,589
5.55%, 08/15/17	800	940,556
5.95%, 08/15/37	3,950	5,106,530
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	1,275	1,232,114
4.75%, 03/01/21 (Call 12/01/20)	2,000	2,253,501
Medco Health Solutions Inc.
2.75%, 09/15/15	1,500	1,558,313
7.13%, 03/15/18	2,476	3,040,156
Merck & Co. Inc.
1.30%, 05/18/18	1,000	993,877
2.80%, 05/18/23	1,000	982,869
4.15%, 05/18/43	1,000	987,822
5.00%, 06/30/19	7,568	8,862,545
Novartis Capital Corp.
2.40%, 09/21/22	2,000	1,928,421
2.90%, 04/24/15	5,750	6,003,993
Novartis Securities Investment Ltd.
5.13%, 02/10/19	2,010	2,355,523
Pfizer Inc.
4.30%, 06/15/43	5,000	5,015,094
6.20%, 03/15/19	7,970	9,816,331
7.20%, 03/15/39	1,000	1,401,337
Sanofi
1.20%, 09/30/14	400	404,045
1.25%, 04/10/18	2,400	2,364,024
1.63%, 03/28/14	500	505,250
2.63%, 03/29/16	500	524,100
4.00%, 03/29/21	1,600	1,755,289
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	250	297,493
6.55%, 09/15/37	2,750	3,630,619
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	1,200	1,249,034
Series 2
3.65%, 11/10/21	1,100	1,142,949
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	410	428,068
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,200	1,246,853
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	2,250	2,213,066
Watson Pharmaceuticals Inc.
1.88%, 10/01/17	1,100	1,092,127
6.13%, 08/15/19	600	701,042
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[e]	2,725	2,700,320
4.70%, 02/01/43 (Call 08/01/42)[e]	3,450	3,443,228

		158,324,415
PIPELINES — 0.69%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	2,250	2,150,154
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	1,600	1,685,075
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	450	503,498
6.00%, 05/15/18	2,500	2,950,355
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	2,800	2,954,103

Security	Principal (000s)	Value

El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)[b]	$1,000	$1,111,494
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[b]	1,900	1,981,624
5.50%, 09/15/40 (Call 03/15/40)[b]	250	257,381
Series B
7.50%, 04/15/38	330	414,006
Energy Transfer Partners LP
6.50%, 02/01/42 (Call 08/01/41)	4,000	4,493,270
9.70%, 03/15/19	2,362	3,167,502
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	2,650	2,619,346
4.85%, 08/15/42 (Call 02/15/42)	4,000	4,004,685
Series G
5.60%, 10/15/14	11,306	12,071,347
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)[b]	1,800	1,764,909
6.85%, 02/15/20	400	491,794
6.95%, 01/15/38	9,472	11,618,773
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)[b]	400	365,756
4.25%, 02/01/21	2,000	2,140,276
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	950	975,025
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	1,150	1,156,837
6.13%, 02/01/41 (Call 08/01/40)[b]	2,250	2,500,859
Plains All American Pipeline LP
5.00%, 02/01/21 (Call 11/01/20)	4,600	5,222,328
5.15%, 06/01/42 (Call 12/01/41)	1,050	1,116,593
6.65%, 01/15/37	400	499,782
8.75%, 05/01/19	250	334,647
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	2,740	2,969,358
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)[b]	3,500	3,410,984
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	700	733,613
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	550	576,359
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	1,800	2,174,744
TransCanada PipeLines Ltd.
0.75%, 01/15/16	2,925	2,912,537
0.88%, 03/02/15	800	802,338
2.50%, 08/01/22	250	237,525
3.80%, 10/01/20	1,000	1,076,152
5.85%, 03/15/36	500	590,629
6.10%, 06/01/40	2,000	2,446,232
6.50%, 08/15/18	250	306,433
7.13%, 01/15/19	2,078	2,599,941
7.63%, 01/15/39	1,524	2,148,458
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	2,000	2,028,273
Williams Companies Inc. (The)
7.88%, 09/01/21	2,850	3,571,351
8.75%, 03/15/32	1,019	1,368,400
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)	350	360,377
4.13%, 11/15/20 (Call 08/15/20)	1,450	1,531,894
5.25%, 03/15/20	500	558,517
6.30%, 04/15/40	2,850	3,250,314

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

7.25%, 02/01/17	$2,300	$2,720,454

		106,926,302
REAL ESTATE — 0.04%
ProLogis LP
4.50%, 08/15/17	1,800	1,954,191
6.25%, 03/15/17[b]	600	684,604
6.88%, 03/15/20 (Call 12/16/19)	1,400	1,677,724
7.63%, 08/15/14	2,100	2,275,560

		6,592,079
REAL ESTATE INVESTMENT TRUSTS — 0.44%
American Tower Corp.
3.50%, 01/31/23	500	481,649
4.50%, 01/15/18	2,750	3,007,702
4.63%, 04/01/15	1,000	1,058,065
4.70%, 03/15/22	1,000	1,067,421
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)[b]	450	474,730
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	800	866,179
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	3,100	3,033,689
5.25%, 03/15/21 (Call 12/15/20)	1,500	1,650,674
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	1,750	1,734,311
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	6,500	7,242,219
HCP Inc.
2.70%, 02/01/14	400	405,142
3.75%, 02/01/16	200	213,045
5.38%, 02/01/21 (Call 11/03/20)	6,650	7,556,430
Health Care REIT Inc.
3.63%, 03/15/16	200	210,134
4.13%, 04/01/19 (Call 01/01/19)	1,600	1,717,386
4.95%, 01/15/21 (Call 10/15/20)	2,200	2,425,623
5.13%, 03/15/43 (Call 09/15/42)	850	843,770
6.50%, 03/15/41 (Call 09/15/40)	1,000	1,176,534
Healthcare Realty Trust Inc.
5.75%, 01/15/21	1,100	1,220,758
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	1,500	1,450,692
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	2,400	2,510,104
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	625	613,880
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	3,000	3,314,804
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	1,000	1,076,159
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	700	795,086
Simon Property Group LP
4.75%, 03/15/42 (Call 09/15/41)	1,500	1,559,094
5.10%, 06/15/15	7,518	8,164,569
5.65%, 02/01/20 (Call 11/01/19)	3,100	3,673,554
UDR Inc.
4.25%, 06/01/18	1,550	1,680,682
4.63%, 01/10/22 (Call 10/10/21)	1,500	1,617,984

Security	Principal (000s)	Value

Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	$750	$785,286
4.25%, 03/01/22 (Call 12/01/21)[b]	2,200	2,318,707
4.75%, 06/01/21 (Call 03/01/21)	500	546,562
Vornado Realty Trust
5.00%, 01/15/22	500	546,042
Weyerhaeuser Co.
6.88%, 12/15/33[b]	740	924,339
7.38%, 03/15/32	675	887,319

		68,850,324
RETAIL — 0.76%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	250	249,824
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	1,000	967,327
3.70%, 04/15/22 (Call 01/15/22)	500	507,755
Costco Wholesale Corp.
1.70%, 12/15/19	3,000	2,954,486
CVS Caremark Corp.
2.75%, 12/01/22 (Call 09/01/22)[b]	1,700	1,649,978
4.75%, 05/18/20 (Call 12/18/19)	1,850	2,100,574
6.13%, 09/15/39[b]	5,270	6,421,828
Darden Restaurants Inc.
4.50%, 10/15/21	2,300	2,395,981
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	3,200	3,694,584
Home Depot Inc. (The)
4.20%, 04/01/43 (Call 10/01/42)	3,300	3,221,923
5.40%, 03/01/16	5,762	6,463,850
5.95%, 04/01/41 (Call 10/01/40)	2,650	3,334,334
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[b]	300	310,359
6.88%, 12/15/37	500	585,065
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	2,000	2,021,862
3.75%, 04/15/21 (Call 01/15/21)	2,000	2,114,092
3.80%, 11/15/21 (Call 08/15/21)	650	689,523
5.13%, 11/15/41 (Call 05/15/41)	3,000	3,300,600
5.80%, 04/15/40 (Call 10/15/39)	2,000	2,353,442
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	3,700	4,252,434
6.38%, 03/15/37	1,900	2,190,568
McDonald’s Corp.
2.63%, 01/15/22	1,200	1,196,752
3.63%, 05/20/21	2,000	2,152,642
3.70%, 02/15/42	2,725	2,502,281
5.35%, 03/01/18	1,702	1,988,677
5.80%, 10/15/17	200	236,555
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	1,800	1,954,547
4.75%, 05/01/20	1,100	1,238,417
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	1,100	1,187,486
QVC Inc.
5.13%, 07/02/22	1,500	1,602,670
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[b]	3,000	3,003,398
Target Corp.
2.90%, 01/15/22	1,500	1,507,941
7.00%, 01/15/38	7,232	9,850,094
TJX Companies Inc. (The)

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

2.50%, 05/15/23 (Call 02/15/23)	$975	$932,469
6.95%, 04/15/19	100	124,480
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	1,000	960,974
2.80%, 04/15/16	9,150	9,686,058
4.25%, 04/15/21	6,900	7,736,840
6.50%, 08/15/37	8,272	10,854,510
Walgreen Co.
1.80%, 09/15/17	1,000	1,006,253
3.10%, 09/15/22[b]	2,625	2,587,322
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	1,300	1,340,639
3.88%, 11/01/20 (Call 08/01/20)	900	936,178
5.30%, 09/15/19	1,500	1,702,928

		118,070,500
SAVINGS & LOANS — 0.01%
First Niagara Financial Group Inc.
7.25%, 12/15/21	1,000	1,188,467
Santander Holdings USA Inc.
4.63%, 04/19/16	550	582,230

		1,770,697
SEMICONDUCTORS — 0.17%
Analog Devices Inc.
3.00%, 04/15/16	150	158,364
Applied Materials Inc.
2.65%, 06/15/16	250	261,130
4.30%, 06/15/21	800	871,396
5.85%, 06/15/41	750	850,247
Broadcom Corp.
2.38%, 11/01/15	150	155,508
2.50%, 08/15/22[b]	1,000	951,461
2.70%, 11/01/18	900	945,033
Intel Corp.
1.35%, 12/15/17	2,000	1,987,038
1.95%, 10/01/16	950	980,309
2.70%, 12/15/22	1,000	963,955
3.30%, 10/01/21	9,050	9,377,110
4.80%, 10/01/41	1,800	1,844,478
Texas Instruments Inc.
0.45%, 08/03/15	1,000	997,697
1.38%, 05/15/14	2,750	2,777,478
2.38%, 05/16/16	2,700	2,815,615

		25,936,819
SOFTWARE — 0.21%
Autodesk Inc.
1.95%, 12/15/17	875	863,798
BMC Software Inc.
4.25%, 02/15/22	200	201,200
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[b]	1,000	1,001,162
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	200	192,534
Fiserv Inc.
3.13%, 06/15/16	125	131,298
3.50%, 10/01/22 (Call 07/01/22)	1,500	1,475,273
4.75%, 06/15/21	1,000	1,078,907

Security	Principal (000s)	Value

Intuit Inc.
5.75%, 03/15/17	$1,000	$1,136,000
Microsoft Corp.
4.00%, 02/08/21[b]	3,750	4,152,050
4.20%, 06/01/19	3,010	3,368,526
4.50%, 10/01/40	1,600	1,674,320
Oracle Corp.
2.50%, 10/15/22	4,000	3,843,893
5.00%, 07/08/19	200	233,702
5.25%, 01/15/16	8,307	9,256,271
5.38%, 07/15/40	4,000	4,640,545

		33,249,479
TELECOMMUNICATIONS — 1.43%
America Movil SAB de CV
2.38%, 09/08/16	700	719,356
3.13%, 07/16/22	4,850	4,631,888
5.00%, 03/30/20	6,500	7,166,308
6.13%, 03/30/40	2,150	2,418,275
AT&T Inc.
0.90%, 02/12/16	6,000	5,986,481
2.40%, 08/15/16	10,000	10,358,637
2.95%, 05/15/16	3,500	3,687,278
3.88%, 08/15/21	7,250	7,740,725
4.45%, 05/15/21	4,200	4,656,308
5.35%, 09/01/40	4,000	4,305,428
5.55%, 08/15/41	5,750	6,419,937
BellSouth Corp.
6.00%, 11/15/34	14,242	15,720,103
British Telecommunications PLC
9.63%, 12/15/30	2,540	3,932,483
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	8,018	8,265,564
8.50%, 11/15/18	450	596,398
Cisco Systems Inc.
4.45%, 01/15/20	4,650	5,272,933
5.50%, 02/22/16	4,000	4,502,837
5.90%, 02/15/39	3,180	3,886,158
Corning Inc.
4.75%, 03/15/42[b]	1,500	1,494,773
Deutsche Telekom International Finance BV
8.75%, 06/15/30	6,618	9,556,120
Embarq Corp.
7.08%, 06/01/16	5,532	6,319,755
8.00%, 06/01/36	1,300	1,408,858
France Telecom SA
2.75%, 09/14/16	3,300	3,425,839
4.38%, 07/08/14	2,026	2,101,772
5.38%, 07/08/19	1,626	1,874,293
8.50%, 03/01/31	1,400	1,996,885
GTE Corp.
6.84%, 04/15/18	750	909,994
Harris Corp.
4.40%, 12/15/20	1,950	2,070,680
Juniper Networks Inc.
3.10%, 03/15/16	1,050	1,095,565
4.60%, 03/15/21	950	996,845
5.95%, 03/15/41	150	159,720
Motorola Solutions Inc.
3.50%, 03/01/23	2,600	2,534,735
3.75%, 05/15/22[b]	1,000	1,003,001

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	$400	$397,899
Qwest Corp.
6.75%, 12/01/21	5,000	5,764,425
Rogers Communications Inc.
6.80%, 08/15/18	3,200	3,905,756
Telecom Italia Capital SA
7.72%, 06/04/38	6,148	6,620,541
Telefonica Emisiones SAU
3.99%, 02/16/16	2,100	2,195,272
4.95%, 01/15/15	1,105	1,159,005
5.13%, 04/27/20	3,000	3,194,060
5.46%, 02/16/21	2,850	3,063,175
7.05%, 06/20/36	2,024	2,302,211
Verizon Communications Inc.
1.25%, 11/03/14	3,400	3,435,760
2.00%, 11/01/16	6,400	6,569,836
3.00%, 04/01/16	500	526,357
4.60%, 04/01/21	3,000	3,323,899
6.00%, 04/01/41	1,250	1,463,523
6.10%, 04/15/18	200	239,442
6.40%, 02/15/38	200	242,300
7.75%, 12/01/30	13,992	18,858,070
Virgin Media Secured Finance PLC
5.25%, 01/15/21	200	209,000
Vodafone Group PLC
2.50%, 09/26/22	2,900	2,708,410
2.95%, 02/19/23	2,000	1,924,368
4.38%, 02/19/43	4,000	3,748,947
5.63%, 02/27/17	11,257	12,847,092

		221,915,280
TEXTILES — 0.01%
Cintas Corp. No. 2
2.85%, 06/01/16	650	669,177
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,250	1,263,778

		1,932,955
TOYS, GAMES & HOBBIES — 0.02%
Mattel Inc.
2.50%, 11/01/16	150	155,971
3.15%, 03/15/23 (Call 12/15/22)	1,525	1,504,666
4.35%, 10/01/20	400	432,282
5.45%, 11/01/41 (Call 05/01/41)	350	376,757

		2,469,676
TRANSPORTATION — 0.38%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22 (Call 06/01/22)	1,650	1,648,683
4.70%, 10/01/19	3,600	4,118,229
6.15%, 05/01/37	4,803	5,842,441
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	800	763,656
2.85%, 12/15/21 (Call 09/15/21)[b]	950	961,935
5.55%, 03/01/19	3,600	4,279,684
Canadian Pacific Railway Co.
7.13%, 10/15/31	2,250	2,879,878

Security	Principal (000s)	Value

CSX Corp.
6.00%, 10/01/36	$5,832	$6,860,419
FedEx Corp.
2.63%, 08/01/22[b]	2,200	2,123,937
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	3,700	3,705,522
3.25%, 12/01/21 (Call 09/01/21)[b]	2,000	2,049,584
4.84%, 10/01/41	5,657	5,921,200
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	1,300	1,311,449
2.50%, 03/01/18 (Call 02/01/18)	1,750	1,775,626
3.50%, 06/01/17	700	730,612
3.60%, 03/01/16	1,000	1,042,453
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)[b]	2,250	2,467,579
4.25%, 04/15/43 (Call 10/15/42)	2,475	2,428,735
4.75%, 09/15/41 (Call 03/15/41)	1,000	1,062,654
6.15%, 05/01/37	250	310,374
United Parcel Service Inc.
2.45%, 10/01/22	1,300	1,256,572
3.13%, 01/15/21	3,000	3,116,617
5.13%, 04/01/19	200	235,472
6.20%, 01/15/38	1,826	2,385,647

		59,278,958
TRUCKING & LEASING — 0.01%
GATX Corp.
3.50%, 07/15/16[b]	1,000	1,039,777
4.85%, 06/01/21	600	634,197

		1,673,974

TOTAL CORPORATE BONDS & NOTES (Cost: $3,461,829,505)		3,674,822,464

FOREIGN AGENCY OBLIGATIONS[f] — 1.38%

BRAZIL — 0.17%
Petrobras International Finance Co.
2.88%, 02/06/15	3,000	3,055,270
3.50%, 02/06/17[b]	3,000	3,083,662
3.88%, 01/27/16	5,000	5,220,733
5.38%, 01/27/21	2,100	2,227,510
5.75%, 01/20/20[b]	6,180	6,744,320
6.75%, 01/27/41	3,250	3,465,834
7.88%, 03/15/19	2,548	3,075,699

		26,873,028
CANADA — 0.48%
British Columbia (Province of)
2.10%, 05/18/16	3,000	3,127,999
2.65%, 09/22/21	2,000	2,051,788
Export Development Canada
0.75%, 12/15/17[b]	3,000	2,964,244
1.50%, 05/15/14	3,000	3,035,560
Hydro-Quebec
2.00%, 06/30/16	11,050	11,448,285
Manitoba (Province of)
1.13%, 06/01/18	2,400	2,373,834
1.38%, 04/28/14	3,000	3,028,800

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

Ontario (Province of)
1.20%, 02/14/18[b]	$2,500	$2,482,132
2.30%, 05/10/16	11,250	11,753,405
2.70%, 06/16/15	5,000	5,220,450
2.95%, 02/05/15	950	989,267
3.00%, 07/16/18	3,100	3,327,312
3.15%, 12/15/17	3,000	3,244,804
4.10%, 06/16/14	5,094	5,293,365
4.40%, 04/14/20	400	458,552
Quebec (Province of)
7.50%, 09/15/29	8,977	13,032,591

		73,832,388
JAPAN — 0.06%
Japan Finance Corp.
2.13%, 02/07/19	5,000	5,139,639
2.50%, 05/18/16[b]	4,400	4,628,573

		9,768,212
MEXICO — 0.18%
Pemex Project Funding Master Trust
5.75%, 03/01/18	5,020	5,722,800
Petroleos Mexicanos
3.50%, 01/30/23[e]	1,000	960,000
4.88%, 01/24/22[b]	4,800	5,136,001
6.50%, 06/02/41	7,475	8,446,750
8.00%, 05/03/19[b]	5,520	6,900,000

		27,165,551
NETHERLANDS — 0.00%
Petrobras Global Finance BV
3.00%, 01/15/19	250	244,554

		244,554
SOUTH KOREA — 0.11%
Export-Import Bank of Korea (The)
1.75%, 02/27/18	5,000	4,895,188
5.00%, 04/11/22	250	275,144
8.13%, 01/21/14[b]	1,240	1,293,838
Korea Development Bank (The)
1.50%, 01/22/18[b]	1,300	1,256,227
3.25%, 03/09/16	5,000	5,225,979
3.50%, 08/22/17	3,300	3,465,536

		16,411,912
SUPRANATIONAL — 0.38%
Asian Development Bank
0.50%, 06/20/16	6,000	5,985,838
1.38%, 03/23/20	4,500	4,419,663
1.75%, 03/21/19	400	408,252
2.50%, 03/15/16	8,600	9,057,449
2.63%, 02/09/15	5,020	5,210,900
2.75%, 05/21/14	5,283	5,409,824
Inter-American Development Bank
1.38%, 10/18/16	5,000	5,114,353
2.25%, 07/15/15	6,500	6,745,988
3.88%, 10/28/41	3,000	3,086,130

Security	Principal (000s)	Value

Series E
3.88%, 09/17/19	$5,000	$5,687,631
Svensk Exportkredit AB
0.63%, 05/31/16	1,767	1,757,529
1.13%, 04/05/18	6,000	5,927,120

		58,810,677

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $207,112,036)		213,106,322

FOREIGN GOVERNMENT BONDS & NOTES[f] — 1.48%

BRAZIL — 0.26%
Brazil (Federative Republic of)
4.88%, 01/22/21[b]	4,200	4,725,000
5.88%, 01/15/19[b]	2,760	3,237,480
7.13%, 01/20/37	8,842	11,583,020
8.00%, 01/15/18	9,409	10,820,861
10.13%, 05/15/27[b]	5,750	9,545,000

		39,911,361
CANADA — 0.05%
Canada (Government of)
0.88%, 02/14/17	6,900	6,929,503
2.38%, 09/10/14	1,000	1,026,820

		7,956,323
CHILE — 0.03%
Chile (Republic of)
3.25%, 09/14/21	4,050	4,201,875

		4,201,875
COLOMBIA — 0.10%
Colombia (Republic of)
4.38%, 07/12/21	4,200	4,599,000
6.13%, 01/18/41[b]	2,000	2,410,000
7.38%, 01/27/17	1,500	1,792,500
7.38%, 03/18/19	2,000	2,520,000
7.38%, 09/18/37	2,500	3,431,250
8.25%, 12/22/14	1,000	1,105,000

		15,857,750
ISRAEL — 0.03%
Israel (State of)
4.50%, 01/30/43	2,000	1,900,000
5.13%, 03/26/19[b]	3,000	3,468,750

		5,368,750
ITALY — 0.13%
Italy (Republic of)
5.25%, 09/20/16[b]	17,742	19,328,788

		19,328,788
MEXICO — 0.28%
United Mexican States

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

3.63%, 03/15/22[b]	$9,900	$10,197,000
4.75%, 03/08/44[b]	7,500	7,481,250
5.13%, 01/15/20	4,250	4,866,250
5.63%, 01/15/17	9,052	10,274,020
6.75%, 09/27/34	8,368	10,836,560

		43,655,080
PANAMA — 0.06%
Panama (Republic of)
6.70%, 01/26/36	5,100	6,630,000
7.25%, 03/15/15	3,000	3,322,500

		9,952,500
PERU — 0.09%
Peru (Republic of)
6.55%, 03/14/37	2,000	2,565,000
7.13%, 03/30/19[b]	6,305	7,881,250
8.75%, 11/21/33	2,500	3,925,000

		14,371,250
PHILIPPINES — 0.12%
Philippines (Republic of the)
4.00%, 01/15/21	5,000	5,425,000
6.38%, 10/23/34[b]	10,000	12,800,000

		18,225,000
POLAND — 0.09%
Poland (Republic of)
3.88%, 07/16/15	2,900	3,055,150
5.00%, 03/23/22	6,075	6,880,180
6.38%, 07/15/19	3,000	3,611,250

		13,546,580
SOUTH AFRICA — 0.04%
South Africa (Republic of)
5.50%, 03/09/20	3,400	3,799,500
6.25%, 03/08/41	2,000	2,360,000

		6,159,500
SOUTH KOREA — 0.02%
Korea (Republic of)
7.13%, 04/16/19	3,000	3,787,673

		3,787,673
TURKEY — 0.17%
Turkey (Republic of)
3.25%, 03/23/23[b]	10,000	9,800,000
4.88%, 04/16/43	10,000	9,800,000
6.75%, 04/03/18	5,000	5,975,000

		25,575,000

Security	Principal (000s)	Value

URUGUAY — 0.01%
Uruguay (Republic of)
4.13%, 11/20/45[b]	$2,400	$2,136,000

		2,136,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $220,890,613)		230,033,430

MUNICIPAL DEBT OBLIGATIONS — 0.93%

ARIZONA — 0.00%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	175	194,973

		194,973
CALIFORNIA — 0.33%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	850	1,131,571
Series S1
7.04%, 04/01/50	2,500	3,448,350
County of Sonoma RB Miscellaneous Revenue Series A
6.00%, 12/01/29 (GTD)	2,000	2,273,480
East Bay Municipal Utility District RB Water Revenue BAB Series B
5.87%, 06/01/40	4,000	5,058,120
Los Angeles Community College District GO BAB
6.75%, 08/01/49	2,000	2,796,800
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.62%, 08/01/40	900	1,177,920
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB Series A
5.74%, 06/01/39	815	985,213
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	1,600	2,206,240
Series A
5.72%, 07/01/39	1,000	1,212,230
Los Angeles Department of Water & Power RB Water Revenue BAB
6.60%, 07/01/50	325	461,227
Los Angeles Unified School District GO BAB
6.76%, 07/01/34	1,250	1,666,550
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	1,000	1,207,150
Orange County Local Transportation Authority RB Sales Tax Revenue Series A
6.91%, 02/15/41	650	881,855
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	2,500	3,055,750
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	925	1,098,262
State of California GO
5.95%, 04/01/16	7,127	8,025,358
State of California GO BAB
7.30%, 10/01/39	7,000	9,623,180
7.55%, 04/01/39	1,000	1,430,310
7.70%, 11/01/30 (Call 11/01/20)	500	614,155
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	1,000	1,200,380
5.95%, 05/15/45	900	1,071,990

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

University of California Regents RB Medical Center Pooled Revenue BAB Series F
6.58%, 05/15/49	$1,000	$1,297,910

		51,924,001
COLORADO — 0.01%
Denver City & County School District No. 1 COP Lease Appropriation Series B
4.24%, 12/15/37	600	585,714
Regional Transportation District RB Sales Tax Revenue BAB Series B
5.84%, 11/01/50	500	640,515

		1,226,229
CONNECTICUT — 0.01%
State of Connecticut GO Series A
5.85%, 03/15/32	1,500	1,833,645

		1,833,645
GEORGIA — 0.01%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project J, Series 2010A
6.64%, 04/01/57	1,000	1,135,720
Project M, Series 2010A
6.66%, 04/01/57	750	841,718
Project P, Series 2010A
7.06%, 04/01/57	300	327,768

		2,305,206
ILLINOIS — 0.13%
Chicago Board of Education GO Series C
6.32%, 11/01/29	500	572,095
Chicago Transit Authority RB Sales Tax Revenue Series A
6.90%, 12/01/40	2,000	2,465,960
City of Chicago GO Series C
7.78%, 01/01/35	400	515,988
City of Chicago RB Port Airport & Marina Revenue BAB Series B
6.40%, 01/01/40	500	636,470
City of Chicago RB Water Revenue BAB Series B
6.74%, 11/01/40	300	398,865
State of Illinois GO
4.42%, 01/01/15	1,250	1,311,713
5.10%, 06/01/33	9,233	9,263,746
5.37%, 03/01/17	2,500	2,747,475
5.88%, 03/01/19	2,450	2,784,645

		20,696,957

Security	Principal (000s)	Value

INDIANA — 0.01%
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue BAB Series B-2
6.12%, 01/15/40	$1,000	$1,282,130

		1,282,130
MARYLAND — 0.01%
Maryland State Transportation Authority RB Transit Revenue BAB
5.89%, 07/01/43	1,500	1,886,040

		1,886,040
MASSACHUSETTS — 0.02%
Commonwealth of Massachusetts GO BAB Series E
4.20%, 12/01/21	400	451,980
5.46%, 12/01/39	1,000	1,187,610
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.73%, 06/01/40	1,400	1,777,398

		3,416,988
MISSISSIPPI — 0.01%
State of Mississippi GO
5.25%, 11/01/34	1,000	1,134,620

		1,134,620
MISSOURI — 0.01%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls BAB
5.45%, 05/01/33	1,050	1,253,910

		1,253,910
NEW JERSEY — 0.08%
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/19 (AGM)	500	428,445
0.00%, 02/15/21 (AGM)	1,000	767,590
New Jersey Economic Development Authority RB Miscellaneous Revenue Series A
7.43%, 02/15/29 (NPFGC)	1,500	1,927,260
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB Series F
7.41%, 01/01/40	3,044	4,404,181
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB Series C
5.75%, 12/15/28	1,660	1,936,788
6.10%, 12/15/28 (Call 12/15/20)	1,000	1,159,240
Rutgers - State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40 (GOI)	900	1,080,108

		11,703,612
NEW YORK — 0.13%
City of New York GO BAB Series C-1
5.52%, 10/01/37	1,000	1,179,160
Metropolitan Transportation Authority RB Transit Revenue BAB

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

7.34%, 11/15/39	$1,790	$2,591,419
Series C-1
6.69%, 11/15/40	1,000	1,288,130
Series E
6.81%, 11/15/40	500	652,400
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	2,645	3,258,402
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	1,000	1,218,910
New York State Dormitory Authority RB Income Tax Revenue BAB Series D
5.60%, 03/15/40	1,500	1,849,875
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	940	1,136,507
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.93%, 10/01/51 (GOI)	2,000	2,180,060
5.65%, 11/01/40 (GOI)	2,205	2,640,377
State of New York GO BAB
5.97%, 03/01/36	1,250	1,569,062

		19,564,302
OHIO — 0.03%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
5.94%, 02/15/47	1,300	1,476,306
Series E
6.27%, 02/15/50	1,200	1,379,388
Northeast Ohio Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40 (Call 11/15/20)	900	1,036,179
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	535	591,758

		4,483,631
PENNSYLVANIA — 0.03%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	2,500	2,821,200
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB Series B
5.51%, 12/01/45	1,000	1,162,910

		3,984,110
TEXAS — 0.10%
City of San Antonio RB Electric Power & Light Revenues Series C
5.99%, 02/01/39	1,000	1,278,190
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
4.92%, 12/01/41	1,285	1,469,513
5.02%, 12/01/48	500	577,025
Dallas Convention Center Hotel Development Corp. RB Hotel Occupancy Tax BAB
7.09%, 01/01/42	700	878,178
State of Texas GO BAB
Series A
4.63%, 04/01/33	1,200	1,324,092
4.68%, 04/01/40	2,000	2,213,100
Texas State Transportation Commission RB Highway Revenue Tolls BAB Series B
5.18%, 04/01/30	5,000	5,952,950

Security	Principal (000s)	Value

University of Texas System Board of Regents RB College & University Revenue BAB Series C
4.79%, 08/15/46	$1,500	$1,668,030

		15,361,078
UTAH — 0.00%
State of Utah GO BAB Series B
3.54%, 07/01/25	500	532,825

		532,825
WASHINGTON — 0.01%
State of Washington GO BAB
5.14%, 08/01/40	1,000	1,171,740

		1,171,740

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $125,396,158)		143,955,997

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 71.13%

MORTGAGE-BACKED SECURITIES — 29.01%
Federal Home Loan Mortgage Corp.
2.50%, 06/01/28[g]	9,889	10,107,490
2.50%, 06/01/28[g]	68,913	70,302,499
2.50%, 06/01/43[g]	11,500	10,968,125
2.63%, 01/01/42[a]	3,201	3,345,606
2.94%, 05/01/42[a]	3,077	3,211,340
2.98%, 09/01/41[a]	5,772	6,055,609
2.99%, 11/01/40[a]	9,930	10,405,194
3.00%, 04/01/27	2,412	2,528,620
3.00%, 05/01/27	17,653	18,444,785
3.00%, 06/01/27	16,439	17,161,006
3.00%, 07/01/27	588	615,804
3.00%, 08/01/27	1,713	1,795,212
3.00%, 09/01/27	7,562	7,923,257
3.00%, 11/01/27	2,490	2,608,047
3.00%, 12/01/27	1,680	1,758,952
3.00%, 01/01/28	994	1,041,175
3.00%, 06/01/28[g]	26,006	27,009,808
3.00%, 05/01/33	8,448	8,648,113
3.00%, 12/01/42	51,811	51,935,729
3.00%, 01/01/43	27,572	27,634,699
3.00%, 02/01/43	23,289	23,345,025
3.00%, 06/01/43[g]	30,060	30,097,116
3.15%, 11/01/40[a]	5,166	5,432,619
3.25%, 08/01/41[a]	4,623	4,871,145
3.27%, 12/01/38[a]	8,428	9,049,440
3.36%, 11/01/40[a]	9,714	10,237,205
3.44%, 11/01/41[a]	14,055	14,813,103
3.50%, 11/01/25	16,727	17,539,176
3.50%, 03/01/26	12,493	13,100,159
3.50%, 06/01/26	3,746	3,928,346
3.50%, 06/01/28[g]	24,669	25,856,196
3.50%, 03/01/32	5,376	5,611,859
3.50%, 10/01/42	57,723	59,985,534
3.50%, 11/01/42	7,699	7,959,239
3.50%, 05/01/43	27,169	28,172,680
3.50%, 06/01/43[g]	32,100	33,063,578

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

4.00%, 05/01/25	$2,446	$2,581,425
4.00%, 10/01/25	12,959	13,676,962
4.00%, 02/01/26	7,892	8,339,094
4.00%, 05/01/26	9,646	10,192,079
4.00%, 06/01/28[g]	2,853	3,005,903
4.00%, 01/01/41	43,054	45,279,669
4.00%, 02/01/41	10,531	11,074,978
4.00%, 03/01/41	10,003	10,520,217
4.00%, 09/01/41	18,160	19,492,667
4.00%, 11/01/41	4,315	4,538,030
4.00%, 12/01/41	2,644	2,780,398
4.00%, 01/01/42	7,400	7,782,008
4.00%, 02/01/42	12,375	13,227,520
4.00%, 03/01/42	3,564	3,765,949
4.00%, 06/01/42	11,900	12,514,870
4.50%, 04/01/22	8,918	9,476,399
4.50%, 05/01/23	5,077	5,387,481
4.50%, 07/01/24	3,875	4,116,566
4.50%, 08/01/24	862	916,735
4.50%, 09/01/24	2,250	2,389,353
4.50%, 10/01/24	2,154	2,287,703
4.50%, 08/01/30	15,029	16,020,335
4.50%, 03/01/39	11,680	12,533,117
4.50%, 05/01/39	12,114	13,018,030
4.50%, 06/01/39	12,682	13,451,042
4.50%, 09/01/39	4,859	5,153,327
4.50%, 10/01/39	19,459	20,639,579
4.50%, 11/01/39	4,282	4,541,703
4.50%, 12/01/39	11,176	11,854,798
4.50%, 01/01/40	4,797	5,087,364
4.50%, 08/01/40	16,464	17,472,506
4.50%, 11/01/40	28,186	29,913,123
4.50%, 02/01/41	5,525	5,874,538
4.50%, 05/01/41	19,961	21,889,551
4.50%, 06/01/43[g]	15,000	15,885,937
5.00%, 12/01/24	13,453	14,279,124
5.00%, 08/01/25	9,477	10,255,856
5.00%, 06/01/26	2,158	2,316,474
5.00%, 06/01/33	3,729	4,009,597
5.00%, 12/01/33	12,601	13,561,270
5.00%, 07/01/35	15,029	16,098,133
5.00%, 01/01/36	8,992	9,647,016
5.00%, 01/01/37	995	1,067,362
5.00%, 02/01/37	830	890,664
5.00%, 02/01/38	4,464	4,789,280
5.00%, 03/01/38	34,444	36,836,309
5.00%, 12/01/38	4,797	5,128,701
5.00%, 08/01/40	5,203	5,687,569
5.00%, 09/01/40	18,671	20,135,371
5.00%, 08/01/41	4,884	5,334,576
5.00%, 06/01/43[g]	5,000	5,335,937
5.50%, 10/01/23	3,247	3,515,872
5.50%, 09/01/24	341	369,004
5.50%, 02/01/34	13,435	14,584,612
5.50%, 05/01/35	9,720	10,514,470
5.50%, 06/01/35	6,300	6,823,145
5.50%, 05/01/36	9,432	10,178,738
5.50%, 07/01/36	18,681	20,159,519
5.50%, 03/01/38	12,528	13,474,610
5.50%, 04/01/38	3,374	3,617,213
5.50%, 01/01/39	5,755	6,240,320
5.50%, 11/01/39	7,966	8,708,963
6.00%, 10/01/36	5,948	6,603,172

Security	Principal (000s)	Value

6.00%, 02/01/37	$7,494	$8,153,399
6.00%, 11/01/37	27,499	29,884,820
6.00%, 09/01/38	485	526,250
Federal National Mortgage Association
1.93%, 02/01/36[a]	7,608	7,969,597
2.46%, 02/01/42[a]	3,849	3,998,590
2.50%, 05/01/27	11,865	12,124,524
2.50%, 10/01/27	11,942	12,200,095
2.50%, 11/01/27	26,476	27,055,021
2.50%, 02/01/28	78	79,517
2.50%, 06/01/28[g]	83,286	85,003,904
2.50%, 06/01/43[g]	12,500	12,000,000
2.78%, 08/01/41[a]	7,779	8,112,187
2.79%, 04/01/38[a]	6,432	6,900,810
2.92%, 10/01/41[a]	6,318	6,616,440
3.00%, 01/01/27	23,177	24,136,361
3.00%, 06/01/27	18,398	19,170,883
3.00%, 07/01/27	12,892	13,433,665
3.00%, 08/01/27	8,331	8,720,502
3.00%, 11/01/27	24,702	25,875,449
3.00%, 06/01/28[g]	11,400	11,861,344
3.00%, 05/01/33	2,160	2,218,783
3.00%, 11/01/42	28,457	28,607,805
3.00%, 12/01/42	80,556	80,983,445
3.00%, 06/01/43[g]	142,000	142,621,250
3.50%, 02/01/26	16,390	17,250,515
3.50%, 04/01/26	6,999	7,366,804
3.50%, 10/01/26	8,217	8,648,277
3.50%, 02/01/27	9,296	9,784,155
3.50%, 05/01/27	8,783	9,279,767
3.50%, 06/01/28[g]	1,963	2,064,831
3.50%, 01/01/32	7,994	8,289,658
3.50%, 02/01/32	8,613	8,983,883
3.50%, 01/01/42	2,170	2,249,036
3.50%, 06/01/42	46,796	48,499,422
3.50%, 10/01/42	31,694	32,847,992
3.50%, 12/01/42	17,700	18,353,356
3.50%, 01/01/43	45,854	47,594,330
3.50%, 02/01/43	22,172	22,978,743
3.50%, 06/01/43[g]	93,900	96,930,234
3.61%, 05/01/40[a]	8,355	8,881,519
4.00%, 10/01/25	27,920	29,647,997
4.00%, 11/01/25	2,289	2,430,875
4.00%, 03/01/26	5,031	5,343,663
4.00%, 06/01/26	6,612	7,023,433
4.00%, 09/01/26	3,188	3,386,562
4.00%, 06/01/28[g]	3,217	3,413,539
4.00%, 12/01/30	9,509	10,096,358
4.00%, 01/01/31	3,241	3,441,051
4.00%, 02/01/31	3,066	3,255,038
4.00%, 10/01/31	11,360	12,061,956
4.00%, 02/01/32	12,895	13,692,587
4.00%, 12/01/39	434	457,458
4.00%, 07/01/40	48,394	51,022,672
4.00%, 09/01/40	19,067	20,108,645
4.00%, 12/01/40	36,491	38,484,106
4.00%, 02/01/41	18,763	20,087,489
4.00%, 09/01/41	8,929	9,425,407
4.00%, 10/01/41	12,262	13,046,494
4.00%, 11/01/41	20,519	21,860,254
4.00%, 12/01/41	15,655	16,524,405
4.00%, 02/01/42	12,709	13,454,752
4.00%, 03/01/42	16,741	17,922,303

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

4.00%, 10/01/42	$6,788	$7,165,648
4.00%, 06/01/43[g]	26,333	27,752,553
4.50%, 09/01/18	7,369	7,876,841
4.50%, 10/01/24	10,509	11,209,128
4.50%, 02/01/25	1,926	2,054,384
4.50%, 04/01/25	2,150	2,293,663
4.50%, 06/01/25	11,524	12,481,309
4.50%, 06/01/28[g]	3,579	3,813,872
4.50%, 08/01/31	10,779	11,581,347
4.50%, 03/01/36	5,861	6,299,601
4.50%, 09/01/39	21,851	23,353,590
4.50%, 12/01/39	8,843	9,450,744
4.50%, 08/01/40	47,807	51,154,531
4.50%, 09/01/40	30,034	32,136,577
4.50%, 12/01/40	12,387	13,254,699
4.50%, 01/01/41	36,242	38,779,881
4.50%, 04/01/41	7,010	7,523,328
4.50%, 05/01/41	18,414	19,904,822
4.50%, 06/01/41	7,063	7,717,706
4.50%, 07/01/41	15,226	16,301,467
4.50%, 08/01/41	26,748	28,638,110
4.50%, 09/01/41	12,480	13,591,570
5.00%, 08/01/20	10,176	10,893,797
5.00%, 07/01/23	4,317	4,651,591
5.00%, 12/01/23	4,404	4,744,580
5.00%, 06/01/28[g]	5,812	6,223,172
5.00%, 11/01/33	27,253	29,620,364
5.00%, 04/01/35	16,712	18,119,210
5.00%, 07/01/35	1,756	1,905,151
5.00%, 02/01/36	21,011	22,802,149
5.00%, 03/01/36	8,957	9,737,374
5.00%, 12/01/39	1,186	1,310,593
5.00%, 01/01/40	28	30,684
5.00%, 03/01/40	18,185	20,016,262
5.00%, 04/01/40	2,322	2,538,912
5.00%, 05/01/40	207	226,616
5.00%, 06/01/40	224	246,421
5.00%, 07/01/40	284	310,192
5.00%, 08/01/40	9,791	10,751,395
5.00%, 09/01/40	67	73,119
5.00%, 10/01/40	190	206,697
5.00%, 05/01/41	30,506	33,486,095
5.00%, 06/01/41	34,924	37,791,397
5.00%, 08/01/41	8,730	9,672,667
5.50%, 12/01/19	5,992	6,523,796
5.50%, 01/01/24	6,978	7,597,185
5.50%, 02/01/30	6,714	7,283,361
5.50%, 05/01/33	11,755	12,853,663
5.50%, 11/01/33	22,231	24,310,025
5.50%, 09/01/34	32,874	36,030,465
5.50%, 05/01/37	23,570	25,538,165
5.50%, 03/01/38	14,419	15,644,556
5.50%, 06/01/38	9,621	10,424,144
5.50%, 11/01/38	8,148	8,893,720
5.50%, 07/01/40	13,056	14,377,603
5.50%, 06/01/41	9,104	9,859,347
6.00%, 01/01/25	7,863	8,606,439
6.00%, 03/01/34	16,309	18,076,631
6.00%, 05/01/34	1,177	1,316,285
6.00%, 08/01/34	2,700	2,990,944
6.00%, 11/01/34	918	1,015,522
6.00%, 09/01/36	21,797	23,778,466
6.00%, 08/01/37	23,623	25,740,681

Security	Principal (000s)	Value

6.00%, 03/01/38	$4,235	$4,702,681
6.00%, 05/01/38	2,151	2,388,081
6.00%, 09/01/38	2,345	2,555,445
6.00%, 06/01/39	24,303	26,929,688
6.00%, 10/01/39	2,137	2,373,007
6.00%, 06/01/43[g]	15,220	16,551,750
6.50%, 08/01/36	392	437,290
6.50%, 09/01/36	2,560	2,870,366
6.50%, 10/01/36	389	431,808
6.50%, 12/01/36	440	490,679
6.50%, 07/01/37	653	724,527
6.50%, 08/01/37	24,912	27,827,778
6.50%, 10/01/37	1,206	1,352,640
6.50%, 11/01/37	238	263,496
6.50%, 12/01/37	8,772	9,776,401
6.50%, 06/01/38	363	401,717
6.50%, 10/01/39	8,254	9,207,636
6.50%, 05/01/40	263	293,150
7.00%, 04/01/37	8,607	9,782,405
Government National Mortgage Association
3.00%, 09/15/42	47	48,505
3.00%, 10/15/42	116	118,314
3.00%, 12/15/42	11,856	12,090,317
3.00%, 12/20/42	37,268	38,015,807
3.00%, 01/15/43	275	280,390
3.00%, 06/01/43[g]	105,908	107,800,741
3.50%, 12/15/41	14,352	15,110,518
3.50%, 08/15/42	3,159	3,329,188
3.50%, 09/15/42	4,482	4,727,550
3.50%, 09/20/42	74,960	78,720,641
3.50%, 10/15/42	1,555	1,640,093
3.50%, 10/20/42	4,950	5,198,290
3.50%, 11/20/42	7,888	8,283,704
3.50%, 01/15/43	19,477	20,542,776
3.50%, 03/20/43	19,123	20,082,613
3.50%, 04/20/43	42,617	44,755,688
3.50%, 06/01/43[g]	35,803	37,429,710
4.00%, 09/20/40	26,001	27,958,721
4.00%, 01/20/41	7,569	8,138,481
4.00%, 02/15/41	19,753	20,994,423
4.00%, 07/15/41	12,417	13,196,962
4.00%, 09/20/41	10,796	11,601,700
4.00%, 12/15/41	3,685	3,990,026
4.00%, 12/20/41	33,994	36,276,225
4.00%, 01/20/42	14,501	15,474,447
4.00%, 02/15/42	2,584	2,798,416
4.00%, 03/15/42	12,938	14,009,319
4.00%, 04/15/42	6,526	6,940,317
4.00%, 09/20/42	6,049	6,455,057
4.00%, 06/01/43[g]	6,993	7,453,982
4.50%, 04/15/39	4,695	5,051,354
4.50%, 08/15/39	20,333	21,875,432
4.50%, 11/20/39	9,506	10,374,227
4.50%, 01/20/40	2,534	2,765,348
4.50%, 06/15/40	14,035	15,126,634
4.50%, 07/15/40	16,925	18,251,086
4.50%, 08/15/40	12,647	13,637,840
4.50%, 08/20/40	17,586	19,165,379
4.50%, 09/15/40	23,166	24,981,850
4.50%, 10/20/40	33,065	36,034,962
4.50%, 06/20/41	32,724	35,520,138
4.50%, 09/20/41	19,501	21,252,199
4.50%, 12/20/41	3,822	4,149,030

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal (000s)	Value

5.00%, 12/15/36	$4,178	$4,550,927
5.00%, 01/15/39	17,912	19,346,904
5.00%, 07/15/39	31,197	33,740,003
5.00%, 05/15/40	12,390	13,434,953
5.00%, 07/20/40	55,575	61,324,617
5.00%, 08/20/40	18,320	20,204,058
5.50%, 03/15/36	5,801	6,339,675
5.50%, 06/20/38	9,464	10,305,097
5.50%, 03/20/39	10,813	11,774,095
5.50%, 12/15/39	3,591	3,893,097
5.50%, 01/15/40	23,573	25,558,619
6.00%, 03/15/37	20,127	22,524,406
6.00%, 09/20/38	11,320	12,294,757
6.00%, 11/15/39	4,651	5,200,613
6.50%, 10/20/38	12,958	14,812,160

		4,494,719,263

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.69%
Federal Home Loan Banks
0.38%, 01/29/14	14,390	14,409,311
3.88%, 06/14/13	52,750	52,810,504
4.88%, 05/17/17	700	809,513
5.00%, 11/17/17[b]	11,855	13,898,410
Federal Home Loan Mortgage Corp.
0.63%, 12/29/14[b]	91,192	91,687,838
0.75%, 11/25/14	120	120,878
0.88%, 03/07/18[b]	30,000	29,629,599
1.75%, 09/10/15	1,490	1,535,491
1.75%, 05/30/19[b]	12,450	12,638,212
2.38%, 01/13/22	440	447,153
2.50%, 05/27/16[b]	61,324	64,784,562
6.25%, 07/15/32[b]	20,493	29,001,499
Federal National Mortgage Association
1.50%, 06/26/13	29,195	29,221,480
2.38%, 04/11/16[b]	595	625,497
2.63%, 11/20/14[b]	105,041	108,678,538
5.00%, 04/15/15[b]	94,670	102,878,580
5.00%, 05/11/17[b]	105,195	121,966,618
5.38%, 06/12/17	510	600,290
6.63%, 11/15/30	11,609	16,747,269
7.25%, 05/15/30[b]	6,971	10,579,617
Tennessee Valley Authority
4.88%, 01/15/48	8,703	9,820,730
5.50%, 07/18/17[b]	7,604	8,963,741
7.13%, 05/01/30	3,640	5,264,463

		727,119,793

U.S. GOVERNMENT OBLIGATIONS — 37.43%
U.S. Treasury Bonds
2.75%, 08/15/42	4,832	4,332,565
2.75%, 11/15/42	60,000	53,733,000
3.13%, 02/15/42	2,311	2,246,084
3.75%, 08/15/41	12,957	14,181,825
3.88%, 08/15/40	10,444	11,697,280
4.25%, 11/15/40	2,144	2,553,204
4.38%, 11/15/39[b]	38,807	47,126,058
4.38%, 05/15/40	12,867	15,631,347
4.38%, 05/15/41	14,546	17,675,717
4.50%, 02/15/36[b]	13,137	16,212,897
4.50%, 08/15/39[b]	58,030	71,855,065

Security	Principal (000s)	Value

4.63%, 02/15/40[b]	$163,930	$206,859,995
4.75%, 02/15/37[b]	22,520	28,765,699
4.75%, 02/15/41[b]	68,543	88,181,936
5.00%, 05/15/37	1,536	2,029,563
5.25%, 11/15/28	755	991,851
6.25%, 05/15/30[b]	50,582	74,042,436
7.63%, 02/15/25[b]	144,023	222,613,461
8.75%, 05/15/17	5,430	7,119,056
9.88%, 11/15/15	80,000	98,441,602
10.63%, 08/15/15[b]	80,000	98,034,399
U.S. Treasury Notes
0.25%, 12/15/14	32,638	32,646,160
0.38%, 03/15/15[b]	122,736	122,933,609
0.38%, 06/15/15	1,678	1,679,812
0.50%, 10/15/14	55,429	55,647,943
0.63%, 05/31/17	56,094	55,706,389
0.63%, 08/31/17[b]	47,571	47,082,446
0.63%, 11/30/17	38,700	38,173,680
0.75%, 12/31/17[b]	44,875	44,449,586
0.75%, 02/28/18	217,000	214,552,244
0.75%, 03/31/18	80,000	78,988,001
0.88%, 04/30/17[b]	93,294	93,657,853
0.88%, 01/31/18	80,000	79,615,198
1.00%, 08/31/16	63,819	64,649,925
1.00%, 09/30/16[b]	113,275	114,716,994
1.00%, 03/31/17[b]	233,170	235,329,161
1.13%, 06/15/13[b]	69,767	69,787,237
1.25%, 09/30/15[b]	62,611	63,886,388
1.25%, 04/30/19[b]	53,752	53,671,371
1.50%, 03/31/19[b]	31,403	31,837,930
1.63%, 08/15/22[b]	35,238	33,986,346
1.63%, 11/15/22	27,000	25,915,950
1.75%, 07/31/15[b]	96,410	99,332,193
1.88%, 06/30/15	2,480	2,559,459
1.88%, 10/31/17[b]	141,494	147,456,564
2.00%, 01/31/16[b]	96,770	100,750,141
2.00%, 04/30/16[b]	81,247	84,750,362
2.00%, 02/15/22[b]	82,911	83,316,433
2.00%, 02/15/23[b]	53,000	52,436,078
2.13%, 05/31/15[b]	54,114	56,056,150
2.13%, 08/15/21	51,234	52,377,032
2.38%, 09/30/14[b]	164,912	169,646,627
2.38%, 02/28/15	41,482	42,990,701
2.38%, 05/31/18[b]	45,635	48,603,099
2.50%, 03/31/15[b]	109,201	113,588,694
2.50%, 06/30/17[b]	3,516	3,756,811
2.63%, 12/31/14[b]	65,041	67,480,038
2.63%, 04/30/18[b]	55,328	59,600,428
2.63%, 08/15/20[b]	16,537	17,711,787
3.00%, 08/31/16[b]	120,678	130,032,957
3.00%, 02/28/17	2,325	2,520,579
3.13%, 08/31/13[b]	164,736	165,945,152
3.13%, 01/31/17[b]	64,012	69,648,897
3.13%, 05/15/21[b]	20,303	22,359,898
3.25%, 03/31/17	3,020	3,306,749
3.50%, 05/15/20[b]	45,521	51,550,713
3.63%, 02/15/20[b]	254,048	289,802,690
3.63%, 02/15/21[b]	17,350	19,772,753
4.00%, 02/15/15[b]	82,427	87,628,142
4.25%, 08/15/14	5,049	5,295,139
4.25%, 08/15/15	48,939	53,122,304
4.75%, 05/15/14[b]	431,566	450,330,520
7.50%, 11/15/16[b]	281,321	347,065,726

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

May 31, 2013

Security	Principal or Shares (000s)	Value

8.13%, 08/15/19[b]	$162,314	$228,575,441
8.88%, 08/15/17[b]	21,297	28,395,291

		5,801,004,811

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $10,786,238,209)		11,022,843,867

SHORT-TERM INVESTMENTS — 29.19%

MONEY MARKET FUNDS — 29.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,h,i]	3,344,901	3,344,901,141
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,h,i]	349,234	349,233,774
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,h,i]	830,243	830,243,034

		4,524,377,949

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,524,377,949)		4,524,377,949

TOTAL INVESTMENTS IN SECURITIES — 129.59%
(Cost: $19,562,387,865)		20,083,426,756
Other Assets, Less Liabilities — (29.59)%		(4,586,327,034)

NET ASSETS — 100.00%		$15,497,099,722

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	To-be-announced (TBA). See Note 1.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

80

Schedule of Investments  (Unaudited)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 84.43%

ADVERTISING — 0.21%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$1,000	$975,198
4.00%, 03/15/22	100	99,921
Omnicom Group Inc.
3.63%, 05/01/22	550	552,693
4.45%, 08/15/20	200	215,831
5.90%, 04/15/16	400	450,436
WPP Finance 2010
4.75%, 11/21/21	600	639,605

		2,933,684
AEROSPACE & DEFENSE — 1.16%
Boeing Co. (The)
3.50%, 02/15/15	300	314,703
4.88%, 02/15/20	500	580,912
5.88%, 02/15/40	250	317,207
6.88%, 03/15/39	450	625,773
Embraer SA
5.15%, 06/15/22[a]	500	538,750
General Dynamics Corp.
1.00%, 11/15/17	700	686,509
2.25%, 07/15/16	150	155,962
2.25%, 11/15/22 (Call 08/15/22)	450	423,097
3.88%, 07/15/21 (Call 04/15/21)	100	108,208
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	500	530,749
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	550	600,418
5.20%, 10/15/19	300	334,911
Lockheed Martin Corp.
2.13%, 09/15/16	200	205,916
3.35%, 09/15/21	384	394,352
4.07%, 12/15/42	404	368,865
4.25%, 11/15/19	300	333,039
Northrop Grumman Corp.
3.50%, 03/15/21	750	784,342
5.05%, 08/01/19	500	577,119
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	750	715,468
3.13%, 10/15/20	550	569,243
4.88%, 10/15/40	250	267,038
6.40%, 12/15/18	150	182,698
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	51,352
5.25%, 07/15/19	100	116,146
United Technologies Corp.
1.80%, 06/01/17	1,400	1,427,298
4.50%, 04/15/20	550	624,246
4.50%, 06/01/42	500	515,478
4.88%, 05/01/15	770	833,299
5.70%, 04/15/40	850	1,024,333
6.05%, 06/01/36	885	1,103,518

Security	Principal (000s)	Value

6.13%, 02/01/19	$475	$581,511

		15,892,460
AGRICULTURE — 1.04%
Altria Group Inc.
4.13%, 09/11/15	500	536,316
4.75%, 05/05/21	500	553,134
9.25%, 08/06/19	246	336,945
9.70%, 11/10/18	925	1,266,860
10.20%, 02/06/39	1,200	1,911,464
Archer-Daniels-Midland Co.
5.38%, 09/15/35	421	460,457
5.45%, 03/15/18	430	504,970
5.77%, 03/01/41	250	291,368
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	350	373,719
8.50%, 06/15/19	300	385,125
Lorillard Tobacco Co.
3.50%, 08/04/16	100	105,683
6.88%, 05/01/20[a]	600	718,527
8.13%, 05/01/40	250	314,074
Philip Morris International Inc.
2.50%, 05/16/16	300	313,938
2.50%, 08/22/22	500	479,186
2.90%, 11/15/21	675	677,508
4.13%, 03/04/43	500	467,680
5.65%, 05/16/18	1,700	2,019,637
6.38%, 05/16/38	750	933,181
Reynolds American Inc.
3.25%, 11/01/22	250	241,116
4.75%, 11/01/42	500	466,841
6.75%, 06/15/17	580	687,331
7.25%, 06/15/37	114	140,744

		14,185,804
AIRLINES — 0.21%
American Airlines Inc. 2011-1 Pass Through Trust
Class A
5.25%, 07/31/22[a]	45	49,143
American Airlines Inc. 2011-2 Pass Through Trust
Class A
8.63%, 04/15/23	136	143,664
Continental Airlines Inc. 2007-1 Pass Through Trust
Class A
5.98%, 10/19/23	219	248,370
7.25%, 05/10/21	426	495,363
Continental Airlines Inc. 2012-2 Pass Through Trust
Class A
4.00%, 04/29/26	500	522,500
Delta Air Lines Inc. 2009-1 Pass Through Trust
Class A
7.75%, 06/17/21[a]	192	224,812
Delta Air Lines Inc. 2010-2A Pass Through Trust
Class A
4.95%, 11/23/20[a]	82	90,037
Delta Air Lines Inc. 2012-1A Pass Through Trust
Class A
4.75%, 11/07/21[a]	434	476,240

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Southwest Airlines Co.
5.25%, 10/01/14	$600	$631,160

		2,881,289
APPAREL — 0.05%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)[a]	500	480,104
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	150	156,312

		636,416
AUTO MANUFACTURERS — 0.19%
Daimler Finance North America LLC
8.50%, 01/18/31	550	825,235
Ford Motor Co.
4.75%, 01/15/43	900	836,270
6.50%, 08/01/18[a]	500	582,334
7.45%, 07/16/31	250	315,765

		2,559,604
AUTO PARTS & EQUIPMENT — 0.12%
BorgWarner Inc.
4.63%, 09/15/20	100	106,978
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)[a]	350	363,610
4.25%, 03/01/21	600	646,755
5.00%, 03/30/20	250	280,497
5.70%, 03/01/41[a]	200	219,530

		1,617,370
BANKS — 17.37%
Abbey National Treasury Services PLC
4.00%, 04/27/16[a]	1,100	1,170,616
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	100	108,701
Banco do Brasil SA
3.88%, 10/10/22[a]	1,000	946,300
Bancolombia SA
5.95%, 06/03/21	500	548,750
Bank of America Corp.
2.00%, 01/11/18	1,800	1,785,203
3.30%, 01/11/23	450	435,536
3.63%, 03/17/16	600	632,985
3.70%, 09/01/15	1,200	1,259,352
4.50%, 04/01/15	200	211,342
5.00%, 05/13/21	1,250	1,387,348
5.25%, 12/01/15	700	755,087
5.42%, 03/15/17	700	770,808
5.63%, 07/01/20	750	863,915
5.65%, 05/01/18	800	915,961
5.70%, 01/24/22	1,650	1,897,478
5.75%, 12/01/17	250	286,117
5.88%, 01/05/21	500	585,478
5.88%, 02/07/42	250	295,463
6.50%, 08/01/16	1,100	1,260,067
7.38%, 05/15/14	700	743,534
7.63%, 06/01/19	1,300	1,632,116
Series 1

Security	Principal (000s)	Value

3.75%, 07/12/16	$1,400	$1,487,335
Bank of America N.A.
5.30%, 03/15/17	1,000	1,110,213
6.00%, 10/15/36	426	495,872
Bank of Montreal
0.80%, 11/06/15	650	649,581
1.45%, 04/09/18 (Call 03/09/18)	1,500	1,477,187
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)	750	756,618
1.97%, 06/20/17[a,b]	450	459,191
2.30%, 07/28/16	900	936,144
3.55%, 09/23/21 (Call 08/23/21)	750	790,499
5.45%, 05/15/19	200	234,289
Bank of Nova Scotia
1.45%, 04/25/18	500	491,867
1.85%, 01/12/15	500	508,750
2.55%, 01/12/17	1,000	1,036,858
2.90%, 03/29/16	500	526,350
3.40%, 01/22/15	634	660,755
4.38%, 01/13/21	150	167,297
Barclays Bank PLC
5.00%, 09/22/16	350	391,738
5.13%, 01/08/20	850	970,552
5.14%, 10/14/20	250	262,163
5.20%, 07/10/14	350	367,249
6.75%, 05/22/19	750	923,631
BB&T Corp.
2.15%, 03/22/17 (Call 02/22/17)	450	458,124
3.20%, 03/15/16 (Call 02/16/16)	500	528,563
6.85%, 04/30/19[a]	800	992,763
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	1,400	1,457,195
BNP Paribas SA
2.38%, 09/14/17	900	913,852
3.25%, 03/11/15	1,600	1,658,458
5.00%, 01/15/21	750	829,415
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	350	350,590
1.55%, 01/23/18 (Call 12/23/17)[a]	750	742,729
2.35%, 12/11/15	300	311,331
Capital One Financial Corp.
2.13%, 07/15/14	150	152,119
2.15%, 03/23/15	250	254,345
3.15%, 07/15/16	150	158,204
4.75%, 07/15/21	400	445,230
6.75%, 09/15/17	250	300,870
7.38%, 05/23/14	600	638,487
Citigroup Inc.
3.38%, 03/01/23[a]	1,500	1,477,224
3.95%, 06/15/16	600	644,398
4.45%, 01/10/17	3,350	3,646,716
4.50%, 01/14/22[a]	1,600	1,741,699
4.75%, 05/19/15	750	802,249
5.00%, 09/15/14	1,300	1,361,140
5.38%, 08/09/20	900	1,038,510
6.00%, 08/15/17	750	870,463
6.00%, 10/31/33	1,155	1,219,121
6.01%, 01/15/15	500	538,889
6.13%, 11/21/17	1,250	1,460,882
6.13%, 05/15/18	500	589,130
6.88%, 03/05/38	1,150	1,475,187
8.13%, 07/15/39	750	1,069,522
8.50%, 05/22/19	1,300	1,713,622

82

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Comerica Bank
5.75%, 11/21/16	$1,000	$1,146,748
Commonwealth Bank of Australia/New York
1.25%, 09/18/15	1,000	1,007,782
1.90%, 09/18/17	500	508,327
Credit Suisse New York
3.50%, 03/23/15	1,100	1,153,556
4.38%, 08/05/20	1,000	1,104,467
5.30%, 08/13/19	500	579,983
5.40%, 01/14/20	600	673,968
5.50%, 05/01/14	800	834,970
6.00%, 02/15/18	500	573,664
Deutsche Bank AG London
3.25%, 01/11/16	1,050	1,106,140
3.45%, 03/30/15	1,000	1,045,499
6.00%, 09/01/17	450	527,219
Discover Bank
7.00%, 04/15/20	550	664,406
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	700	712,718
3.63%, 01/25/16	500	530,789
8.25%, 03/01/38	350	479,739
First Horizon National Corp.
5.38%, 12/15/15	250	271,063
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	900	904,992
3.30%, 05/03/15	800	832,496
3.63%, 02/07/16	1,050	1,109,740
3.70%, 08/01/15	250	263,287
5.00%, 10/01/14	317	334,154
5.25%, 07/27/21	2,050	2,293,247
5.35%, 01/15/16	1,250	1,371,412
5.38%, 03/15/20	750	848,301
5.63%, 01/15/17	1,150	1,273,756
5.75%, 01/24/22	3,700	4,239,032
5.95%, 01/18/18	1,200	1,385,707
5.95%, 01/15/27	820	899,636
6.00%, 05/01/14	250	262,068
6.00%, 06/15/20	250	292,768
6.13%, 02/15/33	1,250	1,417,743
6.15%, 04/01/18	1,206	1,405,295
6.25%, 09/01/17	600	696,779
6.25%, 02/01/41	700	825,365
6.75%, 10/01/37	875	953,353
7.50%, 02/15/19	1,050	1,302,353
HSBC Bank (USA) N.A.
4.63%, 04/01/14	705	728,228
4.88%, 08/24/20	750	822,359
HSBC Holdings PLC
4.00%, 03/30/22	600	634,749
5.10%, 04/05/21	1,050	1,207,806
6.10%, 01/14/42	300	376,123
6.50%, 05/02/36	800	963,571
6.50%, 09/15/37	949	1,149,041
6.80%, 06/01/38	800	998,616
HSBC USA Inc.
1.63%, 01/16/18	500	495,290
2.38%, 02/13/15	900	924,549
Intesa Sanpaolo SpA
3.13%, 01/15/16	900	895,500
3.88%, 01/16/18	1,500	1,479,756
J.P. Morgan Chase & Co.
1.88%, 03/20/15	650	659,468

Security	Principal (000s)	Value

2.60%, 01/15/16	$250	$258,647
3.15%, 07/05/16	500	527,108
3.20%, 01/25/23	2,900	2,838,473
3.45%, 03/01/16	3,150	3,331,911
4.25%, 10/15/20	600	646,781
4.35%, 08/15/21	1,700	1,832,383
4.40%, 07/22/20	1,100	1,197,554
4.50%, 01/24/22	1,100	1,193,376
4.63%, 05/10/21	950	1,043,550
5.13%, 09/15/14	1,150	1,212,462
5.40%, 01/06/42	600	678,809
5.50%, 10/15/40	300	339,645
5.60%, 07/15/41	900	1,034,591
6.00%, 01/15/18	1,669	1,954,398
6.30%, 04/23/19	450	543,216
6.40%, 05/15/38	625	775,661
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	2,700	3,128,037
KeyBank N.A.
1.65%, 02/01/18	1,000	995,610
KeyCorp
3.75%, 08/13/15	600	635,042
5.10%, 03/24/21	300	341,115
KfW
1.00%, 01/12/15	2,950	2,980,337
1.25%, 10/26/15	950	966,407
1.25%, 10/05/16	2,000	2,033,969
2.00%, 06/01/16	2,100	2,183,117
2.00%, 10/04/22	650	631,132
2.13%, 01/17/23	3,000	2,931,088
2.38%, 08/25/21	1,175	1,197,487
2.63%, 03/03/15	1,450	1,506,663
2.63%, 02/16/16	1,000	1,054,384
2.63%, 01/25/22	1,300	1,343,254
2.75%, 09/08/20[a]	1,000	1,058,559
3.50%, 03/10/14	950	973,228
4.00%, 01/27/20	1,250	1,426,844
4.50%, 07/16/18[a]	1,050	1,216,615
4.88%, 01/17/17	500	571,279
4.88%, 06/17/19	1,300	1,546,201
5.13%, 03/14/16	1,060	1,190,720
Korea Finance Corp.
4.63%, 11/16/21	300	322,018
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	950	940,010
1.88%, 09/17/18	750	769,760
2.13%, 07/15/16	525	547,681
2.38%, 09/13/17	850	896,283
3.13%, 07/15/15	400	422,232
Series 29
1.38%, 10/23/19	400	392,822
Series G
5.00%, 11/08/16	570	650,499
Lloyds TSB Bank PLC
4.20%, 03/28/17[a]	250	272,288
6.38%, 01/21/21	450	545,781
Manufacturers and Traders Trust Co.
5.59%, 12/28/20 (Call 12/28/15)[c]	500	501,250
Morgan Stanley
2.13%, 04/25/18[a]	1,500	1,483,203
3.80%, 04/29/16	900	949,380
4.10%, 01/26/15	800	835,065
4.75%, 04/01/14[a]	600	616,481

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

4.88%, 11/01/22	$900	$926,329
5.45%, 01/09/17	450	498,797
5.50%, 07/28/21	1,000	1,128,704
5.63%, 09/23/19	1,000	1,140,715
5.75%, 10/18/16	1,254	1,404,553
5.75%, 01/25/21	1,000	1,145,473
5.95%, 12/28/17	900	1,031,404
6.00%, 05/13/14	1,100	1,152,331
6.00%, 04/28/15	1,100	1,193,702
6.38%, 07/24/42	1,050	1,244,375
6.63%, 04/01/18	1,332	1,567,468
7.25%, 04/01/32	350	440,759
7.30%, 05/13/19	1,225	1,498,976
National Australia Bank Ltd. New York
2.00%, 03/09/15	750	767,718
National City Corp.
4.90%, 01/15/15	228	242,626
6.88%, 05/15/19	1,000	1,222,200
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	1,000	1,012,446
4.50%, 03/09/15	150	160,646
5.00%, 04/25/17	1,050	1,206,059
PNC Bank N.A.
0.80%, 01/28/16 (Call 12/28/15)[d]	500	498,626
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[d]	910	919,581
3.63%, 02/08/15[d]	500	523,116
4.25%, 09/21/15[d]	200	215,219
5.13%, 02/08/20[d]	925	1,060,727
RaboBank Nederland
1.70%, 03/19/18	1,200	1,189,127
Rabobank Nederland
3.38%, 01/19/17	500	532,144
3.88%, 02/08/22	1,800	1,869,249
4.50%, 01/11/21	500	546,762
5.25%, 05/24/41	250	282,173
Regions Financial Corp.
7.75%, 11/10/14	250	272,500
Royal Bank of Canada
1.45%, 10/30/14	1,100	1,112,258
1.50%, 01/16/18[a]	1,200	1,193,167
2.30%, 07/20/16	500	518,682
Royal Bank of Scotland Group PLC
3.25%, 01/11/14[a]	250	253,525
4.38%, 03/16/16[a]	350	378,356
5.63%, 08/24/20	800	916,514
6.13%, 01/11/21	300	352,423
6.40%, 10/21/19	600	712,096
Sovereign Bank
8.75%, 05/30/18	250	306,504
State Street Corp.
2.88%, 03/07/16	200	211,023
4.30%, 05/30/14	200	207,782
4.38%, 03/07/21	600	667,296
4.96%, 03/15/18	200	223,968
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	500	503,607
1.50%, 01/18/18	750	738,128
3.20%, 07/18/22	1,000	1,000,752
SunTrust Bank
5.00%, 09/01/15	77	82,749
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	600	640,145

Security	Principal (000s)	Value

3.60%, 04/15/16 (Call 03/15/16)	$150	$159,186
Svenska Handelsbanken AB
2.88%, 04/04/17	500	524,071
Toronto-Dominion Bank (The)
1.38%, 07/14/14	100	100,968
1.40%, 04/30/18	1,500	1,478,992
2.38%, 10/19/16	800	832,295
2.50%, 07/14/16	300	312,328
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	500	520,246
2.45%, 07/27/15	350	362,645
2.88%, 11/20/14[a]	400	412,358
3.00%, 03/15/22 (Call 02/15/22)	250	252,674
4.13%, 05/24/21 (Call 04/23/21)	200	219,247
UBS AG Stamford
3.88%, 01/15/15	1,250	1,311,678
4.88%, 08/04/20	500	566,646
5.75%, 04/25/18	650	763,279
5.88%, 12/20/17	1,000	1,175,044
Series 10
5.88%, 07/15/16	600	667,996
Union Bank N.A.
5.95%, 05/11/16	600	673,759
US Bank N.A.
4.80%, 04/15/15	640	683,670
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	1,570	1,667,407
5.85%, 02/01/37	500	586,163
6.60%, 01/15/38	1,250	1,595,980
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	550	624,230
5.75%, 02/01/18	750	878,410
Wells Fargo & Co.
1.25%, 02/13/15	750	756,234
1.50%, 01/16/18	1,200	1,185,759
3.50%, 03/08/22	1,850	1,907,798
3.68%, 06/15/16[b]	1,100	1,179,170
3.75%, 10/01/14	850	884,840
4.60%, 04/01/21	800	897,035
5.13%, 09/15/16	1,075	1,199,399
5.63%, 12/11/17	800	928,765
Series M
3.45%, 02/13/23	750	732,405
Wells Fargo Bank N.A.
4.75%, 02/09/15	750	795,582
Westpac Banking Corp.
1.60%, 01/12/18[a]	500	501,147
2.00%, 08/14/17	900	920,171
3.00%, 08/04/15	600	627,647
4.20%, 02/27/15	700	742,808
4.88%, 11/19/19	800	924,773

		237,135,592
BEVERAGES — 2.00%
Anheuser-Busch Companies LLC
5.50%, 01/15/18[a]	705	825,248
6.45%, 09/01/37	478	617,890
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	1,000	940,087
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	750	749,201
1.50%, 07/14/14	1,100	1,112,178

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

2.63%, 01/17/23[a]	$1,450	$1,396,526
2.88%, 02/15/16	250	263,409
4.13%, 01/15/15	450	474,695
4.38%, 02/15/21	75	83,628
5.38%, 11/15/14	900	960,877
5.38%, 01/15/20	534	629,283
6.38%, 01/15/40	750	970,790
7.75%, 01/15/19	250	324,041
8.20%, 01/15/39	350	534,747
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	150	149,881
5.38%, 01/15/16	45	49,461
Brown-Forman Corp.
2.50%, 01/15/16	300	312,770
Coca-Cola Co. (The)
1.65%, 03/14/18	950	957,948
1.80%, 09/01/16	450	463,603
3.15%, 11/15/20	900	951,491
3.30%, 09/01/21	500	527,342
3.63%, 03/15/14	352	360,805
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	250	255,456
3.50%, 09/15/20	850	885,530
4.50%, 09/01/21 (Call 06/01/21)	200	219,552
Diageo Capital PLC
1.13%, 04/29/18	1,250	1,223,712
2.63%, 04/29/23 (Call 01/29/23)	250	238,894
3.88%, 04/29/43 (Call 10/29/42)	500	460,306
5.75%, 10/23/17	326	382,252
5.88%, 09/30/36	228	274,026
Diageo Finance BV
5.30%, 10/28/15	500	551,711
Diageo Investment Corp.
4.25%, 05/11/42	500	491,645
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	250	261,236
3.20%, 11/15/21 (Call 08/15/21)	700	709,610
Molson Coors Brewing Co.
2.00%, 05/01/17	500	507,340
5.00%, 05/01/42	250	253,757
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	285	378,525
PepsiCo Inc.
0.70%, 08/13/15	500	501,016
2.50%, 05/10/16	850	889,272
2.75%, 03/05/22	500	493,835
3.00%, 08/25/21	750	765,928
3.10%, 01/15/15	300	312,402
3.75%, 03/01/14	500	512,080
4.00%, 03/05/42	700	660,861
5.50%, 01/15/40	500	577,790
7.90%, 11/01/18	1,375	1,797,859

		27,260,496

BIOTECHNOLOGY — 0.81%
Amgen Inc.
2.13%, 05/15/17	900	919,841
2.30%, 06/15/16	300	310,686
3.88%, 11/15/21 (Call 08/15/21)	1,862	1,995,144
4.10%, 06/15/21 (Call 03/15/21)	1,150	1,248,949
5.15%, 11/15/41 (Call 05/15/41)	1,150	1,213,567

Security	Principal (000s)	Value

5.65%, 06/15/42 (Call 12/15/41)	$300	$340,131
5.75%, 03/15/40	200	228,724
5.85%, 06/01/17	925	1,076,808
6.38%, 06/01/37	500	604,059
Celgene Corp.
3.25%, 08/15/22	500	497,615
3.95%, 10/15/20	200	213,705
Genentech Inc.
5.25%, 07/15/35	137	155,622
Gilead Sciences Inc.
2.40%, 12/01/14	134	137,339
3.05%, 12/01/16	100	106,306
4.40%, 12/01/21 (Call 09/01/21)	800	883,797
4.50%, 04/01/21 (Call 01/01/21)	200	222,938
5.65%, 12/01/41 (Call 06/01/41)	300	349,735
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	164,917
6.00%, 03/01/20	300	347,456

		11,017,339

BUILDING MATERIALS — 0.14%
CRH America Inc.
6.00%, 09/30/16	744	844,431
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	600	608,942
6.50%, 12/01/16[a]	450	509,081

		1,962,454

CHEMICALS — 1.78%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	450	437,184
6.75%, 01/15/19	250	302,745
Air Products and Chemicals Inc.
2.00%, 08/02/16	250	257,583
3.00%, 11/03/21	500	508,952
4.38%, 08/21/19	150	169,042
Airgas Inc.
2.95%, 06/15/16 (Call 05/15/16)	500	522,737
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	200	215,069
Cabot Corp.
3.70%, 07/15/22	350	351,063
CF Industries Inc.
7.13%, 05/01/20	1,250	1,549,576
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	500	493,816
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	750	727,082
4.13%, 11/15/21 (Call 08/15/21)	760	809,259
4.38%, 11/15/42 (Call 05/15/42)	400	373,217
5.90%, 02/15/15	500	542,693
8.55%, 05/15/19	750	998,561
9.40%, 05/15/39	700	1,097,755
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16[a]	500	527,189
2.80%, 02/15/23	500	492,030
3.63%, 01/15/21	484	519,127
4.63%, 01/15/20	350	399,709
5.25%, 12/15/16	228	261,139
5.88%, 01/15/14	102	105,341

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

6.00%, 07/15/18	$779	$942,571
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	1,000	1,018,410
5.50%, 11/15/19	600	692,317
Ecolab Inc.
1.45%, 12/08/17[a]	450	444,321
3.00%, 12/08/16	550	583,727
4.35%, 12/08/21	550	601,983
5.50%, 12/08/41	100	114,182
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	100	103,995
Lubrizol Corp.
8.88%, 02/01/19	250	338,889
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	1,500	1,682,047
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)	350	334,007
2.75%, 04/15/16[a]	150	157,960
5.88%, 04/15/38	150	187,677
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	300	310,730
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	450	480,465
5.63%, 12/01/40	350	397,215
6.50%, 05/15/19	250	307,631
PPG Industries Inc.
1.90%, 01/15/16	100	102,128
3.60%, 11/15/20	100	105,831
5.50%, 11/15/40	250	276,867
6.65%, 03/15/18	150	181,837
Praxair Inc.
1.25%, 11/07/18	250	245,315
2.20%, 08/15/22 (Call 05/15/22)	400	378,754
2.45%, 02/15/22 (Call 11/15/21)	500	486,548
3.00%, 09/01/21	100	101,756
4.05%, 03/15/21	200	218,549
4.63%, 03/30/15[a]	500	536,142
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	300	292,884
Sherwin-Williams Co. (The)
3.13%, 12/15/14	125	129,600
4.00%, 12/15/42 (Call 06/15/42)	250	237,440
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	51,658
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	500	526,691

		24,230,996
COMMERCIAL SERVICES — 0.37%
ADT Corp. (The)
2.25%, 07/15/17	600	599,566
4.13%, 06/15/23	500	498,566
Emory University
5.63%, 09/01/19	250	302,199
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	193,459
6.30%, 07/01/17	100	114,460
Massachusetts Institute of Technology
5.60%, 07/01/11	500	638,406
Moody’s Corp.
5.50%, 09/01/20[a]	100	109,616

Security	Principal (000s)	Value

Princeton University
Series A
4.95%, 03/01/19	$250	$293,601
SAIC Inc.
4.45%, 12/01/20 (Call 09/01/20)	200	210,248
Stanford University
4.75%, 05/01/19	159	185,715
Vanderbilt University
5.25%, 04/01/19	250	294,546
Verisk Analytics Inc.
4.13%, 09/12/22	250	256,093
Western Union Co. (The)
3.65%, 08/22/18[a]	250	261,517
5.25%, 04/01/20[a]	160	170,298
5.93%, 10/01/16	650	726,274
Yale University
2.90%, 10/15/14	125	129,225

		4,983,789
COMPUTERS — 1.23%
Apple Inc.
1.00%, 05/03/18	500	490,795
3.85%, 05/04/43	850	784,318
Computer Sciences Corp.
6.50%, 03/15/18	600	688,718
Dell Inc.
2.30%, 09/10/15[a]	1,050	1,050,000
5.88%, 06/15/19[a]	200	210,000
Hewlett-Packard Co.
2.13%, 09/13/15[a]	400	407,336
2.60%, 09/15/17[a]	1,300	1,323,921
2.65%, 06/01/16	400	411,605
4.30%, 06/01/21	1,700	1,706,845
4.38%, 09/15/21	150	150,664
4.75%, 06/02/14	700	725,720
6.00%, 09/15/41	300	302,339
International Business Machines Corp.
0.55%, 02/06/15	700	700,856
0.88%, 10/31/14	750	754,733
1.25%, 02/06/17	800	798,615
1.25%, 02/08/18	1,100	1,090,152
1.95%, 07/22/16	900	929,920
2.90%, 11/01/21[a]	800	808,342
4.00%, 06/20/42	690	673,526
5.60%, 11/30/39	642	785,809
5.70%, 09/14/17	784	923,099
7.63%, 10/15/18	570	740,016
NetApp Inc.
2.00%, 12/15/17	350	346,270

		16,803,599
COSMETICS & PERSONAL CARE — 0.39%
Avon Products Inc.
6.50%, 03/01/19	600	686,317
Colgate-Palmolive Co.
1.30%, 01/15/17	600	603,860
2.95%, 11/01/20	250	259,977
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	100	95,895
Procter & Gamble Co. (The)

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

1.45%, 08/15/16	$900	$918,338
2.30%, 02/06/22	500	489,925
3.50%, 02/15/15	725	762,438
4.70%, 02/15/19	750	867,496
5.55%, 03/05/37	578	705,251

		5,389,497
DISTRIBUTION & WHOLESALE — 0.05%
Arrow Electronics Inc.
3.38%, 11/01/15[a]	250	259,107
4.50%, 03/01/23 (Call 12/01/22)[a]	250	251,719
Ingram Micro Inc.
5.25%, 09/01/17	150	161,514

		672,340
DIVERSIFIED FINANCIAL SERVICES — 6.22%
Alterra Finance LLC
6.25%, 09/30/20	100	115,540
American Express Co.
2.65%, 12/02/22	362	346,943
4.05%, 12/03/42	675	611,147
6.80%, 09/01/66 (Call 09/01/16)[c]	128	140,160
7.00%, 03/19/18	806	991,690
7.25%, 05/20/14	600	639,076
American Express Credit Corp.
1.75%, 06/12/15	500	509,479
2.75%, 09/15/15	900	938,532
2.80%, 09/19/16	1,300	1,366,019
Series D
5.13%, 08/25/14	450	475,055
Ameriprise Financial Inc.
5.65%, 11/15/15	600	668,953
Associates Corp. of North America
6.95%, 11/01/18	1,105	1,340,259
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	600	671,112
5.70%, 11/15/14	570	609,415
7.25%, 02/01/18	750	917,143
Boeing Capital Corp.
4.70%, 10/27/19	250	287,983
Capital One Bank (USA) N.A.
8.80%, 07/15/19	850	1,132,340
Caterpillar Financial Services Corp.
1.05%, 03/26/15	500	504,275
2.05%, 08/01/16	1,700	1,754,160
2.63%, 03/01/23	1,000	965,996
7.15%, 02/15/19	400	506,877
Charles Schwab Corp. (The)
3.23%, 09/01/22	600	602,124
CME Group Inc.
3.00%, 09/15/22	900	877,810
Countrywide Financial Corp.
6.25%, 05/15/16	575	641,194
Credit Suisse (USA) Inc.
5.38%, 03/02/16[a]	969	1,079,470
7.13%, 07/15/32	150	206,252
Discover Financial Services
5.20%, 04/27/22	250	275,032
Ford Motor Credit Co. LLC
2.38%, 01/16/18	500	498,328

Security	Principal (000s)	Value

2.50%, 01/15/16	$500	$509,246
3.00%, 06/12/17	1,000	1,025,955
4.25%, 02/03/17	1,700	1,817,191
5.00%, 05/15/18	900	993,134
5.75%, 02/01/21	2,500	2,824,982
6.63%, 08/15/17	500	582,009
7.00%, 04/15/15	497	545,362
8.00%, 12/15/16	500	599,631
Franklin Resources Inc.
2.80%, 09/15/22	600	588,401
General Electric Capital Corp.
1.00%, 01/08/16	800	800,311
1.63%, 04/02/18[a]	2,250	2,232,011
2.15%, 01/09/15	1,100	1,125,297
2.25%, 11/09/15	1,050	1,083,941
2.95%, 05/09/16	1,000	1,053,210
3.10%, 01/09/23[a]	750	728,069
3.50%, 06/29/15	1,100	1,159,044
4.63%, 01/07/21	1,150	1,271,176
4.65%, 10/17/21	1,000	1,108,879
4.88%, 03/04/15	1,050	1,124,800
5.00%, 01/08/16	1,410	1,550,519
5.30%, 02/11/21	750	845,179
5.40%, 02/15/17	750	850,727
5.63%, 09/15/17	1,050	1,215,111
5.63%, 05/01/18	1,200	1,407,120
5.65%, 06/09/14	650	683,904
5.88%, 01/14/38	3,450	3,959,188
6.00%, 08/07/19	675	811,766
6.88%, 01/10/39	800	1,023,226
Series A
3.75%, 11/14/14	800	835,124
6.75%, 03/15/32	767	958,181
Series GMTN
6.38%, 11/15/67 (Call 11/15/17)[a,c]	400	428,000
Goldman Sachs Capital I
6.35%, 02/15/34	920	947,600
HSBC Finance Corp.
5.00%, 06/30/15	800	862,157
5.50%, 01/19/16	750	831,176
6.68%, 01/15/21	614	726,303
Jefferies Group LLC
3.88%, 11/09/15	200	209,824
5.13%, 04/13/18	950	1,043,083
6.45%, 06/08/27	250	274,021
6.50%, 01/20/43	500	534,976
8.50%, 07/15/19[a]	200	250,304
John Deere Capital Corp.
0.88%, 04/17/15	750	753,749
1.85%, 09/15/16	200	205,127
2.25%, 06/07/16[a]	500	518,152
2.75%, 03/15/22	850	842,751
2.95%, 03/09/15	400	416,856
3.15%, 10/15/21	500	514,473
Lazard Group LLC
6.85%, 06/15/17[a]	300	341,806
Legg Mason Inc.
5.50%, 05/21/19	250	267,440
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	741	777,212
6.05%, 05/16/16	650	722,181
6.11%, 01/29/37	300	318,188
6.40%, 08/28/17	776	900,653

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

6.88%, 04/25/18	$1,275	$1,521,086
7.75%, 05/14/38	1,150	1,454,186
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18[a]	83	89,524
5.55%, 01/15/20	250	266,937
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	550	553,586
3.05%, 02/15/22 (Call 11/15/21)	500	509,725
10.38%, 11/01/18	1,450	2,075,198
Series C
8.00%, 03/01/32	325	465,805
Nomura Holdings Inc.
2.00%, 09/13/16	900	897,012
4.13%, 01/19/16[a]	500	526,392
5.00%, 03/04/15	250	264,419
6.70%, 03/04/20	550	643,878
ORIX Corp.
4.71%, 04/27/15	500	528,803
PACCAR Financial Corp.
0.70%, 11/16/15	500	498,339
1.55%, 09/29/14	500	507,227
Raymond James Financial Inc.
4.25%, 04/15/16	50	52,616
SLM Corp.
4.63%, 09/25/17	300	298,500
5.63%, 08/01/33	250	210,000
6.25%, 01/25/16	108	114,210
7.25%, 01/25/22	500	520,000
8.00%, 03/25/20	400	436,000
TD Ameritrade Holding Corp.
5.60%, 12/01/19	250	294,617
Toyota Motor Credit Corp.
1.00%, 02/17/15	750	755,790
1.25%, 11/17/14	450	454,604
1.38%, 01/10/18[a]	600	595,038
2.00%, 09/15/16	750	773,098
2.63%, 01/10/23	300	289,686
3.20%, 06/17/15	550	577,907
3.30%, 01/12/22	600	615,393
3.40%, 09/15/21	400	417,327

		84,877,993
ELECTRIC — 5.31%
Alabama Power Co.
3.38%, 10/01/20[a]	500	528,789
4.10%, 01/15/42	450	432,239
6.00%, 03/01/39	500	616,986
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	750	744,202
Appalachian Power Co.
7.00%, 04/01/38	200	262,651
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	350	358,949
5.80%, 06/30/14	400	421,442
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	250	305,925
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	500	515,072
3.40%, 09/01/21 (Call 06/01/21)	200	211,957
5.80%, 03/15/18	405	478,628
6.45%, 01/15/38	500	656,597

Security	Principal (000s)	Value

Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	$150	$144,867
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	1,000	959,030
5.50%, 12/01/39	550	651,639
6.30%, 08/15/37	548	702,850
6.65%, 04/01/19	350	439,216
Constellation Energy Group Inc.
4.55%, 06/15/15	434	463,588
Consumers Energy Co.
6.70%, 09/15/19	850	1,073,572
Detroit Edison Co. (The)
5.70%, 10/01/37	550	668,088
Dominion Resources Inc.
4.45%, 03/15/21	300	334,189
7.00%, 06/15/38	250	336,738
8.88%, 01/15/19	600	803,230
Series B
2.75%, 09/15/22 (Call 06/15/22)[a]	900	877,558
Series C
5.15%, 07/15/15	417	453,643
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	450	493,339
4.25%, 12/15/41 (Call 06/15/41)	710	697,200
6.05%, 04/15/38	500	618,544
Duke Energy Corp.
1.63%, 08/15/17	500	498,113
2.15%, 11/15/16	450	462,040
3.05%, 08/15/22 (Call 05/15/22)	300	297,370
3.55%, 09/15/21 (Call 06/15/21)[a]	200	207,658
3.95%, 09/15/14	500	520,435
Duke Energy Indiana Inc.
6.35%, 08/15/38	600	754,414
Duke Energy Progress Inc.
5.30%, 01/15/19	600	704,844
Edison International
3.75%, 09/15/17[a]	200	215,182
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	300	320,303
Entergy Louisiana LLC
1.88%, 12/15/14	700	711,412
Entergy Texas Inc.
7.13%, 02/01/19	750	916,721
Exelon Corp.
4.90%, 06/15/15	457	491,370
Exelon Generation Co. LLC
5.20%, 10/01/19[a]	250	280,302
5.35%, 01/15/14	334	343,481
5.60%, 06/15/42 (Call 12/15/41)	855	906,613
6.25%, 10/01/39	500	571,493
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	250	249,796
Series C
7.38%, 11/15/31	570	643,538
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	500	565,085
6.80%, 08/15/39	700	794,462
Florida Power & Light Co.
5.25%, 02/01/41 (Call 08/01/40)	250	291,294
5.95%, 02/01/38	475	594,933
5.96%, 04/01/39	600	755,293
Florida Power Corp.

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

3.85%, 11/15/42 (Call 05/15/42)	$1,000	$920,212
5.65%, 04/01/40	200	238,000
6.40%, 06/15/38	485	623,263
Georgia Power Co.
4.30%, 03/15/42	1,000	983,395
5.40%, 06/01/40	200	227,224
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	54,691
Iberdrola International BV
6.75%, 07/15/36	200	214,892
Indiana Michigan Power Co.
7.00%, 03/15/19	600	744,712
Integrys Energy Group Inc.
4.17%, 11/01/20	100	109,747
Interstate Power & Light Co.
6.25%, 07/15/39	100	129,630
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	200	215,515
Kentucky Utilities Co.
1.63%, 11/01/15	50	51,037
5.13%, 11/01/40 (Call 05/01/40)	350	405,501
LG&E and KU Energy LLC
2.13%, 11/15/15	200	204,919
4.38%, 10/01/21 (Call 07/01/21)	500	537,489
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	650	766,732
6.13%, 04/01/36	1,088	1,304,970
6.50%, 09/15/37	550	690,390
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	246,765
4.90%, 12/01/21 (Call 09/01/21)	300	324,076
Nevada Power Co.
6.65%, 04/01/36	250	326,529
7.13%, 03/15/19	700	884,298
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	500	503,098
4.50%, 06/01/21 (Call 03/01/21)	750	822,949
6.00%, 03/01/19[a]	150	176,646
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)[a]	500	537,879
5.80%, 02/01/42 (Call 08/01/41)	100	110,364
6.40%, 03/15/18	800	949,965
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	239,091
5.50%, 03/15/40	125	148,895
Oglethorpe Power Corp.
5.25%, 09/01/50	200	212,204
5.38%, 11/01/40	295	323,473
Ohio Power Co.
Series M
5.38%, 10/01/21[a]	550	646,540
Oklahoma Gas & Electric Co.
5.25%, 05/15/41 (Call 11/15/40)	400	460,037
Oncor Electric Delivery Co.
6.80%, 09/01/18	150	184,881
7.00%, 09/01/22	535	683,782
7.50%, 09/01/38	750	1,038,621
Pacific Gas & Electric Co.
4.80%, 03/01/14	363	374,270
5.40%, 01/15/40	650	741,092
6.05%, 03/01/34	775	954,776
6.25%, 03/01/39	550	688,790
8.25%, 10/15/18	900	1,185,234

Security	Principal (000s)	Value

PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)[a]	$750	$763,457
3.85%, 06/15/21 (Call 03/15/21)	650	705,639
6.00%, 01/15/39	500	625,584
Portland General Electric Co.
6.10%, 04/15/19	200	243,996
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	153,992
5.20%, 07/15/41 (Call 01/15/41)	400	464,754
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[a]	200	210,417
6.20%, 05/15/16	272	304,418
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	200	218,256
7.75%, 03/01/31	500	675,416
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)	100	106,248
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	750	717,634
4.75%, 08/15/41 (Call 02/15/41)	50	54,544
Public Service Co. of Oklahoma
4.40%, 02/01/21	200	220,337
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	250	240,607
5.50%, 03/01/40[a]	500	602,729
Series D
5.70%, 12/01/36	250	307,296
Series G
0.85%, 08/15/14	1,000	1,003,517
Puget Sound Energy Inc.
5.76%, 10/01/39	250	306,522
5.76%, 07/15/40	250	310,022
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	206,469
3.95%, 11/15/41	450	440,796
6.00%, 06/01/39[a]	200	258,818
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	200	204,603
4.75%, 05/15/21 (Call 02/15/21)	550	589,945
South Carolina Electric & Gas Co.
6.05%, 01/15/38	250	306,798
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	350	384,238
5.50%, 08/15/18[a]	450	536,115
5.50%, 03/15/40	350	420,060
5.75%, 04/01/35	600	734,779
6.00%, 01/15/34	457	572,491
Southern Co. (The)
1.95%, 09/01/16	875	895,716
2.38%, 09/15/15	200	206,728
Southern Power Co.
5.15%, 09/15/41	100	107,619
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	500	512,493
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	500	489,445
TECO Finance Inc.
6.57%, 11/01/17	600	718,256
TransAlta Corp.
4.75%, 01/15/15	750	787,349
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	500	554,272

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

UIL Holdings Corp.
4.63%, 10/01/20	$100	$105,822
Union Electric Co.
6.70%, 02/01/19[a]	1,250	1,555,773
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	400	409,257
5.40%, 04/30/18[a]	486	571,720
8.88%, 11/15/38	600	983,417
Series A
6.00%, 05/15/37	300	377,261
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)[a]	50	49,277
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	206,368
4.25%, 12/15/19	450	508,874
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	1,200	1,374,987
6.50%, 07/01/36	550	702,996

		72,541,581
ELECTRICAL COMPONENTS & EQUIPMENT — 0.10%
Emerson Electric Co.
4.25%, 11/15/20	250	278,506
5.00%, 04/15/19	700	807,476
Energizer Holdings Inc.
4.70%, 05/24/22[a]	250	258,699

		1,344,681
ELECTRONICS — 0.54%
Agilent Technologies Inc.
5.00%, 07/15/20	500	557,230
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	300	306,890
Avnet Inc.
4.88%, 12/01/22[a]	500	513,971
Honeywell International Inc.
4.25%, 03/01/21	450	503,134
5.00%, 02/15/19	250	292,033
5.30%, 03/01/18	600	704,195
5.70%, 03/15/37	500	608,509
Jabil Circuit Inc.
4.70%, 09/15/22[a]	500	507,500
Koninklijke Philips Electronics NV
3.75%, 03/15/22	200	209,298
5.00%, 03/15/42	250	269,540
5.75%, 03/11/18	800	943,959
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)[a]	50	53,614
Thermo Fisher Scientific Inc.
2.25%, 08/15/16	600	614,885
3.20%, 03/01/16	600	629,779
4.50%, 03/01/21	650	702,459

		7,416,996
ENGINEERING & CONSTRUCTION — 0.12%
ABB Finance (USA) Inc.
1.63%, 05/08/17	500	500,253
2.88%, 05/08/22	250	248,337

Security	Principal (000s)	Value

Fluor Corp.
3.38%, 09/15/21	$800	$827,192

		1,575,782
ENTERTAINMENT — 0.01%
International Game Technology
7.50%, 06/15/19	150	176,174

		176,174
ENVIRONMENTAL CONTROL — 0.35%
Republic Services Inc.
3.80%, 05/15/18	800	863,755
4.75%, 05/15/23 (Call 02/15/23)	1,100	1,199,255
6.20%, 03/01/40	500	592,751
Waste Management Inc.
2.60%, 09/01/16	100	104,107
6.10%, 03/15/18[a]	250	295,347
6.13%, 11/30/39	550	664,077
6.38%, 03/11/15	500	547,446
7.00%, 07/15/28	114	147,063
7.38%, 03/11/19	250	309,582

		4,723,383
FOOD — 1.75%
Campbell Soup Co.
3.05%, 07/15/17	500	525,773
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	1,200	1,182,294
3.25%, 09/15/22	750	743,432
4.95%, 08/15/20[a,e]	100	109,090
7.00%, 04/15/19[a]	450	551,716
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19[a]	250	259,089
6.50%, 06/15/17[a]	450	514,426
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	700	718,537
5.20%, 03/17/15	250	269,898
5.65%, 02/15/19	625	741,912
H.J. Heinz Co.
1.50%, 03/01/17	250	252,500
2.85%, 03/01/22 (Call 12/01/21)[a]	350	343,000
3.13%, 09/12/21 (Call 06/12/21)	350	344,750
Hershey Co. (The)
1.50%, 11/01/16	500	505,261
4.13%, 12/01/20	100	110,977
Ingredion Inc.
4.63%, 11/01/20[a]	150	163,388
Kellogg Co.
1.75%, 05/17/17	500	504,246
1.88%, 11/17/16	400	410,158
2.75%, 03/01/23	500	484,938
4.00%, 12/15/20	402	437,139
Series B
7.45%, 04/01/31	342	457,584
Kraft Foods Group Inc.
2.25%, 06/05/17	750	769,509
3.50%, 06/06/22	600	615,885
6.88%, 01/26/39	1,500	1,958,405
Kroger Co. (The)

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

2.20%, 01/15/17[a]	$750	$767,150
3.40%, 04/15/22 (Call 01/15/22)[a]	350	356,293
5.40%, 07/15/40 (Call 01/15/40)	250	266,992
7.50%, 01/15/14	100	104,151
7.50%, 04/01/31	350	450,384
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	300	318,588
Mondelez International Inc.
4.13%, 02/09/16	850	918,289
5.38%, 02/10/20	1,750	2,026,622
6.13%, 02/01/18	490	578,459
6.13%, 08/23/18	350	417,893
6.50%, 02/09/40	750	941,724
6.88%, 02/01/38	450	580,854
Safeway Inc.
3.95%, 08/15/20[a]	750	766,971
Sysco Corp.
6.63%, 03/17/39	100	130,539
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)[a]	500	531,329
Unilever Capital Corp.
2.75%, 02/10/16	550	576,923
4.25%, 02/10/21	700	783,128
5.90%, 11/15/32	342	442,791

		23,932,987
FOREST PRODUCTS & PAPER — 0.33%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	600	617,112
7.25%, 07/29/19	100	117,607
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	200	196,968
6.25%, 09/01/42	250	246,274
Georgia-Pacific LLC
7.75%, 11/15/29	500	676,033
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	150	165,582
6.00%, 11/15/41 (Call 05/15/41)	50	57,697
7.50%, 08/15/21	700	896,424
7.95%, 06/15/18	347	441,704
9.38%, 05/15/19	650	883,710
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	250	236,674

		4,535,785
GAS — 0.27%
AGL Capital Corp.
5.25%, 08/15/19	200	232,697
5.88%, 03/15/41 (Call 09/15/40)	200	237,564
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	250	242,033
5.50%, 06/15/41 (Call 12/15/40)	100	116,335
8.50%, 03/15/19	300	398,374
National Grid PLC
6.30%, 08/01/16	400	459,759
Questar Corp.
2.75%, 02/01/16	50	51,621
Sempra Energy
2.30%, 04/01/17	500	512,992
6.00%, 10/15/39	750	910,473

Security	Principal (000s)	Value

9.80%, 02/15/19	$400	$551,816

		3,713,664
HAND & MACHINE TOOLS — 0.11%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	500	489,900
Stanley Black & Decker Inc.
2.90%, 11/01/22	500	489,470
3.40%, 12/01/21 (Call 09/01/21)	500	513,389

		1,492,759
HEALTH CARE — PRODUCTS — 0.82%
Baxter International Inc.
1.85%, 01/15/17	1,000	1,014,124
5.38%, 06/01/18	350	406,334
Becton, Dickinson and Co.
3.25%, 11/12/20	1,150	1,195,544
Boston Scientific Corp.
6.00%, 01/15/20	550	639,082
CareFusion Corp.
5.13%, 08/01/14	400	419,052
Covidien International Finance SA
6.00%, 10/15/17	550	647,755
6.55%, 10/15/37	500	651,460
CR Bard Inc.
1.38%, 01/15/18	300	296,364
2.88%, 01/15/16	100	104,562
Hospira Inc.
6.05%, 03/30/17	350	383,054
Medtronic Inc.
1.38%, 04/01/18	1,250	1,239,947
3.00%, 03/15/15	500	521,438
3.13%, 03/15/22 (Call 12/15/21)[a]	400	409,501
4.45%, 03/15/20	450	507,156
5.55%, 03/15/40	500	599,539
5.60%, 03/15/19	250	292,278
St. Jude Medical Inc.
2.50%, 01/15/16	100	102,940
4.75%, 04/15/43 (Call 10/15/42)	500	499,019
Stryker Corp.
1.30%, 04/01/18[a]	500	493,088
2.00%, 09/30/16	300	310,054
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)[a]	500	505,944

		11,238,235
HEALTH CARE — SERVICES — 1.13%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	500	502,465
2.75%, 11/15/22 (Call 08/15/22)	700	669,483
3.95%, 09/01/20	100	106,749
4.13%, 06/01/21 (Call 03/01/21)[a]	400	430,634
6.63%, 06/15/36	550	694,203
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)	150	164,245
4.50%, 03/15/21 (Call 12/15/20)[a]	450	496,224
5.13%, 06/15/20	925	1,051,387
5.38%, 02/15/42 (Call 08/15/41)	300	336,920

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	$150	$172,996
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	500	483,594
6.45%, 06/01/16	300	343,358
7.20%, 06/15/18[a]	750	908,066
Laboratory Corp. of America Holdings
3.13%, 05/15/16[a]	500	521,116
3.75%, 08/23/22 (Call 05/23/22)	250	248,829
Quest Diagnostics Inc.
4.70%, 04/01/21	200	213,342
6.95%, 07/01/37	250	302,166
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)[a]	600	578,578
4.63%, 11/15/41 (Call 05/15/41)	200	201,031
4.70%, 02/15/21 (Call 11/15/20)[a]	350	395,467
5.38%, 03/15/16	250	279,235
5.80%, 03/15/36	774	899,173
6.00%, 02/15/18	766	914,396
6.88%, 02/15/38	250	327,103
WellPoint Inc.
1.88%, 01/15/18	750	750,870
3.70%, 08/15/21 (Call 05/15/21)	800	833,027
4.35%, 08/15/20	200	219,271
4.63%, 05/15/42	500	494,717
5.25%, 01/15/16	750	828,481
6.38%, 06/15/37	850	1,033,895

		15,401,021
HOME BUILDERS — 0.02%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	250	252,650

		252,650
HOME FURNISHINGS — 0.04%
Whirlpool Corp.
4.85%, 06/15/21[a]	500	552,091

		552,091
HOUSEHOLD PRODUCTS & WARES — 0.15%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	250	243,615
Church & Dwight Co. Inc.
3.35%, 12/15/15	50	52,160
Clorox Co. (The)
3.80%, 11/15/21	700	727,724
Kimberly-Clark Corp.
6.13%, 08/01/17	550	654,859
6.63%, 08/01/37	150	202,308
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	200	208,429

		2,089,095
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	500	518,396
4.70%, 08/15/20[a]	100	109,512

		627,908

Security	Principal (000s)	Value

INSURANCE — 3.43%
ACE INA Holdings Inc.
2.60%, 11/23/15[a]	$800	$835,121
5.88%, 06/15/14	250	263,349
5.90%, 06/15/19[a]	350	426,876
Aflac Inc.
6.45%, 08/15/40	150	183,113
8.50%, 05/15/19	550	731,606
Alleghany Corp.
4.95%, 06/27/22	150	164,818
5.63%, 09/15/20[a]	100	112,465
Allstate Corp. (The)
5.00%, 08/15/14	250	262,859
5.20%, 01/15/42	400	461,689
5.55%, 05/09/35	754	906,025
7.45%, 05/16/19	400	523,232
American International Group Inc.
3.80%, 03/22/17	500	533,816
4.88%, 09/15/16	600	663,211
4.88%, 06/01/22	500	553,495
5.05%, 10/01/15	800	872,454
5.85%, 01/16/18	234	269,707
6.25%, 03/15/37	700	777,000
6.40%, 12/15/20	1,250	1,517,894
8.18%, 05/15/58 (Call 05/15/38)[c]	750	982,500
8.25%, 08/15/18	800	1,018,768
Aon PLC
5.00%, 09/30/20	250	283,375
6.25%, 09/30/40	465	575,903
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[a]	100	114,231
AXA SA
8.60%, 12/15/30	400	519,000
Axis Specialty Finance LLC
5.88%, 06/01/20	250	284,749
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	1,000	1,044,163
4.40%, 05/15/42	400	389,638
5.40%, 05/15/18[a]	1,015	1,192,846
5.75%, 01/15/40	250	291,224
Berkshire Hathaway Inc.
1.90%, 01/31/17	800	815,724
4.50%, 02/11/43	750	738,837
Chubb Corp. (The)
5.75%, 05/15/18	725	864,044
6.50%, 05/15/38	250	331,712
CNA Financial Corp.
5.88%, 08/15/20[a]	750	869,775
Fidelity National Financial Inc.
5.50%, 09/01/22	250	276,496
GE Global Insurance Holding Corp.
7.00%, 02/15/26	250	312,445
Genworth Financial Inc.
6.52%, 05/22/18[a]	300	347,671
7.63%, 09/24/21[a]	850	1,048,404
Genworth Holdings Inc.
5.75%, 06/15/14[a]	500	524,375
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	200	227,076
Hartford Financial Services Group Inc.
5.13%, 04/15/22	1,200	1,369,179

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

6.63%, 03/30/40	$500	$628,656
Infinity Property & Casualty Corp.
5.00%, 09/19/22[a]	250	256,336
ING U.S. Inc.
5.50%, 07/15/22[e]	250	279,222
Kemper Corp.
6.00%, 11/30/15	100	108,658
Lincoln National Corp.
4.20%, 03/15/22	550	584,878
4.85%, 06/24/21	50	55,409
7.00%, 06/15/40	250	326,292
8.75%, 07/01/19	775	1,031,346
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	500	474,408
Manulife Financial Corp.
4.90%, 09/17/20	250	276,413
Markel Corp.
5.35%, 06/01/21	300	334,885
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	200	224,627
5.75%, 09/15/15	600	662,783
MetLife Inc.
3.05%, 12/15/22	600	586,876
4.75%, 02/08/21	650	735,635
5.00%, 06/15/15	390	422,175
5.88%, 02/06/41	200	238,195
6.40%, 12/15/66 (Call 12/15/31)	675	761,063
6.75%, 06/01/16	150	174,581
7.72%, 02/15/19	750	968,444
Principal Financial Group Inc.
1.85%, 11/15/17	500	500,676
3.13%, 05/15/23	250	246,099
3.30%, 09/15/22	600	601,885
6.05%, 10/15/36	300	363,738
Progressive Corp. (The)
3.75%, 08/23/21[a]	400	427,433
6.70%, 06/15/67 (Call 06/15/17)[a,c]	400	449,000
Protective Life Corp.
8.45%, 10/15/39	250	337,135
Prudential Financial Inc.
3.00%, 05/12/16	450	473,991
5.63%, 06/15/43 (Call 06/15/23)[c]	450	474,750
5.70%, 12/14/36	285	319,119
5.88%, 09/15/42 (Call 09/15/22)[c]	250	270,000
7.38%, 06/15/19	700	890,247
8.88%, 06/15/38 (Call 06/15/18)[c]	250	311,250
Series B
5.10%, 09/20/14	650	686,522
Series D
4.75%, 09/17/15	250	271,050
6.00%, 12/01/17	250	292,851
6.63%, 12/01/37	850	1,058,976
Reinsurance Group of America Inc.
5.00%, 06/01/21	400	436,300
Torchmark Corp.
9.25%, 06/15/19	125	165,836
Transatlantic Holdings Inc.
8.00%, 11/30/39	250	341,394
Travelers Companies Inc. (The)
5.80%, 05/15/18	285	340,333
5.90%, 06/02/19[a]	300	364,580
6.25%, 06/15/37	250	322,064

Security	Principal (000s)	Value

Travelers Property Casualty Corp.
6.38%, 03/15/33	$550	$706,004
Unum Group
7.13%, 09/30/16	175	204,031
Willis North America Inc.
7.00%, 09/29/19	450	528,959
WR Berkley Corp.
4.63%, 03/15/22	300	321,572
5.38%, 09/15/20[a]	200	222,162
XL Group PLC
5.25%, 09/15/14	500	527,093
XLIT Ltd.
5.75%, 10/01/21	600	710,623

		46,777,420
INTERNET — 0.30%
Amazon.com Inc.
0.65%, 11/27/15	250	249,343
1.20%, 11/29/17	250	246,020
eBay Inc.
1.35%, 07/15/17	1,650	1,650,113
1.63%, 10/15/15	200	204,407
2.60%, 07/15/22 (Call 04/15/22)	50	48,374
3.25%, 10/15/20 (Call 07/15/20)	100	103,804
Expedia Inc.
5.95%, 08/15/20[a]	300	333,000
Google Inc.
2.13%, 05/19/16	300	312,307
3.63%, 05/19/21	200	217,515
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	250	256,156
4.20%, 09/15/20	500	525,277

		4,146,316
IRON & STEEL — 0.19%
Allegheny Technologies Inc.
9.38%, 06/01/19	150	188,694
Cliffs Natural Resources Inc.
3.95%, 01/15/18[a]	750	741,175
4.80%, 10/01/20[a]	200	192,914
4.88%, 04/01/21 (Call 01/01/21)[a]	203	195,747
Nucor Corp.
5.75%, 12/01/17[a]	475	555,494
6.40%, 12/01/37[a]	250	310,527
Vale SA
5.63%, 09/11/42[a]	500	465,664

		2,650,215
LODGING — 0.13%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	235	229,354
5.38%, 08/15/21 (Call 05/15/21)	300	333,041
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	200	206,376
3.25%, 09/15/22 (Call 06/15/22)	250	242,939
Starwood Hotels & Resorts Worldwide Inc.
7.15%, 12/01/19	350	436,563
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	200	205,481
4.25%, 03/01/22 (Call 12/01/21)	150	153,110

		1,806,864

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

MACHINERY — 0.42%
Caterpillar Inc.
3.90%, 05/27/21	$650	$705,220
5.20%, 05/27/41	750	834,118
5.70%, 08/15/16	640	734,546
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,000	983,358
4.38%, 10/16/19	500	571,436
5.38%, 10/16/29	350	414,751
Joy Global Inc.
5.13%, 10/15/21[a]	300	326,914
Rockwell Automation Inc.
6.70%, 01/15/28	125	166,879
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	500	488,555
Xylem Inc.
3.55%, 09/20/16	500	529,499

		5,755,276
MANUFACTURING — 0.94%
3M Co.
1.38%, 09/29/16	450	458,110
5.70%, 03/15/37	500	617,122
Series E
4.38%, 08/15/13	370	372,914
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	250	246,857
Cooper US Inc.
3.88%, 12/15/20 (Call 09/15/20)	50	53,488
Danaher Corp.
2.30%, 06/23/16	50	52,024
3.90%, 06/23/21 (Call 03/23/21)	450	491,944
5.40%, 03/01/19	600	710,332
Dover Corp.
5.38%, 10/15/35	250	292,652
5.38%, 03/01/41 (Call 12/01/40)	250	293,451
5.45%, 03/15/18	100	117,940
Eaton Corp.
1.50%, 11/02/17[e]	500	495,374
4.00%, 11/02/32[e]	750	726,133
Eaton Corp. PLC
5.60%, 05/15/18	500	579,442
General Electric Co.
0.85%, 10/09/15	900	901,953
4.13%, 10/09/42	750	719,504
5.25%, 12/06/17	1,243	1,438,156
Harsco Corp.
2.70%, 10/15/15	200	201,572
5.75%, 05/15/18	400	428,797
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	100	104,773
4.88%, 09/15/41 (Call 03/15/41)	100	107,704
6.25%, 04/01/19	600	726,177
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	239,232
9.50%, 04/15/14	300	321,993

Security	Principal (000s)	Value

Parker Hannifin Corp.
Series A
6.25%, 05/15/38	$100	$127,996
Pentair Finance SA
2.65%, 12/01/19	500	495,554
3.15%, 09/15/22 (Call 06/15/22)	250	240,025
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	54,459
Textron Inc.
4.63%, 09/21/16	100	107,506
5.95%, 09/21/21 (Call 06/21/21)	200	227,957
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)[a]	150	148,774
6.55%, 10/01/17	665	784,271

		12,884,186
MEDIA — 3.71%
CBS Corp.
1.95%, 07/01/17	500	504,944
3.38%, 03/01/22 (Call 12/01/21)[a]	500	500,542
5.75%, 04/15/20	350	405,586
7.88%, 07/30/30	570	750,045
CC Holdings GS V LLC
3.85%, 04/15/23[e]	500	495,478
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	700	1,043,143
Comcast Corp.
4.25%, 01/15/33	250	250,256
4.65%, 07/15/42	1,400	1,447,265
5.15%, 03/01/20	1,500	1,749,471
5.30%, 01/15/14	300	308,736
5.70%, 07/01/19	780	939,649
5.90%, 03/15/16	900	1,022,185
6.45%, 03/15/37	570	722,267
6.95%, 08/15/37	1,485	1,980,074
COX Communications Inc.
5.45%, 12/15/14	224	240,520
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	950	1,008,263
3.80%, 03/15/22	950	959,870
4.75%, 10/01/14	200	210,573
5.00%, 03/01/21	900	1,001,220
5.15%, 03/15/42	500	483,791
5.20%, 03/15/20	650	736,782
5.88%, 10/01/19	100	117,423
6.00%, 08/15/40 (Call 05/15/40)	350	374,836
6.38%, 03/01/41	200	224,368
Discovery Communications LLC
4.38%, 06/15/21	700	759,948
5.05%, 06/01/20	300	341,409
6.35%, 06/01/40	500	600,095
Grupo Televisa SAB de CV CPO
6.63%, 03/18/25	750	913,071
NBCUniversal Media LLC
2.88%, 04/01/16	600	632,126
3.65%, 04/30/15	500	528,121
4.38%, 04/01/21	550	614,218
5.15%, 04/30/20	450	527,454
5.95%, 04/01/41	200	240,630
6.40%, 04/30/40	500	637,002
News America Inc.
4.50%, 02/15/21	800	885,453

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

5.30%, 12/15/14	$792	$847,325
6.15%, 02/15/41	1,150	1,339,016
6.65%, 11/15/37	1,176	1,434,359
6.90%, 08/15/39	725	907,274
Scripps Networks Interactive Inc.
2.70%, 12/15/16	200	208,771
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	200	211,773
6.50%, 07/15/18	800	965,685
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	1,000	1,045,730
5.00%, 02/01/20	300	336,766
5.50%, 09/01/41 (Call 03/01/41)	1,550	1,578,320
5.85%, 05/01/17	1,000	1,150,511
6.20%, 07/01/13	200	200,787
6.55%, 05/01/37	513	584,752
6.75%, 07/01/18	800	969,925
6.75%, 06/15/39	500	584,259
7.30%, 07/01/38	350	430,078
7.50%, 04/01/14	350	369,564
8.25%, 04/01/19	1,030	1,323,825
Time Warner Inc.
3.15%, 07/15/15	600	628,871
3.40%, 06/15/22[a]	1,050	1,057,310
4.75%, 03/29/21	200	224,099
4.88%, 03/15/20	678	768,433
5.88%, 11/15/16	450	518,440
6.10%, 07/15/40	450	516,275
6.25%, 03/29/41	978	1,145,447
7.63%, 04/15/31	650	876,025
7.70%, 05/01/32	437	591,897
Viacom Inc.
1.25%, 02/27/15	150	151,015
3.50%, 04/01/17[a]	250	266,645
3.88%, 12/15/21[a]	900	940,947
4.50%, 03/01/21[a]	200	216,853
6.88%, 04/30/36	500	608,142
Walt Disney Co. (The)
0.88%, 12/01/14	500	502,972
1.13%, 02/15/17	550	546,562
2.35%, 12/01/22	900	859,868
3.70%, 12/01/42	500	464,985
4.38%, 08/16/41	400	417,450
5.50%, 03/15/19	250	296,273
7.00%, 03/01/32	250	344,515

		50,588,558
METAL FABRICATE & HARDWARE — 0.12%
Precision Castparts Corp.
1.25%, 01/15/18	1,350	1,332,102
2.50%, 01/15/23 (Call 10/15/22)	100	96,414
3.90%, 01/15/43 (Call 07/15/42)	250	238,897

		1,667,413
MINING — 2.11%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)	750	762,632
5.55%, 02/01/17[a]	171	185,295
5.72%, 02/23/19	400	429,625
5.95%, 02/01/37[a]	521	499,785

Security	Principal (000s)	Value

6.15%, 08/15/20	$400	$428,006
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	250	245,768
6.50%, 04/15/40	300	292,832
Barrick Gold Corp.
1.75%, 05/30/14	200	201,471
3.85%, 04/01/22	300	286,320
6.95%, 04/01/19	750	886,210
Barrick North America Finance LLC
4.40%, 05/30/21	800	798,391
5.70%, 05/30/41	850	801,159
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	500	503,817
2.88%, 02/24/22	1,600	1,591,986
6.50%, 04/01/19	1,425	1,771,781
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	150	150,942
2.15%, 03/01/17	300	302,573
2.38%, 03/15/18[e]	500	499,167
3.10%, 03/15/20[e]	750	734,918
3.55%, 03/01/22 (Call 12/01/21)	500	486,021
5.45%, 03/15/43 (Call 09/15/42)[e]	750	718,843
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	900	912,645
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	350	332,130
4.88%, 03/15/42 (Call 09/15/41)	500	426,813
5.13%, 10/01/19	250	276,602
6.25%, 10/01/39	600	622,757
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	500	515,882
3.75%, 09/20/21	750	774,302
5.20%, 11/02/40	400	426,655
6.50%, 07/15/18	735	892,787
8.95%, 05/01/14	352	378,360
9.00%, 05/01/19	750	1,013,518
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	800	804,126
2.88%, 08/21/22 (Call 05/21/22)[a]	1,250	1,188,824
4.13%, 08/21/42 (Call 02/21/42)	200	181,463
4.75%, 03/22/42 (Call 09/22/41)	250	251,475
Southern Copper Corp.
3.50%, 11/08/22[a]	700	662,991
6.75%, 04/16/40	350	368,279
7.50%, 07/27/35	300	339,066
Teck Resources Ltd.
3.00%, 03/01/19	500	503,897
3.85%, 08/15/17	50	53,230
4.75%, 01/15/22 (Call 10/15/21)[a]	434	454,757
5.40%, 02/01/43 (Call 08/01/42)[a]	500	468,984
6.13%, 10/01/35	500	517,482
Vale Overseas Ltd.
4.38%, 01/11/22	1,000	993,221
4.63%, 09/15/20[a]	250	258,500
6.25%, 01/23/17	739	840,511
6.88%, 11/21/36	1,376	1,493,273
Xstrata Canada Corp.
5.50%, 06/15/17[a]	250	277,811

		28,807,883

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

MULTI-NATIONAL — 4.15%
African Development Bank
0.88%, 03/15/18	$900	$889,383
1.25%, 09/02/16	1,500	1,524,629
3.00%, 05/27/14	450	462,088
Corporacion Andina de Fomento
4.38%, 06/15/22	1,259	1,342,697
Council of Europe Development Bank
1.50%, 02/22/17	1,500	1,528,737
European Bank for Reconstruction and Development
1.00%, 02/16/17	1,800	1,810,535
1.38%, 10/20/16	1,000	1,021,510
Series G
2.75%, 04/20/15	750	782,794
European Investment Bank
0.63%, 04/15/16	1,500	1,498,596
1.00%, 12/15/17	900	892,091
1.00%, 06/15/18	2,500	2,457,350
1.13%, 08/15/14	1,000	1,009,598
1.13%, 04/15/15	3,400	3,445,216
1.13%, 09/15/17	2,650	2,650,019
1.38%, 10/20/15	700	714,293
1.50%, 05/15/14	2,100	2,124,690
1.63%, 09/01/15	1,600	1,640,179
2.13%, 07/15/16	500	521,601
2.25%, 03/15/16	1,500	1,566,277
2.50%, 05/16/16	1,400	1,474,760
2.75%, 03/23/15	2,200	2,292,391
2.88%, 01/15/15	1,200	1,248,361
2.88%, 09/15/20	250	263,927
3.13%, 06/04/14	150	154,212
4.00%, 02/16/21	1,800	2,032,086
4.88%, 01/17/17	600	684,612
4.88%, 02/15/36	500	590,084
5.13%, 05/30/17	1,110	1,288,302
International Bank for Reconstruction and Development
0.88%, 04/17/17	3,450	3,465,953
1.00%, 09/15/16	2,450	2,475,771
1.13%, 08/25/14	400	404,004
2.13%, 03/15/16[a]	1,400	1,460,798
2.38%, 05/26/15	1,100	1,143,494
7.63%, 01/19/23	1,000	1,452,587
International Finance Corp.
1.13%, 11/23/16	1,250	1,266,221
2.13%, 11/17/17	400	418,869
2.25%, 04/11/16	1,000	1,047,018
Series G
3.00%, 04/22/14	1,900	1,944,190
Nordic Investment Bank
0.50%, 04/14/16	1,000	998,089
0.75%, 01/17/18	1,150	1,132,172
1.00%, 03/07/17	500	503,083
2.25%, 03/15/16	1,000	1,045,456

		56,668,723
OFFICE & BUSINESS EQUIPMENT — 0.23%
Pitney Bowes Inc.
5.25%, 01/15/37	800	831,200
Xerox Corp.
2.95%, 03/15/17[a]	200	206,170
4.25%, 02/15/15	950	998,645
4.50%, 05/15/21[a]	150	158,625
6.35%, 05/15/18	250	291,448

Security	Principal (000s)	Value

6.75%, 12/15/39	$500	$595,233

		3,081,321
OIL & GAS — 5.49%
Anadarko Petroleum Corp.
5.95%, 09/15/16	170	193,685
6.20%, 03/15/40	500	595,334
6.38%, 09/15/17	1,300	1,536,818
6.45%, 09/15/36	799	968,301
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)[a]	1,000	956,671
3.25%, 04/15/22 (Call 01/15/22)	650	661,268
4.25%, 01/15/44 (Call 07/15/43)[a]	1,250	1,162,539
5.10%, 09/01/40 (Call 03/01/40)	70	73,227
5.63%, 01/15/17	500	572,476
6.00%, 01/15/37	250	295,181
BP Capital Markets PLC
1.85%, 05/05/17[a]	1,000	1,013,468
2.50%, 11/06/22	500	469,740
3.13%, 10/01/15	375	394,702
3.20%, 03/11/16	100	106,054
3.56%, 11/01/21	850	884,571
3.63%, 05/08/14	1,850	1,905,567
3.88%, 03/10/15	500	527,987
4.50%, 10/01/20	300	336,544
4.74%, 03/11/21	100	112,664
4.75%, 03/10/19	250	285,093
Canadian Natural Resources Ltd.
1.45%, 11/14/14	150	151,262
3.45%, 11/15/21 (Call 08/15/21)	450	462,641
5.70%, 05/15/17	425	487,978
6.25%, 03/15/38	171	200,301
6.50%, 02/15/37	300	359,609
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	500	474,711
4.50%, 09/15/14	550	575,623
5.70%, 10/15/19	150	177,027
6.75%, 11/15/39	200	255,513
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	1,200	1,189,822
2.36%, 12/05/22 (Call 09/05/22)	1,250	1,199,765
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	250	235,351
ConocoPhillips
4.60%, 01/15/15	800	850,814
5.75%, 02/01/19	1,600	1,922,905
6.00%, 01/15/20	700	857,741
6.50%, 02/01/39	1,025	1,336,609
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	1,250	1,200,245
ConocoPhillips Holding Co.
6.95%, 04/15/29	278	366,208
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[a]	650	687,786
4.75%, 05/15/42 (Call 11/15/41)	500	485,292
5.60%, 07/15/41 (Call 01/15/41)	100	107,951
6.30%, 01/15/19[a]	400	474,446
7.95%, 04/15/32	520	706,574
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	250	301,502
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	750	782,124

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

5.90%, 12/01/17	$430	$498,579
6.50%, 02/01/38	592	697,127
Ensco PLC
3.25%, 03/15/16	100	105,705
4.70%, 03/15/21	400	441,344
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	750	721,940
4.10%, 02/01/21	500	546,715
5.63%, 06/01/19	600	716,848
5.88%, 09/15/17	150	176,827
EQT Corp.
4.88%, 11/15/21	250	263,172
8.13%, 06/01/19	250	307,553
Hess Corp.
6.00%, 01/15/40	1,000	1,112,699
7.13%, 03/15/33	137	170,474
8.13%, 02/15/19	450	578,310
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	500	524,594
6.80%, 09/15/37	100	126,768
7.25%, 12/15/19	325	412,832
Marathon Oil Corp.
5.90%, 03/15/18	500	588,657
6.00%, 10/01/17	300	352,589
6.60%, 10/01/37	200	246,627
Marathon Petroleum Corp.
3.50%, 03/01/16	50	53,164
5.13%, 03/01/21	412	472,732
6.50%, 03/01/41 (Call 09/01/40)	300	364,900
Murphy Oil Corp.
2.50%, 12/01/17[a]	250	251,612
3.70%, 12/01/22 (Call 09/01/22)[a]	750	728,885
Nabors Industries Inc.
4.63%, 09/15/21	350	360,051
6.15%, 02/15/18	450	510,733
9.25%, 01/15/19	225	284,603
Nexen Inc.
5.88%, 03/10/35	250	284,132
6.20%, 07/30/19	150	181,501
6.40%, 05/15/37	171	207,147
7.50%, 07/30/39	500	684,763
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	450	485,676
6.00%, 03/01/41 (Call 09/01/40)	450	531,369
8.25%, 03/01/19	250	320,378
Noble Holding International Ltd.
3.95%, 03/15/22[a]	250	253,514
4.63%, 03/01/21	300	321,456
4.90%, 08/01/20[a]	500	546,988
6.20%, 08/01/40	200	217,459
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)[a]	300	299,623
1.75%, 02/15/17	550	558,358
2.70%, 02/15/23 (Call 11/15/22)	1,000	966,659
3.13%, 02/15/22 (Call 11/15/21)	500	508,196
Petro-Canada
6.80%, 05/15/38	350	437,386
9.25%, 10/15/21	350	488,421
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	750	832,500
Phillips 66
2.95%, 05/01/17	1,200	1,259,007
5.88%, 05/01/42	471	550,362

Security	Principal (000s)	Value

Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	$600	$615,364
Pride International Inc.
6.88%, 08/15/20	800	990,125
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	600	638,004
5.00%, 09/01/17[a]	100	110,152
Shell International Finance BV
0.63%, 12/04/15	900	901,769
2.25%, 01/06/23[a]	750	708,789
2.38%, 08/21/22	800	768,718
3.10%, 06/28/15	550	578,825
3.25%, 09/22/15	425	451,020
4.30%, 09/22/19	500	570,002
4.38%, 03/25/20	400	454,779
5.50%, 03/25/40	450	545,054
6.38%, 12/15/38	200	266,518
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	750	776,784
Statoil ASA
3.13%, 08/17/17	350	374,133
3.15%, 01/23/22	1,600	1,637,731
5.10%, 08/17/40	500	560,136
5.25%, 04/15/19	600	711,115
Suncor Energy Inc.
6.10%, 06/01/18	725	864,565
6.50%, 06/15/38	550	671,405
6.85%, 06/01/39	250	318,962
Sunoco Logistics Partners Operations LP
6.10%, 02/15/42	250	273,733
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)[a]	500	513,363
7.75%, 06/01/19	500	624,183
Total Capital Canada Ltd.
2.75%, 07/15/23	1,000	968,067
Total Capital International SA
1.50%, 02/17/17	650	654,654
2.70%, 01/25/23	600	581,561
Total Capital SA
3.00%, 06/24/15	750	785,662
4.13%, 01/28/21[a]	500	549,704
4.45%, 06/24/20	200	226,074
Transocean Inc.
4.95%, 11/15/15	250	270,673
6.00%, 03/15/18	371	426,567
6.38%, 12/15/21	750	871,273
6.50%, 11/15/20	500	584,797
6.80%, 03/15/38	250	285,803
7.35%, 12/15/41[a]	250	308,964
7.50%, 04/15/31	250	302,486
Valero Energy Corp.
4.50%, 02/01/15	500	530,075
6.13%, 02/01/20	250	298,708
6.63%, 06/15/37	592	717,938
7.50%, 04/15/32	185	238,070
XTO Energy Inc.
5.50%, 06/15/18	750	899,172

		74,878,102

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

OIL & GAS SERVICES — 0.53%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	$500	$516,696
5.13%, 09/15/40	300	339,410
7.50%, 11/15/18	250	322,251
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	1,250	1,376,863
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	300	312,522
4.50%, 11/15/41 (Call 05/15/41)	300	312,097
6.15%, 09/15/19	150	185,927
7.45%, 09/15/39	675	967,693
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	600	577,871
3.95%, 12/01/42 (Call 06/01/42)	250	230,661
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	250	256,285
6.35%, 06/15/17	171	195,799
6.50%, 08/01/36	200	214,450
6.75%, 09/15/40	550	608,001
9.63%, 03/01/19	625	811,462

		7,227,988
PACKAGING & CONTAINERS — 0.07%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	52,928
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	500	510,086
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	15,914
5.75%, 11/01/40 (Call 05/01/40)	300	333,459

		912,387
PHARMACEUTICALS — 3.44%
Abbott Laboratories
4.13%, 05/27/20	200	222,619
5.13%, 04/01/19	596	696,327
5.30%, 05/27/40[a]	456	537,190
AbbVie Inc.
1.75%, 11/06/17[e]	1,000	1,001,347
2.00%, 11/06/18[e]	1,000	1,000,087
2.90%, 11/06/22[e]	2,000	1,946,664
4.40%, 11/06/42[e]	325	317,542
Allergan Inc.
3.38%, 09/15/20	500	526,922
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	300	311,727
5.88%, 09/15/15	485	537,116
AstraZeneca PLC
4.00%, 09/18/42	210	196,168
5.40%, 06/01/14	400	419,705
5.90%, 09/15/17	607	719,146
6.45%, 09/15/37	875	1,100,948
Bristol-Myers Squibb Co.
2.00%, 08/01/22	800	741,774
5.45%, 05/01/18	200	235,765
5.88%, 11/15/36	126	154,241
6.13%, 05/01/38	230	292,053
Cardinal Health Inc.
1.90%, 06/15/17[a]	250	250,987
3.20%, 06/15/22[a]	650	641,938
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	500	522,943

Security	Principal (000s)	Value

Eli Lilly and Co.
4.20%, 03/06/14	$830	$853,807
5.55%, 03/15/37	578	690,529
Express Scripts Holding Co.
2.10%, 02/12/15	150	153,007
2.65%, 02/15/17	500	518,294
3.13%, 05/15/16	250	263,897
3.50%, 11/15/16	300	321,654
3.90%, 02/15/22	550	580,740
4.75%, 11/15/21	402	449,094
6.13%, 11/15/41	400	493,157
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	489,049
5.65%, 05/15/18	700	833,748
6.38%, 05/15/38	1,084	1,386,492
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	1,500	1,506,463
2.85%, 05/08/22	300	298,352
Johnson & Johnson
1.20%, 05/15/14[a]	250	252,177
5.15%, 07/15/18	2,475	2,932,422
5.55%, 08/15/17	100	117,569
5.95%, 08/15/37	1,030	1,331,576
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	500	483,182
4.75%, 03/01/21 (Call 12/01/20)	200	225,350
5.70%, 03/01/17	171	196,091
6.00%, 03/01/41 (Call 09/01/40)	250	308,895
Mead Johnson Nutrition Co.
4.90%, 11/01/19	500	553,581
Medco Health Solutions Inc.
2.75%, 09/15/15	450	467,494
7.13%, 03/15/18	500	613,925
Merck & Co. Inc.
1.10%, 01/31/18	300	294,904
4.00%, 06/30/15	850	909,538
5.00%, 06/30/19	830	971,976
5.85%, 06/30/39	759	929,794
Novartis Capital Corp.
2.40%, 09/21/22	900	867,789
2.90%, 04/24/15	500	522,086
Novartis Securities Investment Ltd.
5.13%, 02/10/19	586	686,735
Pfizer Inc.
5.35%, 03/15/15	500	541,191
6.20%, 03/15/19	1,800	2,216,988
7.20%, 03/15/39	1,150	1,611,538
Sanofi
1.20%, 09/30/14	100	101,011
1.25%, 04/10/18	1,250	1,231,262
2.63%, 03/29/16	550	576,510
4.00%, 03/29/21	450	493,675
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	150	178,496
6.55%, 09/15/37	850	1,122,191
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	208,172
Series 2
3.65%, 11/10/21	200	207,809
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	900	939,663
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	250	245,896

98

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	$285	$352,677
Watson Pharmaceuticals Inc.
1.88%, 10/01/17	50	49,642
3.25%, 10/01/22 (Call 07/01/22)	750	734,564
4.63%, 10/01/42 (Call 04/01/42)	300	289,843
6.13%, 08/15/19[a]	400	467,361
Wyeth LLC
5.95%, 04/01/37	600	732,166
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[e]	500	495,472
4.70%, 02/01/43 (Call 08/01/42)[e]	300	299,411

		46,972,114
PIPELINES — 2.31%
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	300	315,952
5.50%, 08/15/19	250	280,649
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)[a]	431	482,239
DCP Midstream Operating LP
3.25%, 10/01/15	750	773,740
El Paso Natural Gas Co.
8.38%, 06/15/32	500	692,505
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	500	645,774
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	300	312,888
9.88%, 03/01/19	500	675,596
Series B
7.50%, 04/15/38	250	313,641
Enbridge Inc.
5.80%, 06/15/14	270	283,918
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	400	428,679
5.15%, 02/01/43 (Call 08/01/42)	400	384,005
5.20%, 02/01/22 (Call 11/01/21)	150	165,117
5.95%, 02/01/15	500	539,006
6.05%, 06/01/41 (Call 12/01/40)	500	539,661
9.00%, 04/15/19	140	183,602
9.70%, 03/15/19	111	148,854
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	1,000	988,433
3.70%, 06/01/15	345	363,704
4.85%, 08/15/42 (Call 02/15/42)	200	200,234
5.70%, 02/15/42	750	836,650
6.45%, 09/01/40	250	301,817
7.55%, 04/15/38	250	330,510
Series D
6.88%, 03/01/33	400	495,019
Series G
5.60%, 10/15/14	627	669,444
Series L
6.30%, 09/15/17	600	713,726
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	500	512,683
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	450	442,317
3.50%, 09/01/23 (Call 06/01/23)	500	490,252
3.95%, 09/01/22 (Call 06/01/22)	500	517,623
4.15%, 03/01/22	200	209,869
5.30%, 09/15/20	250	286,324

Security	Principal (000s)	Value

5.95%, 02/15/18	$903	$1,066,928
6.50%, 02/01/37	399	469,603
6.55%, 09/15/40	500	598,442
6.95%, 01/15/38	800	981,315
Magellan Midstream Partners LP
4.25%, 02/01/21	600	642,083
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	650	667,122
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	150	150,892
3.25%, 02/01/16 (Call 01/01/16)	250	262,443
3.38%, 10/01/22 (Call 07/01/22)	402	390,512
6.13%, 02/01/41 (Call 08/01/40)[a]	250	277,873
6.65%, 10/01/36	171	199,352
8.63%, 03/01/19	300	393,159
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300	361,988
Plains All American Pipeline LP
2.85%, 01/31/23 (Call 10/31/22)[a]	200	190,198
3.65%, 06/01/22 (Call 03/01/22)	250	255,843
5.15%, 06/01/42 (Call 12/01/41)	500	531,711
8.75%, 05/01/19	250	334,646
Southern Natural Gas Co. LLC
5.90%, 04/01/17[e]	228	261,300
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	162,556
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	200	209,604
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	450	434,565
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	100	104,793
Texas Eastern Transmission LP
7.00%, 07/15/32	250	319,703
TransCanada PipeLines Ltd.
0.88%, 03/02/15	250	250,731
2.50%, 08/01/22	550	522,556
3.80%, 10/01/20	750	807,114
6.20%, 10/15/37	457	560,232
6.35%, 05/15/67 (Call 05/15/17)[c]	150	159,750
6.50%, 08/15/18	450	551,580
7.63%, 01/15/39	750	1,057,312
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	350	354,948
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[a]	450	437,176
8.75%, 03/15/32	609	817,817
Williams Partners LP
3.80%, 02/15/15	325	340,875
5.25%, 03/15/20	300	335,110
6.30%, 04/15/40	850	969,392
7.25%, 02/01/17	500	591,403

		31,547,058
REAL ESTATE — 0.13%
ProLogis LP
4.50%, 08/15/17	300	325,698
6.25%, 03/15/17[a]	250	285,252
6.88%, 03/15/20 (Call 12/16/19)	495	593,195
Regency Centers LP
5.88%, 06/15/17	500	567,566

		1,771,711

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

REAL ESTATE INVESTMENT TRUSTS — 1.79%
American Tower Corp.
4.50%, 01/15/18	$750	$820,282
4.63%, 04/01/15	500	529,033
5.05%, 09/01/20	300	327,722
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	240,513
3.95%, 01/15/21 (Call 10/15/20)[a]	50	52,748
5.70%, 03/15/17[a]	250	286,555
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	500	511,506
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	108,272
4.13%, 05/15/21	900	967,209
5.88%, 10/15/19	600	712,818
Brandywine Operating Partnership LP
4.95%, 04/15/18 (Call 03/15/18)	200	219,161
BRE Properties Inc.
3.38%, 01/15/23 (Call 10/15/22)	500	481,814
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	500	532,367
Digital Realty Trust LP
4.50%, 07/15/15 (Call 04/15/15)	200	211,698
5.25%, 03/15/21 (Call 12/15/20)	200	220,090
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	500	516,032
8.25%, 08/15/19	250	319,747
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	750	835,641
5.25%, 09/15/14	250	264,378
5.75%, 06/15/17	457	528,982
HCP Inc.
3.75%, 02/01/16	250	266,306
5.38%, 02/01/21 (Call 11/03/20)	400	454,522
6.70%, 01/30/18	600	719,089
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	400	429,346
4.95%, 01/15/21 (Call 10/15/20)	700	771,789
5.25%, 01/15/22 (Call 10/15/21)	500	559,941
6.20%, 06/01/16	250	284,068
Healthcare Realty Trust Inc.
6.50%, 01/17/17	125	142,475
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	250	261,469
6.70%, 01/15/18 (Call 07/15/17)	250	283,548
7.88%, 08/15/14 (Call 02/15/14)	150	157,002
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	625	613,880
HRPT Properties Trust
6.25%, 06/15/17 (Call 12/15/16)	250	273,580
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	350	386,727
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	200	219,369
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	400	430,463

Security	Principal (000s)	Value

Mack-Cali Realty Corp.
7.75%, 08/15/19[a]	$600	$750,658
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	200	227,167
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	900	867,444
6.75%, 08/15/19	250	303,526
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)[a]	200	204,695
2.75%, 02/01/23 (Call 11/01/22)	500	483,012
5.10%, 06/15/15	619	672,236
5.25%, 12/01/16 (Call 09/02/16)	350	395,636
5.65%, 02/01/20 (Call 11/01/19)	678	803,442
6.13%, 05/30/18	515	618,313
6.75%, 02/01/40 (Call 11/01/39)	500	657,629
UDR Inc.
4.25%, 06/01/18	250	271,078
4.63%, 01/10/22 (Call 10/10/21)	550	593,261
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	500	497,353
3.13%, 11/30/15	100	104,705
4.75%, 06/01/21 (Call 03/01/21)	700	765,187
Weyerhaeuser Co.
6.88%, 12/15/33	1,000	1,249,106

		24,404,590
RETAIL — 2.64%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	49,965
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	350	355,429
5.75%, 01/15/15	600	647,191
Costco Wholesale Corp.
1.13%, 12/15/17	250	247,551
1.70%, 12/15/19	1,150	1,132,553
5.50%, 03/15/17	228	263,761
CVS Caremark Corp.
5.75%, 06/01/17	700	815,136
5.75%, 05/15/41 (Call 11/15/40)	650	762,123
6.13%, 08/15/16	171	196,966
6.25%, 06/01/27	758	943,170
Darden Restaurants Inc.
4.50%, 10/15/21	500	520,866
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	600	692,734
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	250	243,438
4.20%, 04/01/43 (Call 10/01/42)	250	244,085
4.40%, 04/01/21 (Call 01/21/21)	850	954,745
5.40%, 03/01/16	570	639,430
5.88%, 12/16/36	150	183,187
5.95%, 04/01/41 (Call 10/01/40)	1,100	1,384,063
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	650	672,445
6.88%, 12/15/37	150	175,520
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	101,093
3.12%, 04/15/22 (Call 01/15/22)	450	455,440
4.63%, 04/15/20 (Call 10/15/19)[a]	200	227,217
5.40%, 10/15/16	405	462,422
5.50%, 10/15/35	300	335,572
6.65%, 09/15/37	600	764,027

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[a]	$350	$365,658
5.90%, 12/01/16	500	574,653
6.38%, 03/15/37	500	576,465
7.00%, 02/15/28	50	60,554
McDonald’s Corp.
2.63%, 01/15/22	350	349,053
5.35%, 03/01/18	185	216,161
6.30%, 10/15/37	400	527,945
6.30%, 03/01/38	1,150	1,531,867
Nordstrom Inc.
6.25%, 01/15/18	500	590,978
7.00%, 01/15/38	150	200,223
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	300	323,860
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	700	700,793
Target Corp.
1.13%, 07/18/14	35	35,283
4.00%, 07/01/42	500	473,479
5.38%, 05/01/17	600	693,109
6.00%, 01/15/18	700	837,439
6.35%, 11/01/32	457	580,038
7.00%, 01/15/38	650	885,310
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	125	119,547
Wal-Mart Stores Inc.
1.13%, 04/11/18	1,200	1,186,316
1.50%, 10/25/15	734	749,596
2.80%, 04/15/16	750	793,939
3.25%, 10/25/20	1,100	1,162,257
4.00%, 04/11/43 (Call 10/11/42)	500	475,537
4.25%, 04/15/21	750	840,961
5.00%, 10/25/40	678	746,743
5.25%, 09/01/35	785	898,181
5.63%, 04/15/41	700	850,809
6.20%, 04/15/38	1,100	1,408,930
6.50%, 08/15/37	698	915,915
Walgreen Co.
3.10%, 09/15/22	1,100	1,084,211
5.25%, 01/15/19	600	686,086
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	200	206,252
5.30%, 09/15/19	500	567,643
6.25%, 03/15/18[a]	300	354,205

		36,040,125
SAVINGS & LOANS — 0.02%
Murray Street Investment Trust I
4.65%, 03/09/17[b]	150	162,666
Santander Holdings USA Inc.
4.63%, 04/19/16	100	105,860

		268,526
SEMICONDUCTORS — 0.46%
Analog Devices Inc.
5.00%, 07/01/14	200	209,249
Applied Materials Inc.
2.65%, 06/15/16	100	104,452
4.30%, 06/15/21	200	217,849

Security	Principal (000s)	Value

Broadcom Corp.
2.38%, 11/01/15	$50	$51,836
2.70%, 11/01/18	1,300	1,365,048
Intel Corp.
1.35%, 12/15/17	500	496,760
1.95%, 10/01/16	725	748,130
2.70%, 12/15/22	500	481,978
3.30%, 10/01/21	750	777,108
4.80%, 10/01/41	1,000	1,024,710
Texas Instruments Inc.
1.65%, 08/03/19	550	540,501
2.38%, 05/16/16	250	260,705

		6,278,326
SOFTWARE — 0.95%
Adobe Systems Inc.
4.75%, 02/01/20[a]	250	274,029
Autodesk Inc.
1.95%, 12/15/17	500	493,599
BMC Software Inc.
4.25%, 02/15/22	550	553,300
CA Inc.
5.38%, 12/01/19	1,000	1,111,346
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	250	250,291
Fidelity National Information Services Inc.
2.00%, 04/15/18 (Call 01/15/18)	250	247,720
5.00%, 03/15/22 (Call 03/15/17)	500	545,000
Fiserv Inc.
3.13%, 06/15/16	25	26,260
3.50%, 10/01/22 (Call 07/01/22)	500	491,758
4.75%, 06/15/21	350	377,618
Microsoft Corp.
1.63%, 09/25/15	250	256,313
2.50%, 02/08/16	250	260,558
3.00%, 10/01/20	300	313,882
3.50%, 11/15/42	250	222,052
4.20%, 06/01/19	530	593,129
4.50%, 10/01/40	500	523,225
5.30%, 02/08/41	500	590,225
Oracle Corp.
2.50%, 10/15/22	1,700	1,633,654
3.75%, 07/08/14	700	725,722
3.88%, 07/15/20	100	109,053
5.00%, 07/08/19	650	759,531
5.25%, 01/15/16	270	300,854
5.38%, 07/15/40	1,000	1,160,136
5.75%, 04/15/18	583	694,503
6.50%, 04/15/38	350	456,499

		12,970,257
TELECOMMUNICATIONS — 4.92%
Alltel Corp.
7.88%, 07/01/32	400	568,932
America Movil SAB de CV
2.38%, 09/08/16	300	308,295
3.13%, 07/16/22	500	477,514
3.63%, 03/30/15	350	364,625
4.38%, 07/16/42	250	221,198
5.00%, 10/16/19[a]	1,100	1,230,263

101

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

5.00%, 03/30/20	$1,250	$1,378,136
5.50%, 03/01/14[a]	350	361,375
6.13%, 03/30/40	850	956,062
AT&T Inc.
0.88%, 02/13/15	850	851,692
1.60%, 02/15/17	500	502,726
2.50%, 08/15/15	700	725,073
2.63%, 12/01/22 (Call 09/01/22)[a]	500	476,208
2.95%, 05/15/16	750	790,131
3.00%, 02/15/22	700	696,786
3.88%, 08/15/21	484	516,760
4.45%, 05/15/21	900	997,780
5.35%, 09/01/40	1,778	1,913,763
5.50%, 02/01/18	2,200	2,573,675
5.55%, 08/15/41	850	949,034
5.80%, 02/15/19	1,000	1,201,023
6.30%, 01/15/38	1,171	1,405,431
6.40%, 05/15/38	700	856,970
6.50%, 09/01/37	800	988,007
6.55%, 02/15/39	1,275	1,582,261
BellSouth Corp.
6.00%, 11/15/34	570	629,157
British Telecommunications PLC
5.95%, 01/15/18	1,000	1,173,626
9.63%, 12/15/30	478	740,050
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	450	596,398
Cisco Systems Inc.
4.45%, 01/15/20	800	907,171
4.95%, 02/15/19	550	638,728
5.50%, 02/22/16	797	897,190
5.50%, 01/15/40	450	530,161
5.90%, 02/15/39	725	885,995
Corning Inc.
5.75%, 08/15/40	350	399,487
Deutsche Telekom International Finance BV
4.88%, 07/08/14	750	783,425
6.75%, 08/20/18	1,000	1,227,688
8.75%, 06/15/30	471	680,105
Embarq Corp.
8.00%, 06/01/36	250	270,934
France Telecom SA
2.75%, 09/14/16	750	778,600
4.13%, 09/14/21	400	420,178
4.38%, 07/08/14	400	414,960
5.38%, 07/08/19	300	345,811
5.38%, 01/13/42	350	371,393
8.50%, 03/01/31	420	599,066
Harris Corp.
4.40%, 12/15/20	200	212,377
6.38%, 06/15/19	100	116,721
Juniper Networks Inc.
3.10%, 03/15/16	50	52,170
4.60%, 03/15/21	250	262,328
5.95%, 03/15/41	50	53,240
Motorola Solutions Inc.
3.50%, 03/01/23	750	731,174
3.75%, 05/15/22[a]	500	501,501
New Cingular Wireless Services Inc.
8.75%, 03/01/31	250	387,445
Qwest Corp.
6.75%, 12/01/21	150	172,933
6.88%, 09/15/33 (Call 08/02/13)	57	57,285

Security	Principal (000s)	Value

Rogers Communications Inc.
6.80%, 08/15/18	$850	$1,037,466
Rogers Wireless Inc.
6.38%, 03/01/14	171	178,134
Royal KPN NV
8.38%, 10/01/30	250	323,265
Telecom Italia Capital SA
4.95%, 09/30/14	500	523,000
5.25%, 10/01/15	275	294,586
6.18%, 06/18/14	250	262,625
7.18%, 06/18/19	950	1,115,128
7.72%, 06/04/38	700	753,803
Telefonica Emisiones SAU
3.19%, 04/27/18	1,250	1,255,278
3.73%, 04/27/15	150	155,181
3.99%, 02/16/16	450	470,415
4.57%, 04/27/23	500	498,401
4.95%, 01/15/15	200	209,775
5.46%, 02/16/21	900	967,319
5.88%, 07/15/19	250	278,862
6.42%, 06/20/16	500	558,759
Telefonica Europe BV
8.25%, 09/15/30	570	707,318
Verizon Communications Inc.
1.25%, 11/03/14	350	353,681
2.00%, 11/01/16	500	513,268
2.45%, 11/01/22 (Call 08/01/22)	1,000	933,202
3.00%, 04/01/16	400	421,086
3.50%, 11/01/21	2,334	2,400,887
3.85%, 11/01/42 (Call 05/01/42)	1,750	1,503,699
4.60%, 04/01/21	950	1,052,568
4.75%, 11/01/41	450	443,631
5.55%, 02/15/16	570	637,832
5.85%, 09/15/35	480	541,951
6.00%, 04/01/41	450	526,868
6.10%, 04/15/18	520	622,548
6.40%, 02/15/38	500	605,751
7.75%, 12/01/30	475	640,193
8.75%, 11/01/18	640	851,077
Virgin Media Secured Finance PLC
5.25%, 01/15/21	350	365,750
Vodafone Group PLC
1.50%, 02/19/18	900	888,713
2.50%, 09/26/22	250	233,484
2.95%, 02/19/23	1,000	962,184
4.15%, 06/10/14	600	621,375
5.00%, 12/16/13	497	508,926
5.45%, 06/10/19	950	1,114,648
5.63%, 02/27/17	150	171,188
5.75%, 03/15/16	457	514,462
6.15%, 02/27/37	1,150	1,364,423

		67,113,727
TEXTILES — 0.04%
Cintas Corp. No. 2
2.85%, 06/01/16	350	360,326
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	250	252,756

		613,082

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

TOYS, GAMES & HOBBIES — 0.04%
Mattel Inc.
2.50%, 11/01/16	$100	$103,981
3.15%, 03/15/23 (Call 12/15/22)	275	271,333
4.35%, 10/01/20	100	108,071

		483,385
TRANSPORTATION — 1.34%
Burlington Northern Santa Fe Corp.
3.05%, 03/15/22 (Call 12/15/21)	550	552,050
3.45%, 09/15/21 (Call 06/15/21)[a]	678	706,537
4.45%, 03/15/43 (Call 09/15/42)	500	494,112
5.75%, 05/01/40 (Call 11/01/39)	750	871,934
6.15%, 05/01/37	399	485,350
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	150	152,054
5.55%, 03/01/19	300	356,640
6.38%, 11/15/37	750	996,166
Canadian Pacific Railway Co.
5.95%, 05/15/37	250	292,164
7.13%, 10/15/31	500	639,973
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	200	214,837
4.10%, 03/15/44 (Call 09/15/43)	500	459,643
4.25%, 06/01/21 (Call 03/01/21)	50	54,911
6.15%, 05/01/37	300	359,057
6.22%, 04/30/40	500	605,592
6.25%, 04/01/15	750	823,410
7.38%, 02/01/19	250	314,338
FedEx Corp.
2.63%, 08/01/22	900	868,883
8.00%, 01/15/19[a]	250	319,303
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	500	500,746
4.84%, 10/01/41	503	526,492
5.90%, 06/15/19	950	1,146,063
7.70%, 05/15/17	700	863,690
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)[a]	200	201,761
2.50%, 03/01/18 (Call 02/01/18)	200	202,929
3.15%, 03/02/15	200	205,485
3.50%, 06/01/17	100	104,373
3.60%, 03/01/16	300	312,736
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	800	877,879
5.78%, 07/15/40[a]	1,000	1,213,277
United Parcel Service Inc.
2.45%, 10/01/22	1,000	966,593
5.13%, 04/01/19	925	1,089,060
6.20%, 01/15/38	400	522,595

		18,300,633
TRUCKING & LEASING — 0.03%
GATX Corp.
3.50%, 07/15/16	250	259,944
4.85%, 06/01/21	200	211,399

		471,343

Security	Principal (000s)	Value

WATER — 0.06%
American Water Capital Corp.
6.59%, 10/15/37	$400	$516,635
Veolia Environnement SA
6.00%, 06/01/18[a]	300	348,580

		865,215

TOTAL CORPORATE BONDS & NOTES (Cost: $1,099,955,828)		1,152,608,258

FOREIGN AGENCY OBLIGATIONS[f] — 5.15%

BRAZIL — 0.45%
Petrobras International Finance Co.
2.88%, 02/06/15	750	763,817
3.50%, 02/06/17	1,050	1,079,282
3.88%, 01/27/16	1,050	1,096,354
5.38%, 01/27/21	650	689,467
5.75%, 01/20/20	250	272,829
5.88%, 03/01/18	684	765,655
6.75%, 01/27/41	750	799,808
6.88%, 01/20/40	250	270,396
7.88%, 03/15/19	400	482,841

		6,220,449
CANADA — 1.66%
British Columbia (Province of)
1.20%, 04/25/17[a]	500	505,940
2.65%, 09/22/21	600	615,537
7.25%, 09/01/36	700	1,079,033
Export Development Canada
0.50%, 09/15/15	500	500,532
3.13%, 04/24/14[a]	1,150	1,177,968
Hydro-Quebec
1.38%, 06/19/17	600	606,701
2.00%, 06/30/16	600	621,626
8.05%, 07/07/24	885	1,266,862
Manitoba (Province of)
4.90%, 12/06/16	150	170,961
Nova Scotia (Province of)
2.38%, 07/21/15	450	467,254
5.13%, 01/26/17	250	285,462
Ontario (Province of)
1.10%, 10/25/17	900	894,655
1.20%, 02/14/18[a]	1,250	1,241,066
1.60%, 09/21/16	2,750	2,816,074
2.30%, 05/10/16	750	783,560
2.95%, 02/05/15	1,500	1,562,001
4.00%, 10/07/19	800	898,295
4.10%, 06/16/14	1,080	1,122,268
4.40%, 04/14/20[a]	750	859,784
4.95%, 11/28/16[a]	1,000	1,139,708
Quebec (Province of)
2.75%, 08/25/21	750	763,845
3.50%, 07/29/20	650	705,384
4.60%, 05/26/15	350	378,367
5.00%, 03/01/16	570	636,746
5.13%, 11/14/16[a]	188	215,098

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

7.50%, 09/15/29	$920	$1,335,634

		22,650,361
COLOMBIA — 0.04%
Ecopetrol SA
7.63%, 07/23/19[a]	500	610,250

		610,250
JAPAN — 0.24%
Japan Finance Corp.
2.50%, 01/21/16	300	314,496
2.50%, 05/18/16	800	841,559
2.88%, 02/02/15	900	935,612
Japan Finance Organization for Municipalities
4.00%, 01/13/21	500	563,431
5.00%, 05/16/17	500	573,603

		3,228,701
MEXICO — 0.71%
Pemex Project Funding Master Trust
5.75%, 03/01/18	450	513,000
6.63%, 06/15/35	380	431,300
Petroleos Mexicanos
3.50%, 01/30/23[a,e]	3,000	2,880,000
4.88%, 03/15/15	750	787,500
4.88%, 03/15/15[e]	500	527,250
4.88%, 01/24/22	1,600	1,712,000
5.50%, 01/21/21	1,350	1,518,750
6.50%, 06/02/41	900	1,017,000
8.00%, 05/03/19	200	250,000

		9,636,800
NETHERLANDS — 0.21%
Petrobras Global Finance BV
4.38%, 05/20/23	2,000	1,939,393
5.63%, 05/20/43	1,000	938,624

		2,878,017
SOUTH KOREA — 0.43%
Export-Import Bank of Korea (The)
4.00%, 01/11/17	1,000	1,067,588
4.13%, 09/09/15	1,000	1,057,558
5.00%, 04/11/22	500	550,287
5.13%, 06/29/20	1,000	1,123,718
Korea Development Bank (The)
1.50%, 01/22/18[a]	500	483,164
3.88%, 05/04/17	1,000	1,061,551
4.38%, 08/10/15	500	530,571

		5,874,437
SUPRANATIONAL — 1.41%
Asian Development Bank
0.50%, 06/20/16	750	748,230
1.13%, 03/15/17	1,800	1,822,523
1.75%, 03/21/19	2,250	2,296,416
1.88%, 10/23/18	1,750	1,803,655

Security	Principal (000s)	Value

2.50%, 03/15/16	$1,000	$1,053,192
2.75%, 05/21/14	505	517,123
Inter-American Development Bank
0.88%, 03/15/18	900	890,629
1.13%, 03/15/17	2,250	2,277,312
1.38%, 10/18/16	1,000	1,022,870
2.25%, 07/15/15	1,400	1,452,982
3.88%, 02/14/20	1,450	1,649,761
5.13%, 09/13/16	855	977,455
Svensk Exportkredit AB
1.13%, 04/05/18	900	889,068
3.25%, 09/16/14	500	518,610
5.13%, 03/01/17	1,121	1,289,112

		19,208,938

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $68,618,522)		70,307,953

FOREIGN GOVERNMENT OBLIGATIONS[f] — 5.45%

BRAZIL — 1.00%
Brazil (Federative Republic of)
2.63%, 01/05/23[a]	2,100	1,958,250
4.88%, 01/22/21[a]	1,600	1,800,000
5.88%, 01/15/19	1,350	1,583,550
6.00%, 01/17/17	1,250	1,426,875
7.13%, 01/20/37	1,507	1,974,170
7.88%, 03/07/15	350	392,000
8.00%, 01/15/18[a]	671	771,139
8.25%, 01/20/34[a]	500	726,250
8.75%, 02/04/25[a]	900	1,341,000
10.13%, 05/15/27[a]	850	1,411,000
11.00%, 08/17/40 (Call 08/17/15)	207	248,917

		13,633,151
CANADA — 0.11%
Canada (Government of)
0.88%, 02/14/17	1,000	1,004,276
2.38%, 09/10/14	500	513,410

		1,517,686
CHILE — 0.16%
Chile (Republic of)
3.25%, 09/14/21	1,800	1,867,500
3.88%, 08/05/20	250	270,625

		2,138,125
COLOMBIA — 0.40%
Colombia (Republic of)
2.63%, 03/15/23 (Call 12/15/22)	500	465,000
4.38%, 07/12/21	2,000	2,190,000
6.13%, 01/18/41	500	602,500
7.38%, 03/18/19	750	945,000
7.38%, 09/18/37	750	1,029,375
8.25%, 12/22/14	200	221,000

		5,452,875

104

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

ISRAEL — 0.13%
Israel (State of)
4.50%, 01/30/43	$500	$475,000
5.13%, 03/26/19[a]	1,080	1,248,750

		1,723,750
ITALY — 0.41%
Italy (Republic of)
3.13%, 01/26/15	450	462,074
4.50%, 01/21/15	1,500	1,573,062
5.25%, 09/20/16	1,350	1,470,740
5.38%, 06/15/33	500	513,829
6.88%, 09/27/23	1,350	1,604,868

		5,624,573
JAPAN — 0.07%
Japan (Government of)
1.13%, 07/19/17	1,000	998,449

		998,449
MEXICO — 0.84%
United Mexican States
3.63%, 03/15/22[a]	1,000	1,030,000
4.75%, 03/08/44	600	598,500
5.13%, 01/15/20	1,300	1,488,500
5.63%, 01/15/17	1,300	1,475,500
5.95%, 03/19/19	655	777,813
6.05%, 01/11/40	1,900	2,275,250
6.75%, 09/27/34	1,550	2,007,250
7.50%, 04/08/33	945	1,323,000
11.38%, 09/15/16[a]	400	526,000

		11,501,813
PANAMA — 0.21%
Panama (Republic of)
6.70%, 01/26/36	1,000	1,300,000
7.13%, 01/29/26	800	1,048,000
7.25%, 03/15/15	500	553,750

		2,901,750
PERU — 0.25%
Peru (Republic of)
5.63%, 11/18/50	350	400,750
6.55%, 03/14/37	250	320,625
7.13%, 03/30/19	500	625,000
7.35%, 07/21/25[a]	700	946,750
8.38%, 05/03/16	250	296,875
8.75%, 11/21/33	500	785,000

		3,375,000
PHILIPPINES — 0.52%
Philippines (Republic of the)
4.00%, 01/15/21	3,000	3,255,000

Security	Principal (000s)	Value

6.38%, 10/23/34	$3,000	$3,840,000

		7,095,000
POLAND — 0.31%
Poland (Republic of)
3.88%, 07/16/15	600	632,100
5.00%, 10/19/15	150	162,075
5.00%, 03/23/22	1,000	1,132,540
5.13%, 04/21/21	600	678,000
6.38%, 07/15/19	1,350	1,625,062

		4,229,777
SOUTH AFRICA — 0.18%
South Africa (Republic of)
4.67%, 01/17/24[a]	700	726,250
5.50%, 03/09/20	600	670,500
6.50%, 06/02/14	400	419,880
6.88%, 05/27/19	500	598,125

		2,414,755
SOUTH KOREA — 0.15%
Korea (Republic of)
4.88%, 09/22/14	600	629,680
5.75%, 04/16/14	500	519,840
7.13%, 04/16/19	750	946,918

		2,096,438
TURKEY — 0.71%
Turkey (Republic of)
3.25%, 03/23/23	4,000	3,920,000
4.88%, 04/16/43	3,500	3,430,000
6.75%, 04/03/18	2,000	2,390,000

		9,740,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $72,406,164)		74,443,142

MUNICIPAL DEBT OBLIGATIONS — 3.47%

ARIZONA — 0.02%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	250	278,533

		278,533
CALIFORNIA — 1.15%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	750	998,445
Series S1
7.04%, 04/01/50	300	413,802
County of Sonoma RB Miscellaneous Revenue Series A
6.00%, 12/01/29 (GTD)	250	284,185
East Bay Municipal Utility District RB Water Revenue BAB Series B
5.87%, 06/01/40	180	227,615

105

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Los Angeles Community College District GO BAB
6.75%, 08/01/49	$500	$699,200
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
Series A
5.74%, 06/01/39	60	72,531
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.49%, 08/01/33	500	630,945
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	450	620,505
Los Angeles Department of Water & Power RB Water Revenue BAB
6.60%, 07/01/50	165	234,161
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	450	543,218
6.76%, 07/01/34	500	666,620
Los Angeles Unified School District GO BAB
Orange County Local Transportation Authority RB Sales Tax Revenue
Series A
6.91%, 02/15/41	250	339,175
San Diego County Regional Transportation Commission RB Sales Tax Revenue BAB
5.91%, 04/01/48	150	190,470
San Diego County Water Authority RB Water Revenue BAB
6.14%, 05/01/49	500	643,480
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	350	427,805
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	300	356,193
State of California GO
5.45%, 04/01/15	750	813,668
6.20%, 03/01/19	400	484,440
State of California GO BAB
5.70%, 11/01/21	200	239,322
7.50%, 04/01/34	1,750	2,429,228
7.55%, 04/01/39	1,095	1,566,189
7.60%, 11/01/40[a]	940	1,364,231
7.70%, 11/01/30 (Call 11/01/20)	100	122,831
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	700	840,266
5.95%, 05/15/45	200	238,220
University of California Regents RB Medical Center Pooled Revenue
6.55%, 05/15/48	250	326,060

		15,772,805

COLORADO — 0.01%
Colorado Department of Transportation RB Bridge Enterprise Revenue
Series A
6.08%, 12/01/40	100	124,561

		124,561

CONNECTICUT — 0.04%
State of Connecticut GO
Series A
5.85%, 03/15/32	500	611,215

		611,215

GEORGIA — 0.07%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project J,
Series 2010A
6.64%, 04/01/57	500	567,860
Project M, Series 2010A

Security	Principal (000s)	Value

6.66%, 04/01/57	$200	$224,458
State of Georgia GO
Series H
4.50%, 11/01/25	100	114,583

		906,901

ILLINOIS — 0.53%
Chicago Board of Education GO BAB
Series E
6.14%, 12/01/39	175	189,061
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	690	850,756
City of Chicago GO
Series C
7.78%, 01/01/35	200	257,994
City of Chicago RB Sewer Revenue
Series B
6.90%, 01/01/40	105	134,606
City of Chicago RB Water Revenue BAB
Series B
6.74%, 11/01/40	50	66,478
Metropolitan Water Reclamation District of Greater Chicago GOL
5.72%, 12/01/38	200	251,694
State of Illinois GO
4.07%, 01/01/14	500	508,970
4.42%, 01/01/15	1,000	1,049,370
5.10%, 06/01/33	1,750	1,755,827
5.37%, 03/01/17	250	274,748
5.88%, 03/01/19	450	511,465
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	100	115,024
Series 5
7.35%, 07/01/35	1,100	1,335,895

		7,301,888

MASSACHUSETTS — 0.08%
Commonwealth of Massachusetts GO BAB
Series E
4.20%, 12/01/21	235	265,538
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	480	517,469
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.73%, 06/01/40	100	126,957
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	205	252,025

		1,161,989

MISSISSIPPI — 0.01%
State of Mississippi GO
5.25%, 11/01/34	100	113,462

		113,462

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

MISSOURI — 0.05%
University of Missouri Curators RB College & University Revenue BAB
5.79%, 11/01/41	$500	$631,195

		631,195

NEVADA — 0.03%
Clark County RB Port Airport & Marina Revenue BAB
Series C
6.82%, 07/01/45	250	350,148

		350,148

NEW JERSEY — 0.28%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/20 (AGM)	300	244,026
0.00%, 02/15/23 (AGM)	300	202,116
0.00%, 02/15/24 (AGM)	250	157,370
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	700	899,388
New Jersey State Turnpike Authority RB Highway Revenue Tolls BAB
7.10%, 01/01/41	422	590,817
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	685	991,085
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	250	291,685
6.10%, 12/15/28 (Call 12/15/20)	250	289,810
Rutgers - State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40	100	120,012

		3,786,309

NEW YORK — 0.50%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	250	361,930
Series C-1
6.69%, 11/15/40	300	386,439
Series E
6.81%, 11/15/40	250	326,200
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.44%, 06/15/43	500	593,200
5.72%, 06/15/42	550	677,550
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	500	609,455
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	250	302,058
Series H
5.43%, 03/15/39	300	356,220
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	500	604,525
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.46%, 10/01/62	250	243,950
4.93%, 10/01/51 (GOI)	250	272,508
5.86%, 12/01/24 (GOI)	400	504,700
6.04%, 12/01/29 (GOI)	500	637,930
State of New York GO BAB
5.85%, 06/01/40	500	628,120

Security	Principal (000s)	Value

5.97%, 03/01/36	$250	$313,812

		6,818,597

OHIO — 0.10%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.50%, 02/15/50	570	769,831
8.08%, 02/15/50	100	146,021
Series E
6.27%, 02/15/50	100	114,949
Northeast Ohio Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40 (Call 11/15/20)	100	115,131
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	250	276,522

		1,422,454

OREGON — 0.10%
Oregon State Department of Transportation RB Fuel Sales Tax Revenue
Series 2010A
5.83%, 11/15/34	500	633,325
State of Oregon GO
5.76%, 06/01/23	350	425,953
5.89%, 06/01/27	200	250,310

		1,309,588

PENNSYLVANIA — 0.05%
Commonwealth of Pennsylvania GO BAB
Series B
4.65%, 02/15/26	300	338,544
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.51%, 12/01/45	250	290,728

		629,272

TEXAS — 0.31%
City of Houston GOL
Series A
6.29%, 03/01/32	400	497,272
City of San Antonio RB Electric Power & Light Revenues BAB
5.72%, 02/01/41	400	505,048
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	500	649,670
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	100	124,135
North Texas Tollway Authority RB Revenue BAB
6.72%, 01/01/49	450	603,373
State of Texas GO BAB
5.52%, 04/01/39	500	612,080
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.03%, 04/01/26	300	359,817
5.18%, 04/01/30	250	297,648
University of Texas System Board of Regents RB College & University Revenue
Series B
6.28%, 08/15/41 (Call 08/15/19)	500	579,790

		4,228,833

107

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CREDIT BOND ETF

May 31, 2013

Security	Principal or Shares (000s)	Value

UTAH — 0.06%
State of Utah GO BAB
Series D
4.55%, 07/01/24	$750	$869,010

		869,010

WASHINGTON — 0.07%
State of Washington GO BAB
Series D
5.48%, 08/01/39	250	301,032
Washington State Convention Center Public Facilities District RB Hotel Occupancy Tax
6.79%, 07/01/40	500	605,020

		906,052

WISCONSIN — 0.01%
State of Wisconsin RB General Fund
Series A
5.70%, 05/01/26 (AGM)	125	152,525

		152,525

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $41,851,145)		47,375,337

SHORT-TERM INVESTMENTS — 5.42%

MONEY MARKET FUNDS — 5.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,g,h]	58,882	58,881,520
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,g,h]	6,148	6,147,690
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,g]	8,911	8,910,897

		73,940,107

TOTAL SHORT-TERM INVESTMENTS
(Cost: $73,940,107)		73,940,107

TOTAL INVESTMENTS IN SECURITIES — 103.92%
(Cost: $1,356,771,766)		1,418,674,797
Other Assets, Less Liabilities — (3.92)%		(53,571,215)

NET ASSETS — 100.00%		$1,365,103,582

AGM  —  Assured Guaranty Municipal Corp.

BAB  —  Build America Bond

CPO    —  Certificates of Participation (Ordinary)

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

108

Schedule of Investments  (Unaudited)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 33.99%

ADVERTISING — 0.10%
Omnicom Group Inc.
3.63%, 05/01/22	$75	$75,367
WPP Finance 2010
4.75%, 11/21/21	100	106,601

		181,968
AEROSPACE & DEFENSE — 0.47%
Boeing Co. (The)
5.00%, 03/15/14	200	206,928
Lockheed Martin Corp.
4.07%, 12/15/42	115	104,999
Northrop Grumman Corp.
3.50%, 03/15/21	75	78,434
Raytheon Co.
3.13%, 10/15/20	100	103,499
4.88%, 10/15/40	50	53,408
United Technologies Corp.
1.80%, 06/01/17	100	101,950
3.10%, 06/01/22	100	101,971
6.05%, 06/01/36	101	125,938

		877,127
AGRICULTURE — 0.49%
Altria Group Inc.
10.20%, 02/06/39	130	207,075
Archer-Daniels-Midland Co.
5.38%, 09/15/35	61	66,717
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	100	103,524
Lorillard Tobacco Co.
2.30%, 08/21/17	100	100,393
6.88%, 05/01/20	100	119,755
Philip Morris International Inc.
2.50%, 08/22/22	100	95,837
5.65%, 05/16/18	140	166,323
Reynolds American Inc.
7.25%, 06/15/37	51	62,964

		922,588
AIRLINES — 0.05%
Continental Airlines Inc. 2010-1A Pass Through Trust
Class A
4.75%, 07/12/22[a]	46	50,600
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[a]	41	45,018

		95,618

Security	Principal (000s)	Value

AUTO MANUFACTURERS — 0.14%
Daimler Finance North America LLC
6.50%, 11/15/13	$154	$158,026
Ford Motor Co.
7.45%, 07/16/31	75	94,730

		252,756
AUTO PARTS & EQUIPMENT — 0.03%
Johnson Controls Inc.
4.25%, 03/01/21	50	53,896

		53,896
BANKS — 6.36%
Bank of America Corp.
3.63%, 03/17/16	100	105,497
5.00%, 05/13/21	200	221,976
5.42%, 03/15/17	200	220,231
5.65%, 05/01/18	150	171,743
5.70%, 01/24/22	50	57,499
5.75%, 12/01/17	100	114,447
7.38%, 05/15/14	100	106,219
Bank of Montreal
2.50%, 01/11/17	100	103,329
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)	100	100,882
4.30%, 05/15/14	130	134,885
Bank of Nova Scotia
3.40%, 01/22/15	100	104,220
4.38%, 01/13/21	50	55,766
Barclays Bank PLC
5.20%, 07/10/14	250	262,320
BB&T Corp.
6.85%, 04/30/19	124	153,878
BNP Paribas SA
3.25%, 03/11/15	100	103,654
5.00%, 01/15/21	100	110,589
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)	100	99,031
Citigroup Inc.
4.50%, 01/14/22[a]	200	217,712
5.00%, 09/15/14	250	261,758
6.00%, 10/31/33	127	134,051
6.13%, 11/21/17	190	222,054
8.50%, 05/22/19	170	224,089
Comerica Inc.
3.00%, 09/16/15	50	52,368
Credit Suisse New York
5.30%, 08/13/19	100	115,997
Deutsche Bank AG London
6.00%, 09/01/17	132	154,651
Fifth Third Bancorp
3.63%, 01/25/16	100	106,158
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	75	79,267
5.00%, 10/01/14	143	150,738
5.25%, 07/27/21	200	223,731
6.00%, 05/01/14	150	157,241
6.15%, 04/01/18	100	116,525
6.75%, 10/01/37	221	240,790

109

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

HSBC Holdings PLC
5.10%, 04/05/21	$100	$115,029
6.10%, 01/14/42	100	125,374
6.50%, 05/02/36	102	122,855
HSBC USA Inc.
2.38%, 02/13/15	100	102,728
J.P. Morgan Chase & Co.
1.80%, 01/25/18	250	248,358
4.25%, 10/15/20	200	215,594
4.35%, 08/15/21	100	107,787
4.40%, 07/22/20	100	108,869
5.60%, 07/15/41	225	258,648
KeyCorp
5.10%, 03/24/21	100	113,705
KfW
0.50%, 04/19/16	250	249,072
0.63%, 04/24/15	100	100,410
2.63%, 01/25/22	200	206,654
2.75%, 09/08/20	300	317,568
5.13%, 03/14/16	605	679,609
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	202	230,528
Lloyds TSB Bank PLC
4.20%, 03/28/17	100	108,915
Morgan Stanley
4.75%, 03/22/17	100	109,079
5.50%, 07/24/20	300	339,457
5.75%, 10/18/16	355	397,621
6.00%, 04/28/15	100	108,518
6.38%, 07/24/42	50	59,256
National City Corp.
4.90%, 01/15/15	170	180,906
Northern Trust Corp.
2.38%, 08/02/22	100	95,719
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[b]	100	101,053
Rabobank Nederland
3.88%, 02/08/22	150	155,771
Royal Bank of Canada
2.30%, 07/20/16	100	103,736
Royal Bank of Scotland Group PLC
5.63%, 08/24/20	100	114,564
6.13%, 01/11/21	100	117,474
Toronto-Dominion Bank (The)
2.38%, 10/19/16	100	104,037
UBS AG Stamford
5.88%, 12/20/17	250	293,761
UnionBanCal Corp.
3.50%, 06/18/22	50	50,541
US Bank N.A.
4.80%, 04/15/15	184	196,555
Wachovia Corp./Wells Fargo & Co.
5.75%, 06/15/17	255	294,086
Wells Fargo & Co.
1.25%, 02/13/15	200	201,663
5.63%, 12/11/17	200	232,191
Series M
3.45%, 02/13/23	300	292,962
Westpac Banking Corp.
1.60%, 01/12/18[a]	100	100,229

Security	Principal (000s)	Value

4.20%, 02/27/15	$125	$132,644

		11,876,822
BEVERAGES — 0.75%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	100	96,033
4.13%, 01/15/15	190	200,427
7.75%, 01/15/19	100	129,616
8.20%, 01/15/39	75	114,589
Coca-Cola Co. (The)
0.75%, 03/13/15	50	50,260
3.30%, 09/01/21	150	158,203
Diageo Capital PLC
5.88%, 09/30/36	81	97,351
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	50	52,247
Molson Coors Brewing Co.
3.50%, 05/01/22[a]	100	101,222
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	101	134,144
PepsiCo Inc.
0.75%, 03/05/15	50	50,169
1.25%, 08/13/17	100	99,195
7.90%, 11/01/18	90	117,678

		1,401,134
BIOTECHNOLOGY — 0.24%
Amgen Inc.
2.13%, 05/15/17	75	76,653
3.63%, 05/15/22 (Call 02/15/22)	50	52,262
5.15%, 11/15/41 (Call 05/15/41)	100	105,528
5.70%, 02/01/19	140	165,572
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	50	55,237

		455,252
BUILDING MATERIALS — 0.16%
CRH America Inc.
5.30%, 10/15/13	202	205,381
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	100	101,490

		306,871
CHEMICALS — 0.64%
Agrium Inc.
3.50%, 06/01/23	25	24,874
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	100	97,993
CF Industries Inc.
7.13%, 05/01/20	50	61,983
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)	50	53,241
4.25%, 11/15/20 (Call 08/15/20)	100	109,062
5.25%, 11/15/41 (Call 05/15/41)	100	106,054
E.I. du Pont de Nemours and Co.
4.25%, 04/01/21	50	55,811
5.25%, 12/15/16	181	207,308

110

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Eastman Chemical Co.
3.00%, 12/15/15	$50	$52,441
Ecolab Inc.
3.00%, 12/08/16	100	106,132
Monsanto Co.
2.75%, 04/15/16	50	52,653
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	50	53,385
5.63%, 12/01/40	50	56,745
PPG Industries Inc.
3.60%, 11/15/20	50	52,916
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)	100	97,310

		1,187,908
COMMERCIAL SERVICES — 0.10%
ADT Corp. (The)
3.50%, 07/15/22	75	72,377
Western Union Co. (The)
5.25%, 04/01/20	108	114,951

		187,328
COMPUTERS — 0.53%
Apple Inc.
3.85%, 05/04/43	50	46,136
Computer Sciences Corp.
4.45%, 09/15/22[a]	50	51,689
Dell Inc.
4.63%, 04/01/21[a]	100	99,000
Hewlett-Packard Co.
4.05%, 09/15/22	100	99,154
4.75%, 06/02/14	175	181,430
6.00%, 09/15/41	50	50,390
International Business Machines Corp.
0.75%, 05/11/15	100	100,470
2.90%, 11/01/21	125	126,304
4.00%, 06/20/42	106	103,469
5.60%, 11/30/39	6	7,344
5.70%, 09/14/17	100	117,742

		983,128
COSMETICS & PERSONAL CARE — 0.17%
Colgate-Palmolive Co.
1.30%, 01/15/17	100	100,643
Procter & Gamble Co. (The)
1.80%, 11/15/15	150	154,542
5.55%, 03/05/37	51	62,228

		317,413
DISTRIBUTION & WHOLESALE — 0.06%
Arrow Electronics Inc.
5.13%, 03/01/21	50	52,826
Ingram Micro Inc.
5.25%, 09/01/17	50	53,838

		106,664

Security	Principal (000s)	Value

DIVERSIFIED FINANCIAL SERVICES — 2.78%
American Express Co.
4.05%, 12/03/42	$139	$125,851
6.80%, 09/01/66 (Call 09/01/16)[c]	81	88,695
American Express Credit Corp.
2.80%, 09/19/16	100	105,078
Associates Corp. of North America
6.95%, 11/01/18	103	124,929
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	100	111,852
5.70%, 11/15/14	302	322,883
Capital One Bank (USA) N.A.
8.80%, 07/15/19	250	333,041
Credit Suisse (USA) Inc.
5.38%, 03/02/16	142	158,189
Discover Financial Services
5.20%, 04/27/22	50	55,007
Ford Motor Credit Co. LLC
5.00%, 05/15/18	200	220,696
7.00%, 04/15/15	150	164,596
8.00%, 12/15/16	100	119,926
General Electric Capital Corp.
1.00%, 01/08/16	100	100,039
2.30%, 04/27/17	175	179,631
4.63%, 01/07/21	50	55,269
5.63%, 09/15/17	403	466,371
5.88%, 01/14/38	132	151,482
Series A
3.75%, 11/14/14	250	260,976
6.75%, 03/15/32	208	259,846
HSBC Finance Corp.
6.68%, 01/15/21	157	185,716
Jefferies Group LLC
5.13%, 01/20/23	25	26,289
8.50%, 07/15/19	87	108,882
John Deere Capital Corp.
1.40%, 03/15/17	100	100,745
3.90%, 07/12/21[a]	125	135,292
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	100	106,063
6.40%, 08/28/17	278	322,657
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	50	50,326
3.05%, 02/15/22 (Call 11/15/21)	50	50,972
Nomura Holdings Inc.
4.13%, 01/19/16	100	105,278
ORIX Corp.
3.75%, 03/09/17[a]	50	52,257
SLM Corp.
7.25%, 01/25/22	50	52,000
Series A
5.38%, 05/15/14	132	135,960
Toyota Motor Credit Corp.
1.00%, 02/17/15	100	100,772
1.25%, 10/05/17	50	49,452
3.30%, 01/12/22	100	102,565
3.40%, 09/15/21	100	104,332

		5,193,915

111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

ELECTRIC — 2.32%
Alabama Power Co.
4.10%, 01/15/42	$100	$96,053
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	100	98,065
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	100	90,341
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	100	118,480
Constellation Energy Group Inc.
4.55%, 06/15/15	92	98,272
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	200	201,385
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	100	97,617
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	50	53,367
Dominion Resources Inc.
4.45%, 03/15/21	100	111,396
Series C
4.90%, 08/01/41 (Call 02/01/41)	50	53,406
5.15%, 07/15/15	143	155,566
Duke Energy Corp.
3.55%, 09/15/21 (Call 06/15/21)	100	103,829
Duke Energy Indiana Inc.
6.45%, 04/01/39	50	63,787
Duke Energy Ohio Inc.
5.45%, 04/01/19	100	118,612
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	100	106,768
Exelon Corp.
4.90%, 06/15/15	102	109,671
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	100	103,684
5.35%, 01/15/14[a]	152	156,315
FirstEnergy Solutions Corp.
6.80%, 08/15/39	100	113,494
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	100	98,125
5.95%, 02/01/38	94	117,734
Florida Power Corp.
6.40%, 06/15/38	75	96,381
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[a,d]	100	110,983
Indiana Michigan Power Co.
7.00%, 03/15/19	134	166,319
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	50	57,929
LG&E and KU Energy LLC
2.13%, 11/15/15	50	51,230
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	102	122,341
Mississippi Power Co.
2.35%, 10/15/16[a]	100	104,619
Nevada Power Co.
6.50%, 08/01/18	100	121,991
Nisource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)	100	101,665
Oncor Electric Delivery Co.
7.00%, 09/01/22	101	129,088
Pacific Gas & Electric Co.

Security	Principal (000s)	Value

4.80%, 03/01/14	$112	$115,477
6.05%, 03/01/34	100	123,197
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)[a]	100	98,469
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	100	109,128
PSEG Power LLC
8.63%, 04/15/31	61	88,386
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	51,151
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	100	97,962
6.00%, 01/15/34	92	115,250
Southern Power Co.
5.15%, 09/15/41	50	53,809
Xcel Energy Inc.
6.50%, 07/01/36	125	159,772

		4,341,114
ELECTRICAL COMPONENTS & EQUIPMENT — 0.07%
Emerson Electric Co.
4.25%, 11/15/20	110	122,543

		122,543
ELECTRONICS — 0.18%
Honeywell International Inc.
5.00%, 02/15/19	110	128,494
Koninklijke Philips Electronics NV
3.75%, 03/15/22	100	104,649
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	50	48,341
3.60%, 08/15/21 (Call 05/15/21)	50	51,032

		332,516
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance (USA) Inc.
2.88%, 05/08/22	50	49,667

		49,667
ENVIRONMENTAL CONTROL — 0.13%
Republic Services Inc.
5.50%, 09/15/19	75	87,313
Waste Management Inc.
2.60%, 09/01/16	100	104,107
7.00%, 07/15/28	41	52,891

		244,311
FOOD — 0.69%
Campbell Soup Co.
3.05%, 07/15/17	50	52,577
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	100	103,635
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	100	102,648
H.J. Heinz Co.
2.85%, 03/01/22 (Call 12/01/21)[a]	100	98,000

112

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Hershey Co. (The)
4.13%, 12/01/20	$50	$55,489
Kellogg Co.
4.15%, 11/15/19	130	143,544
Kraft Foods Group Inc.
1.63%, 06/04/15	50	50,763
5.00%, 06/04/42	50	52,428
Kroger Co. (The)
5.00%, 04/15/42 (Call 10/15/41)	50	51,209
Mondelez International Inc.
6.13%, 02/01/18	200	236,106
6.50%, 02/09/40	125	156,954
Safeway Inc.
3.95%, 08/15/20[a]	50	51,131
Unilever Capital Corp.
5.90%, 11/15/32	102	132,061

		1,286,545
FOREST PRODUCTS & PAPER — 0.16%
Georgia-Pacific LLC
8.00%, 01/15/24	50	67,790
International Paper Co.
7.30%, 11/15/39	100	131,539
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	100	94,670

		293,999
GAS — 0.17%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	100	118,782
Sempra Energy
6.00%, 10/15/39	55	66,768
9.80%, 02/15/19	100	137,954

		323,504
HEALTH CARE — PRODUCTS — 0.37%
Baxter International Inc.
1.85%, 01/15/17	200	202,825
Boston Scientific Corp.
6.00%, 01/15/20	50	58,098
6.40%, 06/15/16	100	113,528
Covidien International Finance SA
4.20%, 06/15/20	100	110,162
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	50	51,188
4.50%, 03/15/42 (Call 09/15/41)	100	102,554
St. Jude Medical Inc.
2.50%, 01/15/16	50	51,470

		689,825
HEALTH CARE — SERVICES — 0.48%
Aetna Inc.
6.75%, 12/15/37	100	128,936
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	100	106,188
4.38%, 12/15/20 (Call 09/15/20)	50	54,748
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	25	23,964

Security	Principal (000s)	Value

7.20%, 06/15/18	$25	$30,269
UnitedHealth Group Inc.
2.88%, 03/15/23	100	97,611
5.38%, 03/15/16	140	156,372
5.80%, 03/15/36	51	59,248
WellPoint Inc.
3.30%, 01/15/23	50	49,548
5.25%, 01/15/16	120	132,557
5.85%, 01/15/36	50	57,255

		896,696
HOLDING COMPANIES — DIVERSIFIED — 0.11%
Encana Holdings Finance Corp.
5.80%, 05/01/14	190	198,645

		198,645
HOME FURNISHINGS — 0.05%
Whirlpool Corp.
3.70%, 03/01/23	100	100,729

		100,729
HOUSEHOLD PRODUCTS & WARES — 0.09%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	50	48,966
Kimberly-Clark Corp.
6.13%, 08/01/17	103	122,637

		171,603
INSURANCE — 1.40%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	104,390
Aflac Inc.
3.45%, 08/15/15[a]	50	52,826
Allstate Corp. (The)
5.55%, 05/09/35	132	158,614
American International Group Inc.
4.88%, 06/01/22	50	55,349
5.45%, 05/18/17	170	191,563
5.85%, 01/16/18	100	115,260
8.18%, 05/15/68 (Call 05/15/38)[c]	100	131,000
Aon PLC
4.25%, 12/12/42	50	46,714
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	122	130,405
Berkshire Hathaway Inc.
3.40%, 01/31/22[a]	100	102,951
Chubb Corp. (The)
5.75%, 05/15/18	150	178,768
CNA Financial Corp.
5.88%, 08/15/20	25	28,992
Genworth Financial Inc.
7.63%, 09/24/21[a]	150	185,013
Hartford Financial Services Group Inc.
5.50%, 03/30/20	75	87,102
Lincoln National Corp.
4.20%, 03/15/22	50	53,171
8.75%, 07/01/19	50	66,538
MetLife Inc.

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

4.13%, 08/13/42	$50	$46,644
5.00%, 06/15/15	254	274,955
6.40%, 12/15/66 (Call 12/15/31)	25	28,188
Principal Financial Group Inc.
4.63%, 09/15/42	100	100,202
Prudential Financial Inc.
4.50%, 11/16/21[a]	75	81,536
5.63%, 06/15/43 (Call 06/15/23)[c]	100	105,500
5.70%, 12/14/36	101	113,091
Travelers Companies Inc. (The)
5.80%, 05/15/18	150	179,123

		2,617,895
INTERNET — 0.08%
eBay Inc.
0.70%, 07/15/15	100	100,259
Google Inc.
3.63%, 05/19/21	50	54,379

		154,638
IRON & STEEL — 0.03%
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[a]	50	48,213

		48,213
LODGING — 0.05%
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	100	102,073

		102,073
MACHINERY — 0.28%
Caterpillar Inc.
3.90%, 05/27/21	100	108,495
5.20%, 05/27/41	25	27,804
5.70%, 08/15/16	204	234,137
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	50	47,161
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	100	97,711

		515,308
MANUFACTURING — 0.30%
3M Co.
5.70%, 03/15/37	50	61,712
Danaher Corp.
2.30%, 06/23/16	50	52,024
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	50	58,690
General Electric Co.
2.70%, 10/09/22	50	49,265
4.13%, 10/09/42	100	95,934
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	100	104,774
3.90%, 09/01/42 (Call 03/01/42)	50	46,357
Pentair Finance SA
2.65%, 12/01/19	100	99,111

		567,867

Security	Principal (000s)	Value

MEDIA — 1.43%
CBS Corp.
7.88%, 07/30/30	$57	$75,005
Comcast Corp.
2.85%, 01/15/23	100	98,669
3.13%, 07/15/22	75	76,584
6.45%, 03/15/37	132	167,262
6.95%, 08/15/37	100	133,338
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	100	102,378
5.00%, 03/01/21	100	111,247
6.00%, 08/15/40 (Call 05/15/40)	50	53,548
Discovery Communications LLC
4.38%, 06/15/21	100	108,564
NBCUniversal Media LLC
4.38%, 04/01/21	100	111,676
5.95%, 04/01/41	100	120,315
News America Inc.
5.30%, 12/15/14	183	195,783
6.15%, 02/15/41	125	145,545
Time Warner Cable Inc.
6.55%, 05/01/37	81	92,329
6.75%, 06/15/39	75	87,639
7.50%, 04/01/14	140	147,825
8.25%, 04/01/19	125	160,658
Time Warner Inc.
4.75%, 03/29/21	100	112,050
7.70%, 05/01/32	202	273,600
Viacom Inc.
1.25%, 02/27/15	50	50,339
4.50%, 03/01/21	100	108,426
Walt Disney Co. (The)
1.13%, 02/15/17	100	99,375
2.55%, 02/15/22[a]	50	49,001

		2,681,156
MINING — 0.91%
Alcoa Inc.
5.55%, 02/01/17[a]	61	66,099
5.95%, 02/01/37[a]	61	58,516
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	25	24,577
Barrick Gold Corp.
3.85%, 04/01/22[a]	100	95,440
Barrick North America Finance LLC
4.40%, 05/30/21	100	99,799
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	100	100,763
2.88%, 02/24/22	100	99,499
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22 (Call 12/01/21)	50	48,602
5.45%, 03/15/43 (Call 09/15/42)[e]	50	47,923
Newmont Mining Corp.
6.25%, 10/01/39	50	51,896
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	50	51,108
5.20%, 11/02/40	125	133,330
9.00%, 05/01/19	88	118,920
Rio Tinto Finance (USA) PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	50	47,553

114

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Southern Copper Corp.
6.75%, 04/16/40	$25	$26,306
Teck Resources Ltd.
3.85%, 08/15/17	150	159,690
4.50%, 01/15/21 (Call 10/15/20)[a]	100	104,120
Vale Overseas Ltd.
4.63%, 09/15/20	100	103,400
6.25%, 01/23/17	152	172,879
6.88%, 11/21/36	75	81,392

		1,691,812
MULTI-NATIONAL — 1.52%
Corporacion Andina de Fomento
4.38%, 06/15/22	75	79,986
European Bank for Reconstruction and Development
1.00%, 02/16/17	200	201,170
European Investment Bank
1.13%, 09/15/17	375	375,003
2.13%, 07/15/16	350	365,121
4.00%, 02/16/21	200	225,787
4.63%, 05/15/14	605	629,921
International Bank for Reconstruction and Development
1.00%, 09/15/16	250	252,630
2.13%, 03/15/16	250	260,857
International Finance Corp.
1.13%, 11/23/16	250	253,244
Nordic Investment Bank
0.50%, 04/14/16	200	199,618

		2,843,337
OFFICE & BUSINESS EQUIPMENT — 0.16%
Xerox Corp.
4.25%, 02/15/15	150	157,681
5.63%, 12/15/19	125	141,980

		299,661
OIL & GAS — 2.14%
Anadarko Petroleum Corp.
5.95%, 09/15/16	202	230,144
6.20%, 03/15/40	50	59,533
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	50	49,747
BP Capital Markets PLC
3.13%, 10/01/15	50	52,627
3.25%, 05/06/22	50	49,980
3.56%, 11/01/21	100	104,067
3.88%, 03/10/15	150	158,396
Canadian Natural Resources Ltd.
6.25%, 03/15/38	61	71,453
Cenovus Energy Inc.
6.75%, 11/15/39	50	63,878
Chevron Corp.
4.95%, 03/03/19	100	117,157
ConocoPhillips
5.75%, 02/01/19	100	120,182
ConocoPhillips Holding Co.
6.95%, 04/15/29	204	268,729
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	50	48,529

Security	Principal (000s)	Value

7.95%, 04/15/32	$57	$77,451
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)	50	49,837
Ensco PLC
4.70%, 03/15/21	100	110,336
EOG Resources Inc.
4.10%, 02/01/21	100	109,343
EQT Corp.
4.88%, 11/15/21	100	105,269
Hess Corp.
7.13%, 03/15/33	51	63,461
Husky Energy Inc.
7.25%, 12/15/19	50	63,513
Marathon Oil Corp.
6.00%, 10/01/17	48	56,414
Marathon Petroleum Corp.
5.13%, 03/01/21	50	57,370
Nabors Industries Inc.
4.63%, 09/15/21	75	77,154
Nexen Inc.
6.20%, 07/30/19	50	60,500
7.50%, 07/30/39	50	68,476
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	50	59,041
Noble Holding International Ltd.
5.25%, 03/15/42	50	47,563
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	150	144,999
Phillips 66
4.30%, 04/01/22	100	108,081
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	50	51,280
Shell International Finance BV
3.10%, 06/28/15	100	105,241
6.38%, 12/15/38	100	133,259
Statoil ASA
2.45%, 01/17/23	100	95,345
5.25%, 04/15/19	100	118,519
Suncor Energy Inc.
6.10%, 06/01/18	150	178,876
6.50%, 06/15/38	50	61,037
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	50	51,336
Total Capital International SA
1.50%, 02/17/17	50	50,358
Total Capital SA
4.13%, 01/28/21	100	109,941
Transocean Inc.
6.00%, 03/15/18	125	143,722
6.50%, 11/15/20	100	116,960
Valero Energy Corp.
6.13%, 02/01/20	50	59,742
7.50%, 04/15/32	51	65,630

		3,994,476
OIL & GAS SERVICES — 0.24%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	50	51,670
Cameron International Corp.
3.60%, 04/30/22 (Call 01/30/22)[a]	50	51,274
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	52,016

115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	$100	$96,312
Weatherford International Ltd.
9.63%, 03/01/19	150	194,751

		446,023
PHARMACEUTICALS — 1.31%
Abbott Laboratories
5.30%, 05/27/40[a]	50	58,902
AbbVie Inc.
2.90%, 11/06/22[e]	25	24,333
4.40%, 11/06/42[e]	75	73,279
Allergan Inc.
3.38%, 09/15/20	10	10,538
AmerisourceBergen Corp.
5.88%, 09/15/15	101	111,853
AstraZeneca PLC
4.00%, 09/18/42	50	46,707
6.45%, 09/15/37	50	62,911
Bristol-Myers Squibb Co.
5.88%, 11/15/36	45	55,086
Cardinal Health Inc.
3.20%, 03/15/23	100	97,363
Eli Lilly and Co.
5.55%, 03/15/37	81	96,770
Express Scripts Holding Co.
2.10%, 02/12/15	100	102,005
4.75%, 11/15/21	100	111,715
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	158	188,189
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	100	99,451
Johnson & Johnson
4.85%, 05/15/41	100	113,458
5.55%, 08/15/17	90	105,813
McKesson Corp.
5.70%, 03/01/17	61	69,950
Medco Health Solutions Inc.
2.75%, 09/15/15	50	51,944
Merck & Co. Inc.
4.75%, 03/01/15	90	96,595
5.85%, 06/30/39	50	61,251
Novartis Capital Corp.
2.40%, 09/21/22	50	48,211
Novartis Securities Investment Ltd.
5.13%, 02/10/19	100	117,190
Pfizer Inc.
3.00%, 06/15/23	100	99,912
7.20%, 03/15/39	80	112,107
Sanofi
1.20%, 09/30/14	50	50,506
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	101	124,984
Watson Pharmaceuticals Inc.
3.25%, 10/01/22 (Call 07/01/22)	50	48,971
Wyeth LLC
5.50%, 02/01/14	193	199,345

		2,439,339

Security	Principal (000s)	Value

PIPELINES — 0.95%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	$25	$27,972
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	100	104,296
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	100	107,170
6.50%, 02/01/42 (Call 08/01/41)	50	56,166
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	100	98,843
5.70%, 02/15/42	50	55,777
Series G
5.60%, 10/15/14	142	151,612
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	100	98,293
3.95%, 09/01/22 (Call 06/01/22)	100	103,524
6.50%, 02/01/37	92	108,279
Magellan Midstream Partners LP
4.25%, 02/01/21	100	107,014
ONEOK Inc.
6.00%, 06/15/35	61	66,161
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	50	52,489
3.38%, 10/01/22 (Call 07/01/22)	50	48,571
Plains All American Pipeline LP
3.95%, 09/15/15	100	107,066
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	100	97,457
TransCanada PipeLines Ltd.
7.13%, 01/15/19	114	142,634
7.63%, 01/15/39	75	105,731
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	48,226
5.25%, 03/15/20	84	93,831

		1,781,112
REAL ESTATE — 0.06%
ProLogis LP
6.88%, 03/15/20 (Call 12/16/19)	100	119,837

		119,837
REAL ESTATE INVESTMENT TRUSTS — 0.64%
American Tower Corp.
5.05%, 09/01/20	50	54,620
Boston Properties LP
4.13%, 05/15/21	150	161,202
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	50	51,603
ERP Operating LP
5.25%, 09/15/14	84	88,831
HCP Inc.
6.70%, 01/30/18	134	160,596
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	100	107,337
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	100	104,588
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	25	24,555

116

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Simon Property Group LP
4.38%, 03/01/21 (Call 12/01/20)[a]	$150	$165,360
5.65%, 02/01/20 (Call 11/01/19)	150	177,753
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	100	105,396

		1,201,841
RETAIL — 1.05%
Costco Wholesale Corp.
5.50%, 03/15/17	81	93,705
CVS Caremark Corp.
4.75%, 05/18/20 (Call 12/18/19)	25	28,386
5.75%, 06/01/17	125	145,560
5.75%, 05/15/41 (Call 11/15/40)	75	87,937
6.13%, 08/15/16	61	70,263
Home Depot Inc. (The)
5.40%, 03/01/16	102	114,424
5.88%, 12/16/36	63	76,939
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	25	25,863
Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)	150	159,121
6.88%, 02/15/28	25	32,183
Macy’s Retail Holdings Inc.
6.38%, 03/15/37	50	57,646
McDonald’s Corp.
3.70%, 02/15/42	50	45,913
5.35%, 03/01/18	130	151,897
Target Corp.
2.90%, 01/15/22	200	201,059
7.00%, 01/15/38	103	140,288
Wal-Mart Stores Inc.
3.25%, 10/25/20	75	79,245
4.25%, 04/15/21	100	112,128
5.00%, 10/25/40	100	110,139
5.63%, 04/15/41	75	91,158
6.50%, 08/15/37	50	65,610
Walgreen Co.
3.10%, 09/15/22	50	49,282
4.40%, 09/15/42	25	23,843

		1,962,589
SAVINGS & LOANS — 0.17%
Murray Street Investment Trust I
4.65%, 03/09/17[d]	300	325,331

		325,331
SEMICONDUCTORS — 0.11%
Intel Corp.
1.35%, 12/15/17	50	49,676
1.95%, 10/01/16	100	103,190
4.25%, 12/15/42	50	47,019

		199,885
SOFTWARE — 0.33%
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	50	49,176
Microsoft Corp.

Security	Principal (000s)	Value

1.63%, 09/25/15	$150	$153,788
3.75%, 05/01/43 (Call 11/01/42)	50	46,493
4.50%, 10/01/40	50	52,322
Oracle Corp.
1.20%, 10/15/17	50	49,581
5.25%, 01/15/16	132	147,084
5.38%, 07/15/40	100	116,014

		614,458
TELECOMMUNICATIONS — 2.42%
America Movil SAB de CV
5.00%, 03/30/20	150	165,376
6.13%, 03/30/40	100	112,478
AT&T Inc.
1.70%, 06/01/17	100	100,664
2.95%, 05/15/16	175	184,364
3.88%, 08/15/21	250	266,922
5.35%, 09/01/40	50	53,818
6.55%, 02/15/39	150	186,148
BellSouth Corp.
6.00%, 11/15/34	202	222,964
British Telecommunications PLC
9.63%, 12/15/30	31	47,995
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	160	164,940
Cisco Systems Inc.
4.45%, 01/15/20	180	204,114
5.50%, 02/22/16	101	113,697
5.50%, 01/15/40	50	58,907
Corning Inc.
4.75%, 03/15/42	50	49,826
Deutsche Telekom International Finance BV
4.88%, 07/08/14	150	156,685
8.75%, 06/15/30	61	88,081
France Telecom SA
8.50%, 03/01/31	77	109,829
Juniper Networks Inc.
4.60%, 03/15/21	200	209,862
Motorola Solutions Inc.
3.50%, 03/01/23	100	97,490
New Cingular Wireless Services Inc.
8.75%, 03/01/31	100	154,978
Qwest Corp.
6.75%, 12/01/21	100	115,288
6.88%, 09/15/33 (Call 08/02/13)	31	31,155
Rogers Wireless Inc.
6.38%, 03/01/14	61	63,545
Telecom Italia Capital SA
5.25%, 10/01/15	160	171,395
Telefonica Emisiones SAU
3.99%, 02/16/16	100	104,537
Telefonica Europe BV
8.25%, 09/15/30	77	95,550
Verizon Communications Inc.
2.00%, 11/01/16	50	51,327
3.50%, 11/01/21	200	205,732
5.55%, 02/15/16	132	147,708
7.35%, 04/01/39	234	315,692
Vodafone Group PLC
4.38%, 03/16/21	50	54,816
4.38%, 02/19/43	250	234,309
5.75%, 03/15/16	162	182,369

		4,522,561

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

TRANSPORTATION — 0.49%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22 (Call 06/01/22)	$100	$99,920
6.15%, 05/01/37	102	124,074
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	50	50,628
CSX Corp.
4.25%, 06/01/21 (Call 03/01/21)	150	164,733
6.22%, 04/30/40	25	30,280
FedEx Corp.
3.88%, 08/01/42[a]	100	91,540
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	100	100,149
4.84%, 10/01/41	57	59,662
Union Pacific Corp.
5.78%, 07/15/40	80	97,062
United Parcel Service Inc.
2.45%, 10/01/22	50	48,330
3.63%, 10/01/42	50	46,031

		912,409

TOTAL CORPORATE BONDS & NOTES (Cost: $59,840,294)		63,493,906

FOREIGN AGENCY OBLIGATIONS[f] — 2.27%

BRAZIL — 0.22%
Petrobras International Finance Co.
3.50%, 02/06/17	50	51,394
5.38%, 01/27/21	100	106,072
5.75%, 01/20/20	234	255,368

		412,834
CANADA — 0.84%
Export Development Canada
3.13%, 04/24/14	204	208,961
Hydro-Quebec
2.00%, 06/30/16	150	155,407
Manitoba (Province of)
1.30%, 04/03/17	200	201,513
Nova Scotia (Province of)
2.38%, 07/21/15	100	103,834
Ontario (Province of)
1.65%, 09/27/19	50	49,244
2.30%, 05/10/16	150	156,712
4.40%, 04/14/20[a]	200	229,276
4.95%, 11/28/16[a]	160	182,353
Quebec (Province of)
5.00%, 03/01/16	122	136,286
7.50%, 09/15/29	102	148,081

		1,571,667

Security	Principal (000s)	Value

JAPAN — 0.06%
Japan Finance Corp.
2.50%, 01/21/16	$100	$104,832

		104,832
MEXICO — 0.26%
Pemex Project Funding Master Trust
5.75%, 03/01/18	100	114,000
6.63%, 06/15/35	102	115,770
Petroleos Mexicanos
5.50%, 01/21/21	100	112,500
5.50%, 06/27/44	150	150,000

		492,270
NETHERLANDS — 0.05%
Petrobras Global Finance BV
5.63%, 05/20/43	100	93,862

		93,862
SOUTH KOREA — 0.28%
Export-Import Bank of Korea (The)
5.00%, 04/11/22	200	220,115
5.88%, 01/14/15	100	107,044
Korea Development Bank (The)
1.50%, 01/22/18[a]	200	193,266

		520,425
SUPRANATIONAL — 0.56%
Asian Development Bank
1.75%, 03/21/19	100	102,063
2.75%, 05/21/14	309	316,418
Inter-American Development Bank
3.88%, 02/14/20	200	227,553
5.13%, 09/13/16	203	232,074
Svensk Exportkredit AB
2.13%, 07/13/16	100	103,925
5.13%, 03/01/17	50	57,498

		1,039,531
TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $4,123,916)		4,235,421

FOREIGN GOVERNMENT OBLIGATIONS[f] — 2.29%

BRAZIL — 0.49%
Brazil (Federative Republic of)
4.88%, 01/22/21	200	225,000
6.00%, 01/17/17	150	171,225
7.13%, 01/20/37	200	262,000
8.00%, 01/15/18	227	260,667

		918,892

118

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

CANADA — 0.04%
Canada (Government of)
0.88%, 02/14/17	$75	$75,321

		75,321
COLOMBIA — 0.17%
Colombia (Republic of)
6.13%, 01/18/41	100	120,500
7.38%, 03/18/19	150	189,000

		309,500
ITALY — 0.21%
Italy (Republic of)
4.50%, 01/21/15	260	272,664
5.38%, 06/12/17[a]	100	110,103

		382,767
MEXICO — 0.36%
United Mexican States
3.63%, 03/15/22[a]	378	389,340
7.50%, 04/08/33	204	285,600

		674,940
PANAMA — 0.16%
Panama (Republic of)
5.20%, 01/30/20	150	174,000
6.70%, 01/26/36	100	130,000

		304,000
PERU — 0.13%
Peru (Republic of)
7.13%, 03/30/19	200	250,000

		250,000
PHILIPPINES — 0.14%
Philippines (Republic of the)
6.38%, 10/23/34	200	256,000

		256,000
POLAND — 0.11%
Poland (Republic of)
6.38%, 07/15/19	170	204,637

		204,637
SOUTH AFRICA — 0.11%
South Africa (Republic of)
4.67%, 01/17/24[a]	200	207,500

		207,500
TURKEY — 0.31%
Turkey (Republic of)
3.25%, 03/23/23	400	392,000
4.88%, 04/16/43	200	196,000

		588,000

Security	Principal (000s)	Value

URUGUAY — 0.06%
Uruguay (Republic of)
7.63%, 03/21/36	$75	$103,688

		103,688

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $4,141,574)		4,275,245

MUNICIPAL DEBT OBLIGATIONS — 1.36%

CALIFORNIA — 0.61%
Bay Area Toll Authority RB Highway Revenue Tolls BAB Series S1
7.04%, 04/01/50	100	137,934
County of Sonoma RB Miscellaneous Revenue Series A
6.00%, 12/01/29 (GTD)	100	113,674
Los Angeles Community College District GO BAB
6.75%, 08/01/49	100	139,840
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	50	68,945
Los Angeles Unified School District GO BAB
6.76%, 07/01/34	75	99,993
Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	80	97,228
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	50	59,366
State of California GO
6.20%, 10/01/19	100	120,888
State of California GO BAB
7.30%, 10/01/39	215	295,569

		1,133,437
COLORADO — 0.03%
Denver City & County School District No. 1 COP Lease Appropriation Series B
4.24%, 12/15/37	50	48,810

		48,810
GEORGIA — 0.05%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project M,
Series 2010A
6.66%, 04/01/57	80	89,783

		89,783
ILLINOIS — 0.13%
State of Illinois GO
5.10%, 06/01/33	235	235,783

		235,783

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

MASSACHUSETTS — 0.04%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	$75	$80,854

		80,854
NEW JERSEY — 0.10%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/23 (AGM)	100	67,372
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	100	116,674

		184,046
NEW YORK — 0.21%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	60	86,863
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	100	123,191
Port Authority of New York& New Jersey RB Port Airport & Marina Revenue
5.86%, 12/01/24 (GOI)	100	126,175
State of New York GO BAB
5.97%, 03/01/36	50	62,763

		398,992
OHIO — 0.13%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
Series E
6.27%, 02/15/50	50	57,474
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	170	193,297

		250,771
OREGON — 0.03%
State of Oregon GO
5.89%, 06/01/27	50	62,577

		62,577
TEXAS — 0.03%
City of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	50	62,161

		62,161

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $2,245,776)		2,547,214

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 58.96%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.30%
Federal Home Loan Banks
0.38%, 01/29/14	1,000	1,001,342
5.00%, 11/17/17[a]	790	926,170
5.50%, 08/13/14	600	637,973

Security	Principal (000s)	Value

Federal Home Loan Mortgage Corp.
0.88%, 03/07/18	$700	$691,357
1.75%, 05/30/19[a]	180	182,721
2.38%, 01/13/22	166	168,699
4.50%, 01/15/15[a]	1,210	1,291,550
4.88%, 06/13/18[a]	704	829,908
6.75%, 03/15/31	201	293,515
Federal National Mortgage Association
0.50%, 08/09/13	500	500,367
1.25%, 01/30/17[a]	300	304,851
5.00%, 04/15/15	3,040	3,303,590
5.38%, 06/12/17[a]	450	529,667
6.63%, 11/15/30	740	1,067,532
Tennessee Valley Authority
3.50%, 12/15/42	50	45,778

		11,775,020
U.S. GOVERNMENT OBLIGATIONS — 52.66%
U.S. Treasury Bonds
3.00%, 05/15/42	500	473,320
3.13%, 11/15/41[a]	750	729,577
3.13%, 02/15/43	1,400	1,355,872
3.75%, 08/15/41[a]	500	547,265
3.88%, 08/15/40[a]	750	840,000
4.25%, 11/15/40[a]	730	869,328
4.38%, 05/15/41	250	303,790
4.50%, 08/15/39[a]	2,268	2,808,328
4.75%, 02/15/41[a]	1,080	1,389,442
5.25%, 02/15/29[a]	350	460,355
5.38%, 02/15/31	200	269,642
6.25%, 05/15/30	400	585,524
7.63%, 02/15/25[a]	2,400	3,709,632
U.S. Treasury Notes
0.25%, 02/15/15	4,300	4,298,237
0.25%, 02/28/15	3,000	2,998,650
0.38%, 11/15/14	50	50,108
0.63%, 08/31/17	2,300	2,276,379
0.63%, 11/30/17	1,800	1,775,520
0.75%, 10/31/17	500	496,410
0.75%, 02/28/18	2,500	2,471,800
0.88%, 12/31/16	3,400	3,423,324
0.88%, 02/28/17	3,100	3,117,050
0.88%, 07/31/19[a]	1,200	1,166,280
1.00%, 09/30/16	150	151,909
1.00%, 10/31/16	3,700	3,745,362
1.13%, 12/31/19[a]	700	685,762
1.25%, 02/29/20[a]	600	590,670
1.50%, 03/31/19	900	912,465
1.63%, 11/15/22	600	575,910
1.75%, 05/15/22	350	342,951
1.88%, 06/30/15	2,000	2,064,080
2.00%, 04/30/16[a]	3,300	3,442,296
2.00%, 11/15/21	650	655,700
2.00%, 02/15/22	1,720	1,728,411
2.00%, 02/15/23[a]	600	593,616
2.13%, 05/31/15	2,000	2,071,780
2.13%, 02/29/16	2,800	2,927,316
2.38%, 02/28/15	1,400	1,450,918
2.38%, 07/31/17[a]	3,080	3,275,118
2.38%, 05/31/18	1,000	1,065,040
2.50%, 03/31/15[a]	4,150	4,316,747
2.50%, 04/30/15[a]	4,417	4,601,631

120

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal or Shares (000s)	Value

2.63%, 04/30/18	$1,200	$1,292,664
3.00%, 02/28/17	1,750	1,897,210
3.13%, 05/15/21[a]	600	660,786
3.25%, 03/31/17	302	330,675
3.63%, 08/15/19[a]	6,360	7,234,119
3.63%, 02/15/21[a]	390	444,460
4.63%, 11/15/16[a]	6,676	7,582,734
4.75%, 05/15/14[a]	5,100	5,321,748
8.13%, 08/15/19[a]	1,410	1,985,604

		98,363,515

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $106,052,071)		110,138,535

SHORT-TERM INVESTMENTS — 21.50%

MONEY MARKET FUNDS — 21.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,g,h]	35,726	35,725,628
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,g,h]	3,730	3,730,034
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,g]	721	720,563

TOTAL SHORT-TERM INVESTMENTS		40,176,225

(Cost: $40,176,225)		40,176,225

TOTAL INVESTMENTS IN SECURITIES — 120.37%
(Cost: $216,579,856)		224,866,546
Other Assets, Less Liabilities — (20.37)%		(38,057,578)

NET ASSETS — 100.00%		$186,808,968

AGM  —   Assured Guaranty Municipal Corp.

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

121

Schedule of Investments  (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.11%

ADVERTISING — 0.44%
Affinion Group Inc.
7.88%, 12/15/18 (Call 12/15/14)[a]	$15,850	$12,283,750
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a,b]	11,450	12,194,250
11.00%, 08/15/18 (Call 08/15/14)[a,b]	10,177	8,981,202
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	8,050	8,140,053
5.88%, 02/01/22 (Call 02/01/17)[a]	12,650	13,710,246
7.88%, 04/15/18 (Call 04/15/14)[a]	10,310	11,165,257

		66,474,758
AEROSPACE & DEFENSE — 0.62%
B/E Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)[a]	27,500	28,875,000
6.88%, 10/01/20 (Call 10/01/15)[a]	16,950	18,645,000
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)[a,b]	8,750	9,103,003
7.75%, 12/15/18 (Call 12/15/14)	33,779	36,802,156

		93,425,159
AIRLINES — 0.20%
Continental Airlines Inc. 2012-3 Pass Through Trust
6.13%, 04/29/18	7,350	7,625,625
United Airlines Inc.
6.75%, 09/15/15 (Call 07/01/13)[a,b]	21,980	22,914,150

		30,539,775
APPAREL — 0.18%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)[a]	23,880	26,387,400
Levi Strauss & Co.
7.63%, 05/15/20 (Call 05/15/15)	1,100	1,221,000

		27,608,400
AUTO MANUFACTURERS — 0.69%
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)[a]	32,000	35,636,842
8.25%, 06/15/21 (Call 06/15/16)[a]	32,410	36,696,245
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (Call 02/01/18)[a,b]	1,800	1,842,104
7.75%, 05/15/18 (Call 05/15/14)[a,b]	6,550	7,151,463
8.13%, 05/15/21 (Call 05/15/16)[b]	5,875	6,669,490
Navistar International Corp.
8.25%, 11/01/21 (Call 11/01/14)[a]	16,600	16,973,238

		104,969,382
AUTO PARTS & EQUIPMENT—1.23%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)[a]	4,450	4,644,051

Security	Principal (000s)	Value

6.63%, 10/15/22 (Call 10/15/17)[a]	$14,250	$15,354,375
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	7,650	8,128,125
5.88%, 05/15/19 (Call 05/15/14)[a]	15,700	16,799,000
6.13%, 05/15/21 (Call 05/15/16)	10,420	11,488,050
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)[a]	19,650	20,632,500
7.00%, 05/15/22 (Call 05/15/17)[a]	15,670	16,766,900
8.25%, 08/15/20 (Call 08/15/15)[a]	21,645	23,971,837
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[a,b]	9,758	9,554,112
Schaeffler Finance BV
4.75%, 05/15/21 (Call 05/15/16)[a,b]	12,950	12,819,665
7.75%, 02/15/17[b]	13,970	15,716,116
8.50%, 02/15/19 (Call 02/15/15)[a,b]	8,915	10,033,346
TRW Automotive Inc.
4.50%, 03/01/21[a,b]	9,225	9,422,130
7.25%, 03/15/17[b]	10,320	11,977,271

		187,307,478
BANKS — 5.29%
Ally Financial Inc.
3.13%, 01/15/16[a]	5,400	5,458,171
4.50%, 02/11/14	1,600	1,624,000
4.63%, 06/26/15[a]	50,490	52,727,156
5.50%, 02/15/17	33,240	35,776,112
6.25%, 12/01/17[a]	25,160	27,801,800
6.75%, 12/01/14[a]	34,000	36,380,000
7.50%, 09/15/20[a]	46,050	53,878,500
8.00%, 12/31/18	9,525	11,191,875
8.00%, 03/15/20	37,010	44,041,900
8.30%, 02/12/15[a]	49,700	54,715,848
BBVA International Preferred SAU
5.92%, 12/31/49 (Call 04/18/17)[c]	16,561	15,450,658
BPCE SA
12.50%, 12/31/49 (Call 09/30/19)[a,b],c	7,000	8,890,000
CIT Group Inc.
4.25%, 08/15/17	44,550	46,111,068
4.75%, 02/15/15[a,b]	39,700	41,486,500
5.00%, 05/15/17	27,800	29,746,000
5.00%, 08/15/22	24,100	25,787,000
5.25%, 03/15/18[a]	30,325	32,643,440
5.38%, 05/15/20[a]	8,100	8,768,568
5.50%, 02/15/19[b]	57,380	62,037,615
Credit Agricole SA
6.64%, 12/31/49 (Call 05/31/17)[a,b],c	20,445	19,576,088
8.38%, 12/31/49 (Call 10/13/19)[a,b],c	10,000	11,175,000
Danske Bank A/S
5.91%, 12/31/49 (Call 06/16/14)[a,b,c]	18,925	19,066,938
HBOS PLC
6.75%, 05/21/18[a,b]	21,560	24,147,200
Regions Bank
7.50%, 05/15/18	16,450	19,945,625
Resona Preferred Global Securities (Cayman) Ltd.
7.19%, 12/31/49 (Call 07/30/15)[a,b,c]	4,600	4,968,000
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	21,950	22,800,562
5.05%, 01/08/15[a]	17,400	18,075,120
6.13%, 12/15/22	42,300	43,708,366
Societe Generale
5.92%, 12/31/49 (Call 04/05/17)[a,b,c]	21,015	20,752,312

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

UBS Preferred Funding Trust V Series 1
6.24%, 05/29/49 (Call 05/15/16)[c]	$4,250	$4,493,313

		803,224,735
BEVERAGES — 0.48%
Constellation Brands Inc.
3.75%, 05/01/21	6,200	6,060,500
4.25%, 05/01/23	2,475	2,437,875
6.00%, 05/01/22[a]	12,200	13,664,000
7.25%, 09/01/16[a]	17,350	19,995,875
7.25%, 05/15/17[a]	14,299	16,756,641
8.38%, 12/15/14[a]	12,250	13,505,625

		72,420,516
BUILDING MATERIALS — 0.84%
Building Materials Corp. of America
6.75%, 05/01/21 (Call 05/01/16)[b]	21,500	23,327,500
6.88%, 08/15/18 (Call 08/15/14)[b]	7,520	8,008,800
Hanson Ltd.
6.13%, 08/15/16[a]	705	779,025
Lafarge SA
6.20%, 07/09/15[b]	1,225	1,322,528
6.50%, 07/15/16	8,000	8,917,713
Masco Corp.
4.80%, 06/15/15[a]	4,000	4,220,000
5.95%, 03/15/22	7,000	7,770,000
6.13%, 10/03/16[a]	24,453	27,203,962
7.13%, 03/15/20	16,745	19,507,925
Ply Gem Industries Inc.
8.25%, 02/15/18 (Call 02/15/14)[a]	3,500	3,753,750
USG Corp.
6.30%, 11/15/16	9,379	9,918,293
9.75%, 01/15/18	10,385	12,202,375

		126,931,871
CHEMICALS — 2.16%
Ashland Inc.
4.75%, 08/15/22[b]	6,300	6,440,581
4.75%, 08/15/22 (Call 05/15/22)[a,b]	8,600	8,792,011
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[b]	4,480	4,495,716
Celanese U.S. Holdings LLC
4.63%, 11/15/22[a]	5,450	5,588,879
5.88%, 06/15/21[a]	8,650	9,528,338
6.63%, 10/15/18 (Call 10/15/14)	16,780	18,056,067
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[a,b]	9,775	9,874,609
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)[a]	15,200	15,827,002
6.63%, 04/15/20 (Call 04/15/15)[b]	18,550	19,315,189
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 02/01/14)[a]	21,250	22,133,299
9.00%, 11/15/20 (Call 11/15/15)[a]	8,700	8,844,263
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[a]	9,500	9,571,250
8.63%, 03/15/21 (Call 09/15/15)[a]	12,260	13,669,900
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[a,b]	16,510	18,119,725

Security	Principal (000s)	Value

8.38%, 02/15/19 (Call 02/15/15)[b]	$22,250	$24,836,563
Ineos Group Holdings SA
6.13%, 08/15/18 (Call 05/15/15)[b]	4,325	4,260,125
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	26,600	30,024,324
5.75%, 04/15/24 (Call 01/15/24)	17,700	20,592,835
6.00%, 11/15/21 (Call 08/17/21)	11,950	14,127,159
Momentive Performance Materials Inc.
8.88%, 10/15/20 (Call 10/15/15)[a]	24,500	26,521,252
9.00%, 01/15/21 (Call 01/15/16)[a]	16,458	15,429,375
PolyOne Corp.
5.25%, 03/15/23[b]	4,125	4,260,275
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	17,500	17,828,125

		328,136,862
COAL — 1.80%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/14)[a]	17,660	16,016,179
6.25%, 06/01/21 (Call 06/01/16)[a]	16,990	15,242,737
9.75%, 04/15/18[a]	12,700	13,575,939
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)[a]	22,850	20,635,556
7.25%, 10/01/20 (Call 10/01/15)[a]	6,930	6,211,398
7.25%, 06/15/21 (Call 06/15/16)[a]	25,200	22,400,794
8.75%, 08/01/16 (Call 08/01/13)[a]	16,200	16,720,631
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)[a]	28,000	29,937,216
8.25%, 04/01/20 (Call 04/01/15)[a]	29,460	32,538,066
Peabody Energy Corp.
6.00%, 11/15/18[a]	30,700	32,746,953
6.25%, 11/15/21[a]	30,178	31,441,164
6.50%, 09/15/20[a]	15,820	16,992,020
7.38%, 11/01/16	14,296	16,269,829
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
6.50%, 05/15/21 (Call 05/15/16)[b]	3,000	3,010,138

		273,738,620
COMMERCIAL SERVICES — 3.25%
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)[a,b]	19,950	19,900,125
8.75%, 12/01/20 (Call 12/01/15)[b]	4,250	4,292,500
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/18)[b]	7,650	7,707,376
8.25%, 01/15/19 (Call 10/15/14)[a]	15,600	17,018,701
Ceridian Corp.
8.88%, 07/15/19 (Call 07/15/15)[b]	20,250	23,191,491
11.00%, 03/15/21 (Call 03/15/16)[b]	3,675	4,216,347
11.25%, 11/15/15 (Call 07/01/13)	22,250	22,973,125
Emergency Medical Services Corp.
8.13%, 06/01/19 (Call 06/01/14)	14,650	16,023,437
HDTFS Inc.
6.25%, 10/15/22 (Call 10/15/17)[a]	11,450	12,447,170
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)[a]	9,900	10,466,693
6.75%, 04/15/19 (Call 04/15/15)[a]	24,550	26,702,276
7.38%, 01/15/21 (Call 01/15/16)	15,275	16,895,332
7.50%, 10/15/18 (Call 10/15/14)	18,625	20,296,072
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[a]	24,850	25,190,532

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

7.75%, 10/01/19 (Call 10/01/15)	$8,680	$9,673,409
8.38%, 08/15/21 (Call 08/15/14)	10,600	11,512,566
Jaguar Holding Co.
9.50%, 12/01/19 (Call 12/01/14)[b]	6,161	7,038,943
Laureate Education Inc.
9.25%, 09/01/19 (Call 09/01/15)[b]	22,450	24,975,625
R.R. Donnelley & Sons Co.
6.13%, 01/15/17[a]	1,550	1,654,625
7.25%, 05/15/18[a]	14,570	15,881,300
7.63%, 06/15/20[a]	7,150	7,489,625
7.88%, 03/15/21[a]	8,175	8,645,063
8.25%, 03/15/19[a]	14,350	15,749,125
ServiceMaster Co.
7.00%, 08/15/20 (Call 08/15/15)	17,200	17,114,058
8.00%, 02/15/20 (Call 02/15/15)[a]	12,800	13,204,695
TransUnion LLC/TransUnion Financing Corp.
11.38%, 06/15/18 (Call 06/15/14)[a]	9,750	11,066,250
United Rentals (North America) Inc.
5.75%, 07/15/18 (Call 07/15/15)[a]	18,700	19,992,929
6.13%, 06/15/23 (Call 12/15/17)[a]	1,350	1,409,063
7.38%, 05/15/20 (Call 05/15/16)	18,200	19,976,274
7.63%, 04/15/22 (Call 04/15/17)	27,150	30,033,789
8.38%, 09/15/20 (Call 09/15/15)[a]	13,610	14,835,012
9.25%, 12/15/19 (Call 12/15/14)	16,960	19,154,444
United Rentals Inc.
8.25%, 02/01/21 (Call 02/01/16)	14,895	16,496,212

		493,224,184
COMPUTERS — 0.96%
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	10,900	10,791,000
5.00%, 07/15/22 (Call 07/15/17)	6,150	6,196,125
Seagate HDD Cayman
4.75%, 06/01/23[b]	12,550	12,133,683
6.88%, 05/01/20 (Call 05/01/15)[a]	11,445	12,396,634
7.00%, 11/01/21 (Call 05/01/16)[a]	12,250	13,458,524
7.75%, 12/15/18 (Call 12/15/14)[a]	26,215	29,176,139
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)[a,b]	19,950	20,824,359
7.38%, 11/15/18 (Call 11/15/13)[a]	18,625	19,802,329
7.63%, 11/15/20 (Call 11/15/15)[a]	18,360	20,146,507

		144,925,300
DISTRIBUTION & WHOLESALE — 0.91%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[a,b]	21,750	23,055,000
8.13%, 04/15/19 (Call 04/15/15)[a]	26,590	29,514,900
10.50%, 01/15/21 (Call 01/15/16)[a]	21,625	22,463,778
11.00%, 04/15/20 (Call 04/15/16)	14,600	17,538,250
11.50%, 07/15/20 (Call 10/15/16)[a]	24,000	28,140,000
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)[a]	16,125	17,092,500

		137,804,428
DIVERSIFIED FINANCIAL SERVICES — 4.84%
Aircastle Ltd.
6.25%, 12/01/19[a]	2,550	2,776,950
6.75%, 04/15/17[a]	17,200	18,942,590
9.75%, 08/01/18 (Call 08/01/14)[a]	13,175	14,854,814

Security	Principal (000s)	Value

CNH Capital LLC
3.63%, 04/15/18[a,b]	$5,950	$5,979,749
3.88%, 11/01/15	7,120	7,271,300
6.25%, 11/01/16	16,470	18,117,698
E*TRADE Financial Corp.
6.00%, 11/15/17 (Call 11/15/14)[a]	12,250	12,831,875
6.38%, 11/15/19 (Call 11/15/15)[a]	15,925	16,840,688
6.75%, 06/01/16	9,350	10,027,875
General Motors Financial Co. Inc.
2.75%, 05/15/16[b]	6,865	6,862,772
3.25%, 05/15/18[b]	2,420	2,411,915
4.25%, 05/15/23[b]	1,265	1,246,025
4.75%, 08/15/17[b]	17,984	18,942,393
6.75%, 06/01/18[a]	10,315	11,781,566
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 01/15/16 (Call 06/17/13)[a]	21,400	22,218,595
8.00%, 01/15/18 (Call 01/15/14)	44,895	47,658,597
ILFC E-Capital Trust II
6.25%, 12/21/65 (Call 12/21/15)[b,c]	11,000	10,285,000
International Lease Finance Corp.
3.88%, 04/15/18[a]	8,000	8,020,000
4.63%, 04/15/21[a]	9,600	9,528,000
4.88%, 04/01/15[a]	22,000	22,945,844
5.65%, 06/01/14[a]	19,100	19,815,322
5.75%, 05/15/16[a]	18,930	20,288,882
5.88%, 04/01/19[a]	28,000	30,055,704
5.88%, 08/15/22[a]	16,750	17,964,375
6.25%, 05/15/19[a]	28,600	31,206,635
6.50%, 09/01/14[b]	28,500	30,208,923
6.75%, 09/01/16[b]	17,600	19,808,147
7.13%, 09/01/18[a,b]	10,350	12,107,125
8.25%, 12/15/20	17,130	20,805,582
8.63%, 09/15/15	29,900	33,809,727
8.63%, 01/15/22[a]	11,500	14,283,959
8.75%, 03/15/17	41,800	49,491,631
8.88%, 09/01/17[a]	27,000	32,376,521
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)[b]	11,200	11,620,000
7.88%, 10/01/20 (Call 10/01/16)[b]	9,000	9,956,250
Nuveen Investments Inc.
9.13%, 10/15/17 (Call 10/15/14)[b]	11,600	12,238,000
9.50%, 10/15/20 (Call 10/15/16)[b]	13,575	14,525,250
Springleaf Finance Corp.
6.90%, 12/15/17	58,880	60,793,600
Series I
5.40%, 12/01/15[a]	22,450	23,067,375

		733,967,254
ELECTRIC — 4.90%
AES Corp. (The)
4.88%, 05/15/23 (Call 05/15/18)	7,525	7,396,113
7.38%, 07/01/21 (Call 06/01/21)	20,975	24,692,299
7.75%, 10/15/15[a]	10,700	11,936,593
8.00%, 10/15/17	30,971	36,539,982
8.00%, 06/01/20[a]	14,580	17,495,210
9.75%, 04/15/16	12,000	14,205,624
Calpine Construction Finance Co. LP
8.00%, 06/01/16 (Call 06/03/13)[b]	25,675	26,730,176
Calpine Corp.
7.25%, 10/15/17 (Call 10/15/13)[b]	25,463	26,668,110
7.50%, 02/15/21 (Call 11/01/15)[b]	39,372	42,718,620
7.88%, 07/31/20 (Call 07/31/15)[a,b]	20,578	22,571,905

124

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

7.88%, 01/15/23 (Call 01/15/17)[a,b]	$21,269	$23,392,416
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	10,620	11,440,040
7.25%, 10/15/21 (Call 07/15/21)[a]	20,640	22,335,469
EDP Finance BV
4.90%, 10/01/19[b]	4,500	4,660,884
6.00%, 02/02/18[a],b	5,000	5,396,802
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20 (Call 12/01/15)	44,192	50,323,640
10.00%, 12/01/20 (Call 12/01/15)[a,b]	22,950	26,019,562
11.75%, 03/01/22 (Call 03/01/17)[a,b]	36,520	41,632,800
GenOn Energy Inc.
9.50%, 10/15/18[a]	13,710	15,977,426
9.88%, 10/15/20 (Call 10/15/15)	15,400	17,422,961
InterGen NV
9.00%, 06/30/17 (Call 07/01/13)[a,b]	21,570	22,136,212
Ipalco Enterprises Inc.
5.00%, 05/01/18 (Call 04/01/18)	13,000	13,934,770
7.25%, 04/01/16[a,b]	8,645	9,650,069
NRG Energy Inc.
6.63%, 03/15/23 (Call 09/15/17)[a,b]	14,100	14,970,915
7.63%, 01/15/18[a]	27,580	31,061,801
7.63%, 05/15/19 (Call 05/15/14)	12,120	12,904,627
7.88%, 05/15/21 (Call 05/15/16)[a]	28,250	31,520,853
8.25%, 09/01/20 (Call 09/01/15)[a]	18,305	20,531,252
8.50%, 06/15/19 (Call 06/15/14)[a]	21,405	23,329,053
PPL Capital Funding Inc. Series A
6.70%, 03/30/67 (Call 03/30/17)[c]	10,000	10,650,000
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)[a]	7,250	8,008,033
6.00%, 09/01/21[a]	10,475	11,728,689
6.50%, 12/15/20	9,360	10,731,577
RRI Energy Inc.
7.63%, 06/15/14[a]	10,800	11,528,842
7.88%, 06/15/17[a]	19,720	22,125,134
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20 (Call 04/01/16)[a,b]	38,600	30,156,250
15.00%, 04/01/21 (Call 10/01/15)	30,400	9,728,000

		744,252,709

ELECTRONICS — 0.22%
Flextronics International Ltd.
4.63%, 02/15/20[a,b]	6,225	6,240,807
5.00%, 02/15/23[a,b]	7,800	7,826,722
Rexel SA
5.25%, 06/15/20 (Call 06/15/16)[b]	7,850	7,967,750
6.13%, 12/15/19 (Call 12/15/15)[b]	10,000	10,400,000

		32,435,279

ENTERTAINMENT — 0.61%
AMC Entertainment Inc.
8.75%, 06/01/19 (Call 06/01/14)[a]	10,369	11,351,759
9.75%, 12/01/20 (Call 12/01/15)	18,220	20,984,998
Cinemark USA Inc.
5.13%, 12/15/22 (Call 12/15/17)[a]	9,800	9,957,605
8.63%, 06/15/19 (Call 06/15/14)[a]	1,000	1,122,000
Mohegan Tribal Gaming Authority
10.50%, 12/15/16 (Call 07/01/13)[a,b]	650	646,750

Security	Principal (000s)	Value

Pinnacle Entertainment Inc.
8.63%, 08/01/17 (Call 08/01/13)[a]	$12,250	$12,808,044
Regal Cinemas Corp.
8.63%, 07/15/19 (Call 07/15/14)	1,000	1,109,956
Regal Entertainment Group
9.13%, 08/15/18 (Call 08/15/14)[a]	2,645	3,021,913
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 01/15/16)[a,b]	4,400	4,625,500
11.50%, 10/01/18 (Call 10/01/14)	22,690	26,633,660

		92,262,185

ENVIRONMENTAL CONTROL — 0.24%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)[a]	12,725	13,170,375
5.25%, 08/01/20 (Call 08/01/16)[a]	9,529	9,933,983
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[b]	12,950	13,468,000

		36,572,358

FOOD — 1.42%
ARAMARK Corp.
5.75%, 03/15/20 (Call 03/15/15)[a,b]	10,750	11,139,687
Dean Foods Co.
7.00%, 06/01/16	13,390	15,097,225
9.75%, 12/15/18 (Call 12/15/14)	2,955	3,398,250
Del Monte Corp.
7.63%, 02/15/19 (Call 02/15/14)[a]	27,350	28,409,812
Hawk Acquisition Sub Inc.
4.25%, 10/15/20 (Call 04/15/15)[b]	35,850	35,670,750
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)[a]	23,300	25,863,000
Smithfield Foods Inc.
6.63%, 08/15/22 (Call 08/15/17)[a]	23,100	26,334,000
7.75%, 07/01/17[a]	9,120	10,602,000
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[b]	4,450	4,244,188
8.00%, 05/01/16[a]	22,000	24,283,600
US Foods Inc.
8.50%, 06/30/19 (Call 06/30/14)[a]	28,100	29,856,250

		214,898,762

FOREST PRODUCTS & PAPER — 0.03%
UPM-Kymmene Corp. OYJ
5.63%, 12/01/14[b]	5,000	5,200,000

		5,200,000

GAS — 0.29%
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[b]	10,700	11,206,657
7.50%, 11/30/16[a]	29,550	32,996,053

		44,202,710

HEALTH CARE — PRODUCTS — 1.18%
Alere Inc.
6.50%, 06/15/20 (Call 06/15/16)[b]	8,375	8,364,531
7.25%, 07/01/18 (Call 12/15/15)[b]	1,700	1,844,500
8.63%, 10/01/18 (Call 10/01/14)	13,465	14,542,200

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)[a,b]	$46,700	$49,210,125
6.50%, 10/01/20 (Call 10/01/15)[a,b]	14,150	14,468,375
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)	10,750	11,825,000
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	19,725	21,130,406
Kinetic Concepts Inc. / KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)[a]	36,800	40,388,000
12.50%, 11/01/19 (Call 11/01/15)[a]	16,490	17,149,600

		178,922,737

HEALTH CARE — SERVICES — 5.67%
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)[a]	35,750	37,448,125
Community Health Systems Inc.
7.13%, 07/15/20 (Call 07/15/16)	26,400	28,941,000
8.00%, 11/15/19 (Call 11/15/15)	40,050	44,105,062
DaVita HealthCare Partners Inc.
5.75%, 08/15/22 (Call 08/15/17)[a]	29,050	30,865,625
6.38%, 11/01/18 (Call 11/01/13)[a]	19,075	20,267,188
6.63%, 11/01/20 (Call 11/01/14)[a]	15,150	16,286,250
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[a,b]	19,800	21,582,000
5.88%, 01/31/22[a,b]	11,550	12,936,000
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21[b]	17,900	19,869,000
6.50%, 09/15/18[a,b]	5,810	6,594,350
6.88%, 07/15/17	17,000	19,380,000
HCA Holdings Inc.
6.25%, 02/15/21[a]	18,400	19,734,000
7.75%, 05/15/21 (Call 11/15/15)[a]	33,980	37,378,000
HCA Inc.
5.88%, 03/15/22	37,500	41,062,500
5.88%, 05/01/23[a]	27,250	28,816,875
6.38%, 01/15/15[a]	19,000	20,235,000
6.50%, 02/15/16[a]	29,350	32,211,625
6.50%, 02/15/20	62,530	70,502,575
7.25%, 09/15/20 (Call 03/15/15)	36,560	40,216,000
7.50%, 02/15/22[a]	46,605	54,178,312
7.88%, 02/15/20 (Call 08/15/14)	26,110	28,525,175
8.00%, 10/01/18[a]	18,750	22,125,000
8.50%, 04/15/19 (Call 04/15/14)	39,000	42,510,000
Health Management Associates Inc.
6.13%, 04/15/16[a]	4,000	4,390,000
7.38%, 01/15/20 (Call 01/15/16)[a]	26,840	29,255,600
Tenet Healthcare Corp.
4.38%, 10/01/21[b]	13,800	13,437,750
4.50%, 04/01/21[a,b]	16,025	15,744,563
4.75%, 06/01/20[a,b]	13,100	13,198,250
6.25%, 11/01/18[a]	25,460	28,165,125
8.00%, 08/01/20 (Call 08/01/15)	21,660	23,771,850
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
7.75%, 02/01/19 (Call 02/01/14)[a]	7,650	8,166,375
8.00%, 02/01/18 (Call 02/01/14)[a]	27,440	29,120,700

		861,019,875

Security	Principal (000s)	Value

HOLDING COMPANIES — DIVERSIFIED — 0.11%
Harbinger Group Inc.
7.88%, 07/15/19 (Call 01/15/16)[b]	$15,275	$16,191,500

		16,191,500

HOME BUILDERS — 0.80%
Centex Corp.
6.50%, 05/01/16[a]	11,500	12,995,000
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[a]	5,800	5,901,500
K Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[b]	9,250	10,313,750
Lennar Corp.
4.75%, 12/15/17 (Call 09/15/17)[a]	10,325	10,892,875
4.75%, 11/15/22 (Call 08/15/22)[a,b]	8,050	8,050,000
12.25%, 06/01/17[a]	11,275	14,915,798
Standard Pacific Corp.
8.38%, 05/15/18	13,075	15,428,500
8.38%, 01/15/21[a]	8,920	10,704,000
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[b]	11,600	11,658,000
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	2,650	2,669,875
5.88%, 02/15/22 (Call 11/15/21)	16,280	18,030,100

		121,559,398

HOUSEHOLD PRODUCTS & WARES — 2.35%
Jarden Corp.
7.50%, 05/01/17[a]	12,980	14,797,200
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)[a]	53,750	54,830,375
6.88%, 02/15/21 (Call 02/15/16)[a]	29,850	32,014,125
7.13%, 04/15/19 (Call 10/15/14)	36,915	39,499,050
7.88%, 08/15/19 (Call 08/15/15)[a]	43,010	47,311,000
8.25%, 02/15/21 (Call 02/15/16)[a]	19,200	19,632,000
8.50%, 05/15/18 (Call 05/15/14)[a]	21,460	22,640,300
9.00%, 04/15/19 (Call 10/15/14)[a]	31,175	32,889,625
9.88%, 08/15/19 (Call 08/15/15)[a]	53,271	58,198,567
Spectrum Brands Escrow Corp.
6.38%, 11/15/20 (Call 11/15/16)[b]	7,600	8,132,000
6.63%, 11/15/22 (Call 11/15/17)[b]	3,750	4,050,000
Spectrum Brands Inc.
9.50%, 06/15/18 (Call 06/15/14)	20,261	22,439,058

		356,433,300

INSURANCE — 0.12%
Hartford Financial Services Group Inc.
8.13%, 06/15/68 (Call 06/15/18)[c]	13,442	15,995,980
ING U.S. Inc.
5.65%, 05/15/53 (Call 05/15/23)[b,c]	2,775	2,768,063

		18,764,043

INTERNET — 0.52%
CyrusOne LP/CyrusOne Finance Corp.
6.38%, 11/15/22 (Call 11/15/17)[b]	1,250	1,318,750
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	8,800	8,976,000

126

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

5.38%, 04/01/23 (Call 04/01/18)	$18,250	$18,979,746
7.00%, 07/15/21 (Call 07/15/16)	16,150	18,010,761
Zayo Group LLC/Zayo Capital Inc.
8.13%, 01/01/20 (Call 07/01/15)[a]	15,350	17,057,687
10.13%, 07/01/20 (Call 07/01/16)	12,575	14,744,188

		79,087,132
IRON & STEEL — 1.51%
ArcelorMittal SA
4.25%, 02/25/15[a]	3,550	3,655,740
4.25%, 08/05/15	9,600	9,900,974
5.00%, 02/25/17	21,376	22,274,848
6.00%, 03/01/21[a]	25,800	26,900,814
6.13%, 06/01/18	17,100	18,156,585
6.75%, 02/25/22[a]	13,750	14,756,794
9.50%, 02/15/15	5,793	6,430,586
10.35%, 06/01/19	23,600	29,321,865
Commercial Metals Co.
6.50%, 07/15/17[a]	9,036	9,842,643
7.35%, 08/15/18	13,800	15,458,324
Steel Dynamics Inc.
5.25%, 04/15/23 (Call 04/15/18)[a,b]	4,150	4,317,060
6.13%, 08/15/19 (Call 08/15/16)[a,b]	11,050	12,035,077
United States Steel Corp.
6.05%, 06/01/17[a]	11,000	11,682,615
7.00%, 02/01/18[a]	9,290	9,870,733
7.38%, 04/01/20[a]	15,200	15,496,797
7.50%, 03/15/22 (Call 03/15/17)[a]	7,500	7,762,500
7.63%, 05/15/20 (Call 05/15/15)[a]	11,800	10,531,500

		228,395,455

LEISURE TIME — 0.23%
Sabre Holdings Corp.
8.35%, 03/15/16[a]	8,150	9,148,375
Sabre Inc.
8.50%, 05/15/19 (Call 05/15/15)[b]	16,400	18,101,500
Travelport LLC/Travelport Holdings Inc.
13.88%, 03/01/16 (Call 08/23/14)[a,b]	6,900	7,141,500

		34,391,375
LODGING — 3.46%
Ameristar Casinos Inc.
7.50%, 04/15/21 (Call 04/15/15)	18,190	19,918,050
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)[a]	11,550	12,552,516
Caesars Entertainment Operating Co. Inc.
8.50%, 02/15/20 (Call 02/15/16)[a]	27,150	25,623,084
9.00%, 02/15/20 (Call 02/15/16)[a,b]	51,550	49,359,125
9.00%, 02/15/20 (Call 02/15/16)[b]	11,000	10,532,500
12.75%, 04/15/18 (Call 04/15/14)[a]	18,745	13,237,400
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%, 01/15/16 (Call 01/15/14)[a]	19,240	20,490,600
Harrah’s Operating Co. Inc.
10.00%, 12/15/18 (Call 12/15/13)[a]	86,597	53,492,740
10.75%, 02/01/16 (Call 07/01/13)[a]	14,600	12,483,000
11.25%, 06/01/17 (Call 07/01/13)	40,560	42,486,600
MGM Resorts International
5.88%, 02/27/14	350	360,500
6.63%, 07/15/15[a]	24,500	26,605,072

Security	Principal (000s)	Value

6.63%, 12/15/21[a]	$21,650	$23,460,044
6.75%, 10/01/20[a,b]	20,450	22,269,774
7.50%, 06/01/16	12,520	14,023,573
7.63%, 01/15/17[a]	20,500	23,402,240
7.75%, 03/15/22[a]	26,400	30,225,207
8.63%, 02/01/19[a]	19,950	23,589,776
10.00%, 11/01/16[a]	10,100	12,169,946
11.38%, 03/01/18[a]	15,470	20,033,399
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	5,050	4,891,243
5.38%, 03/15/22 (Call 03/15/17)[a]	23,250	24,557,812
7.75%, 08/15/20 (Call 08/15/15)[a]	34,520	38,938,053

		524,702,254
MACHINERY — 0.52%
Case New Holland Inc.
7.88%, 12/01/17	32,225	37,944,937
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 11/01/15)[a]	16,150	18,364,096
9.50%, 02/15/18 (Call 02/15/14)[a]	7,080	7,758,412
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[a]	13,950	14,717,250

		78,784,695
MANUFACTURING — 1.06%
Bombardier Inc.
4.25%, 01/15/16[a,b]	5,025	5,200,875
5.75%, 03/15/22[b]	15,050	15,614,375
6.13%, 01/15/23[b]	23,275	24,206,000
7.50%, 03/15/18[b]	17,400	19,901,250
7.75%, 03/15/20[a,b]	18,570	21,680,475
RBS Global Inc./Rexnord LLC
8.50%, 05/01/18 (Call 05/01/14)[a]	26,060	28,190,593
SPX Corp.
6.88%, 09/01/17[a]	15,550	17,252,901
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)[a,b]	28,825	28,716,906

		160,763,375
MEDIA — 8.87%
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	12,275	12,252,183
7.75%, 07/15/21 (Call 07/15/16)	3,500	3,937,452
Cablevision Systems Corp.
5.88%, 09/15/22[a]	17,150	16,935,625
7.75%, 04/15/18[a]	12,500	14,062,500
8.00%, 04/15/20[a]	15,600	17,667,000
8.63%, 09/15/17[a]	27,050	31,513,250
CC Holdings GS V LLC
3.85%, 04/15/23[b]	4,000	3,954,799
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	16,900	16,519,750
5.25%, 03/15/21 (Call 03/15/16)[a,b]	4,250	4,312,218
5.25%, 09/30/22 (Call 09/30/17)	7,500	7,500,000
5.75%, 09/01/23 (Call 03/01/18)[a,b]	11,150	11,205,750
5.75%, 01/15/24 (Call 07/15/18)	11,600	11,716,000
6.50%, 04/30/21 (Call 04/30/15)[a]	32,280	34,620,300
6.63%, 01/31/22 (Call 01/31/17)[a]	32,500	34,775,000
7.00%, 01/15/19 (Call 01/15/14)[a]	27,625	29,420,625

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

7.25%, 10/30/17 (Call 10/30/13)	$28,730	$30,597,450
7.38%, 06/01/20 (Call 12/01/15)[a]	20,620	22,888,200
7.88%, 04/30/18 (Call 06/03/13)	23,750	25,145,312
8.13%, 04/30/20 (Call 04/30/15)[a]	19,550	21,798,250
Cengage Learning Acquisitions Inc.
11.50%, 04/15/20 (Call 04/15/16)[b]	16,090	13,032,900
12.00%, 06/30/19 (Call 06/30/15)[b]	19,350	2,418,750
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[b]	10,375	10,141,563
6.38%, 09/15/20 (Call 09/15/15)[a,b]	27,675	28,851,187
8.63%, 11/15/17 (Call 06/17/13)[b]	15,384	16,402,421
Clear Channel Communications Inc.
5.50%, 09/15/14	9,750	9,740,944
9.00%, 12/15/19 (Call 07/15/15)[b]	41,200	41,715,000
9.00%, 03/01/21 (Call 03/01/16)[a]	36,290	36,108,550
10.75%, 08/01/16 (Call 07/01/13)[a]	22,620	21,149,700
11.25%, 03/01/21 (Call 03/01/16)[a,b]	15,200	16,492,000
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[b]	10,375	10,893,750
6.50%, 11/15/22 (Call 11/15/17)[a,b]	29,525	31,148,875
Series A
7.63%, 03/15/20 (Call 03/15/15)[a]	1,000	1,057,500
Series B
7.63%, 03/15/20 (Call 03/15/15)[a]	39,580	41,954,800
CSC Holdings LLC
6.75%, 11/15/21[a]	22,050	24,696,000
8.63%, 02/15/19[a]	9,570	11,436,150
DISH DBS Corp.
4.25%, 04/01/18[a,b]	16,650	16,220,636
4.63%, 07/15/17[a]	24,900	24,959,006
5.00%, 03/15/23	23,775	22,508,784
5.13%, 05/01/20[b]	17,500	17,047,725
5.88%, 07/15/22[a]	56,000	56,160,838
6.25%, 05/15/23[b]	7,900	7,900,000
6.63%, 10/01/14[a]	3,000	3,159,510
6.75%, 06/01/21	50,480	53,404,806
7.13%, 02/01/16[a]	40,834	44,689,195
7.75%, 05/31/15	20,500	22,489,478
7.88%, 09/01/19[a]	31,280	35,033,397
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)[b]	19,650	21,265,627
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 12/01/13)[a,b]	20,850	22,101,000
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[a,b]	20,300	20,337,340
7.75%, 10/15/18 (Call 10/15/14)[a]	23,340	25,619,545
Quebecor Media Inc.
5.75%, 01/15/23[a]	19,050	19,526,250
7.75%, 03/15/16 (Call 07/02/13)	476	484,330
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)[a,b]	8,800	8,792,334
6.13%, 10/01/22 (Call 10/01/17)[b]	12,150	12,642,855
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/01/16)[b]	7,550	7,361,250
4.63%, 05/15/23 (Call 05/15/18)[b]	4,825	4,632,000
5.25%, 08/15/22 (Call 08/15/17)[a,b]	10,375	10,608,438
8.75%, 04/01/15 (b)	16,320	18,156,000
Unitymedia Hessen GmbH & Co. KG
5.50%, 01/15/23 (Call 01/15/18)[b]	12,800	13,052,508
7.50%, 03/15/19 (Call 03/15/15)[b]	12,500	13,646,400
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	4,625	4,545,585
6.75%, 09/15/22 (Call 09/15/17)[a,b]	27,950	29,906,500

Security	Principal (000s)	Value

6.88%, 05/15/19 (Call 05/15/15)[b]	$28,400	$30,175,000
7.88%, 11/01/20 (Call 11/01/15)[a,b]	17,130	18,773,152
8.50%, 05/15/21 (Call 11/15/15)[a,b]	15,350	16,597,188
Videotron Ltee
5.00%, 07/15/22	16,250	16,635,937
9.13%, 04/15/18 (Call 07/02/13)	23,850	24,982,875
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	15,600	17,589,000
XM Satellite Radio Inc.
7.63%, 11/01/18 (Call 11/01/14)[b]	15,630	17,193,000

		1,346,259,243
MINING — 2.08%
Aleris International Inc.
7.88%, 11/01/20 (Call 11/01/15)[a]	13,450	14,559,625
FMG Resources (August 2006) Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a,b]	20,500	20,701,925
6.38%, 02/01/16 (Call 07/01/13)[a,b]	16,200	16,523,062
6.88%, 02/01/18 (Call 02/01/14)[a,b]	18,950	19,376,375
6.88%, 04/01/22 (Call 04/01/17)[a,b]	21,350	21,560,315
7.00%, 11/01/15 (Call 07/01/13)[a,b]	43,000	44,397,500
8.25%, 11/01/19 (Call 11/01/15)[a,b]	33,370	35,288,775
Inmet Mining Corp.
7.50%, 06/01/21 (Call 12/01/16)[b]	13,050	13,245,750
8.75%, 06/01/20 (Call 06/01/16)[a,b]	29,690	32,139,425
Novelis Inc.
8.38%, 12/15/17 (Call 12/15/13)[a]	22,850	24,715,035
8.75%, 12/15/20 (Call 12/15/15)[a]	32,190	36,121,722
Vulcan Materials Co.
6.50%, 12/01/16[a]	13,050	14,681,250
7.00%, 06/15/18[a]	5,750	6,540,625
7.50%, 06/15/21	13,250	15,635,000

		315,486,384

OFFICE & BUSINESS EQUIPMENT — 0.45%
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18 (Call 12/15/14)	13,362	14,698,200
8.50%, 04/01/19 (Call 04/01/15)	31,960	35,355,750
12.54%, 10/12/17 (Call 07/01/13)[a]	17,673	18,910,110

		68,964,060

OIL & GAS — 9.35%
Antero Resources Finance Corp.
6.00%, 12/01/20 (Call 12/01/15)	11,700	12,138,750
7.25%, 08/01/19 (Call 08/01/14)	6,200	6,665,000
9.38%, 12/01/17 (Call 12/01/13)[a]	825	884,789
Berry Petroleum Co.
6.38%, 09/15/22 (Call 03/15/17)	12,000	12,460,819
Bill Barrett Corp.
7.00%, 10/15/22 (Call 10/15/17)[a]	8,620	9,022,209
7.63%, 10/01/19 (Call 10/01/15)[a]	8,800	9,443,659
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 04/15/17)	10,050	10,749,044
8.25%, 09/01/21 (Call 09/01/16)[a]	12,970	14,255,894
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 03/15/14)[a]	9,925	9,907,511
5.38%, 06/15/21 (Call 06/15/16)[a]	13,750	14,024,069
5.75%, 03/15/23[a]	12,000	12,540,398
6.13%, 02/15/21[a]	36,430	39,755,899

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

6.50%, 08/15/17[a]	$11,250	$12,358,062
6.63%, 08/15/20[a]	27,850	31,021,689
7.25%, 12/15/18[a]	20,260	23,290,521
9.50%, 02/15/15[a]	32,806	36,577,867
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc.
6.63%, 11/15/19 (Call 11/15/15)[a,b]	21,660	22,748,166
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	14,250	14,668,394
5.50%, 04/01/23 (Call 10/01/17)[a]	17,700	18,165,545
6.50%, 01/15/22 (Call 01/15/17)[a]	13,030	14,125,555
7.00%, 01/15/21 (Call 01/15/16)	12,260	13,355,072
Continental Resources Inc.
4.50%, 04/15/23 (Call 01/15/23)[b]	10,075	10,175,852
5.00%, 09/15/22 (Call 03/15/17)	34,521	36,059,770
7.13%, 04/01/21 (Call 04/01/16)[a]	14,954	16,739,235
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)[a]	21,050	20,320,853
6.38%, 08/15/21 (Call 08/15/16)	12,680	13,926,288
8.25%, 02/15/20 (Call 02/15/15)	20,090	22,446,320
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)[a]	14,700	16,346,209
EP Energy LLC/EP Energy Finance Inc.
Series WI
9.38%, 05/01/20 (Call 05/01/16)[a]	39,015	44,477,100
EP Energy LLC/Everest Acquisition Finance Inc.
Series WI
6.88%, 05/01/19 (Call 05/01/15)[a]	16,000	17,280,000
Forest Oil Corp.
7.25%, 06/15/19 (Call 07/01/13)[a]	19,985	19,880,041
7.50%, 09/15/20 (Call 09/15/16)[a,b]	11,050	11,112,579
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)	27,950	28,430,391
9.75%, 07/15/20 (Call 07/15/16)	15,445	16,042,243
Kodiak Oil & Gas Corp.
8.13%, 12/01/19 (Call 12/01/15)	13,650	15,324,211
Laredo Petroleum Inc.
7.38%, 05/01/22 (Call 05/01/17)	10,200	11,227,564
9.50%, 02/15/19 (Call 02/15/15)	15,100	17,194,975
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)[a,b]	38,450	38,777,010
6.50%, 05/15/19 (Call 05/15/15)[a]	13,750	13,936,944
7.75%, 02/01/21 (Call 09/15/15)[a]	23,860	25,184,526
8.63%, 04/15/20 (Call 04/15/15)	31,995	35,065,019
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	25,000	25,595,255
6.50%, 03/15/21 (Call 03/15/15)[b]	1,700	1,768,334
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)[b]	13,150	13,108,453
Newfield Exploration Co.
5.63%, 07/01/24[a]	22,350	23,569,794
5.75%, 01/30/22	17,000	18,192,366
6.88%, 02/01/20 (Call 02/01/15)[a]	16,385	17,530,862
7.13%, 05/15/18 (Call 07/01/13)	17,106	17,653,428
NuStar Logistics LP
4.80%, 09/01/20	1,293	1,268,102
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	7,050	7,611,683
6.88%, 01/15/23 (Call 07/15/17)	7,950	8,667,633
7.25%, 02/01/19 (Call 02/01/15)	10,265	11,034,919
Offshore Group Investments Ltd.
7.13%, 04/01/23 (Call 04/01/18)[b]	9,425	9,752,856
7.50%, 11/01/19 (Call 11/01/15)[a]	26,600	28,790,622

Security	Principal (000s)	Value

Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[a,b]	$15,300	$15,300,000
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)	15,000	16,500,000
6.50%, 11/15/20 (Call 11/15/15)	20,750	22,988,653
6.63%, 05/01/21 (Call 05/01/16)	23,460	25,879,439
6.75%, 02/01/22 (Call 02/01/17)[a]	20,650	23,132,758
6.88%, 02/15/23 (Call 02/15/18)	35,250	40,084,312
7.63%, 06/01/18 (Call 06/03/13)[a]	7,975	8,289,510
8.63%, 10/15/19 (Call 10/15/14)	9,070	10,237,191
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)[a]	10,270	11,058,270
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)[a]	7,650	7,779,225
5.38%, 10/01/22 (Call 07/01/22)[a]	20,260	20,768,615
Quicksilver Resources Inc.
8.25%, 08/01/15 (Call 07/01/13)[a]	7,300	7,426,350
11.75%, 01/01/16 (Call 07/01/13)[a]	18,560	19,673,600
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	14,000	14,219,103
5.00%, 03/15/23 (Call 03/15/18)[b]	4,850	4,925,466
5.75%, 06/01/21 (Call 06/01/16)	7,500	7,956,318
6.75%, 08/01/20 (Call 08/01/15)	14,000	15,184,882
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)[b]	48,820	50,515,421
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)[a]	21,670	22,401,362
7.50%, 02/15/23 (Call 08/15/17)[a]	16,100	16,583,000
8.13%, 10/15/22 (Call 04/15/17)[a]	19,250	20,464,511
8.75%, 01/15/20 (Call 01/15/15)[a]	11,375	12,227,882
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[b]	3,225	3,279,025
6.50%, 01/01/23 (Call 07/01/17)[a]	7,677	8,425,813
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[a]	11,500	11,981,512
5.38%, 10/01/22 (Call 10/01/17)[a]	14,125	14,805,706
WPX Energy Inc.
5.25%, 01/15/17[a]	14,200	15,106,275
6.00%, 01/15/22 (Call 10/15/21)	17,090	18,397,537

		1,418,242,085
OIL & GAS SERVICES — 0.56%
CGG
6.50%, 06/01/21 (Call 06/01/16)[a]	16,760	17,449,852
7.75%, 05/15/17 (Call 07/01/13)	14,685	15,041,926
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 03/01/16)[b]	5,750	5,758,792
Oil States International Inc.
5.13%, 01/15/23 (Call 01/15/18)[b]	3,200	3,467,482
6.50%, 06/01/19 (Call 06/01/14)[a]	4,600	4,956,393
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	12,050	13,014,084
7.13%, 12/15/21 (Call 12/15/16)	22,310	25,119,518

		84,808,047
PACKAGING & CONTAINERS — 1.62%
Ardagh Packaging Finance PLC
4.88%, 11/15/22 (Call 11/15/17)[b]	3,300	3,291,750
7.00%, 11/15/20 (Call 11/15/16)[a,b]	15,875	16,430,625
7.38%, 10/15/17 (Call 10/15/14)[b]	14,200	15,442,500
7.38%, 10/15/17 (Call 10/15/14)[a,b]	2,150	2,335,438
9.13%, 10/15/20 (Call 10/15/15)[a,b]	15,676	17,243,600

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Ball Corp.
4.00%, 11/15/23	$13,550	$13,041,875
5.00%, 03/15/22[a]	17,300	18,035,250
5.75%, 05/15/21 (Call 11/15/15)	8,800	9,394,000
6.75%, 09/15/20 (Call 03/15/15)	11,530	12,452,400
Berry Plastics Corp.
9.50%, 05/15/18 (Call 05/15/14)[a]	11,350	12,385,687
9.75%, 01/15/21 (Call 01/15/16)[a]	16,550	19,156,625
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)	19,950	21,845,250
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[b]	14,900	14,488,642
Graphic Packaging International Inc.
4.75%, 04/15/21 (Call 01/15/21)	2,300	2,323,000
Rock Tenn Co.
4.90%, 03/01/22	10,800	11,664,542
Sealed Air Corp.
5.25%, 04/01/23 (Call 01/01/23)[b]	9,950	9,999,750
6.50%, 12/01/20 (Call 09/01/20)[a,b]	5,750	6,353,750
8.13%, 09/15/19 (Call 09/15/15)[a,b]	19,510	22,046,300
8.38%, 09/15/21 (Call 09/15/16)[b]	15,620	17,963,000

		245,893,984
PHARMACEUTICALS — 1.44%
Endo Health Solutions Inc.
7.00%, 07/15/19 (Call 07/15/15)[a]	9,050	9,740,063
7.00%, 12/15/20 (Call 12/15/15)[a]	7,150	7,704,125
7.25%, 01/15/22 (Call 07/15/16)[a]	13,000	13,991,250
Grifols Inc.
8.25%, 02/01/18 (Call 02/01/14)	24,935	27,179,150
NBTY Inc.
9.00%, 10/01/18 (Call 10/01/14)	2,000	2,215,000
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (Call 10/15/16)[b]	46,500	48,825,000
6.50%, 07/15/16 (Call 07/15/13)[a,b]	21,550	22,304,250
6.75%, 10/01/17 (Call 10/01/14)[a,b]	9,800	10,461,500
6.75%, 08/15/21 (Call 02/15/16)[a,b]	17,120	18,232,800
6.88%, 12/01/18 (Call 12/01/14)[b]	17,850	19,054,875
7.00%, 10/01/20 (Call 10/01/15)[a,b]	20,985	22,611,337
7.25%, 07/15/22 (Call 07/15/16)[a,b]	14,650	15,895,250

		218,214,600
PIPELINES — 3.19%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	26,400	26,162,043
6.13%, 07/15/22 (Call 01/15/17)[a]	16,380	17,547,765
Atlas Pipeline Partners LP
4.75%, 11/15/21 (Call 05/15/16)[b]	10,850	10,579,030
5.88%, 08/01/23 (Call 02/01/18)[b]	13,675	14,011,821
El Paso Corp.
7.00%, 06/15/17	18,415	20,900,968
7.25%, 06/01/18	12,400	14,292,154
8.25%, 02/15/16	3,800	4,243,658
Energy Transfer Equity LP
7.50%, 10/15/20	42,130	48,449,500
Enterprise Products Operating LLC
Series B
7.03%, 01/15/68 (Call 01/15/18)[c]	800	928,000

Security	Principal (000s)	Value

Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[a,b]	$19,240	$21,442,126
Kinder Morgan Finance Co. ULC
5.70%, 01/05/16[a]	9,845	10,792,237
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)	8,300	8,130,187
5.50%, 02/15/23 (Call 08/15/17)[a]	19,725	20,585,466
6.25%, 06/15/22 (Call 12/15/16)	13,341	14,379,266
6.75%, 11/01/20 (Call 11/01/15)	8,640	9,384,515
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	26,740	27,756,526
9.63%, 06/01/19 (Call 06/01/15)[a,b]	14,600	16,298,679
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)[b]	6,000	5,931,923
5.50%, 04/15/23 (Call 10/15/17)[a]	6,100	6,422,035
6.50%, 07/15/21 (Call 07/15/16)[a]	13,500	14,622,270
6.88%, 12/01/18 (Call 12/01/14)	22,680	24,246,083
Rockies Express Pipeline LLC
3.90%, 04/15/15[a,b]	12,000	12,157,658
5.63%, 04/15/20[a,b]	18,290	17,559,949
6.00%, 01/15/19[a,b]	10,525	10,426,174
6.85%, 07/15/18[a,b]	10,350	10,689,947
Sabine Pass Liquefaction LLC
5.63%, 02/01/21[b]	32,250	32,491,875
5.63%, 04/15/23[b]	18,600	18,583,690
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)[a,b]	12,600	11,988,095
5.25%, 05/01/23 (Call 11/01/17)[a,b]	6,100	6,237,450
6.38%, 08/01/22 (Call 02/01/17)	12,250	13,328,075
6.88%, 02/01/21 (Call 02/01/16)[a]	12,400	13,407,738

		483,976,903
REAL ESTATE — 0.43%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)[a]	9,125	9,102,188
Realogy Corp.
7.63%, 01/15/20 (Call 01/15/16)[b]	10,870	12,280,339
7.88%, 02/15/19 (Call 02/15/15)[a,b]	16,150	17,715,592
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[b]	3,950	3,930,250
Toys R Us Property Co. I LLC
10.75%, 07/15/17 (Call 07/15/13)	21,535	22,827,100

		65,855,469
REAL ESTATE INVESTMENT TRUSTS — 0.23%
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)[a]	4,400	4,477,000
6.75%, 06/01/19 (Call 06/01/15)[a]	15,020	16,063,282
10.00%, 10/01/14	1,141	1,249,395
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)[a]	4,550	5,004,217
6.00%, 11/01/20 (Call 11/01/15)[a]	4,150	4,627,250
Omega Healthcare Investors Inc.
5.88%, 03/15/24 (Call 03/15/17)	2,200	2,376,000
6.75%, 10/15/22 (Call 10/15/15)	700	763,000

		34,560,144
RETAIL — 3.34%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	10,350	11,239,125
7.00%, 05/20/22 (Call 05/20/17)[a]	20,560	22,378,483

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/20/15)[a]	$12,730	$13,512,640
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)[a]	14,250	14,107,500
Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)[a]	18,360	20,700,900
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/15/15)[a]	10,050	10,803,750
9.00%, 03/15/19 (Call 03/15/15)[b]	25,700	28,976,750
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	8,100	6,966,000
L Brands Inc.
5.63%, 02/15/22[a]	20,650	21,992,250
6.63%, 04/01/21[a]	19,490	22,316,050
6.90%, 07/15/17	17,562	20,196,300
7.00%, 05/01/20[a]	8,360	9,676,700
8.50%, 06/15/19	14,050	17,176,125
Michaels Stores Inc.
7.75%, 11/01/18 (Call 11/01/14)[a]	18,155	19,743,562
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 12/01/13)[b]	10,900	11,826,500
PVH Corp.
4.50%, 12/15/22 (Call 12/15/17)[a]	13,225	13,191,937
7.38%, 05/15/20 (Call 05/15/15)	2,451	2,714,483
QVC Inc.
4.38%, 03/15/23[b]	5,925	5,847,596
5.13%, 07/02/22	11,350	11,862,538
7.38%, 10/15/20 (Call 04/15/15)[b]	14,014	15,485,470
7.50%, 10/01/19 (Call 10/01/14)[b]	19,750	21,774,375
Rite Aid Corp.
7.50%, 03/01/17 (Call 07/01/13)	13,800	14,162,250
8.00%, 08/15/20 (Call 08/15/15)[a]	15,500	17,436,798
9.25%, 03/15/20 (Call 03/15/16)[a]	19,900	22,502,621
9.50%, 06/15/17 (Call 07/01/13)	14,535	15,043,724
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)[a]	13,100	13,886,000
6.88%, 11/15/19 (Call 11/15/15)[a]	22,400	24,752,000
Sears Holdings Corp.
6.63%, 10/15/18[a]	22,295	21,737,625
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.38%, 08/01/21 (Call 08/01/16)[a]	13,307	14,464,484
7.50%, 10/01/18 (Call 10/01/14)[a]	11,395	12,220,788
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/15/15)[a]	11,750	12,836,875
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 12/01/13)	15,175	16,066,531

		507,598,730
SEMICONDUCTORS — 1.30%
Advanced Micro Devices Inc.
7.50%, 08/15/22[a,b]	12,000	11,680,398
7.75%, 08/01/20 (Call 08/01/15)[a]	12,050	11,793,392
8.13%, 12/15/17 (Call 12/15/13)[a]	10,220	10,550,905
Amkor Technology Inc.
6.63%, 06/01/21 (Call 06/01/15)[a]	10,425	10,685,193
Freescale Semiconductor Inc.
5.00%, 05/15/21 (Call 05/15/16)[a,b]	5,650	5,557,405
8.05%, 02/01/20 (Call 06/01/15)[a]	15,800	16,776,472
8.88%, 12/15/14 (Call 07/01/13)[a]	1,586	1,589,965
9.25%, 04/15/18 (Call 04/15/14)[b]	28,600	31,366,938

Security	Principal (000s)	Value

10.13%, 12/15/16 (Call 07/01/13)[a]	$12,678	$13,026,645
10.13%, 03/15/18 (Call 03/15/14)[a,b]	13,699	15,193,175
10.75%, 08/01/20 (Call 08/01/15)[a]	14,930	16,905,963
NXP BV/NXP Funding LLC
3.75%, 06/01/18[b]	7,025	6,871,764
5.75%, 02/15/21 (Call 02/15/17)[a,b]	5,075	5,282,568
5.75%, 03/15/23 (Call 03/15/18)[a,b]	10,950	11,387,884
9.75%, 08/01/18 (Call 08/01/14)[b]	17,610	19,853,232
Sensata Technologies BV
4.88%, 10/15/23[a,b]	6,950	6,866,491
6.50%, 05/15/19 (Call 05/15/15)[a,b]	1,850	1,997,539

		197,385,929
SHIPBUILDING — 0.18%
Huntington Ingalls Industries Inc.
6.88%, 03/15/18 (Call 03/15/15)[a]	14,185	15,426,188
7.13%, 03/15/21 (Call 03/15/16)[a]	11,460	12,548,700

		27,974,888
SOFTWARE — 2.59%
Fidelity National Information Services Inc.
5.00%, 03/15/22 (Call 03/15/17)	5,050	5,403,500
7.88%, 07/15/20 (Call 07/15/14)	4,230	4,739,893
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[b]	38,838	40,633,422
7.38%, 06/15/19 (Call 06/15/15)[b]	36,150	38,228,625
8.25%, 01/15/21 (Call 01/15/16)[a,b]	47,902	50,595,376
8.88%, 08/15/20 (Call 08/15/15)[b]	10,000	11,079,227
10.63%, 06/15/21 (Call 04/15/16)[b]	9,200	9,250,382
11.25%, 03/31/16 (Call 07/01/13)[a]	55,475	55,891,063
11.25%, 01/15/21 (Call 01/15/16)[b]	15,250	15,574,063
11.75%, 08/15/21 (Call 05/15/16)[a,b]	13,525	13,068,531
12.63%, 01/15/21 (Call 01/15/16)	64,232	70,334,040
IMS Health Inc.
6.00%, 11/01/20 (Call 11/01/15)[b]	10,400	10,998,000
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)[a]	22,000	24,832,500
11.50%, 07/15/18 (Call 07/15/15)	19,670	23,013,900
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[b]	19,650	20,035,244

		393,677,766
STORAGE & WAREHOUSING — 0.25%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	26,800	27,738,000
10.75%, 10/15/19 (Call 10/15/16)[b]	10,550	10,550,000

		38,288,000
TELECOMMUNICATIONS — 12.66%
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a,b]	21,990	20,560,650
10.50%, 03/01/21 (Call 03/01/17)[a,b]	26,945	22,633,800
CenturyLink Inc.
5.80%, 03/15/22[a]	28,550	29,121,000
6.00%, 04/01/17	9,900	10,989,000
6.45%, 06/15/21[a]	33,000	35,640,000
Series V
5.63%, 04/01/20	11,210	11,630,375

131

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Cincinnati Bell Inc.
8.25%, 10/15/17 (Call 10/15/13)[a]	$11,150	$11,707,500
8.38%, 10/15/20 (Call 10/15/15)[a]	12,944	13,785,360
8.75%, 03/15/18 (Call 03/15/14)[a]	13,920	14,233,200
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15 (Call 07/01/13)[b]	24,425	26,104,219
12.00%, 12/01/15 (Call 07/01/13)[a,b]	42,595	45,523,406
12.00%, 12/01/17 (Call 12/01/14)[b]	13,650	15,834,000
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[a,b]	31,710	34,563,900
Cricket Communications Inc.
7.75%, 10/15/20 (Call 10/15/15)[a]	33,800	33,757,750
Crown Castle International Corp.
5.25%, 01/15/23[a]	37,350	38,097,000
7.13%, 11/01/19 (Call 11/01/14)[a]	16,750	18,215,625
Digicel Group Ltd.
10.50%, 04/15/18 (Call 04/15/14)[b]	3,950	4,289,305
Digicel Ltd.
8.25%, 09/01/17 (Call 09/01/13)[b]	16,050	16,692,000
Embarq Corp.
7.08%, 06/01/16	12,250	13,887,814
Frontier Communications Corp.
7.13%, 03/15/19[a]	12,000	13,080,000
7.13%, 01/15/23[a]	15,500	16,120,000
7.63%, 04/15/24	9,250	9,666,250
8.13%, 10/01/18[a]	12,950	14,860,125
8.25%, 04/15/17[a]	20,170	23,397,200
8.50%, 04/15/20[a]	26,015	29,722,137
8.75%, 04/15/22[a]	19,460	21,892,500
Hughes Satellite Systems Corp.
6.50%, 06/15/19	22,820	24,902,325
7.63%, 06/15/21	16,790	18,783,813
Intelsat (Luxembourg) SA
6.75%, 06/01/18 (Call 06/01/15)[a,b]	2,750	2,860,000
7.75%, 06/01/21 (Call 06/01/17)[a,b]	31,475	33,127,437
8.13%, 06/01/23 (Call 06/01/18)[a,b]	11,550	12,300,750
11.25%, 02/04/17 (Call 06/12/13)	37,366	39,533,228
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[b]	10,660	10,446,800
6.63%, 12/15/22 (Call 12/15/17)[b]	17,100	17,698,500
7.25%, 04/01/19 (Call 04/01/15)[a]	33,840	36,378,000
7.25%, 10/15/20 (Call 10/15/15)	46,470	50,243,364
7.50%, 04/01/21 (Call 04/01/16)[a]	27,665	30,362,337
8.50%, 11/01/19 (Call 11/01/14)[a]	12,000	13,154,400
Koninklijke KPN NV
7.00%, 03/28/73 (Call 03/28/23)[a,b,c]	9,600	9,515,520
Level 3 Communications Inc.
11.88%, 02/01/19 (Call 02/01/15)[a]	17,700	20,355,000
Level 3 Financing Inc.
7.00%, 06/01/20 (Call 06/01/16)	17,800	18,645,500
8.13%, 07/01/19 (Call 07/01/15)	20,880	22,602,600
8.63%, 07/15/20 (Call 01/15/16)[a]	16,245	17,910,113
9.38%, 04/01/19 (Call 04/01/15)[a]	9,630	10,617,075
10.00%, 02/01/18 (Call 02/01/14)	15,350	16,654,750
Lynx I Corp.
5.38%, 04/15/21 (Call 04/15/17)[a,b]	6,950	7,193,250
Lynx II Corp.
6.38%, 04/15/23 (Call 04/15/18)[a,b]	7,000	7,297,500
MetroPCS Wireless Inc.
6.25%, 04/01/21 (Call 04/01/17)[b]	28,450	29,730,250
6.63%, 11/15/20 (Call 11/15/15)[a]	23,270	24,840,725
6.63%, 04/01/23 (Call 04/01/18)[b]	37,475	39,348,750
7.88%, 09/01/18 (Call 09/01/14)[a]	25,665	27,910,687

Security	Principal (000s)	Value

NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)[a]	$28,350	$23,672,250
8.88%, 12/15/19 (Call 12/15/14)[a]	13,410	12,069,000
10.00%, 08/15/16 (Call 08/15/13)[a]	15,010	15,197,625
NII International Telecom SA
11.38%, 08/15/19 (Call 02/15/17)[a,b]	10,500	11,602,500
NII International Telecom SCA
7.88%, 08/15/19 (Call 02/15/17)[a,b]	7,675	7,550,281
Nokia OYJ
5.38%, 05/15/19[a]	22,250	21,860,625
PAETEC Holding Corp.
9.88%, 12/01/18 (Call 12/01/14)[a]	11,700	13,308,750
Qwest Communications International Inc.
7.13%, 04/01/18 (Call 07/01/13)[a]	17,440	18,094,000
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)[b]	13,400	13,802,000
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)[a,b]	14,008	14,533,300
Sprint Nextel Corp.
6.00%, 12/01/16[a]	38,750	41,656,250
6.00%, 11/15/22[a]	29,000	29,761,250
7.00%, 03/01/20[a,b]	15,950	17,983,625
7.00%, 08/15/20[a]	42,450	46,164,375
8.38%, 08/15/17[a]	26,670	30,603,825
9.00%, 11/15/18[b]	62,170	75,070,275
9.13%, 03/01/17	36,100	42,146,750
11.50%, 11/15/21[a]	27,720	37,976,400
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 05/15/14)[b]	17,600	18,430,384
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)[b]	23,050	24,548,250
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[b]	22,720	25,048,800
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[a,b]	15,450	16,686,000
Virgin Media Finance PLC
4.88%, 02/15/22	16,100	16,224,287
5.25%, 02/15/22	13,400	13,517,986
8.38%, 10/15/19 (Call 10/15/14)	16,050	17,870,396
West Corp.
7.88%, 01/15/19 (Call 11/15/14)[a]	12,550	13,644,716
8.63%, 10/01/18 (Call 10/01/14)[a]	12,990	14,320,557
Wind Acquisition Finance SA
6.50%, 04/30/20 (Call 04/30/16)[b]	6,925	7,115,438
7.25%, 02/15/18 (Call 11/15/13)[a,b]	34,900	36,296,000
7.25%, 02/15/18 (Call 11/15/13)[b]	5,400	5,602,500
11.75%, 07/15/17 (Call 07/15/13)[a,b]	43,635	46,034,925
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)[a]	14,000	13,860,000
7.00%, 03/15/19 (Call 07/01/13)	9,980	10,179,600
7.50%, 06/01/22 (Call 06/01/17)[a]	10,650	11,342,250
7.50%, 04/01/23 (Call 04/01/16)	16,750	17,587,500
7.75%, 10/15/20 (Call 10/15/15)[a]	23,915	25,589,050
7.88%, 11/01/17[a]	23,275	26,649,875

		1,922,018,385
TRANSPORTATION — 0.44%
CEVA Group PLC
8.38%, 12/01/17 (Call 12/01/13)[a,b]	21,300	21,992,250
11.50%, 04/01/18 (Call 04/01/14)[a,b,d]	13,720	8,780,800
12.75%, 03/31/20 (Call 03/31/15)[b,d]	19,600	8,036,000

132

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2013

Security	Principal or Shares (000s)	Value

CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)[a]	$26,325	$28,215,464

		67,024,514

TOTAL CORPORATE BONDS & NOTES
(Cost: $14,288,801,451)		14,889,766,995

SHORT-TERM INVESTMENTS — 17.77%

MONEY MARKET FUNDS — 17.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	2,379,590	2,379,589,825
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[e,f,g]	248,448	248,447,742
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	69,309	69,309,240

		2,697,346,807

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,697,346,807)		2,697,346,807

TOTAL INVESTMENTS IN SECURITIES — 115.88%
(Cost: $16,986,148,258)		17,587,113,802
Other Assets, Less Liabilities — (15.88)%		(2,410,168,173)

NET ASSETS — 100.00%		$15,176,945,629

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

133

Schedule of Investments  (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.72%

ADVERTISING — 0.12%
Omnicom Group Inc.
3.63%, 05/01/22[a]	$10,408	$10,423,069
4.45%, 08/15/20	15,455	16,615,973

		27,039,042

AEROSPACE & DEFENSE — 1.57%
Boeing Co. (The)
4.88%, 02/15/20[a]	11,103	12,867,846
General Dynamics Corp.
1.00%, 11/15/17	16,000	15,672,519
2.25%, 11/15/22 (Call 08/15/22)[a]	15,685	14,722,648
L-3 Communications Corp.
4.75%, 07/15/20[a]	7,023	7,575,592
5.20%, 10/15/19[a]	22,090	24,659,215
Lockheed Martin Corp.
3.35%, 09/15/21[a]	24,854	25,503,333
4.07%, 12/15/42	8,000	7,304,263
4.25%, 11/15/19[a]	11,072	12,306,283
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	17,150	16,317,956
3.13%, 10/15/20[a]	19,895	20,521,048
United Technologies Corp.
1.80%, 06/01/17	8,439	8,609,940
3.10%, 06/01/22[a]	35,354	36,111,689
4.50%, 04/15/20[a]	23,075	26,132,631
4.50%, 06/01/42	44,764	45,982,288
5.38%, 12/15/17	9,888	11,537,231
5.70%, 04/15/40	20,790	25,042,185
6.13%, 02/01/19	26,469	32,376,182
6.13%, 07/15/38	10,500	13,292,362

		356,535,211

AGRICULTURE — 1.88%
Altria Group Inc.
2.85%, 08/09/22	32,000	30,385,402
4.25%, 08/09/42	16,308	14,363,105
4.75%, 05/05/21	20,084	22,147,735
9.25%, 08/06/19[a]	15,458	21,082,840
9.70%, 11/10/18	28,404	38,751,060
9.95%, 11/10/38	18,885	29,382,137
10.20%, 02/06/39	16,737	26,519,122
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	19,955	22,030,126
Lorillard Tobacco Co.
6.88%, 05/01/20[a]	18,673	22,340,704
8.13%, 06/23/19[a]	953	1,204,184
Philip Morris International Inc.
1.13%, 08/21/17[a]	13,000	12,809,243
2.50%, 05/16/16	9,710	10,161,064
2.50%, 08/22/22	10,100	9,653,288
2.90%, 11/15/21	12,395	12,438,252
3.88%, 08/21/42	3,625	3,252,514

Security	Principal (000s)	Value

4.13%, 03/04/43	$9,550	$8,910,359
4.38%, 11/15/41	11,000	10,709,142
4.50%, 03/26/20[a]	19,089	21,491,580
5.65%, 05/16/18	42,887	50,846,960
6.38%, 05/16/38	22,805	28,362,273
Reynolds American Inc.
3.25%, 11/01/22[a]	17,881	17,239,187
4.75%, 11/01/42[a]	14,105	12,984,299

		427,064,576

AUTO MANUFACTURERS — 0.41%
Daimler Finance North America LLC
8.50%, 01/18/31	21,500	32,172,591
Ford Motor Co.
4.75%, 01/15/43[a]	30,225	28,131,671
7.45%, 07/16/31[a]	26,275	32,950,256

		93,254,518

BANKS — 23.07%
Abbey National Treasury Services PLC
4.00%, 04/27/16	743	790,698
American Express Bank FSB
6.00%, 09/13/17	10,940	12,875,217
Australia and New Zealand Banking Group Ltd.
1.88%, 10/06/17[a]	12,500	12,697,491
Bank of America Corp.
2.00%, 01/11/18	350	347,078
3.30%, 01/11/23	15,500	14,991,691
3.63%, 03/17/16	2,000	2,109,949
3.88%, 03/22/17	23,339	24,967,791
5.00%, 05/13/21	37,110	41,089,435
5.42%, 03/15/17	780	857,934
5.63%, 10/14/16[a]	2,100	2,360,834
5.63%, 07/01/20	43,670	50,333,592
5.65%, 05/01/18[a]	33,180	37,995,898
5.70%, 01/24/22	53,180	61,184,829
5.75%, 08/15/16[a]	3,160	3,482,320
5.75%, 12/01/17	37,050	42,677,969
5.88%, 01/05/21	14,015	16,390,535
5.88%, 02/07/42	5,871	6,856,813
6.00%, 09/01/17[a]	15,815	18,263,363
6.50%, 08/01/16	43,050	49,228,480
7.63%, 06/01/19	13,650	17,175,900
Series 1
3.75%, 07/12/16	35,300	37,507,041
Bank of America N.A.
5.30%, 03/15/17[a]	20,500	22,783,981
6.00%, 10/15/36	6,895	8,070,175
Bank of Montreal
1.40%, 09/11/17	9,000	8,966,250
1.45%, 04/09/18 (Call 03/09/18)	11,000	10,855,626
2.50%, 01/11/17[a]	29,555	30,734,448
2.55%, 11/06/22 (Call 10/06/22)	15,000	14,348,670
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16[a]	19,440	20,257,347
3.55%, 09/23/21 (Call 08/23/21)	15,920	16,828,402
Bank of Nova Scotia
1.38%, 12/18/17 (Call 11/18/17)[a]	3,000	2,961,527
1.45%, 04/25/18[a]	17,000	16,715,901
2.55%, 01/12/17[a]	23,321	24,201,927

134

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

4.38%, 01/13/21[a]	$10,516	$11,707,677
Barclays Bank PLC
5.00%, 09/22/16	11,737	13,111,292
5.13%, 01/08/20[a]	21,805	24,828,464
5.14%, 10/14/20[a]	17,299	18,247,584
6.75%, 05/22/19[a]	33,314	41,376,115
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	14,648	14,625,331
2.15%, 03/22/17 (Call 02/22/17)[a]	7,785	7,938,145
BNP Paribas SA
2.38%, 09/14/17[a]	19,500	19,801,669
3.25%, 03/03/23[a]	17,875	17,074,599
5.00%, 01/15/21	51,470	56,948,534
Capital One Financial Corp.
3.15%, 07/15/16[a]	22,302	23,510,454
4.75%, 07/15/21[a]	18,100	20,150,504
6.15%, 09/01/16	297	336,978
6.75%, 09/15/17	8,767	10,538,081
Citigroup Inc.
1.75%, 05/01/18	25,000	24,539,675
3.38%, 03/01/23[a]	16,500	16,254,048
3.50%, 05/15/23	15,000	14,153,882
3.95%, 06/15/16[a]	45,238	48,527,373
4.05%, 07/30/22	15,000	15,029,691
4.45%, 01/10/17	48,338	52,803,368
4.50%, 01/14/22[a]	49,811	53,797,160
5.38%, 08/09/20[a]	33,012	38,033,360
5.50%, 02/15/17[a]	21,270	23,573,396
5.85%, 08/02/16	549	623,043
5.85%, 12/11/34	1,000	1,141,116
5.88%, 02/22/33	5,550	5,808,773
5.88%, 05/29/37[a]	24,000	27,889,742
5.88%, 01/30/42	21,380	25,002,939
6.00%, 08/15/17[a]	14,855	17,203,096
6.13%, 11/21/17	32,854	38,439,781
6.13%, 05/15/18	19,575	23,080,975
6.13%, 08/25/36	30,410	32,746,881
6.63%, 06/15/32	7,250	8,266,550
6.88%, 03/05/38	37,550	47,928,475
8.13%, 07/15/39	36,705	51,820,750
8.50%, 05/22/19	48,184	63,609,057
Commonwealth Bank of Australia/New York
1.90%, 09/18/17[a]	10,675	10,857,601
Credit Suisse New York
4.38%, 08/05/20[a]	11,880	13,133,466
5.30%, 08/13/19	27,052	31,487,262
5.40%, 01/14/20[a]	20,070	22,510,273
6.00%, 02/15/18[a]	17,708	20,364,200
Deutsche Bank AG London
6.00%, 09/01/17	46,684	54,801,997
Fifth Third Bancorp
8.25%, 03/01/38[a]	22,060	30,514,603
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18[a]	35,400	35,567,651
3.63%, 01/22/23[a]	28,970	28,565,811
5.25%, 07/27/21	47,845	53,266,886
5.38%, 03/15/20[a]	35,582	40,264,385
5.63%, 01/15/17	8,610	9,559,215
5.75%, 10/01/16[a]	9,290	10,534,606
5.75%, 01/24/22	38,100	43,594,031
5.95%, 01/18/18	23,390	26,971,902
5.95%, 01/15/27	5,000	5,429,196
6.00%, 06/15/20	24,000	28,036,891

Security	Principal (000s)	Value

6.13%, 02/15/33	$24,230	$27,604,643
6.15%, 04/01/18	78,786	91,553,311
6.25%, 09/01/17	51,120	59,289,083
6.25%, 02/01/41	42,732	49,851,758
6.45%, 05/01/36	4,000	4,201,008
6.75%, 10/01/37	80,087	87,671,952
7.50%, 02/15/19	15,250	18,912,208
HSBC Bank (USA) N.A.
4.88%, 08/24/20	28,260	31,342,064
5.63%, 08/15/35	1,190	1,299,751
HSBC Holdings PLC
4.00%, 03/30/22	13,277	14,060,396
4.88%, 01/14/22	14,000	15,877,204
5.10%, 04/05/21[a]	47,730	54,783,969
6.10%, 01/14/42	18,500	22,738,905
6.50%, 05/02/36	13,500	16,181,676
6.50%, 09/15/37	63,243	75,775,846
6.80%, 06/01/38	17,402	21,734,921
HSBC USA Inc.
1.63%, 01/16/18	11,795	11,722,537
5.00%, 09/27/20[a]	3,000	3,286,322
Intesa Sanpaolo SpA
3.88%, 01/16/18[a]	13,340	13,117,804
J.P. Morgan Chase & Co.
1.63%, 05/15/18	5,000	4,906,512
1.80%, 01/25/18[a]	26,000	25,810,769
2.00%, 08/15/17	19,850	20,020,728
3.15%, 07/05/16	58,800	61,903,917
3.20%, 01/25/23	5,500	5,358,379
3.25%, 09/23/22	9,450	9,252,660
3.38%, 05/01/23	15,000	14,252,859
4.25%, 10/15/20	36,390	39,353,991
4.35%, 08/15/21	46,470	49,983,843
4.40%, 07/22/20[a]	14,790	16,150,470
4.50%, 01/24/22	54,713	59,337,507
4.63%, 05/10/21	22,250	24,415,486
4.95%, 03/25/20	1,525	1,717,994
5.40%, 01/06/42[a]	19,750	22,108,419
5.50%, 10/15/40	6,950	7,858,774
5.60%, 07/15/41[a]	31,315	36,265,986
6.00%, 01/15/18[a]	51,420	60,007,649
6.13%, 06/27/17	3,780	4,364,706
6.30%, 04/23/19	58,190	69,980,778
6.40%, 05/15/38	18,220	22,606,817
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	46,480	53,803,802
KeyBank N.A.
1.65%, 02/01/18	9,000	9,013,947
KeyCorp
5.10%, 03/24/21[a]	16,851	19,300,623
Lloyds TSB Bank PLC
6.38%, 01/21/21[a]	17,433	21,116,204
Morgan Stanley
2.13%, 04/25/18[a]	450	443,979
3.75%, 02/25/23[a]	30,000	29,564,646
4.10%, 05/22/23	35,000	33,503,330
4.75%, 03/22/17	24,500	26,767,558
4.88%, 11/01/22	7,195	7,365,268
5.45%, 01/09/17	19,350	21,419,763
5.50%, 01/26/20	42,938	48,385,797
5.50%, 07/24/20[a]	22,250	25,097,653
5.50%, 07/28/21	52,420	59,209,428
5.63%, 09/23/19	46,017	52,223,672

135

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

5.75%, 10/18/16	$16,115	$18,064,229
5.75%, 01/25/21[a]	48,270	55,077,890
5.95%, 12/28/17	29,585	33,911,984
6.25%, 08/28/17[a]	24,736	28,536,941
6.38%, 07/24/42[a]	24,500	28,992,687
6.63%, 04/01/18	43,080	50,732,098
7.25%, 04/01/32[a]	16,162	20,210,213
7.30%, 05/13/19	54,555	66,923,284
Series F
5.55%, 04/27/17	15,730	17,601,176
National Australia Bank Ltd. New York
2.75%, 03/09/17[a]	11,500	12,042,447
3.00%, 01/20/23[a]	7,700	7,494,144
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)[b]	14,250	13,494,674
2.95%, 01/30/23 (Call 12/30/22)[b]	5,000	4,834,458
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	14,654	15,394,452
3.30%, 03/08/22 (Call 02/06/22)[b]	29,738	29,941,360
4.38%, 08/11/20[b]	10,208	11,308,611
5.13%, 02/08/20[b]	19,569	22,455,899
RaboBank Nederland
1.70%, 03/19/18[a]	18,400	18,328,223
Rabobank Nederland
3.38%, 01/19/17[a]	36,699	39,003,048
3.88%, 02/08/22	27,810	28,771,339
3.95%, 11/09/22	15,000	14,830,760
4.50%, 01/11/21[a]	23,665	25,851,625
5.25%, 05/24/41[a]	26,150	28,691,534
Royal Bank of Canada
1.50%, 01/16/18[a]	10,000	9,930,206
2.30%, 07/20/16[a]	20,080	20,829,783
2.88%, 04/19/16	3,600	3,790,851
Royal Bank of Scotland Group PLC
5.63%, 08/24/20	17,381	19,840,017
6.13%, 01/11/21	12,280	14,431,571
6.40%, 10/21/19	24,612	29,187,292
Societe Generale
2.75%, 10/12/17[a]	6,500	6,634,877
State Street Corp.
4.38%, 03/07/21[a]	8,915	9,927,925
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	20,000	19,693,274
1.80%, 07/18/17[a]	15,000	15,022,994
3.20%, 07/18/22	13,500	13,505,246
Svenska Handelsbanken AB
1.63%, 03/21/18[a]	12,000	11,954,806
2.88%, 04/04/17[a]	11,186	11,769,222
3.13%, 07/12/16	19,140	20,258,281
Toronto-Dominion Bank (The)
1.40%, 04/30/18	15,000	14,786,952
2.38%, 10/19/16	37,118	38,696,031
2.50%, 07/14/16	12,975	13,556,772
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	17,000	17,187,886
2.20%, 11/15/16 (Call 10/14/16)	21,569	22,452,097
2.95%, 07/15/22 (Call 06/15/22)[a]	21,387	20,735,990
3.00%, 03/15/22 (Call 02/15/22)	18,087	18,241,184
4.13%, 05/24/21 (Call 04/23/21)	20,449	22,403,125
UBS AG Stamford
4.88%, 08/04/20[a]	20,075	22,901,010
5.75%, 04/25/18[a]	19,936	23,422,244
5.88%, 12/20/17	51,698	60,790,675

Security	Principal (000s)	Value

Series 10
5.88%, 07/15/16	$16,202	$18,053,744
Wachovia Bank N.A./Wells Fargo & Co.
5.85%, 02/01/37	15,500	18,192,612
6.60%, 01/15/38	57,104	72,833,440
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	18,078	19,503,622
5.63%, 10/15/16	16,977	19,297,410
5.75%, 06/15/17	24,570	28,340,166
5.75%, 02/01/18[a]	48,770	57,518,738
6.00%, 11/15/17	10,736	12,620,446
Wells Fargo & Co.
1.50%, 01/16/18	27,500	27,271,843
2.10%, 05/08/17	6,800	6,959,253
2.63%, 12/15/16	9,500	9,923,833
3.50%, 03/08/22	17,000	17,514,604
3.68%, 06/15/16[c]	51,380	55,128,546
4.60%, 04/01/21	50,880	56,972,234
5.13%, 09/15/16	1,590	1,779,378
5.38%, 02/07/35	550	623,216
5.63%, 12/11/17	51,198	59,916,784
Series M
3.45%, 02/13/23[a]	27,000	26,412,871
Wells Fargo Bank N.A.
5.95%, 08/26/36	200	235,698
Wells Fargo Capital X
5.95%, 12/01/86	7,270	7,397,226
Westpac Banking Corp.
1.60%, 01/12/18[a]	1,500	1,503,155
2.00%, 08/14/17	11,200	11,449,881
4.88%, 11/19/19[a]	35,680	41,220,201

		5,235,829,206
BEVERAGES — 3.04%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	11,700	11,566,543
4.00%, 01/17/43	12,380	11,596,270
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	36,250	36,217,814
2.50%, 07/15/22	47,548	45,580,573
2.63%, 01/17/23[a]	6,500	6,280,171
3.75%, 07/15/42	10,870	9,810,297
5.00%, 04/15/20	16,402	18,988,389
5.38%, 01/15/20	37,173	43,823,997
6.88%, 11/15/19	18,184	23,051,217
7.75%, 01/15/19	39,015	50,554,681
8.20%, 01/15/39	20,280	31,149,912
Bottling Group LLC
5.13%, 01/15/19	24,087	27,962,738
Coca-Cola Co. (The)
1.15%, 04/01/18	17,000	16,737,324
1.65%, 03/14/18	6,014	6,065,367
1.80%, 09/01/16	34,782	35,787,791
3.15%, 11/15/20[a]	36,127	38,034,029
3.30%, 09/01/21	30,853	32,439,406
5.35%, 11/15/17	3,800	4,432,810
Diageo Capital PLC
1.50%, 05/11/17	16,125	16,180,472
2.63%, 04/29/23 (Call 01/29/23)	6,000	5,740,772
5.75%, 10/23/17	8,797	10,314,302
Diageo Investment Corp.
2.88%, 05/11/22[a]	17,604	17,467,064

136

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	$16,185	$21,403,327
PepsiCo Inc.
1.25%, 08/13/17[a]	9,000	8,915,098
2.50%, 05/10/16	11,523	12,038,202
2.75%, 03/05/22	10,179	10,022,943
2.75%, 03/01/23	15,075	14,584,155
3.00%, 08/25/21	19,811	20,094,979
3.13%, 11/01/20[a]	16,150	16,859,324
4.00%, 03/05/42	10,100	9,460,165
4.50%, 01/15/20[a]	10,704	12,105,292
4.88%, 11/01/40	5,535	5,876,806
5.00%, 06/01/18[a]	6,635	7,643,492
5.50%, 01/15/40	18,295	21,041,842
7.90%, 11/01/18[a]	22,204	29,019,886

		688,847,450
BIOTECHNOLOGY — 1.48%
Amgen Inc.
2.13%, 05/15/17	26,816	27,348,952
2.30%, 06/15/16	5,857	6,052,969
2.50%, 11/15/16	12,604	13,117,726
3.45%, 10/01/20[a]	8,000	8,356,541
3.63%, 05/15/22 (Call 02/15/22)[a]	13,450	13,988,623
3.88%, 11/15/21 (Call 08/15/21)	26,050	27,766,833
4.10%, 06/15/21 (Call 03/15/21)[a]	14,945	16,221,608
5.15%, 11/15/41 (Call 05/15/41)	26,532	27,999,323
5.38%, 05/15/43 (Call 11/15/42)	18,250	19,966,562
5.65%, 06/15/42 (Call 12/15/41)	19,000	21,319,757
5.70%, 02/01/19	34,383	40,477,541
5.85%, 06/01/17	1,648	1,913,377
6.38%, 06/01/37	11,339	13,724,609
6.40%, 02/01/39	17,073	20,657,227
Celgene Corp.
3.25%, 08/15/22	24,200	24,062,786
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)[a]	21,326	23,559,210
4.50%, 04/01/21 (Call 01/01/21)[a]	1,726	1,915,997
5.65%, 12/01/41 (Call 06/01/41)	22,980	26,871,245

		335,320,886
CHEMICALS — 1.89%
CF Industries Inc.
3.45%, 06/01/23	10,000	9,844,000
4.95%, 06/01/43	10,000	9,822,000
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	21,300	20,651,511
4.13%, 11/15/21 (Call 08/15/21)[a]	33,116	35,340,249
4.25%, 11/15/20 (Call 08/15/20)	12,511	13,693,289
4.38%, 11/15/42 (Call 05/15/42)	17,250	15,981,269
5.25%, 11/15/41 (Call 05/15/41)	11,455	12,121,472
5.70%, 05/15/18[a]	3,090	3,604,656
7.38%, 11/01/29	3,235	4,249,314
8.55%, 05/15/19[a]	37,403	49,831,086
9.40%, 05/15/39	19,909	31,157,219
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	11,800	11,603,745
3.63%, 01/15/21	18,700	20,016,865
4.15%, 02/15/43	6,000	5,901,342

Security	Principal (000s)	Value

4.63%, 01/15/20	$13,623	$15,535,165
6.00%, 07/15/18	12,839	15,518,090
Eastman Chemical Co.
2.40%, 06/01/17	18,400	18,842,292
3.60%, 08/15/22 (Call 05/15/22)	18,538	18,868,646
Ecolab Inc.
3.00%, 12/08/16	6,464	6,851,430
4.35%, 12/08/21[a]	23,688	25,923,415
5.50%, 12/08/41	13,998	15,869,289
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	32,500	36,521,875
5.75%, 04/15/24 (Call 01/15/24)	16,500	19,201,875
6.00%, 11/15/21 (Call 08/17/21)	200	236,250
Rohm and Haas Co.
6.00%, 09/15/17	4,069	4,717,504
7.85%, 07/15/29[a]	5,855	7,878,281

		429,782,129
COMMERCIAL SERVICES — 0.11%
ADT Corp. (The)
2.25%, 07/15/17	5,000	4,992,535
3.50%, 07/15/22	15,550	14,851,488
4.88%, 07/15/42	4,927	4,466,373

		24,310,396
COMPUTERS — 1.87%
Apple Inc.
1.00%, 05/03/18	30,000	29,357,166
2.40%, 05/03/23	30,000	28,553,505
3.85%, 05/04/43	21,975	20,052,649
Hewlett-Packard Co.
2.60%, 09/15/17[a]	21,500	21,871,539
2.65%, 06/01/16[a]	30,954	31,860,160
3.00%, 09/15/16	5,532	5,736,955
3.30%, 12/09/16[a]	12,638	13,263,048
3.75%, 12/01/20[a]	20,834	20,640,202
4.30%, 06/01/21[a]	29,310	29,678,878
4.38%, 09/15/21[a]	4,173	4,215,578
4.65%, 12/09/21[a]	21,597	22,232,639
5.50%, 03/01/18[a]	18,030	20,356,761
6.00%, 09/15/41	8,935	9,086,689
International Business Machines Corp.
1.25%, 02/06/17	13,777	13,821,891
1.88%, 08/01/22	3,500	3,247,222
1.95%, 07/22/16	20,945	21,615,154
4.00%, 06/20/42	22,750	22,123,146
5.70%, 09/14/17	45,140	53,093,235
7.63%, 10/15/18	28,198	36,673,168
8.38%, 11/01/19[a]	12,123	16,574,184

		424,053,769
COSMETICS & PERSONAL CARE — 0.30%
Procter & Gamble Co. (The)
1.45%, 08/15/16	4,897	4,990,707
2.30%, 02/06/22[a]	18,525	18,111,446
4.70%, 02/15/19[a]	14,422	16,650,795
5.55%, 03/05/37	23,725	29,008,911

		68,761,859

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

DIVERSIFIED FINANCIAL SERVICES — 7.35%
American Express Co.
2.65%, 12/02/22	$19,700	$18,990,652
4.05%, 12/03/42[a]	18,000	16,471,204
6.15%, 08/28/17[a]	18,615	21,960,035
7.00%, 03/19/18	29,500	36,264,704
American Express Credit Corp.
2.38%, 03/24/17[a]	8,750	9,031,670
2.80%, 09/19/16	44,226	46,487,536
Associates Corp. of North America
6.95%, 11/01/18	442	537,306
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	2,308	2,595,058
6.40%, 10/02/17	24,930	29,365,665
7.25%, 02/01/18	16,531	20,149,945
Capital One Bank (USA) N.A.
8.80%, 07/15/19	19,590	26,097,117
Caterpillar Financial Services Corp.
2.05%, 08/01/16[a]	24,000	24,749,659
5.45%, 04/15/18	500	586,226
7.15%, 02/15/19[a]	10,825	13,713,415
Countrywide Financial Corp.
6.25%, 05/15/16[a]	5,500	6,113,578
Ford Motor Credit Co. LLC
2.38%, 01/16/18	15,000	14,964,734
3.00%, 06/12/17[a]	3,904	4,009,408
4.25%, 02/03/17	15,608	16,683,666
4.25%, 09/20/22[a]	20,000	20,636,456
5.00%, 05/15/18	29,121	32,207,765
5.75%, 02/01/21	19,632	22,230,470
5.88%, 08/02/21	23,858	27,227,439
6.63%, 08/15/17	28,108	32,743,833
8.00%, 12/15/16[a]	24,923	29,897,222
8.13%, 01/15/20[a]	19,208	24,261,953
General Electric Capital Corp.
2.30%, 04/27/17[a]	15,500	15,910,646
2.90%, 01/09/17[a]	27,150	28,459,716
2.95%, 05/09/16[a]	23,458	24,727,836
3.15%, 09/07/22[a]	35,500	34,945,845
3.35%, 10/17/16[a]	21,310	22,714,376
4.38%, 09/16/20	780	850,525
4.63%, 01/07/21	43,020	47,547,855
4.65%, 10/17/21	27,520	30,365,007
5.30%, 02/11/21[a]	23,430	26,456,816
5.38%, 10/20/16[a]	1,281	1,450,745
5.40%, 02/15/17[a]	12,000	13,580,852
5.50%, 01/08/20[a]	20,610	23,961,306
5.63%, 09/15/17	9,300	10,782,606
5.63%, 05/01/18	66,731	78,193,384
5.88%, 01/14/38	61,337	70,003,421
6.00%, 08/07/19[a]	23,660	28,435,828
6.15%, 08/07/37	7,750	9,140,893
6.88%, 01/10/39	43,300	55,203,079
Series A
5.55%, 05/04/20[a]	390	456,666
6.75%, 03/15/32	46,575	58,052,477
Goldman Sachs Capital I
6.35%, 02/15/34[a]	22,850	23,649,750
HSBC Finance Corp.
6.68%, 01/15/21[a]	50,457	59,572,849
Jefferies Group LLC

Security	Principal (000s)	Value

5.13%, 04/13/18[a]	$28,944	$31,730,948
6.88%, 04/15/21[a]	432	503,903
Merrill Lynch & Co. Inc.
5.70%, 05/02/17[a]	5,000	5,529,874
6.05%, 05/16/16	35,870	39,836,978
6.11%, 01/29/37	16,940	17,959,049
6.40%, 08/28/17[a]	13,610	15,821,241
6.88%, 04/25/18	76,315	90,879,825
6.88%, 11/15/18	1,213	1,470,845
7.75%, 05/14/38	27,074	33,882,494
Nomura Holdings Inc.
6.70%, 03/04/20	25,998	30,367,486
SLM Corp.
5.63%, 08/01/33[a]	10,440	9,030,600
7.25%, 01/25/22	13,354	14,064,524
8.00%, 03/25/20[a]	24,724	26,957,658
8.45%, 06/15/18[a]	38,707	43,579,147
Toyota Motor Credit Corp.
1.25%, 10/05/17	9,500	9,401,938
1.75%, 05/22/17[a]	2,100	2,128,502
2.00%, 09/15/16	25,831	26,632,035
2.05%, 01/12/17	35,753	36,542,705
3.30%, 01/12/22	23,564	24,219,353
3.40%, 09/15/21	22,439	23,398,267
4.25%, 01/11/21	5,000	5,544,338
Series B
4.50%, 06/17/20	13,854	15,567,123

		1,667,488,027
ELECTRIC — 1.23%
Duke Energy Carolinas LLC
5.30%, 02/15/40	13,670	15,772,997
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)[a]	11,280	11,885,645
6.25%, 10/01/39	14,670	16,659,278
FirstEnergy Corp.
Series B
4.25%, 03/15/23 (Call 12/15/22)[a]	10,000	9,852,376
Series C
7.38%, 11/15/31	21,500	24,272,214
Florida Power Corp.
6.40%, 06/15/38	10,668	13,687,119
Georgia Power Co.
4.30%, 03/15/42	18,535	18,010,587
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	23,000	27,440,398
6.50%, 09/15/37	11,050	13,793,565
Nisource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	3,000	2,902,212
6.40%, 03/15/18[a]	7,138	8,461,493
Oncor Electric Delivery Co.
7.00%, 09/01/22	6,620	8,426,641
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	69	73,645
5.40%, 01/15/40	17,150	19,456,166
5.80%, 03/01/37	5,100	6,016,258
6.05%, 03/01/34	51,650	63,271,999
8.25%, 10/15/18[a]	13,705	18,051,805

		278,034,398

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

ELECTRONICS — 0.74%
Honeywell International Inc.
4.25%, 03/01/21[a]	$11,950	$13,420,126
5.00%, 02/15/19	11,287	13,196,552
5.30%, 03/01/18	20,858	24,380,426
Koninklijke Philips Electronics NV
3.75%, 03/15/22	27,604	28,739,811
5.75%, 03/11/18[a]	9,507	11,187,444
Koninklijke Philips NV
6.88%, 03/11/38	13,082	17,200,981
Thermo Fisher Scientific Inc.
2.25%, 08/15/16[a]	16,652	17,034,731
3.15%, 01/15/23 (Call 10/15/22)	18,475	17,762,850
3.60%, 08/15/21 (Call 05/15/21)	20,346	20,605,265
4.50%, 03/01/21[a]	4,192	4,504,580

		168,032,766
ENGINEERING & CONSTRUCTION — 0.16%
ABB Finance (USA) Inc.
2.88%, 05/08/22	25,154	25,000,155
4.38%, 05/08/42	10,575	10,614,406

		35,614,561
ENVIRONMENTAL CONTROL — 0.11%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	10,204	10,334,411
5.00%, 03/01/20 [a]	13,621	15,350,253

		25,684,664
FOOD — 2.21%
ConAgra Foods Inc.
1.90%, 01/25/18[a]	9,355	9,375,201
3.20%, 01/25/23 (Call 10/25/22)[a]	17,250	16,919,242
4.65%, 01/25/43 (Call 07/25/42)	12,000	11,642,192
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)[a]	22,854	23,380,938
5.65%, 02/15/19[a]	16,400	19,391,476
5.70%, 02/15/17[a]	13,955	16,034,857
Kellogg Co.
3.13%, 05/17/22	5,000	5,044,778
4.00%, 12/15/20[a]	18,587	20,165,748
4.45%, 05/30/16	11,008	12,047,459
Series B
7.45%, 04/01/31	15,310	20,400,055
Kraft Foods Group Inc.
2.25%, 06/05/17	15,000	15,354,527
3.50%, 06/06/22[a]	48,912	50,035,851
5.00%, 06/04/42	36,351	38,109,298
5.38%, 02/10/20	5,650	6,564,686
6.50%, 02/09/40[a]	5,000	6,221,013
6.88%, 01/26/39	10,875	14,037,402
Kroger Co. (The)
6.15%, 01/15/20	11,247	13,370,223
Mondelez International Inc.
4.13%, 02/09/16	2,700	2,916,919
5.38%, 02/10/20	33,541	38,787,208
6.13%, 02/01/18	24,955	29,445,438
6.13%, 08/23/18	18,468	22,032,640

Security	Principal (000s)	Value

6.50%, 08/11/17	$17,383	$20,593,718
6.50%, 02/09/40	30,300	38,008,017
Unilever Capital Corp.
4.25%, 02/10/21[a]	40,231	44,907,520
4.80%, 02/15/19	4,814	5,546,771
5.90%, 11/15/32	1,520	1,951,624

		502,284,801
FOREST PRODUCTS & PAPER — 0.41%
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)[a]	6,500	7,191,538
7.30%, 11/15/39	13,500	17,780,941
7.50%, 08/15/21[a]	10,574	13,563,060
7.95%, 06/15/18[a]	41,996	53,325,261
9.38%, 05/15/19	1,309	1,768,330

		93,629,130
GAS — 0.19%
National Grid PLC
6.30%, 08/01/16	16,269	18,676,248
Sempra Energy
6.00%, 10/15/39	12,140	14,526,337
6.50%, 06/01/16	7,590	8,761,595

		41,964,180
HEALTH CARE — PRODUCTS — 0.66%
Becton, Dickinson and Co.
3.13%, 11/08/21	20,298	20,763,667
Boston Scientific Corp.
6.00%, 01/15/20	9,138	10,605,763
Covidien International Finance SA
6.00%, 10/15/17	23,085	27,218,081
6.55%, 10/15/37	13,450	17,585,875
Medtronic Inc.
1.38%, 04/01/18	6,000	5,940,620
2.75%, 04/01/23 (Call 01/01/23)	13,000	12,668,565
4.00%, 04/01/43 (Call 10/01/42)	8,000	7,518,166
4.45%, 03/15/20[a]	40,116	45,016,330
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	3,500	3,437,130

		150,754,197
HEALTH CARE — SERVICES — 1.08%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	12,065	11,479,017
3.95%, 09/01/20	10,383	11,044,848
6.00%, 06/15/16[a]	10,372	11,826,207
6.63%, 06/15/36	12,010	15,053,686
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)[a]	22,101	23,454,414
5.38%, 02/15/42 (Call 08/15/41)[a]	10,380	11,608,878
UnitedHealth Group Inc.
1.40%, 10/15/17	2,850	2,844,189
2.88%, 03/15/22 (Call 12/15/21)[a]	14,715	14,580,656
2.88%, 03/15/23	5,000	4,883,938
4.25%, 03/15/43 (Call 09/15/42)[a]	10,000	9,566,001
5.80%, 03/15/36	4,000	4,639,950
6.00%, 02/15/18[a]	10,334	12,293,055

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

6.88%, 02/15/38	$25,573	$33,303,186
WellPoint Inc.
3.13%, 05/15/22	5,104	5,017,891
3.30%, 01/15/23[a]	12,550	12,389,031
4.63%, 05/15/42[a]	10,000	9,846,420
4.65%, 01/15/43	13,700	13,560,713
5.85%, 01/15/36[a]	19,800	22,603,761
6.38%, 06/15/37	11,920	14,406,448

		244,402,289
HOUSEHOLD PRODUCTS & WARES — 0.00%
Kimberly-Clark Corp.
6.13%, 08/01/17	665	792,155

		792,155
INSURANCE — 2.70%
Allstate Corp. (The)
5.55%, 05/09/35	10,290	12,097,738
American International Group Inc.
3.80%, 03/22/17	17,742	18,929,401
4.88%, 09/15/16	34,343	37,984,035
4.88%, 06/01/22[a]	20,069	22,205,088
5.45%, 05/18/17	6,473	7,297,666
5.60%, 10/18/16[a]	739	833,320
5.85%, 01/16/18	51,269	59,086,420
6.25%, 05/01/36	15,000	18,026,028
6.40%, 12/15/20	31,061	37,537,970
8.25%, 08/15/18	26,725	34,058,695
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17[a]	18,500	18,642,126
3.00%, 05/15/22[a]	20,000	19,834,908
4.25%, 01/15/21[a]	17,917	19,830,840
5.40%, 05/15/18[a]	9,671	11,383,663
5.75%, 01/15/40[a]	15,050	17,476,543
Berkshire Hathaway Inc.
1.90%, 01/31/17[a]	19,715	20,159,619
2.20%, 08/15/16[a]	15,618	16,243,043
4.50%, 02/11/43[a]	7,000	6,883,009
Chubb Corp. (The)
6.00%, 05/11/37	4,475	5,551,789
Hartford Financial Services Group Inc.
5.13%, 04/15/22	715	815,803
ING U.S. Inc.
2.90%, 02/15/18[d]	15,000	15,267,898
MetLife Inc.
4.13%, 08/13/42	4,000	3,712,341
4.75%, 02/08/21	5,094	5,747,253
5.70%, 06/15/35	18,670	21,651,237
5.88%, 02/06/41	16,650	19,740,292
6.38%, 06/15/34	7,875	9,815,270
6.75%, 06/01/16	19,906	23,152,161
7.72%, 02/15/19[a]	20,628	26,756,156
Series A
6.82%, 08/15/18[a]	13,229	16,412,771
Prudential Financial Inc.
7.38%, 06/15/19	13,682	17,421,734
Series D
6.00%, 12/01/17	11,184	13,199,346
6.63%, 12/01/37	20,325	25,281,851
Travelers Companies Inc. (The)

Security	Principal (000s)	Value

5.35%, 11/01/40	$17,250	$20,164,160
6.25%, 06/15/37[a]	8,140	10,389,167

		613,589,341
INTERNET — 0.48%
Amazon.com Inc.
1.20%, 11/29/17[a]	11,555	11,374,875
2.50%, 11/29/22 (Call 08/29/22)[a]	17,415	16,507,598
eBay Inc.
1.35%, 07/15/17	23,378	23,414,054
2.60%, 07/15/22 (Call 04/15/22)	20,088	19,367,737
4.00%, 07/15/42 (Call 01/15/42)	7,500	6,646,478
Google Inc.
2.13%, 05/19/16	10,043	10,442,708
3.63%, 05/19/21[a]	19,239	20,815,034

		108,568,484
IRON & STEEL — 0.03%
Cliffs Natural Resources Inc.
6.25%, 10/01/40[a]	8,635	7,811,942

		7,811,942
MACHINERY — 0.52%
Caterpillar Inc.
3.80%, 08/15/42	13,895	12,679,966
3.90%, 05/27/21	22,662	24,530,903
5.20%, 05/27/41	17,360	19,327,103
7.90%, 12/15/18[a]	13,186	17,269,294
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	13,158	12,928,384
3.90%, 06/09/42 (Call 12/09/41)	20,360	19,091,377
4.38%, 10/16/19	10,883	12,366,529

		118,193,556
MANUFACTURING — 0.86%
3M Co.
1.38%, 09/29/16	22,808	23,222,287
5.70%, 03/15/37	9,900	12,200,726
Danaher Corp.
5.40%, 03/01/19	442	521,761
Eaton Corp.
1.50%, 11/02/17[d]	16,000	15,860,704
2.75%, 11/02/22[d]	22,430	21,730,832
4.00%, 11/02/32[d]	6,400	6,196,337
4.15%, 11/02/42[d]	2,965	2,800,807
General Electric Co.
2.70%, 10/09/22	30,750	30,213,493
4.13%, 10/09/42	13,400	12,845,063
5.25%, 12/06/17	46,218	53,409,230
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)[a]	18,400	17,031,272

		196,032,512
MEDIA — 6.98%
CBS Corp.
7.88%, 07/30/30	18,380	24,035,487

140

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	$1,000	$1,466,289
Comcast Corp.
2.85%, 01/15/23	1,200	1,182,681
3.13%, 07/15/22	12,122	12,293,844
4.25%, 01/15/33	20,000	19,898,976
4.50%, 01/15/43	5,000	5,063,865
4.65%, 07/15/42	9,750	9,919,474
4.95%, 06/15/16[a]	13,990	15,609,519
5.15%, 03/01/20[a]	36,608	42,913,435
5.65%, 06/15/35	6,000	6,887,266
5.70%, 05/15/18	8,425	10,018,756
5.88%, 02/15/18[a]	10,350	12,322,753
6.30%, 11/15/17[a]	19,542	23,484,075
6.40%, 05/15/38	600	751,911
6.40%, 03/01/40	35,500	44,654,729
6.45%, 03/15/37	14,730	18,465,005
6.50%, 01/15/17	14,966	17,696,038
6.50%, 11/15/35	2,000	2,518,126
6.55%, 07/01/39	20,250	25,838,737
6.95%, 08/15/37	48,988	65,203,028
7.05%, 03/15/33	300	395,906
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[a]	10,000	9,879,154
2.40%, 03/15/17[a]	18,638	19,047,954
3.80%, 03/15/22[a]	32,588	32,996,725
4.60%, 02/15/21 (Call 11/15/20)	30,172	32,699,349
5.00%, 03/01/21	15,511	17,112,376
5.15%, 03/15/42	14,500	14,018,467
5.20%, 03/15/20	18,000	20,249,447
5.88%, 10/01/19[a]	20,562	24,112,617
6.00%, 08/15/40 (Call 05/15/40)	12,325	13,133,349
6.35%, 03/15/40[a]	2,645	2,961,171
6.38%, 03/01/41[a]	13,235	14,727,236
Discovery Communications LLC
4.88%, 04/01/43	10,000	9,859,238
5.05%, 06/01/20	17,873	20,249,475
6.35%, 06/01/40	14,600	17,215,594
Historic TW Inc.
6.63%, 05/15/29	11,830	14,311,587
NBCUniversal Media LLC
2.88%, 01/15/23	9,750	9,589,038
4.38%, 04/01/21	21,800	24,289,440
4.45%, 01/15/43	14,000	13,808,277
5.15%, 04/30/20[a]	27,924	32,802,340
5.95%, 04/01/41	33,300	39,731,009
6.40%, 04/30/40[a]	3,425	4,289,811
News America Inc.
3.00%, 09/15/22	16,550	16,073,299
4.50%, 02/15/21[a]	24,824	27,425,622
6.15%, 03/01/37	4,550	5,202,172
6.15%, 02/15/41	21,395	24,861,255
6.20%, 12/15/34	25,447	29,297,770
6.65%, 11/15/37	23,002	27,738,080
Thomson Reuters Corp.
6.50%, 07/15/18[a]	17,629	21,341,294
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	15,637	16,264,654
4.50%, 09/15/42 (Call 03/15/42)	14,250	12,566,791
5.00%, 02/01/20[a]	25,638	28,599,497
5.50%, 09/01/41 (Call 03/01/41)	22,720	22,944,140
5.85%, 05/01/17[a]	38,173	43,898,549
5.88%, 11/15/40 (Call 05/15/40)	21,800	22,871,701

Security	Principal (000s)	Value

6.55%, 05/01/37	$7,265	$8,244,324
6.75%, 07/01/18	37,717	45,632,161
6.75%, 06/15/39	46,209	53,673,856
7.30%, 07/01/38	18,750	23,011,058
8.25%, 04/01/19[a]	36,039	46,382,251
8.75%, 02/14/19[a]	9,604	12,537,922
Time Warner Entertainment Co. LP
8.38%, 03/15/23	8,870	11,854,250
Time Warner Inc.
4.70%, 01/15/21	25,873	28,717,516
4.75%, 03/29/21	19,860	22,127,988
4.88%, 03/15/20	18,705	21,078,715
5.88%, 11/15/16	12,042	13,862,819
6.10%, 07/15/40	12,750	14,589,283
6.25%, 03/29/41[a]	23,895	27,777,570
6.50%, 11/15/36	9,850	11,631,210
7.63%, 04/15/31	27,963	37,291,507
7.70%, 05/01/32	32,873	44,468,790
Viacom Inc.
4.38%, 03/15/43[d]	20,000	17,692,278
6.25%, 04/30/16	13,638	15,538,967
6.88%, 04/30/36	10,325	12,449,002
Walt Disney Co. (The)
1.10%, 12/01/17	11,000	10,885,447
1.13%, 02/15/17	17,991	17,922,363
1.35%, 08/16/16	9,244	9,380,831
2.75%, 08/16/21[a]	11,250	11,314,857
5.63%, 09/15/16	15,847	18,187,461

		1,583,040,804
METAL FABRICATE & HARDWARE — 0.15%
Precision Castparts Corp.
1.25%, 01/15/18	17,875	17,627,390
2.50%, 01/15/23 (Call 10/15/22)	16,125	15,531,885

		33,159,275
MINING — 3.08%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	20,293	20,418,214
5.55%, 02/01/17[a]	5,447	5,894,725
5.72%, 02/23/19[a]	14,071	15,056,264
6.15%, 08/15/20[a]	16,499	17,627,574
6.75%, 07/15/18[a]	11,469	12,803,213
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	2,250	2,166,944
Barrick Gold Corp.
2.90%, 05/30/16	4,836	4,981,270
3.85%, 04/01/22[a]	12,375	11,789,683
4.10%, 05/01/23[d]	7,355	6,939,505
5.25%, 04/01/42[a]	18,650	16,372,095
6.95%, 04/01/19	12,344	14,589,725
Barrick North America Finance LLC
4.40%, 05/30/21[a]	26,297	26,292,898
5.70%, 05/30/41[a]	16,370	15,261,663
5.75%, 05/01/43[d]	10,000	9,340,939
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17[a]	21,604	21,779,310
1.88%, 11/21/16	5,323	5,449,049
2.88%, 02/24/22[a]	18,255	18,149,889
3.25%, 11/21/21	18,949	19,534,035

141

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

4.13%, 02/24/42[a]	$17,450	$16,968,858
5.40%, 03/29/17	5,000	5,730,758
6.50%, 04/01/19	29,056	36,148,424
Freeport-McMoRan Copper & Gold Inc.
2.38%, 03/15/18[a,d]	25,500	25,399,443
3.10%, 03/15/20[d]	13,530	13,205,716
3.55%, 03/01/22 (Call 12/01/21)[a]	34,238	33,153,645
3.88%, 03/15/23 (Call 12/15/22)[d]	18,000	17,432,431
5.45%, 03/15/43 (Call 09/15/42)[d]	18,500	17,549,712
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	36,448	34,585,737
4.88%, 03/15/42 (Call 09/15/41)[a]	14,800	12,635,518
5.13%, 10/01/19[a]	1,502	1,672,032
6.25%, 10/01/39	15,050	15,570,312
Rio Tinto Alcan Inc.
6.13%, 12/15/33	250	299,732
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20[a]	152	156,600
3.75%, 09/20/21	15,518	16,007,253
4.13%, 05/20/21[a]	15,190	16,106,870
5.20%, 11/02/40	22,652	24,065,804
6.50%, 07/15/18[a]	22,545	27,408,369
7.13%, 07/15/28	3,150	4,093,651
9.00%, 05/01/19	20,596	27,865,896
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)[a]	23,250	23,149,195
2.88%, 08/21/22 (Call 05/21/22)[a]	4,250	4,048,139
3.50%, 03/22/22 (Call 12/22/21)	43,726	43,786,333
4.13%, 08/21/42 (Call 02/21/42)	12,920	11,721,240
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	11,530	11,134,987
6.25%, 07/15/41 (Call 01/15/41)	15,060	15,439,940

		699,783,590
OFFICE & BUSINESS EQUIPMENT — 0.19%
Xerox Corp.
4.50%, 05/15/21[a]	19,521	20,601,686
6.35%, 05/15/18[a]	19,324	22,532,426

		43,134,112
OIL & GAS — 9.25%
Anadarko Petroleum Corp.
5.95%, 09/15/16	30,841	35,123,227
6.20%, 03/15/40	14,750	17,494,673
6.38%, 09/15/17[a]	20,918	24,623,881
6.45%, 09/15/36	32,592	39,076,863
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)[a]	4,000	3,824,798
3.25%, 04/15/22 (Call 01/15/22)[a]	13,938	14,182,932
4.75%, 04/15/43 (Call 10/15/42)	34,750	34,184,621
5.10%, 09/01/40 (Call 03/01/40)	27,200	28,063,478
6.00%, 01/15/37[a]	11,790	13,724,981
BP Capital Markets PLC
1.38%, 11/06/17	10,000	9,896,813
1.38%, 05/10/18	18,000	17,676,601
1.85%, 05/05/17[a]	10,585	10,732,538
2.25%, 11/01/16[a]	23,500	24,301,679
2.50%, 11/06/22	3,000	2,826,558
2.75%, 05/10/23	10,000	9,549,046
3.25%, 05/06/22[a]	45,708	45,935,114

Security	Principal (000s)	Value

3.56%, 11/01/21	$25,050	$26,006,482
4.50%, 10/01/20	25,349	28,385,656
4.74%, 03/11/21	14,317	16,120,959
4.75%, 03/10/19	16,387	18,640,999
Canadian Natural Resources Ltd.
5.70%, 05/15/17	15,971	18,407,743
6.25%, 03/15/38[a]	17,121	20,144,308
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	12,602	11,936,026
5.70%, 10/15/19	21,392	25,193,641
6.75%, 11/15/39	16,450	20,712,595
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	17,995	17,811,363
2.36%, 12/05/22 (Call 09/05/22)	21,490	20,590,807
4.95%, 03/03/19	26,724	31,203,894
ConocoPhillips
5.75%, 02/01/19	35,546	42,830,687
6.00%, 01/15/20	9,768	11,912,865
6.50%, 02/01/39	48,170	62,488,364
ConocoPhillips Canada Funding Co.
5.63%, 10/15/16	19,000	21,885,332
ConocoPhillips Co.
1.05%, 12/15/17 (Call 09/15/17)	10,000	9,831,235
2.40%, 12/15/22 (Call 09/15/22)[a]	16,000	15,320,610
ConocoPhillips Holding Co.
6.95%, 04/15/29	4,170	5,480,446
Devon Energy Corp.
1.88%, 05/15/17 (Call 04/15/17)[a]	25,805	25,935,532
3.25%, 05/15/22 (Call 02/15/22)[a]	18,044	18,076,369
4.75%, 05/15/42 (Call 11/15/41)[a]	18,175	17,754,118
5.60%, 07/15/41 (Call 01/15/41)[a]	7,750	8,450,183
7.95%, 04/15/32	15,060	20,516,496
Devon Financing Corp. ULC
7.88%, 09/30/31	20,010	26,945,272
Encana Corp.
6.50%, 08/15/34[a]	12,190	14,127,941
6.50%, 02/01/38	4,400	5,139,969
Ensco PLC
4.70%, 03/15/21	22,547	24,756,473
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	23,100	22,163,782
4.10%, 02/01/21	11,821	12,949,074
5.63%, 06/01/19	10,604	12,630,338
Hess Corp.
5.60%, 02/15/41[a]	22,575	23,883,135
6.00%, 01/15/40	8,300	9,170,346
7.30%, 08/15/31	8,010	10,044,133
8.13%, 02/15/19[a]	13,462	17,247,504
Husky Energy Inc.
7.25%, 12/15/19	2,717	3,445,139
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	25,500	24,477,014
5.90%, 03/15/18[a]	8,563	10,024,890
6.60%, 10/01/37	8,060	9,922,699
Marathon Petroleum Corp.
5.13%, 03/01/21	9,724	11,078,008
6.50%, 03/01/41 (Call 09/01/40)	22,226	26,477,238
Nabors Industries Inc.
6.15%, 02/15/18	13,000	14,743,195
9.25%, 01/15/19	16,627	21,026,108
Nexen Inc.
5.88%, 03/10/35	9,150	10,463,262
6.40%, 05/15/37	23,954	28,998,087

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	$30,852	$33,368,264
6.00%, 03/01/41 (Call 09/01/40)	10,515	12,260,158
8.25%, 03/01/19	9,342	11,925,746
Occidental Petroleum Corp.
1.75%, 02/15/17[a]	23,400	23,763,606
2.70%, 02/15/23 (Call 11/15/22)[a]	24,605	23,820,248
3.13%, 02/15/22 (Call 11/15/21)	15,571	15,825,626
Series 1
4.10%, 02/01/21 (Call 11/01/20)	20,110	22,140,651
Petro-Canada
6.80%, 05/15/38	15,415	19,208,180
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	18,438	20,466,180
Phillips 66
2.95%, 05/01/17[a]	21,550	22,586,770
4.30%, 04/01/22	37,965	41,072,435
5.88%, 05/01/42	24,980	29,122,433
Pride International Inc.
6.88%, 08/15/20	17,530	21,633,365
Shell International Finance BV
1.13%, 08/21/17	10,500	10,437,274
2.25%, 01/06/23[a]	16,250	15,336,379
2.38%, 08/21/22	7,370	7,052,033
4.30%, 09/22/19[a]	32,626	37,058,063
4.38%, 03/25/20[a]	17,475	19,882,104
5.20%, 03/22/17[a]	4,882	5,589,380
5.50%, 03/25/40	26,615	31,969,350
6.38%, 12/15/38	42,119	55,761,458
Statoil ASA
2.45%, 01/17/23[a]	14,600	13,898,250
2.65%, 01/15/24	10,000	9,546,884
3.13%, 08/17/17[a]	15,940	17,069,347
3.15%, 01/23/22	5,492	5,613,261
3.95%, 05/15/43	10,000	9,365,128
5.10%, 08/17/40	14,675	16,268,787
5.25%, 04/15/19	24,986	29,568,085
Suncor Energy Inc.
6.10%, 06/01/18[a]	19,475	23,167,828
6.50%, 06/15/38	10,395	12,675,347
6.85%, 06/01/39[a]	10,825	13,585,598
Total Capital Canada Ltd.
1.45%, 01/15/18	2,000	1,986,957
2.75%, 07/15/23	13,500	13,057,396
Total Capital International SA
1.50%, 02/17/17[a]	11,246	11,323,939
1.55%, 06/28/17	7,708	7,730,017
2.70%, 01/25/23	25,480	24,636,966
2.88%, 02/17/22	21,950	21,899,710
Total Capital SA
4.45%, 06/24/20[a]	27,946	31,526,215
Transocean Inc.
2.50%, 10/15/17	2,500	2,517,734
3.80%, 10/15/22 (Call 07/15/22)	16,450	16,177,456
5.05%, 12/15/16	3,681	4,068,298
6.00%, 03/15/18[a]	16,268	18,655,118
6.38%, 12/15/21	18,840	21,904,869
6.50%, 11/15/20	16,382	19,159,945
6.80%, 03/15/38	11,750	13,365,423
Valero Energy Corp.
6.13%, 06/15/17	10,815	12,667,657
6.13%, 02/01/20[a]	7,994	9,539,995
6.63%, 06/15/37	17,955	21,611,631

Security	Principal (000s)	Value

7.50%, 04/15/32	$8,181	$10,395,355
9.38%, 03/15/19	14,799	19,961,992

		2,099,793,011
OIL & GAS SERVICES — 0.63%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	950	990,485
5.13%, 09/15/40	15,700	17,907,798
7.50%, 11/15/18	9,066	11,661,945
Halliburton Co.
6.15%, 09/15/19	1,936	2,393,197
6.70%, 09/15/38	7,500	9,872,340
7.45%, 09/15/39	21,745	30,914,906
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	25,450	24,566,534
3.95%, 12/01/42 (Call 06/01/42)	10,000	9,285,364
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	5,645	5,802,196
5.13%, 09/15/20	7,170	7,712,458
9.63%, 03/01/19[a]	17,775	22,969,799

		144,077,022
PHARMACEUTICALS — 5.45%
Abbott Laboratories
5.13%, 04/01/19	8,058	9,409,418
AbbVie Inc.
1.75%, 11/06/17[d]	28,000	28,021,190
2.00%, 11/06/18[d]	26,350	26,262,226
2.90%, 11/06/22[d]	50,025	48,396,856
4.40%, 11/06/42[d]	38,830	37,878,549
AstraZeneca PLC
1.95%, 09/18/19	10,950	10,919,168
4.00%, 09/18/42	25,000	23,262,072
5.90%, 09/15/17[a]	22,218	26,258,388
6.45%, 09/15/37	40,652	51,184,128
Bristol-Myers Squibb Co.
0.88%, 08/01/17[a]	12,087	11,859,633
2.00%, 08/01/22	13,569	12,576,182
Eli Lilly and Co.
5.20%, 03/15/17	15,624	17,763,632
5.55%, 03/15/37	13,500	15,984,504
Express Scripts Holding Co.
2.65%, 02/15/17[a]	15,000	15,530,995
3.13%, 05/15/16	28,001	29,477,916
3.50%, 11/15/16	1,500	1,608,911
3.90%, 02/15/22[a]	10,000	10,514,939
4.75%, 11/15/21[a]	15,000	16,746,894
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	20,000	19,605,892
5.65%, 05/15/18	51,229	60,921,353
6.38%, 05/15/38	39,541	50,442,620
GlaxoSmithKline Capital PLC
1.50%, 05/08/17[a]	14,979	15,121,193
2.85%, 05/08/22	41,961	41,953,925
Johnson & Johnson
2.15%, 05/15/16	9,789	10,206,235
5.15%, 07/15/18	11,262	13,257,321
5.55%, 08/15/17	15,943	18,738,621
5.95%, 08/15/37	17,230	22,244,371

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Medco Health Solutions Inc.
7.13%, 03/15/18	$22,062	$27,191,038
Merck & Co. Inc.
1.10%, 01/31/18	7,005	6,893,750
1.30%, 05/18/18	5,000	4,956,083
2.40%, 09/15/22 (Call 06/15/22)	15,500	14,876,706
2.80%, 05/18/23	2,000	1,959,634
3.88%, 01/15/21 (Call 10/15/20)	31,179	34,074,039
5.00%, 06/30/19[a]	16,760	19,603,245
5.85%, 06/30/39	13,250	16,127,114
Novartis Capital Corp.
2.40%, 09/21/22	26,912	25,919,757
4.40%, 04/24/20[a]	15,082	17,031,315
Novartis Securities Investment Ltd.
5.13%, 02/10/19	38,073	44,601,545
Pfizer Inc.
3.00%, 06/15/23	15,000	14,986,814
6.20%, 03/15/19	46,755	57,727,898
7.20%, 03/15/39	36,946	51,895,685
Sanofi
1.25%, 04/10/18[a]	10,000	9,838,825
4.00%, 03/29/21	40,571	44,453,547
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	17,167	20,377,317
6.50%, 12/01/33	18,537	24,529,938
6.55%, 09/15/37	13,200	17,322,199
Watson Pharmaceuticals Inc.
1.88%, 10/01/17[a]	13,000	12,893,256
3.25%, 10/01/22 (Call 07/01/22)	27,320	26,696,443
4.63%, 10/01/42 (Call 04/01/42)	14,500	13,947,875
Wyeth LLC
5.95%, 04/01/37	27,893	33,864,635
6.50%, 02/01/34	4,694	5,977,785
Zoetis Inc.
1.88%, 02/01/18[d]	6,700	6,701,212
3.25%, 02/01/23(Call 11/01/22)[d]	22,375	22,109,498
4.70%, 02/01/43(Call 08/01/42)[d]	14,675	14,532,864

		1,237,237,149
PIPELINES — 1.83%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	3,000	2,917,689
4.65%, 06/01/21 (Call 03/01/21)	13,063	13,927,300
5.20%, 02/01/22(Call 11/01/21)[a]	19,244	21,124,974
6.50%, 02/01/42 (Call 08/01/41)	16,480	18,431,761
Enterprise Products Operating LLC
3.35%, 03/15/23(Call 12/15/22)[a]	8,000	7,906,278
4.45%, 02/15/43 (Call 08/15/42)	5,000	4,633,997
4.85%, 08/15/42 (Call 02/15/42)	15,250	14,986,822
4.85%, 03/15/44(Call 09/15/43)[a]	21,000	20,640,108
5.20%, 09/01/20[a]	19,782	22,755,549
5.95%, 02/01/41	9,910	11,335,317
Series L
6.30%, 09/15/17	17,307	20,531,197
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	12,300	12,679,247
5.95%, 02/15/18	22,695	26,813,357
6.95%, 01/15/38	17,675	21,610,689
ONEOK Partners LP
3.38%, 10/01/22(Call 07/01/22)[a]	18,890	18,368,802
Plains All American Pipeline LP
3.65%, 06/01/22 (Call 03/01/22)	15,325	15,758,843

Security	Principal (000s)	Value

TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	$8,000	$7,609,238
3.80%, 10/01/20	12,476	13,354,314
6.10%, 06/01/40	11,600	14,076,368
6.20%, 10/15/37	13,700	16,652,072
6.50%, 08/15/18	6,737	8,224,802
7.13%, 01/15/19[a]	17,666	22,057,321
7.63%, 01/15/39	21,600	30,231,472
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	14,000	13,610,510
5.25%, 03/15/20	12,668	14,201,874
6.30%, 04/15/40	18,915	21,443,302

		415,883,203
REAL ESTATE INVESTMENT TRUSTS — 0.85%
American Tower Corp.
3.50%, 01/31/23	6,000	5,821,077
4.50%, 01/15/18	10,876	11,830,154
4.70%, 03/15/22	6,000	6,404,529
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)[a]	23,270	25,164,378
3.85%, 02/01/23 (Call 11/01/22)[a]	18,000	18,671,852
4.13%, 05/15/21[a]	11,551	12,364,650
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	17,826	19,592,196
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)[a]	5,000	4,948,500
5.38%, 02/01/21 (Call 11/03/20)[a]	23,012	26,354,712
Simon Property Group LP
4.38%, 03/01/21 (Call 12/01/20)[a]	11,429	12,571,215
5.65%, 02/01/20 (Call 11/01/19)	31,412	37,262,545
6.13%, 05/30/18	10,735	12,931,092

		193,916,900
RETAIL — 4.21%
Costco Wholesale Corp.
1.13%, 12/15/17	21,000	20,777,150
1.70%, 12/15/19	21,373	21,052,828
CVS Caremark Corp.
5.75%, 06/01/17	34,090	39,616,599
5.75%, 05/15/41 (Call 11/15/40)	11,150	12,981,458
6.13%, 09/15/39[a]	37,345	45,434,095
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	10,000	9,714,180
4.20%, 04/01/43 (Call 10/01/42)[a]	5,000	4,881,657
4.40%, 04/01/21 (Call 01/21/21)	9,016	10,150,668
5.88%, 12/16/36	46,080	55,914,136
5.95%, 04/01/41 (Call 10/01/40)	20,525	25,438,985
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)[a]	25,587	25,815,487
4.65%, 04/15/42 (Call 10/15/41)	11,450	11,626,717
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	15,030	14,311,560
McDonald’s Corp.
2.63%, 01/15/22[a]	9,626	9,572,576
5.35%, 03/01/18	17,548	20,639,859
6.30%, 10/15/37	11,551	15,000,743
6.30%, 03/01/38	13,708	17,830,522
Target Corp.
2.90%, 01/15/22	19,263	19,397,658

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

3.88%, 07/15/20	$16,373	$17,948,310
4.00%, 07/01/42	13,105	12,362,569
5.38%, 05/01/17	12,888	14,847,865
5.88%, 07/15/16	388	446,449
6.00%, 01/15/18	18,526	22,134,683
6.50%, 10/15/37	21,860	28,192,527
7.00%, 01/15/38	20,610	28,063,524
Wal-Mart Stores Inc.
1.13%, 04/11/18[a]	10,000	9,881,016
2.55%, 04/11/23 (Call 01/11/23)	6,000	5,736,161
3.25%, 10/25/20[a]	37,121	39,201,688
3.63%, 07/08/20[a]	19,453	20,988,649
4.00%, 04/11/43 (Call 10/11/42)	5,000	4,732,708
4.25%, 04/15/21[a]	31,289	34,974,043
4.88%, 07/08/40	17,670	19,059,376
5.00%, 10/25/40	22,255	24,460,566
5.25%, 09/01/35	17,780	20,312,555
5.38%, 04/05/17[a]	13,659	15,755,928
5.63%, 04/01/40	16,040	19,057,961
5.63%, 04/15/41[a]	45,450	54,186,208
5.80%, 02/15/18	17,386	20,769,243
5.88%, 04/05/27	150	188,651
6.20%, 04/15/38	29,491	37,321,256
6.50%, 08/15/37	50,609	66,712,541
7.55%, 02/15/30	4,418	6,210,259
Walgreen Co.
1.80%, 09/15/17[a]	9,950	9,997,333
3.10%, 09/15/22[a]	21,250	20,842,514
5.25%, 01/15/19	18,632	21,321,900

		955,863,361
SAVINGS & LOANS — 0.08%
Murray Street Investment Trust I
4.65%, 03/09/17[c]	15,750	17,042,045

		17,042,045
SEMICONDUCTORS — 0.82%
Intel Corp.
1.35%, 12/15/17	36,950	36,794,695
1.95%, 10/01/16	19,804	20,432,828
2.70%, 12/15/22[a]	24,000	23,098,130
3.30%, 10/01/21	42,007	43,377,806
4.00%, 12/15/32	5,000	4,800,988
4.25%, 12/15/42[a]	12,500	11,792,138
4.80%, 10/01/41[a]	23,358	23,752,594
Texas Instruments Inc.
1.65%, 08/03/19	15,093	14,851,651
2.38%, 05/16/16	7,052	7,363,483

		186,264,313
SOFTWARE — 1.47%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	400	386,253
Microsoft Corp.
2.13%, 11/15/22	6,135	5,808,721
2.38%, 05/01/23 (Call 02/01/23)	10,000	9,581,546
3.00%, 10/01/20	23,969	25,012,896
3.50%, 11/15/42	8,000	7,123,326
4.20%, 06/01/19[a]	19,601	22,117,917

Security	Principal (000s)	Value

4.50%, 10/01/40	$18,800	$19,584,753
5.20%, 06/01/39	4,500	5,165,792
5.30%, 02/08/41	6,350	7,419,323
Oracle Corp.
1.20%, 10/15/17	45,450	45,005,040
2.50%, 10/15/22	36,050	34,563,857
3.88%, 07/15/20[a]	3,874	4,241,700
5.00%, 07/08/19[a]	33,406	39,034,453
5.38%, 07/15/40[a]	45,605	52,490,707
5.75%, 04/15/18	24,759	29,444,217
6.13%, 07/08/39	17,600	21,894,509
6.50%, 04/15/38	3,000	3,880,778

		332,755,788
TELECOMMUNICATIONS — 8.60%
AT&T Corp.
8.00%, 11/15/31	11,653	16,759,514
AT&T Inc.
1.40%, 12/01/17[a]	8,210	8,141,386
1.60%, 02/15/17[a]	3,814	3,837,667
1.70%, 06/01/17[a]	6,694	6,725,216
2.40%, 08/15/16	21,499	22,323,097
2.63%, 12/01/22 (Call 09/01/22)[a]	10,000	9,478,137
2.95%, 05/15/16[a]	29,289	30,840,330
3.00%, 02/15/22	39,841	39,598,631
3.88%, 08/15/21	29,027	30,974,477
4.35%, 06/15/45 (Call 12/15/44)[d]	10,042	9,209,355
4.45%, 05/15/21[a]	22,565	25,008,704
5.35%, 09/01/40[a]	64,870	69,298,688
5.50%, 02/01/18[a]	56,484	66,014,478
5.55%, 08/15/41[a]	50,821	55,466,207
5.60%, 05/15/18[a]	9,856	11,608,707
5.63%, 06/15/16[a]	22,952	25,942,848
5.80%, 02/15/19	34,087	40,793,051
6.15%, 09/15/34[a]	4,685	5,493,167
6.30%, 01/15/38	43,050	51,074,115
6.50%, 09/01/37	29,000	35,080,059
6.55%, 02/15/39	27,345	33,623,549
AT&T Mobility LLC
7.13%, 12/15/31	2,240	3,021,271
British Telecommunications PLC
5.95%, 01/15/18[a]	25,564	30,050,272
9.63%, 12/15/30	10,900	16,848,643
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	30,702	40,579,779
Cisco Systems Inc.
3.15%, 03/14/17[a]	11,299	12,085,412
4.45%, 01/15/20	34,478	39,109,399
4.95%, 02/15/19[a]	27,069	31,475,852
5.50%, 01/15/40	25,175	29,537,906
5.90%, 02/15/39	28,350	34,620,498
Deutsche Telekom International Finance BV
6.00%, 07/08/19[a]	17,111	20,723,919
6.75%, 08/20/18[a]	7,082	8,679,174
8.75%, 06/15/30	45,550	65,380,069
France Telecom SA
2.75%, 09/14/16	10,904	11,332,901
4.13%, 09/14/21[a]	14,366	15,055,739
5.38%, 07/08/19[a]	21,653	25,018,881
5.38%, 01/13/42[a]	10,650	11,225,028
8.50%, 03/01/31	42,440	61,294,751

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2013

Security	Principal (000s)	Value

New Cingular Wireless Services Inc.
8.75%, 03/01/31	$6,450	$9,841,910
Qwest Corp.
6.75%, 12/01/21	21,569	24,726,749
6.88%, 09/15/33 (Call 08/02/13)	5,500	5,500,000
8.38%, 05/01/16	2,000	2,363,894
Rogers Communications Inc.
6.80%, 08/15/18	13,400	16,508,930
Telecom Italia Capital SA
6.00%, 09/30/34[a]	1,400	1,361,920
6.38%, 11/15/33	30	29,704
7.00%, 06/04/18[a]	12,168	14,191,660
7.18%, 06/18/19[a]	18,281	21,555,239
7.20%, 07/18/36	12,831	13,299,602
7.72%, 06/04/38	31,173	33,448,149
Telefonica Emisiones SAU
3.19%, 04/27/18[a]	3,500	3,513,965
4.57%, 04/27/23	15,000	14,898,846
5.13%, 04/27/20[a]	24,274	25,754,309
5.46%, 02/16/21	30,691	33,157,329
5.88%, 07/15/19	15,951	17,724,466
6.42%, 06/20/16	14,549	16,339,836
7.05%, 06/20/36	30,270	34,691,236
Telefonica Europe BV
8.25%, 09/15/30[a]	7,860	9,718,542
Verizon Communications Inc.
2.00%, 11/01/16	24,587	25,212,422
2.45%, 11/01/22 (Call 08/01/22)[a]	36,000	33,645,157
3.00%, 04/01/16[a]	2,775	2,921,282
3.50%, 11/01/21[a]	36,481	37,699,757
3.85%, 11/01/42 (Call 05/01/42)	11,000	9,441,006
4.60%, 04/01/21[a]	26,427	29,340,220
4.75%, 11/01/41	17,000	16,751,897
5.50%, 04/01/17	2,000	2,291,144
5.50%, 02/15/18	24,367	28,309,822
5.85%, 09/15/35	17,040	19,259,225
6.00%, 04/01/41	21,350	24,654,478
6.10%, 04/15/18	18,686	22,321,574
6.25%, 04/01/37	3,993	4,704,047
6.35%, 04/01/19	32,771	39,897,277
6.40%, 02/15/38	38,933	46,789,862
6.90%, 04/15/38	8,850	11,185,286
7.35%, 04/01/39	8,061	10,726,216
7.75%, 12/01/30	23,915	32,009,783
8.75%, 11/01/18	9,691	12,887,884
Vodafone Group PLC
1.25%, 09/26/17	14,000	13,725,921
1.50%, 02/19/18	18,000	17,760,010
1.63%, 03/20/17	18,600	18,636,177
2.50%, 09/26/22	2,750	2,556,834
2.95%, 02/19/23	25,000	24,015,120
4.38%, 02/19/43[a]	30,800	28,699,194
5.45%, 06/10/19	23,850	27,913,570
5.63%, 02/27/17	24,362	27,812,892
5.75%, 03/15/16	2,951	3,322,051
6.15%, 02/27/37	20,800	24,349,528

		1,950,796,799
TRANSPORTATION — 0.66%
Burlington Northern Santa Fe Corp.
4.45%, 03/15/43 (Call 09/15/42)	20,000	19,527,022
4.70%, 10/01/19	12,168	13,920,458

Security	Principal or Share (000s)	Value

5.75%, 05/01/40 (Call 11/01/39)[a]	$10,705	$12,409,006
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)[a]	1,500	1,371,259
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)[a]	15,091	16,545,146
United Parcel Service Inc.
2.45%, 10/01/22	15,650	15,186,639
3.13%, 01/15/21	25,986	27,182,814
5.13%, 04/01/19	18,424	21,605,882
5.50%, 01/15/18	1,269	1,489,457
6.20%, 01/15/38	15,310	19,674,238

		148,911,921

TOTAL CORPORATE BONDS & NOTES
(Cost: $21,307,703,192)		22,405,335,338

FOREIGN AGENCY OBLIGATIONS[e] — 0.01%

MEXICO — 0.01%
Pemex Project Funding Master Trust
6.63%, 06/15/35	1,443	1,637,805

		1,637,805

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $1,455,876)		1,637,805

SHORT-TERM INVESTMENTS — 5.78%

MONEY MARKET FUNDS — 5.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,f,g]	1,016,693	1,016,692,768
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,f,g]	106,151	106,150,657
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,f]	187,883	187,883,258

		1,310,726,683

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,310,726,683)		1,310,726,683

TOTAL INVESTMENTS IN SECURITIES – 104.51%
(Cost: $22,619,885,751)		23,717,699,826
Other Assets, Less Liabilities — (4.51)%		(1,022,908,753)

NET ASSETS — 100.00%		$22,694,791,073

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

146

Schedule of Investments  (Unaudited)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 89.12%

ADVERTISING — 0.22%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$1,500	$1,490,652
4.00%, 03/15/22	595	594,529
Omnicom Group Inc.
3.63%, 05/01/22	2,492	2,504,204
4.45%, 08/15/20	1,515	1,634,918
5.90%, 04/15/16	1,373	1,546,122
6.25%, 07/15/19	1,300	1,550,825
WPP Finance 2010
3.63%, 09/07/22[a]	1,900	1,865,391
WPP Finance UK
5.88%, 06/15/14	240	251,659
8.00%, 09/15/14	2,000	2,173,182

		13,611,482
AEROSPACE & DEFENSE — 0.85%
Boeing Co. (The)
3.50%, 02/15/15	240	251,762
4.88%, 02/15/20	1,247	1,448,793
6.00%, 03/15/19	2,550	3,081,881
8.75%, 08/15/21	420	590,355
Embraer Overseas Ltd.
6.38%, 01/24/17[a]	170	189,295
6.38%, 01/15/20[a]	1,750	2,004,957
Exelis Inc.
4.25%, 10/01/16	150	160,053
5.55%, 10/01/21	700	733,695
General Dynamics Corp.
2.25%, 07/15/16	1,650	1,715,580
2.25%, 11/15/22 (Call 08/15/22)	1,000	940,215
3.88%, 07/15/21 (Call 04/15/21)[a]	500	541,042
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	2,250	2,388,370
L-3 Communications Corp.
3.95%, 11/15/16	2,400	2,567,545
4.75%, 07/15/20	1,336	1,442,159
4.95%, 02/15/21 (Call 11/15/20)	850	927,918
5.20%, 10/15/19	1,210	1,350,809
Lockheed Martin Corp.
2.13%, 09/15/16	2,150	2,213,595
3.35%, 09/15/21	1,146	1,176,894
4.25%, 11/15/19	1,322	1,467,593
Northrop Grumman Corp.
1.75%, 06/01/18	1,975	1,971,407
1.85%, 11/15/15	700	721,873
3.50%, 03/15/21	1,500	1,568,684
3.70%, 08/01/14	1,000	1,034,709
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	3,600	3,434,244
4.40%, 02/15/20	1,100	1,227,529
6.40%, 12/15/18	760	925,670
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	450	462,168

Security	Principal (000s)	Value

5.25%, 07/15/19	$350	$406,510
United Technologies Corp.
1.80%, 06/01/17	4,311	4,395,059
3.10%, 06/01/22	3,746	3,819,845
4.50%, 04/15/20	2,065	2,343,761
4.88%, 05/01/15	1,900	2,056,193
5.38%, 12/15/17	112	130,876
6.13%, 02/01/19	2,142	2,622,308
8.75%, 03/01/21	100	137,322

		52,450,669
AGRICULTURE — 0.84%
Altria Group Inc.
2.85%, 08/09/22	2,850	2,718,378
4.13%, 09/11/15	1,071	1,148,788
4.75%, 05/05/21	5,000	5,531,345
9.25%, 08/06/19	901	1,234,094
9.70%, 11/10/18	3,209	4,394,979
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	2,045	2,266,089
5.45%, 03/15/18	750	880,761
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,140	1,217,257
8.50%, 06/15/19	940	1,206,725
Bunge NA Finance LP
5.90%, 04/01/17	150	168,927
Lorillard Tobacco Co.
3.50%, 08/04/16	385	406,879
6.88%, 05/01/20[a]	2,327	2,786,686
8.13%, 06/23/19[a]	847	1,074,531
Philip Morris International Inc.
1.13%, 08/21/17	2,000	1,974,144
1.63%, 03/20/17	3,500	3,536,634
2.50%, 05/16/16	2,740	2,867,303
2.90%, 11/15/21	205	205,762
4.13%, 05/17/21[a]	1,000	1,090,221
4.50%, 03/26/20	1,796	2,016,265
5.65%, 05/16/18	2,542	3,019,952
Reynolds American Inc.
1.05%, 10/30/15	5,000	5,008,795
3.25%, 11/01/22	3,100	2,989,835
6.75%, 06/15/17	1,322	1,566,641
7.63%, 06/01/16	1,396	1,648,861
UST LLC
5.75%, 03/01/18[a]	500	574,955

		51,534,807
AIRLINES — 0.26%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[a]	361	393,148
American Airlines Inc. 2011-2 Pass Through Trust Class A
8.63%, 04/15/23[a]	1,956	2,059,185
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
5.98%, 10/19/23	1,097	1,241,852
Continental Airlines Inc. 2009-1 Pass Through Trust
9.00%, 01/08/18	208	242,023

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22[a]	$369	$404,801
Delta Air Lines Inc. 2010-1A Pass Through Trust Class A
6.20%, 01/02/20[a]	1,609	1,832,378
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21[a]	1,446	1,587,466
Northwest Airlines Inc. 2007-1A Pass Through Trust
Series 07-1
7.03%, 05/01/21[a]	24	27,020
Southwest Airlines Co.
5.13%, 03/01/17[a]	200	220,574
5.25%, 10/01/14	70	73,635
5.75%, 12/15/16	2,000	2,254,645
Southwest Airlines Co. 2007-1 Pass Through Trust
Series 07-1
6.15%, 02/01/24	1,577	1,864,738
United Airlines Inc. 2009-1 Pass Through Trust
10.40%, 05/01/18	1,644	1,914,683
United Airlines Inc. 2009-2A Pass Through Trust
9.75%, 07/15/18	1,422	1,658,960

		15,775,108
APPAREL — 0.05%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)[a]	1,500	1,440,313
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	880	917,030
5.95%, 11/01/17	725	844,526

		3,201,869
AUTO MANUFACTURERS — 0.03%
Ford Motor Co.
6.50%, 08/01/18[a]	1,500	1,747,002

		1,747,002
AUTO PARTS & EQUIPMENT — 0.11%
BorgWarner Inc.
4.63%, 09/15/20	600	641,866
Johnson Controls Inc.
1.75%, 03/01/14	100	100,883
2.60%, 12/01/16[a]	1,000	1,043,474
3.75%, 12/01/21 (Call 09/01/21)[a]	1,900	1,973,885
4.25%, 03/01/21	1,250	1,347,405
5.00%, 03/30/20	150	168,299
5.50%, 01/15/16[a]	1,440	1,599,160

		6,874,972
BANKS — 20.98%
Abbey National Treasury Services PLC
4.00%, 04/27/16	1,257	1,337,695
AgriBank FCB
Series AI
9.13%, 07/15/19	1,000	1,298,001
American Express Bank FSB
6.00%, 09/13/17	810	954,443

Security	Principal (000s)	Value

American Express Centurion Bank
0.88%, 11/13/15	$5,000	$4,999,779
6.00%, 09/13/17	1,250	1,472,906
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	700	760,910
Australia and New Zealand Banking Group Ltd.
0.90%, 02/12/16	1,000	998,277
1.88%, 10/06/17	1,000	1,013,681
Banco Credito e Inversiones
3.00%, 09/13/17[b]	1,000	1,000,530
Banco do Brasil SA
3.88%, 01/23/17[a]	2,000	2,090,000
3.88%, 10/10/22	4,000	3,785,200
Bancolombia SA
4.25%, 01/12/16	500	522,500
5.95%, 06/03/21	2,000	2,195,000
Bank of America Corp.
1.50%, 10/09/15	1,500	1,508,434
2.00%, 01/11/18	10,500	10,413,682
3.30%, 01/11/23	20,000	19,357,173
3.63%, 03/17/16	1,930	2,036,101
3.70%, 09/01/15	1,670	1,752,598
3.88%, 03/22/17	3,161	3,377,440
4.50%, 04/01/15	5,600	5,917,564
5.00%, 05/13/21	4,890	5,427,305
5.25%, 12/01/15	450	485,413
5.38%, 06/15/14	300	313,828
5.42%, 03/15/17	2,250	2,477,598
5.49%, 03/15/19	1,700	1,880,652
5.63%, 10/14/16	1,090	1,225,506
5.63%, 07/01/20	4,180	4,814,883
5.65%, 05/01/18	5,445	6,234,262
5.70%, 01/24/22	3,840	4,415,950
5.75%, 08/15/16	1,080	1,197,832
5.75%, 12/01/17	5,050	5,779,567
5.88%, 01/05/21	2,195	2,570,247
6.50%, 08/01/16	6,950	7,961,335
7.63%, 06/01/19	4,450	5,586,860
7.75%, 08/15/15	1,380	1,548,499
7.80%, 09/15/16	350	406,336
Series 1
3.75%, 07/12/16	5,950	6,321,174
Bank of America N.A.
5.30%, 03/15/17	5,500	6,106,174
6.10%, 06/15/17	3,850	4,379,555
Bank of Montreal
0.80%, 11/06/15	4,500	4,497,100
1.45%, 04/09/18 (Call 03/09/18)	3,500	3,446,770
2.50%, 01/11/17	1,945	2,009,758
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	3,500	3,503,462
1.20%, 02/20/15 (Call 01/20/15)	125	126,103
1.97%, 06/20/17[c]	500	510,212
2.30%, 07/28/16	2,560	2,662,811
2.95%, 06/18/15[a]	1,000	1,047,600
3.10%, 01/15/15	500	520,091
3.55%, 09/23/21 (Call 08/23/21)	3,855	4,063,164
4.15%, 02/01/21	1,250	1,369,270
4.60%, 01/15/20	925	1,045,255
4.75%, 12/15/14	100	105,780
5.45%, 04/01/16	170	190,293
5.45%, 05/15/19	1,500	1,757,169
5.50%, 12/01/17	90	103,499

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Series G
4.95%, 03/15/15	$140	$150,280
Bank of Nova Scotia
0.75%, 10/09/15	2,000	1,995,027
0.95%, 03/15/16	1,000	999,867
1.45%, 04/25/18	1,500	1,475,601
1.85%, 01/12/15	2,600	2,645,499
2.38%, 12/17/13	1,310	1,324,516
2.55%, 01/12/17	1,929	2,000,099
2.90%, 03/29/16	1,964	2,067,504
3.40%, 01/22/15	3,310	3,449,681
4.38%, 01/13/21	3,234	3,606,926
Bank One Corp.
4.90%, 04/30/15	120	128,477
Barclays Bank PLC
2.75%, 02/23/15	1,000	1,031,520
3.90%, 04/07/15	1,080	1,138,139
5.00%, 09/22/16	2,863	3,204,414
5.13%, 01/08/20	5,495	6,274,335
5.14%, 10/14/20	876	918,619
5.20%, 07/10/14	4,970	5,214,930
6.75%, 05/22/19	2,494	3,071,380
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	5,000	4,945,108
1.60%, 08/15/17 (Call 07/14/17)	1,464	1,461,196
2.05%, 04/28/14 (Call 03/28/14)	970	984,057
2.15%, 03/22/17 (Call 02/22/17)	3,315	3,374,848
3.20%, 03/15/16 (Call 02/16/16)	745	787,558
3.95%, 03/22/22 (Call 02/22/22)	425	445,782
4.90%, 06/30/17[a]	200	220,565
5.20%, 12/23/15	1,989	2,188,695
5.25%, 11/01/19	2,400	2,735,812
5.70%, 04/30/14	1,650	1,727,347
BNP Paribas SA
2.38%, 09/14/17[a]	5,500	5,584,648
3.25%, 03/11/15	3,870	4,011,395
3.25%, 03/03/23	2,250	2,148,031
3.60%, 02/23/16	1,564	1,650,801
5.00%, 01/15/21	5,280	5,839,083
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	1,350	1,352,276
2.35%, 12/11/15	2,147	2,228,091
Capital One Financial Corp.
1.00%, 11/06/15	7,000	6,962,085
2.13%, 07/15/14	2,280	2,312,215
2.15%, 03/23/15	500	508,691
3.15%, 07/15/16	1,638	1,727,585
4.75%, 07/15/21	1,750	1,947,883
5.50%, 06/01/15	240	260,051
6.15%, 09/01/16	1,703	1,932,616
6.75%, 09/15/17	2,583	3,108,587
7.38%, 05/23/14	1,930	2,053,799
China Development Bank Corp.
4.75%, 10/08/14	190	199,135
5.00%, 10/15/15	1,500	1,628,963
Citigroup Inc.
1.30%, 04/01/16	5,500	5,491,626
1.75%, 05/01/18	6,500	6,394,755
2.25%, 08/07/15	2,250	2,300,410
3.38%, 03/01/23[a]	1,000	984,816
3.50%, 05/15/23	1,500	1,418,758
3.95%, 06/15/16	4,932	5,296,954
4.05%, 07/30/22	5,000	5,007,358

Security	Principal (000s)	Value

4.45%, 01/10/17	$1,862	$2,026,921
4.50%, 01/14/22	3,185	3,467,069
4.59%, 12/15/15	550	595,625
4.70%, 05/29/15	220	235,099
4.75%, 05/19/15	4,570	4,888,371
5.00%, 09/15/14	4,310	4,512,702
5.13%, 05/05/14	700	727,879
5.30%, 01/07/16	2,200	2,412,079
5.38%, 08/09/20	1,738	2,005,477
5.50%, 10/15/14	2,000	2,120,717
5.50%, 02/15/17	2,380	2,644,638
5.85%, 08/02/16	1,041	1,175,282
6.00%, 08/15/17	6,520	7,567,223
6.01%, 01/15/15	4,290	4,623,671
6.13%, 11/21/17	5,750	6,720,058
6.13%, 05/15/18	6,300	7,423,040
6.38%, 08/12/14	6,320	6,730,477
8.50%, 05/22/19	5,000	6,590,855
City National Corp.
5.25%, 09/15/20[a]	500	555,493
Comerica Bank
5.20%, 08/22/17	3,050	3,456,921
5.75%, 11/21/16	110	126,142
Series AI
5.70%, 06/01/14	100	104,761
Comerica Inc.
4.80%, 05/01/15	100	106,590
Commonwealth Bank of Australia/New York
1.90%, 09/18/17[a]	3,500	3,558,289
1.95%, 03/16/15	2,600	2,657,436
Compass Bank
6.40%, 10/01/17	100	110,509
Credit Suisse New York
3.50%, 03/23/15	2,500	2,621,719
4.38%, 08/05/20	2,120	2,341,471
5.30%, 08/13/19	2,658	3,083,192
5.40%, 01/14/20	2,240	2,516,148
6.00%, 02/15/18	2,792	3,203,341
Deutsche Bank AG London
3.25%, 01/11/16	2,598	2,736,907
3.45%, 03/30/15	4,520	4,725,655
3.88%, 08/18/14	2,590	2,688,986
4.30%, 05/24/28 (Call 05/24/23)[d]	5,000	4,883,255
6.00%, 09/01/17	3,820	4,475,507
Deutsche Bank Financial LLC
5.38%, 03/02/15	310	329,548
Discover Bank
7.00%, 04/15/20	1,000	1,208,010
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	300	305,451
3.63%, 01/25/16	4,165	4,421,468
4.50%, 06/01/18	880	962,319
5.45%, 01/15/17	1,300	1,446,380
Fifth Third Bank
4.75%, 02/01/15	120	127,198
First Horizon National Corp.
5.38%, 12/15/15	2,300	2,493,782
First Tennessee Bank N.A.
5.65%, 04/01/16	170	182,838
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	17,500	17,597,065
3.30%, 05/03/15	4,500	4,682,791
3.63%, 02/07/16	4,593	4,854,318

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

3.63%, 01/22/23[a]	$10,000	$9,891,221
3.70%, 08/01/15	3,000	3,159,447
5.00%, 10/01/14	4,022	4,239,643
5.13%, 01/15/15	6,150	6,546,139
5.25%, 07/27/21	3,400	3,803,434
5.35%, 01/15/16	2,253	2,471,833
5.38%, 03/15/20	4,130	4,671,308
5.50%, 11/15/14	460	489,788
5.63%, 01/15/17	4,890	5,416,230
5.75%, 10/01/16	4,420	4,981,545
5.75%, 01/24/22	6,650	7,618,800
5.95%, 01/18/18	5,440	6,281,870
6.00%, 05/01/14	1,780	1,865,924
6.00%, 06/15/20	4,000	4,684,295
6.15%, 04/01/18	5,606	6,532,409
6.25%, 09/01/17	5,280	6,131,655
7.50%, 02/15/19	3,730	4,626,455
HSBC Bank (USA) N.A.
4.88%, 08/24/20	4,100	4,495,561
HSBC Holdings PLC
4.00%, 03/30/22	3,723	3,938,617
5.10%, 04/05/21	6,070	6,982,268
HSBC USA Inc.
1.63%, 01/16/18	1,500	1,485,869
2.38%, 02/13/15	9,505	9,764,264
Intesa Sanpaolo SpA
3.13%, 01/15/16	2,500	2,487,499
3.88%, 01/16/18	2,500	2,466,260
J.P. Morgan Chase & Co.
1.80%, 01/25/18	5,500	5,463,885
1.88%, 03/20/15	5,650	5,732,302
2.00%, 08/15/17	4,750	4,788,610
2.05%, 01/24/14[a]	640	646,467
2.60%, 01/15/16	2,400	2,483,009
3.15%, 07/05/16	5,250	5,534,638
3.20%, 01/25/23[a]	11,500	11,256,015
3.25%, 09/23/22	2,000	1,966,725
3.38%, 05/01/23	5,000	4,742,145
3.45%, 03/01/16	6,906	7,304,818
3.70%, 01/20/15	5,420	5,660,747
4.25%, 10/15/20	4,910	5,292,824
4.35%, 08/15/21	5,230	5,637,273
4.40%, 07/22/20	7,550	8,219,578
4.50%, 01/24/22	3,500	3,797,106
4.63%, 05/10/21	3,000	3,295,422
4.75%, 03/01/15	490	521,730
4.88%, 03/15/14	150	154,894
4.95%, 03/25/20	2,000	2,250,528
5.13%, 09/15/14	1,780	1,876,680
5.15%, 10/01/15	4,340	4,722,006
5.25%, 05/01/15	1,070	1,145,375
6.00%, 01/15/18	6,480	7,588,076
6.13%, 06/27/17	1,960	2,266,479
6.30%, 04/23/19	5,150	6,216,803
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	6,471	7,496,861
KeyBank N.A.
1.65%, 02/01/18	6,000	5,973,662
4.95%, 09/15/15	230	248,830
5.45%, 03/03/16	2,026	2,249,635
5.80%, 07/01/14	180	189,774
KeyCorp
3.75%, 08/13/15	1,765	1,868,081

Security	Principal (000s)	Value

5.10%, 03/24/21	$549	$624,240
KfW
0.50%, 04/19/16[a]	16,000	15,940,579
0.63%, 04/24/15	2,670	2,680,960
1.00%, 01/12/15	11,570	11,688,982
1.25%, 10/26/15	4,000	4,069,082
1.25%, 10/05/16	11,200	11,390,226
1.25%, 02/15/17[a]	12,400	12,590,040
2.00%, 06/01/16[a]	15,750	16,373,379
2.13%, 01/17/23	21,050	20,566,467
2.38%, 08/25/21	6,750	6,879,182
2.63%, 03/03/15	5,500	5,714,927
2.63%, 02/16/16	4,500	4,744,728
2.63%, 01/25/22	4,750	4,908,043
2.75%, 10/21/14	2,400	2,479,871
2.75%, 09/08/20	1,850	1,958,334
4.00%, 01/27/20	5,000	5,707,376
4.13%, 10/15/14	400	420,526
4.38%, 07/21/15	680	735,892
4.50%, 07/16/18	4,847	5,616,128
4.88%, 01/17/17[a]	7,450	8,512,055
4.88%, 06/17/19	4,640	5,518,748
5.13%, 03/14/16	1,050	1,179,486
Series G
4.38%, 03/15/18[a]	5,600	6,421,014
Korea Finance Corp.
4.63%, 11/16/21	3,000	3,220,179
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	1,500	1,484,226
1.88%, 09/17/18	2,500	2,565,865
2.13%, 07/15/16	4,000	4,172,811
2.50%, 02/15/16	2,000	2,100,880
3.13%, 07/15/15	3,050	3,219,517
5.13%, 02/01/17	500	576,098
Series 29
1.38%, 10/23/19	3,250	3,191,682
Series G
5.00%, 11/08/16	3,680	4,199,713
Series G13
4.88%, 11/16/15	650	718,045
Lloyds TSB Bank PLC
4.20%, 03/28/17	1,990	2,167,410
4.88%, 01/21/16	1,741	1,900,268
6.38%, 01/21/21	1,867	2,264,383
Manufacturers and Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	1,000	989,581
5.63%, 12/01/21 (Call 12/01/16)[d]	1,000	1,018,212
6.63%, 12/04/17	1,000	1,189,016
Mellon Funding Corp.
5.00%, 12/01/14	120	127,487
5.20%, 05/15/14	230	240,571
5.50%, 11/15/18	1,160	1,346,176
Morgan Stanley
1.75%, 02/25/16	6,000	6,015,156
2.13%, 04/25/18	1,500	1,483,203
2.88%, 07/28/14	3,365	3,437,189
3.75%, 02/25/23	11,500	11,351,594
3.80%, 04/29/16	5,900	6,223,712
4.10%, 01/26/15	4,655	4,859,037
4.20%, 11/20/14	2,500	2,601,196
4.75%, 04/01/14[a]	4,953	5,089,049
4.75%, 03/22/17	1,500	1,636,190
4.88%, 11/01/22	2,500	2,573,136

150

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

5.38%, 10/15/15	$1,915	$2,084,605
5.45%, 01/09/17	2,915	3,231,094
5.50%, 01/26/20	4,950	5,592,293
5.50%, 07/24/20	7,200	8,146,960
5.50%, 07/28/21	4,820	5,440,353
5.63%, 09/23/19	233	265,787
5.75%, 10/18/16	2,325	2,604,136
5.75%, 01/25/21	5,330	6,105,372
5.95%, 12/28/17	2,450	2,807,711
6.00%, 05/13/14	5,170	5,415,956
6.00%, 04/28/15	5,840	6,337,472
6.25%, 08/28/17	214	246,620
6.63%, 04/01/18	3,903	4,592,963
7.30%, 05/13/19	5,130	6,277,343
Series F
5.55%, 04/27/17	2,500	2,792,037
National Australia Bank Ltd. New York
1.60%, 08/07/15	2,000	2,032,076
2.00%, 03/09/15[a]	4,750	4,862,214
3.00%, 01/20/23	2,500	2,432,386
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	3,000	2,955,669
1.50%, 06/26/15	1,750	1,771,231
National City Bank of Indiana
4.25%, 07/01/18	220	239,391
National City Corp.
4.90%, 01/15/15	1,392	1,481,297
6.88%, 05/15/19	470	574,434
Northern Trust Corp.
3.38%, 08/23/21	2,075	2,168,277
3.45%, 11/04/20	850	900,840
4.63%, 05/01/14	1,115	1,158,301
Oesterreichische Kontrollbank AG
2.00%, 06/03/16	4,800	4,978,512
4.50%, 03/09/15	220	235,614
4.88%, 02/16/16[a]	4,280	4,756,879
5.00%, 04/25/17	2,300	2,641,844
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)[e]	3,000	2,911,185
4.88%, 09/21/17[e]	340	379,407
5.25%, 01/15/17[a],e	290	324,404
6.00%, 12/07/17[a,e]	1,000	1,167,299
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[c,e]	8,000	7,750,577
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[e]	2,093	2,191,442
3.30%, 03/08/22 (Call 02/06/22)[e]	1,862	1,881,605
3.63%, 02/08/15[e]	335	350,488
4.25%, 09/21/15[e]	2,250	2,421,219
4.38%, 08/11/20[e]	1,992	2,200,534
5.13%, 02/08/20[e]	2,411	2,764,772
5.25%, 11/15/15[e]	1,857	2,038,114
5.40%, 06/10/14[e]	1,700	1,783,133
5.63%, 02/01/17[e]	1,750	1,969,967
Rabobank Nederland
2.13%, 10/13/15	577	592,870
3.38%, 01/19/17	5,751	6,120,718
3.88%, 02/08/22	4,340	4,506,968
3.95%, 11/09/22	4,000	3,956,389
4.50%, 01/11/21	3,260	3,564,887
Regions Financial Corp.
7.75%, 11/10/14	1,000	1,090,000
Royal Bank of Canada

Security	Principal (000s)	Value

0.80%, 10/30/15	$3,000	$2,996,649
0.85%, 03/08/16	1,000	996,325
1.15%, 03/13/15	470	474,521
1.45%, 10/30/14	2,250	2,275,072
1.50%, 01/16/18	3,000	2,982,917
2.30%, 07/20/16	140	145,231
2.63%, 12/15/15	4,892	5,108,775
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	4,400	4,503,208
3.95%, 09/21/15	979	1,037,568
4.38%, 03/16/16[a]	2,606	2,817,130
4.65%, 06/04/18	1,050	1,066,483
4.88%, 03/16/15	720	768,653
5.63%, 08/24/20	1,970	2,256,915
6.13%, 01/11/21	3,920	4,604,995
6.40%, 10/21/19	1,233	1,463,358
Societe Generale
2.75%, 10/12/17[a]	1,000	1,024,087
SouthTrust Corp.
5.80%, 06/15/14	170	178,946
Sovereign Bank
8.75%, 05/30/18	250	306,504
State Street Corp.
2.88%, 03/07/16	1,041	1,098,373
4.30%, 05/30/14	1,500	1,558,366
4.38%, 03/07/21	1,210	1,345,714
4.96%, 03/15/18	500	559,921
5.25%, 10/15/18	1,000	1,162,074
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	1,000	1,007,213
1.50%, 01/18/18	5,500	5,412,942
3.20%, 07/18/22	2,750	2,752,069
SunTrust Bank
5.00%, 09/01/15	62	66,629
7.25%, 03/15/18	700	850,983
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	2,200	2,347,198
3.60%, 04/15/16 (Call 03/15/16)	1,931	2,049,259
6.00%, 09/11/17	750	867,440
SVB Financial Group
5.38%, 09/15/20	150	166,318
Svenska Handelsbanken AB
2.88%, 04/04/17	1,564	1,639,296
3.13%, 07/12/16	2,010	2,130,767
Toronto-Dominion Bank (The)
1.38%, 07/14/14	1,870	1,888,097
1.40%, 04/30/18	2,500	2,464,987
2.38%, 10/19/16	2,242	2,332,506
2.50%, 07/14/16	3,025	3,149,310
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	4,100	4,131,056
2.20%, 11/15/16 (Call 10/14/16)	931	968,698
2.45%, 07/27/15	1,120	1,160,465
2.88%, 11/20/14[a]	650	670,081
2.95%, 07/15/22 (Call 06/15/22)	3,163	3,061,734
3.00%, 03/15/22 (Call 02/15/22)	1,163	1,175,441
3.44%, 02/01/16	1,550	1,638,619
4.13%, 05/24/21 (Call 04/23/21)	1,451	1,590,639
4.20%, 05/15/14	2,860	2,963,913
UBS AG Stamford
3.88%, 01/15/15	2,260	2,371,515
4.88%, 08/04/20	4,140	4,691,828
5.75%, 04/25/18	3,315	3,892,723

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

5.88%, 12/20/17	$3,775	$4,435,790
7.00%, 10/15/15	100	110,160
7.38%, 06/15/17[a]	120	140,335
Series 10
5.88%, 07/15/16	2,318	2,580,690
Union Bank N.A.
2.13%, 06/16/17	10,000	10,146,388
3.00%, 06/06/16	2,000	2,118,172
5.95%, 05/11/16	410	460,402
UnionBanCal Corp.
5.25%, 12/16/13	110	112,443
US Bank N.A.
4.80%, 04/15/15[a]	1,812	1,935,640
4.95%, 10/30/14	1,260	1,332,317
6.30%, 02/04/14	660	685,456
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	4,192	4,452,083
Wachovia Corp./Wells Fargo & Co.
5.00%, 08/15/15	340	368,757
5.25%, 08/01/14	2,140	2,250,938
5.60%, 03/15/16	100	110,707
5.63%, 10/15/16	4,610	5,232,179
5.75%, 06/15/17	2,730	3,148,451
5.75%, 02/01/18	2,530	2,963,171
6.00%, 11/15/17	279	327,017
Wells Fargo & Co.
1.25%, 02/13/15	2,750	2,772,859
1.50%, 01/16/18	6,500	6,422,860
2.10%, 05/08/17	1,950	1,987,177
2.63%, 12/15/16	5,800	6,084,532
3.50%, 03/08/22	4,000	4,124,969
3.63%, 04/15/15	1,560	1,641,518
3.68%, 06/15/16[c]	2,420	2,594,173
3.75%, 10/01/14	4,640	4,830,188
4.60%, 04/01/21	6,420	7,198,704
4.63%, 04/15/14	140	144,845
5.00%, 11/15/14	1,000	1,057,551
5.13%, 09/15/16	1,000	1,115,720
5.63%, 12/11/17	6,507	7,554,345
Series M
3.45%, 02/13/23	2,500	2,441,351
Wells Fargo Bank N.A.
4.75%, 02/09/15	3,250	3,447,523
5.75%, 05/16/16[a]	3,580	4,040,321
Westpac Banking Corp.
1.60%, 01/12/18[a]	3,000	3,006,880
2.00%, 08/14/17	3,500	3,578,444
3.00%, 08/04/15	4,479	4,685,384
3.00%, 12/09/15	1,499	1,579,375
4.20%, 02/27/15	2,050	2,175,365
4.63%, 06/01/18	1,930	2,107,576
4.88%, 11/19/19	2,420	2,797,438
Zions BanCorp.
7.75%, 09/23/14	1,120	1,210,160

		1,288,916,963
BEVERAGES — 2.25%
Anheuser-Busch Companies LLC
5.00%, 01/15/15	100	106,879
5.00%, 03/01/19	220	254,360
5.05%, 10/15/16	270	304,874
5.50%, 01/15/18	6,470	7,573,553

Security	Principal (000s)	Value

5.60%, 03/01/17[a]	$250	$287,219
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	3,500	3,465,413
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	8,000	8,019,170
1.50%, 07/14/14	2,940	2,972,549
2.63%, 01/17/23	10,300	9,920,147
2.88%, 02/15/16	1,095	1,153,730
4.13%, 01/15/15	2,990	3,154,082
4.38%, 02/15/21	795	886,459
5.00%, 04/15/20	298	343,949
5.38%, 11/15/14	2,400	2,562,338
5.38%, 01/15/20	2,367	2,789,350
7.75%, 01/15/19	2,988	3,872,942
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	1,250	1,249,011
5.38%, 01/15/16	531	583,636
Bottling Group LLC
5.13%, 01/15/19	733	854,295
5.50%, 04/01/16	1,324	1,489,427
Brown-Forman Corp.
2.50%, 01/15/16	1,200	1,251,081
Coca-Cola Co. (The)
0.75%, 03/13/15	3,210	3,226,694
1.15%, 04/01/18	500	493,060
1.50%, 11/15/15	140	143,216
1.65%, 03/14/18	1,536	1,548,850
1.80%, 09/01/16	8,114	8,359,279
2.50%, 04/01/23[a]	4,000	3,920,945
3.15%, 11/15/20	1,424	1,505,470
3.30%, 09/01/21	797	840,583
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	320	320,968
2.00%, 08/19/16	200	204,365
2.13%, 09/15/15	6,450	6,612,751
3.25%, 08/19/21 (Call 05/19/21)	200	202,666
3.50%, 09/15/20	1,100	1,145,981
4.50%, 09/01/21 (Call 06/01/21)	8,484	9,313,391
Coca-Cola HBC Finance BV
5.50%, 09/17/15	180	195,765
Diageo Capital PLC
1.50%, 05/11/17	3,827	3,847,268
2.63%, 04/29/23 (Call 01/29/23)	2,500	2,388,944
4.83%, 07/15/20	2,000	2,297,751
5.50%, 09/30/16	310	354,429
5.75%, 10/23/17	53	62,145
Diageo Finance BV
3.25%, 01/15/15	450	469,399
5.30%, 10/28/15	1,613	1,779,820
Diageo Investment Corp.
2.88%, 05/11/22	896	889,339
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20[a]	5,000	4,830,294
2.60%, 01/15/19	180	184,091
2.70%, 11/15/22 (Call 08/15/22)	1,000	958,672
2.90%, 01/15/16	2,400	2,507,863
3.20%, 11/15/21 (Call 08/15/21)	180	182,471
Molson Coors Brewing Co.
2.00%, 05/01/17	1,000	1,014,680
3.50%, 05/01/22[a]	500	506,111
PepsiAmericas Inc.
4.88%, 01/15/15	100	106,509
5.00%, 05/15/17[a]	180	203,379

152

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

PepsiCo Inc.
0.70%, 08/13/15	$2,600	$2,605,285
0.80%, 08/25/14	100	100,385
1.25%, 08/13/17	2,100	2,083,089
2.50%, 05/10/16	2,327	2,434,512
2.75%, 03/05/22	1,896	1,872,623
2.75%, 03/01/23	4,000	3,882,824
3.00%, 08/25/21	1,465	1,496,113
3.10%, 01/15/15	2,800	2,915,756
3.75%, 03/01/14	920	942,227
4.50%, 01/15/20	896	1,015,825
5.00%, 06/01/18	1,815	2,099,223
7.90%, 11/01/18	2,135	2,791,585

		137,951,060
BIOTECHNOLOGY — 0.78%
Amgen Inc.
1.88%, 11/15/14	1,740	1,767,602
2.13%, 05/15/17	2,234	2,283,250
2.30%, 06/15/16	1,850	1,915,897
2.50%, 11/15/16	1,396	1,453,638
3.88%, 11/15/21 (Call 08/15/21)	3,900	4,178,874
4.10%, 06/15/21 (Call 03/15/21)	2,750	2,986,618
4.50%, 03/15/20	2,125	2,380,316
4.85%, 11/18/14	2,580	2,730,716
5.70%, 02/01/19	1,593	1,883,977
5.85%, 06/01/17	102	118,740
6.15%, 06/01/18	250	300,476
Biogen Idec Inc.
6.88%, 03/01/18	750	905,472
Celgene Corp.
1.90%, 08/15/17	3,000	3,018,359
2.45%, 10/15/15	200	206,844
3.25%, 08/15/22	1,500	1,492,845
3.95%, 10/15/20	1,850	1,976,768
Genentech Inc.
4.75%, 07/15/15	2,050	2,224,304
Genzyme Corp.
3.63%, 06/15/15	500	530,121
Gilead Sciences Inc.
2.40%, 12/01/14	5,250	5,380,813
3.05%, 12/01/16	1,445	1,536,114
4.40%, 12/01/21 (Call 09/01/21)	1,824	2,015,057
4.50%, 04/01/21 (Call 01/01/21)	2,374	2,646,275
Life Technologies Corp.
4.40%, 03/01/15	1,230	1,295,592
5.00%, 01/15/21 (Call 10/15/20)[a]	650	714,642
6.00%, 03/01/20	1,971	2,282,783

		48,226,093
BUILDING MATERIALS — 0.13%
CRH America Inc.
4.13%, 01/15/16	600	633,906
6.00%, 09/30/16	2,282	2,590,043
8.13%, 07/15/18	1,500	1,871,986
Martin Marietta Materials Inc.
6.60%, 04/15/18	250	279,108
Owens Corning Inc.
6.50%, 12/01/16	1,000	1,131,290

Security	Principal (000s)	Value

9.00%, 06/15/19	$1,140	$1,418,969

		7,925,302
CHEMICALS — 1.67%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	300	291,456
Air Products and Chemicals Inc.
2.00%, 08/02/16	715	736,687
3.00%, 11/03/21	1,500	1,526,855
4.38%, 08/21/19	250	281,737
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)	1,750	1,678,344
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	1,000	1,075,345
5.10%, 02/01/15	110	116,781
Cabot Corp.
3.70%, 07/15/22	1,500	1,504,557
5.00%, 10/01/16	125	137,435
CF Industries Inc.
6.88%, 05/01/18	3,000	3,606,438
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	1,450	1,432,067
Dow Chemical Co. (The)
2.50%, 02/15/16	1,066	1,106,979
3.00%, 11/15/22 (Call 08/15/22)	2,000	1,938,887
4.13%, 11/15/21 (Call 08/15/21)	2,984	3,177,405
4.25%, 11/15/20 (Call 08/15/20)	2,829	3,085,374
5.70%, 05/15/18	1,210	1,405,840
5.90%, 02/15/15	1,750	1,899,424
8.55%, 05/15/19	2,432	3,237,999
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16	2,200	2,319,630
2.80%, 02/15/23	6,900	6,790,019
3.25%, 01/15/15	2,640	2,755,124
4.25%, 04/01/21[a]	500	558,109
4.63%, 01/15/20	1,477	1,686,774
4.75%, 03/15/15[a]	395	424,150
4.88%, 04/30/14	120	124,745
5.75%, 03/15/19	300	358,993
5.88%, 01/15/14	578	596,930
6.00%, 07/15/18	2,611	3,159,245
Eastman Chemical Co.
2.40%, 06/01/17	2,650	2,716,101
3.60%, 08/15/22 (Call 05/15/22)	2,262	2,303,644
4.50%, 01/15/21 (Call 10/15/20)	350	379,314
Ecolab Inc.
1.45%, 12/08/17[a]	1,000	987,379
2.38%, 12/08/14[a]	370	379,373
3.00%, 12/08/16	3,111	3,301,775
4.35%, 12/08/21	1,862	2,037,987
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	700	727,965
Lubrizol Corp.
5.50%, 10/01/14	140	149,103
8.88%, 02/01/19	1,326	1,797,465
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	5,000	5,606,824
Monsanto Co.
2.75%, 04/15/16	900	947,763
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,110	1,149,702
Potash Corp. of Saskatchewan Inc.

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

3.25%, 12/01/17	$1,100	$1,174,471
3.75%, 09/30/15	140	149,361
4.88%, 03/30/20[a]	105	119,435
5.25%, 05/15/14	2,300	2,399,330
6.50%, 05/15/19	355	436,835
PPG Industries Inc.
1.90%, 01/15/16	225	229,787
3.60%, 11/15/20	2,200	2,328,286
6.65%, 03/15/18	884	1,071,624
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)[a]	1,950	1,897,537
2.70%, 02/21/23 (Call 11/21/22)[a]	3,000	2,961,920
3.25%, 09/15/15	1,950	2,062,882
4.05%, 03/15/21	1,250	1,365,933
5.20%, 03/15/17	450	512,849
5.25%, 11/15/14	1,306	1,393,953
5.38%, 11/01/16[a]	270	309,041
Rohm and Haas Co.
6.00%, 09/15/17	1,057	1,223,704
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,200	1,171,535
6.13%, 10/15/19	855	1,002,312
Sherwin-Williams Co. (The)
1.35%, 12/15/17	6,500	6,437,130
3.13%, 12/15/14	620	642,816
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	1,650	1,704,711
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	1,750	1,843,419
7.25%, 06/15/19	150	180,544
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	400	395,206

		102,512,345
COMMERCIAL SERVICES — 0.40%
ADT Corp. (The)
2.25%, 07/15/17	2,250	2,248,372
Block Financial LLC
5.13%, 10/30/14[a]	1,090	1,145,590
Catholic Health Initiatives
1.60%, 11/01/17	4,000	3,983,338
Cornell University
5.45%, 02/01/19	750	896,910
Emory University
5.63%, 09/01/19	1,000	1,208,798
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	1,300	1,257,481
4.45%, 12/01/14	100	103,773
Moody’s Corp.
5.50%, 09/01/20[a]	800	876,926
Princeton University Series A
4.95%, 03/01/19	2,290	2,689,383
SAIC Inc.
4.45%, 12/01/20 (Call 09/01/20)	900	946,116
Stanford University
4.75%, 05/01/19	318	371,431
Trustees of Dartmouth College
4.75%, 06/01/19	500	582,043
Vanderbilt University
5.25%, 04/01/19	750	883,638

Security	Principal (000s)	Value

Verisk Analytics Inc.
4.13%, 09/12/22[a]	$800	$819,499
Western Union Co. (The)
2.38%, 12/10/15	3,000	3,049,329
3.65%, 08/22/18[a]	1,250	1,307,583
5.93%, 10/01/16[a]	1,400	1,564,282
Yale University
2.90%, 10/15/14	500	516,900

		24,451,392
COMPUTERS — 1.46%
Apple Inc.
0.45%, 05/03/16	1,500	1,491,556
1.00%, 05/03/18	3,250	3,190,168
2.40%, 05/03/23	7,250	6,933,166
Computer Sciences Corp.
2.50%, 09/15/15	5,000	5,122,641
4.45%, 09/15/22[a]	1,650	1,705,736
6.50%, 03/15/18	1,500	1,721,794
Dell Inc.
2.10%, 04/01/14	1,000	1,008,567
2.30%, 09/10/15[a]	1,500	1,500,000
3.10%, 04/01/16[a]	1,000	1,020,000
5.63%, 04/15/14	320	331,807
5.88%, 06/15/19[a]	965	1,013,250
Hewlett-Packard Co.
2.20%, 12/01/15	2,000	2,041,316
2.35%, 03/15/15	3,500	3,564,319
2.60%, 09/15/17[a]	2,000	2,036,802
2.65%, 06/01/16	1,396	1,436,500
3.00%, 09/15/16	1,018	1,056,667
3.30%, 12/09/16	1,862	1,943,616
3.75%, 12/01/20	2,816	2,795,972
4.30%, 06/01/21	790	793,181
4.38%, 09/15/21	4,600	4,620,354
4.65%, 12/09/21[a]	2,153	2,212,443
4.75%, 06/02/14	3,190	3,307,208
5.50%, 03/01/18	447	503,102
International Business Machines Corp.
0.55%, 02/06/15	250	250,306
0.75%, 05/11/15	2,500	2,511,748
1.25%, 02/06/17	2,223	2,219,152
1.25%, 02/08/18	5,000	4,955,235
1.88%, 08/01/22	2,500	2,316,042
1.95%, 07/22/16	1,875	1,937,334
2.00%, 01/05/16	1,992	2,050,406
2.90%, 11/01/21	6,400	6,466,738
5.70%, 09/14/17	2,150	2,531,459
7.63%, 10/15/18	3,079	3,997,385
8.38%, 11/01/19	2,902	3,927,770
Lexmark International Inc.
5.13%, 03/15/20	2,500	2,612,538
6.65%, 06/01/18[a]	1,200	1,330,319
NetApp Inc.
2.00%, 12/15/17	1,450	1,434,548

		89,891,145
COSMETICS & PERSONAL CARE — 0.45%
Avon Products Inc.
2.38%, 03/15/16	5,000	5,090,830

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

4.20%, 07/15/18[a]	$700	$732,870
4.60%, 03/15/20	1,000	1,056,580
5.00%, 03/15/23	1,500	1,575,711
6.50%, 03/01/19	250	285,966
Colgate-Palmolive Co.
1.30%, 01/15/17	1,200	1,207,720
2.30%, 05/03/22[a]	1,000	971,555
2.63%, 05/01/17[a]	500	524,273
3.15%, 08/05/15[a]	1,340	1,410,620
5.20%, 11/07/16	750	846,421
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	450	431,527
Procter & Gamble Co. (The)
0.70%, 08/15/14	1,700	1,706,601
1.45%, 08/15/16	2,653	2,707,055
1.80%, 11/15/15	2,709	2,791,020
2.30%, 02/06/22	1,500	1,469,776
3.50%, 02/15/15	1,430	1,503,843
4.70%, 02/15/19	2,223	2,571,258
4.85%, 12/15/15	210	232,135
4.95%, 08/15/14	300	316,485
Series A
9.36%, 01/01/21	105	137,865

		27,570,111
DISTRIBUTION & WHOLESALE — 0.05%
Arrow Electronics Inc.
3.38%, 11/01/15	1,000	1,036,428
4.50%, 03/01/23 (Call 12/01/22)[a]	1,000	1,006,878
Ingram Micro Inc.
5.25%, 09/01/17	700	753,731

		2,797,037
DIVERSIFIED FINANCIAL SERVICES — 7.46%
Alterra Finance LLC
6.25%, 09/30/20	400	462,161
American Express Co.
2.65%, 12/02/22	5,000	4,792,030
5.50%, 09/12/16	3,125	3,528,459
6.15%, 08/28/17	3,195	3,775,358
6.80%, 09/01/66 (Call 09/01/16)[d]	1,322	1,447,590
7.00%, 03/19/18	1,800	2,214,693
7.25%, 05/20/14	3,010	3,206,031
American Express Credit Corp.
1.75%, 06/12/15	4,500	4,585,308
2.38%, 03/24/17	6,200	6,400,726
2.75%, 09/15/15	5,000	5,214,066
2.80%, 09/19/16	2,374	2,494,561
Series D
5.13%, 08/25/14	2,070	2,185,254
Ameriprise Financial Inc.
5.30%, 03/15/20	2,250	2,639,492
5.65%, 11/15/15	1,650	1,839,622
7.30%, 06/28/19	135	173,344
Ameritech Capital Funding Corp.
6.45%, 01/15/18	420	496,040
Associates Corp. of North America
6.95%, 11/01/18	1,908	2,314,222
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
4.65%, 07/02/18	160	178,369

Security	Principal (000s)	Value

5.30%, 10/30/15	$111	$121,081
5.55%, 01/22/17	602	673,349
5.70%, 11/15/14	5,529	5,911,322
6.40%, 10/02/17	2,375	2,801,666
7.25%, 02/01/18	7,101	8,683,511
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	2,100	2,172,126
2.90%, 08/15/18 (Call 07/15/18)	100	105,871
Capital One Bank (USA) N.A.
8.80%, 07/15/19	2,643	3,520,913
Caterpillar Financial Services Corp.
0.70%, 11/06/15	2,500	2,501,394
0.70%, 02/26/16	1,000	993,940
1.10%, 05/29/15	2,000	2,019,525
1.38%, 05/20/14[a]	120	121,158
2.63%, 03/01/23[a]	3,000	2,897,988
2.65%, 04/01/16	740	772,227
4.63%, 06/01/15[a]	180	193,683
7.15%, 02/15/19	2,435	3,085,614
Series F
4.75%, 02/17/15	110	117,648
Charles Schwab Corp. (The)
3.23%, 09/01/22	1,360	1,364,814
4.45%, 07/22/20	1,500	1,676,641
Countrywide Financial Corp.
6.25%, 05/15/16	750	836,340
Credit Suisse (USA) Inc.
4.88%, 01/15/15	2,200	2,337,301
5.13%, 08/15/15	2,643	2,876,752
5.38%, 03/02/16[a]	1,949	2,171,193
5.85%, 08/16/16[a]	1,500	1,697,308
Discover Financial Services
3.85%, 11/21/22	1,000	997,621
5.20%, 04/27/22	1,300	1,430,169
6.45%, 06/12/17	475	550,498
Eaton Vance Corp.
6.50%, 10/02/17	1,250	1,479,721
Ford Motor Credit Co. LLC
2.38%, 01/16/18	4,500	4,484,954
2.50%, 01/15/16	3,000	3,055,474
3.00%, 06/12/17	5,196	5,330,864
3.88%, 01/15/15	6,800	7,052,661
4.25%, 02/03/17	2,792	2,984,469
4.25%, 09/20/22[a]	11,500	11,828,948
5.00%, 05/15/18	2,129	2,349,314
5.63%, 09/15/15	3,700	4,020,549
6.63%, 08/15/17	2,792	3,249,940
7.00%, 04/15/15	3,119	3,422,506
8.00%, 12/15/16	2,327	2,790,681
8.13%, 01/15/20	1,292	1,631,042
Franklin Resources Inc.
1.38%, 09/15/17[a]	7,000	6,921,081
2.80%, 09/15/22	6,500	6,374,347
4.63%, 05/20/20[a]	350	387,147
General Electric Capital Corp.
1.00%, 01/08/16	7,250	7,252,818
1.63%, 04/02/18[a]	5,500	5,456,026
2.25%, 11/09/15	5,000	5,161,623
2.30%, 04/27/17	4,500	4,619,081
2.90%, 01/09/17	6,050	6,324,822
2.95%, 05/09/16	2,792	2,940,562
3.10%, 01/09/23	6,750	6,552,625
3.15%, 09/07/22	4,900	4,799,293

155

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

3.35%, 10/17/16	$3,690	$3,938,554
3.50%, 06/29/15	2,590	2,729,022
4.38%, 09/21/15	2,000	2,153,116
4.38%, 09/16/20	2,970	3,264,116
4.63%, 01/07/21	7,180	7,936,562
4.65%, 10/17/21	4,980	5,522,217
4.75%, 09/15/14	190	200,090
4.88%, 03/04/15	290	310,659
5.00%, 01/08/16[a]	4,485	4,931,968
5.30%, 02/11/21	255	287,361
5.38%, 10/20/16	149	168,229
5.50%, 01/08/20	1,390	1,627,550
5.63%, 09/15/17	6,920	8,008,161
5.63%, 05/01/18	5,900	6,918,338
5.90%, 05/13/14	6,060	6,378,285
6.00%, 08/07/19	2,580	3,102,751
Series A
3.75%, 11/14/14	7,400	7,724,896
5.55%, 05/04/20	2,000	2,335,757
6.90%, 09/15/15	330	371,879
Series GMTN
6.38%, 11/15/67 (Call 11/15/17)[d]	1,550	1,658,500
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[d]	1,100	1,111,000
HSBC Finance Corp.
5.00%, 06/30/15	2,595	2,796,620
5.25%, 04/15/15	240	258,139
5.50%, 01/19/16	5,600	6,206,111
6.68%, 01/15/21	3,843	4,545,902
Jefferies Group LLC
3.88%, 11/09/15	800	839,296
5.13%, 04/13/18	4,106	4,508,316
5.50%, 03/15/16[a]	1,450	1,578,503
5.88%, 06/08/14	280	292,181
6.88%, 04/15/21	568	658,182
8.50%, 07/15/19	2,900	3,629,403
John Deere Capital Corp.
0.88%, 04/17/15	1,500	1,507,499
0.95%, 06/29/15	5,000	5,035,374
1.20%, 10/10/17	3,500	3,467,821
1.30%, 03/12/18	4,000	3,961,706
1.85%, 09/15/16	800	820,507
2.25%, 06/07/16	2,100	2,176,237
2.75%, 03/15/22	1,250	1,239,339
2.80%, 09/18/17[a]	1,500	1,582,240
2.95%, 03/09/15	460	479,385
3.15%, 10/15/21	500	514,473
3.90%, 07/12/21	1,150	1,244,684
Series D
5.35%, 04/03/18[a]	2,800	3,258,845
Lazard Group LLC
6.85%, 06/15/17	2,100	2,392,639
7.13%, 05/15/15	270	295,821
MBNA Corp.
5.00%, 06/15/15	270	288,866
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	7,792	8,172,786
6.05%, 05/16/16	3,450	3,833,114
6.40%, 08/28/17	3,615	4,195,697
6.50%, 07/15/18[a]	4,330	5,089,794
6.88%, 04/25/18	5,878	7,012,506
6.88%, 11/15/18	1,807	2,187,476
Series B

Security	Principal (000s)	Value

5.30%, 09/30/15	$149	$161,713
Series C
5.00%, 01/15/15	1,870	1,977,364
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	180	187,015
5.25%, 01/16/18	120	129,432
5.55%, 01/15/20[a]	2,500	2,669,375
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	55	55,359
1.90%, 11/01/15	1,500	1,539,163
3.05%, 03/01/16	2,250	2,365,074
3.05%, 02/15/22 (Call 11/15/21)	600	611,670
3.88%, 09/16/15	5,000	5,349,958
4.75%, 03/01/14	220	227,066
5.45%, 02/01/18	1,000	1,163,711
10.38%, 11/01/18	7,750	11,091,574
Nomura Holdings Inc.
2.00%, 09/13/16	1,500	1,495,021
4.13%, 01/19/16[a]	1,675	1,763,413
5.00%, 03/04/15	1,970	2,083,621
6.70%, 03/04/20	2,522	2,952,473
ORIX Corp.
4.71%, 04/27/15	1,250	1,322,007
5.00%, 01/12/16	1,461	1,567,613
PACCAR Financial Corp.
0.75%, 08/14/15	2,400	2,404,881
0.80%, 02/08/16	2,500	2,491,739
1.55%, 09/29/14	1,000	1,014,453
Raymond James Financial Inc.
4.25%, 04/15/16	350	368,310
8.60%, 08/15/19	200	255,816
SLM Corp.
4.63%, 09/25/17	1,000	995,000
6.00%, 01/25/17[a]	931	977,550
6.25%, 01/25/16	3,503	3,704,423
7.25%, 01/25/22	1,896	1,971,840
8.00%, 03/25/20	4,116	4,486,440
8.45%, 06/15/18	4,380	4,883,700
Series A
5.38%, 05/15/14	1,665	1,714,950
TD Ameritrade Holding Corp.
4.15%, 12/01/14	1,800	1,892,868
5.60%, 12/01/19	500	589,235
Toyota Motor Credit Corp.
1.00%, 02/17/15	700	705,404
1.25%, 11/17/14	1,500	1,515,346
1.25%, 10/05/17	1,500	1,483,554
2.00%, 09/15/16	3,369	3,472,758
2.05%, 01/12/17	3,397	3,476,754
2.63%, 01/10/23[a]	3,900	3,765,912
2.80%, 01/11/16	2,732	2,866,025
3.20%, 06/17/15	2,700	2,836,999
3.30%, 01/12/22	1,862	1,909,768
3.40%, 09/15/21	2,682	2,798,180
4.25%, 01/11/21	750	831,651
Series B
4.50%, 06/17/20	146	165,153
XTRA Finance Corp.
5.15%, 04/01/17	250	280,800

		458,370,131

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

ELECTRIC — 4.45%
Alabama Power Co.
0.55%, 10/15/15	$7,000	$6,969,301
5.50%, 10/15/17	190	219,010
Alliant Energy Corp.
4.00%, 10/15/14	60	62,441
Ameren Corp.
8.88%, 05/15/14	500	536,563
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	800	784,521
6.13%, 11/15/17	1,400	1,668,169
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	5,000	4,961,348
2.95%, 12/15/22 (Call 09/15/22)	1,000	968,346
Appalachian Power Co.
7.95%, 01/15/20	1,900	2,486,265
Series K
5.00%, 06/01/17	150	168,333
Series S
3.40%, 05/24/15	150	156,871
Arizona Public Service Co.
4.65%, 05/15/15	80	85,791
5.80%, 06/30/14	4,910	5,173,197
6.25%, 08/01/16	260	300,016
Avista Corp.
5.13%, 04/01/22	5,085	5,913,497
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)[a]	1,000	983,190
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	1,250	1,196,682
Cleveland Electric Illuminating Co. (The)
5.65%, 12/15/13	150	153,899
5.70%, 04/01/17	1,000	1,118,255
Series D
7.88%, 11/01/17	1,420	1,737,654
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	1,175	1,210,419
3.40%, 09/01/21 (Call 06/01/21)	1,000	1,059,784
4.70%, 04/15/15	190	203,348
Series 104
5.95%, 08/15/16	210	241,955
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,500	1,448,668
5.65%, 05/01/18	1,325	1,553,882
Series 09-A
5.50%, 02/01/19	300	356,011
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	1,200	1,365,691
5.85%, 04/01/18	1,350	1,602,095
7.13%, 12/01/18	2,724	3,480,637
Series 05-C
5.38%, 12/15/15[a]	1,320	1,465,934
Series 06-D
5.30%, 12/01/16	140	159,076
Constellation Energy Group Inc.
4.55%, 06/15/15	2,013	2,150,236
5.15%, 12/01/20 (Call 09/01/20)	7,100	7,984,866
Consumers Energy Co.
5.15%, 02/15/17	1,120	1,266,868
5.65%, 09/15/18	250	297,256
5.65%, 04/15/20	180	216,094

Security	Principal (000s)	Value

6.13%, 03/15/19	$750	$913,794
6.70%, 09/15/19	1,375	1,736,661
Series P
5.50%, 08/15/16	190	216,679
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	1,000	1,067,341
3.90%, 06/01/21 (Call 03/01/21)	2,000	2,187,345
Dominion Resources Inc.
1.95%, 08/15/16	1,550	1,587,190
2.25%, 09/01/15	4,000	4,123,901
4.45%, 03/15/21	2,050	2,283,625
5.20%, 08/15/19	210	243,730
6.40%, 06/15/18	750	909,501
8.88%, 01/15/19	2,100	2,811,305
Series A
5.60%, 11/15/16	180	206,039
Series C
5.15%, 07/15/15	2,668	2,902,444
DTE Energy Co.
6.35%, 06/01/16	210	240,737
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)[a]	1,660	1,819,873
5.30%, 10/01/15	180	199,098
7.00%, 11/15/18	1,980	2,516,458
Duke Energy Corp.
1.63%, 08/15/17	3,100	3,088,302
2.15%, 11/15/16	1,000	1,026,755
3.05%, 08/15/22 (Call 05/15/22)	1,000	991,234
3.35%, 04/01/15	290	303,122
3.55%, 09/15/21 (Call 06/15/21)	1,050	1,090,202
3.95%, 09/15/14	1,625	1,691,415
5.05%, 09/15/19	500	576,956
Duke Energy Indiana Inc.
3.75%, 07/15/20	1,750	1,888,297
6.05%, 06/15/16	500	567,256
Duke Energy Ohio Inc.
5.45%, 04/01/19	300	355,835
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	2,000	2,003,077
3.00%, 09/15/21 (Call 06/15/21)	500	513,320
5.15%, 04/01/15	80	86,493
5.30%, 01/15/19	1,350	1,585,899
Edison International
3.75%, 09/15/17	1,500	1,613,863
Enersis SA
7.40%, 12/01/16[a]	1,900	2,206,907
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	1,500	1,601,516
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	1,000	1,082,951
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	1,350	1,583,795
Entergy Louisiana LLC
1.88%, 12/15/14	1,300	1,321,194
Entergy Texas Inc.
7.13%, 02/01/19	8,655	10,578,963
Exelon Corp.
4.90%, 06/15/15	1,433	1,540,772
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)[a]	1,550	1,607,099
5.20%, 10/01/19[a]	1,200	1,345,448
6.20%, 10/01/17	1,000	1,160,020

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

FirstEnergy Corp. Series A
2.75%, 03/15/18 (Call 02/15/18)	$1,000	$999,185
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	1,500	1,695,254
Florida Power & Light Co.
5.55%, 11/01/17[a]	2,095	2,456,438
Florida Power Corp.
3.10%, 08/15/21 (Call 05/15/21)	560	578,038
4.55%, 04/01/20	65	73,494
5.10%, 12/01/15	260	286,889
5.65%, 06/15/18[a]	1,433	1,693,962
Georgia Power Co.
0.75%, 08/10/15	7,000	7,006,555
2.85%, 05/15/22	1,000	987,503
4.25%, 12/01/19[a]	1,000	1,136,623
5.40%, 06/01/18[a]	300	352,862
Series 12D
0.63%, 11/15/15	3,000	2,986,764
Series Z
5.25%, 12/15/15	190	209,502
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	350	382,836
5.29%, 06/15/22 (Call 03/15/22)[a,c]	950	1,054,335
Indiana Michigan Power Co.
7.00%, 03/15/19	3,000	3,723,562
Series J
3.20%, 03/15/23 (Call 12/15/22)[a]	500	494,176
Integrys Energy Group Inc.
4.17%, 11/01/20	500	548,736
Jersey Central Power & Light Co.
5.63%, 05/01/16	1,330	1,479,730
7.35%, 02/01/19	1,000	1,236,943
Kansas City Power & Light Co.
5.85%, 06/15/17	1,000	1,130,053
6.38%, 03/01/18[a]	100	119,235
7.15%, 04/01/19	550	698,320
Kentucky Utilities Co.
1.63%, 11/01/15	1,300	1,326,975
3.25%, 11/01/20 (Call 08/01/20)	600	632,990
LG&E and KU Energy LLC
2.13%, 11/15/15	1,100	1,127,056
3.75%, 11/15/20 (Call 08/15/20)[a]	300	313,298
4.38%, 10/01/21 (Call 07/01/21)	1,000	1,074,978
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	254,656
Metropolitan Edison Co.
4.88%, 04/01/14	80	82,637
MidAmerican Energy Holdings Co.
4.65%, 10/01/14	110	116,048
5.30%, 03/15/18	250	291,240
5.75%, 04/01/18	1,783	2,103,206
Series D
5.00%, 02/15/14	80	82,483
Mississippi Power Co.
2.35%, 10/15/16[a]	1,050	1,098,497
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,500	1,480,591
4.90%, 12/01/21 (Call 09/01/21)	500	540,126
8.75%, 05/01/19	750	968,121
Nevada Power Co.
6.50%, 08/01/18	1,000	1,219,913
7.13%, 03/15/19	1,750	2,210,744

Security	Principal (000s)	Value

Series O
6.50%, 05/15/18	$500	$605,692
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	5,000	5,030,977
2.60%, 09/01/15	1,000	1,033,762
4.50%, 06/01/21 (Call 03/01/21)	500	548,632
6.65%, 06/15/67 (Call 06/15/17)[d]	768	825,600
7.88%, 12/15/15	1,174	1,367,544
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	400	430,303
5.25%, 09/15/17	310	350,137
5.40%, 07/15/14	100	104,831
5.45%, 09/15/20	330	378,143
6.13%, 03/01/22	1,400	1,652,839
6.40%, 03/15/18	2,858	3,393,752
6.80%, 01/15/19	420	508,075
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	950	974,743
2.15%, 08/15/22 (Call 02/15/22)	1,000	949,113
NSTAR
4.50%, 11/15/19	1,175	1,314,418
NSTAR Electric Co.
4.88%, 04/15/14	50	51,872
5.63%, 11/15/17	250	291,953
Oglethorpe Power Corp.
6.10%, 03/15/19	250	298,986
Ohio Power Co.
6.00%, 06/01/16	1,650	1,869,371
Series M
5.38%, 10/01/21[a]	1,190	1,398,878
Oncor Electric Delivery Co.
6.38%, 01/15/15	1,052	1,141,735
6.80%, 09/01/18	1,800	2,218,571
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	3,100	2,985,469
3.50%, 10/01/20 (Call 07/01/20)[a]	931	993,580
4.25%, 05/15/21 (Call 02/15/21)[a]	1,100	1,222,973
5.63%, 11/30/17	300	351,936
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)[a]	1,050	1,068,839
3.85%, 06/15/21 (Call 03/15/21)	1,300	1,411,278
Pacificorp
5.50%, 01/15/19	500	592,662
Peco Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	1,000	963,032
5.00%, 10/01/14	5,000	5,291,217
5.35%, 03/01/18	500	578,271
Portland General Electric Co.
6.10%, 04/15/19	1,150	1,402,980
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,050	2,104,552
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[a]	1,500	1,578,125
5.40%, 08/15/14	240	252,897
6.20%, 05/15/16	483	540,566
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	200	199,076
4.40%, 01/15/21 (Call 10/15/20)	1,200	1,309,539
4.88%, 12/01/19	250	285,447
5.63%, 01/15/16	160	178,199
PSEG Power LLC
2.75%, 09/15/16	500	516,639
4.15%, 09/15/21 (Call 06/15/21)	750	796,858

158

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

5.13%, 04/15/20[a]	$868	$978,294
5.50%, 12/01/15	1,510	1,664,451
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,500	1,435,268
5.13%, 06/01/19	140	163,773
Series 15
5.50%, 04/01/14[a]	80	83,351
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	137,711
5.15%, 12/01/19	115	132,077
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	1,500	1,443,645
3.50%, 08/15/20	275	296,220
5.00%, 08/15/14	60	63,176
Series G
0.85%, 08/15/14	45	45,158
San Diego Gas & Electric Co.
3.00%, 08/15/21	1,100	1,135,581
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	300	306,904
4.75%, 05/15/21 (Call 02/15/21)	1,600	1,716,204
Scottish Power Ltd.
5.38%, 03/15/15	1,190	1,265,700
Sierra Pacific Power Co. Series M
6.00%, 05/15/16	1,500	1,712,929
South Carolina Electric & Gas Co.
5.25%, 11/01/18	170	198,720
6.50%, 11/01/18	750	925,542
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)[a]	1,150	1,262,498
5.00%, 01/15/16	1,260	1,395,137
Series 04-F
4.65%, 04/01/15	90	96,196
Southern Co. (The)
1.95%, 09/01/16	1,215	1,243,765
2.38%, 09/15/15	1,700	1,757,188
Southern Power Co. Series D
4.88%, 07/15/15	2,120	2,297,814
Southwestern Electric Power Co.
6.45%, 01/15/19	1,174	1,412,487
Series E
5.55%, 01/15/17	250	280,407
Series F
5.88%, 03/01/18	1,000	1,165,924
Southwestern Public Service Co. Series G
8.75%, 12/01/18	1,125	1,476,221
Tampa Electric Co.
6.10%, 05/15/18	1,000	1,213,655
TECO Finance Inc.
4.00%, 03/15/16	345	368,419
5.15%, 03/15/20	1,870	2,132,443
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	1,500	1,490,829
4.75%, 01/15/15	600	629,879
5.75%, 12/15/13	130	133,290
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	1,000	1,108,544
UIL Holdings Corp.
4.63%, 10/01/20	500	529,111
Union Electric Co.

Security	Principal (000s)	Value

5.10%, 10/01/19	$210	$242,589
5.40%, 02/01/16[a]	230	256,079
6.40%, 06/15/17	500	593,756
6.70%, 02/01/19	950	1,182,387
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	350	358,100
5.95%, 09/15/17[a]	2,650	3,144,288
Series A
5.40%, 01/15/16	410	458,444
Westar Energy Inc.
5.10%, 07/15/20	140	163,509
6.00%, 07/01/14	90	94,980
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	650	670,695
4.25%, 12/15/19	250	282,708
6.00%, 04/01/14	1,825	1,906,590
Wisconsin Power & Light Co.
5.00%, 07/15/19[a]	1,650	1,928,868
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	1,550	1,776,025

		273,458,726
ELECTRICAL COMPONENTS & EQUIPMENT — 0.14%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	2,050	2,012,778
4.13%, 04/15/15	1,700	1,806,235
4.25%, 11/15/20	125	139,253
4.75%, 10/15/15	170	185,718
4.88%, 10/15/19	1,200	1,386,137
5.25%, 10/15/18	884	1,037,594
Energizer Holdings Inc.
4.70%, 05/19/21	1,500	1,567,871
4.70%, 05/24/22	500	517,398

		8,652,984
ELECTRONICS — 0.52%
Agilent Technologies Inc.
5.00%, 07/15/20	1,150	1,281,630
5.50%, 09/14/15	1,750	1,923,049
6.50%, 11/01/17	1,100	1,299,635
Amphenol Corp.
4.75%, 11/15/14	2,100	2,208,590
Arrow Electronics Inc.
6.00%, 04/01/20	125	138,158
Avnet Inc.
5.88%, 06/15/20	1,300	1,426,492
6.63%, 09/15/16[a]	350	397,018
Honeywell International Inc.
4.25%, 03/01/21	1,025	1,146,027
5.00%, 02/15/19	1,713	2,001,007
5.30%, 03/15/17	250	286,368
5.30%, 03/01/18	938	1,100,892
5.40%, 03/15/16	210	235,627
Jabil Circuit Inc.
4.70%, 09/15/22	1,750	1,776,250
Koninklijke Philips Electronics NV
3.75%, 03/15/22	1,896	1,984,143
5.75%, 03/11/18	2,118	2,499,132
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	1,650	1,769,249

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Thermo Fisher Scientific Inc.
1.85%, 01/15/18[a]	$2,000	$1,982,587
2.25%, 08/15/16	2,000	2,049,618
3.20%, 03/01/16	1,447	1,518,818
3.25%, 11/20/14	1,370	1,418,386
3.60%, 08/15/21 (Call 05/15/21)	1,554	1,586,082
4.50%, 03/01/21	1,353	1,462,195
5.00%, 06/01/15	220	237,123

		31,728,076
ENGINEERING & CONSTRUCTION — 0.07%
ABB Finance (USA) Inc.
1.63%, 05/08/17	2,000	2,001,012
2.88%, 05/08/22	1,396	1,386,713
Fluor Corp.
3.38%, 09/15/21	1,100	1,137,389

		4,525,114
ENTERTAINMENT — 0.04%
International Game Technology
5.50%, 06/15/20	500	529,557
7.50%, 06/15/19	1,465	1,720,632

		2,250,189
ENVIRONMENTAL CONTROL — 0.22%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	2,096	2,118,078
3.80%, 05/15/18	250	269,924
5.00%, 03/01/20	1,629	1,836,201
5.50%, 09/15/19	1,795	2,089,681
Waste Management Inc.
2.60%, 09/01/16	900	936,966
2.90%, 09/15/22 (Call 06/15/22)	1,500	1,439,472
4.60%, 03/01/21 (Call 12/01/20)	1,300	1,432,418
6.10%, 03/15/18	1,234	1,457,832
6.38%, 03/11/15	1,750	1,916,059

		13,496,631
FOOD — 1.72%
Campbell Soup Co.
3.05%, 07/15/17	500	525,773
3.38%, 08/15/14	1,330	1,375,784
4.25%, 04/15/21	1,000	1,079,021
4.50%, 02/15/19	580	647,905
ConAgra Foods Inc.
1.30%, 01/25/16	5,000	5,038,491
1.90%, 01/25/18[a]	3,000	3,013,540
3.20%, 01/25/23 (Call 10/25/22)	1,000	985,245
3.25%, 09/15/22	2,150	2,131,171
7.00%, 04/15/19	1,250	1,532,546
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19[a]	1,000	1,036,355
General Mills Inc.
0.88%, 01/29/16	3,000	3,001,589
1.55%, 05/16/14	1,000	1,009,960
3.15%, 12/15/21 (Call 09/15/21)	1,396	1,432,968
5.20%, 03/17/15	250	269,898
5.65%, 02/15/19	1,958	2,324,263

Security	Principal (000s)	Value

5.70%, 02/15/17	$2,130	$2,451,381
H.J. Heinz Co.
1.50%, 03/01/17	1,500	1,515,000
2.00%, 09/12/16	150	151,500
3.13%, 09/12/21 (Call 06/12/21)	1,950	1,920,750
Hershey Co. (The)
1.50%, 11/01/16	1,800	1,818,940
4.13%, 12/01/20	5,600	6,214,730
4.85%, 08/15/15	140	152,509
5.45%, 09/01/16	180	203,602
Hormel Foods Corp.
4.13%, 04/15/21 (Call 01/15/21)	125	135,760
Ingredion Inc.
3.20%, 11/01/15	250	258,980
4.63%, 11/01/20	1,150	1,252,640
J.M. Smucker Co. (The)
3.50%, 10/15/21	2,000	2,057,036
Kellogg Co.
1.88%, 11/17/16	1,500	1,538,094
2.75%, 03/01/23	1,000	969,875
3.25%, 05/21/18	940	1,002,321
4.00%, 12/15/20	1,163	1,264,657
4.15%, 11/15/19[a]	1,250	1,380,230
4.45%, 05/30/16	2,192	2,391,974
Kraft Foods Group Inc.
1.63%, 06/04/15	650	659,921
2.25%, 06/05/17	4,100	4,206,648
3.50%, 06/06/22	3,900	4,003,252
6.13%, 08/23/18[a]	1,000	1,199,453
Kroger Co. (The)
2.20%, 01/15/17	1,350	1,380,870
3.40%, 04/15/22 (Call 01/15/22)[a]	1,000	1,017,981
3.90%, 10/01/15	1,250	1,335,579
4.95%, 01/15/15	90	95,816
6.15%, 01/15/20	53	63,273
6.40%, 08/15/17	1,750	2,055,311
6.80%, 12/15/18	290	353,316
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	1,200	1,274,353
Mondelez International Inc.
4.13%, 02/09/16	2,336	2,523,675
5.38%, 02/10/20	3,709	4,295,280
6.13%, 02/01/18	2,801	3,306,658
6.13%, 08/23/18	3,638	4,343,699
6.50%, 08/11/17	1,848	2,197,474
Nabisco Inc.
7.55%, 06/15/15	280	317,185
Safeway Inc.
3.95%, 08/15/20[a]	750	766,971
4.75%, 12/01/21[a]	2,000	2,120,486
5.00%, 08/15/19[a]	4,055	4,475,110
5.63%, 08/15/14	50	52,666
6.35%, 08/15/17[a]	1,050	1,215,007
Sara Lee Corp.
2.75%, 09/15/15	100	102,444
4.10%, 09/15/20	798	822,822
Sysco Corp.
5.25%, 02/12/18	2,000	2,311,527
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)[a]	1,500	1,593,987
6.60%, 04/01/16	800	897,600
Unilever Capital Corp.
0.85%, 08/02/17	1,700	1,667,577

160

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

2.75%, 02/10/16	$430	$451,049
4.25%, 02/10/21	2,269	2,538,453
4.80%, 02/15/19	186	214,905

		105,944,836
FOREST PRODUCTS & PAPER — 0.29%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)[a]	2,250	2,314,170
5.63%, 04/20/15	120	128,803
7.25%, 07/29/19[a]	1,325	1,558,293
Domtar Corp.
10.75%, 06/01/17	1,000	1,264,000
International Paper Co.
5.25%, 04/01/16[a]	340	372,007
5.30%, 04/01/15	280	299,392
7.40%, 06/15/14[a]	1,076	1,145,746
7.50%, 08/15/21	2,416	3,093,943
7.95%, 06/15/18	2,747	3,496,716
9.38%, 05/15/19	1,331	1,809,566
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)	1,700	1,809,766
5.88%, 11/15/15	270	292,868

		17,585,270
GAS — 0.27%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	1,200	1,254,790
5.25%, 08/15/19	1,000	1,163,487
6.38%, 07/15/16[a]	425	488,593
Atmos Energy Corp.
4.95%, 10/15/14	120	126,651
6.35%, 06/15/17	150	176,163
CenterPoint Energy Inc.
5.95%, 02/01/17	200	229,715
Consolidated Natural Gas Co. Series A
5.00%, 12/01/14	110	117,034
National Grid PLC
6.30%, 08/01/16	1,634	1,878,114
Questar Corp.
2.75%, 02/01/16	200	206,484
Sempra Energy
6.15%, 06/15/18	1,634	1,961,984
9.80%, 02/15/19	6,250	8,622,118
Southern California Gas Co. Series HH
5.45%, 04/15/18	200	235,762

		16,460,895
HAND & MACHINE TOOLS — 0.07%
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)	442	450,462
Snap-On Inc.
4.25%, 01/15/18	450	483,183
6.13%, 09/01/21	125	150,714
Stanley Black & Decker Inc.
2.90%, 11/01/22	1,500	1,468,410
3.40%, 12/01/21 (Call 09/01/21)	590	605,799

Security	Principal (000s)	Value

5.75%, 11/15/16	$820	$924,957

		4,083,525
HEALTH CARE — PRODUCTS — 1.18%
Baxter International Inc.
1.85%, 01/15/17	1,650	1,673,304
2.40%, 08/15/22	1,000	955,132
4.00%, 03/01/14	160	164,076
4.25%, 03/15/20	650	722,311
4.50%, 08/15/19[a]	1,200	1,351,958
4.63%, 03/15/15	190	202,857
5.38%, 06/01/18	500	580,478
5.90%, 09/01/16	1,100	1,250,881
Becton, Dickinson and Co.
1.75%, 11/08/16	5,900	5,981,995
3.13%, 11/08/21	2,087	2,128,149
3.25%, 11/12/20	2,000	2,079,208
Boston Scientific Corp.
4.50%, 01/15/15	2,390	2,518,016
6.00%, 01/15/20	2,062	2,395,975
6.40%, 06/15/16	1,500	1,702,921
CareFusion Corp.
5.13%, 08/01/14	1,650	1,728,592
6.38%, 08/01/19	1,205	1,417,641
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	1,000	987,104
4.20%, 06/15/20	4,050	4,461,555
6.00%, 10/15/17	1,061	1,249,579
CR Bard Inc.
1.38%, 01/15/18	1,250	1,234,848
2.88%, 01/15/16	7,700	8,051,292
4.40%, 01/15/21 (Call 10/15/20)	5,125	5,610,561
Hospira Inc.
5.90%, 06/15/14	100	104,937
6.05%, 03/30/17	1,800	1,969,990
6.40%, 05/15/15	45	48,367
Medtronic Inc.
1.38%, 04/01/18	1,500	1,487,937
2.63%, 03/15/16	6,500	6,752,372
2.75%, 04/01/23 (Call 01/01/23)	3,500	3,411,242
3.00%, 03/15/15	220	229,433
4.13%, 03/15/21 (Call 12/15/20)	1,500	1,654,587
4.45%, 03/15/20	1,494	1,683,758
5.60%, 03/15/19	750	876,834
Series B
4.75%, 09/15/15	420	457,781
St. Jude Medical Inc.
2.50%, 01/15/16	250	257,350
Stryker Corp.
2.00%, 09/30/16	990	1,023,177
4.38%, 01/15/20[a]	1,500	1,679,367
Zimmer Holdings Inc.
1.40%, 11/30/14	570	575,022
3.38%, 11/30/21 (Call 08/30/21)	1,180	1,194,029
4.63%, 11/30/19	350	391,493

		72,246,109
HEALTH CARE — SERVICES — 1.59%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	5,000	4,957,638

161

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

1.75%, 05/15/17 (Call 04/15/17)	$1,000	$1,004,930
2.75%, 11/15/22 (Call 08/15/22)	2,950	2,821,394
3.95%, 09/01/20	1,257	1,341,839
4.13%, 06/01/21 (Call 03/01/21)	1,700	1,830,195
6.00%, 06/15/16	838	954,311
Cigna Corp.
2.75%, 11/15/16	1,150	1,207,968
4.00%, 02/15/22 (Call 11/15/21)	149	158,221
4.38%, 12/15/20 (Call 09/15/20)[a]	900	985,468
4.50%, 03/15/21 (Call 12/15/20)	2,436	2,686,224
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,215	1,401,268
5.95%, 03/15/17	1,150	1,320,897
Dignity Health
3.13%, 11/01/22	5,000	4,788,396
Howard Hughes Medical Institute
3.45%, 09/01/14	750	777,658
Humana Inc.
6.30%, 08/01/18	200	233,464
6.45%, 06/01/16	340	389,139
7.20%, 06/15/18[a]	2,600	3,147,963
Laboratory Corp. of America Holdings
2.20%, 08/23/17[a]	9,450	9,546,002
3.13%, 05/15/16	1,400	1,459,126
3.75%, 08/23/22 (Call 05/23/22)	2,500	2,488,288
4.63%, 11/15/20 (Call 08/15/20)	1,350	1,447,959
5.63%, 12/15/15	170	188,678
Quest Diagnostics Inc.
4.70%, 04/01/21	1,500	1,600,064
4.75%, 01/30/20[a]	150	161,884
5.45%, 11/01/15	1,470	1,605,200
6.40%, 07/01/17	480	556,716
UnitedHealth Group Inc.
0.85%, 10/15/15	3,000	3,008,673
1.40%, 10/15/17	5,000	4,989,804
1.63%, 03/15/19[a]	5,000	4,933,513
1.88%, 11/15/16	900	923,438
3.38%, 11/15/21 (Call 08/15/21)	1,350	1,400,536
3.88%, 10/15/20 (Call 07/15/20)[a]	100	107,499
4.70%, 02/15/21 (Call 11/15/20)[a]	1,300	1,468,878
4.88%, 03/15/15[a]	1,322	1,420,999
6.00%, 06/15/17	2,500	2,941,614
6.00%, 02/15/18	1,619	1,932,646
WellPoint Inc.
1.25%, 09/10/15	2,500	2,518,139
1.88%, 01/15/18	1,250	1,251,450
3.13%, 05/15/22	1,396	1,381,437
3.30%, 01/15/23	1,000	990,958
3.70%, 08/15/21 (Call 05/15/21)	5,900	6,143,575
4.35%, 08/15/20[a]	6,000	6,578,144
5.00%, 12/15/14	1,775	1,891,425
5.25%, 01/15/16	1,862	2,056,843
5.88%, 06/15/17	1,350	1,565,759
6.00%, 02/15/14	1,130	1,170,677

		97,736,897
HOLDING COMPANIES — DIVERSIFIED — 0.04%
Encana Holdings Finance Corp.
5.80%, 05/01/14	2,510	2,624,212

		2,624,212

Security	Principal (000s)	Value

HOME BUILDERS — 0.03%
MDC Holdings Inc.
5.38%, 12/15/14	$70	$74,025
5.38%, 07/01/15	150	160,125
5.63%, 02/01/20	1,250	1,375,000

		1,609,150
HOME FURNISHINGS — 0.07%
Whirlpool Corp.
3.70%, 03/01/23	1,500	1,510,930
4.85%, 06/15/21[a]	1,200	1,325,018
8.60%, 05/01/14	1,500	1,607,252

		4,443,200
HOUSEHOLD PRODUCTS & WARES — 0.23%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	1,300	1,266,799
5.38%, 04/15/20	150	161,251
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,000	977,084
3.35%, 12/15/15[a]	150	156,479
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	1,000	979,314
3.55%, 11/01/15	200	211,866
3.80%, 11/15/21	460	478,219
5.00%, 01/15/15	1,620	1,725,168
5.95%, 10/15/17	1,120	1,309,511
Kimberly-Clark Corp.
2.40%, 03/01/22	220	215,554
3.63%, 08/01/20[a]	750	807,064
3.88%, 03/01/21	400	436,748
4.88%, 08/15/15[a]	330	361,191
6.13%, 08/01/17	1,058	1,259,711
6.25%, 07/15/18	140	172,292
7.50%, 11/01/18	1,600	2,072,649
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,225	1,276,629

		13,867,529
HOUSEWARES — 0.10%
Newell Rubbermaid Inc.
2.00%, 06/15/15	3,000	3,046,560
2.05%, 12/01/17	1,000	997,941
4.00%, 06/15/22 (Call 03/15/22)	1,000	1,036,792
4.70%, 08/15/20	600	657,072
6.25%, 04/15/18	200	234,715

		5,973,080
INSURANCE — 3.05%
ACE INA Holdings Inc.
2.60%, 11/23/15	1,600	1,670,243
5.70%, 02/15/17	1,500	1,723,398
5.80%, 03/15/18	200	237,572
5.88%, 06/15/14	1,110	1,169,271
5.90%, 06/15/19	825	1,006,208
AEGON Funding Co. LLC
5.75%, 12/15/20	360	420,789

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Aflac Inc.
2.65%, 02/15/17	$1,750	$1,815,949
3.45%, 08/15/15[a]	1,050	1,109,355
4.00%, 02/15/22	200	210,354
8.50%, 05/15/19	800	1,064,154
Alleghany Corp.
5.63%, 09/15/20[a]	650	731,022
Allied World Assurance Co. Ltd.
5.50%, 11/15/20[a]	575	647,467
Allstate Corp. (The)
5.00%, 08/15/14	1,756	1,846,321
6.20%, 05/16/14	230	242,273
6.75%, 05/15/18	230	286,236
7.45%, 05/16/19	1,475	1,929,416
American International Group Inc.
3.80%, 03/22/17	3,258	3,478,345
4.25%, 09/15/14	2,810	2,930,075
4.88%, 09/15/16	2,507	2,771,116
4.88%, 06/01/22	4,431	4,905,071
5.05%, 10/01/15	1,536	1,675,112
5.45%, 05/18/17	177	199,451
5.60%, 10/18/16	2,040	2,303,506
5.85%, 01/16/18	2,885	3,325,239
6.40%, 12/15/20	2,764	3,356,366
8.25%, 08/15/18	2,925	3,724,870
Aon PLC
3.13%, 05/27/16	350	367,878
3.50%, 09/30/15[a]	750	789,399
5.00%, 09/30/20	2,000	2,266,998
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[a]	650	742,502
Assurant Inc.
4.00%, 03/15/23	1,000	995,151
Axis Capital Holdings Ltd.
5.75%, 12/01/14	200	213,467
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500	1,708,493
Berkshire Hathaway Finance Corp.
2.45%, 12/15/15	1,000	1,044,559
3.00%, 05/15/22	1,500	1,492,968
3.20%, 02/11/15	2,250	2,349,368
4.25%, 01/15/21[a]	1,558	1,733,521
4.85%, 01/15/15	7,260	7,760,157
5.10%, 07/15/14[a]	120	126,299
5.40%, 05/15/18[a]	828	973,080
Berkshire Hathaway Inc.
0.80%, 02/11/16	7,000	7,004,690
1.90%, 01/31/17	4,985	5,082,981
2.20%, 08/15/16	1,582	1,646,587
3.00%, 02/11/23	5,000	4,954,083
3.40%, 01/31/22[a]	750	772,133
Chubb Corp. (The)
5.75%, 05/15/18	1,300	1,549,320
6.38%, 03/29/67 (Call 04/15/17)[d]	1,500	1,687,500
CNA Financial Corp.
5.75%, 08/15/21[a]	740	861,831
5.85%, 12/15/14	1,650	1,762,518
5.88%, 08/15/20[a]	1,400	1,623,580
6.50%, 08/15/16	210	240,215
7.35%, 11/15/19	105	130,244
Everest Reinsurance Holdings Inc.
5.40%, 10/15/14	90	94,601

Security	Principal (000s)	Value

Fidelity National Financial Inc.
5.50%, 09/01/22	$1,000	$1,105,985
Genworth Financial Inc.
6.52%, 05/22/18	975	1,129,930
7.63%, 09/24/21[a]	2,550	3,145,213
Genworth Holdings Inc.
4.95%, 10/01/15[a]	210	224,263
5.75%, 06/15/14[a]	2,310	2,422,613
7.20%, 02/15/21	1,650	1,971,630
8.63%, 12/15/16[a]	500	604,898
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	800	908,304
Hartford Financial Services Group Inc.
4.00%, 10/15/17[a]	2,400	2,600,142
6.00%, 01/15/19	2,050	2,427,841
6.30%, 03/15/18	1,737	2,054,769
HCC Insurance Holdings Inc.
6.30%, 11/15/19	130	154,182
ING U.S. Inc.
5.50%, 07/15/22[b]	1,500	1,675,333
Jefferson-Pilot Corp.
4.75%, 01/30/14	90	92,389
Kemper Corp.
6.00%, 11/30/15[a]	1,000	1,086,582
6.00%, 05/15/17	350	378,049
Lincoln National Corp.
4.20%, 03/15/22	2,000	2,126,829
4.85%, 06/24/21	150	166,227
6.25%, 02/15/20	550	655,601
7.00%, 05/17/66 (Call 05/17/16)[a,d]	1,000	1,037,500
8.75%, 07/01/19	830	1,104,538
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	2,000	1,897,631
5.25%, 03/15/16	260	287,621
Manulife Financial Corp.
3.40%, 09/17/15	1,000	1,050,636
4.90%, 09/17/20	500	552,826
Markel Corp.
5.35%, 06/01/21	1,800	2,009,309
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	1,025	1,151,214
5.75%, 09/15/15	1,874	2,070,091
9.25%, 04/15/19	500	668,729
MetLife Inc.
1.76%, 12/15/17	1,000	1,004,853
4.75%, 02/08/21	1,801	2,038,274
5.00%, 06/15/15	1,843	1,995,048
5.50%, 06/15/14	350	367,708
6.75%, 06/01/16	2,541	2,957,399
7.72%, 02/15/19	1,122	1,448,793
PartnerRe Finance B LLC
5.50%, 06/01/20[a]	800	900,684
Principal Financial Group Inc.
3.30%, 09/15/22	1,550	1,554,869
8.88%, 05/15/19	500	666,578
Principal Life Income Funding Trusts
5.10%, 04/15/14	120	124,760
Progressive Corp. (The)
3.75%, 08/23/21	975	1,041,868
6.70%, 06/15/67 (Call 06/15/17)[a,d]	1,000	1,122,500
Protective Life Corp.
7.38%, 10/15/19	700	860,507

163

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Prudential Financial Inc.
3.00%, 05/12/16	$750	$789,985
4.50%, 11/16/21[a]	1,250	1,358,931
4.75%, 04/01/14	130	134,380
5.38%, 06/21/20[a]	300	348,931
5.50%, 03/15/16[a]	170	188,971
5.88%, 09/15/42 (Call 09/15/22)[d]	1,000	1,080,000
6.20%, 01/15/15	50	54,108
7.38%, 06/15/19	2,543	3,234,139
8.88%, 06/15/38 (Call 06/15/18)[d]	1,000	1,245,000
Series B
5.10%, 09/20/14	2,450	2,587,658
Series C
4.75%, 06/13/15	270	289,723
Series D
3.88%, 01/14/15	1,640	1,716,711
4.75%, 09/17/15	2,227	2,414,514
6.00%, 12/01/17	996	1,166,720
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,595	1,739,746
6.45%, 11/15/19	1,200	1,422,113
RenRe North America Holdings Inc.
5.75%, 03/15/20[a]	125	140,570
StanCorp Financial Group Inc.
5.00%, 08/15/22	950	977,465
Swiss Re Solutions Holding Corp.
6.45%, 03/01/19	200	233,900
Torchmark Corp.
3.80%, 09/15/22	1,000	1,006,965
6.38%, 06/15/16	350	394,873
9.25%, 06/15/19	325	431,174
Transatlantic Holdings Inc.
5.75%, 12/14/15	1,580	1,745,362
Travelers Companies Inc. (The)
3.90%, 11/01/20	1,500	1,643,451
5.50%, 12/01/15	320	356,673
5.75%, 12/15/17	530	627,243
5.80%, 05/15/18	1,837	2,193,655
6.25%, 06/20/16	500	576,198
Unum Group
5.63%, 09/15/20[a]	600	678,888
7.13%, 09/30/16	650	757,828
Willis Group Holdings PLC
5.75%, 03/15/21	400	445,571
Willis North America Inc.
5.63%, 07/15/15	310	334,191
6.20%, 03/28/17	860	972,054
7.00%, 09/29/19	1,600	1,880,744
WR Berkley Corp.
4.63%, 03/15/22	1,650	1,768,646
5.38%, 09/15/20	300	333,244
7.38%, 09/15/19	250	309,847
XL Group PLC
5.25%, 09/15/14	2,130	2,245,415

		187,423,605
INTERNET — 0.40%
Amazon.com Inc.
0.65%, 11/27/15	1,500	1,496,057
1.20%, 11/29/17	1,500	1,476,123
2.50%, 11/29/22 (Call 08/29/22)	1,500	1,419,324
Baidu Inc.
2.25%, 11/28/17	7,000	7,000,533

Security	Principal (000s)	Value

3.50%, 11/28/22	$2,000	$1,900,350
eBay Inc.
1.35%, 07/15/17	908	908,062
1.63%, 10/15/15	1,000	1,022,036
2.60%, 07/15/22 (Call 04/15/22)	372	359,902
3.25%, 10/15/20 (Call 07/15/20)	1,850	1,920,383
Expedia Inc.
5.95%, 08/15/20	1,400	1,554,000
7.46%, 08/15/18	500	590,000
Google Inc.
2.13%, 05/19/16	707	736,003
3.63%, 05/19/21	1,011	1,099,539
Symantec Corp.
2.75%, 09/15/15	1,000	1,034,266
2.75%, 06/15/17 (Call 05/15/17)[a]	1,000	1,024,622
4.20%, 09/15/20	1,050	1,103,081

		24,644,281
IRON & STEEL — 0.14%
Allegheny Technologies Inc.
9.38%, 06/01/19	550	691,879
Cliffs Natural Resources Inc.
3.95%, 01/15/18[a]	2,000	1,976,468
4.80%, 10/01/20[a]	1,960	1,890,556
5.90%, 03/15/20[a]	350	360,001
Nucor Corp.
5.75%, 12/01/17	1,350	1,578,773
5.85%, 06/01/18	1,200	1,421,827
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	350	348,371
6.20%, 11/15/16	290	325,258

		8,593,133
LEISURE TIME — 0.11%
Carnival Corp.
1.88%, 12/15/17[a]	7,000	6,947,684

		6,947,684
LODGING — 0.22%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	940	917,414
3.88%, 08/15/16 (Call 07/15/16)	170	180,104
5.38%, 08/15/21 (Call 05/15/21)	1,170	1,298,862
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	1,500	1,547,817
3.25%, 09/15/22 (Call 06/15/22)	1,000	971,758
5.81%, 11/10/15	230	252,473
6.20%, 06/15/16	200	227,470
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	1,500	1,437,183
6.75%, 05/15/18	1,150	1,385,490
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	2,500	2,500,165
2.95%, 03/01/17 (Call 02/01/17)	1,550	1,592,477
4.25%, 03/01/22 (Call 12/01/21)	800	816,587
5.63%, 03/01/21[a]	305	338,583
6.00%, 12/01/16[a]	14	15,740

		13,482,123

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

MACHINERY — 0.62%
Caterpillar Inc.
0.95%, 06/26/15	$7,000	$7,056,550
1.38%, 05/27/14	3,640	3,675,830
1.50%, 06/26/17	5,000	5,020,055
2.60%, 06/26/22 (Call 03/26/22)[a]	1,500	1,469,007
3.90%, 05/27/21	2,073	2,249,110
5.70%, 08/15/16	3,404	3,906,867
7.90%, 12/15/18	2,374	3,106,617
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	792	778,820
4.38%, 10/16/19	553	632,009
6.95%, 04/25/14	190	199,872
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	1,000	987,448
IDEX Corp.
4.20%, 12/15/21 (Call 09/15/21)	250	260,750
Joy Global Inc.
5.13%, 10/15/21[a]	1,950	2,124,938
Rockwell Automation Inc.
5.65%, 12/01/17	300	347,906
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,500	1,465,663
6.25%, 09/01/19	1,350	1,596,742
Xylem Inc.
3.55%, 09/20/16	250	264,749
4.88%, 10/01/21	2,750	3,039,958

		38,182,891
MANUFACTURING — 1.14%
3M Co.
1.00%, 06/26/17[a]	1,000	992,150
1.38%, 09/29/16	1,722	1,753,034
2.00%, 06/26/22	1,500	1,444,190
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,500	1,481,144
Cooper US Inc.
2.38%, 01/15/16	350	361,182
3.88%, 12/15/20 (Call 09/15/20)	1,460	1,561,852
6.10%, 07/01/17	200	232,608
Danaher Corp.
1.30%, 06/23/14	315	317,641
2.30%, 06/23/16	100	104,049
3.90%, 06/23/21 (Call 03/23/21)	2,100	2,295,739
5.40%, 03/01/19	558	660,609
5.63%, 01/15/18	1,100	1,283,220
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	2,000	2,228,256
4.88%, 10/15/15	180	197,528
5.45%, 03/15/18	100	117,940
Eaton Corp.
0.95%, 11/02/15[b]	7,000	7,007,211
1.50%, 11/02/17[b]	5,150	5,102,354
2.75%, 11/02/22[b]	1,500	1,444,257
Eaton Corp. PLC
5.60%, 05/15/18	1,150	1,332,717
6.95%, 03/20/19	405	495,680
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[a,d]	1,250	1,337,500
General Electric Co.

Security	Principal (000s)	Value

0.85%, 10/09/15	$9,500	$9,520,618
2.70%, 10/09/22	4,000	3,941,200
5.25%, 12/06/17	4,882	5,648,492
Harsco Corp.
2.70%, 10/15/15	1,400	1,411,001
5.75%, 05/15/18	1,050	1,125,591
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	955	1,000,585
5.15%, 04/01/14	1,450	1,502,794
6.25%, 04/01/19	500	605,147
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	2,892	3,459,291
Ingersoll-Rand PLC
4.75%, 05/15/15	110	116,345
Parker Hannifin Corp.
3.50%, 09/15/22[a]	1,000	1,051,844
Pentair Finance SA
2.65%, 12/01/19	1,050	1,040,664
3.15%, 09/15/22 (Call 06/15/22)	1,250	1,200,126
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	900	980,258
Textron Inc.
4.63%, 09/21/16	725	779,421
5.60%, 12/01/17	895	1,003,556
5.95%, 09/21/21 (Call 06/21/21)	725	826,344
Tyco Electronics Group SA
4.88%, 01/15/21	1,900	2,052,248
6.55%, 10/01/17	1,000	1,179,354

		70,195,740
MEDIA — 3.26%
CBS Corp.
1.95%, 07/01/17	6,000	6,059,327
3.38%, 03/01/22 (Call 12/01/21)[a]	2,050	2,052,221
4.63%, 05/15/18	170	188,847
5.75%, 04/15/20	1,900	2,201,755
8.88%, 05/15/19	300	398,393
CC Holdings GS V LLC
3.85%, 04/15/23[b]	2,500	2,477,392
Comcast Cable Communications LLC
8.88%, 05/01/17	5,530	7,027,587
Comcast Corp.
3.13%, 07/15/22	5,000	5,105,575
4.95%, 06/15/16	1,070	1,190,918
5.15%, 03/01/20	2,092	2,439,929
5.30%, 01/15/14	790	813,006
5.70%, 05/15/18	2,275	2,715,482
5.70%, 07/01/19	1,000	1,204,678
5.85%, 11/15/15	1,806	2,022,301
5.90%, 03/15/16	3,867	4,391,986
6.30%, 11/15/17	3,398	4,079,187
6.50%, 01/15/17	2,413	2,855,688
COX Communications Inc.
5.45%, 12/15/14	347	372,591
5.50%, 10/01/15	610	674,088
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	1,500	1,483,629
2.40%, 03/15/17	2,962	3,032,446
3.50%, 03/01/16	2,476	2,627,851
3.55%, 03/15/15	2,045	2,138,816
3.80%, 03/15/22	1,862	1,881,345
4.60%, 02/15/21 (Call 11/15/20)	2,128	2,290,740

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

4.75%, 10/01/14	$3,050	$3,211,240
5.00%, 03/01/21	2,089	2,323,942
5.88%, 10/01/19	2,238	2,627,920
Discovery Communications LLC
3.30%, 05/15/22	6,000	6,041,620
3.70%, 06/01/15	1,780	1,878,321
4.38%, 06/15/21	1,500	1,628,459
5.05%, 06/01/20	1,327	1,510,168
5.63%, 08/15/19[a]	1,050	1,237,606
Historic TW Inc.
6.88%, 06/15/18	1,380	1,693,633
McGraw-Hill Companies Inc. (The)
5.90%, 11/15/17	1,225	1,345,394
NBCUniversal Media LLC
2.88%, 04/01/16	3,297	3,473,534
3.65%, 04/30/15	3,500	3,696,843
5.15%, 04/30/20	3,126	3,664,046
News America Inc.
3.00%, 09/15/22	2,000	1,942,877
4.50%, 02/15/21[a]	3,513	3,888,245
5.30%, 12/15/14	1,773	1,896,853
5.65%, 08/15/20	200	234,953
6.90%, 03/01/19	800	985,072
8.25%, 08/10/18	100	129,648
Reed Elsevier Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)[b]	84	80,912
8.63%, 01/15/19	2,200	2,844,775
Scripps Networks Interactive Inc.
2.70%, 12/15/16	1,000	1,043,855
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	1,000	1,058,866
4.70%, 10/15/19	1,300	1,459,199
5.70%, 10/01/14	3,865	4,115,838
6.50%, 07/15/18	982	1,185,378
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	6,163	6,444,835
4.13%, 02/15/21 (Call 11/15/20)[a]	500	528,414
5.00%, 02/01/20	3,912	4,391,433
5.85%, 05/01/17	2,549	2,932,653
6.75%, 07/01/18	2,201	2,668,507
7.50%, 04/01/14	3,300	3,484,457
8.25%, 04/01/19	2,348	3,017,807
8.75%, 02/14/19	5,246	6,887,355
Time Warner Inc.
3.40%, 06/15/22[a]	4,000	4,027,847
4.00%, 01/15/22	750	800,115
4.70%, 01/15/21	2,227	2,481,549
4.75%, 03/29/21	2,290	2,565,934
4.88%, 03/15/20	2,295	2,601,111
5.88%, 11/15/16	2,609	3,005,800
7.25%, 10/15/17[a]	400	487,519
Viacom Inc.
1.25%, 02/27/15	1,900	1,912,861
2.50%, 12/15/16	1,800	1,869,090
3.50%, 04/01/17[a]	1,150	1,226,567
3.88%, 12/15/21	1,250	1,306,871
4.25%, 09/15/15	5,000	5,365,948
4.38%, 09/15/14	5,300	5,545,447
4.50%, 03/01/21	1,650	1,789,036
5.63%, 09/15/19	600	704,717
6.13%, 10/05/17[a]	160	187,851
6.25%, 04/30/16	1,862	2,122,685
Walt Disney Co. (The)

Security	Principal (000s)	Value

0.88%, 12/01/14	$1,500	$1,508,917
1.10%, 12/01/17	1,000	987,902
1.13%, 02/15/17	2,409	2,393,943
1.35%, 08/16/16	1,506	1,529,549
2.35%, 12/01/22	2,000	1,910,818
2.55%, 02/15/22[a]	200	196,003
3.75%, 06/01/21	1,750	1,886,626
4.50%, 12/15/13	1,920	1,961,770
5.50%, 03/15/19	1,600	1,896,149
5.63%, 09/15/16	93	106,474
Series B
5.88%, 12/15/17	100	118,556
6.20%, 06/20/14	130	137,903
Washington Post Co. (The)
7.25%, 02/01/19	100	117,722

		200,033,716
METAL FABRICATE & HARDWARE — 0.14%
Precision Castparts Corp.
0.70%, 12/20/15	5,000	4,999,139
1.25%, 01/15/18	1,525	1,504,782
2.50%, 01/15/23 (Call 10/15/22)	2,275	2,193,416

		8,697,337
MINING — 1.89%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	3,032	3,083,067
5.55%, 02/01/17	1,173	1,271,059
5.72%, 02/23/19	279	299,663
6.15%, 08/15/20	1,601	1,713,094
6.75%, 07/15/18	2,529	2,833,402
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	1,250	1,228,838
5.38%, 04/15/20[a]	1,650	1,699,031
Barrick Gold Corp.
1.75%, 05/30/14	120	120,883
2.90%, 05/30/16	2,936	3,025,068
3.85%, 04/01/22[a]	3,175	3,030,220
6.95%, 04/01/19	1,096	1,295,049
Barrick Gold Finance Co.
4.88%, 11/15/14	160	168,707
Barrick North America Finance LLC
4.40%, 05/30/21	1,103	1,100,781
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	5,500	5,710,246
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	4,400	4,433,591
1.13%, 11/21/14	190	191,751
1.63%, 02/24/17	3,696	3,735,317
1.88%, 11/21/16	2,327	2,387,888
2.88%, 02/24/22	1,295	1,288,514
3.25%, 11/21/21	2,382	2,444,191
5.50%, 04/01/14	1,120	1,167,184
6.50%, 04/01/19	1,544	1,919,741
7.25%, 03/01/16	670	780,210
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	2,860	2,877,968
2.15%, 03/01/17[a]	850	857,289
3.10%, 03/15/20[b]	1,000	979,891
3.55%, 03/01/22 (Call 12/01/21)	1,862	1,809,941

166

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

3.88%, 03/15/23 (Call 12/15/22)[b]	$4,400	$4,265,249
Goldcorp Inc.
2.13%, 03/15/18[a]	5,000	4,942,195
3.70%, 03/15/23 (Call 12/15/22)	3,400	3,253,978
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,247	1,183,333
5.13%, 10/01/19	2,038	2,254,858
Rio Tinto Alcan Inc.
5.00%, 06/01/15	210	226,827
5.20%, 01/15/14	190	195,227
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	1,200	1,226,600
2.25%, 09/20/16	2,350	2,424,644
2.50%, 05/20/16	2,000	2,075,336
3.50%, 11/02/20	1,448	1,485,122
3.75%, 09/20/21	2,032	2,097,843
4.13%, 05/20/21	1,210	1,279,431
6.50%, 07/15/18	4,798	5,828,013
8.95%, 05/01/14	2,310	2,482,985
9.00%, 05/01/19	1,089	1,471,629
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	2,400	2,412,377
1.63%, 08/21/17 (Call 07/21/17)	1,500	1,495,934
2.88%, 08/21/22 (Call 05/21/22)[a]	1,000	951,060
Southern Copper Corp.
3.50%, 11/08/22[a]	2,550	2,415,181
Teck Resources Ltd.
2.50%, 02/01/18[a]	1,400	1,413,442
3.00%, 03/01/19	1,100	1,108,573
3.15%, 01/15/17	500	519,426
3.85%, 08/15/17	100	106,460
4.75%, 01/15/22 (Call 10/15/21)	2,000	2,095,655
5.38%, 10/01/15	1,000	1,093,435
Vale Inco Ltd.
5.70%, 10/15/15	70	76,832
Vale Overseas Ltd.
4.38%, 01/11/22[a]	3,000	2,979,662
4.63%, 09/15/20	3,000	3,102,000
5.63%, 09/15/19[a]	1,500	1,674,128
6.25%, 01/11/16	2,190	2,434,187
6.25%, 01/23/17[a]	1,322	1,503,594
Xstrata Canada Corp.
5.38%, 06/01/15	760	817,874
6.00%, 10/15/15[a]	1,470	1,620,083

		115,965,757
MULTI-NATIONAL — 5.17%
African Development Bank
1.13%, 03/15/17	1,500	1,515,964
2.50%, 03/15/16	4,800	5,049,867
3.00%, 05/27/14	2,700	2,772,528
Corporacion Andina de Fomento
3.75%, 01/15/16	8,000	8,428,289
4.38%, 06/15/22	3,834	4,088,881
Council of Europe Development Bank
1.13%, 05/31/18	5,000	4,936,217
1.50%, 02/22/17	6,000	6,114,949
1.50%, 06/19/17	1,000	1,018,888
2.75%, 02/10/15	2,000	2,077,599
European Bank for Reconstruction and Development
0.75%, 09/01/17	2,000	1,980,124
1.00%, 02/16/17	4,500	4,526,337

Security	Principal (000s)	Value

1.38%, 10/20/16	$2,300	$2,349,473
1.63%, 09/03/15	5,500	5,638,328
2.50%, 03/15/16	3,000	3,157,871
European Investment Bank
0.63%, 04/15/16	24,000	23,977,538
1.00%, 07/15/15	6,900	6,976,956
1.00%, 12/15/17	10,750	10,655,527
1.00%, 03/15/18	15,250	15,053,164
1.00%, 06/15/18	13,000	12,778,221
1.13%, 09/15/17	5,250	5,250,037
1.63%, 09/01/15	8,700	8,918,473
1.63%, 06/15/17	6,000	6,128,913
1.75%, 03/15/17	8,800	9,061,327
2.13%, 07/15/16	7,750	8,084,821
2.25%, 03/15/16	5,750	6,004,061
2.50%, 05/16/16	8,250	8,690,552
2.75%, 03/23/15	10,700	11,149,357
2.88%, 09/15/20	8,050	8,498,440
3.13%, 06/04/14	2,450	2,518,792
4.00%, 02/16/21	500	564,468
4.63%, 05/15/14	9,992	10,403,585
4.88%, 01/17/17	4,250	4,849,334
5.13%, 09/13/16	8,850	10,083,486
5.13%, 05/30/17	2,500	2,901,582
International Bank for Reconstruction and Development
0.50%, 04/15/16	5,000	4,993,186
0.88%, 04/17/17	13,700	13,763,347
1.00%, 09/15/16	8,900	8,993,618
1.13%, 08/25/14	7,050	7,120,571
2.13%, 03/15/16[a]	5,800	6,051,878
2.13%, 02/13/23	5,500	5,404,649
2.38%, 05/26/15	8,950	9,303,883
International Finance Corp.
1.13%, 11/23/16	9,050	9,167,436
2.13%, 11/17/17	3,500	3,665,107
2.25%, 04/11/16	5,550	5,810,949
2.75%, 04/20/15	2,000	2,087,835
Series G
3.00%, 04/22/14	4,000	4,093,032
Nordic Investment Bank
0.50%, 04/14/16	1,500	1,497,133
0.75%, 01/17/18	1,000	984,497
1.00%, 03/07/17	400	402,467
2.25%, 03/15/16[a]	5,000	5,227,282
2.63%, 10/06/14	2,000	2,061,879
5.00%, 02/01/17	512	588,425

		317,421,123
OFFICE & BUSINESS EQUIPMENT — 0.26%
Pitney Bowes Inc.
4.75%, 01/15/16[a]	410	435,359
4.75%, 05/15/18	190	202,066
4.88%, 08/15/14	140	145,695
5.00%, 03/15/15	2,120	2,232,811
5.75%, 09/15/17[a]	1,537	1,705,957
Xerox Corp.
2.95%, 03/15/17	500	515,425
4.25%, 02/15/15	2,570	2,701,597
4.50%, 05/15/21[a]	1,629	1,722,667
5.63%, 12/15/19	900	1,022,258
6.35%, 05/15/18	2,476	2,886,498
6.40%, 03/15/16[a]	1,800	2,026,547

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

6.75%, 02/01/17	$200	$231,129
8.25%, 05/15/14	60	64,152
		15,892,161

OIL & GAS — 4.98%
Anadarko Petroleum Corp.
5.95%, 09/15/16	2,233	2,544,112
6.38%, 09/15/17	1,582	1,870,189
6.95%, 06/15/19	750	928,953
8.70%, 03/15/19[a]	2,219	2,949,255
Apache Corp.
1.75%, 04/15/17[a]	1,100	1,113,699
3.25%, 04/15/22 (Call 01/15/22)	1,862	1,894,280
3.63%, 02/01/21 (Call 11/01/20)[a]	4,000	4,228,956
5.63%, 01/15/17	2,505	2,868,104
Apache Finance Canada Corp.
4.38%, 05/15/15	80	85,608
BP Capital Markets PLC
1.38%, 11/06/17	1,000	988,650
1.38%, 05/10/18	1,500	1,478,979
1.85%, 05/05/17[a]	2,665	2,700,892
2.50%, 11/06/22	2,000	1,878,959
3.13%, 10/01/15	4,704	4,951,137
3.20%, 03/11/16	3,512	3,724,630
3.25%, 05/06/22	2,792	2,790,855
3.56%, 11/01/21	2,500	2,601,678
3.88%, 03/10/15	3,950	4,171,100
4.50%, 10/01/20	2,571	2,884,184
4.74%, 03/11/21	2,933	3,304,446
4.75%, 03/10/19	1,163	1,326,252
British Transco Finance Inc.
6.63%, 06/01/18	130	157,910
Canadian Natural Resources Ltd.
1.45%, 11/14/14	150	151,262
3.45%, 11/15/21 (Call 08/15/21)[a]	2,600	2,673,037
4.90%, 12/01/14	70	74,145
5.70%, 05/15/17	2,126	2,441,041
5.90%, 02/01/18	350	410,491
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	1,000	980,208
4.50%, 09/15/14	1,850	1,936,187
5.70%, 10/15/19	1,173	1,384,355
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	2,000	1,983,036
2.36%, 12/05/22 (Call 09/05/22)	5,000	4,799,061
4.95%, 03/03/19	1,876	2,197,873
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	5,000	4,707,026
ConocoPhillips
4.60%, 01/15/15	3,600	3,828,662
4.75%, 02/01/14	827	850,325
5.20%, 05/15/18[a]	1,050	1,219,699
5.75%, 02/01/19	1,778	2,136,829
6.00%, 01/15/20	1,387	1,699,553
6.65%, 07/15/18	1,240	1,533,109
ConocoPhillips Co.
1.05%, 12/15/17 (Call 09/15/17)	1,500	1,478,410
2.40%, 12/15/22 (Call 09/15/22)	3,500	3,360,685
Devon Energy Corp.
2.40%, 07/15/16 (Call 06/15/16)[a]	750	774,395
3.25%, 05/15/22 (Call 02/15/22)	531	529,805
4.00%, 07/15/21 (Call 04/15/21)[a]	5,450	5,766,823

Security	Principal (000s)	Value

5.63%, 01/15/14	$125	$128,739
6.30%, 01/15/19	3,750	4,447,929
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	150	162,581
5.15%, 09/01/14	60	63,272
5.88%, 05/01/19	950	1,145,708
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	1,600	1,668,532
6.50%, 05/15/19[a]	45	53,635
Ensco PLC
3.25%, 03/15/16	2,792	2,951,272
4.70%, 03/15/21	3,053	3,368,559
EOG Resources Inc.
2.50%, 02/01/16	500	520,965
2.95%, 06/01/15	1,900	1,984,494
4.10%, 02/01/21	1,229	1,343,824
4.40%, 06/01/20[a]	1,200	1,342,304
5.63%, 06/01/19	1,396	1,667,866
5.88%, 09/15/17	453	534,019
6.88%, 10/01/18	400	500,508
EQT Corp.
4.88%, 11/15/21	1,350	1,421,129
6.50%, 04/01/18	900	1,038,590
8.13%, 06/01/19	1,150	1,414,744
Hess Corp.
8.13%, 02/15/19	2,038	2,619,100
Husky Energy Inc.
5.90%, 06/15/14	2,290	2,407,957
6.15%, 06/15/19	150	178,091
7.25%, 12/15/19	1,983	2,518,913
Marathon Oil Corp.
0.90%, 11/01/15	8,100	8,094,814
5.90%, 03/15/18	1,524	1,794,225
6.00%, 10/01/17	667	783,923
Marathon Petroleum Corp.
3.50%, 03/01/16	6,290	6,688,085
5.13%, 03/01/21	1,461	1,676,361
Murphy Oil Corp.
2.50%, 12/01/17	4,000	4,025,789
3.70%, 12/01/22 (Call 09/01/22)	1,000	971,847
4.00%, 06/01/22 (Call 03/01/22)[a]	1,000	988,081
Nabors Industries Inc.
4.63%, 09/15/21	1,750	1,800,257
9.25%, 01/15/19	2,873	3,634,065
Nexen Inc.
6.20%, 07/30/19	1,750	2,117,510
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	2,848	3,073,788
8.25%, 03/01/19	828	1,061,091
Noble Holding International Ltd.
2.50%, 03/15/17	300	302,397
3.45%, 08/01/15	1,600	1,666,009
3.95%, 03/15/22	250	253,514
4.90%, 08/01/20	1,200	1,312,772
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)[a]	2,000	1,997,487
1.75%, 02/15/17	3,300	3,350,147
2.50%, 02/01/16	400	417,312
2.70%, 02/15/23 (Call 11/15/22)	5,000	4,833,296
3.13%, 02/15/22 (Call 11/15/21)	279	283,574
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,940	2,140,631

168

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

PC Financial Partnership
5.00%, 11/15/14	$100	$105,891
Petro-Canada
6.05%, 05/15/18	3,250	3,859,310
Petrohawk Energy Corp.
6.25%, 06/01/19 (Call 06/01/15)	1,500	1,689,375
7.25%, 08/15/18 (Call 08/15/14)	3,862	4,286,820
Phillips 66
1.95%, 03/05/15	5,000	5,101,498
2.95%, 05/01/17	4,850	5,088,487
4.30%, 04/01/22	2,000	2,161,627
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	700	717,924
6.65%, 03/15/17	2,000	2,317,948
7.50%, 01/15/20	100	124,728
Pride International Inc.
6.88%, 08/15/20	670	829,229
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	1,500	1,595,010
5.00%, 09/01/17[a]	800	881,215
7.88%, 08/01/19	175	217,143
Shell International Finance BV
1.13%, 08/21/17	1,000	995,624
2.25%, 01/06/23	2,000	1,890,104
2.38%, 08/21/22	750	720,673
3.10%, 06/28/15	5,850	6,156,594
3.25%, 09/22/15	7,094	7,528,315
4.30%, 09/22/19	4,209	4,798,280
4.38%, 03/25/20	130	147,803
5.20%, 03/22/17	115	131,695
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	3,400	3,521,420
Statoil ASA
1.20%, 01/17/18	7,000	6,918,300
1.80%, 11/23/16	500	514,249
2.45%, 01/17/23	2,500	2,383,632
2.90%, 10/15/14	500	515,718
3.13%, 08/17/17	3,960	4,233,051
3.15%, 01/23/22	158	161,726
3.88%, 04/15/14	1,840	1,892,929
5.25%, 04/15/19	2,999	3,554,390
6.70%, 01/15/18	200	242,960
Suncor Energy Inc.
6.10%, 06/01/18	875	1,043,440
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	1,750	1,796,770
5.13%, 05/15/15	90	96,506
7.75%, 06/01/19	1,140	1,423,138
Total Capital Canada Ltd.
1.45%, 01/15/18	4,000	3,985,472
Total Capital International SA
0.75%, 01/25/16	3,050	3,044,828
1.50%, 02/17/17	2,404	2,421,213
1.55%, 06/28/17	2,792	2,805,033
Total Capital SA
2.30%, 03/15/16	465	482,433
3.00%, 06/24/15	2,720	2,849,333
3.13%, 10/02/15	1,848	1,950,498
4.13%, 01/28/21	950	1,044,437
4.45%, 06/24/20	2,054	2,321,775
Transocean Inc.
4.95%, 11/15/15	1,675	1,813,509
5.05%, 12/15/16	1,769	1,958,525

Security	Principal (000s)	Value

6.00%, 03/15/18	$2,482	$2,853,747
6.38%, 12/15/21	2,110	2,451,181
6.50%, 11/15/20	1,618	1,892,404
Valero Energy Corp.
4.50%, 02/01/15	2,060	2,183,909
6.13%, 06/15/17	612	717,317
6.13%, 02/01/20	1,066	1,273,691
9.38%, 03/15/19	931	1,256,072
XTO Energy Inc.
5.50%, 06/15/18	2,400	2,877,350
6.25%, 08/01/17	750	900,143

		305,834,943
OIL & GAS SERVICES — 0.40%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	2,100	2,170,124
7.50%, 11/15/18	884	1,139,480
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	2,050	2,258,055
6.38%, 07/15/18	200	239,717
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	1,000	988,936
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	1,500	1,562,610
6.15%, 09/15/19	1,564	1,938,596
National Oilwell Varco Inc.
1.35%, 12/01/17	3,000	2,980,724
2.60%, 12/01/22 (Call 09/01/22)	3,400	3,274,601
Weatherford International Ltd.
5.13%, 09/15/20	1,780	1,915,896
5.50%, 02/15/16	210	229,520
6.35%, 06/15/17	4,985	5,707,945

		24,406,204
PACKAGING & CONTAINERS — 0.09%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	100	105,855
5.65%, 08/01/14	4,030	4,246,426
6.80%, 08/01/19	555	649,668
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	750	765,129
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	75	79,572

		5,846,650
PHARMACEUTICALS — 3.61%
Abbott Laboratories
4.13%, 05/27/20	300	333,928
5.13%, 04/01/19	2,578	3,011,966
AbbVie Inc.
1.20%, 11/06/15[b]	6,500	6,534,753
1.75%, 11/06/17[b]	9,650	9,663,001
2.00%, 11/06/18[b]	4,500	4,500,392
2.90%, 11/06/22[b]	3,725	3,625,662
Allergan Inc.
1.35%, 03/15/18	5,000	4,954,398
3.38%, 09/15/20	2,500	2,634,609
5.75%, 04/01/16	520	585,632

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	$1,875	$1,948,294
5.88%, 09/15/15	795	880,427
AstraZeneca PLC
1.95%, 09/18/19	2,000	1,999,791
5.40%, 06/01/14	690	723,992
5.90%, 09/15/17	3,117	3,692,881
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,163	1,143,097
2.00%, 08/01/22	931	863,239
5.45%, 05/01/18	1,650	1,945,065
Cardinal Health Inc.
3.20%, 06/15/22	900	888,837
3.20%, 03/15/23	1,300	1,265,720
4.00%, 06/15/15	2,090	2,213,746
DENTSPLY International Inc.
2.75%, 08/15/16[a]	140	143,178
4.13%, 08/15/21 (Call 05/15/21)	1,945	2,034,248
Eli Lilly and Co.
5.20%, 03/15/17	996	1,135,241
Express Scripts Holding Co.
2.10%, 02/12/15	7,000	7,140,319
2.65%, 02/15/17	1,000	1,036,587
2.75%, 11/21/14	1,440	1,479,797
3.13%, 05/15/16	2,099	2,215,677
3.50%, 11/15/16	2,550	2,734,055
3.90%, 02/15/22	1,000	1,055,890
4.75%, 11/15/21	800	893,720
7.25%, 06/15/19	1,150	1,439,884
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	1,000	996,005
2.80%, 03/18/23	3,000	2,934,294
4.38%, 04/15/14	170	175,772
5.65%, 05/15/18	3,980	4,740,451
GlaxoSmithKline Capital PLC
1.50%, 05/08/17[a]	6,046	6,098,842
2.85%, 05/08/22	3,189	3,171,486
Johnson & Johnson
1.20%, 05/15/14	965	973,403
2.15%, 05/15/16	1,801	1,876,999
2.95%, 09/01/20	1,200	1,255,049
3.55%, 05/15/21[a]	1,900	2,063,091
5.15%, 07/15/18	2,863	3,392,131
5.55%, 08/15/17	1,762	2,071,574
McKesson Corp.
0.95%, 12/04/15	4,000	4,014,195
1.40%, 03/15/18	1,000	987,697
2.70%, 12/15/22 (Call 09/15/22)	1,275	1,232,114
3.25%, 03/01/16	1,200	1,272,886
4.75%, 03/01/21 (Call 12/01/20)	850	957,738
5.70%, 03/01/17	1,617	1,854,259
6.50%, 02/15/14	130	135,334
7.50%, 02/15/19	485	625,164
Mead Johnson Nutrition Co.
3.50%, 11/01/14	1,525	1,583,830
4.90%, 11/01/19	5,400	5,978,679
Medco Health Solutions Inc.
2.75%, 09/15/15	2,400	2,493,301
4.13%, 09/15/20	500	537,916
7.13%, 03/15/18	2,388	2,932,105
Merck & Co. Inc.
1.10%, 01/31/18	2,000	1,966,025
1.30%, 05/18/18	3,500	3,478,571
2.40%, 09/15/22 (Call 06/15/22)	3,100	2,972,029

Security	Principal (000s)	Value

2.80%, 05/18/23	$1,500	$1,474,304
3.88%, 01/15/21 (Call 10/15/20)	1,021	1,113,405
4.00%, 06/30/15	2,070	2,214,991
4.75%, 03/01/15	850	912,288
5.00%, 06/30/19	3,690	4,321,193
Novartis Capital Corp.
2.40%, 09/21/22	2,000	1,928,421
2.90%, 04/24/15	5,330	5,565,440
4.40%, 04/24/20	168	189,920
Novartis Securities Investment Ltd.
5.13%, 02/10/19	3,763	4,409,868
Pfizer Inc.
3.00%, 06/15/23	900	899,209
4.65%, 03/01/18[a]	200	228,793
5.35%, 03/15/15	5,040	5,455,209
6.20%, 03/15/19	6,584	8,109,251
Pharmacia Corp.
6.50%, 12/01/18	140	173,497
Sanofi
1.20%, 09/30/14	250	252,528
1.25%, 04/10/18	1,500	1,477,515
2.63%, 03/29/16	14,979	15,700,997
4.00%, 03/29/21	2,782	3,052,009
Schering-Plough Corp./ Merck & Co. Inc.
6.00%, 09/15/17	83	98,768
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	2,150	2,237,852
2.95%, 12/18/22	1,500	1,460,878
Series 2
3.65%, 11/10/21	1,329	1,380,890
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	6,300	6,577,638
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	800	807,900
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	750	779,283
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	1,500	1,475,378
Watson Pharmaceuticals Inc.
1.88%, 10/01/17	300	297,853
3.25%, 10/01/22 (Call 07/01/22)	2,500	2,448,546
5.00%, 08/15/14	80	83,718
6.13%, 08/15/19	2,195	2,564,644
Wyeth LLC
5.45%, 04/01/17	315	363,746
5.50%, 02/15/16	168	188,826
Zoetis Inc.
1.15%, 02/01/16[b]	2,000	2,007,618
1.88%, 02/01/18[b]	225	226,271
3.25%, 02/01/23 (Call 11/01/22)[b]	4,025	3,988,546

		221,956,159
PIPELINES — 2.20%
Boardwalk Pipelines Partners LP
5.50%, 02/01/17	110	120,687
5.75%, 09/15/19	850	967,446
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	900	947,855
5.30%, 10/15/14	2,080	2,188,177
5.50%, 08/15/19	500	561,298
6.05%, 01/15/18	5,200	5,940,314

170

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)[a]	$2,023	$2,263,503
6.13%, 11/01/17	200	235,184
6.15%, 05/01/16[a]	210	237,089
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	2,450	2,380,727
4.95%, 04/01/22 (Call 01/01/22)	1,000	1,055,037
Duke Capital LLC
8.00%, 10/01/19	1,050	1,352,237
El Paso Natural Gas Co.
5.95%, 04/15/17	350	401,987
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)	2,000	2,222,987
Enbridge Energy Partners LP
5.20%, 03/15/20	2,595	2,879,215
9.88%, 03/01/19	875	1,182,292
Enbridge Inc.
4.90%, 03/01/15	120	128,171
5.60%, 04/01/17[a]	1,975	2,235,926
5.80%, 06/15/14	240	252,372
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	1,787	1,915,124
5.20%, 02/01/22 (Call 11/01/21)	1,866	2,054,058
5.95%, 02/01/15	1,140	1,228,933
6.13%, 02/15/17	230	262,845
6.70%, 07/01/18	1,350	1,619,179
9.00%, 04/15/19	840	1,101,614
9.70%, 03/15/19	665	891,782
Enterprise Products Operating LLC
1.25%, 08/13/15	6,700	6,749,953
3.20%, 02/01/16	405	426,905
3.35%, 03/15/23 (Call 12/15/22)	7,600	7,512,087
4.05%, 02/15/22	2,000	2,121,934
5.20%, 09/01/20	168	192,974
5.25%, 01/31/20	600	688,377
6.50%, 01/31/19	1,450	1,771,777
6.65%, 04/15/18	800	983,207
Series G
5.60%, 10/15/14	1,548	1,652,790
Series L
6.30%, 09/15/17	2,362	2,809,702
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	1,000	1,025,367
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	1,150	1,221,172
4.15%, 03/01/22[a]	900	944,409
5.13%, 11/15/14	170	180,729
5.30%, 09/15/20	1,500	1,717,945
5.63%, 02/15/15	75	81,014
5.80%, 03/01/21[a]	150	174,780
5.95%, 02/15/18	1,055	1,246,522
6.00%, 02/01/17	1,000	1,151,498
6.85%, 02/15/20	1,615	1,985,618
9.00%, 02/01/19	1,600	2,129,421
Magellan Midstream Partners LP
4.25%, 02/01/21	1,170	1,252,061
5.65%, 10/15/16	220	251,434
6.45%, 06/01/14	60	63,303
6.55%, 07/15/19	2,425	3,010,633
Northern Border Pipeline Co. Series A
7.50%, 09/15/21	90	109,266
Northwest Pipeline GP
6.05%, 06/15/18	215	255,424

Security	Principal (000s)	Value

ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	$650	$667,122
5.20%, 06/15/15	1,270	1,372,364
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	1,000	1,005,945
3.25%, 02/01/16 (Call 01/01/16)	1,550	1,627,149
3.38%, 10/01/22 (Call 07/01/22)	1,500	1,457,133
6.15%, 10/01/16	425	487,444
8.63%, 03/01/19	1,000	1,310,532
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17	300	352,335
Plains All American Pipeline LP
5.00%, 02/01/21 (Call 11/01/20)	3,475	3,945,128
5.63%, 12/15/13	70	71,869
5.75%, 01/15/20	1,240	1,458,836
6.50%, 05/01/18	200	243,005
8.75%, 05/01/19	1,950	2,610,242
Questar Pipeline Co.
5.83%, 02/01/18	1,000	1,138,852
Southern Natural Gas Co. LLC
5.90%, 04/01/17[b]	325	372,467
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	1,850	2,004,859
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	1,500	1,461,850
5.67%, 08/15/14	1,450	1,531,664
5.90%, 09/15/13	70	71,035
Spectra Energy Partners LP
2.95%, 06/15/16 (Call 05/15/16)	1,000	1,026,999
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	1,850	1,786,547
4.65%, 02/15/22	150	159,824
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	450	471,566
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	1,375	1,661,263
Texas Gas Transmission LLC
4.60%, 06/01/15[a]	1,125	1,184,180
TransCanada PipeLines Ltd.
0.88%, 03/02/15	230	230,672
2.50%, 08/01/22	2,650	2,517,768
3.40%, 06/01/15	1,400	1,473,315
3.80%, 10/01/20	2,900	3,120,842
4.88%, 01/15/15	100	106,561
6.35%, 05/15/67 (Call 05/15/17)[d]	500	532,500
6.50%, 08/15/18	3,186	3,905,184
7.13%, 01/15/19	149	186,425
9.88%, 01/01/21	320	457,196
Transcontinental Gas Pipe Line Corp.
6.05%, 06/15/18	1,105	1,318,594
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	1,350	1,369,084
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[a]	1,250	1,214,378
7.88%, 09/01/21	1,000	1,253,106
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	1,250	1,205,646
3.80%, 02/15/15	920	964,938
4.00%, 11/15/21 (Call 08/15/21)	2,750	2,831,536
5.25%, 03/15/20	1,832	2,046,405
7.25%, 02/01/17	2,250	2,661,314

		135,212,015

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

REAL ESTATE — 0.13%
Brookfield Asset Management Inc.
5.80%, 04/25/17[a]	$250	$279,367
ProLogis LP
4.50%, 08/15/17	500	542,831
6.13%, 12/01/16	480	548,274
6.25%, 03/15/17[a]	750	855,756
6.63%, 05/15/18	1,600	1,910,067
6.88%, 03/15/20 (Call 12/16/19)[a]	1,640	1,965,333
7.63%, 08/15/14[a]	550	595,980
Regency Centers LP
5.25%, 08/01/15	290	312,402
5.88%, 06/15/17	800	908,105

		7,918,115
REAL ESTATE INVESTMENT TRUSTS — 2.66%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	1,500	1,586,037
American Tower Corp.
3.50%, 01/31/23	4,000	3,853,193
4.50%, 01/15/18	2,774	3,033,951
4.63%, 04/01/15	1,370	1,449,549
5.05%, 09/01/20	1,000	1,092,407
5.90%, 11/01/21[a]	335	384,996
7.00%, 10/15/17	1,000	1,171,746
Arden Realty LP
5.25%, 03/01/15 (Call 12/01/14)	1,120	1,186,251
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)	550	580,225
5.70%, 03/15/17[a]	750	859,665
5.75%, 09/15/16	190	217,761
6.10%, 03/15/20	300	354,498
BioMed Realty LP
3.85%, 04/15/16 (Call 03/15/16)	150	158,097
4.25%, 07/15/22 (Call 04/15/22)	1,500	1,534,517
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	2,030	2,197,930
4.13%, 05/15/21	549	589,998
5.00%, 06/01/15[a]	190	204,788
5.63%, 04/15/15	30	32,592
5.63%, 11/15/20 (Call 08/15/20)	2,200	2,577,982
5.88%, 10/15/19	1,550	1,841,446
BRE Properties Inc.
5.50%, 03/15/17	950	1,057,906
Camden Property Trust
4.63%, 06/15/21 (Call 03/15/21)	200	217,930
5.00%, 06/15/15	140	150,516
CommonWealth REIT
5.88%, 09/15/20 (Call 03/15/20)	500	536,468
6.25%, 08/15/16 (Call 02/15/16)	930	1,004,941
6.65%, 01/15/18 (Call 07/15/17)	200	224,810
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)[a]	3,000	3,194,202
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	1,000	978,610
4.50%, 07/15/15 (Call 04/15/15)	800	846,793
5.25%, 03/15/21 (Call 12/15/20)[a]	1,300	1,430,584
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)[a]	1,000	991,035
5.40%, 08/15/14	70	73,501

Security	Principal (000s)	Value

5.95%, 02/15/17[a]	$1,270	$1,436,205
6.75%, 03/15/20	1,250	1,496,838
7.38%, 02/15/15	550	604,126
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	1,500	1,595,953
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	1,629	1,789,393
4.75%, 07/15/20 (Call 04/15/20)	1,500	1,671,281
5.13%, 03/15/16[a]	1,656	1,828,676
5.25%, 09/15/14	100	105,751
5.38%, 08/01/16	750	841,896
5.75%, 06/15/17	1,322	1,530,229
6.58%, 04/13/15	1,000	1,101,880
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)[a]	1,000	993,373
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	1,000	965,849
3.75%, 02/01/16	4,615	4,916,013
3.75%, 02/01/19 (Call 11/01/18)	1,700	1,802,759
5.38%, 02/01/21 (Call 11/03/20)	2,118	2,406,695
5.63%, 05/01/17	140	158,752
6.00%, 01/30/17	800	914,063
6.70%, 01/30/18	1,301	1,559,224
Health Care REIT Inc.
2.25%, 03/15/18	5,000	5,004,656
3.63%, 03/15/16	4,258	4,473,741
3.75%, 03/15/23 (Call 12/15/22)	4,000	3,989,933
4.13%, 04/01/19 (Call 01/01/19)	1,750	1,878,391
4.70%, 09/15/17	2,000	2,216,644
4.95%, 01/15/21 (Call 10/15/20)	1,150	1,267,940
5.25%, 01/15/22 (Call 10/15/21)	300	335,964
5.88%, 05/15/15	100	108,588
6.20%, 06/01/16	745	846,524
Healthcare Realty Trust Inc.
5.75%, 01/15/21	650	721,357
6.50%, 01/17/17	800	911,838
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	1,500	1,450,692
5.85%, 03/15/17	250	277,235
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	1,250	1,307,346
5.13%, 02/15/15 (Call 08/15/14)	1,130	1,172,416
5.63%, 03/15/17	1,350	1,478,587
6.70%, 01/15/18 (Call 07/15/17)	200	226,838
7.88%, 08/15/14 (Call 02/15/14)	550	575,674
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	1,850	1,817,084
HRPT Properties Trust
6.25%, 06/15/17 (Call 12/15/16)	1,200	1,313,183
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	3,000	3,314,804
Kimco Realty Corp.
5.70%, 05/01/17	2,150	2,463,222
5.78%, 03/15/16	210	232,922
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	100	107,616
5.13%, 03/02/15	80	85,206
5.50%, 12/15/16	200	223,765
6.63%, 10/01/17	1,600	1,869,519
Mack-Cali Realty Corp.
7.75%, 08/15/19	450	562,993

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	$5,000	$5,021,403
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,135,837
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	897	891,621
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)	4,000	3,964,905
3.25%, 10/15/22 (Call 07/15/22)	1,000	963,826
5.95%, 09/15/16	690	784,468
6.75%, 08/15/19	1,350	1,639,043
Senior Housing Properties Trust
4.30%, 01/15/16 (Call 10/15/15)	150	154,591
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	1,950	1,995,775
2.80%, 01/30/17 (Call 10/30/16)	5,000	5,215,843
4.13%, 12/01/21 (Call 09/01/21)	5,890	6,425,414
4.20%, 02/01/15 (Call 11/01/14)	1,520	1,594,715
4.38%, 03/01/21 (Call 12/01/20)[a]	1,471	1,621,634
5.10%, 06/15/15	400	434,401
5.25%, 12/01/16 (Call 09/02/16)	1,622	1,833,489
5.65%, 02/01/20 (Call 11/01/19)	1,578	1,869,958
5.75%, 12/01/15 (Call 09/02/15)	380	420,954
5.88%, 03/01/17 (Call 12/01/16)	350	402,044
6.10%, 05/01/16 (Call 02/01/16)	2,020	2,287,307
6.13%, 05/30/18	1,215	1,458,739
10.35%, 04/01/19	500	706,844
UDR Inc.
4.25%, 06/01/18	950	1,030,095
4.63%, 01/10/22 (Call 10/10/21)	700	755,059
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	5,000	4,973,529
2.70%, 04/01/20 (Call 01/01/20)	3,000	2,972,043
3.13%, 11/30/15	550	575,876
4.25%, 03/01/22 (Call 12/01/21)[a]	2,000	2,107,916
4.75%, 06/01/21 (Call 03/01/21)	1,800	1,967,623
Vornado Realty Trust
4.25%, 04/01/15 (Call 01/01/15)	2,000	2,093,560
5.00%, 01/15/22	500	546,042
Washington Real Estate Investment Trust
4.95%, 10/01/20 (Call 04/01/20)	250	269,328
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	200	193,190
Weyerhaeuser Co.
7.38%, 10/01/19	1,000	1,241,355

		163,116,986
RETAIL — 2.26%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	390	389,726
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	1,650	1,675,592
4.00%, 11/15/20 (Call 08/15/20)[a]	150	157,867
5.50%, 11/15/15	150	165,919
5.75%, 01/15/15	2,185	2,356,853
Costco Wholesale Corp.
1.13%, 12/15/17	2,500	2,475,510
1.70%, 12/15/19	2,000	1,969,657
5.50%, 03/15/17	1,650	1,908,800
CVS Caremark Corp.
3.25%, 05/18/15	2,200	2,297,478
4.75%, 05/18/20 (Call 12/18/19)	3,700	4,201,148

Security	Principal (000s)	Value

4.88%, 09/15/14	$110	$116,018
5.75%, 06/01/17	2,210	2,573,500
6.13%, 08/15/16	480	552,886
Darden Restaurants Inc.
4.50%, 10/15/21	2,250	2,343,895
6.20%, 10/15/17[a]	215	245,370
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	4,100	3,945,106
Family Dollar Stores Inc.
5.00%, 02/01/21	140	147,643
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	2,350	2,713,210
Home Depot Inc. (The)
4.40%, 04/01/21 (Call 01/21/21)	2,559	2,874,345
5.40%, 03/01/16	8,351	9,368,208
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	2,350	2,431,148
6.25%, 12/15/17[a]	1,600	1,826,528
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	7,250	7,329,249
2.13%, 04/15/16 (Call 03/15/16)	2,400	2,483,836
3.12%, 04/15/22 (Call 01/15/22)	1,163	1,177,059
3.75%, 04/15/21 (Call 01/15/21)	150	158,557
3.80%, 11/15/21 (Call 08/15/21)	3,400	3,606,736
4.63%, 04/15/20 (Call 10/15/19)	1,800	2,044,953
5.00%, 10/15/15	290	319,235
5.40%, 10/15/16	1,250	1,427,228
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[a]	1,960	2,047,682
5.90%, 12/01/16[a]	2,723	3,129,561
McDonald’s Corp.
1.88%, 05/29/19[a]	5,000	5,007,573
2.63%, 01/15/22	654	652,230
3.63%, 05/20/21	1,250	1,345,401
5.30%, 03/15/17	245	280,445
5.35%, 03/01/18	1,156	1,350,712
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)[a]	1,000	1,085,860
4.75%, 05/01/20[a]	500	562,917
6.25%, 01/15/18	2,300	2,718,500
6.75%, 06/01/14	110	116,612
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	1,700	1,835,205
4.88%, 01/14/21 (Call 10/14/20)	115	126,216
QVC Inc.
5.13%, 07/02/22	1,500	1,602,670
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	2,000	2,002,265
Starbucks Corp.
6.25%, 08/15/17	350	412,828
Target Corp.
1.13%, 07/18/14	2,140	2,157,316
2.90%, 01/15/22	2,262	2,273,975
3.88%, 07/15/20	1,127	1,238,299
5.38%, 05/01/17	112	129,380
5.88%, 07/15/16	92	106,199
6.00%, 01/15/18	2,374	2,840,116
TJX Companies Inc. (The)
4.20%, 08/15/15	200	212,536
6.95%, 04/15/19	1,405	1,748,947
Wal-Mart Stores Inc.
1.13%, 04/11/18	2,500	2,471,492
1.50%, 10/25/15	1,931	1,972,029

173

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

2.25%, 07/08/15[a]	$1,160	$1,203,479
2.55%, 04/11/23 (Call 01/11/23)	6,750	6,486,571
2.80%, 04/15/16	2,818	2,983,094
3.20%, 05/15/14	1,600	1,644,290
3.25%, 10/25/20	1,029	1,087,238
3.63%, 07/08/20	977	1,054,042
4.13%, 02/01/19[a]	1,450	1,602,129
4.25%, 04/15/21	2,211	2,479,153
4.50%, 07/01/15	110	118,971
5.38%, 04/05/17	1,661	1,920,877
5.80%, 02/15/18	1,898	2,267,587
Walgreen Co.
1.80%, 09/15/17	3,100	3,119,383
3.10%, 09/15/22[a]	2,500	2,464,116
5.25%, 01/15/19	627	716,960
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	1,075	1,108,605
3.88%, 11/01/20 (Call 08/01/20)	300	312,059
4.25%, 09/15/15	100	106,966
5.30%, 09/15/19	1,275	1,447,489
6.25%, 04/15/16	200	226,576
6.25%, 03/15/18	1,400	1,652,957

		138,712,768
SAVINGS & LOANS — 0.13%
First Niagara Financial Group Inc.
7.25%, 12/15/21	1,000	1,188,467
Murray Street Investment Trust I
4.65%, 03/09/17[c]	4,500	4,879,968
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	1,750	1,791,572
4.63%, 04/19/16	400	423,440

		8,283,447
SEMICONDUCTORS — 0.61%
Altera Corp.
1.75%, 05/15/17	2,000	2,011,588
Analog Devices Inc.
3.00%, 04/15/16	400	422,303
5.00%, 07/01/14	300	313,873
Applied Materials Inc.
2.65%, 06/15/16[a]	400	417,809
4.30%, 06/15/21	1,550	1,688,329
Broadcom Corp.
1.50%, 11/01/13	200	200,809
2.38%, 11/01/15	5,150	5,339,111
2.50%, 08/15/22[a]	6,000	5,708,766
2.70%, 11/01/18	1,650	1,732,561
Intel Corp.
1.35%, 12/15/17	4,000	3,974,077
1.95%, 10/01/16	1,896	1,956,490
2.70%, 12/15/22	1,000	963,955
3.30%, 10/01/21	5,186	5,373,447
KLA-Tencor Corp.
6.90%, 05/01/18	1,000	1,174,606
National Semiconductor Corp.
6.60%, 06/15/17[a]	1,400	1,662,552
Texas Instruments Inc.
0.45%, 08/03/15	1,500	1,496,545
1.38%, 05/15/14	1,470	1,484,688

Security	Principal (000s)	Value

1.65%, 08/03/19	$719	$706,582
2.38%, 05/16/16	698	727,889

		37,355,980
SOFTWARE — 1.19%
Adobe Systems Inc.
3.25%, 02/01/15	880	914,770
4.75%, 02/01/20	1,290	1,413,992
Autodesk Inc.
1.95%, 12/15/17	875	863,798
BMC Software Inc.
4.25%, 02/15/22	2,295	2,308,770
CA Inc.
5.38%, 12/01/19	1,150	1,278,048
6.13%, 12/01/14	5,230	5,615,290
Dun & Bradstreet Corp. (The)
2.88%, 11/15/15	1,000	1,031,633
4.38%, 12/01/22 (Call 09/01/22)[a]	1,000	1,001,162
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	500	481,336
5.00%, 03/15/22 (Call 03/15/17)	3,000	3,270,000
Fiserv Inc.
3.13%, 06/15/16	8,200	8,613,170
3.50%, 10/01/22 (Call 07/01/22)	1,000	983,515
4.63%, 10/01/20	1,000	1,084,951
4.75%, 06/15/21	850	917,071
6.80%, 11/20/17	1,700	2,029,675
Intuit Inc.
5.75%, 03/15/17	1,410	1,601,760
Microsoft Corp.
1.63%, 09/25/15	611	626,429
2.50%, 02/08/16[a]	3,044	3,172,556
2.95%, 06/01/14	2,285	2,344,561
4.00%, 02/08/21[a]	2,500	2,768,033
4.20%, 06/01/19	2,974	3,328,238
Oracle Corp.
1.20%, 10/15/17	3,600	3,569,828
2.50%, 10/15/22	5,000	4,804,866
3.75%, 07/08/14	6,310	6,541,862
3.88%, 07/15/20	326	355,514
5.00%, 07/08/19	931	1,087,882
5.25%, 01/15/16	3,923	4,371,296
5.75%, 04/15/18	5,791	6,898,573

		73,278,579
TELECOMMUNICATIONS — 4.22%
America Movil SAB de CV
2.38%, 09/08/16	2,900	2,980,188
3.13%, 07/16/22	5,000	4,775,143
3.63%, 03/30/15	1,000	1,041,785
5.00%, 03/30/20	4,900	5,402,294
5.63%, 11/15/17[a]	1,150	1,321,649
5.75%, 01/15/15	140	150,068
AT&T Inc.
0.80%, 12/01/15	8,200	8,184,462
0.88%, 02/13/15	210	210,418
1.40%, 12/01/17	1,500	1,487,142
1.60%, 02/15/17	5,136	5,163,997
1.70%, 06/01/17	4,896	4,928,520
2.40%, 08/15/16	3,351	3,471,179

174

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

2.50%, 08/15/15	$8,361	$8,660,483
2.95%, 05/15/16	4,663	4,912,507
3.88%, 08/15/21	4,473	4,775,761
4.45%, 05/15/21	1,785	1,978,931
5.10%, 09/15/14	2,660	2,811,415
5.50%, 02/01/18	2,913	3,407,780
5.63%, 06/15/16	1,908	2,154,020
5.80%, 02/15/19	7,188	8,632,953
BellSouth Corp.
5.20%, 09/15/14	1,000	1,053,547
5.20%, 12/15/16	240	270,009
British Telecommunications PLC
2.00%, 06/22/15	7,350	7,521,057
5.95%, 01/15/18	2,113	2,479,872
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	4,028	5,338,427
CenturyLink Inc.
Series M
5.00%, 02/15/15	600	627,000
Cisco Systems Inc.
3.15%, 03/14/17[a]	2,101	2,244,264
4.45%, 01/15/20	3,312	3,755,689
4.95%, 02/15/19	931	1,081,192
5.50%, 02/22/16	7,332	8,253,699
Corning Inc.
1.45%, 11/15/17	5,000	4,915,209
4.25%, 08/15/20	365	395,336
6.63%, 05/15/19	40	48,834
Deutsche Telekom International Finance BV
4.88%, 07/08/14	2,180	2,277,155
5.75%, 03/23/16	120	134,851
6.00%, 07/08/19	1,089	1,313,852
6.75%, 08/20/18	2,118	2,600,243
Embarq Corp.
7.08%, 06/01/16[a]	983	1,122,979
France Telecom SA
2.13%, 09/16/15	1,303	1,330,547
2.75%, 09/14/16	1,396	1,449,234
4.13%, 09/14/21	2,134	2,241,650
4.38%, 07/08/14	2,200	2,282,279
5.38%, 07/08/19	1,034	1,191,894
GTE Corp.
6.84%, 04/15/18[a]	890	1,079,860
Harris Corp.
4.40%, 12/15/20	200	212,377
6.38%, 06/15/19	1,365	1,593,242
Juniper Networks Inc.
3.10%, 03/15/16	2,695	2,811,950
4.60%, 03/15/21[a]	2,760	2,896,098
Motorola Solutions Inc.
3.75%, 05/15/22	1,500	1,504,501
6.00%, 11/15/17	300	346,085
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	9,233	9,184,506
Qwest Corp.
6.50%, 06/01/17[a]	1,250	1,447,039
6.75%, 12/01/21	931	1,073,336
7.50%, 10/01/14	1,500	1,621,310
Rogers Communications Inc.
6.80%, 08/15/18	3,100	3,783,701
Telecom Italia Capital SA
4.95%, 09/30/14	1,310	1,370,260
5.25%, 10/01/15	3,602	3,858,536

Security	Principal (000s)	Value

6.18%, 06/18/14	$210	$220,605
7.00%, 06/04/18[a]	427	495,130
7.18%, 06/18/19	2,550	2,993,238
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	1,950	1,982,847
Telefonica Emisiones SAU
3.73%, 04/27/15	1,380	1,427,662
3.99%, 02/16/16	711	743,256
4.95%, 01/15/15	2,200	2,307,522
5.13%, 04/27/20	799	850,685
5.46%, 02/16/21	5,364	5,765,218
5.88%, 07/15/19	698	778,583
6.22%, 07/03/17	1,300	1,461,655
6.42%, 06/20/16	4,411	4,929,368
Telefonos de Mexico SAB de CV
5.50%, 01/27/15	990	1,058,596
Verizon Communications Inc.
1.10%, 11/01/17	1,000	983,041
1.25%, 11/03/14	515	520,417
2.00%, 11/01/16	2,163	2,220,399
2.45%, 11/01/22 (Call 08/01/22)	1,000	933,202
3.00%, 04/01/16[a]	4,775	5,026,711
3.50%, 11/01/21	9,700	9,977,980
4.60%, 04/01/21	3,223	3,570,976
4.90%, 09/15/15[a]	330	360,174
5.50%, 02/15/18	1,058	1,232,884
5.55%, 02/15/16	2,532	2,833,318
6.10%, 04/15/18	2,606	3,119,925
6.35%, 04/01/19	3,089	3,768,514
8.75%, 11/01/18	906	1,204,807
Virgin Media Secured Finance PLC
5.25%, 01/15/21	3,000	3,135,000
Vodafone Group PLC
0.90%, 02/19/16	7,000	6,969,177
1.25%, 09/26/17	2,500	2,453,510
1.50%, 02/19/18	1,500	1,481,189
2.50%, 09/26/22	1,000	933,934
2.88%, 03/16/16	4,300	4,505,013
2.95%, 02/19/23	5,000	4,810,921
4.15%, 06/10/14	2,940	3,044,738
4.38%, 03/16/21	500	548,156
4.63%, 07/15/18[a]	320	361,893
5.00%, 09/15/15	92	100,510
5.38%, 01/30/15	240	257,998
5.45%, 06/10/19	1,750	2,053,299
5.63%, 02/27/17	2,308	2,634,013
5.75%, 03/15/16	1,892	2,129,895

		259,348,274
TEXTILES — 0.05%
Cintas Corp. No. 2
2.85%, 06/01/16	1,275	1,312,616
4.30%, 06/01/21	340	368,458
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,500	1,516,534

		3,197,608
TOYS, GAMES & HOBBIES — 0.03%
Mattel Inc.
1.70%, 03/15/18[a]	1,000	995,503

175

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

2.50%, 11/01/16	$400	$415,923
4.35%, 10/01/20	500	540,353

		1,951,779
TRANSPORTATION — 1.06%
Burlington Northern Santa Fe Corp.
3.00%, 03/15/23 (Call 12/15/22)	5,000	4,932,887
3.05%, 03/15/22 (Call 12/15/21)	1,600	1,605,963
3.05%, 09/01/22 (Call 06/01/22)	2,000	1,998,404
4.70%, 10/01/19	2,434	2,784,381
4.88%, 01/15/15	90	95,964
5.75%, 03/15/18	1,966	2,320,905
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	1,900	1,926,016
2.25%, 11/15/22 (Call 08/15/22)	550	525,014
5.55%, 03/01/19	2,550	3,031,443
5.80%, 06/01/16	180	205,158
Canadian Pacific Railway Co.
7.25%, 05/15/19	2,000	2,516,108
9.45%, 08/01/21	70	100,220
Con-Way Inc.
7.25%, 01/15/18[a]	1,100	1,282,328
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	100	107,418
4.25%, 06/01/21 (Call 03/01/21)	1,900	2,086,615
6.25%, 04/01/15	1,350	1,482,138
6.25%, 03/15/18	350	418,511
7.38%, 02/01/19	2,250	2,829,039
7.90%, 05/01/17	210	257,799
CSX Transportation Inc.
6.25%, 01/15/23	3,994	4,732,095
FedEx Corp.
2.63%, 08/01/22[a]	1,750	1,689,495
8.00%, 01/15/19[a]	750	957,908
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	1,350	1,352,015
3.25%, 12/01/21 (Call 09/01/21)	1,500	1,537,188
5.26%, 09/17/14	50	52,959
5.75%, 01/15/16	1,550	1,739,858
5.75%, 04/01/18	1,550	1,832,299
5.90%, 06/15/19[a]	1,590	1,918,148
7.70%, 05/15/17	410	505,876
Norfolk Southern Railway Co.
9.75%, 06/15/20	150	213,109
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	500	504,403
2.50%, 03/01/18 (Call 02/01/18)[a]	1,250	1,268,304
3.15%, 03/02/15	925	950,371
3.50%, 06/01/17	950	991,544
3.60%, 03/01/16	100	104,245
5.85%, 03/01/14	120	124,563
5.85%, 11/01/16	1,400	1,582,833
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)[a]	500	548,351
4.16%, 07/15/22 (Call 04/15/22)	964	1,057,844
4.88%, 01/15/15	70	74,639
5.70%, 08/15/18	1,137	1,347,161
5.75%, 11/15/17	1,350	1,583,757
6.13%, 02/15/20	300	368,611
United Parcel Service Inc.
2.45%, 10/01/22	1,300	1,256,572
3.13%, 01/15/21	2,614	2,715,612

Security	Principal (000s)	Value

5.13%, 04/01/19	$1,431	$1,684,805
5.50%, 01/15/18	1,111	1,303,385
8.38%, 04/01/20	350	472,901

		64,977,162
TRUCKING & LEASING — 0.04%
GATX Corp.
3.50%, 07/15/16	1,050	1,091,766
4.85%, 06/01/21	1,150	1,215,544

		2,307,310
WATER — 0.04%
American Water Capital Corp.
6.09%, 10/15/17	500	587,422
United Utilities PLC
4.55%, 06/19/18	150	159,504
5.38%, 02/01/19	210	228,028
Veolia Environnement SA
6.00%, 06/01/18[a]	1,525	1,771,951

		2,746,905

TOTAL CORPORATE BONDS & NOTES
(Cost: $5,315,993,552)		5,474,424,346

FOREIGN AGENCY OBLIGATIONS[f] — 5.53%

BRAZIL — 0.64%
Petrobras International Finance Co.
2.88%, 02/06/15	3,000	3,055,270
3.50%, 02/06/17	2,900	2,980,874
3.88%, 01/27/16	2,000	2,088,293
5.38%, 01/27/21	10,750	11,402,731
5.75%, 01/20/20	5,250	5,729,398
5.88%, 03/01/18	4,737	5,302,493
6.13%, 10/06/16[a]	2,550	2,835,856
7.88%, 03/15/19	4,950	5,975,161

		39,370,076
CANADA — 1.76%
British Columbia (Province of)
1.20%, 04/25/17[a]	1,250	1,264,849
2.00%, 10/23/22	3,300	3,162,292
2.10%, 05/18/16	2,550	2,658,799
2.65%, 09/22/21	750	769,420
2.85%, 06/15/15	2,850	2,988,284
Export Development Canada
0.50%, 09/15/15	1,000	1,001,065
0.75%, 12/15/17[a]	1,500	1,482,122
1.25%, 10/27/15	500	509,481
1.25%, 10/26/16	500	508,812
1.50%, 05/15/14	3,250	3,288,523
Hydro-Quebec
1.38%, 06/19/17	2,850	2,881,832
2.00%, 06/30/16	2,900	3,004,527
8.40%, 01/15/22	580	807,777
9.40%, 02/01/21	200	288,603
Manitoba (Province of)
2.10%, 09/06/22	2,000	1,931,587

176

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

4.90%, 12/06/16[a]	$3,750	$4,274,012
New Brunswick (Province of)
5.20%, 02/21/17	850	975,127
Nova Scotia (Province of)
5.13%, 01/26/17	1,250	1,427,308
9.25%, 03/01/20	2,000	2,801,740
Ontario (Province of)
0.95%, 05/26/15	500	504,643
1.10%, 10/25/17	2,000	1,988,123
1.60%, 09/21/16	5,750	5,888,155
1.65%, 09/27/19	5,500	5,416,826
2.30%, 05/10/16	9,550	9,977,335
2.70%, 06/16/15	6,000	6,264,540
2.95%, 02/05/15	5,100	5,310,801
4.00%, 10/07/19	4,600	5,165,196
4.10%, 06/16/14	3,220	3,346,022
4.40%, 04/14/20[a]	4,950	5,674,575
4.50%, 02/03/15	310	330,756
4.75%, 01/19/16[a]	320	353,708
4.95%, 11/28/16[a]	3,250	3,704,050
5.45%, 04/27/16	2,475	2,806,547
Quebec (Province of)
2.75%, 08/25/21	3,750	3,819,227
3.50%, 07/29/20	3,450	3,743,960
4.60%, 05/26/15	2,990	3,232,338
4.63%, 05/14/18[a]	1,000	1,152,202
4.88%, 05/05/14	340	354,279
5.00%, 03/01/16	2,392	2,672,101
5.13%, 11/14/16[a]	500	572,068

		108,303,612
COLOMBIA — 0.09%
Ecopetrol SA
7.63%, 07/23/19[a]	4,250	5,187,125

		5,187,125
GERMANY — 0.02%
FMS Wertmanagement AoeR
1.00%, 11/21/17[a]	1,500	1,488,857

		1,488,857
JAPAN — 0.41%
Development Bank of Japan Inc.
4.25%, 06/09/15	490	526,313
5.13%, 02/01/17[a]	2,600	2,981,529
Japan Finance Corp.
1.88%, 09/24/15	1,500	1,544,518
2.13%, 02/07/19[a]	1,000	1,027,928
2.25%, 07/13/16[a]	3,500	3,660,107
2.50%, 01/21/16	2,900	3,040,129
2.50%, 05/18/16[a]	3,000	3,155,845
2.88%, 02/02/15	2,540	2,640,507
Japan Finance Organization for Municipalities
4.00%, 01/13/21[a]	3,300	3,718,648
4.63%, 04/21/15	250	268,981
5.00%, 05/16/17	2,300	2,638,572

		25,203,077

Security	Principal (000s)	Value

MEXICO — 0.50%
Pemex Project Funding Master Trust
5.75%, 03/01/18	$3,467	$3,952,380
Petroleos Mexicanos
3.50%, 01/30/23[a,b]	5,650	5,424,000
4.88%, 03/15/15	2,190	2,299,500
4.88%, 01/24/22[a]	6,900	7,383,000
5.50%, 01/21/21	4,300	4,837,500
6.00%, 03/05/20	2,900	3,349,500
8.00%, 05/03/19	2,650	3,312,500

		30,558,380
NETHERLANDS — 0.12%
Petrobras Global Finance BV
4.38%, 05/20/23	7,500	7,272,722

		7,272,722
SOUTH KOREA — 0.42%
Export-Import Bank of Korea (The)
1.25%, 11/20/15	1,500	1,489,613
3.75%, 10/20/16	600	641,797
4.00%, 01/11/17	750	800,691
4.00%, 01/29/21	500	518,012
4.13%, 09/09/15	3,300	3,489,942
4.38%, 09/15/21	3,200	3,397,407
5.00%, 04/11/22	1,000	1,100,575
5.13%, 03/16/15	190	202,802
5.13%, 06/29/20	2,950	3,314,968
5.88%, 01/14/15	1,610	1,723,409
Korea Development Bank (The)
1.50%, 01/22/18[a]	1,500	1,449,492
3.00%, 09/14/22[a]	1,000	948,393
3.25%, 03/09/16	3,000	3,135,587
3.50%, 08/22/17	1,430	1,501,732
4.00%, 09/09/16	1,500	1,613,957
4.38%, 08/10/15	585	620,768

		25,949,145
SUPRANATIONAL — 1.57%
Asian Development Bank
0.50%, 06/20/16	9,500	9,477,577
1.13%, 03/15/17	6,400	6,480,082
1.38%, 03/23/20	4,900	4,812,522
1.75%, 03/21/19	300	306,189
1.88%, 10/23/18	2,500	2,576,650
2.50%, 03/15/16	5,800	6,108,512
2.63%, 02/09/15	5,950	6,176,266
2.75%, 05/21/14	2,200	2,252,813
5.50%, 06/27/16	2,450	2,811,674
Inter-American Development Bank
0.88%, 03/15/18	8,500	8,411,495
1.13%, 03/15/17	2,000	2,024,277
1.38%, 10/18/16	3,000	3,068,611
1.75%, 08/24/18	2,500	2,565,871
2.25%, 07/15/15	10,500	10,897,365
3.88%, 02/14/20	750	853,325
4.25%, 09/10/18	2,000	2,304,705
5.13%, 09/13/16	5,492	6,278,576

177

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Series E
3.88%, 09/17/19	$5,500	$6,256,394
Svensk Exportkredit AB
0.63%, 05/31/16	1,767	1,757,529
1.13%, 04/05/18	1,500	1,481,780
1.75%, 10/20/15	1,355	1,391,084
2.13%, 07/13/16	5,450	5,663,890
3.25%, 09/16/14	1,500	1,555,829
5.13%, 03/01/17	1,000	1,149,966

		96,662,982

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $333,291,550)		339,995,976

FOREIGN GOVERNMENT OBLIGATIONS[f] — 3.74%

BRAZIL — 0.51%
Brazil (Federative Republic of)
2.63%, 01/05/23	2,500	2,331,250
4.88%, 01/22/21	5,825	6,553,125
5.88%, 01/15/19[a]	6,150	7,213,950
6.00%, 01/17/17	3,525	4,023,787
7.88%, 03/07/15	3,200	3,584,000
8.00%, 01/15/18[a]	1,910	2,196,500
8.88%, 10/14/19	2,250	3,048,750
12.75%, 01/15/20[a]	1,500	2,400,000

		31,351,362
CANADA — 0.17%
Canada (Government of)
0.88%, 02/14/17[a]	6,525	6,552,900
2.38%, 09/10/14	3,570	3,665,749

		10,218,649
CHILE — 0.10%
Chile (Republic of)
2.25%, 10/30/22[a]	1,000	935,000
3.25%, 09/14/21	5,250	5,446,875

		6,381,875
COLOMBIA — 0.31%
Colombia (Republic of)
4.38%, 07/12/21	5,100	5,584,500
7.38%, 01/27/17	2,600	3,107,000
7.38%, 03/18/19	6,000	7,560,000
8.25%, 12/22/14	1,450	1,602,250
11.75%, 02/25/20[a]	1,000	1,520,000

		19,373,750
ISRAEL — 0.15%
Israel (State of)
4.00%, 06/30/22[a]	2,000	2,135,000
5.13%, 03/01/14[a]	130	134,212
5.13%, 03/26/19[a]	4,450	5,145,313
5.50%, 11/09/16[a]	1,600	1,824,000

		9,238,525

Security	Principal (000s)	Value

ITALY — 0.39%
Italy (Republic of)
3.13%, 01/26/15	$5,290	$5,431,938
4.50%, 01/21/15	8,371	8,778,735
5.25%, 09/20/16	9,230	10,055,502

		24,266,175
JAPAN — 0.06%
Japan (Government of)
1.13%, 07/19/17[a]	3,500	3,494,573

		3,494,573
MEXICO — 0.53%
United Mexican States
3.63%, 03/15/22	3,000	3,090,000
5.13%, 01/15/20	7,150	8,186,750
5.63%, 01/15/17	7,000	7,945,000
5.95%, 03/19/19	5,700	6,768,750
6.63%, 03/03/15	810	882,900
8.13%, 12/30/19	3,400	4,488,000
11.38%, 09/15/16[a]	800	1,052,000

		32,413,400
PANAMA — 0.07%
Panama (Republic of)
5.20%, 01/30/20	2,900	3,364,000
7.25%, 03/15/15	1,000	1,107,500

		4,471,500
PERU — 0.06%
Peru (Republic of)
7.13%, 03/30/19[a]	1,425	1,781,250
9.88%, 02/06/15[a]	1,625	1,836,250

		3,617,500
PHILIPPINES — 0.09%
Philippines (Republic of the)
4.00%, 01/15/21	5,000	5,425,000

		5,425,000
POLAND — 0.45%
Poland (Republic of)
3.88%, 07/16/15	4,950	5,214,825
5.00%, 10/19/15[a]	770	831,985
5.00%, 03/23/22	4,200	4,756,668
5.13%, 04/21/21	3,000	3,390,000
6.38%, 07/15/19	11,000	13,241,250

		27,434,728
SOUTH AFRICA — 0.16%
South Africa (Republic of)
5.50%, 03/09/20	4,000	4,470,000
6.50%, 06/02/14	240	251,928

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

6.88%, 05/27/19	$4,250	$5,084,062

		9,805,990
SOUTH KOREA — 0.14%
Korea (Republic of)
4.88%, 09/22/14	370	388,302
5.13%, 12/07/16	750	848,111
5.75%, 04/16/14	2,300	2,391,262
7.13%, 04/16/19	3,800	4,797,719

		8,425,394
TURKEY — 0.53%
Turkey (Republic of)
3.25%, 03/23/23[a]	15,000	14,700,000
6.75%, 04/03/18	15,000	17,925,001

		32,625,001
URUGUAY — 0.02%
Uruguay (Republic of)
8.00%, 11/18/22[a]	1,000	1,340,000

		1,340,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $223,190,169)		229,883,422

MUNICIPAL DEBT OBLIGATIONS — 0.36%

CALIFORNIA — 0.12%
Southern California Public Power Authority RB Electric Power & Light Revenues Series B
6.93%, 05/15/17 (AGM)	600	727,920
State of California GO
3.95%, 11/01/15	875	940,966
5.25%, 04/01/14	1,000	1,037,740
5.45%, 04/01/15	1,000	1,084,890
5.75%, 03/01/17	500	581,330
5.95%, 04/01/16	290	326,555
6.20%, 10/01/19[a]	1,500	1,813,320
State of California GO BAB
5.70%, 11/01/21	500	598,305
University of California Regents RB College & University Revenue Series AA-2
0.89%, 07/01/13	500	500,185

		7,611,211
ILLINOIS — 0.16%
State of Illinois GO
4.07%, 01/01/14	1,600	1,628,704
4.42%, 01/01/15	3,000	3,148,110
4.96%, 03/01/16	500	542,880
5.37%, 03/01/17	250	274,748
5.67%, 03/01/18	2,000	2,262,880
5.88%, 03/01/19	1,450	1,648,055

		9,505,377

Security	Principal or Shares (000s)	Value

KENTUCKY — 0.01%
Kentucky Asset Liability Commission RB Miscellaneous Revenue
3.17%, 04/01/18	$413	$431,056

		431,056
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GO BAB Series E
4.20%, 12/01/21	600	677,970

		677,970
NEW JERSEY — 0.05%
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/20 (AGM)	3,000	2,440,260
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/21 (AGM)	480	368,443
New Jersey State Turnpike Authority RB Turnpike Revenue Series B
4.25%, 01/01/16 (AMBAC)	315	323,445

		3,132,148
WASHINGTON — 0.01%
Energy Northwest RB Electric Power & Light Revenues Series E
2.20%, 07/01/19	500	506,250

		506,250

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $20,672,944)		21,864,012

SHORT-TERM INVESTMENTS — 6.22%

MONEY MARKET FUNDS — 6.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,g,h]	287,002	287,002,483
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[e,g,h]	29,965	29,965,298

179

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2013

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,g]	65,188	$65,188,039

		382,155,820

TOTAL SHORT-TERM INVESTMENTS
(Cost: $382,155,820)		382,155,820

TOTAL INVESTMENTS IN SECURITIES — 104.97%
(Cost: $6,275,304,035)		6,448,323,576
Other Assets, Less Liabilities —(4.97)%		(305,565,694)

NET ASSETS — 100.00%		$6,142,757,882

BAB  —  Build America Bond

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

180

Schedule of Investments  (Unaudited)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 31.02%

ADVERTISING — 0.08%
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22	$50	$49,961
10.00%, 07/15/17 (Call 07/15/13)	100	106,300
Omnicom Group Inc.
3.63%, 05/01/22	600	602,938
WPP Finance 2010
4.75%, 11/21/21	150	159,901

		919,100
AEROSPACE & DEFENSE — 0.23%
Boeing Co. (The)
4.88%, 02/15/20	450	522,820
Exelis Inc.
5.55%, 10/01/21	200	209,627
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	250	265,374
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	100	109,167
Lockheed Martin Corp.
3.35%, 09/15/21	300	308,088
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	250	238,489
United Technologies Corp.
3.10%, 06/01/22	300	305,914
5.38%, 12/15/17	473	552,718

		2,512,197
AGRICULTURE — 0.34%
Altria Group Inc.
4.75%, 05/05/21	450	497,821
9.70%, 11/10/18	526	720,398
Archer-Daniels-Midland Co.
4.48%, 03/01/21	250	277,028
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	250	258,810
4.10%, 03/15/16	150	160,165
Lorillard Tobacco Co.
2.30%, 08/21/17[a]	250	250,983
3.50%, 08/04/16	100	105,683
Philip Morris International Inc.
2.50%, 08/22/22	150	143,756
5.65%, 05/16/18	685	813,795
Reynolds American Inc.
6.75%, 06/15/17	447	529,719

		3,758,158
AIRLINES — 0.07%
American Airlines Inc. 2011-2 Pass Through Trust Class A
8.63%, 04/15/23	45	47,888

Security	Principal (000s)	Value

Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22[a]	$92	$101,200
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[a]	41	45,019
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21[a]	482	529,155

		723,262
APPAREL — 0.00%
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	50	52,104

		52,104
AUTO MANUFACTURERS — 0.04%
Daimler Finance North America LLC
6.50%, 11/15/13	465	477,157

		477,157
AUTO PARTS & EQUIPMENT — 0.04%
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)	200	207,777
4.25%, 03/01/21	200	215,585

		423,362
BANKS — 8.33%
Abbey National Treasury Services PLC
4.00%, 04/27/16	300	319,259
American Express Centurion Bank
5.95%, 06/12/17	300	348,850
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	100	108,701
Bank of America Corp.
2.00%, 01/11/18	900	892,601
3.63%, 03/17/16	300	316,492
4.50%, 04/01/15	600	634,025
5.63%, 07/01/20	750	863,914
5.65%, 05/01/18	1,010	1,156,401
5.70%, 01/24/22	1,450	1,667,481
7.38%, 05/15/14	1,053	1,118,487
7.63%, 06/01/19	262	328,934
Bank of America N.A.
5.30%, 03/15/17	500	555,107
Bank of Montreal
1.45%, 04/09/18 (Call 03/09/18)	400	393,917
1.75%, 04/29/14	150	151,742
2.50%, 01/11/17	200	206,659
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	1,000	1,000,989
1.30%, 01/25/18 (Call 12/25/17[a]	600	596,009
2.30%, 07/28/16	300	312,048
Bank of Nova Scotia
1.45%, 04/25/18	250	245,933
2.05%, 10/07/15	750	770,773
4.38%, 01/13/21	150	167,297

181

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Barclays Bank PLC
2.75%, 02/23/15	$300	$309,456
5.13%, 01/08/20	700	799,278
5.20%, 07/10/14	400	419,713
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	300	299,426
3.20%, 03/15/16 (Call 02/16/16)	250	264,281
6.85%, 04/30/19	262	325,130
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	500	520,427
BNP Paribas SA
2.38%, 09/14/17	300	304,617
3.25%, 03/11/15	300	310,961
5.00%, 01/15/21	500	552,943
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	150	150,253
Capital One Financial Corp.
2.13%, 07/15/14	450	456,358
6.75%, 09/15/17	526	633,030
Capital One N.A.
1.50%, 03/22/18 (Call 02/22/18)	400	393,254
Citigroup Inc.
1.25%, 01/15/16	250	249,327
1.75%, 05/01/18	400	393,523
2.25%, 08/07/15	500	511,202
3.50%, 05/15/23	500	472,919
4.45%, 01/10/17	1,800	1,959,430
4.50%, 01/14/22[a]	250	272,140
4.75%, 05/19/15	600	641,799
5.00%, 09/15/14	150	157,055
6.13%, 05/15/18	1,010	1,190,043
8.50%, 05/22/19	512	674,904
Comerica Inc.
3.00%, 09/16/15	50	52,368
Commonwealth Bank of Australia/ New York
1.90%, 09/18/17	250	254,164
Credit Suisse New York
5.40%, 01/14/20	600	673,968
5.50%, 05/01/14	100	104,371
6.00%, 02/15/18	400	458,931
Deutsche Bank AG London
6.00%, 09/01/17	848	993,516
Fifth Third Bancorp
5.45%, 01/15/17	526	585,227
Goldman Sachs Group Inc. (The)
1.60%, 11/23/15[a]	4,200	4,240,190
3.63%, 02/07/16	600	634,137
3.70%, 08/01/15	600	631,889
5.25%, 07/27/21	300	335,597
5.35%, 01/15/16	660	724,106
5.75%, 01/24/22	1,000	1,145,684
6.00%, 05/01/14	450	471,722
6.15%, 04/01/18	1,460	1,701,269
HSBC Bank (USA) N.A.
4.88%, 08/24/20	350	383,767
HSBC Holdings PLC
5.10%, 04/05/21	650	747,689
HSBC USA Inc.
2.38%, 02/13/15	600	616,366
Intesa Sanpaolo SpA
3.13%, 01/15/16	300	298,500
J.P. Morgan Chase & Co.
1.10%, 10/15/15	1,200	1,202,612
1.63%, 05/15/18	500	491,236

Security	Principal (000s)	Value

1.80%, 01/25/18	$500	$496,717
3.15%, 07/05/16	600	632,530
3.20%, 01/25/23	400	391,514
3.25%, 09/23/22	300	295,009
3.38%, 05/01/23	500	474,215
3.45%, 03/01/16	450	475,987
4.25%, 10/15/20	500	538,984
4.35%, 08/15/21	500	538,936
4.50%, 01/24/22	400	433,955
6.00%, 01/15/18	800	936,800
6.30%, 04/23/19	262	316,272
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,000	1,158,532
KeyBank N.A.
1.65%, 02/01/18	500	497,805
KfW
0.88%, 09/05/17	4,200	4,171,618
1.50%, 04/04/14	1,500	1,514,541
2.00%, 06/01/16	2,250	2,339,054
2.63%, 03/03/15[a]	750	779,308
2.63%, 01/25/22	1,500	1,549,908
4.88%, 01/17/17	842	962,034
Series G
4.38%, 03/15/18[a]	1,347	1,544,483
Korea Finance Corp.
4.63%, 11/16/21	200	214,679
Landwirtschaftliche Rentenbank
1.88%, 09/17/18	600	615,808
Series G
5.00%, 11/08/16	467	532,953
Lloyds TSB Bank PLC
4.20%, 03/28/17[a]	500	544,575
Manufacturers and Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	750	742,186
Morgan Stanley
1.75%, 02/25/16	250	250,632
3.45%, 11/02/15	150	156,534
3.80%, 04/29/16	900	949,380
4.10%, 01/26/15	300	313,150
4.75%, 04/01/14[a]	425	436,674
4.88%, 11/01/22	1,000	1,029,254
5.45%, 01/09/17	500	554,219
5.75%, 10/18/16	473	529,788
5.75%, 01/25/21	700	801,831
6.00%, 04/28/15	736	798,695
6.63%, 04/01/18	603	709,597
7.30%, 05/13/19	262	320,597
National Australia Bank Ltd. New York
1.60%, 08/07/15	250	254,009
National City Corp.
6.88%, 05/15/19	776	948,427
Northern Trust Corp.
3.38%, 08/23/21	100	104,495
3.45%, 11/04/20	50	52,991
Oesterreichische Kontrollbank AG
1.13%, 07/06/15[a]	300	303,734
2.00%, 06/03/16[a]	600	622,314
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[b]	500	505,265
5.25%, 11/15/15[b]	135	148,167
Rabobank Nederland
3.38%, 01/19/17	750	798,216
4.50%, 01/11/21	500	546,762

182

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Royal Bank of Canada
1.45%, 10/30/14	$200	$202,229
1.50%, 01/16/18	500	497,153
2.30%, 07/20/16	150	155,605
2.88%, 04/19/16	350	368,555
Royal Bank of Scotland Group PLC
4.38%, 03/16/16[a]	500	540,509
5.63%, 08/24/20	150	171,846
6.13%, 01/11/21	400	469,897
State Street Corp.
4.30%, 05/30/14	179	185,965
4.38%, 03/07/21	300	333,648
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	500	492,086
SunTrust Bank
7.25%, 03/15/18	262	318,511
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	100	106,691
Svenska Handelsbanken AB
2.88%, 04/04/17	250	262,036
Toronto-Dominion Bank (The)
1.38%, 07/14/14	50	50,484
2.38%, 10/19/16	200	208,074
2.50%, 07/14/16	100	104,109
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	500	503,787
2.20%, 11/15/16 (Call 10/14/16)	200	208,098
4.13%, 05/24/21 (Call 04/23/21)	100	109,624
UBS AG Stamford
5.88%, 12/20/17	1,010	1,186,794
US Bank N.A.
4.80%, 04/15/15	686	732,809
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	550	624,230
5.75%, 06/15/17	1,010	1,164,812
Wells Fargo & Co.
1.50%, 07/01/15	500	506,625
1.50%, 01/16/18	600	592,879
3.50%, 03/08/22	500	515,621
3.63%, 04/15/15	450	473,515
3.75%, 10/01/14	600	624,593
4.60%, 04/01/21	400	448,517
Westpac Banking Corp.
1.13%, 09/25/15	3,700	3,728,662
3.00%, 08/04/15	450	470,735
4.88%, 11/19/19	375	433,487

		91,789,717
BEVERAGES — 0.74%
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	900	899,041
2.50%, 07/15/22	350	336,115
5.38%, 11/15/14	600	640,585
5.38%, 01/15/20	400	471,373
7.75%, 01/15/19	400	518,466
Beam Inc.
5.38%, 01/15/16	54	59,353
Bottling Group LLC
6.95%, 03/15/14	307	322,349
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	250	237,243

Security	Principal (000s)	Value

Coca-Cola Co. (The)
5.35%, 11/15/17	$1,000	$1,167,762
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	300	307,570
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	250	238,895
Diageo Finance BV
5.30%, 10/28/15	498	549,504
Diageo Investment Corp.
2.88%, 05/11/22	250	248,141
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	100	104,494
3.20%, 11/15/21 (Call 08/15/21)	200	202,746
PepsiCo Inc.
1.25%, 08/13/17	400	396,779
2.75%, 03/05/22	500	493,835
3.75%, 03/01/14	276	282,668
7.90%, 11/01/18	500	653,767

		8,130,686
BIOTECHNOLOGY — 0.20%
Amgen Inc.
1.88%, 11/15/14	100	101,586
2.30%, 06/15/16	150	155,343
3.88%, 11/15/21 (Call 08/15/21)	400	428,602
5.70%, 02/01/19	762	901,187
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	100	102,437
Celgene Corp.
3.95%, 10/15/20	100	106,852
Gilead Sciences Inc.
3.05%, 12/01/16	300	318,917
4.50%, 04/01/21 (Call 01/01/21)	100	111,469

		2,226,393
BUILDING MATERIALS — 0.05%
CRH America Inc.
5.30%, 10/15/13	370	376,192
Owens Corning Inc.
9.00%, 06/15/19	160	199,154

		575,346
CHEMICALS — 0.60%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	50	48,576
Air Products and Chemicals Inc.
2.00%, 08/02/16	250	257,583
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	300	293,979
2.90%, 11/15/22 (Call 08/15/22)	250	239,763
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	250	246,908
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	500	484,722
4.25%, 11/15/20 (Call 08/15/20)	300	327,187
8.55%, 05/15/19	400	532,566
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21	300	321,773
4.25%, 04/01/21[a]	850	948,785

183

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Eastman Chemical Co.
3.00%, 12/15/15[a]	$200	$209,766
Ecolab Inc.
3.00%, 12/08/16	600	636,794
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	150	155,365
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	300	369,157
PPG Industries Inc.
3.60%, 11/15/20	200	211,662
Praxair Inc.
1.05%, 11/07/17	500	492,893
3.00%, 09/01/21	100	101,756
4.05%, 03/15/21	100	109,275
4.50%, 08/15/19	256	290,742
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	250	244,070
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	51,658
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	50	52,669

		6,627,649
COMMERCIAL SERVICES — 0.09%
ADT Corp. (The)
2.25%, 07/15/17	200	199,855
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	193,459
Moody’s Corp.
5.50%, 09/01/20[a]	100	109,616
Western Union Co. (The)
5.25%, 04/01/20[a]	416	442,776

		945,706
COMPUTERS — 0.53%
Apple Inc.
1.00%, 05/03/18	450	441,716
2.40%, 05/03/23	450	430,334
Computer Sciences Corp.
4.45%, 09/15/22[a]	50	51,689
6.50%, 03/15/18	150	172,179
Dell Inc.
2.30%, 09/10/15	100	100,000
4.63%, 04/01/21[a]	250	247,500
Hewlett-Packard Co.
1.55%, 05/30/14	150	150,881
2.35%, 03/15/15	300	305,513
2.65%, 06/01/16	150	154,352
4.30%, 06/01/21	450	451,812
4.65%, 12/09/21	200	205,522
5.50%, 03/01/18	526	592,017
International Business Machines Corp.
0.55%, 02/06/15	1,000	1,001,223
1.95%, 07/22/16	300	309,973
2.90%, 11/01/21	350	353,650
5.70%, 09/14/17	550	647,582
NetApp Inc.
2.00%, 12/15/17	250	247,336

		5,863,279

Security	Principal (000s)	Value

COSMETICS & PERSONAL CARE — 0.13%
Avon Products Inc.
5.00%, 03/15/23	$500	$525,237
Colgate-Palmolive Co.
1.30%, 01/15/17	200	201,287
2.95%, 11/01/20	150	155,986
Procter & Gamble Co. (The)
1.80%, 11/15/15	350	360,597
4.70%, 02/15/19	200	231,332

		1,474,439
DISTRIBUTION & WHOLESALE — 0.02%
Arrow Electronics Inc.
5.13%, 03/01/21[a]	150	158,477
Ingram Micro Inc.
5.25%, 09/01/17	100	107,676

		266,153
DIVERSIFIED FINANCIAL SERVICES — 2.46%
Alterra Finance LLC
6.25%, 09/30/20	100	115,540
American Express Co.
1.55%, 05/22/18	500	495,297
2.65%, 12/02/22	250	239,602
6.80%, 09/01/66 (Call 09/01/16)[c]	268	293,460
7.00%, 03/19/18	792	974,465
American Express Credit Corp.
2.38%, 03/24/17	400	412,950
2.80%, 09/19/16	200	210,157
Ameriprise Financial Inc.
5.30%, 03/15/20	150	175,966
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	1,047	1,119,399
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	250	258,586
Caterpillar Financial Services Corp.
1.63%, 06/01/17[a]	250	252,198
Charles Schwab Corp. (The)
0.85%, 12/04/15	250	250,578
3.23%, 09/01/22	262	262,927
Credit Suisse (USA) Inc.
5.38%, 03/02/16	1,048	1,167,476
Ford Motor Credit Co. LLC
2.38%, 01/16/18	200	199,331
4.25%, 02/03/17	1,000	1,068,936
7.00%, 04/15/15	750	822,982
8.13%, 01/15/20	750	946,812
Franklin Resources Inc.
2.80%, 09/15/22	250	245,167
General Electric Capital Corp.
1.63%, 07/02/15	300	304,567
2.15%, 01/09/15	900	920,697
2.95%, 05/09/16	450	473,944
3.10%, 01/09/23	400	388,304
4.65%, 10/17/21	400	443,552
5.00%, 01/08/16	640	703,781
5.30%, 02/11/21	700	788,834
5.63%, 09/15/17	1,000	1,157,249
5.63%, 05/01/18	762	893,521

184

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

5.90%, 05/13/14	$450	$473,635
6.00%, 08/07/19	762	916,394
HSBC Finance Corp.
5.50%, 01/19/16	350	387,882
6.68%, 01/15/21	444	525,210
Jefferies Group LLC
5.13%, 01/20/23[a]	200	210,312
8.50%, 07/15/19	262	327,898
John Deere Capital Corp.
0.88%, 04/17/15	100	100,500
1.30%, 03/12/18[a]	300	297,128
1.85%, 09/15/16	600	615,380
3.15%, 10/15/21	200	205,789
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	935	980,692
6.05%, 05/16/16	600	666,629
Series C
5.00%, 01/15/15	235	248,492
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/22 (Call 11/15/21)[a]	250	254,862
Nomura Holdings Inc.
6.70%, 03/04/20	225	263,405
ORIX Corp.
5.00%, 01/12/16	250	268,243
PACCAR Financial Corp.
0.80%, 02/08/16	250	249,174
1.55%, 09/29/14	200	202,891
SLM Corp.
6.25%, 01/25/16	500	528,750
7.25%, 01/25/22	100	104,000
Series A
5.38%, 05/15/14	637	656,110
Svensk Exportkredit AB
1.75%, 05/30/17[a]	500	512,719
Toyota Motor Credit Corp.
1.25%, 11/17/14	200	202,046
1.25%, 10/05/17	600	593,422
1.75%, 05/22/17	500	505,936
2.63%, 01/10/23	1,000	965,618
3.40%, 09/15/21	200	208,664

		27,058,059
ELECTRIC — 1.43%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	250	245,163
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	250	242,087
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	250	239,336
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	1,096	1,300,664
Constellation Energy Group Inc.
4.55%, 06/15/15	556	593,905
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	200	201,385
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	150	160,101
Dominion Resources Inc. Series C
5.15%, 07/15/15	640	696,238
Duke Energy Corp.
3.55%, 09/15/21 (Call 06/15/21)	150	155,743

Security	Principal (000s)	Value

5.05%, 09/15/19	$262	$302,325
Duke Energy Indiana Inc.
3.75%, 07/15/20	200	215,805
Duke Energy Progress Inc.
3.00%, 09/15/21 (Call 06/15/21)	150	153,996
Edison International
3.75%, 09/15/17	200	215,182
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	200	213,535
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	100	108,295
Entergy Louisiana LLC
1.88%, 12/15/14	100	101,630
Exelon Corp.
4.90%, 06/15/15	440	473,091
Exelon Generation Co. LLC
5.35%, 01/15/14	340	349,651
Georgia Power Co.
0.75%, 08/10/15	500	500,468
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	54,691
5.29%, 06/15/22 (Call 03/15/22)[a],d	300	332,948
Integrys Energy Group Inc.
4.17%, 11/01/20	50	54,874
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	52,749
LG&E and KU Energy LLC
2.13%, 11/15/15	100	102,460
3.75%, 11/15/20 (Call 08/15/20)[a]	100	104,433
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	300	353,877
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	246,765
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	600	603,717
6.00%, 03/01/19[a]	256	301,475
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	300	322,727
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	100	102,605
2.15%, 08/15/22 (Call 02/15/22)	500	474,557
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	239,091
Oncor Electric Delivery Co.
6.38%, 01/15/15	268	290,860
Pacific Gas & Electric Co.
4.80%, 03/01/14	772	795,967
Portland General Electric Co.
6.10%, 04/15/19	100	121,998
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	153,992
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	200	210,417
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	600	597,228
4.40%, 01/15/21 (Call 10/15/20)	300	327,385
PSEG Power LLC
2.75%, 09/15/16	100	103,328
4.15%, 09/15/21 (Call 06/15/21)	150	159,372
Public Service Co. of Oklahoma
4.40%, 02/01/21	100	110,168
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	206,469

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	$50	$51,151
4.75%, 05/15/21 (Call 02/15/21)	150	160,894
Scottish Power Ltd.
5.38%, 03/15/15	65	69,135
Southern Co. (The)
2.38%, 09/15/15	100	103,364
Southern Power Co. Series D
4.88%, 07/15/15	307	332,749
Southwestern Electric Power Co.
6.45%, 01/15/19	262	315,223
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	250	244,722
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	500	496,943
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)[a]	300	332,563
UIL Holdings Corp.
4.63%, 10/01/20	100	105,822
Union Electric Co.
6.70%, 02/01/19	262	326,090
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	100	102,314
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	206,368

		15,740,091
ELECTRICAL COMPONENTS & EQUIPMENT — 0.06%
Emerson Electric Co.
4.88%, 10/15/19[a]	300	346,534
5.25%, 10/15/18	255	299,306

		645,840
ELECTRONICS — 0.21%
Agilent Technologies Inc.
5.00%, 07/15/20	100	111,446
6.50%, 11/01/17[a]	225	265,835
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	50	51,148
Avnet Inc.
4.88%, 12/01/22	250	256,985
Honeywell International Inc.
5.30%, 03/01/18	262	307,499
Koninklijke Philips Electronics NV
3.75%, 03/15/22	400	418,596
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	53,614
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	600	629,779
3.60%, 08/15/21 (Call 05/15/21)	200	204,129
4.50%, 03/01/21	50	54,035

		2,353,066
ENGINEERING & CONSTRUCTION — 0.02%
Fluor Corp.
3.38%, 09/15/21	200	206,798

		206,798

Security	Principal (000s)	Value

ENTERTAINMENT — 0.01%
International Game Technology
7.50%, 06/15/19	$100	$117,449

		117,449
ENVIRONMENTAL CONTROL — 0.07%
Republic Services Inc.
5.00%, 03/01/20	400	450,878
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)	250	275,465

		726,343
FOOD — 0.58%
Campbell Soup Co.
3.05%, 07/15/17	200	210,309
ConAgra Foods Inc.
3.25%, 09/15/22[a]	250	247,811
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	250	259,089
General Mills Inc.
1.55%, 05/16/14	200	201,992
5.70%, 02/15/17	200	230,176
H.J. Heinz Co.
3.13%, 09/12/21 (Call 06/12/21)	250	246,250
Hershey Co. (The)
1.50%, 11/01/16	200	202,104
4.13%, 12/01/20	50	55,489
Ingredion Inc.
4.63%, 11/01/20	50	54,463
Kellogg Co.
1.88%, 11/17/16	150	153,809
3.13%, 05/17/22	250	252,239
4.45%, 05/30/16	300	327,369
Kraft Foods Group Inc.
2.25%, 06/05/17	500	513,006
3.50%, 06/06/22	250	256,619
Kroger Co. (The)
2.20%, 01/15/17	300	306,860
3.90%, 10/01/15	300	320,539
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	200	212,392
Mondelez International Inc.
4.13%, 02/09/16	500	540,170
6.13%, 02/01/18	504	594,986
Safeway Inc.
3.95%, 08/15/20[a]	200	204,526
Sysco Corp.
2.60%, 06/12/22[a]	250	242,910
Unilever Capital Corp.
0.85%, 08/02/17	500	490,464
4.25%, 02/10/21	250	279,688

		6,403,260
FOREST PRODUCTS & PAPER — 0.14%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	500	514,260
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	200	196,968

186

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	$450	$496,746
7.95%, 06/15/18	262	333,505

		1,541,479
GAS — 0.04%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	200	209,132
Sempra Energy
2.00%, 03/15/14	100	100,997
6.50%, 06/01/16	112	129,064

		439,193
HAND & MACHINE TOOLS — 0.03%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	300	308,034

		308,034
HEALTH CARE — PRODUCTS — 0.37%
Baxter International Inc.
2.40%, 08/15/22	500	477,566
4.25%, 03/15/20	200	222,250
Becton, Dickinson and Co.
3.13%, 11/08/21	200	203,944
3.25%, 11/12/20	100	103,960
Boston Scientific Corp.
4.50%, 01/15/15	700	737,494
Covidien International Finance SA
6.00%, 10/15/17	450	529,982
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	500	487,320
3.00%, 03/15/15	200	208,575
4.13%, 03/15/21 (Call 12/15/20)	200	220,612
St. Jude Medical Inc.
2.50%, 01/15/16	100	102,940
Stryker Corp.
1.30%, 04/01/18[a]	500	493,088
2.00%, 09/30/16	100	103,351
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	200	202,378

		4,093,460
HEALTH CARE — SERVICES — 0.39%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	250	239,101
3.95%, 09/01/20	100	106,749
4.13%, 06/01/21 (Call 03/01/21)	300	322,976
Cigna Corp.
2.75%, 11/15/16	100	105,041
4.38%, 12/15/20 (Call 09/15/20)	100	109,497
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	50	57,665
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)[a]	500	483,594
6.45%, 06/01/16	200	228,906
Laboratory Corp. of America Holdings
2.20%, 08/23/17	550	555,587

Security	Principal (000s)	Value

Quest Diagnostics Inc.
4.70%, 04/01/21	$150	$160,006
UnitedHealth Group Inc.
1.40%, 10/15/17	250	249,490
4.70%, 02/15/21 (Call 11/15/20)[a]	200	225,981
4.88%, 03/15/15	268	288,069
6.00%, 06/15/17	250	294,161
WellPoint Inc.
1.88%, 01/15/18	250	250,290
3.30%, 01/15/23	200	198,192
4.35%, 08/15/20	100	109,636
5.25%, 01/15/16	300	331,393

		4,316,334
HOME FURNISHINGS — 0.03%
Whirlpool Corp.
4.85%, 06/15/21[a]	250	276,045

		276,045
HOUSEHOLD PRODUCTS & WARES — 0.06%
Clorox Co. (The)
3.80%, 11/15/21	200	207,921
Kimberly-Clark Corp.
6.13%, 08/01/17	256	304,807
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	100	104,215

		616,943
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.
2.00%, 06/15/15	500	507,760

		507,760
INSURANCE — 1.04%
ACE INA Holdings Inc.
2.70%, 03/13/23	200	194,276
Aflac Inc.
3.45%, 08/15/15[a]	100	105,653
4.00%, 02/15/22[a]	200	210,354
Allstate Corp. (The)
5.00%, 08/15/14	336	353,282
American International Group Inc.
3.65%, 01/15/14	250	254,462
4.88%, 06/01/22	300	332,097
5.60%, 10/18/16	673	759,931
6.40%, 12/15/20	500	607,157
Aon PLC
3.13%, 05/27/16	100	105,108
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	654	699,055
5.40%, 05/15/18[a]	450	528,848
Berkshire Hathaway Inc.
1.90%, 01/31/17	500	509,828
Chubb Corp. (The)
6.38%, 03/29/67 (Call 04/15/17)[c]	250	281,250
CNA Financial Corp.
5.88%, 08/15/20	75	86,977

187

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Fidelity National Financial Inc.
5.50%, 09/01/22	$300	$331,796
Genworth Holdings Inc.
5.75%, 06/15/14	526	551,643
Hartford Financial Services Group Inc.
5.13%, 04/15/22	250	285,246
5.38%, 03/15/17	250	280,942
Lincoln National Corp.
8.75%, 07/01/19	300	399,231
Markel Corp.
5.35%, 06/01/21	200	223,257
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	350	386,623
MetLife Inc.
3.05%, 12/15/22	500	489,063
4.75%, 02/08/21	200	226,349
5.00%, 06/15/15	390	422,175
Principal Financial Group Inc.
1.85%, 11/15/17	500	500,676
Progressive Corp. (The)
3.75%, 08/23/21[a]	100	106,858
Prudential Financial Inc.
3.00%, 05/12/16	150	157,997
4.50%, 11/16/21[a]	300	326,143
Series B
5.10%, 09/20/14	673	710,814
Reinsurance Group of America Inc.
5.00%, 06/01/21	200	218,150
Travelers Companies Inc. (The)
6.25%, 06/20/16	262	301,928
Willis Group Holdings PLC
5.75%, 03/15/21	100	111,393
WR Berkley Corp.
4.63%, 03/15/22	200	214,381
XLIT Ltd.
5.75%, 10/01/21	200	236,874

		11,509,817
INTERNET — 0.10%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	150	141,932
eBay Inc.
1.35%, 07/15/17	100	100,007
3.25%, 10/15/20 (Call 07/15/20)	100	103,804
Google Inc.
2.13%, 05/19/16	200	208,205
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)[a]	500	512,311

		1,066,259
IRON & STEEL — 0.02%
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[a]	200	192,854
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	50	49,767

		242,621

Security	Principal (000s)	Value

LODGING — 0.08%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	$235	$229,354
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	300	309,563
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	250	239,531
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	50	51,370
4.25%, 03/01/22 (Call 12/01/21)	100	102,073

		931,891
MACHINERY — 0.23%
Caterpillar Inc.
3.90%, 05/27/21	700	759,468
5.70%, 08/15/16	943	1,082,308
Deere & Co.
4.38%, 10/16/19	300	342,862
Joy Global Inc.
5.13%, 10/15/21[a]	50	54,485
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	250	244,277

		2,483,400
MANUFACTURING — 0.58%
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	250	246,857
Danaher Corp.
2.30%, 06/23/16	50	52,024
3.90%, 06/23/21 (Call 03/23/21)	150	163,981
Eaton Corp.
2.75%, 11/02/22[e]	250	240,710
General Electric Co.
2.70%, 10/09/22	4,450	4,384,585
Harsco Corp.
2.70%, 10/15/15	100	100,786
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	225	235,740
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	250	299,040
Pentair Finance SA
2.65%, 12/01/19	250	247,777
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	54,459
Textron Inc.
4.63%, 09/21/16	100	107,506
Tyco Electronics Group SA
6.55%, 10/01/17	200	235,871

		6,369,336
MEDIA — 1.07%
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)[a]	250	250,271
Comcast Corp.
3.13%, 07/15/22	500	510,557
6.50%, 01/15/17	750	887,595
COX Communications Inc.
5.45%, 12/15/14	192	206,160

188

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	$600	$636,798
3.55%, 03/15/15	450	470,644
3.80%, 03/15/22	250	252,597
5.00%, 03/01/21	200	222,493
Discovery Communications LLC
3.30%, 05/15/22	250	251,734
3.70%, 06/01/15	450	474,856
NBCUniversal Media LLC
2.88%, 04/01/16	300	316,063
5.15%, 04/30/20	1,050	1,230,726
News America Inc.
3.00%, 09/15/22	250	242,860
5.30%, 12/15/14	556	594,839
Thomson Reuters Corp.
6.50%, 07/15/18	300	362,132
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	200	209,146
5.85%, 05/01/17	336	386,572
6.75%, 07/01/18	700	848,685
7.50%, 04/01/14	326	344,222
Time Warner Inc.
3.15%, 07/15/15	100	104,812
4.88%, 03/15/20	750	850,036
Viacom Inc.
1.25%, 02/27/15	400	402,708
3.13%, 06/15/22 (Call 03/15/22)	500	492,815
3.50%, 04/01/17[a]	150	159,987
Walt Disney Co. (The)
1.13%, 02/15/17	500	496,875
1.35%, 08/16/16	300	304,691
2.55%, 02/15/22[a]	250	245,003

		11,755,877
METAL FABRICATE & HARDWARE — 0.02%
Precision Castparts Corp.
1.25%, 01/15/18	200	197,348

		197,348
MINING — 0.60%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	400	406,737
5.55%, 02/01/17[a]	418	452,943
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20	200	205,943
Barrick Gold Corp.
2.90%, 05/30/16	200	206,067
3.85%, 04/01/22	200	190,880
6.95%, 04/01/19	225	265,863
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	200	202,128
3.25%, 11/21/21	450	461,749
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	50	50,314
3.55%, 03/01/22 (Call 12/01/21)	300	291,612
3.88%, 03/15/23 (Call 12/15/22)[e]	200	193,875
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	200	189,789
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	100	103,176

Security	Principal (000s)	Value

3.75%, 09/20/21	$50	$51,620
6.50%, 07/15/18	450	546,604
8.95%, 05/01/14	510	548,191
9.00%, 05/01/19	225	304,056
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	500	498,645
Teck Resources Ltd.
3.00%, 03/01/19	200	201,559
3.85%, 08/15/17[a]	50	53,230
Vale Overseas Ltd.
4.38%, 01/11/22	800	794,577
6.25%, 01/11/16	336	373,464

		6,593,022
MULTI-NATIONAL — 1.80%
African Development Bank
1.13%, 03/15/17	750	757,982
Corporacion Andina de Fomento
4.38%, 06/15/22	300	319,944
Council of Europe Development Bank
1.50%, 02/22/17	250	254,790
European Bank for Reconstruction and Development
1.00%, 02/16/17	750	754,389
Series G
2.75%, 04/20/15	300	313,118
European Investment Bank
1.00%, 07/15/15	1,000	1,011,153
1.00%, 03/15/18	800	789,674
1.00%, 06/15/18	400	393,176
1.25%, 02/14/14	1,200	1,207,632
1.25%, 10/14/16	750	761,298
2.13%, 07/15/16	900	938,882
2.75%, 03/23/15	600	625,198
4.00%, 02/16/21	1,700	1,919,193
4.63%, 05/15/14	3,641	3,790,978
International Bank for Reconstruction and Development
0.50%, 04/15/16	400	399,455
1.00%, 09/15/16	1,800	1,818,934
2.13%, 02/13/23	800	786,131
2.38%, 05/26/15	750	779,655
International Finance Corp.
1.00%, 04/24/17	600	603,941
2.25%, 04/11/16	500	523,509
2.75%, 04/20/15	500	521,959
Nordic Investment Bank
0.50%, 04/14/16	250	249,522
5.00%, 02/01/17	307	352,825

		19,873,338
OFFICE & BUSINESS EQUIPMENT — 0.12%
Pitney Bowes Inc.
4.75%, 01/15/16[a]	256	271,834
Xerox Corp.
4.25%, 02/15/15	200	210,241
4.50%, 05/15/21[a]	650	687,375
5.63%, 12/15/19	150	170,376

		1,339,826

189

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

OIL & GAS — 1.69%
Anadarko Petroleum Corp.
5.95%, 09/15/16	$306	$348,633
6.38%, 09/15/17	500	591,084
BP Capital Markets PLC
0.70%, 11/06/15	600	598,615
1.85%, 05/05/17	250	253,367
3.13%, 10/01/15	200	210,508
3.20%, 03/11/16	850	901,462
3.56%, 11/01/21	100	104,067
3.88%, 03/10/15	150	158,396
4.74%, 03/11/21	200	225,329
4.75%, 03/10/19	150	171,056
Canadian Natural Resources Ltd.
5.90%, 02/01/18	500	586,416
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	250	245,052
4.50%, 09/15/14	200	209,318
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	600	594,911
2.36%, 12/05/22 (Call 09/05/22)	250	239,953
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	250	235,351
ConocoPhillips
4.75%, 02/01/14	240	246,769
5.75%, 02/01/19	300	360,545
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	500	480,098
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[a]	300	317,440
Encana Corp.
5.90%, 12/01/17	350	405,820
Ensco PLC
4.70%, 03/15/21	300	331,008
EOG Resources Inc.
2.95%, 06/01/15	300	313,341
Husky Energy Inc.
7.25%, 12/15/19	300	381,076
Marathon Oil Corp.
6.00%, 10/01/17	194	228,007
Marathon Petroleum Corp.
3.50%, 03/01/16	50	53,164
5.13%, 03/01/21	450	516,333
Nabors Industries Inc.
5.00%, 09/15/20[a]	300	319,176
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	200	215,856
Noble Holding International Ltd.
4.63%, 03/01/21	200	214,304
Occidental Petroleum Corp.
1.75%, 02/15/17	150	152,279
2.50%, 02/01/16	300	312,984
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	300	333,000
Phillips 66
2.95%, 05/01/17	200	209,835
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	250	256,401
Rowan Companies Inc.
5.00%, 09/01/17[a]	100	110,152
Shell International Finance BV

Security	Principal (000s)	Value

0.63%, 12/04/15	$2,100	$2,104,127
4.00%, 03/21/14	475	488,660
4.30%, 09/22/19	526	599,642
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	200	207,142
Statoil ASA
5.25%, 04/15/19	325	385,187
Suncor Energy Inc.
6.10%, 06/01/18	450	536,627
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	100	102,673
Total Capital International SA
1.55%, 06/28/17	500	502,334
2.88%, 02/17/22	250	249,896
Total Capital SA
2.30%, 03/15/16	200	207,498
4.13%, 01/28/21[a]	250	274,852
Transocean Inc.
5.05%, 12/15/16	450	498,212
6.00%, 03/15/18	173	198,911
Valero Energy Corp.
6.13%, 02/01/20	450	537,674
XTO Energy Inc.
5.50%, 06/15/18	250	299,724

		18,624,265
OIL & GAS SERVICES — 0.14%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	150	155,009
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	150	165,224
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	200	208,348
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	250	240,779
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	500	512,570
6.35%, 06/15/17	268	306,866

		1,588,796
PACKAGING & CONTAINERS — 0.01%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	52,928
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	15,914

		68,842
PHARMACEUTICALS — 1.23%
Abbott Laboratories
5.13%, 04/01/19	238	278,064
AbbVie Inc.
1.75%, 11/06/17[e]	2,600	2,603,503
Allergan Inc.
3.38%, 09/15/20	250	263,461
AmerisourceBergen Corp.
5.88%, 09/15/15	254	281,294
Bristol-Myers Squibb Co.
5.45%, 05/01/18	200	235,765

190

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Cardinal Health Inc.
3.20%, 06/15/22	$200	$197,519
Express Scripts Holding Co.
3.13%, 05/15/16	250	263,897
3.50%, 11/15/16	200	214,436
4.75%, 11/15/21	200	223,430
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	408	485,956
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	250	252,185
2.85%, 05/08/22	250	248,627
Johnson & Johnson
3.55%, 05/15/21	200	217,167
5.55%, 08/15/17	305	358,587
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	425	410,705
5.70%, 03/01/17	336	385,301
Medco Health Solutions Inc.
7.13%, 03/15/18	592	726,887
Merck & Co. Inc.
4.00%, 06/30/15	315	337,064
Novartis Capital Corp.
2.90%, 04/24/15	300	313,252
Novartis Securities Investment Ltd.
5.13%, 02/10/19	862	1,010,180
Pfizer Inc.
6.20%, 03/15/19	429	528,382
Sanofi
1.20%, 09/30/14	100	101,011
2.63%, 03/29/16	500	524,100
4.00%, 03/29/21	200	219,411
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	600	713,984
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	208,172
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14[a]	150	151,481
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	500	491,792
Watson Pharmaceuticals Inc.
3.25%, 10/01/22 (Call 07/01/22)	600	587,651
Wyeth LLC
5.50%, 02/01/14	697	719,916

		13,553,180
PIPELINES — 0.69%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	250	238,906
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	150	157,976
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	475	531,470
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	200	211,007
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	300	312,888
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	200	214,340
5.95%, 02/01/15	315	339,574
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	500	494,216
Series G

Security	Principal (000s)	Value

5.60%, 10/15/14	$707	$754,860
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	50	53,094
4.15%, 03/01/22	200	209,869
6.85%, 02/15/20	250	307,371
Magellan Midstream Partners LP
4.25%, 02/01/21	300	321,041
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	250	256,586
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	250	262,443
Plains All American Pipeline LP
3.95%, 09/15/15	300	321,198
8.75%, 05/01/19	300	401,576
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	500	487,283
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	100	104,802
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	50	52,396
TransCanada PipeLines Ltd.
2.50%, 08/01/22	500	475,051
6.50%, 08/15/18	450	551,580
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	250	241,129
5.25%, 03/15/20	225	251,332

		7,551,988
REAL ESTATE — 0.05%
ProLogis LP
4.50%, 08/15/17	400	434,265
6.88%, 03/15/20 (Call 12/16/19)	100	119,837

		554,102
REAL ESTATE INVESTMENT TRUSTS — 0.68%
American Tower Corp.
3.50%, 01/31/23	175	168,577
4.63%, 04/01/15	220	232,774
5.05%, 09/01/20	150	163,861
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)[a]	50	52,748
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	400	409,205
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	54,136
4.13%, 05/15/21	600	644,806
CommonWealth REIT
5.88%, 09/15/20 (Call 03/15/20)	300	321,881
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	300	319,420
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	250	247,759
7.38%, 02/15/15	250	274,603
Entertainment Properties Trust
7.75%, 07/15/20	150	177,009
ERP Operating LP
5.13%, 03/15/16	336	371,036
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)	950	1,007,424
6.70%, 01/30/18	250	299,620

191

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Health Care REIT Inc.
3.63%, 03/15/16	$50	$52,533
4.13%, 04/01/19 (Call 01/01/19)	300	322,010
4.95%, 01/15/21 (Call 10/15/20)	100	110,256
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	250	261,469
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23 (Call 07/15/23)	125	122,776
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	150	165,740
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	100	107,616
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	100	113,584
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	200	193,205
5.65%, 02/01/20 (Call 11/01/19)	450	533,258
6.13%, 05/30/18	500	600,304
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)[a]	100	105,396
4.75%, 06/01/21 (Call 03/01/21)	50	54,656

		7,487,662
RETAIL — 0.76%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	49,965
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	550	558,531
Costco Wholesale Corp.
0.65%, 12/07/15	600	601,396
1.70%, 12/15/19	250	246,207
CVS Caremark Corp.
4.13%, 05/15/21 (Call 02/15/21)	250	273,286
5.75%, 06/01/17	205	238,718
Darden Restaurants Inc.
4.50%, 10/15/21	200	208,346
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	100	115,456
Home Depot Inc. (The)
5.40%, 03/01/16	440	493,595
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	50	51,726
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	750	758,198
3.80%, 11/15/21 (Call 08/15/21)	200	212,161
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)	200	208,947
McDonald’s Corp.
5.35%, 03/01/18	473	552,670
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	200	217,172
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	100	107,953
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	500	500,566
Target Corp.
6.00%, 01/15/18	473	565,870
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	125	119,547
Wal-Mart Stores Inc.
0.60%, 04/11/16	400	399,380

Security	Principal (000s)	Value

3.25%, 10/25/20	$750	$792,448
Walgreen Co.
1.80%, 09/15/17	600	603,751
3.10%, 09/15/22	100	98,565
Yum! Brands Inc.
6.25%, 03/15/18[a]	304	358,928

		8,333,382
SAVINGS & LOANS — 0.01%
Santander Holdings USA Inc.
4.63%, 04/19/16	100	105,860

		105,860
SEMICONDUCTORS — 0.12%
Applied Materials Inc.
2.65%, 06/15/16	50	52,226
Broadcom Corp.
2.70%, 11/01/18	50	52,502
Intel Corp.
1.95%, 10/01/16	350	361,166
3.30%, 10/01/21	350	362,651
Texas Instruments Inc.
1.65%, 08/03/19	300	294,819
2.38%, 05/16/16	150	156,423

		1,279,787
SOFTWARE — 0.60%
BMC Software Inc.
4.25%, 02/15/22	50	50,300
Fiserv Inc.
3.13%, 06/15/16	25	26,260
4.75%, 06/15/21	200	215,782
Microsoft Corp.
2.50%, 02/08/16	650	677,451
2.95%, 06/01/14	350	359,123
Oracle Corp.
1.20%, 10/15/17	4,200	4,164,799
2.50%, 10/15/22	300	288,292
5.25%, 01/15/16	768	855,762

		6,637,769
TELECOMMUNICATIONS — 1.59%
America Movil SAB de CV
2.38%, 09/08/16	200	205,530
5.00%, 03/30/20	675	744,194
AT&T Inc.
0.90%, 02/12/16	250	249,437
1.40%, 12/01/17	600	594,857
2.40%, 08/15/16	950	984,070
2.50%, 08/15/15	400	414,328
3.00%, 02/15/22	750	746,556
5.50%, 02/01/18	800	935,882
British Telecommunications PLC
5.95%, 01/15/18	150	176,044
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	526	697,123
Cisco Systems Inc.
5.50%, 02/22/16	1,072	1,206,760

192

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

Corning Inc.
4.25%, 08/15/20	$50	$54,156
Deutsche Telekom International Finance BV
5.75%, 03/23/16	315	353,985
Embarq Corp.
7.08%, 06/01/16	450	514,080
France Telecom SA
4.38%, 07/08/14	600	622,440
Harris Corp.
4.40%, 12/15/20	150	159,283
Juniper Networks Inc.
4.60%, 03/15/21	200	209,862
Motorola Solutions Inc.
3.50%, 03/01/23	500	487,449
Rogers Wireless Inc.
6.38%, 03/01/14[a]	336	350,019
Telecom Italia Capital SA
4.95%, 09/30/14	526	550,196
Telefonica Emisiones SAU
3.73%, 04/27/15	450	465,542
5.46%, 02/16/21	450	483,659
Verizon Communications Inc.
1.25%, 11/03/14	300	303,155
2.45%, 11/01/22 (Call 08/01/22)	2,100	1,959,725
3.50%, 11/01/21	300	308,597
5.50%, 02/15/18	450	524,383
5.55%, 02/15/16	872	975,771
Vodafone Group PLC
2.95%, 02/19/23	1,000	962,184
5.63%, 02/27/17	500	570,627
5.75%, 03/15/16	640	720,472

		17,530,366
TEXTILES — 0.01%
Cintas Corp. No. 2
2.85%, 06/01/16	150	154,425

		154,425
TOYS, GAMES & HOBBIES — 0.00%
Mattel Inc.
2.50%, 11/01/16	50	51,990

		51,990
TRANSPORTATION — 0.32%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22 (Call 06/01/22)	550	549,561
4.70%, 10/01/19	250	285,988
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	250	238,643
2.85%, 12/15/21 (Call 09/15/21)	100	101,257
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	250	268,546
4.25%, 06/01/21 (Call 03/01/21)	50	54,911
Norfolk Southern Corp.
7.70%, 05/15/17	445	549,060
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	350	355,125
3.50%, 06/01/17	100	104,373
3.60%, 03/01/16	100	104,245

Security	Principal (000s)	Value

Union Pacific Corp.
5.75%, 11/15/17	$315	$369,544
United Parcel Service Inc.
3.13%, 01/15/21	250	259,718
5.13%, 04/01/19	282	332,016

		3,572,987
TRUCKING & LEASING — 0.02%
GATX Corp.
4.85%, 06/01/21	200	211,399

		211,399

TOTAL CORPORATE BONDS & NOTES
(Cost: $327,639,294)		341,784,397

FOREIGN AGENCY OBLIGATIONS[f] — 2.22%

BRAZIL — 0.23%
Petrobras International Finance Co.
3.88%, 01/27/16	1,200	1,252,976
5.38%, 01/27/21	350	371,252
5.88%, 03/01/18	500	559,689
7.88%, 03/15/19	262	316,261

		2,500,178
CANADA — 0.96%
British Columbia (Province of)
1.20%, 04/25/17[a]	750	758,910
Hydro-Quebec
2.00%, 06/30/16	500	518,022
Manitoba (Province of)
1.30%, 04/03/17	250	251,891
Nova Scotia (Province of)
2.38%, 07/21/15	300	311,503
Ontario (Province of)
1.60%, 09/21/16	1,800	1,843,248
1.65%, 09/27/19	3,700	3,644,046
2.30%, 05/10/16	100	104,475
2.95%, 02/05/15	875	911,167
4.10%, 06/16/14	600	623,482
4.40%, 04/14/20[a]	250	286,595
Quebec (Province of)
5.00%, 03/01/16	1,247	1,393,022

		10,646,361
JAPAN — 0.01%
Japan Finance Corp.
2.50%, 05/18/16	100	105,195

		105,195
MEXICO — 0.18%
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	570,000
Petroleos Mexicanos
4.88%, 01/24/22	1,100	1,177,000

193

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

5.50%, 01/21/21	$250	$281,250

		2,028,250
NETHERLANDS — 0.09%
Petrobras Global Finance BV
4.38%, 05/20/23	1,000	969,696

		969,696
SOUTH KOREA — 0.27%
Export-Import Bank of Korea (The)
3.75%, 10/20/16	250	267,415
5.00%, 04/11/22	1,000	1,100,575
8.13%, 01/21/14[a]	550	573,880
Korea Development Bank (The)
3.50%, 08/22/17	1,000	1,050,162

		2,992,032
SUPRANATIONAL — 0.48%
Asian Development Bank
1.38%, 03/23/20	400	392,859
2.50%, 03/15/16	750	789,894
2.63%, 02/09/15	1,150	1,193,732
2.75%, 05/21/14	526	538,627
Inter-American Development Bank
1.13%, 03/15/17	900	910,925
5.13%, 09/13/16	1,247	1,425,598

		5,251,635

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $24,024,994)		24,493,347

FOREIGN GOVERNMENT OBLIGATIONS[f] — 1.38%

BRAZIL — 0.16%
Brazil (Federative Republic of)
4.88%, 01/22/21[a]	550	618,750
6.00%, 01/17/17	450	513,675
8.00%, 01/15/18[a]	593	681,694

		1,814,119
CANADA — 0.05%
Canada (Government of)
2.38%, 09/10/14	526	540,108

		540,108
COLOMBIA — 0.14%
Colombia (Republic of)
4.38%, 07/12/21	200	219,000
7.38%, 03/18/19	850	1,071,000
8.25%, 12/22/14	250	276,250

		1,566,250

Security	Principal (000s)	Value

ISRAEL — 0.03%
Israel (State of)
5.13%, 03/26/19	$262	$302,938

		302,938
ITALY — 0.14%
Italy (Republic of)
4.50%, 01/21/15	1,500	1,573,062

		1,573,062
JAPAN — 0.05%
Japan (Government of)
1.13%, 07/19/17	600	599,070

		599,070
MEXICO — 0.24%
United Mexican States
3.63%, 03/15/22[a]	1,540	1,586,200
5.95%, 03/19/19	900	1,068,750

		2,654,950
PANAMA — 0.05%
Panama (Republic of)
7.25%, 03/15/15	500	553,750

		553,750
PERU — 0.05%
Peru (Republic of)
7.13%, 03/30/19[a]	415	518,750

		518,750
PHILIPPINES — 0.02%
Philippines (Republic of the)
4.00%, 01/15/21	200	217,000

		217,000
POLAND — 0.11%
Poland (Republic of)
5.13%, 04/21/21	750	847,500
6.38%, 07/15/19	262	315,382

		1,162,882
SOUTH AFRICA — 0.09%
South Africa (Republic of)
5.50%, 03/09/20	600	670,500
6.88%, 05/27/19	262	313,417

		983,917

194

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal (000s)	Value

SOUTH KOREA — 0.03%
Korea (Republic of)
7.13%, 04/16/19	$262	$330,790

		330,790
TURKEY — 0.22%
Turkey (Republic of)
3.25%, 03/23/23	1,200	1,176,000
6.75%, 04/03/18	1,000	1,195,000

		2,371,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $14,875,917)		15,188,586

MUNICIPAL DEBT OBLIGATIONS — 0.11%

CALIFORNIA — 0.03%
State of California GO BAB
7.55%, 04/01/39	250	357,577

		357,577
ILLINOIS — 0.05%
State of Illinois GO
4.07%, 01/01/14	20	20,359
4.42%, 01/01/15	500	524,685

		545,044
NEW JERSEY — 0.03%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/23 (AGM)	400	269,488

		269,488

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,064,253)		1,172,109

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 64.35%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.94%
Federal Home Loan Banks
3.63%, 10/18/13[a]	3,585	3,631,820
5.00%, 11/17/17[a]	9,685	11,354,373
Federal Home Loan Mortgage Corp.
0.50%, 05/13/16[a]	4,000	3,996,096
0.88%, 03/07/18	3,300	3,259,256
1.25%, 10/02/19[a]	3,160	3,095,841
2.00%, 08/25/16[a]	4,975	5,191,329
2.38%, 01/13/22	1,650	1,676,824
2.50%, 05/27/16[a]	4,055	4,283,827
3.75%, 03/27/19[a]	1,995	2,254,435
Federal National Mortgage Association
0.38%, 12/21/15[a]	2,900	2,893,654
0.50%, 05/27/15	450	451,567
0.50%, 03/30/16[a]	840	839,078
1.25%, 09/28/16[a]	3,085	3,142,755

Security	Principal (000s)	Value

2.75%, 03/13/14	$8,072	$8,233,537
5.00%, 04/15/15	20,332	22,094,933

		76,399,325
U.S. GOVERNMENT OBLIGATIONS — 57.41%
U.S. Treasury Notes
0.25%, 02/15/15	49,020	48,999,902
0.25%, 02/28/15	5,000	4,997,750
0.25%, 12/15/15[a]	6,300	6,273,918
0.38%, 03/15/15	21,800	21,835,099
0.38%, 01/15/16	3,500	3,494,855
0.38%, 02/15/16	4,200	4,191,558
0.38%, 03/15/16	2,000	1,994,820
0.63%, 11/30/17	6,050	5,967,720
0.63%, 04/30/18[a]	11,500	11,276,555
0.75%, 06/30/17	1,950	1,944,111
0.75%, 10/31/17[a]	13,950	13,849,839
0.75%, 12/31/17[a]	16,800	16,640,736
0.75%, 02/28/18	20,600	20,367,632
0.88%, 01/31/17	6,580	6,621,125
0.88%, 02/28/17	5,850	5,882,176
0.88%, 04/30/17	2,900	2,911,310
1.00%, 08/31/16	4,850	4,913,147
1.00%, 09/30/16	2,030	2,055,842
1.00%, 03/31/17	28,150	28,410,670
1.13%, 12/31/19[a]	9,600	9,404,736
1.13%, 04/30/20	1,250	1,216,588
1.25%, 02/29/20[a]	6,200	6,103,590
1.38%, 09/30/18[a]	7,640	7,737,639
1.38%, 01/31/20	7,000	6,957,510
1.50%, 03/31/19	3,590	3,639,721
1.63%, 08/15/22	10,310	9,943,789
1.63%, 11/15/22[a]	1,800	1,727,730
1.75%, 07/31/15	2,800	2,884,868
1.75%, 05/31/16	9,050	9,378,062
1.75%, 05/15/23	13,000	12,524,720
1.88%, 06/30/15	24,279	25,056,900
1.88%, 08/31/17[a]	6,197	6,461,612
1.88%, 09/30/17[a]	9,501	9,900,422
2.00%, 04/30/16[a]	6,527	6,808,444
2.00%, 02/15/22[a]	10,680	10,732,225
2.13%, 05/31/15	8,017	8,304,730
2.13%, 08/15/21	2,930	2,995,368
2.25%, 01/31/15	23,587	24,364,190
2.38%, 07/31/17[a]	8,418	8,951,280
2.50%, 03/31/15[a]	8,375	8,711,507
2.50%, 04/30/15[a]	15,845	16,507,321
2.63%, 04/30/18	2,000	2,154,440
2.63%, 11/15/20[a]	10,084	10,772,032
2.75%, 02/28/18[a]	5,259	5,693,867
2.88%, 03/31/18	1,502	1,635,363
3.13%, 04/30/17[a]	5,721	6,244,300
3.25%, 05/31/16	3,000	3,243,060
3.38%, 11/15/19[a]	25,270	28,408,533
3.50%, 05/15/20[a]	371	420,143
3.63%, 08/15/19[a]	12,139	13,807,385
3.63%, 02/15/20[a]	9,935	11,333,251
3.63%, 02/15/21[a]	8,384	9,554,741
4.63%, 11/15/16	2,320	2,635,102
4.75%, 05/15/14[a]	55,330	57,735,752
4.88%, 08/15/16	44,602	50,670,995
7.25%, 05/15/16[a]	8,575	10,262,560

195

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2013

Security	Principal or Shares (000s)	Value

8.50%, 02/15/20	$3,420	$4,973,672

		632,486,913

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $694,718,662)		708,886,238

SHORT-TERM INVESTMENTS — 25.39%

MONEY MARKET FUNDS — 25.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,g,h]	248,512	248,511,743
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,g,h]	25,947	25,946,565
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,g]	5,216	5,215,664

		279,673,972

TOTAL SHORT-TERM INVESTMENTS
(Cost: $279,673,972)		279,673,972

TOTAL INVESTMENTS IN SECURITIES — 124.47%
(Cost: $1,341,997,092)		1,371,198,649
Other Assets, Less Liabilities — (24.47)%		(269,585,963)

NET ASSETS — 100.00%		$1,101,612,686

BAB  —  Build America Bond

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

196

Schedule of Investments  (Unaudited)

iSHARES® MBS ETF

May 31, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.61%

MORTGAGE-BACKED SECURITIES — 99.61%
Federal Home Loan Mortgage Corp.
1.78%, 06/01/43[a]	$2,700	$2,765,092
2.50%, 02/01/28	29,314	29,962,725
2.50%, 06/01/28[b]	83,087	84,761,251
2.50%, 06/01/43[b]	8,500	8,106,875
2.63%, 01/01/42[a]	10,464	10,937,557
2.94%, 05/01/42[a]	3,077	3,211,340
2.98%, 09/01/41[a]	8,657	9,083,414
2.99%, 11/01/40[a]	5,571	5,837,060
3.00%, 04/01/27	3,336	3,496,453
3.00%, 05/01/27	28,560	29,836,336
3.00%, 06/01/27	8,075	8,438,006
3.00%, 07/01/27	813	851,504
3.00%, 08/01/27	2,370	2,482,330
3.00%, 09/01/27	13,485	14,114,488
3.00%, 11/01/27	3,443	3,606,282
3.00%, 12/01/27	2,322	2,432,195
3.00%, 01/01/28	1,374	1,439,685
3.00%, 06/01/28[b]	25,000	25,964,844
3.00%, 05/01/33	12,354	12,645,825
3.00%, 01/01/43	20,635	20,681,994
3.00%, 02/01/43	64,900	65,055,824
3.00%, 03/01/43	19,872	19,919,708
3.00%, 06/01/43[b]	82,676	82,779,804
3.15%, 11/01/40[a]	2,898	3,047,567
3.25%, 08/01/41[a]	1,387	1,461,344
3.27%, 12/01/38[a]	4,728	5,076,516
3.34%, 07/01/41[a]	628	660,245
3.36%, 11/01/40[a]	5,449	5,742,822
3.44%, 11/01/41[a]	12,210	12,868,007
3.50%, 11/01/25	13,489	14,144,497
3.50%, 03/01/26	7,808	8,187,599
3.50%, 06/01/26	3,746	3,928,346
3.50%, 08/01/26	3,640	3,816,971
3.50%, 03/01/32	16,129	16,835,577
3.50%, 08/01/32	16,882	17,621,569
3.50%, 10/01/42	85,162	88,499,178
3.50%, 11/01/42	11,548	11,938,859
3.50%, 05/01/43	31,697	32,868,127
3.50%, 06/01/43[b]	52,500	54,084,766
4.00%, 05/01/25	10,160	10,722,844
4.00%, 10/01/25	7,263	7,665,111
4.00%, 02/01/26	7,285	7,697,625
4.00%, 05/01/26	11,348	11,990,682
4.00%, 06/01/28[b]	31,987	33,701,303
4.00%, 01/01/41	24,932	26,221,278
4.00%, 02/01/41	14,247	14,983,794
4.00%, 03/01/41	10,003	10,520,217
4.00%, 09/01/41	18,160	19,492,667
4.00%, 11/01/41	6,019	6,329,687
4.00%, 12/01/41	3,688	3,878,125
4.00%, 01/01/42	10,321	10,854,419
4.00%, 02/01/42	27,402	29,289,508
4.00%, 03/01/42	11,528	12,181,589

Security	Principal (000s)	Value

4.00%, 06/01/42	$14,280	$15,017,844
4.00%, 06/01/43[b]	40,873	42,967,741
4.50%, 04/01/22	5,040	5,356,225
4.50%, 05/01/23	7,785	8,260,803
4.50%, 07/01/24	4,171	4,430,943
4.50%, 08/01/24	1,322	1,405,660
4.50%, 09/01/24	2,250	2,389,353
4.50%, 10/01/24	3,303	3,507,812
4.50%, 06/01/28[b]	16,331	17,290,446
4.50%, 08/01/30	8,454	9,011,439
4.50%, 03/01/39	20,628	22,172,811
4.50%, 05/01/39	22,750	24,448,495
4.50%, 06/01/39	13,648	14,476,112
4.50%, 09/01/39	2,562	2,718,239
4.50%, 10/01/39	50,310	53,362,345
4.50%, 11/01/39	2,259	2,395,624
4.50%, 12/01/39	5,895	6,253,081
4.50%, 01/01/40	2,530	2,683,445
4.50%, 08/01/40	8,232	8,736,253
4.50%, 09/01/40	20,638	21,903,058
4.50%, 11/01/40	19,618	20,820,588
4.50%, 02/01/41	18,209	19,362,415
4.50%, 05/01/41	17,658	19,363,834
4.50%, 08/01/41	6,433	6,840,432
4.50%, 06/01/43[b]	2,750	2,912,188
5.00%, 11/01/18	2,586	2,738,356
5.00%, 08/01/19	3,998	4,233,015
5.00%, 12/01/24	7,862	8,344,942
5.00%, 08/01/25	5,415	5,860,489
5.00%, 06/01/26	7,090	7,611,271
5.00%, 06/01/28[b]	4,161	4,405,459
5.00%, 06/01/33	2,100	2,257,930
5.00%, 12/01/33	8,364	9,001,194
5.00%, 07/01/35	26,749	28,689,832
5.00%, 01/01/36	4,796	5,145,075
5.00%, 01/01/37	5,401	5,794,249
5.00%, 02/01/37	4,507	4,835,035
5.00%, 02/01/38	6,548	7,024,278
5.00%, 03/01/38	22,143	23,691,448
5.00%, 12/01/38	4,893	5,230,649
5.00%, 08/01/39	27,856	30,588,714
5.00%, 01/01/40	1,941	2,075,201
5.00%, 04/01/40	2,456	2,648,840
5.00%, 07/01/40	1,327	1,431,510
5.00%, 08/01/40	17,140	18,735,520
5.00%, 09/01/40	9,336	10,067,685
5.00%, 08/01/41	12,560	13,717,483
5.00%, 06/01/43[b]	6,831	7,290,480
5.16%, 12/01/33[a]	309	330,062
5.50%, 10/01/23	11,511	12,465,364
5.50%, 09/01/24	9,839	10,654,323
5.50%, 06/01/28[b]	1,296	1,374,570
5.50%, 07/01/31	1	562
5.50%, 04/01/32	126	135,742
5.50%, 09/01/32	496	538,219
5.50%, 10/01/32	79	86,075
5.50%, 12/01/32	37	40,688
5.50%, 04/01/33	2	2,247
5.50%, 05/01/33	60	64,883
5.50%, 06/01/33	81	87,802
5.50%, 07/01/33	179	194,963
5.50%, 09/01/33	7	7,289
5.50%, 10/01/33	896	971,741

197

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

May 31, 2013

Security	Principal (000s)	Value

5.50%, 01/01/34	$5	$4,960
5.50%, 02/01/34	6,934	7,526,919
5.50%, 03/01/34	1,507	1,628,464
5.50%, 08/01/34	150	161,959
5.50%, 10/01/34	1,189	1,282,956
5.50%, 11/01/34	13	14,000
5.50%, 12/01/34	1,015	1,099,966
5.50%, 01/01/35	13,804	15,085,980
5.50%, 02/01/35	3,543	3,837,376
5.50%, 04/01/35	785	849,625
5.50%, 05/01/35	6,488	7,018,193
5.50%, 06/01/35	18,287	19,805,630
5.50%, 07/01/35	69	74,765
5.50%, 08/01/35	170	183,509
5.50%, 10/01/35	649	702,034
5.50%, 12/01/35	3,614	3,914,527
5.50%, 02/01/36	5	5,324
5.50%, 03/01/36	226	244,852
5.50%, 05/01/36	5,009	5,405,850
5.50%, 07/01/36	10,308	11,132,933
5.50%, 08/01/36	1,280	1,384,463
5.50%, 04/01/38	10,678	11,460,422
5.50%, 05/01/38	3,931	4,227,432
5.50%, 12/01/38	44	47,344
5.50%, 01/01/39	14,421	15,636,664
5.50%, 09/01/39	7,249	7,827,525
5.50%, 11/01/39	15,932	17,417,927
5.50%, 06/01/43[b]	2,663	2,858,148
6.00%, 09/01/36	4,448	4,839,348
6.00%, 10/01/36	3,422	3,798,599
6.00%, 02/01/37	3,646	3,966,518
6.00%, 11/01/37	15,529	16,876,134
6.00%, 09/01/38	27,308	29,801,022
6.00%, 06/01/43[b]	29,372	31,758,875
Federal National Mortgage Association
1.94%, 04/01/43[a]	4,890	5,024,344
2.10%, 06/01/43[a]	11,000	11,266,590
2.46%, 02/01/42[a]	12,584	13,072,314
2.50%, 05/01/27	21,015	21,474,741
2.50%, 10/01/27	20,273	20,710,037
2.50%, 11/01/27	44,943	45,926,733
2.50%, 02/01/28	20,503	20,945,041
2.50%, 06/01/28[b]	83,145	84,859,887
2.50%, 06/01/43[b]	17,113	16,428,480
2.51%, 08/01/42[a]	17,427	18,055,224
2.78%, 08/01/41[a]	2,280	2,377,710
2.79%, 04/01/38[a]	3,608	3,871,186
2.92%, 10/01/41[a]	9,478	9,924,659
3.00%, 01/01/27	19,314	20,113,634
3.00%, 06/01/27	13,105	13,655,971
3.00%, 07/01/27	9,183	9,569,187
3.00%, 08/01/27	18,713	19,586,694
3.00%, 11/01/27	55,482	58,117,582
3.00%, 06/01/28[b]	25,500	26,531,953
3.00%, 05/01/33	3,158	3,244,447
3.00%, 11/01/42	38,908	39,113,775
3.00%, 01/01/43	118,130	118,774,886
3.00%, 06/01/43[b]	200,350	201,226,531
3.27%, 12/01/38[a]	3,731	4,011,937
3.31%, 09/01/41[a]	813	853,921
3.50%, 01/01/26	7,840	8,251,312
3.50%, 02/01/26	12,566	13,225,395
3.50%, 04/01/26	1,947	2,049,412

Security	Principal (000s)	Value

3.50%, 07/01/26	$10,459	$11,007,800
3.50%, 08/01/26	6,357	6,690,523
3.50%, 10/01/26	8,533	8,980,903
3.50%, 02/01/27	14,719	15,491,579
3.50%, 04/01/27	9,560	10,204,928
3.50%, 05/01/27	11,838	12,507,512
3.50%, 06/01/28[b]	454	477,551
3.50%, 01/01/32	8,081	8,380,320
3.50%, 02/01/32	11,434	11,926,879
3.50%, 04/01/32	21,727	22,664,206
3.50%, 06/01/32	3,547	3,699,814
3.50%, 08/01/32	7,059	7,363,605
3.50%, 01/01/42	4,185	4,337,427
3.50%, 06/01/42	35,596	36,891,954
3.50%, 10/01/42	37,459	38,822,396
3.50%, 12/01/42	24,359	25,258,802
3.50%, 01/01/43	73,626	76,420,807
3.50%, 02/01/43	33,055	34,257,648
3.50%, 06/01/43[b]	160,500	165,683,203
3.61%, 05/01/40[a]	13,270	14,105,942
4.00%, 03/01/24	6,905	7,332,585
4.00%, 10/01/25	14,984	15,911,474
4.00%, 11/01/25	7,572	8,040,586
4.00%, 03/01/26	4,116	4,372,088
4.00%, 06/01/26	24,202	25,708,280
4.00%, 09/01/26	9,565	10,159,687
4.00%, 06/01/28[b]	7,000	7,427,656
4.00%, 12/01/30	5,593	5,939,034
4.00%, 01/01/31	3,384	3,592,865
4.00%, 02/01/31	3,066	3,255,651
4.00%, 10/01/31	8,520	9,046,467
4.00%, 02/01/32	18,585	19,733,435
4.00%, 12/01/39	9,106	9,606,623
4.00%, 07/01/40	13,192	13,908,234
4.00%, 09/01/40	12,368	13,043,445
4.00%, 12/01/40	32,150	33,906,722
4.00%, 01/01/41	14,250	15,028,650
4.00%, 02/01/41	57,592	61,656,357
4.00%, 09/01/41	8,929	9,425,407
4.00%, 10/01/41	12,371	13,161,773
4.00%, 11/01/41	26,304	28,048,636
4.00%, 12/01/41	25,047	26,439,049
4.00%, 01/01/42	28,265	30,101,192
4.00%, 02/01/42	24,782	26,236,767
4.00%, 03/01/42	36,125	38,674,444
4.00%, 10/01/42	15,312	16,163,116
4.00%, 06/01/43[b]	19,508	20,559,563
4.50%, 09/01/18	4,145	4,430,723
4.50%, 04/01/19	2,439	2,606,083
4.50%, 11/01/22	4,914	5,249,870
4.50%, 06/01/23	1,588	1,697,541
4.50%, 03/01/24	1,300	1,388,861
4.50%, 10/01/24	6,005	6,405,216
4.50%, 02/01/25	6,831	7,285,703
4.50%, 04/01/25	7,607	8,114,077
4.50%, 06/01/25	7,043	7,627,467
4.50%, 06/01/28[b]	14,790	15,760,594
4.50%, 08/01/31	13,089	14,063,064
4.50%, 03/01/36	8,511	9,147,365
4.50%, 05/01/39	7,938	8,520,489
4.50%, 09/01/39	21,395	22,865,901
4.50%, 12/01/39	4,315	4,612,019
4.50%, 08/01/40	29,938	32,034,003

198

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

May 31, 2013

Security	Principal (000s)	Value

4.50%, 09/01/40	$14,657	$15,683,283
4.50%, 12/01/40	9,792	10,478,022
4.50%, 01/01/41	22,910	24,514,425
4.50%, 04/01/41	35,460	38,517,018
4.50%, 05/01/41	45,372	48,934,102
4.50%, 06/01/41	12,639	13,810,631
4.50%, 07/01/41	22,839	24,452,200
4.50%, 08/01/41	18,390	19,688,701
4.50%, 09/01/41	44,686	48,666,587
4.50%, 02/01/42	47,023	50,344,828
4.50%, 06/01/43[b]	2,000	2,135,000
5.00%, 08/01/20	5,724	6,127,761
5.00%, 07/01/23	8,275	8,915,550
5.00%, 12/01/23	4,404	4,744,580
5.00%, 05/01/25	1,919	2,054,146
5.00%, 06/01/28	7,919	8,546,347
5.00%, 06/01/28[b]	11,783	12,572,829
5.00%, 11/01/33	13,626	14,810,182
5.00%, 04/01/35	6,685	7,247,684
5.00%, 07/01/35	15,218	16,511,310
5.00%, 02/01/36	9,697	10,523,940
5.00%, 03/01/36	20,302	22,071,382
5.00%, 03/01/39	4,676	5,167,342
5.00%, 12/01/39	4,338	4,794,462
5.00%, 01/01/40	104	112,250
5.00%, 04/01/40	8,493	9,287,948
5.00%, 05/01/40	758	829,015
5.00%, 06/01/40	886	972,978
5.00%, 07/01/40	8,308	9,083,903
5.00%, 08/01/40	35,133	38,579,614
5.00%, 09/01/40	245	267,488
5.00%, 10/01/40	695	756,145
5.00%, 02/01/41	64	70,060
5.00%, 03/01/41	11,255	12,337,010
5.00%, 04/01/41	22,859	25,176,997
5.00%, 05/01/41	66,664	73,344,708
5.00%, 06/01/41	14,997	16,286,425
5.00%, 08/01/41	6,984	7,738,134
5.50%, 12/01/19	6,003	6,535,455
5.50%, 01/01/24	7,289	7,935,431
5.50%, 02/01/30	3,832	4,156,845
5.50%, 05/01/33	5,709	6,243,208
5.50%, 11/01/33	11,116	12,155,013
5.50%, 09/01/34	8,219	9,007,616
5.50%, 04/01/36	16,886	18,296,371
5.50%, 05/01/36	3,535	3,852,808
5.50%, 05/01/37	10,586	11,470,026
5.50%, 08/01/37	20,953	22,878,360
5.50%, 03/01/38	15,846	17,234,453
5.50%, 06/01/38	4,956	5,370,014
5.50%, 07/01/38	7,499	8,173,765
5.50%, 11/01/38	29,795	32,587,105
5.50%, 07/01/40	15,734	17,326,855
5.50%, 09/01/40	38,829	42,314,162
5.50%, 06/01/43[b]	6,357	6,884,432
6.00%, 01/01/25	6,989	7,650,168
6.00%, 03/01/34	7,994	8,860,507
6.00%, 05/01/34	1,177	1,316,285
6.00%, 08/01/34	2,700	2,990,944
6.00%, 11/01/34	918	1,015,522
6.00%, 06/01/36	5,583	6,125,003
6.00%, 08/01/36	6,619	7,220,578
6.00%, 09/01/36	11,526	12,573,696

Security	Principal (000s)	Value

6.00%, 08/01/37	$12,492	$13,611,286
6.00%, 03/01/38	4,235	4,702,681
6.00%, 05/01/38	10,160	11,113,763
6.00%, 08/01/38	498	548,091
6.00%, 09/01/38	18,190	19,820,939
6.00%, 06/01/39	24,303	26,929,688
6.00%, 10/01/39	2,137	2,373,007
6.00%, 06/01/43[b]	71,936	78,230,400
6.50%, 08/01/36	304	338,964
6.50%, 09/01/36	1,984	2,224,959
6.50%, 10/01/36	302	334,715
6.50%, 12/01/36	341	380,349
6.50%, 07/01/37	506	561,615
6.50%, 08/01/37	15,539	17,372,526
6.50%, 10/01/37	935	1,048,496
6.50%, 11/01/37	184	204,249
6.50%, 12/01/37	7,254	8,084,621
6.50%, 06/01/38	281	311,391
6.50%, 10/01/39	15,537	17,332,021
6.50%, 05/01/40	11,824	13,191,761
7.00%, 04/01/37	4,918	5,589,946
Government National Mortgage Association
3.00%, 07/15/27	19,678	20,607,840
3.00%, 09/15/42	1,104	1,127,959
3.00%, 10/15/42	2,708	2,766,252
3.00%, 12/15/42	17,592	17,940,015
3.00%, 12/20/42	53,241	54,308,298
3.00%, 01/15/43	6,419	6,555,708
3.00%, 06/01/43[b]	140,938	143,455,126
3.50%, 12/15/41	14,376	15,136,040
3.50%, 08/15/42	3,354	3,534,686
3.50%, 09/15/42	4,759	5,019,364
3.50%, 09/20/42	109,058	114,530,023
3.50%, 10/15/42	1,651	1,741,328
3.50%, 10/20/42	6,861	7,205,550
3.50%, 11/20/42	25,692	26,981,283
3.50%, 01/15/43	20,679	21,810,794
3.50%, 01/20/43	15,506	16,283,748
3.50%, 03/20/43	20,862	21,908,306
3.50%, 04/20/43	55,648	58,440,469
3.50%, 06/01/43[b]	46,703	48,844,102
4.00%, 06/01/28[b]	4,685	4,967,709
4.00%, 09/20/40	15,460	16,624,104
4.00%, 01/20/41	7,127	7,663,265
4.00%, 02/15/41	20,861	22,224,452
4.00%, 03/15/41	2,994	3,218,699
4.00%, 04/15/41	12,687	13,737,708
4.00%, 05/15/41	2,333	2,508,824
4.00%, 07/15/41	10,347	10,997,468
4.00%, 09/20/41	10,796	11,601,700
4.00%, 12/15/41	4,742	5,134,616
4.00%, 12/20/41	44,770	47,775,824
4.00%, 01/15/42	2,216	2,400,032
4.00%, 01/20/42	20,301	21,664,226
4.00%, 02/15/42	11,298	12,229,925
4.00%, 03/15/42	17,994	19,484,428
4.00%, 04/15/42	16,316	17,350,793
4.00%, 05/15/42	3,014	3,263,736
4.00%, 08/15/42	4,229	4,579,504
4.00%, 09/20/42	14,533	15,508,659
4.00%, 10/15/42	1,009	1,090,313
4.00%, 06/01/43[b]	905	964,635
4.50%, 04/15/39	2,348	2,525,677

199

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

May 31, 2013

Security	Principal or Shares (000s)	Value

4.50%, 08/15/39	$10,166	$10,937,716
4.50%, 11/20/39	4,749	5,182,832
4.50%, 01/20/40	5,068	5,530,696
4.50%, 06/15/40	19,640	21,167,242
4.50%, 07/15/40	22,863	24,654,575
4.50%, 08/15/40	40,213	43,364,101
4.50%, 08/20/40	8,793	9,582,689
4.50%, 09/15/40	11,583	12,490,925
4.50%, 10/20/40	19,964	21,756,958
4.50%, 04/20/41	21,359	23,118,534
4.50%, 06/20/41	27,690	30,055,501
4.50%, 09/20/41	13,000	14,168,132
4.50%, 11/20/41	13,150	14,273,958
4.50%, 12/20/41	25,367	27,534,473
4.50%, 06/01/43[b]	73,377	78,571,136
5.00%, 05/20/33	1,341	1,470,260
5.00%, 07/20/35	6,505	7,101,241
5.00%, 12/15/36	23,473	25,565,503
5.00%, 01/15/39	12,048	13,030,814
5.00%, 07/15/39	29,034	31,400,158
5.00%, 10/20/39	9,438	10,350,629
5.00%, 05/15/40	6,195	6,717,477
5.00%, 07/20/40	32,161	35,487,961
5.00%, 08/20/40	9,047	9,977,312
5.00%, 11/20/41	22,819	24,726,812
5.00%, 07/20/42	5,491	5,980,273
5.00%, 06/01/43[b]	44,025	47,450,466
5.50%, 11/20/34	6,846	7,500,869
5.50%, 03/15/36	5,210	5,693,967
5.50%, 03/20/36	1,711	1,869,894
5.50%, 07/20/36	2,659	2,902,267
5.50%, 06/20/38	11,134	12,123,643
5.50%, 10/15/38	8,546	9,265,533
5.50%, 03/20/39	6,130	6,674,204
5.50%, 12/15/39	1,995	2,162,832
5.50%, 01/15/40	13,096	14,199,233
5.50%, 06/01/43[b]	18,195	19,681,873
6.00%, 03/15/37	12,060	13,496,405
6.00%, 09/20/38	18,680	20,287,806
6.00%, 12/15/38	5,324	5,952,119
6.00%, 11/15/39	2,660	2,974,152
6.00%, 06/01/43[b]	19,395	21,649,669
6.50%, 10/20/38	6,590	7,532,464

		6,370,751,758

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost: $6,388,235,625)		6,370,751,758

SHORT-TERM INVESTMENTS — 24.13%

MONEY MARKET FUNDS — 24.13%
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d]	1,542,864	1,542,863,685

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	100	$100,000

		1,542,963,685

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,542,963,685)		1,542,963,685

TOTAL INVESTMENTS IN SECURITIES — 123.74% (Cost: $7,931,199,310)		7,913,715,443
Other Assets, Less Liabilities — (23.74)%		(1,518,264,645)

NET ASSETS — 100.00%		$6,395,450,798

[a]	Variable rate security. Rate shown is as of report date.
[b]	To-be-announced (TBA). See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

200

Schedule of Investments  (Unaudited)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.61%

ALABAMA — 0.17%
Alabama Federal Aid Highway Finance Authority RB Federal Grant Revenue
5.00%, 09/01/24	(Call 09/01/22)	$2,500	$2,967,750
Alabama Public School & College Authority RB Sales Tax Revenue
Series A
5.00%, 05/01/14		1,000	1,043,500
5.00%, 05/01/18		500	590,545
Baldwin County Board of Education RB Sales Tax Revenue
4.50%, 07/01/37	(Call 07/01/17) (AMBAC)	500	509,130
Birmingham Water Works Board RB Water Revenue
5.00%, 01/01/41	(Call 01/01/21)	1,000	1,077,710

			6,188,635

ALASKA — 0.01%
City of Anchorage GO
Series B
5.25%, 12/01/16	(AMBAC)	300	347,562

			347,562

ARIZONA — 1.38%
Arizona School Facilities Board COP Lease Appropriation
Series A-1
5.00%, 09/01/17	(Call 09/01/15) (NPFGC-FGIC)	245	269,035
Arizona School Facilities Board COP Lease Non-Terminable
5.13%, 09/01/21	(Call 09/01/18)	1,000	1,141,040
5.25%, 09/01/23	(Call 09/01/18)	1,465	1,658,146
5.75%, 09/01/19	(Call 09/01/18)	1,200	1,436,616
Arizona State University Board of Regents RB University Revenue
Series A
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,108,440
Arizona Transportation Board RB Fuel Sales Tax Revenue
Series A
5.00%, 07/01/21		1,500	1,831,845
5.00%, 07/01/24	(Call 07/01/21)	935	1,106,236
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.00%, 07/01/30	(Call 07/01/22)	2,000	2,302,200
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17		700	816,501
5.00%, 07/01/24	(Call 07/01/19)	685	792,161
5.25%, 07/01/20	(Call 07/01/19)	480	580,555
Arizona Water Infrastructure Finance Authority RB Water Revenue
Series A
5.00%, 10/01/30	(Call 10/01/20)	2,600	3,051,464
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	280	319,623
5.25%, 07/01/16	(NPFGC-FGIC)	220	249,865
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,700	1,820,139

Security		Principal (000s)	Value

Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13	(AMBAC)	$370	$371,491
5.00%, 07/01/19	(Call 07/01/14) (AMBAC)	845	886,363
5.00%, 07/01/41	(Call 07/01/15) (NPFGC-FGIC)	3,250	3,390,660
Phoenix Civic Improvement Corp. RB Special Assessment
Series A
5.00%, 07/01/39	(Call 07/01/19)	800	894,008
Phoenix Civic Improvement Corp. RB Water Revenue
4.75%, 07/01/25	(Call 07/01/15) (NPFGC)	1,800	1,943,676
5.00%, 07/01/19	(Call 07/01/15) (NPFGC)	500	545,590
Pinal County Electric District No. 3 RB Electric Power & Light Revenues
5.25%, 07/01/41	(Call 07/01/21)	1,000	1,095,340
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series A
5.00%, 12/01/26	(Call 12/01/21)	1,000	1,179,610
5.00%, 01/01/27	(Call 01/01/18)	1,800	2,042,946
5.00%, 12/01/28	(Call 12/01/21)	1,000	1,166,210
5.00%, 12/01/31	(Call 06/01/22)	3,500	4,033,645
5.00%, 01/01/38	(Call 01/01/18)	8,265	9,249,444
Series B
4.00%, 01/01/16		1,250	1,359,450
4.00%, 01/01/18		1,225	1,385,107
5.00%, 12/01/19		500	607,070
State of Arizona COP Lease Appropriation
Series A
5.00%, 10/01/18	(AGM)	200	233,788
5.00%, 10/01/29	(Call 10/01/19) (AGM)	1,000	1,109,060
5.25%, 10/01/20	(Call 10/01/19) (AGM)	355	421,094

			50,398,418

ARKANSAS — 0.08%
State of Arkansas GO
4.00%, 08/01/14		1,930	2,014,843
5.00%, 08/01/14		1,050	1,108,380

			3,123,223

CALIFORNIA — 23.06%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14	(AMBAC)	250	245,798
Allan Hancock Joint Community College District GO
0.00%, 08/01/47	(Call 08/01/40)	1,000	370,100
Alvord Unified School District GO
Series B
0.00%, 08/01/36	(AGM)	2,000	615,860
Anaheim Public Financing Authority RB Lease Abatement
0.00%, 09/01/32	(AGM)	3,040	1,163,925
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17	(Call 08/01/14) (NPFGC-FGIC)	870	907,739

201

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Bay Area Toll Authority RB Highway Revenue Tolls
Series F
5.00%, 04/01/15		$500	$542,545
5.00%, 04/01/17	(PR 04/01/16)	150	168,762
5.00%, 04/01/18	(PR 04/01/16)	1,000	1,125,080
5.00%, 04/01/21	(PR 04/01/16)	250	281,270
5.00%, 04/01/23	(PR 04/01/16)	275	309,397
5.00%, 04/01/25	(PR 04/01/16)	2,000	2,250,160
5.00%, 04/01/26	(PR 04/01/16)	1,200	1,350,096
5.00%, 04/01/31	(PR 04/01/16)	3,100	3,487,748
5.00%, 04/01/31	(PR 04/01/17)	680	789,915
Series F-1
5.00%, 04/01/25	(Call 04/01/22)	1,500	1,774,665
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,173,210
5.00%, 04/01/28	(Call 04/01/19)	2,625	3,059,433
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,286,600
5.00%, 04/01/31	(Call 04/01/22)	200	227,338
5.00%, 04/01/34	(Call 04/01/18)	500	552,200
5.13%, 04/01/39	(Call 04/01/19)	825	923,579
5.63%, 04/01/44	(Call 04/01/19)	1,295	1,463,039
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	2,510	2,741,372
Bay Area Water Supply & Conservation Agency RB Water Revenue
Series A
5.00%, 10/01/34	(Call 04/01/23)	1,500	1,711,230
California Educational Facilities Authority RB College & University Revenue
Series T-1
5.00%, 03/15/39		120	149,698
Series U-3
5.00%, 06/01/43		1,500	1,889,760
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23	(ETM) (AGM)	2,845	3,580,945
5.00%, 07/01/24	(ETM) (FGIC)	2,500	3,192,200
5.00%, 07/01/29	(PR 01/01/28) (FGIC)	3,600	4,668,480
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,000	1,296,800
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	500	648,400
5.13%, 07/01/37	(PR 07/01/26) (AMBAC)	470	613,693
5.25%, 07/01/21	(PR 07/01/13) (AGM)	1,550	1,556,463
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/14	(NPFGC-FGIC)	3,360	3,467,722
5.00%, 02/01/15	(NPFGC-FGIC)	855	921,852
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/22	(Call 05/01/18)	4,700	5,472,774

Security		Principal (000s)	Value

Series K
4.00%, 05/01/18		$200	$228,272
5.00%, 05/01/18		3,715	4,413,791
Series L
4.00%, 05/01/15		100	107,040
5.00%, 05/01/14		2,705	2,823,154
5.00%, 05/01/15		1,000	1,089,090
5.00%, 05/01/16		1,000	1,129,720
5.00%, 05/01/17		2,485	2,889,483
5.00%, 05/01/18		1,290	1,532,649
5.00%, 05/01/19		1,815	2,191,685
5.00%, 05/01/20		2,690	3,282,688
5.00%, 05/01/21	(Call 05/01/20)	1,000	1,210,790
5.00%, 05/01/22	(Call 05/01/20)	1,250	1,509,050
Series M
4.00%, 05/01/14		2,650	2,741,504
4.00%, 05/01/16		1,500	1,652,130
4.00%, 05/01/19		1,275	1,468,902
5.00%, 05/01/14		1,750	1,826,440
5.00%, 05/01/15		1,000	1,089,090
Series N
5.00%, 05/01/20		2,500	3,050,825
California State Department of Water Resources RB Water Revenue
Series AC
5.00%, 12/01/15	(PR 12/01/14) (NPFGC)	965	1,033,226
Series AE
5.00%, 12/01/24	(Call 06/01/18)	650	759,577
5.00%, 12/01/27	(Call 06/01/18)	500	581,620
5.00%, 12/01/28	(Call 06/01/18)	695	805,547
Series F-3
5.00%, 05/01/21	(Call 05/01/18)	1,500	1,749,720
Series F-5
5.00%, 05/01/22	(Call 05/01/18)	1,445	1,682,587
Series G-4
5.00%, 05/01/16		1,250	1,412,150
California State Public Works Board RB Lease Abatement
Series A
5.00%, 12/01/19	(AMBAC)	20	22,550
5.00%, 04/01/20		690	817,705
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,199,040
5.00%, 04/01/37	(Call 04/01/22)	1,450	1,546,918
6.25%, 04/01/34	(Call 04/01/19)	1,725	2,071,173
Series A-1
6.00%, 03/01/35	(Call 03/01/20)	1,000	1,189,540
Series C
4.00%, 06/01/28	(Call 06/01/22)	1,000	995,530
Series G
5.00%, 11/01/37	(Call 11/01/22)	2,175	2,328,316
Series G-1
5.75%, 10/01/30	(Call 10/01/19)	2,025	2,325,064
Series I-1
6.38%, 11/01/34	(Call 11/01/19)	600	736,170
California State Public Works Board RB Lease Revenue
Series A
5.13%, 06/01/29	(PR 06/01/14)	580	608,142
5.25%, 06/01/30	(Call 06/01/15)	2,100	2,220,708
Series C
5.25%, 06/01/28	(PR 12/01/13)	1,570	1,609,360

202

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series D
5.00%, 12/01/23	(Call 12/01/21)	$1,500	$1,737,630
5.00%, 12/01/31	(Call 12/01/21)	750	818,843
Series G
5.00%, 12/01/31	(Call 12/01/21)	1,400	1,615,516
Series J
5.25%, 01/01/16	(AMBAC)	1,350	1,503,292
California State University Trustees RB College & University Revenue
Series A
4.00%, 11/01/28	(Call 11/01/22)	1,680	1,749,586
5.00%, 11/01/24	(Call 11/01/21)	1,250	1,483,575
5.00%, 11/01/30	(Call 05/01/15) (AMBAC)	1,365	1,447,282
5.00%, 11/01/39	(Call 05/01/18) (AGM)	1,000	1,086,550
5.25%, 11/01/34	(Call 05/01/19)	500	561,520
5.25%, 11/01/38	(Call 05/01/19)	2,500	2,802,500
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13		2,230	2,233,256
5.00%, 06/15/13		5,000	5,009,250
Centinela Valley Union High School District GO
Series B
0.00%, 08/01/45	(Call 08/01/22) (AGM)	4,000	642,880
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	1,200	1,397,472
Series B
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	5,425	6,099,219
Series C
0.00%, 08/01/32	(Call 08/01/16) (AMBAC)	500	216,055
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	270	94,395
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	500	149,120
City & County of San Francisco COP Lease Abatement
Series A
5.00%, 04/01/29	(Call 04/01/19)	500	547,525
City & County of San Francisco GO
Series R1
5.00%, 06/15/20		200	243,716
5.00%, 06/15/21		2,025	2,485,262
5.00%, 06/15/22	(Call 12/15/21)	1,000	1,221,720
City of Bakersfield RB Sewer Revenue
Series A
5.00%, 09/15/32	(Call 09/15/17) (AGM)	3,550	3,907,769
City of Los Angeles GO
Series B
5.00%, 09/01/19		1,200	1,446,720

Security		Principal (000s)	Value

City of Los Angeles RB Wastewater System Revenue
5.00%, 06/01/34		$1,035	$1,104,873
Series A
5.00%, 06/01/27	(Call 06/01/23)	1,000	1,177,360
5.00%, 06/01/39	(Call 06/01/19)	500	548,655
Series B
5.00%, 06/01/23		1,000	1,231,200
5.00%, 06/01/32	(Call 06/01/22)	2,000	2,261,220
Series D
5.00%, 06/01/15		2,965	3,242,998
City of Redding COP Electric Power & Light Revenues
Series A
5.00%, 06/01/30	(Call 06/01/18) (AGM)	1,000	1,108,110
City of Sacramento RB Water Revenue
5.00%, 09/01/42	(Call 09/01/23)	750	837,930
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	1,390	1,445,239
Series D
5.00%, 03/01/28	(Call 03/01/14) (NPFGC)	800	819,624
City of Vernon RB Electric Power & Light Revenues
Series A
5.13%, 08/01/21	(Call 08/01/19)	105	118,296
Coast Community College District GO
Series A
5.00%, 08/01/38	(Call 08/01/23)	2,750	3,087,672
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40	(Call 07/01/20)	1,145	1,233,279
Series B
5.75%, 07/01/39	(Call 07/01/18)	1,250	1,448,925
Series C
6.00%, 07/01/41	(Call 07/01/18)	1,705	1,992,173
Cucamonga Valley Water District RB Water Revenue
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	750	873,330
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	2,000	347,560
5.00%, 08/01/37	(Call 08/01/17) (AGM)	1,620	1,784,122
Desert Sands Unified School District GO
5.00%, 06/01/29	(PR 06/01/14) (AGM)	1,000	1,046,960

203

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/26	(Call 06/01/17) (NPFGC-FGIC)	$1,545	$1,761,362
5.00%, 06/01/32	(Call 06/01/17) (NPFGC-FGIC)	1,000	1,116,490
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	1,100	1,174,613
5.00%, 06/01/36	(Call 06/01/20)	2,000	2,304,140
5.00%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	275	307,258
Series B
5.00%, 06/01/16		500	566,380
5.00%, 06/01/23		2,600	3,257,410
Eastern Municipal Water District COP Water Revenue
Series H
5.00%, 07/01/35	(Call 07/01/18)	500	550,320
El Camino Community College District GO
Series C
0.00%, 08/01/32		200	89,660
0.00%, 08/01/34		1,000	403,000
Escondido Union High School District GO
Series C
0.00%, 08/01/51		1,000	142,160
Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/36	(Call 08/01/21)	1,000	1,126,890
5.00%, 08/01/40	(Call 08/01/21)	1,000	1,116,990
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/15/17	(Call 07/01/13) (NPFGC)	160	130,885
0.00%, 01/15/24	(Call 07/01/13)	1,000	534,890
0.00%, 01/15/30	(Call 07/01/13) (NPFGC)	435	161,516
5.75%, 01/15/40	(Call 07/01/13)	3,000	3,000,900
Series A
0.00%, 01/01/15	(ETM)	500	496,060
0.00%, 01/01/20	(ETM)	1,355	1,217,657
0.00%, 01/01/23	(ETM)	500	399,320
0.00%, 01/01/25	(ETM)	1,800	1,320,840
0.00%, 01/01/26	(ETM)	1,500	1,055,835
0.00%, 01/01/28	(ETM)	4,450	2,886,626
0.00%, 01/01/30	(ETM)	1,000	598,450

Security		Principal (000s)	Value

Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	$2,000	$710,480
5.00%, 08/01/39	(Call 08/01/22)	1,500	1,677,570
Los Angeles Community College District GO
Series A
5.00%, 08/01/27	(Call 08/01/17) (NPFGC-FGIC)	2,000	2,267,240
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	1,410	1,568,019
6.00%, 08/01/33	(Call 08/01/19)	1,000	1,223,790
Series F-1
5.00%, 08/01/33	(Call 08/01/18)	1,500	1,683,945
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20	(Call 08/15/18)	2,000	2,281,660
5.13%, 08/15/22	(Call 08/15/18)	1,050	1,179,780
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	234,130
Series B
5.00%, 07/01/14		6,090	6,406,193
5.00%, 07/01/15		900	986,598
5.00%, 07/01/17		200	233,462
5.00%, 07/01/22	(Call 07/01/21)	1,000	1,216,240
Los Angeles County Public Works Financing Authority RB Lease Abatement
4.00%, 08/01/37	(Call 08/01/22)	1,000	969,360
5.00%, 08/01/42	(Call 08/01/22)	1,000	1,079,240
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34	(Call 10/01/15) (NPFGC-FGIC)	1,200	1,283,916
Series A
5.00%, 10/01/20	(District GO)	1,000	1,223,500
Los Angeles Department of Airports RB Port Airport & Marina Revenue
Series A
5.00%, 05/15/40	(Call 05/15/20)	3,700	4,100,155
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,139,160

204

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series B
5.00%, 05/15/35	(Call 05/15/22)	$500	$565,850
5.00%, 05/15/40	(Call 05/15/20)	3,000	3,264,060
Series D
5.25%, 05/15/33	(Call 05/15/20)	1,000	1,137,980
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/13		3,000	3,009,600
5.00%, 07/01/14		1,000	1,051,800
5.00%, 07/01/16		500	567,435
5.00%, 07/01/21		1,285	1,575,731
5.00%, 07/01/22	(Call 07/01/21)	500	607,290
5.00%, 07/01/30	(PR 07/01/13)	1,400	1,405,544
Series A-1
5.00%, 07/01/13		1,400	1,405,530
5.25%, 07/01/38	(Call 07/01/18)	5,825	6,524,757
Series B
5.00%, 07/01/25	(Call 07/01/20)	2,000	2,356,200
5.00%, 07/01/30	(Call 07/01/23)	1,500	1,731,090
5.00%, 07/01/43	(Call 07/01/22)	3,950	4,381,577
5.25%, 07/01/24	(Call 07/01/19)	1,645	1,949,160
Los Angeles Department of Water & Power RB Water Revenue
Series A
5.00%, 07/01/43	(Call 07/01/22)	1,500	1,663,890
Series A-1
5.00%, 07/01/38	(Call 07/01/17) (AMBAC)	1,800	1,974,600
Series A-2
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	1,200	1,308,360
Series B
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,119,130
5.00%, 07/01/43	(Call 07/01/22)	1,500	1,663,890
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series B1
4.75%, 08/01/37	(PR 08/01/14) (NPFGC-FGIC)	10	10,517
4.75%, 08/01/37	(Call 08/01/14) (NPFGC-FGIC)	285	293,710
Los Angeles Unified School District GO
5.75%, 07/01/13	(NPFGC)	585	587,709
Series A
5.00%, 07/01/13	(NPFGC)	875	878,535
5.00%, 07/01/17	(Call 07/01/16) (NPFGC)	1,000	1,133,080

Security		Principal (000s)	Value

5.00%, 07/01/21	(PR 07/01/13) (AGM)	$500	$501,975
5.00%, 07/01/22	(PR 07/01/13) (AGM)	6,135	6,159,233
5.00%, 07/01/23	(PR 07/01/13) (AGM)	1,300	1,305,135
5.00%, 07/01/24	(PR 07/01/13) (AGM)	1,000	1,003,950
5.00%, 01/01/28	(PR 07/01/13) (NPFGC)	5,060	5,079,987
5.25%, 07/01/14	(PR 07/01/13) (NPFGC)	900	903,744
5.25%, 07/01/20	(PR 07/01/13) (AGM)	2,075	2,083,632
5.38%, 07/01/18	(PR 07/01/13)	880	883,758
5.50%, 07/01/15	(PR 07/01/13) (NPFGC)	300	301,311
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	2,700	3,025,269
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,000	1,102,310
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	2,900	3,156,824
5.00%, 07/01/21	(Call 07/01/15) (FGIC)	360	391,802
Series A-2
4.00%, 07/01/14		1,000	1,040,430
5.00%, 07/01/21		1,000	1,231,290
Series B
4.75%, 07/01/19	(Call 07/01/16)	1,400	1,566,068
5.00%, 07/01/16	(AGM)	600	680,238
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	950	1,067,116
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	560,825
Series D
5.00%, 01/01/34	(Call 07/01/19)	250	277,370
5.20%, 07/01/29	(Call 07/01/19)	1,000	1,154,720
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	6,300	6,890,877

205

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series F
5.00%, 07/01/15	(PR 07/01/13) (AGM)	$500	$501,975
5.00%, 01/01/28	(PR 07/01/13) (FGIC)	700	702,765
Series I
5.00%, 07/01/14		400	420,496
5.00%, 07/01/27	(Call 07/01/19)	3,000	3,403,770
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/19	(Call 07/01/18) (AGM)	300	350,805
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)	750	103,568
Merced Union High School District GO
Series C
0.00%, 08/01/46	(Call 08/01/21)	1,500	182,355
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18		2,500	2,948,100
Series A
5.00%, 10/01/29	(Call 04/01/22)	800	935,496
Series B
5.00%, 07/01/14		400	420,632
5.00%, 07/01/21	(Call 07/01/18)	210	247,754
Series C
5.00%, 10/01/26	(Call 10/01/21)	1,000	1,186,570
5.00%, 10/01/27		2,500	3,145,575
5.00%, 07/01/35	(Call 07/01/16)	2,400	2,634,240
Series G
5.00%, 07/01/28	(Call 07/01/22)	500	589,870
Modesto Irrigation District COP Lease Revenue
Series A
6.00%, 10/01/39	(Call 04/01/19)	500	575,370
Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	2,530	1,763,486
Series E
5.00%, 06/01/37	(Call 08/01/22)	1,750	1,929,707
Newport Mesa Unified School District GO
0.00%, 08/01/38		1,500	489,450
0.00%, 08/01/41	(Call 08/01/21)	520	95,862
Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/16	(NPFGC)	1,000	1,125,210

Security		Principal (000s)	Value

Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39	(Call 02/01/19)	$500	$559,065
Palomar Pomerado Health GO
Series A
0.00%, 08/01/31	(AGM)	1,000	443,180
Peralta Community College District GO
Series C
5.00%, 08/01/39	(Call 08/01/19)	500	543,045
Pomona Public Financing Authority RB Water Revenue
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	625	650,819
Poway Unified School District GO
0.00%, 08/01/33		1,000	393,400
0.00%, 08/01/41		1,500	376,110
0.00%, 08/01/46		4,750	892,525
0.00%, 08/01/51		1,250	175,313
Rio Hondo Community College District GO
0.00%, 08/01/42	(Call 08/01/34)	560	375,693
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30	(AMBAC)	440	509,956
Series A
4.75%, 05/01/23	(Call 07/01/13) (AMBAC)	180	180,126
5.40%, 11/01/20	(AMBAC)	500	571,245
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 08/01/35	(Call 08/01/15) (NPFGC)	775	830,940
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/27	(Call 08/15/18) (AGM)	3,875	4,318,377
Series X
5.00%, 08/15/20		700	851,935
5.00%, 08/15/25	(Call 08/15/21)	1,000	1,169,450
Sacramento Municipal Utility District RB Water Revenue
5.13%, 07/01/29	(Call 07/01/16) (NPFGC)	1,000	1,076,910
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	300	379,386

206

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

San Diego Community College District GO
5.00%, 08/01/29	(Call 08/01/21)	$120	$137,452
5.00%, 08/01/30	(Call 08/01/17) (AGM)	900	1,019,673
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,420	1,525,818
5.00%, 07/01/43	(Call 07/01/23)	1,250	1,364,775
San Diego County Regional Transportation Commission RB Sales Tax Revenue
Series A
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,112,280
5.00%, 04/01/48	(Call 04/01/22)	2,500	2,776,200
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	3,800	4,218,304
San Diego County Water Authority RB Water Revenue
5.00%, 05/01/34	(Call 11/01/22)	1,000	1,150,590
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,139,160
Series B
5.00%, 05/15/18		1,000	1,188,900
5.00%, 05/15/22	(Call 05/15/19)	2,000	2,392,820
San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39	(Call 08/01/19)	700	798,735
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	(Call 02/01/19)	1,500	1,726,560
San Diego Unified School District GO
0.00%, 07/01/30		1,300	618,072
0.00%, 07/01/35		2,010	722,072
0.00%, 07/01/37		700	221,256
0.00%, 07/01/43		1,180	272,922
0.00%, 07/01/44		1,800	395,838

Security		Principal (000s)	Value

Series C
0.00%, 07/01/46		$275	$54,865
0.00%, 07/01/48	(Call 07/01/40)	1,500	735,300
5.00%, 07/01/35	(Call 07/01/23)	1,715	1,939,716
Series D-1
5.50%, 07/01/17	(NPFGC)	105	123,032
Series D-2
4.75%, 07/01/27	(Call 07/01/15) (AGM)	3,095	3,264,358
Series E
0.00%, 07/01/47	(Call 07/01/42)	1,000	399,230
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,200	1,258,980
Series R-1
0.00%, 07/01/31		2,000	889,680
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	1,000	1,018,390
San Francisco Bay Area Rapid Transit District GO
Series B
5.00%, 08/01/32	(Call 08/01/17)	1,400	1,571,752
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,136,660
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Second Series
5.00%, 05/01/26	(Call 05/01/22)	1,000	1,166,790
5.00%, 05/01/28	(Call 05/01/22)	1,500	1,726,815
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,000	1,105,930
Series E
6.00%, 05/01/39	(Call 05/01/19)	4,000	4,836,400
Series F
5.00%, 05/01/35	(Call 05/01/20)	500	545,065
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A

207

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

4.75%, 11/01/36	(Call 05/01/16) (AGM)	$2,000	$2,138,080
5.00%, 11/01/30	(Call 11/01/21)	500	575,890
5.00%, 11/01/32	(Call 11/01/21)	2,000	2,279,560
5.00%, 11/01/35	(Call 05/01/22)	3,000	3,352,810
5.00%, 11/01/37	(Call 05/01/22)	1,000	1,106,750
5.00%, 11/01/41	(Call 11/01/21)	1,750	1,946,630
Series B
4.00%, 10/01/39	(Call 10/01/22)	1,500	1,483,065
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,101,450
San Joaquin County Transportation Authority RB Sales Tax Revenue
Series A
5.50%, 03/01/41	(Call 03/01/21)	500	576,870
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/19	(ETM)	980	908,578
0.00%, 01/01/20	(ETM)	500	449,320
0.00%, 01/01/25	(ETM)	2,100	1,540,980
0.00%, 01/01/27	(ETM)	1,075	726,077
San Jose Financing Authority RB Lease Abatement
Series A
5.00%, 06/01/39	(Call 06/01/23)	1,850	2,017,184
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		500	90,980
0.00%, 08/01/51		1,500	212,445
San Mateo County Community College District GO
Series B
5.00%, 09/01/31	(Call 09/01/16)	3,000	3,307,320
5.00%, 09/01/38	(Call 09/01/16)	1,700	1,874,148
Series C
0.00%, 09/01/30	(NPFGC)	1,190	613,278
San Mateo Joint Powers Financing Authority RB Lease Abatement
Series A
5.00%, 07/15/33	(Call 07/15/18)	750	824,460
San Mateo Union High School District GO
0.00%, 09/01/33		500	278,470
0.00%, 09/01/41	(Call 09/01/36)	460	261,919
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,500	623,250
San Mateo-Foster City School Facilities Financing Authority RB Miscellaneous Revenue
4.50%, 08/15/15	(AGM)	100	108,988
Santa Barbara Secondary High School District GO
Series A
0.00%, 08/01/36		2,500	825,425

Security		Principal (000s)	Value

Santa Clara County Financing Authority RB Lease Abatement
Series L
5.25%, 05/15/36	(Call 05/15/18)	$500	$567,275
Santa Clara County GO
4.00%, 08/01/39	(Call 08/01/22)	2,250	2,268,832
Santa Clara Valley Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 04/01/32	(Call 04/01/17) (AMBAC)	1,400	1,557,780
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	700	687,316
6.75%, 07/01/13		1,200	1,206,372
Series 2010-1
5.00%, 07/01/22	(Call 07/01/20)	2,000	2,364,820
5.00%, 07/01/30	(Call 07/01/20)	1,950	2,197,377
Series A
5.00%, 07/01/18		1,500	1,790,505
Series A-2003-1
5.00%, 07/01/33	(PR 07/01/13) (AMBAC)	625	627,475
State of California GO
3.00%, 09/01/13		500	503,490
3.50%, 10/01/17		1,000	1,105,080
4.00%, 09/01/13	(NPFGC)	800	807,584
4.00%, 11/01/13		1,000	1,015,790
4.00%, 09/01/14	(NPFGC)	600	627,546
4.00%, 10/01/14		200	209,770
4.00%, 08/01/15		600	644,562
4.00%, 09/01/17		295	331,775
4.00%, 09/01/20		500	569,445
4.25%, 04/01/16		1,000	1,097,490
4.50%, 08/01/26	(Call 02/01/17)	1,850	1,982,830
4.50%, 08/01/27	(Call 02/01/17)	2,000	2,139,560
4.50%, 08/01/30	(Call 02/01/17)	3,000	3,177,510
4.75%, 04/01/18		280	325,898
5.00%, 11/01/13		1,000	1,019,950
5.00%, 02/01/14		605	624,130
5.00%, 03/01/14		1,600	1,656,784
5.00%, 03/01/14	(NPFGC-FGIC)	165	170,856
5.00%, 05/01/14		1,125	1,173,577
5.00%, 08/01/14		660	696,029
5.00%, 11/01/14		500	532,945
5.00%, 03/01/15		500	539,310
5.00%, 04/01/15		2,500	2,705,050
5.00%, 09/01/15		480	527,309
5.00%, 11/01/15		1,500	1,657,455
5.00%, 12/01/15		380	408,261
5.00%, 02/01/16		3,320	3,691,010
5.00%, 03/01/16		2,845	3,172,090
5.00%, 04/01/16		600	670,902

208

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

5.00%, 05/01/16	(Call 05/01/15)	$300	$325,440
5.00%, 08/01/16		200	226,156
5.00%, 09/01/16		1,000	1,133,880
5.00%, 10/01/16		850	966,433
5.00%, 11/01/16	(AMBAC)	345	393,317
5.00%, 12/01/16		200	228,624
5.00%, 03/01/17	(Call 03/01/15)	2,900	3,124,808
5.00%, 04/01/17		725	834,533
5.00%, 05/01/17	(Call 05/01/15)	550	596,530
5.00%, 06/01/17	(Call 06/01/15)	4,750	5,168,570
5.00%, 06/01/17	(XLCA)	300	347,046
5.00%, 03/01/18		400	469,236
5.00%, 04/01/18		2,650	3,115,366
5.00%, 05/01/18	(Call 05/01/15)	1,620	1,756,388
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	1,000	1,149,720
5.00%, 08/01/18	(Call 02/01/17)	295	336,094
5.00%, 10/01/18		3,400	4,047,088
5.00%, 03/01/19	(Call 03/01/15)	6,125	6,593,072
5.00%, 04/01/19	(Call 04/01/18)	1,150	1,331,447
5.00%, 09/01/19		500	599,505
5.00%, 10/01/19		1,000	1,200,980
5.00%, 02/01/20		2,505	2,998,811
5.00%, 09/01/20		1,500	1,809,330
5.00%, 11/01/20	(Call 11/01/17) (NPFGC)	500	579,655
5.00%, 12/01/20	(Call 12/01/16)	510	580,370
5.00%, 03/01/21	(Call 03/01/16)	1,300	1,442,636
5.00%, 08/01/21	(Call 02/01/17)	900	999,709
5.00%, 10/01/21	(Call 10/01/19)	1,800	2,117,628
5.00%, 11/01/21	(Call 11/01/17)	250	289,130
5.00%, 12/01/21	(Call 12/01/16)	1,955	2,221,134
5.00%, 04/01/22		1,000	1,204,510
5.00%, 08/01/22	(Call 02/01/17)	320	361,738
5.00%, 09/01/22		1,000	1,209,250
5.00%, 10/01/22		2,500	3,025,425
5.00%, 12/01/22	(Call 12/01/16)	1,750	1,984,342
5.00%, 06/01/23	(Call 12/01/14) (AMBAC)	1,000	1,064,180
5.00%, 08/01/23	(Call 02/01/17)	340	384,346
5.00%, 09/01/23	(Call 09/01/22)	5,000	5,964,100
5.00%, 10/01/23	(Call 07/01/13)	25	25,091
5.00%, 02/01/24	(PR 08/01/13)	1,460	1,471,577
5.00%, 02/01/24	(Call 08/01/13)	2,045	2,059,560
5.00%, 03/01/24	(Call 03/01/16)	1,000	1,099,390
5.00%, 08/01/24	(Call 02/01/17)	750	845,243
5.00%, 10/01/24	(Call 04/01/18)	2,250	2,557,215
5.00%, 12/01/24	(Call 12/01/17)	2,420	2,737,695
5.00%, 02/01/25	(PR 08/01/13)	1,500	1,511,895
5.00%, 04/01/25	(Call 04/01/18)	1,050	1,189,513
5.00%, 08/01/25	(Call 02/01/17)	2,850	3,202,117
5.00%, 08/01/25	(Call 08/01/15) (AGM)	1,000	1,085,980
5.00%, 11/01/25	(Call 11/01/20)	500	578,570
5.00%, 12/01/25	(Call 12/01/16)	4,000	4,491,640
5.00%, 02/01/26	(Call 02/01/22)	2,000	2,294,280
5.00%, 11/01/26	(Call 11/01/17)	625	704,875
5.00%, 12/01/26	(Call 12/01/16)	1,250	1,399,087
5.00%, 02/01/27	(AMBAC)	550	659,494
5.00%, 05/01/27	(Call 05/01/15)	500	534,875
5.00%, 06/01/27	(Call 06/01/17) (NPFGC-FGIC)	2,000	2,206,020

Security		Principal (000s)	Value

5.00%, 08/01/27	(Call 08/01/15) (AGM)	$1,000	$1,077,810
5.00%, 03/01/28	(Call 03/01/16)	1,250	1,346,750
5.00%, 08/01/28	(Call 08/01/18)	250	280,638
5.00%, 09/01/28	(Call 09/01/18)	1,000	1,119,360
5.00%, 10/01/29	(Call 10/01/19)	21,600	24,192,230
5.00%, 02/01/31	(Call 02/01/22)	2,000	2,238,380
5.00%, 04/01/31	(PR 04/01/14) (AMBAC)	1,450	1,507,550
5.00%, 02/01/32	(Call 08/01/13)	2,245	2,490,579
5.00%, 02/01/32	(PR 08/01/13)	880	886,979
5.00%, 06/01/32	(Call 06/01/17)	3,020	3,247,648
5.00%, 11/01/32	(Call 11/01/17)	6,505	7,037,434
5.00%, 02/01/33	(Call 08/01/13)	3,105	3,439,408
5.00%, 02/01/33	(PR 08/01/13)	425	428,370
5.00%, 08/01/33	(Call 08/01/15)	650	694,902
5.00%, 10/01/33	(Call 04/01/23)	1,000	1,123,840
5.00%, 09/01/35	(Call 09/01/16)	720	767,081
5.00%, 06/01/37	(Call 06/01/17)	5,250	5,647,110
5.00%, 11/01/37	(Call 11/01/17)	9,865	10,683,696
5.00%, 12/01/37	(Call 12/01/17)	4,815	5,221,771
5.00%, 02/01/38	(Call 02/01/23)	3,000	3,309,240
5.00%, 04/01/38	(Call 04/01/18)	2,835	3,084,225
5.00%, 09/01/41	(Call 09/01/21)	3,970	4,298,597
5.00%, 10/01/41	(Call 10/01/21)	3,750	4,063,087
5.00%, 04/01/42	(Call 04/01/22)	2,000	2,172,300
5.00%, 09/01/42	(Call 09/01/22)	5,500	5,992,470
5.00%, 02/01/43	(Call 02/01/23)	1,000	1,092,040
5.00%, 04/01/43	(Call 04/01/23)	2,500	2,733,375
5.13%, 03/01/25	(Call 03/01/18)	560	639,100
5.13%, 02/01/28	(PR 02/01/14)	1,200	1,239,048
5.13%, 04/01/33	(Call 04/01/18)	2,975	3,289,785
5.25%, 02/01/14	(PR 08/01/13)	175	176,462
5.25%, 11/01/16	(PR 11/01/13)	540	551,281
5.25%, 10/01/20	(Call 10/01/19)	1,160	1,392,731
5.25%, 10/01/21	(Call 10/01/19)	1,000	1,191,250
5.25%, 09/01/22		300	368,949
5.25%, 10/01/22		1,090	1,341,681
5.25%, 02/01/23		250	306,813
5.25%, 09/01/23	(Call 09/01/21)	4,390	5,269,054
5.25%, 09/01/24	(Call 09/01/21)	2,000	2,384,060
5.25%, 09/01/25	(Call 09/01/21)	250	296,178
5.25%, 10/01/29	(Call 10/01/19)	3,800	4,358,106
5.25%, 02/01/30	(Call 02/01/22)	1,000	1,145,900
5.25%, 03/01/30	(Call 03/01/20)	500	574,845
5.25%, 08/01/32	(AGM)	2,955	3,520,942
5.25%, 04/01/34	(PR 04/01/14)	1,000	1,041,770
5.25%, 04/01/35	(Call 04/01/22)	1,000	1,131,130
5.25%, 03/01/38	(Call 03/01/18)	5,750	6,331,900
5.50%, 04/01/18		2,815	3,375,157
5.50%, 04/01/19		155	188,587
5.50%, 04/01/21	(Call 04/01/19)	315	375,748
5.50%, 04/01/23	(Call 04/01/19)	2,000	2,363,920
5.50%, 08/01/30	(Call 08/01/18)	485	553,831
5.50%, 11/01/34	(Call 11/01/19)	1,000	1,157,550
5.50%, 11/01/39	(Call 11/01/19)	1,490	1,715,303
5.50%, 03/01/40	(Call 03/01/20)	2,000	2,286,300
5.60%, 03/01/36	(Call 03/01/20)	595	689,575
5.75%, 04/01/27	(Call 04/01/19)	1,000	1,173,130
5.75%, 04/01/28	(Call 04/01/19)	1,700	1,987,045
5.75%, 04/01/31	(Call 04/01/19)	2,200	2,557,236
6.00%, 03/01/33	(Call 03/01/20)	1,000	1,221,670
6.00%, 04/01/35	(Call 04/01/19)	430	512,487

209

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

6.00%, 11/01/35	(Call 11/01/19)	$235	$283,168
6.00%, 04/01/38	(Call 04/01/19)	16,350	19,349,898
6.00%, 11/01/39	(Call 11/01/19)	5,500	6,598,460
6.50%, 04/01/33	(Call 04/01/19)	6,570	8,088,196
Series A
4.25%, 07/01/17		1,080	1,222,420
4.60%, 07/01/19		2,000	2,361,120
5.00%, 07/01/15	(PR 07/01/14)	1,050	1,103,687
5.00%, 07/01/15	(Call 07/01/14) (NPFGC)	600	630,240
5.00%, 07/01/17		625	725,875
5.00%, 07/01/18		4,150	4,926,589
5.00%, 07/01/19		1,445	1,739,419
5.00%, 07/01/20	(Call 07/01/19)	2,930	3,476,328
5.00%, 07/01/22	(Call 07/01/16)	5,515	6,175,201
5.25%, 07/01/13		2,150	2,159,008
5.25%, 07/01/13	(ETM) (NPFGC)	3,920	3,936,542
5.25%, 07/01/13	(NPFGC)	1,125	1,129,714
5.25%, 07/01/14	(ETM)	1,640	1,728,839
5.25%, 07/01/14		3,690	3,889,039
5.25%, 07/01/14	(NPFGC-FGIC)	5,910	6,228,785
5.25%, 07/01/21	(Call 07/01/19)	2,000	2,373,100
Series B
5.00%, 07/01/23		1,800	1,890,018
Turlock Irrigation District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/40	(Call 01/01/20)	2,000	2,134,960
University of California Regents RB College & University Revenue
Series AF
5.00%, 05/15/39	(Call 05/15/23)	2,250	2,533,635
Series D
5.00%, 05/15/37	(Call 05/15/16) (NPFGC-FGIC)	1,885	2,010,786
5.00%, 05/15/41	(Call 05/15/16) (NPFGC-FGIC)	250	265,230
Series G
5.00%, 05/15/27	(Call 05/15/22)	1,900	2,216,977
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,157,740
5.00%, 05/15/37	(Call 05/15/22)	1,000	1,114,450
5.00%, 05/15/42	(Call 05/15/22)	1,500	1,657,110
Series J
4.50%, 05/15/26	(Call 05/15/15) (AGM)	1,500	1,580,295
4.50%, 05/15/31	(Call 05/15/15) (AGM)	2,000	2,073,480
4.50%, 05/15/35	(Call 05/15/15) (AGM)	1,220	1,259,638
5.00%, 05/15/14	(ETM) (NPFGC)	10	10,452
5.00%, 05/15/14	(NPFGC)	1,640	1,715,112
Series Q
5.00%, 05/15/21	(Call 05/15/17)	300	347,376
University of California Regents RB Medical Center Pooled Revenue
Series A
4.50%, 05/15/37	(Call 05/15/15) (NPFGC)	200	202,646
4.75%, 05/15/31	(Call 05/15/15) (NPFGC)	1,250	1,331,512
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(Call 08/01/18)	905	1,054,931
Ventura County Public Financing Authority RB Lease Revenue
5.00%, 11/01/43	(Call 11/01/22)	1,000	1,076,160

Security		Principal (000s)	Value

Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	$500	$154,330
William S. Hart Union High School District GO
Series B
0.00%, 08/01/34	(AGM)	500	185,875
Series C
0.00%, 08/01/37	(Call 08/01/23)	1,500	433,815
4.00%, 08/01/38	(Call 08/01/23)	4,000	4,019,760
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	1,000	1,132,370

			842,124,864
COLORADO — 1.09%
City & County of Denver RB Port Airport & Marina Revenue
Series A
5.00%, 11/15/21	(Call 11/15/20)	1,000	1,187,410
5.25%, 11/15/36	(Call 11/15/19)	200	222,138
Series B
4.00%, 11/15/43	(Call 11/15/22)	1,550	1,515,233
5.00%, 11/15/32	(Call 11/15/22)	2,335	2,616,858
5.00%, 11/15/43	(Call 11/15/22)	250	274,890
City of Aurora RB Water Revenue
Series A
5.00%, 08/01/39	(Call 08/01/17) (AMBAC)	1,000	1,119,690
Colorado Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 12/15/15	(NPFGC-FGIC)	5,310	5,914,278
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/13		1,150	1,152,380
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP Lease Non-Terminable
5.25%, 11/01/23	(Call 11/01/18)	500	586,710
Colorado State University Board of Governors RB Enterprise Revenue
Series A
5.00%, 03/01/38	(Call 03/01/22) (HERBIP)	500	557,280
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23	(NPFGC-FGIC)	540	694,359
Series B
3.00%, 12/01/29	(Call 12/01/22) (SAW)	1,000	922,310
5.00%, 12/01/31	(Call 12/01/22) (SAW)	2,000	2,305,300
E-470 Public Highway Authority RB Highway Revenue Tolls
Series A
0.00%, 09/01/40		850	210,545
0.00%, 09/01/41		1,000	235,330
Series B
0.00%, 09/01/16	(NPFGC)	765	706,936
0.00%, 09/01/19	(NPFGC)	435	356,635
0.00%, 09/01/20	(NPFGC)	715	558,880
0.00%, 09/01/23	(NPFGC)	165	108,846
0.00%, 09/01/24	(NPFGC)	1,165	727,461
0.00%, 09/01/29	(NPFGC)	2,500	1,145,675
Jefferson County School District No. R-1 GO
5.00%, 12/15/18	(SAW)	500	598,740

210

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

5.00%, 12/15/22	(PR 12/15/14) (AGM)	$3,535	$3,788,919
5.00%, 12/15/24	(PR 12/15/14) (AGM)	540	578,788
Regional Transportation District COP Lease Renewal
Series A
5.38%, 06/01/31	(Call 06/01/20)	500	557,265
Regional Transportation District RB Sales Tax Revenue
Series A
4.50%, 11/01/34	(Call 11/01/17) (AGM)	3,475	3,630,437
5.00%, 11/01/27		1,500	1,809,165
5.00%, 11/01/28	(Call 11/01/22)	4,000	4,684,160
State of Colorado Building Excellent Schools Today COP Lease Revenue
Series G
5.00%, 03/15/32	(Call 03/15/21)	1,000	1,108,630

			39,875,248
CONNECTICUT — 0.80%
State of Connecticut GO
Series A
5.00%, 01/01/14		5,570	5,726,127
5.00%, 01/01/15		1,000	1,073,190
5.00%, 01/01/16		1,000	1,112,070
5.00%, 02/15/25	(Call 02/15/19)	2,660	3,093,048
Series B
5.00%, 05/01/15		1,000	1,087,740
5.00%, 05/01/16		500	562,585
5.00%, 05/15/21		1,000	1,216,220
5.25%, 06/01/20	(AMBAC)	790	972,442
Series C
5.00%, 12/01/15		500	556,335
5.00%, 06/01/23	(Call 06/01/22)	1,000	1,208,140
5.50%, 12/15/13		1,000	1,028,700
5.50%, 12/15/15		275	309,903
Series D
5.00%, 01/01/14		1,000	1,028,030
5.00%, 11/01/19		1,000	1,211,390
5.00%, 11/01/31	(Call 11/01/21)	2,000	2,306,780
Series E
4.00%, 09/15/27	(Call 09/15/22)	500	541,645
5.00%, 12/15/16		1,500	1,723,605
5.00%, 12/15/18	(Call 12/15/16)	230	261,846
State of Connecticut Special Tax Revenue
Series A
5.00%, 01/01/29	(Call 01/01/23)	2,000	2,314,720
State of Connecticut ST Sales Tax Revenue
Series 1
5.00%, 02/01/17		500	574,920
5.00%, 02/01/19		1,000	1,189,220

			29,098,656
DELAWARE — 0.02%
State of Delaware GO
Series 2009C
5.00%, 10/01/16		500	573,565

			573,565
DISTRICT OF COLUMBIA — 0.90%
District of Columbia GO
Series A
4.50%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	3,600	3,685,356

Security		Principal (000s)	Value

Series C
5.00%, 06/01/16	(AGM)	$1,000	$1,124,040
District of Columbia RB College & University Revenue
5.25%, 04/01/34	(Call 10/01/18)	1,000	1,144,540
Series A
4.50%, 04/01/42	(Call 04/01/17) (AMBAC)	1,100	1,114,234
District of Columbia RB Income Tax Revenue
Series A
5.00%, 12/01/25	(Call 06/01/20)	1,000	1,167,750
5.00%, 12/01/26	(Call 06/01/20)	500	577,320
5.00%, 12/01/27	(Call 06/01/20)	500	581,000
5.00%, 12/01/31	(Call 06/01/20)	500	567,745
Series C
5.00%, 12/01/13		1,000	1,024,240
5.00%, 12/01/24	(Call 12/01/22)	1,000	1,208,750
5.00%, 12/01/30	(Call 12/01/22)	2,000	2,328,520
5.00%, 12/01/35	(Call 12/01/22)	1,000	1,131,570
Series G
5.00%, 12/01/36	(Call 12/01/21)	2,500	2,806,875
District of Columbia RB Miscellaneous Revenue
Series A
5.25%, 12/01/34	(Call 12/01/19)	1,370	1,619,066
Series B
5.00%, 12/01/25	(Call 12/01/19)	400	476,024
District of Columbia RB Recreational Revenue
Series B-1
5.00%, 02/01/31	(Call 02/01/16) (NPFGC-FGIC)	1,000	1,024,750
District of Columbia Water & Sewer Authority RB Sewer Revenue
Series A
5.50%, 10/01/39	(Call 10/01/18)	1,000	1,159,850
6.00%, 10/01/35	(Call 10/01/18)	500	598,515
District of Columbia Water & Sewer Authority RB Water Revenue
5.00%, 10/01/33	(PR 10/01/13) (NPFGC-FGIC)	2,815	2,859,505
5.50%, 10/01/23	(AGM)	240	303,391
Metropolitan Washington Airports Authority RB Highway Revenue Tolls
Series A
0.00%, 10/01/37		4,000	1,063,120
5.25%, 10/01/44	(Call 10/01/19)	2,180	2,397,521
Metropolitan Washington Airports Authority RB Port Airport & Marina Revenue
Series A
5.00%, 10/01/35	(Call 10/01/20)	1,000	1,107,820
Series C
5.13%, 10/01/39	(Call 10/01/18)	1,475	1,599,534
Washington D.C. Convention Center Authority RB Miscellaneous Taxes
Series A
4.50%, 10/01/30	(Call 10/01/16) (AMBAC)	200	201,466

			32,872,502
FLORIDA — 3.60%
Broward County RB Port Airport & Marina Revenue
Series O

211

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

5.38%, 10/01/29	(Call 10/01/19)	$1,560	$1,752,098
Series Q-1
5.00%, 10/01/42	(Call 10/01/22)	1,000	1,079,630
Broward County RB Water & Sewer Utility Revenue
Series A
5.25%, 10/01/34	(Call 10/01/18)	500	571,260
Broward County School Board COP Lease Renewal
Series A
5.00%, 07/01/21		1,000	1,183,560
City of Cape Coral RB Water Revenue
Series A
5.00%, 10/01/42	(Call 10/01/21) (AGM)	1,000	1,078,310
City of Clearwater RB Water & Sewer Revenue
Series A
5.25%, 12/01/39	(Call 12/01/19)	1,000	1,111,390
City of Gainesville RB Multiple Utility Revenue
Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	1,250	1,382,938
City of Tallahassee RB Water Revenue
5.00%, 10/01/37	(Call 10/01/17)	1,750	1,925,193
County of Hillsborough School Board COP Lease Appropriation
Series A
5.00%, 07/01/29	(Call 07/01/22)	2,500	2,854,325
County of Miami-Dade GO
5.00%, 07/01/41	(Call 07/01/20)	1,000	1,085,520
Series B-1
5.63%, 07/01/38	(Call 07/01/18)	1,000	1,147,520
County of Miami-Dade RB Hotel Occupancy Tax
Series A
5.00%, 10/01/29	(Call 10/01/22)	1,000	1,115,140
Series B
5.00%, 10/01/35	(Call 10/01/22) (AGM)	1,450	1,580,819
County of Miami-Dade RB Miscellaneous Revenue
Series B
5.00%, 10/01/35	(Call 10/01/15) (NPFGC)	1,125	1,199,936
County of Miami-Dade RB Port Airport & Marina Revenue
Series A
5.00%, 10/01/29	(Call 10/01/20)	3,000	3,327,600
5.38%, 10/01/35	(Call 10/01/20)	1,000	1,115,850
5.38%, 10/01/41	(Call 10/01/20)	4,000	4,444,320
Series B
5.00%, 10/01/41	(Call 10/01/20)	1,000	1,088,810
County of Miami-Dade RB Water & Sewer Revenue
5.00%, 10/01/39	(Call 10/01/20) (AGM)	3,475	3,814,125
Series B
5.00%, 10/01/14	(AGM)	500	531,315
Series C
5.38%, 10/01/24	(Call 10/01/18)	2,500	2,928,025
County of Palm Beach RB Miscellaneous Revenue
5.00%, 05/01/38	(Call 05/01/18)	3,000	3,294,750
County of Seminole RB Water Revenue
5.00%, 10/01/31	(Call 10/01/16)	3,100	3,368,305
5.00%, 10/01/36	(Call 10/01/16)	2,020	2,198,669
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.25%, 07/01/14		500	521,455

Security		Principal (000s)	Value

5.00%, 07/01/14		$2,000	$2,102,040
5.00%, 07/01/15		2,035	2,228,345
5.00%, 07/01/16		2,040	2,306,771
Florida Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 10/01/31	(Call 10/01/18)	450	492,656
5.25%, 10/01/19		1,000	1,206,110
5.25%, 10/01/21	(Call 10/01/18)	180	211,779
Florida State Board of Education GO
Series A
5.00%, 01/01/15		2,865	3,076,580
5.00%, 06/01/16		3,060	3,461,350
5.00%, 06/01/18		500	594,130
5.00%, 06/01/21	(Call 06/01/20)	500	601,215
5.00%, 06/01/34	(Call 06/01/14)	1,000	1,047,080
Series C
5.00%, 06/01/22	(Call 06/01/19)	1,500	1,769,655
5.00%, 06/01/25	(Call 06/01/15) (GTD)	1,455	1,596,062
Series D
5.00%, 06/01/21	(Call 06/01/19)	1,000	1,193,780
5.00%, 06/01/34	(Call 06/01/18)	2,000	2,279,260
5.00%, 06/01/37	(Call 06/01/17)	3,085	3,458,933
Series H
5.00%, 06/01/40	(Call 06/01/20)	1,000	1,143,070
Florida State Board of Education RB Miscellaneous Revenue
Series E
5.00%, 07/01/20		1,000	1,204,910
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series D
5.00%, 07/01/13		3,500	3,514,140
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/32	(Call 07/01/17)	1,000	1,119,170
Series C
5.00%, 07/01/33	(Call 07/01/13)	1,000	1,013,950
Florida State Department of Transportation RB Transit Revenue
Series A
4.75%, 07/01/31	(Call 07/01/16) (NPFGC)	350	382,316
JEA Electric System RB Electric Revenue
Series Three 2010D
5.00%, 10/01/38	(Call 04/01/20)	1,000	1,092,320
Series Three 2012B
5.00%, 10/01/39	(Call 10/01/21)	2,000	2,207,520
JEA St. Johns River Power Park System RB Electric Power & Light Revenues
Series 21
5.00%, 10/01/20	(Call 04/01/15) (NPFGC)	500	540,720
Series 23
5.00%, 10/01/14		1,200	1,274,820
5.00%, 10/01/15		200	220,974
5.00%, 10/01/18		500	594,380
JEA Water & Sewer System RB Water Revenue
Series A
5.00%, 10/01/31	(Call 04/01/21)	1,000	1,126,020
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/39	(Call 07/01/16) (AMBAC)	1,000	1,060,360
Series A
5.00%, 07/01/35	(Call 07/01/20) (AGM)	975	1,055,213
5.00%, 07/01/40	(Call 07/01/20)	2,000	2,131,140

212

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Miami-Dade County School Board COP Lease Appropriation
Series A
4.00%, 08/01/29	(Call 08/01/22)	$1,000	$1,017,800
Miami-Dade County School Board COP Lease Renewal
Series A
5.25%, 02/01/27	(Call 02/01/19) (AGM)	2,690	2,970,432
Series B
5.25%, 05/01/31	(Call 05/01/18) (AGM)	2,250	2,494,170
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/42	(Call 07/01/22)	2,000	2,168,440
Orange County School Board COP Lease Appropriation
Series A
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	2,500	2,771,750
Orlando Utilities Commission RB Multiple Utility Revenue
5.00%, 10/01/18	(Call 10/01/16)	1,500	1,709,370
Orlando Utilities Commission RB Water Revenue
Series A
5.00%, 10/01/22		1,000	1,227,480
5.00%, 10/01/25		1,500	1,868,730
Series B
5.00%, 10/01/33	(Call 04/01/19)	500	577,715
Orlando-Orange County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/22		500	598,995
Series A
5.00%, 07/01/35	(Call 07/01/20)	2,000	2,171,040
5.00%, 07/01/40	(Call 07/01/20)	2,500	2,695,975
Series B
5.00%, 07/01/35	(PR 07/01/13) (AMBAC)	1,000	1,004,010
Palm Beach County School District COP Lease Appropriation
Series C
4.50%, 08/01/27	(Call 08/01/17) (AMBAC)	300	314,760
Palm Beach County School District COP Lease Renewal
Series E
5.00%, 08/01/32	(Call 08/01/17) (NPFGC)	500	549,490
Palm Beach County Solid Waste Authority RB Resource Recovery Revenue
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,171,590
5.00%, 10/01/31	(Call 10/01/21)	2,890	3,231,887
5.50%, 10/01/22	(Call 10/01/19) (BHAC)	220	271,559
State of Florida GO
Series A
5.00%, 06/01/17	(Call 06/01/15) (NPFGC-FGIC)	1,000	1,096,100
5.00%, 07/01/39	(Call 07/01/19)	1,000	1,126,020
Series F
5.00%, 06/01/31	(Call 06/01/21)	1,000	1,156,700

Security		Principal (000s)	Value

Tampa Bay Water RB Water Revenue
5.00%, 10/01/38	(Call 10/01/18)	$2,000	$2,224,560
Series A
5.00%, 10/01/16		500	570,350
Series B
5.00%, 10/01/19		1,000	1,205,320
Tampa-Hillsborough County Expressway Authority RB Highway Revenue Tolls
Series A
5.00%, 07/01/37	(Call 07/01/22)	2,000	2,181,240

			131,383,115
GEORGIA — 2.28%
Augusta Georgia RB Water & Sewer Revenue
5.25%, 10/01/39	(Call 10/01/14) (AGM)	1,900	2,001,707
City of Atlanta RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/21		1,000	1,196,110
Series B
5.00%, 01/01/18		685	799,402
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,178,100
5.00%, 01/01/37	(Call 01/01/22)	1,345	1,489,224
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,096,370
Series C
5.25%, 01/01/30	(Call 01/01/21)	1,835	2,071,972
City of Atlanta RB Water & Wastewater Revenue
Series A
5.50%, 11/01/15	(NPFGC-FGIC)	500	559,930
5.50%, 11/01/18	(NPFGC-FGIC)	100	121,109
6.00%, 11/01/26	(Call 11/01/19)	1,000	1,217,040
6.00%, 11/01/27	(Call 11/01/19)	1,000	1,211,560
6.00%, 11/01/28	(Call 11/01/19)	2,320	2,806,226
6.25%, 11/01/39	(Call 11/01/19)	2,750	3,310,780
County of DeKalb RB Water & Sewerage Revenue
Series A
5.00%, 10/01/35	(Call 10/01/13)	1,000	1,012,220
Series B
5.25%, 10/01/32	(Call 10/01/26) (AGM)	2,190	2,637,023
County of Fulton RB Water Revenue
5.00%, 01/01/35	(PR 01/01/14) (NPFGC-FGIC)	1,600	1,644,464
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/18	(AGM)	950	1,117,713
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/13	(NPFGC)	1,500	1,500,000
5.00%, 06/01/14	(NPFGC)	200	209,330
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/16		2,000	2,249,560
5.00%, 06/01/19		1,100	1,307,856
Gwinnett County School District GO
Series A
4.00%, 10/01/15		1,000	1,084,490
4.00%, 10/01/16		510	567,135

213

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/27	(Call 07/01/17) (AGM)	$2,425	$2,737,340
5.00%, 07/01/28	(Call 07/01/17) (AGM)	950	1,063,591
5.00%, 07/01/37	(Call 07/01/17) (AGM)	4,400	4,891,348
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series A
5.00%, 11/01/24	(Call 11/01/20)	1,000	1,148,430
5.25%, 01/01/17		500	574,040
Series D
5.75%, 01/01/19	(Call 07/01/18)	2,000	2,403,640
5.75%, 01/01/20	(Call 07/01/18)	500	594,450
State of Georgia GO
Series A
5.00%, 07/01/28	(Call 07/01/22)	1,000	1,193,040
Series B
5.00%, 07/01/15		1,000	1,096,880
5.00%, 07/01/18	(Call 07/01/15)	6,015	6,575,297
5.00%, 07/01/19	(Call 07/01/15)	1,000	1,092,050
5.00%, 01/01/20	(Call 01/01/19)	2,500	2,953,700
5.00%, 01/01/24	(Call 01/01/19)	1,000	1,166,350
Series C
4.00%, 10/01/23	(Call 10/01/22)	2,000	2,302,200
5.00%, 07/01/20	(Call 07/01/17)	2,000	2,328,860
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,175,530
5.50%, 07/01/14		625	660,688
5.50%, 07/01/16	(PR 07/01/14)	775	818,640
5.50%, 07/01/16	(Call 07/01/14)	3,200	3,378,944
Series E
4.00%, 07/01/13		2,500	2,507,975
5.00%, 07/01/14		2,000	2,103,380
Series E-2
4.00%, 09/01/16		1,000	1,110,960
4.50%, 09/01/15		800	874,328
Series I
5.00%, 07/01/18		825	988,169
5.00%, 07/01/19		1,500	1,824,615
5.00%, 07/01/20		2,600	3,197,584

			83,151,350
GUAM — 0.03%
Government of Guam RB Business Privileges Taxes
Series A
5.00%, 01/01/31	(Call 01/01/22)	1,000	1,095,600

			1,095,600
HAWAII — 1.04%
City & County of Honolulu RB Wastewater Revenue
Series A
5.00%, 07/01/36	(Call 07/01/16) (NPFGC)	2,800	3,060,036
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,119,960
State of Hawaii GO
Series DG
5.00%, 07/01/13	(AMBAC)	4,315	4,332,303
5.00%, 07/01/15	(AMBAC)	2,200	2,410,232
Series DJ
5.00%, 04/01/25	(Call 04/01/17) (AMBAC)	1,000	1,141,730
Series DQ

Security		Principal (000s)	Value

5.00%, 06/01/22	(Call 06/01/19)	$500	$596,785
Series DY
5.00%, 02/01/18		1,000	1,178,320
5.00%, 02/01/19		580	693,228
Series DZ
5.00%, 12/01/20		750	915,510
5.00%, 12/01/22	(Call 12/01/21)	1,000	1,218,580
5.00%, 12/01/23	(Call 12/01/21)	1,000	1,207,090
5.00%, 12/01/28	(Call 12/01/21)	500	584,340
5.00%, 12/01/30	(Call 12/01/21)	750	870,967
5.00%, 12/01/31	(Call 12/01/21)	1,500	1,733,355
Series EA
5.00%, 12/01/20		500	610,340
Series EE
5.00%, 11/01/29	(Call 11/01/22)	1,300	1,518,855
Series EF
5.00%, 11/01/17		4,000	4,706,920
5.00%, 11/01/19		5,000	6,058,650
State of Hawaii RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/39	(Call 07/01/20)	3,700	3,994,816

			37,952,017
ILLINOIS — 4.37%
Chicago Board of Education COP Lease Non-Terminable
Series A
6.00%, 01/01/20	(NPFGC, GOI)	1,000	1,158,850
Chicago Board of Education GO
Series A
5.00%, 12/01/41	(Call 12/01/21)	2,800	2,944,424
5.00%, 12/01/42	(Call 12/01/22)	2,000	2,100,280
5.50%, 12/01/26	(NPFGC-FGIC)	1,000	1,202,040
Series B
5.00%, 12/01/23	(Call 12/01/17) (AMBAC)	1,000	1,099,290
Series C
5.00%, 12/01/27	(Call 12/01/18) (AGM)	5,600	6,075,776
5.25%, 12/01/26	(Call 12/01/18)	145	160,286
Series F
5.00%, 12/01/31	(Call 12/01/20)	525	567,205
Chicago Park District GO
Series C
5.25%, 01/01/40	(Call 01/01/21)	1,000	1,110,020
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/19	(PR 12/01/16) (AMBAC)	55	63,424
5.00%, 06/01/19	(Call 12/01/16) (AMBAC)	270	298,045
City of Chicago GO
Series A
5.00%, 01/01/15	(AGM)	500	535,605
5.00%, 01/01/24	(Call 01/01/16) (AGM)	2,500	2,701,675
5.00%, 01/01/26	(Call 01/01/20) (AGM)	1,000	1,104,810
5.00%, 01/01/27	(Call 01/01/20) (AGM)	1,020	1,119,929
5.00%, 01/01/29	(Call 01/01/17) (NPFGC-FGIC)	900	951,021
5.00%, 01/01/33	(Call 01/01/22)	1,750	1,894,532
5.00%, 01/01/34	(PR 01/01/14) (AGM)	3,650	3,751,433
5.00%, 01/01/40	(Call 01/01/21)	1,000	1,063,480

214

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

City of Chicago RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/21	(Call 01/01/16) (AMBAC)	$500	$547,780
5.00%, 01/01/33	(Call 01/01/16) (NPFGC-FGIC)	1,500	1,596,885
5.00%, 01/01/38	(Call 01/01/18) (AGM)	500	536,930
5.75%, 01/01/39	(Call 01/01/21)	500	573,630
Series B
5.00%, 01/01/19	(Call 01/01/17) (AGM)	1,270	1,419,771
5.00%, 01/01/20	(Call 01/01/17) (AGM)	510	563,387
5.25%, 01/01/15	(NPFGC-FGIC)	510	548,831
5.25%, 01/01/17	(NPFGC)	1,050	1,203,878
5.25%, 01/01/18	(NPFGC)	820	963,254
Series C
5.25%, 01/01/35	(Call 01/01/20) (AGM)	3,500	3,896,410
6.50%, 01/01/41	(Call 01/01/21)	1,560	1,982,401
Series F
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,074,710
5.00%, 01/01/40	(Call 01/01/20)	610	653,365
City of Chicago RB Sales Tax Revenue
Series A
5.00%, 01/01/41	(Call 01/01/22)	2,000	2,169,740
City of Chicago RB Sewer Revenue
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,084,870
City of Chicago RB Water Revenue
5.00%, 11/01/42	(Call 11/01/22)	2,500	2,737,625
5.25%, 11/01/38	(Call 11/01/18)	1,000	1,124,280
County of Cook GO
Series A
4.75%, 11/15/30	(Call 05/15/16) (AMBAC)	500	525,530
4.75%, 11/15/31	(Call 05/15/16) (AMBAC)	535	559,177
5.00%, 11/15/19		500	596,725
5.00%, 11/15/26	(Call 05/15/16) (AMBAC)	1,575	1,698,858
5.25%, 11/15/22	(Call 11/15/20)	1,000	1,173,370
5.25%, 11/15/28	(Call 11/15/21)	500	575,800
Series B
5.00%, 11/15/29	(PR 11/15/14) (NPFGC)	765	815,727
Series C
5.00%, 11/15/25	(Call 11/15/22)	1,250	1,440,588
5.00%, 11/15/29	(Call 11/15/22)	1,250	1,409,475
Illinois Finance Authority RB College & University Revenue
Series A
5.25%, 10/01/52	(Call 04/01/23)	1,000	1,118,870
Illinois Municipal Electric Agency RB Electric Power & Light Revenues
Series A
5.00%, 02/01/35	(Call 02/01/17) (NPFGC-FGIC)	2,700	2,869,965
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/14	(AGM)	500	513,445
5.00%, 01/01/21	(Call 07/01/15) (AGM)	1,000	1,091,620

Security		Principal (000s)	Value

5.00%, 01/01/22	(Call 07/01/15) (AGM)	$500	$545,590
5.00%, 01/01/23	(Call 07/01/15) (AGM)	1,225	1,336,426
5.00%, 01/01/38	(Call 01/01/23)	1,000	1,098,980
Series A-1
5.00%, 01/01/23	(Call 07/01/16) (AGM)	50	56,018
5.00%, 01/01/24	(Call 07/01/16) (AGM)	2,700	3,010,986
5.00%, 01/01/26	(PR 07/01/16) (AGM)	6,970	7,905,444
5.00%, 01/01/28	(Call 01/01/20)	1,000	1,128,200
5.00%, 01/01/31	(Call 01/01/20)	700	779,520
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	2,800	3,175,788
5.00%, 01/01/28	(PR 07/01/16) (AGM)	1,800	2,041,578
5.00%, 01/01/31	(PR 07/01/16) (AGM)	7,030	7,973,496
Series B
5.50%, 01/01/33	(Call 01/01/18)	1,000	1,124,520
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 12/15/15	(NPFGC)	470	457,959
0.00%, 12/15/22	(NPFGC)	340	253,664
5.50%, 06/15/29	(NPFGC-FGIC)	2,000	2,371,860
Metropolitan Pier & Exposition Authority RB Port Airport & Marina Revenue
Series B
0.00%, 12/15/51		10,000	1,395,500
5.00%, 12/15/22	(Call 06/15/17)	1,000	1,144,940
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
0.00%, 06/15/28	(NPFGC)	1,295	688,021
Series A
0.00%, 06/15/31	(NPFGC)	1,035	458,091
0.00%, 12/15/34	(NPFGC)	3,000	1,105,290
0.00%, 06/15/36	(NPFGC)	2,800	936,656
0.00%, 06/15/37	(NPFGC)	415	131,144
0.00%, 06/15/40	(NPFGC)	3,500	925,645
5.50%, 06/15/50	(Call 06/15/20)	2,000	2,195,280
Series B
0.00%, 06/15/26	(AGM)	2,000	1,206,440
0.00%, 06/15/27	(AGM)	1,000	565,650
0.00%, 06/15/43	(AGM)	2,000	448,400
0.00%, 06/15/45	(AGM)	500	100,535
0.00%, 06/15/46	(AGM)	1,600	305,008
5.00%, 06/15/50	(Call 06/15/20)	1,500	1,591,215
5.25%, 06/15/50	(Call 06/15/20)	1,500	1,614,015
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/26	(Call 06/01/16)	1,000	1,115,550
5.00%, 12/01/27	(Call 06/01/16)	875	961,914
5.00%, 12/01/29	(Call 06/01/16)	1,350	1,484,095
5.00%, 12/01/35	(PR 12/01/16)	2,040	2,344,796
Series B
5.00%, 12/01/30	(Call 12/01/21)	710	814,122
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,500	1,724,115
Series B
5.00%, 12/01/32	(Call 12/01/21)	1,000	1,137,020

215

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series C
5.25%, 12/01/32		$780	$960,461
Northern Illinois Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/42	(Call 01/01/18) (NPFGC)	355	367,091
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/21	(AGM)	500	622,505
5.75%, 06/01/23	(AGM)	1,000	1,253,280
State of Illinois GO
5.00%, 01/01/15		590	627,748
5.00%, 01/01/17	(AGM)	1,500	1,684,710
5.00%, 08/01/19		2,000	2,283,120
5.00%, 01/01/20	(AGM)	500	568,925
5.00%, 01/01/22	(Call 01/01/20)	1,500	1,648,815
5.00%, 08/01/22		580	653,799
5.00%, 08/01/24	(Call 08/01/22)	2,000	2,220,300
Series A
5.00%, 06/01/16		100	110,891
5.00%, 03/01/34	(Call 03/01/14)	4,985	5,106,534
Series B
5.00%, 03/01/14		1,140	1,176,377
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/14		1,000	1,049,610
5.00%, 06/15/15		1,000	1,094,350
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,721,985
5.00%, 12/15/17	(Call 12/15/16)	500	573,510
5.00%, 12/15/18	(Call 06/15/16)	500	564,055
5.00%, 12/15/19	(Call 06/15/15)	2,000	2,175,660
State of Illinois RB Miscellaneous Revenue
Series A
5.00%, 12/15/13		1,650	1,692,933
5.00%, 12/15/15		1,000	1,116,430
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/13		1,700	1,703,213
5.00%, 06/15/15		300	328,368
5.00%, 06/15/19		500	598,500
Series B
3.25%, 06/15/15		100	105,904
5.25%, 06/15/34	(Call 06/15/19)	2,000	2,240,500
Village of Schaumburg GO
Series B
5.25%, 12/01/34	(PR 12/01/14) (NPFGC-FGIC)	645	692,595

			159,564,662
INDIANA — 0.57%
Indiana Finance Authority RB Lease Appropriation
Series A
4.50%, 12/01/23	(Call 12/01/16) (NPFGC-FGIC)	1,000	1,120,450
4.50%, 12/01/24	(Call 12/01/16) (NPFGC-FGIC)	4,450	4,982,754
Indiana Finance Authority RB Miscellaneous Revenue
5.00%, 02/01/32	(Call 02/01/23)	1,000	1,163,060
Series A
5.25%, 02/01/17		705	817,546

Security		Principal (000s)	Value

Indiana Finance Authority RB Sewer Revenue
Series B
5.00%, 10/01/41	(Call 10/01/21)	$1,000	$1,078,310
Indiana Finance Authority RB Water Revenue
Series A
5.00%, 02/01/20		1,000	1,208,990
Indiana Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/37	(Call 01/01/17) (NPFGC)	500	532,315
5.00%, 01/01/42	(Call 01/01/17) (NPFGC)	1,500	1,577,610
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue
Series B
5.00%, 02/01/19		750	893,303
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	1,500	1,780,665
5.75%, 01/01/38	(Call 01/01/19)	5,000	5,573,950

			20,728,953
IOWA — 0.02%
State of Iowa RB General Fund Revenue
Series A
5.00%, 06/01/27	(Call 06/01/19)	500	580,645

			580,645
KANSAS — 0.06%
Kansas Development Finance Authority RB Miscellaneous Revenue
5.00%, 03/01/21	(Call 03/01/20)	450	536,940
Kansas State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 09/01/16		1,000	1,143,130
5.00%, 03/01/22	(PR 03/01/14)	660	683,443

			2,363,513
KENTUCKY — 0.24%
Kentucky Asset Liability Commission RB Miscellaneous Revenue
First Series
5.25%, 09/01/18	(NPFGC)	320	383,875
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.25%, 10/01/14	(AGM)	500	532,385
Kentucky State Property & Buildings Commission RB Lease Renewal
5.00%, 11/01/20	(Call 11/01/18)	5,350	6,237,137
Louisville & Jefferson County Metropolitan Sewer District RB Sewer Revenue
Series A
5.00%, 05/15/30	(Call 11/15/21)	500	572,980
5.00%, 05/15/34	(Call 11/15/21)	1,000	1,127,670

			8,854,047
LOUISIANA — 0.65%
East Baton Rouge Sewerage Commission RB Sewer Revenue
Series A
5.25%, 02/01/39	(Call 02/01/19)	1,000	1,118,620

216

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Louisiana Local Government Environmental Facilities & Community Development Authority RB Sewer Revenue
Series A
4.00%, 02/01/48	(Call 02/01/23)	$1,000	$925,670
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue
Series B
5.00%, 06/01/15	(AMBAC)	425	456,969
5.00%, 06/01/16	(AMBAC)	275	303,545
5.00%, 06/01/17	(Call 06/01/16) (AMBAC)	370	410,356
5.00%, 06/01/18	(Call 06/01/16) (AMBAC)	600	659,610
5.00%, 06/01/21	(Call 06/01/16) (AMBAC)	1,000	1,088,570
5.00%, 06/01/22	(Call 06/01/16) (AMBAC)	500	544,285
State of Louisiana GO
Series A
5.00%, 08/01/13	(NPFGC)	3,000	3,024,030
5.00%, 08/01/15	(NPFGC)	2,230	2,452,420
5.00%, 08/01/18	(Call 08/01/15) (NPFGC)	450	492,795
5.00%, 11/15/21	(Call 05/15/20)	2,000	2,400,380
Series C
5.00%, 07/15/24	(Call 07/15/22)	1,000	1,218,540
State of Louisiana RB Fuel Sales Tax Revenue
Series A
5.00%, 05/01/31	(Call 05/01/16) (AGM)	710	778,373
5.00%, 05/01/41	(Call 05/01/16) (NPFGC-FGIC)	750	814,838
Series A-1
4.00%, 05/01/35	(Call 05/01/22)	1,000	1,027,180
5.00%, 05/01/24	(Call 05/01/22)	1,000	1,201,650
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,191,360
Series B
5.00%, 05/01/34	(Call 05/01/20)	1,915	2,155,428
5.00%, 05/01/45	(Call 05/01/20)	1,250	1,371,062

			23,635,681

Security		Principal (000s)	Value

MARYLAND — 1.35%
County of Montgomery GO
Series A
5.00%, 07/01/15		$500	$548,440
5.00%, 07/01/21		500	620,295
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 02/15/23	(Call 02/15/18)	2,500	2,877,925
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/14		275	287,039
5.00%, 03/01/17		1,000	1,155,270
Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16		2,500	2,822,475
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/38	(Call 07/01/18) (AGM)	2,000	2,206,980
State of Maryland GO
4.00%, 08/15/21		1,000	1,164,870
4.00%, 08/15/22		1,000	1,162,400
5.00%, 02/15/17	(PR 02/15/15)	260	280,436
5.00%, 03/01/19		525	634,347
5.00%, 03/01/21	(Call 03/01/20)	1,250	1,508,200
First Series
5.00%, 03/15/17		450	521,964
5.00%, 03/15/18	(PR 03/15/17)	1,060	1,227,872
5.00%, 03/15/22	(PR 03/15/17)	1,390	1,610,134
First Series A
5.25%, 03/01/16		400	451,788
First Series C
4.00%, 08/15/16		2,000	2,219,280
Second Series
5.00%, 07/15/13		700	704,144
5.00%, 07/15/14		1,790	1,885,998
5.00%, 08/01/15		2,500	2,751,250
5.00%, 08/01/16		500	569,915
5.00%, 08/01/16	(PR 08/01/13)	500	504,010
Second Series A
5.00%, 08/01/17	(PR 08/01/15)	1,410	1,548,744

217

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Second Series B
5.00%, 03/15/22	(Call 03/15/19)	$2,000	$2,361,080
Second Series C
5.00%, 11/01/16		540	620,822
Second Series E
4.00%, 08/01/14		2,175	2,270,874
5.00%, 08/01/16		1,000	1,139,830
5.00%, 08/01/19		1,000	1,218,350
Series A
5.00%, 08/01/16	(PR 08/01/15)	210	230,664
Series B
5.00%, 08/01/19		2,500	3,045,875
Series C
5.00%, 11/01/17		2,700	3,192,372
5.00%, 11/01/18		2,000	2,415,260
5.00%, 03/01/20	(PR 03/01/19)	1,120	1,355,469
Series E
5.00%, 08/01/15		400	440,200
Third Series C
5.00%, 11/01/19		1,500	1,836,090

			49,390,662
MASSACHUSETTS — 4.88%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/14		1,250	1,319,300
5.00%, 03/01/21	(PR 03/01/15) (AGM)	1,750	1,889,388
5.00%, 03/01/22	(PR 03/01/15)	850	918,221
5.00%, 03/01/23	(PR 03/01/15) (AGM)	4,020	4,342,645
5.00%, 03/01/24	(PR 03/01/15) (AGM)	500	540,130
5.00%, 03/01/25	(PR 03/01/15)	350	378,091
5.00%, 09/01/28	(Call 09/01/18)	4,410	5,079,570
5.00%, 03/01/34	(Call 03/01/19)	460	519,524
5.00%, 03/01/39	(Call 03/01/19)	1,975	2,215,377
Series B
5.00%, 11/01/16		1,100	1,260,875
5.25%, 09/01/23	(AGM)	215	270,079
5.25%, 09/01/24	(AGM)	1,685	2,128,694
Series C
5.00%, 09/01/22	(PR 09/01/15)	625	688,975
5.50%, 12/01/16	(AGM)	500	583,370

Security		Principal (000s)	Value

5.50%, 12/01/17	(AGM)	$600	$723,462
5.50%, 12/01/22	(AGM)	1,000	1,277,560
5.50%, 12/01/22	(AMBAC)	1,300	1,660,828
5.50%, 12/01/23	(AMBAC)	900	1,154,376
Series D
5.00%, 08/01/22	(PR 08/01/16)	200	227,582
5.50%, 10/01/16		2,450	2,840,726
5.50%, 10/01/18		400	492,668
5.50%, 10/01/19	(AMBAC)	1,355	1,684,739
5.50%, 10/01/20	(NPFGC)	2,200	2,760,230
Series E
5.00%, 11/01/25	(AMBAC)	2,115	2,618,920
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/21		600	746,670
5.50%, 08/01/30	(AMBAC)	1,100	1,418,549
Series B
5.00%, 08/01/24	(PR 08/01/14)	415	437,422
5.25%, 08/01/16	(AGM)	1,135	1,298,815
5.25%, 08/01/20		3,845	4,746,652
5.25%, 08/01/21		425	528,891
5.25%, 08/01/21	(AGM)	1,200	1,493,340
5.25%, 08/01/22		3,100	3,880,983
Series C
5.00%, 05/01/14		500	521,905
5.00%, 05/01/16		875	986,239
5.00%, 09/01/25	(PR 09/01/15)	700	771,652
5.25%, 08/01/25	(Call 08/01/17) (AGM)	3,300	3,820,773
5.50%, 11/01/13		1,510	1,543,522
5.50%, 11/01/14	(NPFGC-FGIC)	4,470	4,800,735
5.50%, 11/01/15	(GOI)	250	280,545
Series D
4.75%, 08/01/24	(PR 08/01/16)	1,000	1,130,080
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,200,510
5.50%, 11/01/13	(NPFGC)	1,255	1,282,861
5.50%, 08/01/17		1,000	1,192,300
5.50%, 10/01/17		1,050	1,259,013
6.00%, 11/01/13	(NPFGC)	1,875	1,920,450
Series E
5.00%, 12/01/15		1,050	1,169,417
5.00%, 12/01/16		1,000	1,149,470

218

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Commonwealth of Massachusetts RB Federal Grant Revenue
Series A
5.00%, 06/15/13		$1,500	$1,502,820
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/16	(AGM)	1,000	1,144,390
Commonwealth of Massachusetts RB Hotel Occupancy Tax
5.50%, 01/01/30	(NPFGC-FGIC)	1,110	1,368,452
5.50%, 01/01/34	(NPFGC-FGIC)	1,500	1,830,210
Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34	(PR 01/01/14) (FGIC)	575	590,772
5.25%, 01/01/25	(PR 01/01/14) (FGIC)	160	164,622
5.75%, 01/01/32	(PR 01/01/14) (FGIC)	815	840,917
Commonwealth of Massachusetts SO Dedicated Tax Revenue
5.25%, 01/01/26	(PR 01/01/14) (FGIC)	1,000	1,028,890
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/13	(AGM)	650	666,868
5.00%, 12/15/14	(AGM)	1,875	2,010,038
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/28		130	157,820
5.00%, 07/01/31	(PR 07/01/15)	900	985,806
5.00%, 07/01/31		3,070	3,696,894
5.00%, 07/01/34	(PR 07/01/14)	1,000	1,051,240
5.25%, 07/01/21		765	953,611
5.25%, 07/01/30		2,435	3,029,432
Series B
5.00%, 07/01/15		275	301,642
5.25%, 07/01/14		4,645	4,899,221
5.25%, 07/01/17		600	706,926
5.25%, 07/01/19		2,595	3,175,709
5.25%, 07/01/21		1,400	1,745,170
Series C
5.00%, 07/01/34	(PR 07/01/18)	2,450	2,939,265

Security		Principal (000s)	Value

5.50%, 07/01/15		$1,000	$1,107,250
5.50%, 07/01/16		1,290	1,485,383
5.50%, 07/01/17	(ETM)	10	11,900
5.50%, 07/01/17		190	225,764
Massachusetts Bay Transportation Authority RB Transit Revenue
Series B
5.25%, 07/01/21		1,000	1,246,550
Massachusetts Municipal Wholesale Electric Co. RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		375	409,766
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
4.50%, 08/15/35	(Call 08/15/17) (AMBAC)	3,000	3,160,650
5.00%, 08/15/13		515	520,140
5.00%, 08/15/14	(AGM)	635	671,665
5.00%, 08/15/17	(PR 08/15/15) (AGM)	1,000	1,100,500
5.00%, 08/15/21	(PR 08/15/15) (AGM)	2,000	2,201,000
5.00%, 08/15/25	(Call 08/15/22)	3,000	3,592,800
5.00%, 08/15/26	(Call 08/15/22)	1,000	1,187,900
5.00%, 08/15/30	(PR 08/15/15) (AGM)	4,800	5,282,400
5.00%, 08/15/30	(Call 08/15/15) (AGM)	200	215,516
5.00%, 08/15/37	(Call 08/15/17) (AMBAC)	2,850	3,181,312
Series B
5.00%, 08/15/19		2,000	2,419,940
5.00%, 10/15/19		1,000	1,213,540
5.00%, 10/15/21		1,035	1,271,415
5.00%, 08/15/28	(Call 08/15/22)	1,000	1,172,970
5.00%, 08/15/30	(Call 08/15/22)	4,000	4,646,160
5.00%, 10/15/35	(Call 10/15/21)	1,000	1,125,770
5.00%, 10/15/41	(Call 10/15/21)	2,750	3,083,052
Massachusetts State College Building Authority RB College & University Revenue
Series B
5.00%, 05/01/43	(Call 05/01/22)	750	834,900

219

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/18		$720	$830,520
5.00%, 01/01/27	(Call 01/01/20)	2,175	2,441,351
5.00%, 01/01/37	(Call 01/01/20)	1,000	1,091,790
Massachusetts State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 01/01/28	(NPFGC)	1,000	597,740
5.00%, 01/01/20	(ETM)	300	345,540
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/21		500	626,935
Series A
5.25%, 08/01/15		1,855	2,051,853
5.25%, 08/01/19		1,000	1,227,790
Massachusetts Water Resources Authority RB General Revenue
Series J
5.25%, 08/01/17	(AGM)	500	589,290
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.00%, 08/01/40	(Call 08/01/20) (GOI)	4,700	5,282,612
Series B
5.00%, 08/01/21	(Call 08/01/19) (GOI)	500	589,095
5.00%, 08/01/36	(Call 08/01/21) (GOI)	1,000	1,126,890
5.00%, 08/01/39	(Call 08/01/19) (GOI)	1,445	1,599,687
5.25%, 08/01/23	(AGM)	1,000	1,242,800
5.25%, 08/01/28	(AGM)	1,000	1,240,660
5.25%, 08/01/31	(AGM)	800	990,672
Series C
5.25%, 08/01/42	(Call 08/01/21) (GOI)	1,000	1,143,940

Security		Principal (000s)	Value

Series J
5.25%, 08/01/16		$1,365	$1,563,321
Metropolitan Boston Transit Parking Corp. RB Auto Parking Revenue
5.25%, 07/01/33	(Call 07/01/21)	2,000	2,264,060

			178,161,628
MICHIGAN — 1.19%
City of Detroit GOL
5.00%, 11/01/30	(Call 11/01/20)	1,000	1,084,290
City of Detroit Water Supply System RB Sewer Revenue
Series A
5.00%, 07/01/32	(PR 07/01/13) (AGM)	4,275	4,291,758
5.25%, 07/01/39	(Call 07/01/22)	1,000	1,065,360
City of Detroit Water Supply System RB Water Revenue
Series A
5.25%, 07/01/41	(Call 07/01/21)	1,000	1,046,520
Series B
6.25%, 07/01/36	(Call 07/01/19) (AGM)	750	856,808
Series C
5.00%, 07/01/41	(Call 07/01/21)	1,000	1,029,770
Detroit City School District GO
Series A
5.00%, 05/01/15	(AGM)	185	198,818
5.25%, 05/01/30	(AGM)	2,500	2,868,050
Michigan Finance Authority RB Miscellaneous Revenue
5.00%, 07/01/20	(Call 07/01/19)	4,500	5,413,590
5.00%, 07/01/22	(Call 07/01/16)	2,000	2,252,420
Series A
5.00%, 07/01/14		2,500	2,629,225
5.00%, 01/01/16		1,000	1,115,630
5.00%, 01/01/17		975	1,123,473
5.00%, 07/01/18		2,000	2,393,380
Series B
5.00%, 01/01/22	(Call 01/01/18)	1,780	2,062,628
Michigan Municipal Bond Authority RB Water Revenue
5.50%, 10/01/15		510	569,833

220

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Michigan State Building Authority RB Lease Appropriation
Series I
5.25%, 10/15/13	(AGM)	$500	$509,405
Michigan State Building Authority RB Lease Revenue
0.00%, 10/15/30	(Call 10/15/16) (NPFGC-FGIC)	500	223,465
Series I
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,650	1,765,368
Series IA
5.00%, 10/15/32	(Call 10/15/16) (NPFGC-FGIC)	1,270	1,383,233
Series II
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,000	1,064,880
5.38%, 10/15/41	(Call 10/15/21)	2,000	2,239,220
State of Michigan GO
5.50%, 12/01/13		500	513,240
5.50%, 12/01/14		500	539,025
Series A
5.00%, 05/01/17		200	231,882
5.00%, 05/01/19	(Call 05/01/18)	230	268,695
5.00%, 11/01/20	(Call 11/01/18)	760	884,382
5.25%, 11/01/22	(Call 11/01/18)	200	230,210
State of Michigan RB Federal Grant Revenue
5.25%, 09/15/20	(Call 09/15/17) (AGM)	310	364,600
State of Michigan RB Transit Revenue
5.00%, 11/01/20	(Call 11/01/19)	1,600	1,908,192
State of Michigan RB Trunk Line Revenue
Series B
5.00%, 09/01/15	(AGM)	250	275,810
Wayne County Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 12/01/37	(Call 12/01/22)	1,000	1,088,290

			43,491,450

Security		Principal (000s)	Value

MINNESOTA — 0.84%
Metropolitan Council GO Series G
2.00%, 03/01/15		$2,000	$2,055,400
Minneapolis-St. Paul Metropolitan Airports Commission RB Port Airport & Marina Revenue
Series B
4.50%, 01/01/32	(Call 01/01/17) (NPFGC-FGIC)	1,000	1,033,170
Minnesota Public Facilities Authority RB Water Revenue
Series A
5.00%, 03/01/20		1,000	1,220,540
Series B
5.00%, 03/01/19		510	616,223
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/15	(AMBAC)	1,000	1,076,140
5.25%, 01/01/17	(AMBAC)	500	574,610
State of Minnesota GO
5.00%, 10/01/13		305	309,907
5.00%, 10/01/13	(ETM)	195	198,124
5.00%, 08/01/15		500	550,250
5.00%, 08/01/17		800	938,856
5.00%, 08/01/25	(Call 08/01/17)	2,000	2,288,420
Series A
5.00%, 08/01/13		1,000	1,008,040
5.00%, 10/01/13		500	508,045
5.00%, 08/01/14		2,900	3,061,240
5.00%, 08/01/15		2,575	2,833,788
5.00%, 08/01/16		2,500	2,849,575
5.00%, 08/01/18		400	480,108
5.00%, 08/01/19		1,000	1,217,690
5.00%, 08/01/25	(Call 08/01/20)	1,600	1,916,880
Series D
5.00%, 08/01/14		1,000	1,055,600
5.00%, 08/01/15		400	440,200
5.00%, 08/01/19		1,000	1,217,690
5.00%, 08/01/20		640	787,091

221

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series H
5.00%, 11/01/19		$500	$611,685
State of Minnesota RB Lease Appropriation
Series B
5.00%, 03/01/19		500	600,755
5.00%, 03/01/29	(Call 03/01/22)	1,000	1,157,870

			30,607,897
MISSISSIPPI — 0.11%
Mississippi Development Bank RB Electric Power & Light Revenues
5.00%, 03/01/41	(Call 03/01/16) (XLCA)	250	254,348
State of Mississippi GO
Series A
5.00%, 10/01/31	(Call 10/01/21)	1,000	1,144,080
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,123,710
5.25%, 11/01/15		1,250	1,394,037

			3,916,175
MISSOURI — 0.44%
City of Kansas City RB Miscellaneous Revenue
Series C
5.25%, 04/01/40	(Call 04/01/18)	500	542,460
Metropolitan St. Louis Sewer District RB Sewer Revenue
Series A
5.00%, 05/01/42	(Call 05/01/22)	1,000	1,130,370
Missouri Highway & Transportation Commission RB Fuel Sales Tax Revenue
5.00%, 02/01/15		1,000	1,078,130
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14		625	645,031
5.25%, 05/01/18	(Call 05/01/17)	2,600	3,032,510
Series B
5.00%, 05/01/26	(Call 05/01/16)	5,000	5,600,150
Missouri Joint Municipal Electric Utility Commission RB Electric Power & Light Revenues
5.00%, 01/01/34	(Call 01/01/16) (NPFGC)	2,000	2,055,980

Security		Principal (000s)	Value

Series A
5.00%, 01/01/42	(Call 01/01/17) (AMBAC)	$2,000	$2,103,480

			16,188,111
NEBRASKA — 0.22%
City of Lincoln RB Electric Power & Light Revenues
5.00%, 09/01/37	(Call 09/01/22)	1,000	1,126,020
Nebraska Public Power District RB Electric Power & Light Revenues
Series B
5.00%, 01/01/14	(NPFGC)	1,755	1,804,087
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16		605	676,221
5.00%, 02/01/37	(Call 02/01/22)	2,000	2,230,420
Series AA
4.50%, 02/01/38	(Call 02/01/15) (NPFGC-FGIC)	1,000	1,020,970
Series B
5.00%, 02/01/42	(Call 02/01/21)	1,000	1,110,700

			7,968,418
NEVADA — 0.65%
Clark County RB Port Airport & Marina Revenue
Series B
5.13%, 07/01/36	(Call 01/01/20)	4,480	4,885,350
Series C
5.00%, 07/01/23	(Call 07/01/19) (AGM)	500	577,035
Clark County School District GOL
Series A
5.00%, 06/15/22	(Call 06/15/18)	1,500	1,717,440
5.00%, 06/15/25	(Call 06/15/17) (NPFGC-FGIC)	1,350	1,520,897
5.00%, 06/15/27	(Call 06/15/18)	5,000	5,465,450
5.25%, 06/15/15	(NPFGC-FGIC)	1,500	1,645,785
Series C
5.00%, 06/15/22	(PR 12/15/15) (AGM)	1,200	1,335,288

222

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

5.00%, 06/15/23	(PR 12/15/15) (AGM)	$1,000	$1,112,740
Clark County Water Reclamation District GO
Series A
5.25%, 07/01/38	(Call 07/01/19)	1,000	1,167,790
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	1,095,540
State of Nevada GOL
5.00%, 06/01/27	(Call 06/01/18)	3,000	3,391,560

			23,914,875
NEW HAMPSHIRE — 0.00%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/17		25	29,186

			29,186
NEW JERSEY — 5.70%
Essex County Improvement Authority RB General Fund
5.25%, 12/15/20	(AMBAC)	1,000	1,234,740
Garden State Preservation Trust RB Open Space & Farmland Preservation Revenue
Series A
5.75%, 11/01/28	(AGM)	1,500	1,967,925
Series C
5.25%, 11/01/20	(AGM)	700	867,307
Garden State Preservation Trust RB Recreational Revenue
Series A
5.00%, 11/01/21	(PR 11/01/13) (AGM)	300	305,943
5.25%, 11/01/19	(PR 11/01/13) (AGM)	250	255,213
5.50%, 11/01/13	(AGM)	500	511,080
Garden State Preservation Trust RB Sales Tax Revenue
Series C
5.13%, 11/01/16	(AGM)	1,865	2,145,832
5.13%, 11/01/18	(AGM)	500	603,000

Security		Principal (000s)	Value

New Jersey Economic Development Authority RB Appropriations
Series NN
5.00%, 03/01/19		$3,000	$3,528,480
5.00%, 03/01/24	(Call 03/01/23)	1,500	1,752,165
5.00%, 03/01/28	(Call 03/01/23)	3,000	3,392,700
5.00%, 03/01/30	(Call 03/01/23)	2,000	2,235,380
New Jersey Economic Development Authority RB Federal Grant Revenue
Series Y
5.00%, 09/01/33	(Call 09/01/18)	820	894,702
New Jersey Economic Development Authority RB General Fund
Series O
5.13%, 03/01/28	(PR 03/01/15)	1,500	1,624,200
5.25%, 03/01/22	(PR 03/01/15)	1,610	1,746,818
New Jersey Economic Development Authority RB Miscellaneous Revenue
5.00%, 12/15/18		1,500	1,777,725
5.00%, 03/01/26	(Call 03/01/22)	1,000	1,136,110
Series A
5.00%, 05/01/19		1,000	1,179,470
5.00%, 07/01/29	(Call 07/01/14) (NPFGC)	200	207,746
5.25%, 07/01/15	(Call 07/01/14) (NPFGC)	500	525,990
5.25%, 07/01/16	(Call 07/01/14) (NPFGC)	380	399,669
5.25%, 07/01/17	(Call 07/01/14) (NPFGC)	3,050	3,207,502
Series AA
5.50%, 12/15/29	(Call 06/15/19)	250	283,840
Series DD
5.00%, 12/15/17		1,250	1,462,575
Series EE
5.00%, 09/01/20		1,500	1,782,915
5.25%, 09/01/24	(Call 03/01/21)	750	879,270
Series F
5.00%, 06/15/24	(PR 06/15/13) (FGIC)	700	701,288

223

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

5.00%, 06/15/26	(PR 06/15/13)	$780	$781,435
Series G
5.00%, 09/01/20	(PR 09/01/13) (AMBAC)	500	505,910
5.00%, 09/01/26	(PR 09/01/13) (AMBAC)	2,160	2,185,531
Series GG
5.00%, 09/01/21	(Call 03/01/21) (SAP)	1,000	1,189,050
5.00%, 09/01/22	(Call 03/01/21) (SAP)	250	293,518
5.25%, 09/01/25	(Call 03/01/21) (SAP)	1,825	2,125,267
5.25%, 09/01/27	(Call 03/01/21) (SAP)	585	673,060
Series K
5.25%, 12/15/15	(NPFGC-FGIC)	1,200	1,343,112
5.25%, 12/15/16	(Call 12/15/15) (AMBAC)	3,655	4,081,100
5.25%, 12/15/20	(AMBAC)	500	604,865
5.50%, 12/15/19	(AMBAC)	1,500	1,832,265
Series N-1
5.50%, 09/01/26	(AMBAC)	2,000	2,514,900
5.50%, 09/01/27	(NPFGC-FGIC)	2,000	2,524,740
Series W
5.00%, 03/01/16		385	430,703
New Jersey Economic Development Authority RB Special Assessment
Series A
6.38%, 04/01/31	(PR 05/15/14)	1,155	1,222,163
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/13		2,000	2,003,700
5.00%, 06/15/13	(ETM) (FGIC)	1,050	1,051,932
5.00%, 06/15/14		500	522,845
5.00%, 06/15/22	(AGM)	1,500	1,743,000
5.00%, 06/15/23	(Call 06/15/22)	1,000	1,149,000
5.00%, 06/15/25	(Call 06/15/22)	1,000	1,121,280
5.00%, 06/15/26	(Call 06/15/22)	500	555,075

Security		Principal (000s)	Value

5.00%, 06/15/28	(Call 06/15/22)	$1,050	$1,152,354
5.38%, 06/15/14	(ETM)	1,575	1,658,097
5.38%, 06/15/15	(ETM)	1,000	1,100,510
5.75%, 06/15/29	(PR 06/15/14)	2,750	2,904,000
New Jersey Educational Facilities Authority RB College & University Revenue
4.38%, 09/01/20	(Call 09/01/16) (AGM)	505	556,752
Series B
4.50%, 07/01/37	(PR 07/01/16) (NPFGC)	620	691,939
New Jersey Educational Facilities Authority RB Miscellaneous Revenue
Series A
5.00%, 09/01/15	(AGM)	505	554,263
5.00%, 09/01/16	(Call 09/01/15) (AGM)	225	246,380
5.00%, 09/01/17	(Call 09/01/15) (AGM)	500	547,160
New Jersey State Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/20	(Call 01/01/15) (AGM)	2,700	2,886,030
5.00%, 01/01/20	(PR 07/01/13) (AGM)	5,000	5,019,600
5.00%, 01/01/21	(PR 07/01/13) (AGM)	900	903,528
5.00%, 01/01/21	(Call 01/01/15) (AGM)	1,000	1,068,240
5.00%, 01/01/23		1,000	1,191,180
5.00%, 01/01/32	(Call 01/01/22)	1,000	1,104,110
5.00%, 01/01/35	(Call 01/01/22)	2,000	2,178,900
5.00%, 01/01/38	(Call 07/01/22)	2,000	2,168,440
5.00%, 01/01/43	(Call 07/01/22)	3,000	3,226,500
Series B
5.00%, 01/01/25	(Call 01/01/23)	1,000	1,169,110
5.00%, 01/01/27	(Call 01/01/23)	800	918,728
5.00%, 01/01/28	(Call 01/01/23)	2,500	2,846,675
5.00%, 01/01/29	(Call 01/01/23)	2,000	2,263,300

224

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series H
5.00%, 01/01/36	(Call 01/01/19)	$1,500	$1,616,325
Series I
5.00%, 01/01/31	(Call 01/01/20)	1,970	2,174,013
New Jersey State Turnpike Authority RB Miscellaneous Revenue
Series E
5.25%, 01/01/40	(Call 01/01/19)	1,500	1,643,985
New Jersey Transit Corp. COP Federal Grant Revenue
Series A
5.25%, 09/15/13	(AMBAC)	1,000	1,014,410
New Jersey Transit Corp. COP Lease Appropriation
Series A
5.25%, 09/15/14	(AMBAC)	500	530,130
New Jersey Transit Corp. COP Lease Revenue
5.00%, 09/15/17	(NPFGC-FGIC)	690	779,238
New Jersey Transportation Trust Fund Authority RB Appropriations
Series A
5.00%, 06/15/42	(Call 06/15/22)	3,000	3,228,000
Series AA
4.00%, 06/15/27	(Call 06/15/22)	1,500	1,566,060
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/16	(PR 12/15/15) (NPFGC)	500	560,060
5.25%, 12/15/22	(AMBAC)	500	606,280
5.50%, 12/15/20	(NPFGC-FGIC)	3,000	3,711,540
5.50%, 12/15/21	(NPFGC)	500	618,820
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.00%, 06/15/20	(PR 06/15/14) (FGIC)	500	524,115

Security		Principal (000s)	Value

5.25%, 12/15/13		$1,670	$1,715,424
5.75%, 06/15/17		1,060	1,251,478
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series A
5.50%, 06/15/41	(Call 06/15/21) (SAP)	400	455,192
Series B
5.00%, 06/15/42	(Call 06/15/21)	2,315	2,494,204
5.25%, 12/15/14	(NPFGC)	5,525	5,941,309
5.50%, 12/15/15	(NPFGC)	1,500	1,689,150
5.50%, 12/15/17	(NPFGC)	1,300	1,545,947
New Jersey Transportation Trust Fund Authority RB Transit Revenue
4.25%, 12/15/22	(Call 06/15/13) (AGM)	10	10,016
5.25%, 12/15/19		2,360	2,859,565
5.25%, 12/15/21	(NPFGC)	695	846,816
Series A
0.00%, 12/15/25		2,085	1,281,670
0.00%, 12/15/28		4,140	2,150,482
0.00%, 12/15/30		1,000	462,120
0.00%, 12/15/31		7,000	3,045,490
0.00%, 12/15/32		400	164,492
0.00%, 12/15/33		930	359,612
0.00%, 12/15/34		1,055	383,820
0.00%, 12/15/35		610	208,504
0.00%, 12/15/37		4,700	1,419,165
0.00%, 12/15/38		11,225	3,188,012
0.00%, 12/15/39		6,630	1,778,564
5.00%, 12/15/34	(Call 12/15/17) (AMBAC)	1,900	2,122,167
5.25%, 12/15/20		3,080	3,757,046
5.25%, 12/15/21		600	731,064
5.25%, 12/15/21	(ETM) (NPFGC)	5	6,380
5.25%, 12/15/22		550	668,459
5.50%, 06/15/13	(ETM)	350	350,724
5.50%, 12/15/13	(AMBAC)	1,715	1,763,946
5.50%, 12/15/15	(AMBAC)	515	579,941
5.50%, 12/15/16	(AGM)	1,500	1,743,495

225

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

5.50%, 12/15/21		$500	$618,820
5.50%, 12/15/22		2,200	2,719,860
5.50%, 12/15/23		1,500	1,861,740
Series B
5.25%, 06/15/22	(Call 06/15/21)	2,800	3,359,888
5.25%, 06/15/23	(Call 06/15/21)	1,000	1,189,820
5.50%, 06/15/31	(Call 06/15/21)	1,000	1,158,810
Series C
0.00%, 12/15/24	(AMBAC)	1,665	1,060,389
0.00%, 12/15/28	(AMBAC)	3,130	1,598,867
0.00%, 12/15/31	(NPFGC-FGIC)	500	216,355
0.00%, 12/15/35	(AMBAC)	2,500	845,175
5.25%, 06/15/13	(ETM) (NPFGC)	2,000	2,003,880
5.25%, 06/15/21	(PR 06/15/15) (NPFGC)	1,750	1,921,447
5.50%, 12/15/15	(AGM)	425	478,707
5.50%, 12/15/17	(AGM)	2,385	2,839,700
5.50%, 06/15/18	(PR 06/15/13)	2,150	2,154,386
5.50%, 06/15/19	(PR 06/15/13)	1,500	1,503,060
5.50%, 06/15/22	(PR 06/15/13)	1,000	1,002,040
5.50%, 06/15/24	(PR 06/15/13)	1,000	1,002,040
Series D
5.00%, 06/15/16	(PR 06/15/15) (AGM)	500	546,450
5.00%, 12/15/24		2,020	2,420,768
State of New Jersey GO
5.00%, 08/01/15		1,200	1,318,896
5.00%, 06/01/17		105	121,904
Series H
5.25%, 07/01/14		2,375	2,505,007
5.25%, 07/01/16		500	570,510
Series L
5.25%, 07/15/13		1,000	1,006,270
5.25%, 07/15/16	(AMBAC)	725	828,414
5.25%, 07/15/19	(AMBAC)	2,000	2,441,000
Series Q
5.00%, 08/15/19		1,000	1,207,740
5.00%, 08/15/21	(Call 08/15/20)	500	602,615

			208,071,620

Security		Principal (000s)	Value

NEW MEXICO — 0.25%
New Mexico Finance Authority RB Federal Grant Revenue
Series A-1
5.00%, 12/15/13		$1,450	$1,487,381
Series B
5.00%, 06/15/20		500	610,405
5.00%, 06/15/23	(Call 06/15/20)	2,250	2,649,690
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15	(NPFGC)	2,300	2,526,964
5.25%, 06/15/21	(PR 06/15/14) (NPFGC)	350	368,116
State of New Mexico RB Miscellaneous Taxes
Series D
5.00%, 07/01/14		1,000	1,051,800
5.00%, 07/01/16		500	567,765

			9,262,121
NEW YORK — 18.49%
Brooklyn Arena Local Development Corp. RB Recreational Revenue
0.00%, 07/15/33		500	194,600
6.38%, 07/15/43	(Call 01/15/20)	1,875	2,186,269
City of New York GO
Series A
5.00%, 08/01/26	(Call 08/01/16)	1,000	1,121,910
5.00%, 08/01/28	(Call 08/01/16)	1,010	1,113,818
Series A-1
5.00%, 08/01/13		2,760	2,782,190
5.00%, 08/15/13		285	287,824
5.00%, 08/01/15		1,075	1,180,006
5.00%, 08/01/17		355	412,805
5.00%, 08/01/18	(Call 08/01/17)	2,000	2,314,140
5.00%, 08/01/30	(Call 08/01/21)	500	568,830
5.00%, 08/01/31	(Call 08/01/21)	710	805,545
5.00%, 08/01/32	(Call 08/01/21)	1,000	1,131,490
5.25%, 08/15/23	(Call 08/15/18)	6,850	8,079,575
Series B
5.00%, 08/01/14		2,400	2,532,360

226

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

5.00%, 08/01/16		$1,000	$1,132,940
5.00%, 08/01/17		1,000	1,162,830
5.25%, 08/01/15	(Call 08/01/14)	500	528,960
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	500	595,575
5.25%, 09/01/23	(Call 09/01/18)	2,180	2,573,730
5.25%, 09/01/24	(Call 09/01/18)	1,000	1,177,850
Series C
3.63%, 08/01/13	(ETM) (CIFG)	130	130,746
3.63%, 08/01/13	(CIFG)	270	271,526
5.00%, 08/01/13		1,075	1,083,643
5.00%, 08/01/13	(ETM)	40	40,316
5.00%, 08/01/14	(ETM) (CIFG)	75	79,078
5.00%, 08/01/14	(CIFG)	225	237,301
5.00%, 08/01/15		200	219,536
5.00%, 08/01/17	(Call 08/01/15) (AGM)	1,000	1,095,780
5.00%, 08/01/19		1,265	1,512,826
5.00%, 01/01/23	(Call 01/01/17)	1,000	1,134,770
5.00%, 08/01/24	(Call 08/01/19)	1,000	1,167,590
5.25%, 08/01/17		250	293,253
5.25%, 08/01/18		480	574,704
Series C-1
5.00%, 10/01/18	(Call 10/01/17)	500	581,135
5.00%, 10/01/20	(Call 10/01/17)	480	557,534
5.00%, 10/01/22	(Call 10/01/17)	805	932,440
5.00%, 10/01/24	(Call 10/01/17)	2,255	2,603,736
Series D
5.00%, 08/01/19		4,000	4,783,640
Series D-1
5.00%, 10/01/25	(Call 10/01/21)	1,000	1,169,960
5.00%, 10/01/32	(Call 10/01/21)	1,685	1,910,520
5.13%, 12/01/27	(Call 12/01/17)	1,500	1,713,030
Series E
4.00%, 08/01/14		450	469,580
5.00%, 08/01/13		500	504,020
5.00%, 08/01/16		2,600	2,945,644
5.00%, 08/01/19	(Call 08/01/17)	1,000	1,158,280
5.00%, 11/01/20	(PR 11/01/14) (AGM)	55	58,643
5.00%, 11/01/20	(Call 11/01/14) (AGM)	395	420,051

Security		Principal (000s)	Value

5.00%, 08/01/21	(Call 08/01/19)	$1,000	$1,183,480
5.00%, 08/01/22	(Call 08/01/19)	400	470,700
5.00%, 08/01/27	(Call 08/01/19)	1,410	1,661,896
Series F
5.00%, 08/01/17		2,400	2,790,792
5.00%, 08/01/29	(Call 02/01/22)	1,730	1,993,687
5.00%, 08/01/31	(Call 02/01/22)	2,750	3,139,840
Series F-1
5.00%, 09/01/15		285	313,811
5.00%, 09/01/20	(PR 09/01/15) (XLCA)	225	247,925
5.00%, 09/01/20	(Call 09/01/15) (XLCA)	300	329,430
5.00%, 03/01/37	(Call 03/01/23)	2,000	2,252,960
Series G
5.00%, 08/01/13		1,565	1,577,583
5.00%, 08/01/14		1,405	1,482,485
5.00%, 08/01/15		1,100	1,207,448
5.00%, 08/01/22	(Call 08/01/17)	785	905,435
5.00%, 08/01/24	(Call 08/01/17)	1,150	1,300,495
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	3,635	4,256,112
Series H
5.00%, 08/01/13	(ETM)	555	559,457
5.00%, 08/01/13		995	1,003,000
Series I
5.00%, 08/01/13		2,475	2,494,899
5.00%, 08/01/14		1,000	1,055,150
5.00%, 08/01/15	(Call 08/01/14)	310	327,053
5.00%, 08/01/16		1,500	1,699,410
5.00%, 08/01/19	(Call 08/01/14)	250	263,103
5.00%, 08/01/22		2,000	2,435,500
5.00%, 08/01/27	(Call 08/01/22)	1,000	1,169,910
Series I-1
5.00%, 08/01/17		500	581,415
5.00%, 08/01/18		215	254,743
5.00%, 04/01/24	(Call 04/01/16)	1,295	1,440,208
5.38%, 04/01/36	(Call 04/01/19)	3,500	4,119,815
Series J
5.00%, 08/01/18		1,000	1,184,850
5.00%, 08/01/21		1,600	1,935,056
5.00%, 03/01/30	(PR 03/01/15)	1,115	1,204,077
5.00%, 03/01/30	(Call 03/01/15)	640	678,502
5.50%, 06/01/23	(PR 06/01/13)	1,200	1,200,000

227

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series J-1
5.00%, 08/01/13	(ETM)	$170	$171,365
5.00%, 08/01/13		1,080	1,088,683
5.00%, 05/15/25	(Call 05/15/19)	275	318,082
5.00%, 05/15/31	(Call 05/15/19)	1,500	1,737,765
Series L-1
5.00%, 04/01/27	(Call 04/01/18)	1,200	1,376,820
Series M
5.00%, 04/01/22	(PR 04/01/15)	325	352,186
5.00%, 04/01/22	(Call 04/01/15)	100	108,010
Series O
5.00%, 06/01/17	(Call 06/01/15) (AGM)	500	544,370
5.00%, 06/01/20	(PR 06/01/15)	1,540	1,677,953
5.00%, 06/01/20	(Call 06/01/15)	460	500,342
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	2,100	2,139,858
5.00%, 02/15/47	(Call 02/15/17)	9,150	9,566,690
5.00%, 02/15/47	(Call 02/15/21) (AGM)	1,000	1,080,650
5.25%, 02/15/47	(Call 02/15/21)	1,250	1,372,400
5.75%, 02/15/47	(Call 02/15/21)	3,500	4,037,145
Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/14	(AGM)	200	199,034
5.00%, 05/01/15		1,025	1,110,813
5.00%, 12/01/16	(Call 06/01/16) (AGM)	2,000	2,232,280
5.00%, 12/01/23	(Call 06/01/16) (NPFGC-FGIC)	400	436,908
5.00%, 12/01/26	(Call 06/01/16) (XLCA)	1,200	1,308,732
5.25%, 12/01/20	(Call 06/01/16) (NPFGC-FGIC)	2,000	2,215,140
5.50%, 12/01/13	(ETM) (AGM)	275	282,180
5.50%, 04/01/22	(Call 04/01/19)	500	588,120
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	1,100	1,277,364

Security		Principal (000s)	Value

5.75%, 04/01/39	(Call 04/01/19)	$3,700	$4,253,076
6.00%, 05/01/33	(Call 05/01/19)	1,000	1,187,930
Series B
5.00%, 09/01/29	(Call 09/01/22)	1,750	1,949,955
5.25%, 12/01/13		500	512,385
5.25%, 06/01/14		1,600	1,677,872
5.25%, 12/01/14		1,000	1,071,990
5.75%, 04/01/25	(Call 04/01/19)	1,050	1,249,321
5.75%, 04/01/33	(Call 04/01/19)	2,190	2,560,088
Series D
5.00%, 09/01/14	(NPFGC)	155	163,880
Series E
5.00%, 12/01/17	(Call 12/01/16)	850	959,761
5.00%, 12/01/17	(Call 12/01/16) (NPFGC-FGIC)	725	818,619
5.00%, 12/01/18	(Call 12/01/16) (NPFGC)	500	562,735
Series F
5.00%, 05/01/17	(NPFGC)	225	256,383
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	800	879,064
5.00%, 04/01/23	(PR 10/01/15) (FGIC)	730	807,811
Metropolitan Transportation Authority RB Highway Revenue Tolls Series B
5.25%, 11/15/32	(PR 11/15/13)	300	306,840

228

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.50%, 01/01/15	(SAP)	$1,660	$1,792,933
5.50%, 07/01/15	(SAP)	675	745,160
5.75%, 01/01/16	(SAP)	625	705,488
Series C
5.00%, 11/15/30	(Call 11/15/22)	1,000	1,127,580
5.00%, 11/15/41	(Call 11/15/22)	2,000	2,162,680
Metropolitan Transportation Authority RB Miscellaneous Taxes
Series A
0.00%, 11/15/30		3,000	1,580,310
5.00%, 11/15/24	(Call 11/15/22)	1,500	1,793,985
5.00%, 11/15/25	(Call 11/15/22)	1,000	1,183,010
5.00%, 11/15/29	(Call 11/15/22)	2,500	2,888,900
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/30		500	531,870
Series A
4.50%, 11/15/38	(Call 11/15/17)	1,800	1,834,164
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	6,330	6,793,989
4.75%, 11/15/30	(Call 11/15/15) (AMBAC)	250	265,558
5.00%, 11/15/18		250	295,223
5.00%, 11/15/35	(Call 11/15/16)	1,400	1,514,856
5.00%, 11/15/38	(Call 05/15/23)	3,250	3,517,442
5.00%, 11/15/41	(Call 11/15/21)	500	541,530
5.00%, 11/15/43	(Call 05/15/23)	1,295	1,390,558
5.00%, 11/15/46	(Call 11/15/21)	1,500	1,598,685
5.50%, 11/15/13	(AMBAC)	2,555	2,616,575
5.50%, 11/15/14	(AMBAC)	3,245	3,490,744
5.50%, 11/15/39	(Call 11/15/18)	600	678,144
Series B
4.50%, 11/15/37	(Call 11/15/17)	500	516,075
4.75%, 11/15/31	(Call 11/15/16)	430	460,728
5.00%, 11/15/34	(Call 11/15/19)	3,170	3,494,545
5.25%, 11/15/23	(AMBAC)	1,050	1,287,121
Series C
6.25%, 11/15/23	(Call 11/15/18)	2,700	3,302,181

Security		Principal (000s)	Value

Series D
5.00%, 11/15/21		$1,000	$1,190,010
5.00%, 11/15/28	(Call 11/15/22)	1,500	1,709,580
5.00%, 11/15/30	(Call 11/15/22)	2,000	2,260,340
5.00%, 11/15/36	(Call 11/15/21)	1,000	1,092,880
5.25%, 11/15/34	(Call 11/15/20)	280	311,130
5.25%, 11/15/41	(Call 11/15/21)	1,000	1,100,960
Series D-1
5.00%, 11/01/22		750	890,618
Series E
5.00%, 11/15/42	(Call 11/15/22)	1,000	1,079,710
Series F
4.00%, 11/15/30	(Call 11/15/22)	765	783,773
5.00%, 11/15/18		1,000	1,180,890
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,174,040
5.00%, 11/15/30	(Call 11/15/22)	1,750	1,973,265
5.00%, 11/15/35	(Call 11/15/15)	1,500	1,598,685
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series A
5.00%, 11/15/16		1,000	1,151,140
Series H
5.25%, 11/15/17	(PR 11/15/14) (AMBAC)	720	771,696
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue Series A
5.13%, 11/01/23	(Call 11/01/18) (BHAC)	520	611,832
New York City Educational Construction Fund RB Lease Revenue
Series A
5.75%, 04/01/41	(Call 04/01/21)	600	707,658
New York City Industrial Development Agency RB Recreational Revenue
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	290	300,530
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	1,550	1,582,441

229

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
4.50%, 06/15/39	(Call 06/15/17) (NPFGC-FGIC)	$1,245	$1,289,123
5.00%, 06/15/27	(Call 06/15/17)	500	562,340
Series B
5.00%, 06/15/14	(ETM) (AGM)	350	367,476
5.00%, 06/15/18	(Call 06/15/14)	500	523,375
Series CC
5.00%, 06/15/34	(Call 06/15/18)	2,900	3,265,487
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26	(Call 06/15/21)	1,250	1,458,012
5.00%, 06/15/31	(Call 06/15/21)	435	492,416
5.00%, 06/15/32	(Call 06/15/21)	2,000	2,254,880
5.00%, 06/15/44	(Call 12/15/21)	2,000	2,190,380
5.38%, 06/15/43	(Call 12/15/20)	2,000	2,268,720
5.50%, 06/15/43	(Call 12/15/20)	1,000	1,143,930
Series A
4.75%, 06/15/30	(Call 06/15/17)	4,850	5,336,552
5.00%, 06/15/38	(Call 06/15/17)	4,125	4,518,154
5.00%, 06/15/39	(Call 06/15/14)	2,990	3,123,277
5.75%, 06/15/40	(Call 06/15/18)	500	586,495
5.88%, 06/15/13	(ETM) (AMBAC)	350	350,767
Series AA
5.00%, 06/15/21	(Call 06/15/18)	1,000	1,172,200
5.00%, 06/15/22	(Call 06/15/18)	4,600	5,370,178
5.00%, 06/15/34	(Call 06/15/21)	865	968,722
5.00%, 06/15/44	(Call 06/15/21)	1,600	1,744,640
Series B
5.00%, 06/15/20	(PR 12/15/14) (AMBAC)	110	117,938
5.00%, 06/15/20	(Call 12/15/14) (AMBAC)	140	149,561
5.00%, 06/15/21	(PR 12/15/14) (AMBAC)	215	230,514
5.00%, 06/15/21	(Call 12/15/14) (AMBAC)	285	304,240

Security		Principal (000s)	Value

5.00%, 06/15/28	(PR 12/15/14) (AMBAC)	$170	$182,267
5.00%, 06/15/28	(Call 12/15/14) (AMBAC)	300	318,198
5.00%, 06/15/36	(Call 12/15/14) (AGM)	2,500	2,638,050
Series BB
4.00%, 06/15/47	(Call 12/15/22)	1,215	1,192,462
5.00%, 06/15/27	(Call 06/15/19)	1,000	1,177,430
5.00%, 06/15/30	(Call 06/15/20)	1,000	1,126,640
5.00%, 06/15/31	(Call 06/15/20)	3,050	3,451,868
5.00%, 06/15/47	(Call 12/15/22)	2,000	2,178,560
Series C
4.75%, 06/15/33	(Call 06/15/16)	3,925	4,261,922
5.00%, 06/15/25	(Call 06/15/15) (NPFGC)	1,500	1,633,020
5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	2,000	2,157,560
5.00%, 06/15/35	(PR 06/15/14)	95	99,582
5.00%, 06/15/35	(Call 06/15/14)	1,305	1,355,817
Series CC
5.00%, 06/15/45	(Call 12/15/21)	5,000	5,426,350
5.00%, 06/15/47	(Call 06/15/23)	2,000	2,186,240
Series D
5.00%, 06/15/28	(Call 06/15/16)	280	308,916
5.00%, 06/15/38	(Call 06/15/15)	7,200	7,691,976
Series DD
4.75%, 06/15/36	(Call 06/15/17)	500	537,255
5.00%, 06/15/32	(Call 06/15/18)	900	1,017,153
Series EE
5.00%, 06/15/17		1,225	1,429,269
5.00%, 06/15/34	(Call 06/15/22)	1,250	1,415,937
5.25%, 06/15/40	(Call 06/15/19)	1,900	2,147,342
Series FF
5.00%, 06/15/45	(Call 06/15/22)	1,000	1,089,460
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	710	775,774
Series GG
5.00%, 06/15/43	(Call 06/15/21)	1,430	1,561,345
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	2,460	2,695,471
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 11/01/15	(ETM)	105	115,781
5.00%, 11/01/15		425	472,111
5.00%, 07/15/29	(Call 07/15/22)	835	955,198

230

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series A
5.00%, 11/01/20		$1,000	$1,225,480
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,212,320
5.00%, 11/01/23	(Call 11/01/21)	1,000	1,200,710
5.00%, 05/01/28	(Call 05/01/19)	1,000	1,165,510
Series A-1
5.00%, 11/01/13		250	255,078
Series B
3.00%, 11/01/13		1,350	1,366,173
5.00%, 11/01/13	(ETM)	670	683,259
5.00%, 11/01/13		345	352,007
5.00%, 11/01/15	(ETM)	55	60,815
5.00%, 11/01/15		140	155,519
5.00%, 11/01/16		1,000	1,149,610
5.00%, 11/01/18		1,000	1,205,580
5.00%, 11/01/21	(Call 11/01/19)	2,800	3,329,704
5.00%, 11/01/25	(Call 05/01/17)	1,050	1,197,157
5.00%, 11/01/30	(Call 11/01/22)	1,250	1,437,205
Series C
5.00%, 11/01/33	(Call 11/01/20)	500	568,175
5.00%, 11/01/39	(Call 11/01/20)	750	828,060
Series C-1
5.00%, 11/01/27	(Call 11/01/17)	2,800	3,208,632
Series D
5.00%, 02/01/24	(Call 02/01/21)	1,250	1,472,862
5.00%, 02/01/31	(Call 02/01/21)	2,500	2,841,900
Series D-1
5.00%, 11/01/33	(Call 11/01/21)	1,000	1,132,660
5.00%, 11/01/38	(Call 11/01/21)	1,565	1,742,048
Series E
5.00%, 11/01/18		1,500	1,808,370
Series E-1
5.00%, 02/01/25	(Call 02/01/22)	2,500	2,949,325
5.00%, 02/01/35	(Call 02/01/22)	2,000	2,238,380
5.00%, 02/01/42	(Call 02/01/22)	3,250	3,596,222
Series F-1
5.00%, 02/01/30	(Call 02/01/23)	1,000	1,155,810
5.00%, 02/01/36	(Call 02/01/23)	2,000	2,259,920
5.00%, 05/01/39	(Call 05/01/22)	2,500	2,774,925
Series S-1
5.00%, 07/15/24	(Call 07/15/22)	600	708,372
5.00%, 07/15/31	(Call 07/15/22) (SAW)	1,000	1,128,730
5.00%, 07/15/33	(Call 07/15/22)	2,000	2,245,760
5.00%, 07/15/37	(Call 07/15/22)	1,000	1,112,930

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	$1,575	$1,631,416
5.00%, 07/15/36	(Call 01/15/17) (NPFGC-FGIC)	1,000	1,091,060
5.50%, 07/15/28	(Call 07/15/18) (SAW)	3,255	3,814,437
Series S-1A
5.00%, 07/15/33	(Call 07/15/21) (SAW)	1,000	1,120,220
5.25%, 07/15/37	(Call 07/15/21) (SAW)	1,500	1,696,590
Series S-2
6.00%, 07/15/38	(Call 07/15/18) (SAW)	250	293,303
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	675	780,975
Series S-5
5.00%, 01/15/31	(Call 01/15/19) (SAW)	1,400	1,581,482
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15		1,500	1,666,275
5.00%, 11/01/16	(Call 05/01/15)	500	543,345
5.00%, 11/01/17	(Call 05/01/15)	2,000	2,170,000
Series A-1
5.00%, 11/01/13		3,070	3,132,352
5.00%, 11/01/14		3,960	4,227,181
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-2
5.00%, 11/01/18	(Call 11/01/15)	1,500	1,658,235
New York City Trust for Cultural Resources RB Miscellaneous Revenue
Series C
5.75%, 12/01/16		500	576,240
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	(Call 10/01/18)	2,000	2,297,940

231

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

New York City Water & Sewer System RB Water Revenue
Series DD
5.00%, 06/15/34	(Call 06/15/23)	$2,000	$2,286,680
5.00%, 06/15/35	(Call 06/15/23)	1,100	1,245,618
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	2,250	2,371,725
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51	(Call 11/15/21)	1,750	2,029,072
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41	(Call 12/15/21) (GOI)	3,000	3,313,320
5.25%, 12/15/43	(Call 12/15/21) (GOI)	100	112,270
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/20	(Call 04/01/18)	225	263,815
Series C
0.00%, 04/01/14	(GOI)	1,000	998,090
5.50%, 04/01/17	(GOI)	4,300	4,867,600
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13	(ETM) (GOI)	500	501,985
5.00%, 07/01/17		1,000	1,159,660
5.00%, 07/01/22	(Call 07/01/18)	3,100	3,587,878
Series 1
5.50%, 07/01/40	(AMBAC)	530	678,644
Series A
4.00%, 05/15/18	(GOI)	2,000	2,261,920
5.00%, 05/15/18	(GOI)	2,000	2,361,900
5.00%, 07/01/37	(Call 07/01/22)	1,250	1,408,475
5.00%, 07/01/41	(Call 07/01/21)	500	549,805
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,114,180
5.75%, 07/01/27	(NPFGC)	500	640,050

Security		Principal (000s)	Value

New York State Dormitory Authority RB Hospital Revenue
5.50%, 05/01/37	(Call 05/01/19)	$850	$948,286
5.75%, 05/01/37	(Call 05/01/19)	435	495,352
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 12/15/20		2,700	3,303,666
5.00%, 12/15/21		1,500	1,841,790
5.00%, 03/15/25	(Call 03/15/18)	3,700	4,266,840
5.00%, 12/15/25	(Call 12/15/22)	3,000	3,571,740
5.00%, 03/15/27	(Call 03/15/18)	6,000	6,850,320
5.00%, 06/15/31	(Call 12/15/22)	4,000	4,605,560
Series B
5.00%, 03/15/28	(Call 03/15/19)	500	583,460
5.00%, 03/15/35	(Call 03/15/22)	1,500	1,687,005
5.00%, 03/15/42	(Call 03/15/22)	4,500	4,974,390
5.50%, 03/15/26	(AMBAC)	845	1,083,543
Series C
5.00%, 03/15/17		1,000	1,156,990
5.00%, 03/15/24	(Call 03/15/18)	280	323,596
5.00%, 12/15/31	(Call 12/15/16)	3,500	3,892,770
5.00%, 03/15/34	(Call 03/15/21)	2,500	2,787,875
5.00%, 03/15/41	(Call 03/15/21)	3,300	3,632,376
Series D
2.50%, 08/15/13		5,000	5,024,050
5.00%, 06/15/14		1,100	1,155,044
5.00%, 06/15/18		585	696,220
5.00%, 03/15/25	(Call 09/15/16)	1,230	1,376,161
5.00%, 03/15/36	(Call 09/15/16)	1,200	1,325,892
5.00%, 02/15/37	(Call 02/15/22)	1,800	2,011,050
Series F
5.00%, 03/15/30	(Call 03/15/15)	2,000	2,125,620
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/13	(NPFGC-FGIC)	520	522,096
5.00%, 07/01/15		560	612,595
5.50%, 07/01/18	(NPFGC-FGIC)	2,055	2,488,954
Series A
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,181,460
5.25%, 05/15/21		1,000	1,212,270

232

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

New York State Dormitory Authority RB Property Tax
Series D
5.25%, 10/01/23	(Call 07/01/13) (NPFGC)	$5	$5,020
New York State Environmental Facilities Corp. RB Federal Grant Revenue
Series C
5.00%, 10/15/35	(Call 10/15/16)	1,850	2,046,044
New York State Environmental Facilities Corp. RB Miscellaneous Revenue
Series D
5.00%, 02/15/34	(Call 08/15/14)	500	522,925
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/13		2,790	2,795,859
Series A
5.00%, 06/15/17		1,000	1,170,230
5.00%, 06/15/22		2,650	3,283,509
5.00%, 06/15/24	(Call 06/15/22)	750	910,868
Series B
4.50%, 06/15/36	(Call 06/15/17)	220	230,679
4.75%, 06/15/32	(Call 06/15/17)	400	435,792
5.00%, 06/15/31	(Call 06/15/21)	650	746,239
5.00%, 06/15/37	(Call 06/15/18)	1,360	1,519,229
5.00%, 06/15/41	(Call 06/15/21)	2,000	2,259,420
Series E
5.00%, 06/15/30	(Call 06/15/14)	1,600	1,667,056
New York State Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 11/15/22	(GOI)	1,000	1,244,140
5.00%, 11/15/38	(Call 11/15/21) (GOI)	1,000	1,124,530
Series C
5.00%, 11/15/15	(NPFGC)	1,000	1,112,550
5.00%, 11/15/18	(Call 11/15/17) (NPFGC)	500	588,230
New York State Thruway Authority RB Highway Revenue Tolls
Series B
5.00%, 04/01/14	(AGM)	3,730	3,878,678

Security		Principal (000s)	Value

5.00%, 04/01/15	(AGM)	$3,220	$3,492,766
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	1,250	1,382,550
5.00%, 04/01/17	(Call 10/01/15) (NPFGC-FGIC)	2,070	2,280,208
5.00%, 04/01/21	(Call 10/01/15) (AMBAC)	1,340	1,472,459
5.00%, 04/01/27	(Call 10/01/17)	4,985	5,622,581
5.50%, 04/01/20	(AMBAC)	620	768,781
Series F
4.00%, 01/01/15	(AMBAC)	350	368,953
5.00%, 01/01/17	(Call 01/01/15) (AMBAC)	1,000	1,070,050
Series H
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	1,500	1,733,130
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	3,400	3,912,108
5.00%, 01/01/22	(Call 01/01/18) (NPFGC-FGIC)	1,280	1,469,734
5.00%, 01/01/23	(Call 01/01/18) (NPFGC-FGIC)	720	825,012
Series I
5.00%, 01/01/37	(Call 01/01/22)	1,000	1,097,910
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/18		1,655	1,956,789
5.00%, 03/15/22	(Call 09/15/20)	1,000	1,196,210
5.00%, 03/15/26	(Call 09/15/18)	1,700	1,967,852
5.00%, 03/15/32	(Call 09/15/21)	2,000	2,258,640
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/14		1,080	1,123,049
5.00%, 04/01/15		1,065	1,155,014
5.00%, 04/01/18		725	857,081
5.00%, 04/01/19		550	657,476
Series A
4.00%, 04/01/15		2,050	2,185,833
5.00%, 04/01/21		500	606,945
5.00%, 04/01/30	(Call 04/01/22)	500	574,145
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	2,000	2,257,960

233

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series B
5.00%, 04/01/14		$500	$520,060
5.00%, 04/01/19	(Call 10/01/18)	2,700	3,210,084
5.00%, 04/01/20	(Call 10/01/18)	2,000	2,371,420
Series I
5.00%, 01/01/28	(Call 01/01/22)	2,000	2,300,660
5.00%, 01/01/42	(Call 01/01/22)	2,000	2,174,320
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		200	236,912
5.00%, 12/15/18		1,840	2,217,421
Series A
5.00%, 03/15/16		1,500	1,686,600
5.00%, 03/15/19		1,000	1,196,160
5.00%, 03/15/31	(Call 03/15/21)	1,000	1,126,850
Series A-1
5.00%, 12/15/17		2,000	2,369,120
5.00%, 12/15/18		310	373,956
5.00%, 03/15/43	(Call 03/15/23)	2,000	2,229,180
Series A-2
5.50%, 03/15/22	(NPFGC)	1,500	1,894,380
Series B
5.00%, 03/15/32	(Call 03/15/17)	1,000	1,109,370
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	291,730
5.00%, 03/15/36	(Call 03/15/19)	2,000	2,248,860
Series C
5.00%, 12/15/15		1,000	1,116,180
5.00%, 12/15/16		750	865,800
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.25%, 01/01/24	(Call 07/01/18)	250	289,600
Series D
5.00%, 01/01/16		3,110	3,457,698
5.25%, 01/01/17		460	528,292
5.25%, 01/01/20	(Call 01/01/19)	1,000	1,179,550
5.25%, 01/01/21	(Call 01/01/19)	500	581,990
5.50%, 01/01/19		1,515	1,828,469
5.63%, 01/01/28	(Call 01/01/19)	1,245	1,407,037
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.00%, 12/01/31	(Call 06/01/22) (GOI)	2,000	2,114,640

Security		Principal (000s)	Value

4.50%, 11/15/34	(Call 11/15/17) (AMBAC)	$205	$215,547
4.50%, 01/15/36	(Call 01/15/16) (GOI)	255	262,035
4.50%, 09/15/39	(Call 09/15/19) (GOI)	750	788,513
4.75%, 07/15/31	(Call 07/15/18) (GOI)	1,870	2,034,317
4.75%, 07/15/33	(Call 07/15/18) (GOI)	285	306,540
5.00%, 07/15/33	(Call 01/15/21) (GOI)	2,250	2,538,157
5.00%, 07/15/35	(Call 07/15/20) (GOI)	500	557,235
5.00%, 09/15/36	(Call 09/15/19) (GOI)	2,500	2,823,225
5.00%, 07/15/38	(Call 07/15/18) (GOI)	125	140,006
5.00%, 03/15/39	(Call 03/15/14) (GOI)	1,690	1,751,262
Series 5
5.38%, 03/01/28	(GOI)	2,000	2,447,700
Third Series
5.00%, 07/15/39	(Call 07/15/20) (GOI)	1,990	2,193,796
6.13%, 06/01/94	(Call 06/01/24) (GOI)	500	597,255
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/20	(Call 10/15/14) (NPFGC)	500	531,130
5.00%, 10/15/21	(Call 10/15/14) (NPFGC)	2,000	2,124,240
5.00%, 10/15/23	(Call 10/15/14) (NPFGC)	1,220	1,295,262
5.00%, 10/15/24	(Call 10/15/14) (NPFGC)	530	562,542
5.00%, 10/15/25	(Call 10/15/14) (NPFGC)	1,000	1,060,750
5.00%, 10/15/29	(Call 10/15/14) (AMBAC)	850	894,591
5.00%, 10/15/32	(Call 10/15/14) (AMBAC)	3,235	3,404,061

234

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

5.25%, 10/15/18	(Call 10/15/14)
	(NPFGC)	$500	$533,125
5.25%, 10/15/27	(Call 10/15/14)
	(AMBAC)	1,000	1,057,690
State of New York GO
Series A
5.00%, 02/15/39	(Call 02/15/19)	1,045	1,182,721
Series C
3.00%, 02/01/16		1,035	1,103,476
5.00%, 09/01/13		1,210	1,224,956
5.00%, 04/15/14		500	521,635
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
0.00%, 11/15/31		1,000	472,310
5.00%, 01/01/23	(Call 01/01/22)
	(GOI)	1,000	1,203,160
5.00%, 01/01/25	(Call 01/01/22)
	(GOI)	1,000	1,180,180
5.00%, 01/01/26	(Call 01/01/22)
	(GOI)	685	804,396
5.00%, 01/01/27	(Call 01/01/22)
	(GOI)	2,700	3,143,637
5.00%, 11/15/35	(Call 11/15/16)	3,000	3,306,030
5.00%, 11/15/37	(Call 05/15/18)
	(GOI)	4,950	5,431,338
Series B
0.00%, 11/15/32		1,420	684,511
5.00%, 11/15/20		3,500	4,277,805
5.00%, 11/15/21		1,130	1,383,289
5.25%, 11/15/13	(GOI)	1,250	1,278,800
5.25%, 11/15/15	(GOI)	1,575	1,761,055
Series C
5.00%, 11/15/38	(Call 11/15/18)
	(GOI)	275	305,058
Series D
5.00%, 11/15/26	(Call 11/15/18)	800	891,088
5.00%, 11/15/31	(Call 11/15/18)	3,000	3,263,610
Series R
5.50%, 11/15/21	(NPFGC)	1,000	1,254,780
Series Y
5.50%, 01/01/17	(ETM)
	(GOI)	725	797,957
Triborough Bridge & Tunnel Authority RB Transit Revenue
Series B
5.00%, 11/15/20		2,500	3,055,575

			675,109,735
NORTH CAROLINA — 1.62%
City of Charlotte RB Water & Sewer Revenue
5.00%, 07/01/38	(Call 07/01/18)	2,000	2,239,920
County of Mecklenburg GO
Series A
5.00%, 08/01/16		525	598,411
5.00%, 12/01/21		2,500	3,117,100
Series C
5.00%, 02/01/14		750	774,037
5.00%, 03/01/17		500	579,245
County of Wake GO
Series C
5.00%, 03/01/20		1,000	1,223,410
5.00%, 03/01/25		1,550	1,937,903
Series D
4.00%, 02/01/17		2,125	2,378,385

Security		Principal (000s)	Value

North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
4.50%, 01/01/24	(PR 01/01/22)	$500	$600,315
5.00%, 01/01/21		2,600	3,099,876
Series B
5.00%, 01/01/26	(Call 01/01/19)	2,000	2,225,920
6.00%, 01/01/22		390	491,755
Series D
5.50%, 01/01/14		700	721,112
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15		500	536,345
5.00%, 01/01/18		1,500	1,753,440
5.25%, 01/01/17		1,000	1,153,040
Series B
5.00%, 01/01/21	(Call 01/01/20)	2,500	2,940,200
North Carolina Turnpike Authority RB Miscellaneous Revenue
5.00%, 07/01/41	(Call 07/01/21)	1,500	1,648,320
Raleigh Durham Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 05/01/32	(Call 05/01/20)	630	700,566
State of North Carolina GO
Series A
4.00%, 03/01/24	(PR 03/01/15)	830	881,850
5.00%, 03/01/15		2,130	2,304,468
5.00%, 03/01/16		530	595,004
5.00%, 09/01/16		1,125	1,286,021
5.00%, 03/01/17		1,185	1,372,811
Series B
5.00%, 06/01/13		1,000	1,000,000
5.00%, 04/01/14		500	519,970
5.00%, 06/01/14		1,000	1,047,790
5.00%, 04/01/15		1,565	1,699,074
5.00%, 06/01/16		535	606,198
5.00%, 06/01/17		400	467,044
5.00%, 06/01/19		1,000	1,214,420
Series C
4.00%, 05/01/20		1,500	1,741,950
4.00%, 05/01/21		1,000	1,162,750
5.00%, 05/01/19		1,000	1,212,410
5.00%, 05/01/22		2,050	2,553,808
Series E
5.00%, 05/01/19		1,000	1,212,410
State of North Carolina RB Federal Grant Revenue
5.25%, 03/01/20	(Call 03/01/19)	500	601,545
State of North Carolina RB Miscellaneous Revenue
Series A
5.00%, 05/01/29	(Call 05/01/20)
	(SAP)	1,500	1,711,515
Series B
5.00%, 11/01/18		1,000	1,200,040
5.00%, 11/01/23	(Call 11/01/21)	500	602,895
Series C
5.00%, 05/01/30	(Call 05/01/21)	1,000	1,139,980
State of North Carolina RB Transit Revenue
5.00%, 03/01/17		1,000	1,150,390
5.00%, 03/01/18		500	587,395

235

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Town of Cary RB Water Revenue
5.00%, 12/01/42	(Call 12/01/22)	$1,000	$1,133,310
University of North Carolina at Chapel Hill Board of Governors RB College & University Revenue
5.00%, 12/01/36	(Call 12/01/17)	1,180	1,334,958

			59,059,306

OHIO — 0.75%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues
Series A
5.00%, 02/15/38	(Call 02/15/18)	1,000	1,063,210
5.25%, 02/15/28	(Call 02/15/18)	1,000	1,108,450
Cincinnati City School District GO
5.25%, 12/01/25	(NPFGC-FGIC)	20	24,857
5.25%, 12/01/30	(NPFGC-FGIC)	1,000	1,260,730
City of Cleveland Airport System RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/29	(Call 01/01/22)	1,000	1,103,330
City of Columbus GO
5.00%, 07/01/20		1,000	1,221,590
Series A
4.00%, 06/01/13		650	650,000
City of Columbus RB Sewer Revenue
Series A
5.00%, 06/01/27	(Call 12/01/17)	1,500	1,707,045
5.00%, 06/01/31	(Call 12/01/17)	2,670	2,986,395
Northeast Ohio Regional Sewer District RB Sewer Revenue
5.00%, 11/15/43	(Call 05/15/23)	1,000	1,120,700
Ohio State Turnpike Commission RB Highway Revenue Tolls
Series A
5.00%, 02/15/31	(Call 02/15/20)	1,500	1,666,500
Ohio State University (The) RB College & University Revenue
Series A
4.00%, 06/01/43	(Call 06/01/23)	1,000	975,380
5.00%, 06/01/43	(Call 06/01/23)	2,000	2,228,060
State of Ohio GO
Series A
5.00%, 09/15/16		1,000	1,141,490
5.38%, 09/01/28	(Call 03/01/18)	1,970	2,314,080
Series C
5.00%, 09/15/15		500	551,685
5.00%, 09/15/21		1,500	1,839,690
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16		800	902,520
5.75%, 06/15/19	(Call 06/15/18)	2,800	3,359,972

			27,225,684

OKLAHOMA — 0.19%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/27	(Call 06/01/18) (BHAC)	500	580,835
5.25%, 06/01/40	(Call 06/01/20)	500	567,625
Oklahoma Municipal Power Authority RB Electric Power & Light Revenues
Series A
4.00%, 01/01/47	(Call 01/01/23)	2,000	1,937,920
4.50%, 01/01/47	(Call 01/01/17)
	(NPFGC-FGIC)	750	760,133

Security		Principal (000s)	Value

Oklahoma Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/17		$500	$572,505
5.00%, 01/01/20		1,500	1,803,945
Series B
5.00%, 01/01/29	(Call 01/01/21)	500	573,940

			6,796,903

OREGON — 0.34%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14	(NPFGC)	2,850	2,984,720
5.00%, 06/01/15		440	480,000
5.00%, 03/01/35	(Call 03/01/20)	1,000	1,138,000
Oregon State Department of Transportation RB Fuel Sales Tax Revenue
Series A
4.50%, 11/15/32	(Call 11/15/17)	3,725	3,946,787
State of Oregon GO
Series A
4.50%, 08/01/32	(Call 08/01/17)	3,665	3,890,507

			12,440,014

PENNSYLVANIA — 2.83%
Allegheny County Sanitary Authority RB Sewer Revenue
Series A
5.00%, 12/01/21	(Call 12/01/15)
	(NPFGC)	1,000	1,097,840
City of Philadelphia RB Port Airport & Marina Revenue
Series A
5.00%, 06/15/40	(Call 06/15/20)	500	526,640
City of Philadelphia RB Water & Wastewater Revenue
5.25%, 12/15/14	(AMBAC)	2,000	2,081,940
Series B
4.75%, 11/01/31	(Call 11/01/17)
	(AMBAC)	300	320,604
Series C
5.00%, 08/01/17	(AGM)	370	429,755
5.00%, 08/01/40	(Call 08/01/20)
	(AGM)	1,000	1,090,990
Commonwealth Financing Authority RB Lease Appropriation
Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	1,085,980
Commonwealth of Pennsylvania GO
First Series
4.00%, 07/15/13		700	703,283
4.00%, 09/01/16		1,000	1,108,910
5.00%, 02/15/14		750	775,478
5.00%, 07/01/18		900	1,073,079
5.00%, 11/15/22	(Call 11/15/21)	2,600	3,151,096
5.00%, 11/15/24	(Call 11/15/21)	2,000	2,398,540
5.00%, 10/01/26	(Call 10/01/16)	1,085	1,225,323
5.00%, 11/15/26	(Call 11/15/21)	1,000	1,181,320
5.00%, 06/01/27	(Call 06/01/22)	2,000	2,354,140
5.00%, 11/15/29	(Call 11/15/21)	500	581,080
Second Series
5.00%, 07/01/13	(NPFGC-FGIC)	3,300	3,313,299
5.00%, 01/01/15		1,500	1,610,775
5.00%, 03/01/17		500	577,400
5.00%, 07/01/18		2,460	2,933,083
5.00%, 08/01/18	(Call 08/01/17)	1,000	1,160,980
5.00%, 01/01/19	(PR 01/01/16)	2,000	2,227,420

236

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

5.00%, 05/01/19		$2,600	$3,129,230
5.00%, 07/01/19		475	573,468
5.00%, 01/01/20	(PR 01/01/16)	3,900	4,343,469
5.00%, 05/01/20		755	916,208
5.00%, 07/01/20		1,355	1,648,181
5.00%, 05/01/21	(Call 05/01/20)	1,500	1,797,225
5.00%, 07/01/21		500	611,450
5.00%, 01/01/26	(Call 01/01/16)	1,150	1,268,254
Series A
5.00%, 05/01/14		1,000	1,043,970
5.00%, 05/01/16		3,500	3,947,125
5.00%, 02/15/17		500	576,595
Third Series
5.00%, 09/01/13		1,625	1,644,630
5.00%, 09/01/14	(AGM)	1,250	1,324,425
5.00%, 07/15/17		525	613,079
5.25%, 07/01/15		1,800	1,981,728
County of Chester GO
5.00%, 07/15/28	(Call 07/15/19)	1,410	1,598,644
Delaware River Port Authority RB Highway Revenue Tolls
Series D
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,099,830
5.00%, 01/01/40	(Call 01/01/20)
	(AGM)	500	544,665
Delaware Valley Regional Finance Authority RB Miscellaneous Revenue
Series A
5.50%, 08/01/28	(AMBAC)	610	694,564
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/14		3,000	3,123,630
5.00%, 07/01/15		920	1,009,534
5.00%, 07/01/16		500	568,260
5.00%, 07/01/18		3,000	3,581,850
5.00%, 07/01/19		2,500	3,023,125
Series B
5.00%, 07/01/21	(Call 01/01/18)	1,000	1,165,560
5.00%, 01/01/22	(Call 07/01/17)	500	575,045
5.00%, 07/01/22	(Call 07/01/16)	1,000	1,126,540
5.00%, 01/01/23	(Call 01/01/16)	1,000	1,105,810
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
Series A
5.00%, 05/01/31	(Call 05/01/21)	700	773,052
Pennsylvania State Public School Building Authority RB Lease Revenue
Series A
5.00%, 06/01/31	(Call 12/01/16) (AGM)	1,800	1,905,642
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
0.00%, 12/01/34	(Call 12/01/20)	500	485,360
5.00%, 12/01/42	(Call 12/01/21)	1,000	1,078,930
6.00%, 12/01/36	(Call 12/01/20)	1,500	1,783,590
Series A
5.00%, 12/01/34	(Call 12/01/14)
	(AMBAC)	1,250	1,312,850
5.00%, 12/01/37	(Call 12/01/22)	1,000	1,092,440
5.25%, 12/01/32	(Call 12/01/14)
	(AMBAC)	1,000	1,058,180
Series A-1
5.00%, 06/01/38	(Call 06/01/18)
	(AGM)	500	543,615
Series B
5.00%, 12/01/18		1,905	2,254,891
5.00%, 12/01/24	(Call 12/01/19)	500	572,115
5.00%, 06/01/29	(Call 06/01/19)	2,000	2,178,020

Security		Principal (000s)	Value

5.25%, 06/01/24	(Call 06/01/19)	$575	$649,233
5.25%, 06/01/39	(Call 06/01/19)	2,780	2,975,990
5.75%, 06/01/39	(Call 06/01/19)	250	278,060
Series D
5.13%, 12/01/40	(Call 12/01/19)	2,100	2,242,716
Series E
0.00%, 12/01/30	(Call 12/01/27)	500	502,395
0.00%, 12/01/38	(Call 12/01/27)	1,265	1,244,406
State Public School Building Authority RB Lease Appropriation
5.25%, 06/01/26	(PR 06/01/13)
	(AGM)	1,000	1,000,000
5.50%, 06/01/28	(AGM)	470	596,693
Westmoreland County Municipal Authority RB Water Revenue
5.00%, 08/15/37	(Call 08/15/23)	1,000	1,103,350

			103,276,577

PUERTO RICO — 4.25%
Commonwealth of Puerto Rico GO
5.50%, 07/01/13	(FGIC)	550	551,562
5.50%, 07/01/15	(AGM)	630	671,838
5.50%, 07/01/16	(AGM)	200	217,508
Series A
5.00%, 07/01/13		500	501,210
5.00%, 07/01/14	(AGM)	1,100	1,137,642
5.00%, 07/01/16	(AGM)	230	246,744
5.00%, 07/01/20		1,785	1,837,479
5.00%, 07/01/23	(Call 07/01/18)	1,000	994,500
5.00%, 07/01/29	(Call 07/01/14)	775	749,193
5.00%, 07/01/33	(Call 07/01/22)	1,000	965,540
5.00%, 07/01/41	(Call 07/01/22)	2,250	2,129,872
5.13%, 07/01/37	(Call 07/01/22)	1,700	1,652,961
5.25%, 07/01/15		555	580,092
5.25%, 07/01/24	(Call 07/01/16)	1,000	1,014,430
5.50%, 07/01/17		1,000	1,064,300
5.50%, 07/01/17	(XLCA)	1,675	1,782,702
5.50%, 07/01/18		2,785	2,977,388
5.50%, 07/01/19	(NPFGC)	1,000	1,064,990
5.50%, 07/01/39	(Call 07/01/22)	2,500	2,523,000
5.75%, 07/01/41	(Call 07/01/21)	1,970	2,018,462
6.00%, 07/01/40	(Call 07/01/21)	1,230	1,281,033
Series B
5.25%, 07/01/17	(Call 07/01/16)	1,780	1,855,187
5.75%, 07/01/38	(Call 07/01/19)	2,425	2,474,688
5.88%, 07/01/36	(Call 07/01/14)	2,000	2,014,980
Series C
5.75%, 07/01/37	(Call 07/01/16)
	(AGM)	600	627,066
Series E
5.38%, 07/01/30	(Call 07/01/21)	1,000	1,004,830
5.50%, 07/01/31	(Call 07/01/21)	1,500	1,520,430
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
5.00%, 12/01/13		300	304,356
5.00%, 12/01/14		1,300	1,347,541
5.00%, 12/01/15		1,460	1,525,364
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 07/01/29	(Call 07/01/22)	1,000	985,840
5.00%, 07/01/42	(Call 07/01/22)	4,000	3,817,160
Series JJ
5.38%, 07/01/18	(XLCA)	45	48,767
Series LL
5.50%, 07/01/17	(NPFGC)	525	568,150

237

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series NN
5.00%, 07/01/32	(PR 07/01/13)
	(NPFGC)	$1,340	$1,345,266
Series TT
5.00%, 07/01/32	(Call 07/01/17)	2,000	1,947,140
5.00%, 07/01/37	(Call 07/01/17)	4,100	3,966,053
Series V
5.25%, 07/01/30	(NPFGC-FGIC)	2,500	2,530,900
Series WW
5.25%, 07/01/33	(Call 07/01/18)	1,500	1,501,920
5.50%, 07/01/38	(Call 07/01/18)	4,820	4,868,634
Series XX
5.25%, 07/01/40	(Call 07/01/20)	1,500	1,489,215
Series ZZ
4.00%, 07/01/16		125	128,319
5.25%, 07/01/19		1,260	1,353,076
5.25%, 07/01/24	(Call 07/01/20)	430	440,062
5.25%, 07/01/26	(Call 07/01/20)	1,500	1,527,900
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series G
5.00%, 07/01/33	(PR 07/01/13)	1,000	1,003,970
Series J
5.13%, 07/01/39	(PR 07/01/14)	410	431,517
5.13%, 07/01/43	(PR 07/01/14)	700	736,736
Series X
5.50%, 07/01/15		50	52,578
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series BB
5.25%, 07/01/22	(ETM)
	(AGM)	180	229,316
5.25%, 07/01/22	(AGM)	320	351,744
Series CC
5.25%, 07/01/32	(AGM)	240	250,327
5.25%, 07/01/36	(AGM)	2,035	2,076,046
5.50%, 07/01/30		800	813,288
Series K
5.00%, 07/01/30	(Call 07/01/15)	700	676,557
5.00%, 07/01/40	(PR 07/01/15)	400	438,224
Series L
5.25%, 07/01/38	(AMBAC)	3,040	2,977,589
Series M
5.00%, 07/01/32	(Call 07/01/17)	1,020	985,871
5.00%, 07/01/46	(Call 07/01/17)	3,800	3,547,300
Series N
5.25%, 07/01/31	(AMBAC)	1,040	1,025,627
5.25%, 07/01/36	(AGM)	2,000	2,018,640
Series X
5.50%, 07/01/15	(ETM)	150	160,937
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series A
0.00%, 07/01/33	(FGIC)	900	263,826
Series C
5.50%, 07/01/15		500	524,590
5.50%, 07/01/16	(AMBAC)	1,250	1,323,938
5.50%, 07/01/17	(AMBAC)	2,550	2,714,475
5.50%, 07/01/25	(AMBAC)	4,625	4,727,305
Puerto Rico Municipal Finance Agency GO
Series C
5.00%, 08/01/15	(AGM)	925	978,780
5.25%, 08/01/17	(AGM)	760	830,558
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16	(AMBAC)	1,650	1,743,637

Security		Principal (000s)	Value

Series I
5.00%, 07/01/36	(Call 07/01/14)
	(GTD)	$3,000	$2,861,610
Series P
6.25%, 07/01/26	(Call 07/01/19)
	(GTD)	1,000	1,070,770
6.75%, 07/01/36	(Call 07/01/19)
	(GTD)	2,500	2,724,175
Puerto Rico Public Buildings Authority RB Lease Revenue Series Q
5.50%, 07/01/37	(Call 07/01/14)
	(GTD)	310	310,372
Puerto Rico Sales Tax Financing Corp. RB Sales Tax Revenue
1.00%, 08/01/32	(Call 08/01/26)	2,000	2,046,920
Series A
0.00%, 08/01/31		500	180,115
0.00%, 08/01/33		2,000	633,840
0.00%, 08/01/34		1,000	297,750
0.00%, 08/01/35		5,375	1,497,206
0.00%, 08/01/36		4,500	1,172,655
0.00%, 08/01/41	(NPFGC-FGIC)	2,000	425,440
0.00%, 08/01/42	(NPFGC-FGIC)	2,000	401,060
0.00%, 08/01/43	(NPFGC)	500	94,235
0.00%, 08/01/44	(NPFGC)	3,000	533,610
0.00%, 08/01/45	(NPFGC)	1,000	167,280
0.00%, 08/01/46	(NPFGC)	7,750	1,214,813
0.00%, 08/01/47	(AMBAC)	5,500	778,470
0.00%, 08/01/54	(AMBAC)	48,925	4,184,066
0.00%, 08/01/56		5,000	372,800
4.38%, 08/01/20	(Call 02/01/20)	215	232,441
5.00%, 08/01/18	(ETM)	60	72,277
5.00%, 08/01/18		160	179,078
5.00%, 08/01/24	(Call 08/01/19)	805	859,941
5.25%, 08/01/27	(Call 08/01/19)	1,430	1,528,298
5.38%, 08/01/39	(Call 02/01/20)	3,000	3,147,780
5.50%, 08/01/23	(Call 08/01/19)	520	573,045
5.50%, 08/01/28	(PR 08/01/19)	5	6,268
5.50%, 08/01/28	(Call 08/01/19)	965	1,039,035
5.50%, 08/01/37	(Call 02/01/20)	345	365,879
5.50%, 08/01/42	(Call 02/01/20)	1,250	1,319,750
5.75%, 08/01/37	(Call 08/01/19)	4,000	4,311,000
6.00%, 08/01/42	(Call 08/01/19)	9,625	10,611,947
Series A-1
0.00%, 08/01/23		2,100	1,300,089
5.00%, 08/01/43	(Call 08/01/21)	900	926,073
Series C
0.00%, 08/01/37		1,000	272,040
0.00%, 08/01/38		11,000	2,616,685
0.00%, 08/01/39		5,000	1,202,750
5.00%, 08/01/22	(Call 08/01/21)	1,035	1,201,128
5.00%, 08/01/40	(Call 08/01/21)	1,000	1,054,060
5.00%, 08/01/46	(Call 08/01/21)	1,500	1,569,165
5.13%, 08/01/42	(Call 08/01/20)
	(AGM)	1,360	1,414,876
5.25%, 08/01/40	(Call 08/01/21)	1,000	1,071,180
5.25%, 08/01/41	(Call 08/01/20)	1,250	1,302,150

			155,182,788

RHODE ISLAND — 0.05%
Rhode Island Convention Center Authority RB Miscellaneous Revenue
Series B
5.25%, 05/15/15	(NPFGC)	215	221,859

238

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Rhode Island Economic Development Corp. SO Grant Anticipation
Series A
5.25%, 06/15/19	(AGM)	$1,200	$1,442,124

			1,663,983

SOUTH CAROLINA — 0.89%
Charleston Educational Excellence Finance Corp. RB Lease Revenue
5.00%, 12/01/30	(Call 12/01/23)	2,000	2,280,580
City of Columbia RB Waterworks & Sewer System Revenue
Series A
5.00%, 02/01/41	(Call 02/01/21)	500	556,065
Greenville County School District RB Lease Appropriation
4.63%, 12/01/20	(AGM)	1,000	1,186,810
5.00%, 12/01/27	(Call 12/01/16)	1,000	1,104,460
Piedmont Municipal Power Agency RB Electric Power & Light Revenues
Series A-2
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,169,440
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series A
5.00%, 01/01/17	(NPFGC)	2,360	2,708,525
5.50%, 01/01/38	(Call 01/01/19)	2,600	2,963,116
Series B
5.00%, 01/01/22	(Call 01/01/16)
	(NPFGC)	1,315	1,456,283
Series E
5.00%, 01/01/40	(Call 01/01/20)	1,450	1,592,955
South Carolina State Public Service Authority RB Miscellaneous Revenue
Series A
5.00%, 01/01/20	(PR 01/01/14)
	(AMBAC)	6,010	6,177,018
South Carolina State Public Service Authority RB Water Revenue
Series C
5.00%, 12/01/36	(Call 12/01/21)	500	549,715
South Carolina Transportation Infrastructure Bank RB Miscellaneous Revenue
Series A
4.00%, 10/01/33	(Call 10/01/21)	1,000	1,013,620
5.00%, 10/01/33	(PR 10/01/13)
	(AMBAC)	575	584,114
5.25%, 10/01/40	(Call 10/01/19)	500	574,140
Series B
3.38%, 10/01/32	(Call 10/01/22)	1,000	940,800
3.63%, 10/01/33	(Call 10/01/22)	875	844,384
5.00%, 10/01/17		1,000	1,172,450
South Carolina Transportation Infrastructure Bank RB Transit Revenue
Series B
5.25%, 10/01/13	(AMBAC)	830	843,969
State of South Carolina GO
Series A
4.00%, 06/01/15		500	536,515
4.00%, 04/01/22	(Call 04/01/20)	1,000	1,121,040
5.00%, 03/01/15		1,000	1,081,730
5.00%, 06/01/17		800	933,744
5.00%, 06/01/18		1,000	1,194,710

			32,586,183

TENNESSEE — 0.66%
City of Memphis GO
5.00%, 10/01/15	(NPFGC)	1,250	1,383,087
5.25%, 10/01/17	(NPFGC)	1,000	1,185,510

Security		Principal (000s)	Value

Series D
5.00%, 07/01/21	(Call 07/01/20)	$1,000	$1,209,620
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14		1,575	1,687,392
5.00%, 12/01/15		300	334,293
5.00%, 12/01/17		1,000	1,181,910
Series A
5.00%, 12/01/13	(NPFGC)	2,000	2,048,480
5.00%, 12/01/14	(PR 12/01/13)
	(NPFGC)	2,000	2,047,240
5.00%, 12/01/15	(PR 12/01/13)
	(NPFGC)	600	614,172
5.00%, 12/01/16	(PR 12/01/13)
	(NPFGC)	250	255,905
County of Shelby GO
Series A
5.00%, 04/01/14	(AMBAC)	1,280	1,331,456
5.00%, 04/01/14	(ETM)
	(AMBAC)	5	5,198
5.00%, 03/01/24		1,000	1,246,300
Metropolitan Government of Nashville & Davidson County GO
5.00%, 07/01/19		750	904,995
5.00%, 01/01/20	(PR 01/01/18)	1,000	1,176,780
5.00%, 07/01/23	(Call 07/01/22)	1,000	1,215,620
Series D
5.00%, 07/01/16		1,500	1,704,780
Metropolitan Government of Nashville & Davidson County RB Electric Power & Light Revenues
Series A
5.00%, 05/15/36	(Call 05/15/21)	1,025	1,155,975
State of Tennessee GO
Series A
4.00%, 08/01/17		2,000	2,267,020
5.00%, 08/01/21		1,000	1,242,720

			24,198,453

TEXAS — 7.57%
Central Texas Regional Mobility Authority RB Highway Revenue Tolls
6.00%, 01/01/41	(Call 01/01/21)	1,000	1,150,840
Series A
5.00%, 01/01/43	(Call 01/01/23)	500	533,305
City of Austin RB Electric Power & Light Revenues
5.00%, 11/15/13	(ETM)
	(AGM)	1,470	1,501,767
5.00%, 11/15/40	(Call 11/15/22)	1,000	1,107,960
City of Austin RB Water & Wastewater Revenue
5.00%, 11/15/37	(Call 11/15/22)	1,000	1,125,850
5.00%, 11/15/41	(Call 11/15/21)	1,000	1,117,490
Series A
5.00%, 11/15/39	(Call 11/15/19)	1,000	1,111,610
City of Brownsville RB Multiple Utility Revenue
Series A
5.00%, 09/01/31	(Call 09/01/15)
	(AMBAC)	500	532,105
City of Dallas GOL
Series A
5.00%, 02/15/18		1,600	1,892,032
5.00%, 02/15/20		650	789,529
City of Dallas RB Water Revenue
5.00%, 10/01/14	(AMBAC)	275	292,432
5.00%, 10/01/15	(AMBAC)	1,200	1,328,652
5.00%, 10/01/17	(AMBAC)	750	882,225
5.00%, 10/01/39	(Call 10/01/20)	850	936,998
5.00%, 10/01/40	(Call 10/01/21)	1,500	1,675,125

239

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

City of Houston GO
Series A
5.00%, 03/01/15		$1,500	$1,619,655
City of Houston GOL
5.00%, 03/01/19	(PR 09/01/15) (AMBAC)	560	615,199
Series A
5.00%, 03/01/18		1,000	1,177,830
5.00%, 03/01/19	(Call 03/01/18)	500	584,790
5.00%, 03/01/19	(PR 09/01/15) (AMBAC)	190	209,222
5.00%, 03/01/27	(Call 03/01/19)	1,000	1,154,260
5.25%, 03/01/28	(Call 03/01/18)	1,235	1,438,627
City of Houston RB Multiple Utility Revenue
Series A
5.25%, 11/15/17	(AGM)	825	979,655
City of Houston RB Port Airport & Marina Revenue
Series A
5.50%, 07/01/34	(Call 07/01/18)	750	858,120
5.50%, 07/01/39	(Call 07/01/18)	1,485	1,699,078
Series B
5.00%, 07/01/31	(Call 07/01/22)	1,500	1,681,185
5.00%, 07/01/32	(Call 07/01/22)	1,000	1,117,480
City of Houston RB Sewer Revenue
Series A
5.25%, 11/15/31	(Call 11/15/20)	1,000	1,163,450
Series E
5.00%, 11/15/16		1,000	1,147,850
City of Houston RB Utility Revenue
Series B
5.00%, 11/15/43	(Call 11/15/23)	1,000	1,118,300
Series E
5.00%, 11/15/13		2,000	2,043,720
5.00%, 11/15/14		1,950	2,083,672
City of Houston RB Water Revenue
Series A
5.00%, 11/15/36	(Call 11/15/17) (AGM)	4,500	5,026,545
5.13%, 05/15/28	(Call 05/15/14) (NPFGC)	1,000	1,037,900
5.25%, 05/15/14	(NPFGC)	1,210	1,267,947
6.00%, 11/15/36	(Call 05/15/19) (AGM)	1,000	1,205,440
Series C
5.00%, 11/15/18		750	899,520
Series D
5.00%, 11/15/21		890	1,084,963
5.00%, 11/15/33	(Call 11/15/21)	1,000	1,131,620
5.00%, 11/15/36	(Call 11/15/21)	1,000	1,115,930
City of San Antonio GO
5.00%, 02/01/19		500	598,815
City of San Antonio Public Facilities Corp. RB Lease Appropriation
4.00%, 09/15/32	(Call 09/15/22)	1,500	1,512,555
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16		500	558,720
5.00%, 02/01/23		1,000	1,228,240
5.00%, 02/01/32	(PR 02/01/17)	40	46,153
5.00%, 02/01/32	(Call 02/01/17)	5,295	5,899,107
5.25%, 02/01/25		2,370	2,951,764
5.38%, 02/01/14		1,000	1,034,550
5.38%, 02/01/15		2,680	2,904,504
Series A
5.00%, 02/01/24	(PR 02/01/15)	3,150	3,390,345

Security		Principal (000s)	Value

Series D
5.00%, 02/01/17		$1,250	$1,439,750
5.00%, 02/01/18		1,000	1,179,820
5.00%, 02/01/19		500	597,610
City of San Antonio RB Water Revenue
4.50%, 05/15/37	(Call 05/15/17) (NPFGC-FGIC)	1,300	1,354,938
5.00%, 05/15/27	(Call 05/15/22)	1,000	1,171,140
County of Fort Bend GOL
4.75%, 03/01/31	(Call 03/01/17) (NPFGC)	1,485	1,622,630
County of Harris GO
Series A
5.00%, 10/01/24	(Call 10/01/22)	1,410	1,723,119
Series B
5.00%, 10/01/25	(Call 10/01/16)	3,400	3,852,880
County of Harris GOL
Series A
5.25%, 10/01/24	(PR 10/01/14)	3,000	3,195,780
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/38	(Call 08/15/19)	1,000	1,128,640
Series B-1
5.00%, 08/15/14	(NPFGC-FGIC)	500	528,055
Series C
5.00%, 08/15/24	(Call 08/15/19)	500	586,010
5.00%, 08/15/30	(Call 08/15/22)	3,000	3,468,930
5.00%, 08/15/49	(Call 08/15/19)	1,000	1,078,560
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30	(Call 02/15/17) (PSF)	4,000	4,467,840
5.00%, 02/15/35	(Call 02/15/17) (PSF)	1,200	1,335,780
Dallas Area Rapid Transit RB Sales Tax Revenue
5.00%, 12/01/33	(Call 12/01/18)	250	284,370
5.00%, 12/01/36	(Call 12/01/16) (AMBAC)	4,735	5,207,316
5.25%, 12/01/29	(AMBAC)	1,050	1,318,097
5.25%, 12/01/43	(Call 12/01/18)	1,000	1,125,570
Dallas Area Rapid Transit RB Transit Revenue
5.00%, 12/01/42	(Call 12/01/22)	2,550	2,883,285
Dallas Independent School District GO
5.00%, 08/15/28	(Call 08/15/22) (PSF)	1,000	1,178,290
5.00%, 08/15/29	(Call 08/15/22) (PSF)	500	586,040
Series A
5.00%, 08/15/25	(PR 08/15/14) (PSF)	700	739,578
5.00%, 08/15/28	(PR 08/15/14) (PSF)	6,500	6,867,510
Dallas-Fort Worth International Airport RB Port Airport & Marina Revenue
Series A
5.00%, 11/01/16		500	568,240
5.00%, 11/01/42	(Call 11/01/20)	1,000	1,067,570
5.00%, 11/01/45	(Call 11/01/20)	500	531,800
5.25%, 11/01/38	(Call 11/01/20)	500	551,895
Series B
5.00%, 11/01/32	(Call 11/01/20)	1,000	1,091,750
5.00%, 11/01/44	(Call 11/01/22)	1,500	1,602,120
Series C
5.00%, 11/01/45	(Call 11/01/21)	1,000	1,070,830

240

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series G
5.00%, 11/01/33	(Call 11/01/20)	$2,000	$2,174,000
Fort Bend Grand Parkway Toll Road Authority RB Highway Revenue Tolls
5.00%, 03/01/37	(Call 03/01/22)	1,000	1,120,170
Grand Prairie Independent School District GO
5.00%, 02/15/37	(Call 02/15/17)	1,000	1,099,560
Harris County Flood Control District RB Miscellaneous Revenue
Series A
5.00%, 10/01/34	(Call 10/01/20)	1,500	1,697,565
Harris County Flood Control District SO Contract Tax
Series A
5.25%, 10/01/21		1,000	1,250,480
Harris County Metropolitan Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/36	(Call 11/01/21)	1,000	1,120,120
5.00%, 11/01/41	(Call 11/01/21)	1,000	1,097,800
Houston Community College District GOL
5.00%, 02/15/43	(Call 02/15/23)	2,000	2,239,720
Houston Independent School District GO
Series B
5.00%, 02/15/24	(Call 02/15/17) (PSF)	500	570,655
Houston Independent School District GOL
5.00%, 02/15/22	(Call 02/15/17) (PSF)	1,750	2,000,040
Klein Independent School District GO
Series A
5.00%, 08/01/38	(Call 08/01/18) (PSF)	240	268,039
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/40	(Call 05/15/20)	1,500	1,612,890
5.25%, 01/01/15	(ETM)	1,310	1,409,521
Series A
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,169,620
6.25%, 05/15/28	(Call 05/15/18)	1,500	1,780,740
Lower Colorado River Authority RB Miscellaneous Revenue
5.75%, 05/15/28	(PR 05/15/15)	855	944,529
5.75%, 05/15/28	(Call 05/15/15)	85	91,646
Midland County Fresh Water Supply District No. 1 RB Water Revenue
Series A
0.00%, 09/15/34	(Call 09/15/27)	1,250	490,900
North East Independent School District GO
5.25%, 02/01/27	(PSF)	530	673,582
Series A
5.00%, 08/01/37	(Call 08/01/17) (PSF)	500	563,050
North Texas Municipal Water District RB Water Revenue
5.00%, 09/01/31	(Call 09/01/16) (NPFGC)	1,500	1,652,160
5.00%, 09/01/38	(Call 09/01/18)	1,700	1,913,180
North Texas Tollway Authority RB Highway Revenue Tolls
0.00%, 09/01/43	(Call 09/01/31)	500	386,860
5.75%, 01/01/38	(Call 01/01/18)	3,600	3,952,404
6.00%, 01/01/34	(Call 01/01/21)	1,000	1,155,130
6.00%, 01/01/38	(Call 01/01/19) (AGC-ICC)	500	570,225
6.00%, 01/01/43	(Call 01/01/21)	250	283,293
Series A
5.50%, 09/01/36	(Call 09/01/21)	2,500	2,902,100
5.50%, 09/01/41	(Call 09/01/21)	1,580	1,823,004
6.00%, 01/01/28	(Call 01/01/19)	1,010	1,168,610
6.00%, 09/01/41	(Call 09/01/21)	1,000	1,199,950
6.25%, 01/01/39	(Call 01/01/19)	1,000	1,139,700

Security		Principal (000s)	Value

Series B
0.00%, 09/01/37	(Call 09/01/31)	$1,600	$460,288
0.00%, 09/01/43	(Call 09/01/31)	2,500	449,225
5.00%, 01/01/38	(Call 01/01/21)	1,000	1,075,660
5.00%, 01/01/42	(Call 01/01/22)	6,930	7,460,353
Series C
0.00%, 09/01/45	(Call 09/01/31)	500	422,150
5.25%, 01/01/44	(Call 01/01/19)	3,370	3,585,747
6.00%, 01/01/25	(Call 01/01/19)	1,000	1,187,040
Series D
5.00%, 09/01/24	(Call 09/01/21)	1,000	1,186,650
5.00%, 09/01/32	(Call 09/01/21)	1,450	1,650,259
Series K-1
5.75%, 01/01/38	(Call 01/01/19) (AGM)	500	563,340
North Texas Tollway Authority RB Miscellaneous Revenue
0.00%, 01/01/38	(AGM)	1,500	498,705
Series A
5.13%, 01/01/28	(Call 01/01/18) (NPFGC)	9,960	10,877,017
Series D
0.00%, 01/01/31	(AGM)	1,370	653,997
0.00%, 01/01/34	(AGM)	3,500	1,423,170
Series E-3
5.75%, 01/01/38		1,150	1,293,359
Pharr-San Juan-Alamo Independent School District GO
5.00%, 02/01/38	(Call 02/01/18) (PSF)	300	334,653
Plano Independent School District GO
Series A
5.25%, 02/15/34	(Call 02/15/18)	1,700	1,947,214
Round Rock Independent School District GO
5.00%, 08/01/33	(Call 08/01/18)	500	572,500
San Antonio Independent School District GO
5.00%, 08/15/23	(Call 08/15/15) (PSF)	975	1,069,302
San Antonio Public Facilities Corp. RB Lease Appropriation
4.00%, 09/15/42	(Call 09/15/22)	2,000	1,912,060
State of Texas GO
4.50%, 04/01/33	(Call 04/01/17)	2,870	3,060,998
5.00%, 10/01/15		1,250	1,384,937
5.00%, 10/01/16		1,000	1,146,410
5.00%, 10/01/21		1,000	1,231,360
5.00%, 04/01/26	(Call 04/01/18)	1,050	1,200,392
5.00%, 04/01/27	(Call 04/01/18)	1,300	1,481,857
5.00%, 04/01/28	(Call 04/01/16)	1,000	1,099,420
5.00%, 04/01/30	(Call 04/01/16)	2,850	3,116,275
5.00%, 04/01/36	(Call 04/01/22)	1,500	1,708,740
5.00%, 04/01/42	(Call 04/01/22)	3,000	3,375,660
Series A
4.75%, 04/01/35	(Call 04/01/15)	5,600	5,919,480
5.00%, 04/01/26	(Call 04/01/15)	2,850	3,056,967
5.00%, 04/01/33	(Call 04/01/17)	3,800	4,214,884
Tarrant Regional Water District RB Water Revenue
5.00%, 03/01/37	(Call 03/01/22)	1,500	1,686,285
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/13		995	998,980
5.00%, 07/01/14		1,270	1,335,367
5.00%, 07/01/15		2,740	3,000,629
5.00%, 01/01/16		500	556,580
5.00%, 01/01/17	(Call 01/01/16)	1,000	1,110,710
5.00%, 07/01/17	(Call 01/01/16)	1,500	1,666,065

241

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series B
5.00%, 07/01/18	(Call 07/01/15)	$1,330	$1,451,855
5.00%, 07/01/19	(Call 07/01/14)	1,500	1,573,920
5.00%, 01/01/20	(Call 07/01/13)	675	687,069
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
4.50%, 04/01/15		300	322,731
5.00%, 04/01/23	(Call 04/01/16)	500	558,450
5.25%, 04/01/14		2,550	2,657,176
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/16		500	562,160
5.00%, 04/01/24	(Call 04/01/17)	2,000	2,283,460
5.00%, 04/01/25	(Call 04/01/16)	500	557,555
5.00%, 04/01/26	(Call 04/01/17)	1,000	1,136,900
5.00%, 04/01/27	(Call 04/01/17)	4,650	5,239,201
Series A
4.00%, 08/15/38	(Call 08/15/22)	2,500	2,407,500
5.00%, 04/01/17		800	926,184
5.00%, 08/15/41	(Call 08/15/22)	2,100	2,236,941
Series B
1.25%, 08/15/42	(Call 02/15/15)	1,500	1,510,140
Texas State Transportation Commission RB Miscellaneous Revenue
5.00%, 04/01/20	(Call 04/01/16)	595	665,091
Texas State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 08/15/21	(AMBAC)	500	385,195
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/27	(Call 07/15/17)	250	283,743
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/22		1,000	1,239,250
Series B
5.00%, 08/15/43	(Call 08/15/22)	1,000	1,129,730

			276,280,553
UTAH — 0.67%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/21	(Call 07/01/18)	1,000	1,167,980
5.25%, 07/01/20	(PR 07/01/13)	1,000	1,004,170
5.25%, 07/01/22	(PR 07/01/13)	1,000	1,004,170
5.50%, 07/01/14	(PR 07/01/13)	1,000	1,004,380
State of Utah GO
Series A
5.00%, 07/01/13		3,000	3,012,120
5.00%, 07/01/16		500	568,425
5.00%, 07/01/16	(PR 07/01/13)	1,400	1,405,544
5.00%, 07/01/17		685	802,162
5.00%, 07/01/22	(Call 07/01/21)	2,540	3,118,917
Series C
4.00%, 07/01/13		2,795	2,803,972
5.00%, 07/01/15		1,375	1,508,815
5.00%, 07/01/18		1,000	1,198,330
Utah Transit Authority RB Sales Tax Revenue
5.00%, 06/15/42	(Call 06/15/22)	1,000	1,095,070
Series A
5.00%, 06/15/28	(Call 06/15/18)	1,275	1,461,902
5.00%, 06/15/32	(Call 06/15/18) (AGM)	1,500	1,686,120
5.00%, 06/15/36	(Call 06/15/18) (AGM)	1,500	1,666,575

			24,508,652

Security		Principal (000s)	Value

VIRGIN ISLANDS — 0.03%
Virgin Islands Public Finance Authority RB Sales Tax Revenue
5.00%, 10/01/25	(Call 10/01/20)	$650	$722,319
5.00%, 10/01/29	(Call 10/01/20)	505	550,526

			1,272,845
VIRGINIA — 0.64%
Commonwealth of Virginia GO
Series D
5.00%, 06/01/18		500	597,895
5.00%, 06/01/19		500	607,530
County of Fairfax GO
Series A
5.00%, 10/01/13	(SAW)	1,500	1,524,135
Series B
5.00%, 04/01/23	(SAW)	1,000	1,255,420
Series C
5.00%, 10/01/16	(SAW)	425	487,377
5.00%, 10/01/17	(SAW)	2,360	2,784,611
County of Loudoun GO
Series B
5.00%, 11/01/19		500	611,685
Hampton Roads Sanitation District RB Sewer Revenue
5.00%, 04/01/38	(Call 04/01/18)	375	415,410
Upper Occoquan Sewage Authority RB Sewer Revenue
Series A
5.15%, 07/01/20	(NPFGC)	1,000	1,186,630
Virginia College Building Authority RB College & University Revenue
5.00%, 09/01/20		900	1,091,025
Virginia Commonwealth Transportation Board RB Fuel Sales Tax Revenue
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,168,870
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/13		500	508,035
Virginia Commonwealth Transportation Board RB Transit Revenue
4.00%, 05/15/29	(Call 05/15/21) (SAP)	1,000	1,059,390
5.00%, 05/15/27	(Call 05/15/21) (SAP)	500	582,855
5.00%, 05/15/33	(Call 05/15/21) (SAP)	1,000	1,128,530
5.00%, 05/15/34	(Call 05/15/21) (SAP)	1,000	1,124,780
Virginia Public School Authority RB Miscellaneous Revenue
5.00%, 08/01/23	(Call 08/01/22) (GOI)	1,000	1,214,910
Series B
5.25%, 08/01/14		1,505	1,592,997
Series C
5.00%, 08/01/15	(SAW)	680	747,252
5.00%, 08/01/18	(SAW)	2,475	2,952,774
5.00%, 08/01/19	(SAW)	750	905,363

			23,547,474

242

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

WASHINGTON — 2.74%
Central Puget Sound Regional Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/32	(Call 11/01/17) (AGM)	$1,400	$1,558,676
5.00%, 11/01/36	(Call 11/01/17)	3,150	3,518,266
City of Seattle RB Electric Power & Light Revenues
Series A
5.25%, 02/01/36	(Call 02/01/21)	1,200	1,358,172
Series B
5.00%, 02/01/21	(Call 02/01/20)	500	595,855
5.00%, 02/01/22	(Call 02/01/20)	1,000	1,178,810
5.00%, 02/01/24	(Call 02/01/20)	500	579,490
City of Tacoma Electric System Revenue RB Electric Power & Light Revenues
Series A
4.00%, 01/01/42	(Call 07/01/23)	1,000	978,280
County of King GOL
4.75%, 01/01/34	(Call 01/01/18)	900	998,064
County of King RB Sewer Revenue
5.00%, 01/01/38	(Call 01/01/18)	4,600	5,147,906
5.00%, 01/01/45	(Call 07/01/20)	1,000	1,073,220
5.00%, 01/01/52	(Call 01/01/22)	1,000	1,081,830
5.13%, 01/01/41	(Call 01/01/21)	500	553,855
Series B
5.00%, 01/01/15		2,000	2,147,700
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13	(AMBAC)	605	607,438
5.00%, 07/01/14		1,000	1,051,470
5.00%, 07/01/15		250	273,780
5.00%, 07/01/17		3,000	3,495,360
5.00%, 07/01/19		1,365	1,644,443
5.00%, 07/01/21		1,000	1,217,070
5.00%, 07/01/22	(Call 07/01/21)	1,500	1,724,135
5.00%, 07/01/23	(Call 07/01/21)	2,000	2,373,540
5.00%, 07/01/24	(Call 07/01/16)	2,370	2,643,759
5.25%, 07/01/13	(NPFGC)	2,670	2,681,321
5.25%, 07/01/16		580	661,884
5.25%, 07/01/18		125	150,305
5.25%, 07/01/18	(Call 07/01/14) (NPFGC)	150	157,865
5.50%, 07/01/13		330	331,469
5.50%, 07/01/15		2,295	2,537,077
Series B
5.00%, 07/01/17		100	116,512
Series C
5.00%, 07/01/14		875	920,036
FYI Properties RB Lease Non-Terminable
5.50%, 06/01/39	(Call 06/01/19)	1,000	1,101,710
King County School District No. 1 Seattle GOL
Series A
5.00%, 06/01/13		1,000	1,000,000
NJB Properties RB Lease Revenue
Series A
5.00%, 12/01/36	(Call 12/01/16) (GTD)	1,000	1,064,540
Port of Seattle RB Port Airport & Marina Revenue
5.00%, 06/01/30	(Call 06/01/20)	800	904,120
5.00%, 06/01/40	(Call 06/01/20)	1,600	1,764,576
Series A
5.00%, 08/01/31	(Call 08/01/22)	1,000	1,138,570

Security		Principal (000s)	Value

Snohomish County School District No. 201 GO
5.25%, 12/01/27	(Call 12/01/18) (GTD)	$500	$585,490
State of Washington GO
5.00%, 01/01/16		1,310	1,458,240
Series A
4.00%, 07/01/13		1,000	1,003,200
5.00%, 07/01/25	(Call 07/01/18)	1,330	1,546,338
5.00%, 07/01/27	(Call 07/01/18)	4,750	5,471,477
5.00%, 07/01/31	(Call 07/01/18)	3,400	3,868,622
5.00%, 08/01/35	(Call 08/01/21)	500	563,825
Series B-1
4.00%, 08/01/14		500	521,835
Series C
5.00%, 01/01/27	(Call 01/01/18)	1,000	1,149,670
5.00%, 01/01/28	(Call 01/01/18)	1,000	1,142,530
5.00%, 06/01/41	(Call 06/01/21)	5,000	5,559,950
Series D
5.00%, 01/01/29	(PR 01/01/14) (AMBAC)	1,675	1,720,945
5.00%, 02/01/34	(Call 02/01/22)	1,000	1,130,410
Series E
5.00%, 01/01/31	(PR 01/01/16) (AMBAC)	1,500	1,672,215
5.00%, 02/01/31	(Call 02/01/19)	1,500	1,731,210
Series R
5.00%, 07/01/20		2,000	2,428,280
5.00%, 01/01/21	(Call 01/01/15) (AMBAC)	2,685	2,869,996
Series R-2006A
5.00%, 07/01/13	(AMBAC)	525	527,116
5.00%, 07/01/19	(Call 07/01/15) (AMBAC)	2,455	2,678,307
Series R-2010A
5.00%, 01/01/15		555	595,709
Series R-2011C
5.00%, 07/01/16		400	453,424
5.00%, 07/01/17		350	407,792
Series R-2012C
5.00%, 07/01/20		1,000	1,214,890
5.00%, 07/01/24	(Call 07/01/22)	2,000	2,403,120
5.00%, 07/01/25	(Call 07/01/22)	1,000	1,191,260
5.00%, 07/01/26	(Call 07/01/22)	1,500	1,772,265
State of Washington RB Federal Grant Revenue
5.00%, 09/01/21		1,000	1,209,310
Series F
5.00%, 09/01/24	(Call 09/01/22)	1,500	1,778,850
University of Washington RB College & University Revenue
Series A
5.00%, 07/01/41	(Call 07/01/22)	1,000	1,119,130

			100,106,510
WEST VIRGINIA — 0.06%
State of West Virginia GO
5.00%, 06/01/15	(NPFGC-FGIC)	1,000	1,091,120
West Virginia University Board of Governors RB College & University Revenue
Series B
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,129,930

			2,221,050
WISCONSIN — 0.83%
State of Wisconsin GO
Series 1
4.00%, 05/01/15		3,000	3,205,410

243

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

5.00%, 05/01/16	(AMBAC)	$550	$620,263
5.00%, 05/01/18	(Call 05/01/15) (NPFGC)	3,000	3,245,970
5.00%, 05/01/21		500	610,290
5.50%, 05/01/14	(NPFGC)	2,285	2,395,708
Series 2
5.00%, 11/01/20		1,500	1,832,580
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,217,460
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	1,000	1,127,750
Series B
5.00%, 05/01/22	(Call 05/01/21)	1,500	1,810,920
State of Wisconsin RB General Fund
Series A
5.38%, 05/01/25	(Call 05/01/19) (SAP)	2,050	2,431,669
5.63%, 05/01/28	(Call 05/01/19) (SAP)	1,470	1,750,549
5.75%, 05/01/33	(Call 05/01/19) (SAP)	3,000	3,547,560
6.00%, 05/01/36	(Call 05/01/19) (SAP)	2,360	2,821,640
6.25%, 05/01/37	(Call 05/01/19) (SAP)	1,000	1,214,230
State of Wisconsin RB Transit Revenue Series A
5.00%, 07/01/20	(AGM)	2,000	2,428,280

			30,260,279

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $3,439,733,148)			3,600,651,388

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.53%

MONEY MARKET FUNDS — 0.53%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.02%[a,b]	$19,418	$19,418,219

		19,418,219

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,418,219)		19,418,219

TOTAL INVESTMENTS IN SECURITIES — 99.14%
(Cost: $3,459,151,367)		3,620,069,607
Other Assets, Less Liabilities — 0.86%		31,488,004

NET ASSETS — 100.00%		$3,651,557,611

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGC-ICC  —  Assured Guaranty Corp. — Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC IXIS Financial Guaranty

FGIC  —  Financial Guaranty Insurance Co.

HERBIP  —  Higher Education Revenue Bond Intercept Program

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

244

Schedule of Investments  (Unaudited)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.34%

NEW YORK — 98.34%
Brooklyn Arena Local Development Corp. RB Recreational Revenue
6.25%, 07/15/40	(Call 01/15/20)	$250	$290,312
6.38%, 07/15/43	(Call 01/15/20)	700	816,207
City of New York GO
Series A
5.00%, 08/01/20	(Call 08/01/16) (AGM)	250	282,483
5.00%, 08/01/25	(Call 08/01/16)	400	449,564
Series A-1
5.00%, 08/01/17		1,100	1,279,113
5.00%, 08/01/19	(Call 08/01/17)	150	173,742
5.00%, 08/01/27	(Call 08/01/21)	250	288,365
5.00%, 08/01/31	(Call 08/01/21)	200	226,914
Series B
5.00%, 08/01/13		105	105,844
5.00%, 08/01/16		135	152,947
5.00%, 08/01/20		100	120,577
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	195	232,274
Series C
5.00%, 08/01/19		230	275,059
Series C-1
5.00%, 10/01/19	(Call 10/01/17)	150	174,506
5.00%, 10/01/20	(Call 10/01/17)	250	290,382
5.00%, 10/01/24	(Call 10/01/17) (AGM)	1,000	1,154,650
Series E
4.00%, 08/01/14		220	229,572
5.00%, 08/01/27	(Call 08/01/19)	500	589,325
Series F
5.00%, 08/01/21		710	858,681
5.00%, 08/01/31	(Call 02/01/22)	250	285,440
Series F-1
5.00%, 03/01/32	(Call 03/01/23)	350	401,128
Series G
4.00%, 08/01/18	(Call 08/01/17)	145	160,889
5.00%, 08/01/14		500	527,575
5.00%, 08/01/24	(Call 08/01/17)	350	402,465
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,170,870
5.00%, 04/01/27	(Call 04/01/22)	250	291,335

Security		Principal (000s)	Value

Series H-1
5.00%, 03/01/23	(Call 03/01/19)	$490	$570,478
Series I
5.00%, 08/01/23	(Call 08/01/22)	500	603,720
5.00%, 08/01/27	(Call 08/01/22)	250	292,477
Series I-1
5.00%, 04/01/23	(Call 04/01/19)	160	186,514
Series J
5.00%, 08/01/19		500	597,955
5.00%, 08/01/21		150	181,412
5.00%, 05/15/23	(Call 05/15/14)	5	5,214
5.25%, 06/01/28	(PR 06/01/13)	1,000	1,000,000
5.50%, 06/01/20	(PR 06/01/13)	135	135,000
Series J-1
5.00%, 05/15/33	(Call 05/15/19)	400	463,404
5.00%, 05/15/36	(Call 05/15/19)	905	1,048,452
Series L-1
5.00%, 04/01/25	(Call 04/01/18)	810	933,306
Series M
5.00%, 04/01/25	(Call 04/01/15) (FGIC)	200	215,868
Erie County Industrial Development Agency RB Lease Appropriation
Series A
5.00%, 05/01/31	(Call 05/01/19)	100	111,204
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	675	687,811
5.00%, 02/15/47	(Call 02/15/17)	2,180	2,279,277
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	650	679,601
5.25%, 02/15/47	(Call 02/15/21)	500	548,960
5.75%, 02/15/47	(Call 02/15/21)	1,000	1,153,470
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/38	(Call 05/01/21)	1,000	1,073,570
5.50%, 04/01/22	(Call 04/01/19)	500	588,120
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	625	725,775
6.25%, 04/01/33	(Call 04/01/19)	250	302,395

245

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series B
5.00%, 09/01/29	(Call 09/01/22)	$250	$278,565
5.00%, 12/01/35	(Call 06/01/16)	350	371,525
5.25%, 12/01/13		275	281,812
Series C
5.00%, 09/01/35	(Call 09/01/16)	225	238,734
Series E
5.00%, 12/01/21	(Call 12/01/16) (NPFGC-FGIC)	400	444,380
5.00%, 12/01/22	(Call 12/01/16) (NPFGC-FGIC)	250	277,558
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	2,030	2,230,625
5.00%, 04/01/29	(PR 10/01/14) (AGM)	730	775,669
Metropolitan Transportation Authority RB Highway Revenue Tolls
Series B
5.00%, 11/15/28	(PR 11/15/13) (NPFGC)	233	237,536
5.25%, 11/15/32	(PR 11/15/13)	2,015	2,060,942
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series C
5.00%, 11/15/41	(Call 11/15/22)	500	540,670
Metropolitan Transportation Authority RB Miscellaneous Taxes
Series A
0.00%, 11/15/30		1,100	579,447
5.00%, 11/15/24	(Call 11/15/22)	500	597,995
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/27		1,300	1,327,352
Series A
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	200	214,660
5.00%, 11/15/18		250	295,222
5.00%, 11/15/31	(Call 11/15/16)	600	658,884

Security		Principal (000s)	Value

5.00%, 11/15/37	(Call 11/15/21)	$455	$496,223
5.00%, 11/15/46	(Call 11/15/21)	500	532,895
5.50%, 11/15/39	(Call 11/15/18)	700	791,168
Series B
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	1,600	1,709,488
5.00%, 11/15/34	(Call 11/15/19)	650	716,547
Series C
5.00%, 11/15/42		500	537,320
6.25%, 11/15/23	(Call 11/15/18)	100	122,303
Series D
4.00%, 11/15/15		100	108,416
4.00%, 11/15/32	(Call 11/15/22)	250	250,460
5.00%, 11/15/25	(Call 11/15/22)	230	267,934
5.00%, 11/15/30	(Call 11/15/22)	890	1,005,851
Series D-1
5.00%, 11/01/22		250	296,872
Series F
5.00%, 11/15/30	(Call 11/15/22)	250	281,895
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series A
5.00%, 11/15/16		640	736,730
Series H
5.25%, 11/15/13	(AMBAC)	95	97,217
5.25%, 11/15/15	(PR 11/15/14) (AMBAC)	255	273,309
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue Series A
5.38%, 11/01/28	(Call 11/01/18) (BHAC)	235	273,660
New York City Educational Construction Fund RB Lease Revenue
Series A
5.75%, 04/01/41	(Call 04/01/21)	445	524,846
New York City Industrial Development Agency RB Recreational Revenue
4.50%, 03/01/39	(Call 09/01/16) (FGIC)	270	271,442

246

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

5.00%, 03/01/31	(Call 09/01/16) (FGIC)	$210	$217,625
5.00%, 03/01/36	(Call 09/01/16) (NPFGC)	275	283,033
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	455	464,523
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
5.00%, 06/15/37	(Call 06/15/17)	100	108,845
Series B
5.00%, 06/15/14	(ETM) (AGM)	140	146,990
Series CC
5.00%, 06/15/29	(Call 06/15/18)	185	212,887
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26	(Call 06/15/21)	750	874,807
5.00%, 06/15/31	(Call 06/15/21)	160	181,118
5.00%, 06/15/44	(Call 12/15/21)	500	547,595
5.38%, 06/15/43	(Call 12/15/20)	125	141,795
Series A
5.00%, 06/15/38	(Call 06/15/17)	350	383,358
5.00%, 06/15/39	(Call 06/15/14)	255	264,634
5.88%, 06/15/13	(ETM) (AMBAC)	100	100,219
Series AA
4.75%, 06/15/33	(Call 06/15/17)	400	433,572
5.00%, 06/15/44	(Call 06/15/21)	150	163,560
Series BB
4.00%, 06/15/47	(Call 12/15/22)	400	392,580
5.00%, 06/15/31	(Call 06/15/20)	500	565,880

Security		Principal (000s)	Value

Series C
4.75%, 06/15/33	(Call 06/15/16)	$250	$271,460
5.00%, 06/15/25	(Call 06/15/15) (NPFGC)	600	653,208
5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	455	490,845
Series CC
5.00%, 06/15/45	(Call 12/15/21)	1,650	1,790,695
5.00%, 06/15/47	(Call 06/15/23)	400	437,248
Series D
5.00%, 06/15/37	(Call 06/15/15)	250	267,188
Series DD
4.75%, 06/15/35	(Call 06/15/17)	250	268,513
4.75%, 06/15/36	(Call 06/15/17)	980	1,053,020
Series FF
5.00%, 06/15/45	(Call 06/15/22)	500	544,730
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	500	546,320
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	1,675	1,835,331
5.25%, 06/15/32	(Call 06/15/19)	750	865,590
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 11/01/15	(ETM)	100	110,268
5.00%, 11/01/15		400	444,340
Series A
5.00%, 11/01/21		500	613,115
5.00%, 11/01/27	(Call 11/01/21)	400	468,516
5.00%, 05/01/29	(Call 05/01/19)	150	176,069
Series A-1
5.00%, 08/01/13	(ETM)	190	191,503
5.00%, 08/01/20	(PR 08/01/16)	1,000	1,134,870
Series B
5.00%, 11/01/19		400	487,244
5.00%, 11/01/20	(Call 11/01/19)	325	392,229

247

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

5.00%, 11/01/21	(Call 05/01/17)	$175	$200,825
5.00%, 11/01/21	(PR 05/01/17)	75	86,976
5.00%, 11/01/30	(Call 05/01/17)	100	111,822
Series C
5.00%, 11/01/39	(Call 11/01/20)	250	276,020
Series D
5.00%, 11/01/23	(Call 05/01/20)	250	296,095
5.00%, 02/01/25	(Call 02/01/21)	155	181,601
5.00%, 02/01/27	(Call 02/01/21)	250	289,382
5.00%, 02/01/31	(Call 02/01/21)	300	341,028
5.00%, 02/01/35	(Call 02/01/21)	500	557,860
Series E
5.00%, 11/01/23	(Call 05/01/21)	115	136,833
Series E-1
5.00%, 02/01/42	(Call 02/01/22)	250	276,633
Series F-1
5.00%, 05/01/39	(Call 05/01/22)	670	743,680
Series S-1
5.00%, 07/15/32	(Call 07/15/22) (SAW)	1,000	1,123,720
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	235	243,418
4.75%, 01/15/38	(Call 01/15/18) (SAW)	250	265,793
5.00%, 01/15/26	(Call 01/15/18) (SAW)	470	531,622
5.00%, 01/15/34	(Call 01/15/18) (SAW)	500	552,600
Series S-2
5.00%, 01/15/37	(Call 01/15/17) (NPFGC-FGIC)	100	108,754
Series S-3
5.25%, 01/15/30	(Call 01/15/19) (SAW)	500	571,980
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	500	578,500
New York City Transitional Finance Authority RB Miscellaneous Taxes
Series A-1
5.00%, 11/01/13		260	265,281
5.00%, 11/01/19	(Call 05/01/15)	350	379,466

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Sales Tax Revenue
5.00%, 08/01/21	(PR 08/01/16)	$725	$822,781
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	(Call 10/01/18)	500	574,485
New York City Water & Sewer System RB Water Revenue
Series DD
5.00%, 06/15/35	(Call 06/15/23)	400	452,952
Series GG
5.00%, 06/15/26	(Call 06/15/21)	260	303,267
Series GG-2
5.25%, 06/15/40	(Call 06/15/19)	230	263,118
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	375	401,497
5.00%, 11/15/35	(Call 11/15/15) (AMBAC)	500	534,835
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	645	679,894
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51	(Call 11/15/21)	250	289,867
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41	(Call 12/15/21) (GOI)	500	552,220
5.25%, 12/15/43	(Call 12/15/21) (GOI)	740	830,798
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/15	(GOI)	350	379,918
5.00%, 04/01/19	(Call 04/01/18)	535	629,090
5.00%, 04/01/20	(Call 04/01/18)	150	175,877
Series B
5.00%, 04/01/19	(GOI)	285	342,989
Series C
0.00%, 04/01/14	(GOI)	1,025	1,023,042
5.50%, 04/01/17	(GOI)	550	622,600

248

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series E
5.25%, 04/01/16	(GOI)	$150	$164,766
New York Municipal Bond Bank Agency RB Miscellaneous Revenue
5.00%, 12/01/19	(SAW)	50	60,224
Series A
4.00%, 12/01/15	(SAW)	1,000	1,088,110
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/22	(Call 07/01/18)	500	578,690
5.00%, 09/01/38	(Call 09/01/19)	380	413,733
5.13%, 07/01/34	(Call 07/01/14) (AMBAC)	300	311,097
Series 1
5.50%, 07/01/40	(AMBAC)	400	512,184
Series A
5.00%, 07/01/37	(Call 07/01/22)	250	283,535
Series E
6.13%, 01/01/31	(Call 01/01/19)	250	289,915
New York State Dormitory Authority RB Hospital Revenue
5.50%, 07/01/23	(NPFGC)	200	251,762
Series A
5.25%, 08/15/15	(Call 08/15/14) (AGM, FHA)	560	592,150
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 12/15/20		150	183,537
5.00%, 12/15/24	(Call 12/15/22)	250	303,530
5.00%, 12/15/25	(Call 12/15/22)	1,000	1,190,580
5.00%, 03/15/28	(Call 03/15/18)	500	570,125
Series B
5.00%, 03/15/28	(Call 03/15/19)	200	233,384
5.00%, 03/15/31	(Call 03/15/22)	1,000	1,141,020
5.00%, 03/15/42	(Call 03/15/22)	1,000	1,105,420
Series C
5.00%, 03/15/22	(Call 03/15/18)	500	581,360
5.00%, 03/15/25	(Call 03/15/18)	525	605,430
5.00%, 03/15/31	(Call 03/15/21)	250	281,713
5.00%, 12/15/31	(Call 12/15/16)	250	278,055
Series D
5.00%, 02/15/42	(Call 02/15/22)	250	276,143
Series F
5.00%, 03/15/22	(PR 03/15/15) (AGM)	165	178,502
5.00%, 03/15/30	(Call 03/15/15)	250	265,703

Security		Principal (000s)	Value

New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		$500	$546,960
5.00%, 07/01/22	(Call 07/01/19)	250	292,350
Series A
5.00%, 05/15/20		520	627,125
5.25%, 05/15/15		450	477,072
New York State Environmental Facilities Corp. RB Water Revenue
Series A
4.00%, 06/15/26	(Call 06/15/22)	750	821,767
4.75%, 06/15/31	(Call 06/15/16)	1,000	1,087,080
5.00%, 06/15/16		245	278,607
5.00%, 06/15/22		350	433,671
5.00%, 06/15/23	(Call 06/15/22)	400	490,748
5.00%, 06/15/24	(Call 06/15/22)	250	303,622
5.00%, 06/15/34	(Call 06/15/19)	180	207,113
5.13%, 06/15/38	(Call 06/15/19)	350	401,628
Series B
5.00%, 06/15/33	(Call 06/15/18)	500	564,575
5.00%, 06/15/41	(Call 06/15/21)	250	282,428
Series D
5.00%, 06/15/22		500	619,530
Series E
5.00%, 06/15/30	(Call 06/15/14)	750	781,432
New York State Power Authority RB Electric Power & Light Revenues
Series A
4.50%, 11/15/47	(Call 11/15/17) (NPFGC)	480	496,574
5.00%, 11/15/22	(GOI)	1,495	1,859,989
Series C
5.00%, 11/15/15	(NPFGC)	550	611,902
5.00%, 11/15/16	(NPFGC)	125	143,893
5.00%, 11/15/17		230	272,311
5.00%, 11/15/20	(Call 11/15/17) (NPFGC)	250	291,522
5.00%, 11/15/21	(Call 11/15/17) (NPFGC)	325	378,979
New York State Thruway Authority RB Highway Revenue Tolls
Series A
5.00%, 04/01/27	(Call 04/01/18)	750	846,960

249

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series B
4.13%, 04/01/19	(Call 10/01/15) (AMBAC)	$500	$531,525
5.00%, 04/01/15	(AGM)	500	542,355
5.00%, 04/01/17	(Call 10/01/15) (NPFGC-FGIC)	300	330,465
5.50%, 04/01/20	(AMBAC)	250	309,992
Series F
4.00%, 01/01/15	(AMBAC)	250	263,538
Series H
4.00%, 01/01/18	(NPFGC)	100	112,212
5.00%, 01/01/19	(Call 01/01/18) (NPFGC)	400	463,512
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	225	258,890
Series I
5.00%, 01/01/37	(Call 01/01/22)	300	329,373
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/18		500	591,175
5.00%, 03/15/21	(Call 09/15/20)	500	605,175
5.00%, 03/15/23	(Call 09/15/21)	500	602,340
5.00%, 03/15/26	(Call 09/15/18)	300	347,268
5.00%, 03/15/29	(Call 09/15/20)	250	289,238
Series C
5.25%, 03/15/19		250	302,497
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/16		250	280,800
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	200	225,796
Series B
5.00%, 04/01/14		400	416,048
Series I
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,087,160
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		250	296,140
Series A
5.00%, 03/15/19		250	299,040
5.00%, 03/15/31	(Call 03/15/21)	250	281,713
Series A-1
5.00%, 12/15/16		400	461,760
5.00%, 12/15/18		285	343,798
5.00%, 03/15/21		250	304,320
5.00%, 03/15/28	(Call 03/15/23)	500	581,955
5.00%, 03/15/43	(Call 03/15/23)	140	156,043
Series B
5.00%, 03/15/32	(Call 03/15/17)	250	277,343

Security		Principal (000s)	Value

Series B-1
5.00%, 03/15/28	(Call 03/15/19)	$250	$291,730
5.00%, 03/15/36	(Call 03/15/19)	500	562,215
5.25%, 03/15/38	(Call 03/15/19)	120	138,869
Series C
5.00%, 12/15/15		200	223,236
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/21	(Call 07/01/18)	750	870,015
Series D
5.25%, 01/01/17		160	183,754
5.25%, 01/01/20	(Call 01/01/19)	350	412,842
5.63%, 01/01/28	(Call 01/01/19)	400	452,060
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.00%, 09/15/31	(Call 09/15/19)	500	524,930
4.00%, 12/01/31	(Call 06/01/22) (GOI)	500	528,660
4.00%, 06/01/32	(Call 06/01/22)	170	178,660
4.50%, 09/15/39	(Call 09/15/19) (GOI)	475	499,391
4.75%, 07/15/31	(Call 07/15/18) (GOI)	200	217,574
4.75%, 07/15/32	(Call 07/15/18) (GOI)	130	140,940
4.75%, 11/15/32	(Call 11/15/17) (GOI)	210	228,467
5.00%, 10/01/27	(Call 10/01/16) (GOI)	700	775,194
5.00%, 12/01/29	(Call 06/01/15) (GOI)	925	995,503
5.00%, 10/01/31	(Call 10/01/16) (GOI)	150	165,933
5.00%, 07/15/32	(Call 07/15/20) (GOI)	275	308,712
5.00%, 07/15/35	(Call 07/15/18) (GOI)	200	225,692
5.00%, 10/01/35	(Call 10/01/16) (GOI)	550	609,367
5.00%, 09/15/36	(Call 09/15/19) (GOI)	200	225,858
5.00%, 01/15/41	(Call 01/15/21) (GOI)	250	274,538

250

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/17	(Call 10/15/14) (NPFGC)	$1,095	$1,164,116
5.00%, 10/15/20	(Call 10/15/14) (NPFGC)	143	151,372
5.00%, 10/15/23	(Call 10/15/14) (NPFGC)	405	429,984
5.00%, 10/15/29	(Call 10/15/14) (AMBAC)	625	657,787
5.00%, 10/15/32	(Call 10/15/14) (AMBAC)	1,420	1,494,209
5.25%, 10/15/18	(Call 10/15/14) (NPFGC)	500	533,125
5.25%, 10/15/19	(Call 10/15/14) (NPFGC)	185	197,203
State of New York GO
Series A
5.00%, 02/15/34	(Call 02/15/19)	420	478,733
5.00%, 02/15/39	(Call 02/15/19)	250	282,948
Series C
3.00%, 02/01/16		100	106,616
4.50%, 02/01/17		100	113,861
5.00%, 04/15/14		350	365,144
5.00%, 04/15/15		500	544,765
5.00%, 04/15/16	(Call 04/15/15)	600	652,350
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
5.00%, 11/15/19	(PR 05/15/18) (GOI)	250	299,695
5.00%, 01/01/23	(Call 01/01/22)	75	90,237
5.00%, 11/15/37	(Call 05/15/18) (GOI)	775	850,361
5.25%, 01/01/28	(PR 01/01/22) (GOI)	65	81,935
Series B
0.00%, 11/15/32		500	241,025
4.00%, 11/15/16		500	556,665
5.00%, 11/15/20		450	550,003
5.00%, 11/15/25	(Call 11/15/22)	710	847,101
5.00%, 11/15/27	(Call 11/15/22)	415	489,248
5.25%, 11/15/13	(GOI)	200	204,608
5.50%, 01/01/30	(PR 01/01/22) (GOI)	300	384,066
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	550	610,115
Series D
5.00%, 11/15/31	(Call 11/15/18)	650	707,115
Series E
5.50%, 11/15/19	(NPFGC)	150	185,279
Triborough Bridge & Tunnel Authority RB Transit Revenue
Series A
5.00%, 11/15/32	(Call 11/15/17)	600	668,970

			140,567,549

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $134,122,200)			140,567,549

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 2.18%

MONEY MARKET FUNDS — 2.18%
BlackRock Liquidity Funds — New York Money Fund, Institutional Shares
0.01%[a,b]	3,116	$3,115,833

		3,115,833

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,115,833)		3,115,833

TOTAL INVESTMENTS IN SECURITIES — 100.52%
(Cost: $137,238,033)		143,683,382
Other Assets, Less Liabilities — (0.52)%		(747,515)

NET ASSETS — 100.00%		$142,935,867

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

PR  —  Prerefunded

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

FHA  —  Federal Housing Administration

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

251

Schedule of Investments  (Unaudited)

iSHARES® SHORT TREASURY BOND ETF

May 31, 2013

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.68%
U.S. Treasury Bills
0.00%, 08/01/13	$837,830	$837,787,430
U.S. Treasury Notes
0.13%, 08/31/13	373,571	373,615,832
0.25%, 10/31/13	226,708	226,850,835
0.25%, 03/31/14	112,724	112,820,941
0.25%, 05/31/14	162,000	162,145,782
0.38%, 07/31/13	184,260	184,339,230
1.00%, 01/15/14	575,478	578,602,840
1.13%, 06/15/13	175,689	175,739,962
1.75%, 01/31/14	10,958	11,075,470
1.75%, 03/31/14	196,209	198,798,973
2.00%, 11/30/13	183,460	185,166,178
3.38%, 07/31/13	481,900	484,439,613
4.25%, 08/15/13	207,449	209,191,563
4.75%, 05/15/14	363,591	379,399,962

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,119,963,095)		4,119,974,611

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	926	925,637

TOTAL SHORT-TERM INVESTMENTS
(Cost: $925,637)		925,637

TOTAL INVESTMENTS IN SECURITIES — 99.70%
(Cost: $4,120,888,732)		4,120,900,248
Other Assets, Less Liabilities — 0.30%		12,461,240

NET ASSETS — 100.00%		$4,133,361,488

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

252

Schedule of Investments  (Unaudited)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.45%

ALABAMA — 0.08%
Alabama Public School & College Authority RB Sales Tax Revenue
Series A
5.00%, 05/01/14		$500	$521,750

			521,750
ALASKA — 0.05%
City of Anchorage GO
Series B
5.25%, 12/01/16	(AMBAC)	265	307,013

			307,013
ARIZONA — 0.88%
Arizona School Facilities Board COP Lease Appropriation
Series A
5.00%, 09/01/13	(NPFGC)	260	263,123
City of Mesa RB Multiple Utility Revenue
4.00%, 07/01/17	(AGM)	50	56,191
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	165	188,349
5.25%, 07/01/16	(NPFGC-FGIC)	135	153,326
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13	(AMBAC)	900	903,627
5.00%, 07/01/15	(Call 07/01/14) (AMBAC)	1,250	1,312,437
Salt River Project Agricultural Improvement & Power District COP Lease Renewal
5.00%, 12/01/14	(Call 12/01/13) (NPFGC)	500	511,515
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series B
4.00%, 01/01/15		1,360	1,438,309
4.00%, 01/01/17		275	305,921
4.00%, 01/01/18		375	424,012

			5,556,810

Security		Principal (000s)	Value

ARKANSAS — 0.13%
State of Arkansas GO
5.00%, 08/01/14		$775	$818,090

			818,090
CALIFORNIA — 20.03%
Bay Area Toll Authority RB Highway Revenue Tolls
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	750	759,900
Series F
5.00%, 04/01/15		860	933,177
Series F-1
5.00%, 04/01/17		750	868,613
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.25%, 07/01/19	(PR 07/01/13) (AGM)	600	602,502
5.25%, 07/01/20	(PR 07/01/13) (AGM)	220	220,917
5.25%, 07/01/21	(PR 07/01/13) (AGM)	1,375	1,380,734
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/14	(NPFGC-FGIC)	500	516,030
5.00%, 02/01/15	(NPFGC-FGIC)	800	862,552
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/17		250	290,693
5.00%, 05/01/17	(AGM)	540	627,896
Series L
4.00%, 05/01/15		100	107,040
5.00%, 05/01/15		2,695	2,935,098
5.00%, 05/01/16		1,315	1,485,582
5.00%, 05/01/17		2,060	2,395,306
Series M
4.00%, 05/01/14		500	517,265
4.00%, 05/01/16		500	550,710

253

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

5.00%, 05/01/14		$1,000	$1,043,680
5.00%, 05/01/15		3,750	4,084,087
5.00%, 05/01/16		875	988,505
Series N
5.00%, 05/01/18		400	475,240
California State Department of Water Resources RB Water Revenue
Series AJ
5.00%, 12/01/16		500	576,645
California State Public Works Board RB Lease Revenue
Series C
5.25%, 06/01/28	(PR 12/01/13)	1,010	1,035,321
Series J
5.25%, 01/01/16	(AMBAC)	1,000	1,113,550
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13		1,410	1,412,059
5.00%, 06/15/13		6,715	6,727,423
Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16	(AMBAC)	195	188,263
Desert Sands Unified School District GO
5.00%, 06/01/29	(PR 06/01/14) (AGM)	400	418,784
East Bay Municipal Utility District RB Water Revenue
Series B
5.00%, 06/01/16		500	566,380
Grossmont-Cuyamaca Community College District GO
Series B
5.00%, 08/01/29	(PR 08/01/15) (FGIC)	1,000	1,097,980
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/17		105	117,888

Security		Principal (000s)	Value

Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		$1,350	$1,578,838
Series B
5.00%, 07/01/14		1,000	1,051,920
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/13		2,000	2,006,400
5.00%, 07/01/16		400	453,948
5.00%, 07/01/17		1,000	1,165,990
Series A-1
5.00%, 07/01/13	(NPFGC)	375	376,481
Series C
5.00%, 01/01/16	(Call 10/01/15)	950	1,049,512
Los Angeles Unified School District GO
5.75%, 07/01/14	(NPFGC)	525	555,923
Series A
5.00%, 07/01/13	(NPFGC)	625	627,525
5.00%, 07/01/21	(PR 07/01/13) (AGM)	1,015	1,019,009
5.00%, 07/01/22	(PR 07/01/13) (AGM)	600	602,370
5.00%, 07/01/23	(PR 07/01/13) (AGM)	2,875	2,886,356
5.00%, 07/01/24	(PR 07/01/13) (AGM)	535	537,113
5.00%, 01/01/28	(PR 07/01/13) (NPFGC)	3,670	3,684,496
5.25%, 07/01/19	(PR 07/01/13) (AGM)	1,450	1,456,032
5.25%, 07/01/20	(PR 07/01/13) (AGM)	1,400	1,405,824
5.50%, 07/01/15	(PR 07/01/13) (NPFGC)	500	502,185
Series A-1
5.50%, 07/01/17	(FGIC)	480	569,290
Series F
5.00%, 07/01/25	(PR 07/01/13) (FGIC)	1,465	1,470,787

254

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

5.00%, 01/01/28	(PR 07/01/13) (FGIC)	$500	$501,975
Series KY
5.00%, 07/01/14		1,050	1,103,802
Metropolitan Water District of Southern California RB Water Revenue
Series B
5.00%, 07/01/13		150	150,602
Series B-3
5.00%, 10/01/29	(PR 10/01/14) (NPFGC)	810	860,787
Series C
5.00%, 07/01/17		1,000	1,171,040
Orange County Sanitation District COP Sewer Revenue
5.00%, 02/01/33	(PR 08/01/13) (NPFGC-FGIC)	2,800	2,822,484
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35	(PR 12/01/14) (AMBAC)	1,300	1,390,701
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/17	(AGM)	100	116,428
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series B
5.00%, 05/15/15		375	409,140
5.00%, 05/15/16		500	565,445
San Diego Unified School District GO
Series F
5.00%, 07/01/28	(PR 07/01/14) (AGM)	225	236,504
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/17	(ETM)	200	194,220

Security		Principal (000s)	Value

Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	$500	$490,940
Series A
5.50%, 01/01/14	(AGM)	500	515,230
Series A-2003-1
5.00%, 07/01/33	(PR 07/01/13) (AMBAC)	840	843,326
State of California GO
3.00%, 09/01/13		1,500	1,510,470
3.00%, 09/01/16		1,645	1,759,936
4.00%, 08/01/13		250	251,580
4.00%, 08/01/14		1,000	1,042,950
4.00%, 04/01/15		300	319,251
4.00%, 08/01/15		475	510,278
4.00%, 10/01/15		325	350,721
4.00%, 04/01/17		300	334,305
4.25%, 04/01/16		645	707,881
5.00%, 03/01/14		2,155	2,231,480
5.00%, 03/01/14	(NPFGC-FGIC)	500	517,745
5.00%, 05/01/14		500	521,590
5.00%, 08/01/14		570	601,116
5.00%, 02/01/15		300	322,548
5.00%, 03/01/15		1,180	1,272,772
5.00%, 04/01/15		1,000	1,082,020
5.00%, 06/01/15		200	217,748
5.00%, 11/01/15		3,045	3,364,634
5.00%, 03/01/16		300	334,491
5.00%, 04/01/16		215	240,407
5.00%, 06/01/16	(XLCA)	1,000	1,124,520
5.00%, 09/01/16		1,000	1,133,880
5.00%, 10/01/16		1,000	1,136,980
5.00%, 11/01/16	(AMBAC)	790	900,639
5.00%, 12/01/16		250	285,780
5.00%, 02/01/17		1,000	1,145,260
5.00%, 03/01/17		1,000	1,148,190
5.00%, 04/01/17		1,750	2,014,390
5.00%, 09/01/17		1,000	1,165,260
5.00%, 10/01/17		300	350,415
5.00%, 02/01/18		700	819,371
5.00%, 04/01/18		2,000	2,351,220
5.00%, 02/01/29	(PR 02/01/14)	600	619,026
5.00%, 02/01/32	(PR 08/01/13)	500	503,965

255

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

5.00%, 02/01/33	(PR 02/01/14)	$1,965	$2,027,310
5.13%, 02/01/28	(PR 02/01/14)	250	258,135
5.25%, 10/01/13		350	355,880
5.25%, 02/01/14	(PR 08/01/13)	55	55,460
5.25%, 02/01/14	(Call 08/01/13)	45	45,369
5.25%, 04/01/29	(PR 04/01/14)	1,000	1,041,770
5.50%, 04/01/28	(PR 04/01/14)	500	521,925
5.50%, 04/01/30	(PR 04/01/14)	2,400	2,505,240
Series A
4.00%, 07/01/16		455	500,723
5.00%, 07/01/15	(PR 07/01/14)	2,665	2,801,261
5.00%, 07/01/15	(Call 07/01/14) (NPFGC)	1,765	1,853,956
5.00%, 07/01/16		1,095	1,237,657
5.00%, 07/01/17		1,000	1,161,400
5.25%, 07/01/13		1,040	1,044,358
5.25%, 07/01/13	(ETM) (NPFGC)	495	497,089
5.25%, 07/01/13	(NPFGC)	565	567,367
5.25%, 07/01/14	(ETM)	1,210	1,275,546
5.25%, 07/01/14		1,010	1,064,479
5.25%, 07/01/14	(NPFGC-FGIC)	2,380	2,508,377
Series B
3.50%, 07/01/23	(Call 07/01/14)	600	620,154
5.00%, 07/01/23	(Call 07/01/14)	1,310	1,375,513
University of California Regents RB College & University Revenue
Series AF
5.00%, 05/15/18		750	891,428
Series J
5.00%, 05/15/14	(NPFGC)	825	862,785

			126,538,444
COLORADO — 1.21%
City & County of Denver RB Port Airport & Marina Revenue
Series B
5.50%, 11/15/33	(PR 11/15/13)	500	511,945
Colorado Department of Transportation RB Highway Revenue Tolls
5.00%, 12/15/16		1,000	1,150,240
Series B
5.00%, 12/15/13	(NPFGC-FGIC)	410	420,594
5.00%, 12/15/15		560	623,728

Security		Principal (000s)	Value

Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/13	(NPFGC)	$1,455	$1,458,012
5.50%, 06/15/15	(NPFGC)	800	882,336
E-470 Public Highway Authority RB Highway Revenue Tolls
Series B
0.00%, 09/01/16	(NPFGC)	130	120,133
Regional Transportation District RB Sales Tax Revenue
Series A
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	500	573,615
5.00%, 11/01/36	(PR 11/01/16) (AMBAC)	1,655	1,898,666

			7,639,269
CONNECTICUT — 1.74%
State of Connecticut GO
Series A
3.50%, 01/01/16	(Call 01/01/14)	500	508,370
5.00%, 01/01/14		3,615	3,716,328
5.00%, 01/01/16		1,500	1,668,105
Series B
5.00%, 12/01/15	(Call 06/01/14) (NPFGC)	250	261,695
5.00%, 05/01/17		1,045	1,210,256
Series C
5.00%, 12/01/15		500	556,335
5.00%, 04/01/22	(PR 04/01/14) (NPFGC-FGIC)	150	155,870
5.50%, 12/15/14		790	853,082
Series D
5.00%, 01/01/14		1,000	1,028,030
State of Connecticut ST Sales Tax Revenue
Series 1
5.00%, 02/01/14		265	273,554
5.00%, 02/01/17		360	413,942
5.00%, 02/01/18		300	352,149

			10,997,716

256

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

DELAWARE — 0.07%
State of Delaware GO
Series 2009C
5.00%, 10/01/15		$285	$315,837
5.00%, 10/01/16		125	143,391

			459,228
DISTRICT OF COLUMBIA — 0.47%
District of Columbia GO
Series B
5.00%, 06/01/17	(AMBAC)	455	524,761
District of Columbia RB Income Tax Revenue
Series C
5.00%, 12/01/13		1,400	1,433,936
District of Columbia Water & Sewer Authority RB Water Revenue
5.00%, 10/01/33	(PR 10/01/13) (NPFGC-FGIC)	1,000	1,015,810

			2,974,507
FLORIDA — 2.84%
City of Gainesville RB Multiple Utility Revenue
Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	2,025	2,240,359
County of Miami-Dade RB Water & Sewer Revenue
Series B
5.00%, 10/01/14	(AGM)	1,000	1,062,630
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/13		1,485	1,490,970
5.00%, 07/01/14		180	189,184
5.00%, 07/01/15		1,945	2,129,794
5.00%, 07/01/16		1,350	1,526,539
Florida State Board of Education GO
Series A
5.00%, 01/01/15		570	612,094
5.00%, 06/01/16		1,000	1,131,160
5.00%, 06/01/17		475	552,283

Security	Principal (000s)	Value

Florida State Board of Education RB Miscellaneous Revenue
Series C
5.00%, 07/01/16	$1,035	$1,172,727
Series E
5.00%, 07/01/17	495	575,324
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series D
5.00%, 07/01/13	1,500	1,506,060
Florida State Turnpike Authority RB Highway Revenue
Series A
5.00%, 07/01/14	75	78,818
JEA St. Johns River Power Park System RB Electric Power & Light Revenues
Series 23
5.00%, 10/01/15	1,000	1,104,870
State of Florida GO
Series A
5.00%, 06/01/14	350	366,762
Series B
5.00%, 06/01/14	1,025	1,074,087
Tampa Bay Water RB Water Revenue
Series A
5.00%, 10/01/16	1,000	1,140,700

		17,954,361
GEORGIA — 1.76%
City of Atlanta RB Port Airport & Marina Revenue
Series B
5.00%, 01/01/15	500	536,265
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
5.00%, 06/01/17	1,000	1,155,010

257

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/16		$500	$562,390
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/13	(NPFGC)	350	350,000
5.00%, 06/01/14	(NPFGC)	1,000	1,046,650
5.00%, 06/01/16	(NPFGC)	230	258,918
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/17		400	462,004
Gwinnett County School District GO
4.50%, 10/01/17		250	289,085
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series B
5.00%, 01/01/16		100	110,880
State of Georgia GO
5.00%, 08/01/20	(PR 08/01/17)	350	410,210
Series A
5.00%, 09/01/19	(PR 09/01/15)	200	220,568
Series B
4.50%, 03/01/21	(PR 03/01/16)	250	277,013
Series C
5.50%, 07/01/14		1,000	1,057,100
5.50%, 07/01/16	(PR 07/01/14)	105	110,913
5.50%, 07/01/16	(Call 07/01/14)	430	454,046
Series E
4.00%, 07/01/13		1,455	1,459,641
5.00%, 08/01/16		305	347,648
5.00%, 08/01/19	(PR 08/01/17)	565	662,197
Series E-2
4.00%, 09/01/16		1,200	1,333,152

			11,103,690
HAWAII — 0.94%
State of Hawaii GO
Series DG
5.00%, 07/01/13	(AMBAC)	1,135	1,139,551
5.00%, 07/01/14	(AMBAC)	1,160	1,219,833
5.00%, 07/01/16	(Call 07/01/15) (AMBAC)	575	628,182

Security		Principal (000s)	Value

Series DT
5.00%, 11/01/17		$300	$353,019
Series DZ
5.00%, 12/01/16		1,000	1,149,910
Series EA
5.00%, 12/01/16		250	287,477
Series EF
5.00%, 11/01/17		1,000	1,176,730

			5,954,702
ILLINOIS — 5.12%
City of Chicago GO
Series A
5.00%, 01/01/15	(AGM)	545	583,809
5.00%, 01/01/34	(PR 01/01/14) (AGM)	2,310	2,374,195
City of Chicago RB Port Airport & Marina Revenue
Series B
5.00%, 01/01/17		270	306,998
5.25%, 01/01/14	(NPFGC-FGIC)	500	514,710
5.25%, 01/01/15	(NPFGC-FGIC)	750	807,105
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.50%, 01/01/14	(AGM)	700	720,860
5.50%, 01/01/15	(AGM)	500	540,455
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	1,000	1,134,210
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	4,050	4,593,550
5.00%, 01/01/28	(PR 07/01/16) (AGM)	2,075	2,353,486
5.00%, 01/01/31	(PR 07/01/16) (AGM)	735	833,644
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/15	(ETM) (NPFGC-FGIC)	275	271,887
0.00%, 06/15/15	(NPFGC-FGIC)	305	299,077
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/35	(PR 12/01/16)	1,830	2,103,420

258

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	$1,100	$1,264,351
State of Illinois GO
4.00%, 04/01/15		290	306,159
5.00%, 01/01/15		500	531,990
5.00%, 01/01/17		1,000	1,121,280
5.00%, 01/01/17	(AGM)	1,000	1,123,140
5.00%, 01/01/18		1,000	1,134,030
First Series
5.50%, 08/01/13	(NPFGC)	725	731,104
5.50%, 08/01/14	(NPFGC)	860	906,965
5.50%, 08/01/15	(XLCA-ICR, NPFGC)	370	406,119
Series B
5.00%, 01/01/14		1,000	1,024,980
5.00%, 03/01/14		370	381,807
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/15		1,500	1,641,525
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,721,985
5.00%, 12/15/17	(Call 12/15/16)	500	573,510
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/14		150	157,442
5.00%, 06/15/15		500	547,280
5.00%, 06/15/16		500	566,310
5.00%, 06/15/17		680	789,324

			32,366,707
INDIANA — 0.59%
Indiana Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 02/01/16		775	865,357
Indiana Finance Authority RB Sewer Revenue
Series C
3.00%, 10/01/16		1,000	1,062,940
Indiana Finance Authority RB Water Revenue
Series A
4.00%, 02/01/16		265	288,895

Security		Principal (000s)	Value

Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.00%, 06/01/28	(PR 06/01/13) (AGM)	$500	$500,000
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.45%, 01/01/35	(PR 07/01/17)	850	1,009,044

			3,726,236

KANSAS — 0.09%
Kansas State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 09/01/16		500	571,565

			571,565

KENTUCKY — 0.30%
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.00%, 08/01/22	(PR 08/01/15) (AGM)	100	109,840
5.25%, 10/01/13	(AGM)	350	355,873
5.25%, 10/01/14	(AGM)	250	266,192
5.25%, 10/01/15	(AGM)	500	553,785
5.25%, 10/01/16	(AGM)	510	584,496

			1,870,186

LOUISIANA — 0.81%
State of Louisiana GO
Series A
5.00%, 08/01/14	(NPFGC)	250	263,840
5.00%, 08/01/15	(NPFGC)	1,875	2,062,012
5.00%, 10/15/18	(PR 10/15/14) (AMBAC)	1,430	1,519,618
5.25%, 08/01/16	(Call 08/01/15) (NPFGC)	750	826,215
State of Louisiana RB Fuel Sales Tax Revenue
Series A
5.00%, 05/01/35	(PR 05/01/15) (NPFGC-FGIC)	380	413,520

			5,085,205

259

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

MARYLAND — 3.71%
County of Montgomery GO
Series A
5.00%, 07/01/15		$500	$548,440
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/14		360	375,761
5.00%, 03/01/17		1,000	1,155,270
5.00%, 05/01/17	(PR 05/01/14)	1,310	1,366,933
Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16		1,000	1,128,990
Maryland State Transportation Authority Grant & Revenue Anticipation
5.25%, 03/01/18		300	358,185
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/14		225	233,015
5.25%, 03/01/16		240	270,509
5.25%, 03/01/17		280	326,057
State of Maryland GO
First Series
5.00%, 03/01/15		1,595	1,725,646
5.00%, 08/01/16	(PR 08/01/14)	675	712,186
5.00%, 03/15/17		390	452,369
5.00%, 03/15/22	(PR 03/15/17)	310	359,095
First Series A
5.00%, 02/15/19	(PR 02/15/15)	260	280,436
5.25%, 03/01/16		250	282,367
Second Series
5.00%, 07/15/13		355	357,102
5.00%, 08/01/13		600	604,848
5.00%, 08/01/14		585	617,596
5.00%, 07/15/15		400	439,428
5.00%, 08/01/15	(PR 08/01/13)	825	831,616
5.00%, 08/01/16	(PR 08/01/13)	300	302,406
5.00%, 08/01/16		1,875	2,137,181
5.00%, 07/15/17		1,500	1,758,000
5.00%, 08/01/18	(PR 08/01/13)	800	806,416
5.00%, 08/01/19	(PR 08/01/16)	250	284,562

Security		Principal (000s)	Value

Second Series A
4.00%, 08/01/15		$150	$161,840
5.00%, 08/01/14		1,000	1,055,720
5.00%, 08/01/15		700	770,350
5.00%, 08/01/17	(PR 08/01/15)	1,600	1,757,440
Second Series B
5.00%, 08/01/14		700	739,004
Second Series E
4.00%, 08/01/14		100	104,408
5.00%, 08/01/16		1,000	1,139,830

			23,443,006

MASSACHUSETTS — 8.81%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/14		2,070	2,184,761
5.00%, 03/01/21	(PR 03/01/15) (AGM)	450	485,843
5.00%, 03/01/22	(PR 03/01/15)	1,325	1,431,344
5.00%, 03/01/23	(PR 03/01/15) (AGM)	575	621,149
5.00%, 03/01/24	(PR 03/01/15) (AGM)	400	432,104
5.00%, 03/01/25	(PR 03/01/15)	500	540,130
5.25%, 08/01/13		1,000	1,008,470
Series B
5.00%, 11/01/14		460	490,788
5.00%, 08/01/15		435	478,239
Series C
5.00%, 09/01/22	(PR 09/01/15)	775	854,329
5.25%, 08/01/20	(PR 08/01/13)	1,120	1,129,296
5.50%, 12/01/17	(AGM)	1,720	2,073,924
Series D
4.75%, 08/01/25	(PR 08/01/16)	750	847,560
5.00%, 08/01/21	(PR 08/01/16)	2,055	2,338,405
5.00%, 08/01/22	(PR 08/01/16)	715	813,606
5.25%, 10/01/21	(PR 10/01/13)	1,125	1,143,652
Series E
5.00%, 11/01/24	(PR 11/01/16) (AMBAC)	265	303,820
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		1,500	1,704,750
5.00%, 04/01/18		1,000	1,189,580

260

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series B
5.00%, 08/01/23	(PR 08/01/14)	$2,200	$2,318,866
5.25%, 08/01/16		500	572,165
Series C
5.00%, 01/01/15		2,000	2,147,700
5.00%, 05/01/16		1,025	1,155,308
5.00%, 09/01/16	(Call 09/01/15)	715	786,664
5.00%, 09/01/21	(PR 09/01/15)	715	788,187
5.00%, 09/01/24	(PR 09/01/15)	500	551,180
5.00%, 09/01/25	(PR 09/01/15)	1,630	1,796,847
5.50%, 11/01/13	(FGIC)	1,640	1,676,408
5.50%, 11/01/14	(NPFGC-FGIC)	1,410	1,514,326
5.50%, 11/01/15		575	645,253
Series D
5.50%, 11/01/16		500	581,555
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/15	(NPFGC-FGIC)	955	1,051,522
5.50%, 06/01/16	(NPFGC-FGIC)	250	286,098
Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34	(PR 01/01/14) (FGIC)	550	565,087
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/13	(AGM)	350	359,083
5.00%, 12/15/14	(AGM)	340	364,487
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 07/01/34	(PR 07/01/15)	1,300	1,417,208
5.00%, 07/01/31	(PR 07/01/15)	2,065	2,261,877
5.00%, 07/01/34	(PR 07/01/14)	2,400	2,522,976
5.25%, 07/01/17	(PR 07/01/14)	500	526,970
Series C
5.50%, 07/01/15		450	498,263
5.50%, 07/01/16		1,005	1,157,217
Massachusetts Municipal Wholesale Electric Co. RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		375	409,766

Security		Principal (000s)	Value

Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/13	(AGM)	$800	$807,984
5.00%, 08/15/14	(AGM)	1,530	1,618,342
Series B
5.00%, 08/15/17		500	586,200
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/15		1,000	1,070,550
5.00%, 01/01/17		370	418,748
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/17		1,000	1,183,800
Series A
5.25%, 08/01/14		535	566,431
5.25%, 08/01/15		1,000	1,106,120
Massachusetts Water Resources Authority RB General Revenue
Series A
4.00%, 08/01/17		1,000	1,128,860
Massachusetts Water Resources Authority RB Water Revenue
Series J
5.25%, 08/01/16		1,000	1,145,290

			55,659,088

MICHIGAN — 1.11%
City of Detroit Water Supply System RB Sewer Revenue
Series A
5.00%, 07/01/32	(PR 07/01/13) (AGM)	765	767,999
City of Detroit Water Supply System RB Water Revenue
Series B
5.25%, 07/01/32	(PR 07/01/13) (NPFGC)	385	386,605
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		1,000	1,051,690
5.00%, 01/01/17		1,000	1,152,280
5.00%, 07/01/17		1,250	1,463,250

261

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Michigan Municipal Bond Authority RB Water Revenue
5.50%, 10/01/16		$1,000	$1,159,660
State of Michigan GO
5.50%, 12/01/13		1,000	1,026,480

			7,007,964

MINNESOTA — 1.71%
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/14	(AMBAC)	125	128,663
5.25%, 01/01/15	(AMBAC)	920	990,049
State of Minnesota GO
5.00%, 08/01/14		500	527,800
5.00%, 08/01/16		775	883,368
5.00%, 08/01/17		1,635	1,918,787
Series A
5.00%, 08/01/15		1,000	1,100,500
5.00%, 10/01/16		1,000	1,146,410
Series D
5.00%, 08/01/14		1,300	1,372,280
5.00%, 08/01/15		200	220,100
Series F
4.00%, 08/01/13		925	930,901
Series H
5.00%, 11/01/14		400	426,908
State of Minnesota RB Lease Appropriation
Series B
5.00%, 03/01/17		1,000	1,155,270

			10,801,036

MISSISSIPPI — 0.20%
State of Mississippi GO
Series A
5.25%, 11/01/14		150	160,569
5.50%, 12/01/15		1,000	1,124,600

			1,285,169

MISSOURI — 0.41%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14		660	681,153
5.00%, 05/01/16		500	564,495
Series A
5.00%, 05/01/14		525	548,032

Security		Principal (000s)	Value

Missouri Highway & Transportation Commission RB Sales Tax Revenue
5.00%, 05/01/17		$690	$801,242

			2,594,922

NEBRASKA — 0.31%
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16		1,000	1,117,720
5.00%, 02/01/34	(PR 02/01/14)	800	825,304

			1,943,024

NEVADA — 0.80%
Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/16		90	101,475
Clark County School District GOL
Series A
5.00%, 06/15/16	(Call 06/15/14) (AGM)	400	418,656
Series C
5.00%, 06/15/22	(PR 12/15/15) (AGM)	560	623,134
5.00%, 06/15/23	(PR 12/15/15) (AGM)	2,100	2,336,754
Series D
5.00%, 06/15/23	(PR 12/15/14) (NPFGC)	450	482,040
State of Nevada GOL
Series A
5.00%, 02/01/15		1,000	1,077,450

			5,039,509

NEW JERSEY — 8.35%
Garden State Preservation Trust RB Recreational Revenue
Series A
5.25%, 11/01/19	(PR 11/01/13) (AGM)	230	234,796
Garden State Preservation Trust RB Sales Tax Revenue
Series C
5.13%, 11/01/16	(AGM)	1,250	1,438,225
New Jersey Building Authority RB Lease Appropriation
Series B
5.00%, 06/15/13		425	425,795

262

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

New Jersey Economic Development Authority RB Miscellaneous Revenue
Series DD
5.00%, 12/15/16		$1,000	$1,149,090
5.00%, 12/15/17		1,050	1,228,563
Series EE
5.00%, 09/01/15		1,000	1,101,340
5.00%, 09/01/17		1,500	1,741,770
Series F
5.00%, 06/15/24	(PR 06/15/13) (FGIC)	2,750	2,755,060
5.00%, 06/15/25	(PR 06/15/13) (FGIC)	500	500,920
5.00%, 06/15/28	(PR 06/15/13)	1,435	1,437,640
5.25%, 06/15/21	(PR 06/15/13) (FGIC)	300	300,582
Series GG
5.00%, 09/01/17	(SAP)	300	348,354
Series W
5.00%, 03/01/16		1,670	1,868,246
5.00%, 03/01/17		520	595,509
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/13	(ETM) (FGIC)	300	300,552
5.00%, 06/15/15		590	638,704
5.00%, 06/15/16		500	557,090
5.38%, 06/15/15	(ETM)	800	880,408
5.50%, 06/15/16	(ETM)	200	229,430
5.75%, 06/15/29	(PR 06/15/14)	2,000	2,112,000
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
4.50%, 07/01/37	(PR 07/01/16)	675	753,320
New Jersey Highway Authority RB Highway Revenue
5.50%, 01/01/15	(ETM) (FGIC, GOI)	250	270,227
New Jersey State Turnpike Authority RB Highway Revenue Tolls
Series A
6.00%, 01/01/14	(ETM) (NPFGC)	1,225	1,266,099

Security		Principal (000s)	Value

New Jersey Transit Corp. COP Lease Appropriation
Series A
5.25%, 09/15/14	(AMBAC)	$520	$551,335
New Jersey Transit Corp. COP Lease Revenue
Series A
5.50%, 09/15/13	(AMBAC)	400	406,052
5.50%, 09/15/14	(AMBAC)	700	744,429
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/15	(AMBAC)	1,010	1,130,998
5.25%, 12/15/16	(PR 12/15/15) (NPFGC)	550	616,066
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.25%, 12/15/13	(NPFGC)	455	467,376
5.75%, 06/15/15	(ETM)	200	221,796
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
4.00%, 06/15/14		150	155,759
5.25%, 12/15/13	(NPFGC-FGIC)	200	205,440
5.25%, 12/15/14	(NPFGC)	625	672,094
5.50%, 12/15/16	(NPFGC)	450	522,706
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.00%, 06/15/19	(PR 06/15/15) (AGM)	145	158,471
Series A
5.50%, 06/15/13	(ETM)	3,045	3,051,303
5.50%, 12/15/13	(AMBAC)	425	437,129
5.50%, 12/15/14	(AMBAC)	1,000	1,079,190
5.50%, 12/15/15	(AMBAC)	800	900,880
5.50%, 12/15/16	(AGM)	500	581,165
Series C
5.25%, 06/15/16	(PR 06/15/15) (FGIC)	135	148,226
5.25%, 06/15/17	(PR 06/15/15) (NPFGC)	1,505	1,652,445

263

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

5.25%, 06/15/18	(PR 06/15/15) (FGIC)	$785	$861,906
5.50%, 06/15/15	(PR 06/15/13)	250	250,510
5.50%, 12/15/15	(AGM)	400	450,548
5.50%, 12/15/16	(AGM)	375	435,874
5.50%, 12/15/17		1,000	1,190,650
5.50%, 06/15/18	(PR 06/15/13)	200	200,408
5.50%, 06/15/19	(PR 06/15/13)	1,000	1,002,040
5.50%, 06/15/21	(PR 06/15/13)	500	501,020
5.50%, 06/15/22	(PR 06/15/13)	1,150	1,152,346
5.50%, 06/15/23	(PR 06/15/13)	740	741,510
Series D
5.00%, 06/15/16	(PR 06/15/15) (AGM)	1,000	1,092,900
5.00%, 06/15/17	(PR 06/15/15) (AMBAC)	2,000	2,185,800
State of New Jersey GO
5.00%, 08/01/13		1,400	1,411,382
Series H
5.25%, 07/01/14		1,175	1,239,319
5.25%, 07/01/15		500	550,315
5.25%, 07/01/16		500	570,510
Series L
5.25%, 07/15/13	(AMBAC)	425	427,665
5.25%, 07/15/15	(AMBAC)	1,025	1,129,991
5.25%, 07/15/17	(AMBAC)	1,300	1,527,760

			52,759,034

NEW MEXICO — 0.77%
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.13%, 06/15/17	(PR 06/15/14)	800	840,376
5.25%, 06/15/15	(NPFGC)	100	109,868
5.25%, 06/15/19	(PR 06/15/14) (NPFGC)	550	578,468
5.25%, 06/15/21	(PR 06/15/14) (NPFGC)	3,150	3,313,044

			4,841,756

NEW YORK — 12.87%
City of New York GO
Series A-1
4.00%, 08/01/14		400	417,404
5.00%, 08/01/13		425	428,417
5.00%, 08/01/14		200	211,030
5.00%, 08/15/16		765	867,824

Security		Principal (000s)	Value

Series B
5.00%, 08/01/13		$600	$604,824
5.00%, 08/01/14		1,030	1,086,804
Series B-1
5.00%, 09/01/15		500	550,545
Series C
5.00%, 08/01/14		295	311,269
5.00%, 08/01/14	(ETM) (CIFG)	65	68,534
5.00%, 08/01/14	(CIFG)	210	221,481
5.00%, 08/01/16		940	1,064,964
5.00%, 08/01/17		1,000	1,162,830
5.25%, 08/01/16		350	399,262
Series D
5.00%, 08/01/15		125	137,210
Series E
4.00%, 08/01/14		400	417,404
5.00%, 08/01/15		1,055	1,158,053
Series F-1
5.00%, 09/01/16	(Call 09/01/15)	135	148,403
5.25%, 09/01/14		290	307,995
Series G
5.00%, 08/01/14		1,500	1,582,725
5.00%, 08/01/15		1,010	1,108,657
Series I
5.00%, 08/01/13		765	771,151
5.00%, 08/01/14		350	369,303
5.00%, 08/01/16		1,200	1,359,528
5.00%, 08/01/17		1,300	1,511,679
Series I-1
5.00%, 08/01/16		1,000	1,132,940
5.00%, 02/01/17		365	418,279
5.00%, 08/01/17		1,150	1,337,254
Series J
5.25%, 06/01/28	(PR 06/01/13)	305	305,000
5.50%, 06/01/23	(PR 06/01/13)	300	300,000
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/14		500	521,215
5.00%, 05/01/15		1,500	1,625,580
5.50%, 12/01/13	(ETM) (AGM)	300	307,833
Series B
5.25%, 12/01/13		500	512,385

264

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 04/01/23	(PR 10/01/15)	$325	$359,642
5.00%, 04/01/29	(PR 10/01/14) (AGM)	2,300	2,443,888
5.25%, 04/01/23	(PR 10/01/14) (AGM)	1,075	1,145,821
Metropolitan Transportation Authority RB Highway Revenue Tolls
Series B
5.25%, 11/15/32	(PR 11/15/13)	255	260,814
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series B
5.50%, 01/01/14	(NPFGC)	750	773,115
Series D
5.00%, 11/15/17		215	251,107
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/27		500	510,520
Series A
5.50%, 11/15/13	(AMBAC)	675	691,267
5.50%, 11/15/14	(AMBAC)	2,430	2,614,024
Series D
5.00%, 11/15/16		1,000	1,142,270
Series F
5.00%, 11/15/17		500	583,970
New York City Municipal Water Finance Authority RB Sewer Revenue
Series B
5.00%, 06/15/14	(ETM) (AGM)	340	356,976
New York City Municipal Water Finance Authority RB Water Revenue
Series EE
5.00%, 06/15/16		405	459,501
5.00%, 06/15/17		200	233,350

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Income Tax Revenue
Series A
5.00%, 11/01/17		$775	$914,980
Series A-1
5.00%, 08/01/13	(ETM)	250	251,978
5.00%, 11/01/14		620	661,831
Series B
5.00%, 11/01/15	(ETM)	235	259,847
5.00%, 11/01/15		555	616,522
5.00%, 02/01/16		1,900	2,126,765
Series D
5.00%, 11/01/15	(ETM)	100	110,268
5.00%, 11/01/15		815	905,343
Series E
5.00%, 11/01/17		200	236,124
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15		605	672,064
Series A-1
5.00%, 11/01/13		1,375	1,402,926
5.00%, 11/01/14		675	720,542
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-2
5.00%, 11/01/17	(Call 11/01/15)	605	668,513
New York City Trust for Cultural Resources RB Miscellaneous Revenue Series C
5.75%, 12/01/16		275	316,932
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/15		1,285	1,394,842
Series C
0.00%, 04/01/14	(GOI)	1,000	998,090
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13	(ETM) (GOI)	400	401,588
5.00%, 07/01/15		300	328,536
5.00%, 07/01/16		385	436,105

265

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series A
5.50%, 05/15/17	(NPFGC-FGIC)	$275	$323,763
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16		555	624,042
5.00%, 02/15/17		1,000	1,153,830
Series C
5.00%, 03/15/15		1,240	1,343,602
Series D
5.00%, 06/15/16		540	612,668
Series E
5.00%, 02/15/15		1,300	1,403,857
Series F
5.00%, 03/15/22	(PR 03/15/15) (AGM)	345	373,231
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15	(NPFGC-FGIC)	150	164,268
5.00%, 07/01/17		500	579,175
Series A
4.00%, 05/15/17		350	390,274
5.00%, 05/15/17		250	288,855
5.25%, 05/15/15		450	477,072
New York State Environmental Facilities Corp. RB Water Revenue
Series A
2.00%, 06/15/13		1,000	1,000,740
5.00%, 06/15/17		1,500	1,755,345
New York State Thruway Authority RB Highway Revenue Tolls
Series B
5.00%, 04/01/14	(AGM)	1,650	1,715,769
5.00%, 04/01/15	(AGM)	1,080	1,171,487
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	750	829,530
Series F
5.00%, 01/01/16	(Call 01/01/15) (AMBAC)	1,000	1,069,720
Series H
5.00%, 01/01/17	(NPFGC)	325	371,013
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16		1,330	1,495,452
5.00%, 03/15/17		190	219,828

Security		Principal (000s)	Value

New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/14		$240	$249,566
5.00%, 04/01/15		365	395,850
Series A
4.00%, 04/01/14		200	206,308
Series B
5.00%, 04/01/15		780	846,222
5.00%, 04/01/16		1,160	1,305,360
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		400	473,824
Series A
5.00%, 03/15/16		2,025	2,276,910
5.00%, 03/15/17		455	526,430
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/15		750	804,892
5.00%, 01/01/17		170	194,069
Series D
5.00%, 01/01/14		285	293,006
5.00%, 01/01/15		2,250	2,414,677
5.25%, 01/01/17		200	229,692
State of New York GO
Series C
3.00%, 02/01/15		225	235,078
5.00%, 04/15/14		1,270	1,324,953
5.00%, 04/15/15		300	326,859
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series B
5.00%, 11/15/16		1,000	1,147,430
5.25%, 11/15/13		300	306,912
5.25%, 11/15/14	(GOI)	1,500	1,607,700
Series B1
5.00%, 11/15/25	(Call 11/15/13) (GOI)	250	255,260
Series B3
5.00%, 11/15/38	(Call 11/15/15) (GOI)	500	552,190

			81,314,552

266

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

NORTH CAROLINA — 2.74%
City of Raleigh Combined Enterprise System RB Water Revenue
5.00%, 03/01/31	(PR 03/01/14)	$420	$434,969
County of Mecklenburg GO
Series A
5.00%, 08/01/13		735	740,909
Series C
5.00%, 03/01/15		215	232,611
County of Wake GO
4.50%, 03/01/24	(PR 03/01/17)	775	882,632
5.00%, 03/01/16		250	280,662
Series D
4.00%, 02/01/17		1,200	1,343,088
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15		500	535,935
5.00%, 01/01/16		350	388,650
Series D
5.50%, 01/01/14		275	283,294
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15		500	536,345
5.00%, 01/01/18		1,000	1,168,960
5.25%, 01/01/15		250	269,158
State of North Carolina GO
Series A
5.00%, 03/01/14		400	414,404
5.00%, 03/01/15		1,200	1,298,292
5.00%, 03/01/16		1,400	1,571,710
5.00%, 09/01/16		285	325,792
5.00%, 03/01/17		1,445	1,674,018
Series B
5.00%, 04/01/14		1,320	1,372,721
5.00%, 04/01/16		1,070	1,204,970
5.00%, 06/01/18		1,000	1,195,250
State of North Carolina RB Transit Revenue
5.00%, 03/01/17		1,000	1,150,390

			17,304,760

Security		Principal (000s)	Value

OHIO — 0.74%
Cincinnati City School District GO
5.00%, 12/01/31	(PR 12/01/13) (AGM)	$1,460	$1,494,982
City of Columbus GO
Series A
4.00%, 06/01/13		1,000	1,000,000
4.00%, 06/01/14		1,000	1,037,810
State of Ohio GO Series A
5.00%, 09/15/16		1,000	1,141,490

			4,674,282
OKLAHOMA — 0.05%
Oklahoma Turnpike Authority RB Highway Revenue Tolls Series A
5.00%, 01/01/17		275	314,878

			314,878
OREGON — 0.26%
City of Portland RB Sewer Revenue Series A
5.00%, 06/01/14	(NPFGC)	1,550	1,623,269

			1,623,269
PENNSYLVANIA — 3.54%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/14		1,500	1,572,645
Series C
5.00%, 08/01/17	(AGM)	450	522,675
Commonwealth of Pennsylvania GO
First Series
4.00%, 09/01/16		250	277,228
Second Series
5.00%, 07/01/13	(NPFGC-FGIC)	2,280	2,289,188
5.00%, 03/01/16		700	784,623
5.00%, 03/01/17		1,000	1,154,800
5.00%, 01/01/18	(PR 01/01/16)	500	556,855
5.00%, 01/01/19	(PR 01/01/16)	210	233,879
5.00%, 03/01/19	(PR 03/01/17)	310	358,902
5.00%, 01/01/21	(PR 01/01/16)	615	684,932
Series A
5.00%, 05/01/14		1,000	1,043,970
5.00%, 02/15/16		1,000	1,119,050

267

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Third Series
5.00%, 09/01/13		$400	$404,832
5.00%, 09/01/14	(AGM)	2,600	2,754,804
5.00%, 07/15/17		225	262,748
5.38%, 07/01/16	(NPFGC)	720	825,106
5.38%, 07/01/17	(AGM)	500	590,725
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/14		1,725	1,796,087
4.00%, 01/01/17		500	557,910
5.00%, 07/01/15		1,000	1,097,320
5.00%, 07/01/17		1,500	1,753,605
5.00%, 01/01/18		1,000	1,178,750
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/16		500	564,240

			22,384,874
PUERTO RICO — 2.34%
Commonwealth of Puerto Rico GO
5.50%, 07/01/14	(FGIC)	1,400	1,446,046
5.65%, 07/01/15	(NPFGC)	180	188,237
Series A
5.00%, 07/01/13		600	601,452
5.25%, 07/01/15		750	783,907
5.50%, 07/01/16	(NPFGC)	200	212,010
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
5.00%, 12/01/13		215	218,122
5.00%, 12/01/14		210	217,680
5.00%, 12/01/15		750	783,577
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.25%, 07/01/13	(NPFGC)	1,275	1,279,284
Series KK
5.50%, 07/01/15	(NPFGC)	500	528,115

Security		Principal (000s)	Value

Series NN
5.00%, 07/01/32	(PR 07/01/13) (NPFGC)	$480	$481,886
5.13%, 07/01/24	(PR 07/01/13)	460	461,854
5.13%, 07/01/29	(PR 07/01/13)	400	401,612
Series OO
5.00%, 07/01/13	(CIFG, AGM)	1,480	1,484,677
5.00%, 07/01/14	(NPFGC-FGIC)	230	236,617
Series RR
5.00%, 07/01/29	(PR 07/01/15) (AGC)	280	306,510
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series G
5.00%, 07/01/33	(PR 07/01/13)	545	547,164
5.00%, 07/01/42	(PR 07/01/13)	500	501,985
Series J
5.13%, 07/01/39	(PR 07/01/14)	705	741,998
5.13%, 07/01/43	(PR 07/01/14)	250	263,120
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/16	(ETM)	255	293,283
Series K
5.00%, 07/01/35	(PR 07/01/15)	500	547,780
5.00%, 07/01/45	(PR 07/01/15) (AGC-ICC)	300	328,668
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/13	(AMBAC)	250	250,708
5.50%, 07/01/14	(AMBAC)	980	1,011,693
Puerto Rico Municipal Finance Agency GO
Series C
5.00%, 08/01/13	(AGM)	400	402,288
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16	(AMBAC)	250	264,188

			14,784,461

268

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

RHODE ISLAND — 0.04%
Rhode Island Economic Development Corp. SO Grant Anticipation
5.00%, 06/15/16	(NPFGC-FGIC)	$200	$224,976

			224,976
SOUTH CAROLINA — 0.38%
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series E
5.00%, 01/01/16		925	1,029,673
5.00%, 01/01/17		285	327,089
State of South Carolina GO
Series A
4.00%, 06/01/14		1,000	1,037,700

			2,394,462
TENNESSEE — 1.87%
City of Memphis GO
5.00%, 10/01/15	(NPFGC)	500	553,235
5.25%, 10/01/17	(NPFGC)	400	474,204
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14		400	428,544
5.00%, 12/01/15		1,030	1,147,739
5.00%, 12/01/17		1,015	1,199,639
Series A
5.00%, 12/01/16	(PR 12/01/13) (NPFGC)	3,795	3,884,638
5.00%, 12/01/17	(PR 12/01/13) (NPFGC)	485	496,456
County of Shelby GO
Series A
5.00%, 04/01/14	(AMBAC)	495	514,899
5.00%, 04/01/14	(ETM) (AMBAC)	5	5,198
5.00%, 04/01/15	(AMBAC)	985	1,068,814
5.00%, 04/01/15	(ETM) (AMBAC)	15	16,266
Metropolitan Government of Nashville & Davidson County GO
5.00%, 01/01/23	(PR 01/01/18)	775	912,004
State of Tennessee GO
Series A
4.00%, 08/01/17		1,000	1,133,510

			11,835,146

Security		Principal (000s)	Value

TEXAS — 4.40%
City of Dallas GOL
Series A
5.00%, 02/15/18		$1,000	$1,182,520
City of Dallas RB Water Revenue
5.00%, 10/01/13	(AMBAC)	400	406,440
5.00%, 10/01/16	(AMBAC)	480	549,763
City of Houston GOL
Series A
5.00%, 03/01/17		925	1,065,221
5.38%, 03/01/15	(PR 03/01/14) (NPFGC)	200	207,664
City of Houston RB Sewer Revenue
Series E
5.00%, 11/15/16		500	573,925
City of Houston RB Water Revenue
Series A
5.25%, 05/15/14	(NPFGC)	1,300	1,362,257
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16		500	558,720
5.00%, 02/01/18	(Call 02/01/17)	475	544,673
5.38%, 02/01/15		1,000	1,083,770
Series A
4.40%, 02/01/21	(PR 02/01/15)	525	559,828
5.00%, 02/01/25	(PR 02/01/16)	1,375	1,536,026
Dallas-Fort Worth International Airport RB Port Airport & Marina Revenue Series A
5.00%, 11/01/16		285	323,897
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/15		250	272,138
5.25%, 01/01/15	(ETM)	865	930,714
North East Independent School District GO
5.00%, 08/01/33	(PR 08/01/14) (PSF)	2,250	2,373,187
North Texas Tollway Authority RB Highway Revenue Tolls
Series A
4.50%, 01/01/38	(PR 01/01/15) (AGM)	540	574,641
5.00%, 01/01/35	(PR 01/01/15) (AGM)	1,105	1,184,593
State of Texas GO
5.00%, 10/01/15		750	830,962

269

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Series B
5.00%, 10/01/17		$800	$942,160
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/13		300	300,951
5.00%, 07/01/14		170	178,750
5.00%, 07/01/15		1,400	1,533,168
5.00%, 07/01/16	(Call 01/01/16)	1,000	1,114,690
5.00%, 07/01/17	(Call 01/01/16)	455	505,373
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
4.50%, 04/01/15		250	268,943
4.50%, 04/01/16		570	632,865
5.25%, 04/01/14		200	208,406
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/14		500	519,970
5.00%, 04/01/16		1,800	2,023,776
Series A
5.00%, 04/01/17		250	289,433
Series B
1.25%, 08/15/42	(Call 02/15/15)	1,000	1,006,760
Texas Water Development Board RB Water Revenue
Series B
5.00%, 07/15/17	(PR 07/15/14)	1,035	1,089,172
University of Texas System Board of Regents RB College & University Revenue
Series B
4.75%, 07/01/30	(PR 07/01/14)	1,000	1,048,540

			27,783,896
UTAH — 1.32%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		375	394,384
5.25%, 07/01/13		500	502,125

Security		Principal (000s)	Value

State of Utah GO
Series A
5.00%, 07/01/13		$300	$301,212
5.00%, 07/01/15		1,000	1,097,320
5.00%, 07/01/16	(PR 07/01/13)	830	833,287
5.00%, 07/01/17		795	930,977
Series C
4.00%, 07/01/13		1,750	1,755,617
5.00%, 07/01/14		1,000	1,051,920
5.00%, 07/01/15		500	548,660
Utah Transit Authority RB Sales Tax Revenue
Series B
4.50%, 06/15/33	(PR 12/15/15) (AGM)	455	501,542
4.75%, 06/15/35	(PR 12/15/15) (AGM)	350	388,006

			8,305,050
VIRGINIA — 0.88%
County of Fairfax GO
Series C
5.00%, 10/01/17		1,500	1,769,880
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/13		300	304,821
5.00%, 10/01/14		780	829,226
Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.25%, 08/01/14		925	979,085
5.25%, 08/01/15		1,225	1,352,755
Series C
5.00%, 08/01/17	(SAW)	250	292,092

			5,527,859
WASHINGTON — 3.21%
City of Seattle RB Electric Power & Light Revenues
Series B
5.00%, 02/01/15		1,250	1,346,275
County of King RB Sewer Revenue
Series B
5.00%, 01/01/16		1,000	1,113,160

270

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2013

Security		Principal (000s)	Value

Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13		$460	$461,854
5.00%, 07/01/13	(AMBAC)	580	582,337
5.00%, 07/01/14		900	946,323
5.00%, 07/01/15		435	476,377
5.00%, 07/01/17		1,500	1,747,680
5.25%, 07/01/13	(NPFGC)	655	657,777
5.25%, 07/01/16	(NPFGC)	190	216,824
5.50%, 07/01/13		205	205,912
5.50%, 07/01/14		1,660	1,754,404
5.50%, 07/01/15		445	491,939
Series C
5.00%, 07/01/14		800	841,176
5.00%, 07/01/16		735	833,167
5.25%, 07/01/16	(NPFGC)	125	142,648
King County School District No. 1 Seattle GOL Series A
5.00%, 06/01/13	(GTD)	1,250	1,250,000
State of Washington GO
5.00%, 01/01/16		500	556,580
Series A
5.00%, 07/01/15		300	328,536
Series C
5.00%, 07/01/13		500	502,015
Series R-2006A
5.00%, 07/01/13	(AMBAC)	1,000	1,004,030
5.00%, 07/01/15	(AMBAC)	600	657,072
Series R-2010A
5.00%, 01/01/17		150	172,152
Series R-2011C
5.00%, 07/01/16		1,000	1,133,560
5.00%, 07/01/17		650	757,328
Series S-5
0.00%, 01/01/17	(NPFGC-FGIC)	375	361,448
State of Washington RB Federal Grant Revenue
5.00%, 09/01/17		1,000	1,165,100
Washington State Public Power Supply System RB Electric Power & Light Revenues
Series B
7.13%, 07/01/16	(NPFGC)	500	598,325

			20,303,999
WISCONSIN — 0.52%
State of Wisconsin GO
Series 1
5.00%, 05/01/15	(NPFGC)	860	936,153
5.00%, 05/01/16	(AMBAC)	100	112,775
5.50%, 05/01/14	(NPFGC)	300	314,535
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	1,370	1,545,017
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15		100	109,227
5.00%, 07/01/16		250	282,323

			3,300,030

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $616,364,536)			621,896,481

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.79%

MONEY MARKET FUNDS — 0.79%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.07%[a,b]	5,005	$5,004,710

		5,004,710

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,004,710)		5,004,710

TOTAL INVESTMENTS IN SECURITIES — 99.24%
(Cost: $621,369,246)		626,901,191
Other Assets, Less Liabilities — 0.76%		4,775,206

NET ASSETS — 100.00%		$631,676,397

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGC-ICC  —  AGC Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

CIFG  —  CDC IXIS Financial Guaranty

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

XLCA  —  ICR  —  XL Capital Ltd.  —  Insured Custodial Receipts

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

271

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name[a]
10+ Year Credit Bond	iShares 10+ Year Credit Bond Fund
1-3 Year Credit Bond	iShares Barclays 1-3 Year Credit Bond Fund
1-3 Year Treasury Bond	iShares Barclays 1-3 Year Treasury Bond Fund
3-7 Year Treasury Bond	iShares Barclays 3-7 Year Treasury Bond Fund
7-10 Year Treasury Bond	iShares Barclays 7-10 Year Treasury Bond Fund
10-20 Year Treasury Bond	iShares Barclays 10-20 Year Treasury Bond Fund
20+ Year Treasury Bond	iShares Barclays 20+ Year Treasury Bond Fund
Agency Bond	iShares Barclays Agency Bond Fund
California AMT-Free Muni Bond	iShares S&P California AMT-Free Municipal Bond Fund
Core Long-Term U.S. Bond	N/A
Core Total U.S. Bond Market	N/A
Credit Bond	iShares Barclays Credit Bond Fund
Government/Credit Bond	iShares Barclays Government/Credit Bond Fund
iBoxx $ High Yield Corporate Bond	iShares iBoxx $ High Yield Corporate Bond Fund
iBoxx $ Investment Grade Corporate Bond	iShares iBoxx $ Investment Grade Corporate Bond Fund
Intermediate Credit Bond	iShares Barclays Intermediate Credit Bond Fund
Intermediate Government/Credit Bond	iShares Barclays Intermediate Government/Credit Bond Fund
MBS	iShares Barclays MBS Bond Fund
National AMT-Free Muni Bond	iShares S&P National AMT-Free Municipal Bond Fund
New York AMT-Free Muni Bond	iShares S&P New York AMT-Free Municipal Bond Fund
Short Treasury Bond	iShares Barclays Short Treasury Bond Fund
Short-Term National AMT-Free Muni Bond	iShares S&P Short Term National AMT-Free Municipal Bond Fund

[a]	With the exception of the iShares Core Long-Term U.S. Bond ETF and the iShares Core Total U.S. Bond Market ETF, the Funds changed their names effective July 1, 2013.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

272

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

273

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of May 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

10+ Year Credit Bond
Assets:
Corporate Bonds & Notes	$—	$267,641,470	$—	$267,641,470
Foreign Agency Obligations	—	10,266,309	—	10,266,309
Foreign Government Obligations	—	40,605,085	—	40,605,085
Money Market Funds	1,711,523	—	—	1,711,523

	$1,711,523	$318,512,864	$—	$320,224,387

1-3 Year Credit Bond
Assets:
Corporate Bonds & Notes	$—	$8,837,015,544	$—	$8,837,015,544
Foreign Agency Obligations	—	838,779,810	—	838,779,810
Foreign Government Obligations	—	294,036,425	—	294,036,425
Municipal Debt Obligations	—	42,740,566	—	42,740,566
U.S. Government & Agency Obligations	—	15,646,798	—	15,646,798
Money Market Funds	435,579,083	—	—	435,579,083

	$435,579,083	$10,028,219,143	$—	$10,463,798,226

1-3 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$7,509,699,223	$—	$7,509,699,223
Money Market Funds	48,520,693	—	—	48,520,693

	$48,520,693	$7,509,699,223	$—	$7,558,219,916

3-7 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$3,838,162,484	$—	$3,838,162,484
Money Market Funds	1,503,384,927	—	—	1,503,384,927

	$1,503,384,927	$3,838,162,484	$—	$5,341,547,411

7-10 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$4,449,128,905	$—	$4,449,128,905
Money Market Funds	1,168,217,742	—	—	1,168,217,742

	$1,168,217,742	$4,449,128,905	$—	$5,617,346,647

10-20 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$386,888,661	$—	$386,888,661
Money Market Funds	128,658,803	—	—	128,658,803

	$128,658,803	$386,888,661	$—	$515,547,464

20+ Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$3,300,548,227	$—	$3,300,548,227
Money Market Funds	1,193,726,824	—	—	1,193,726,824

	$1,193,726,824	$3,300,548,227	$—	$4,494,275,051

274

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Agency Bond
Assets:
Corporate Bonds & Notes	$—	$14,203,177	$—	$14,203,177
Foreign Government Obligations	—	7,368,677	—	7,368,677
U.S. Government Agency Obligations	—	392,715,235	—	392,715,235
Money Market Funds	65,056,585	—	—	65,056,585

	$65,056,585	$414,287,089	$—	$479,343,674

California AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$299,294,045	$—	$299,294,045
Money Market Funds	821,717	—	—	821,717

	$821,717	$299,294,045	$—	$300,115,762

Core Long-Term U.S. Bond
Assets:
Corporate Bonds & Notes	$—	$30,094,997	$—	$30,094,997
Foreign Agency Obligations	—	833,397	—	833,397
Foreign Government Obligations	—	3,161,005	—	3,161,005
Municipal Debt Obligations	—	4,345,271	—	4,345,271
U.S. Government & Agency Obligations	—	23,487,836	—	23,487,836
Money Market Funds	442,627	—	—	442,627

	$442,627	$61,922,506	$—	$62,365,133

Core Total U.S. Bond Market
Assets:
Collateralized Mortgage Obligations	$—	$274,286,727	$—	$274,286,727
Corporate Bonds & Notes	—	3,674,822,464	—	3,674,822,464
Foreign Agency Obligations	—	213,106,322	—	213,106,322
Foreign Government Bonds & Notes	—	230,033,430	—	230,033,430
Municipal Debt Obligations	—	143,955,997	—	143,955,997
U.S. Government & Agency Obligations	—	11,022,843,867	—	11,022,843,867
Money Market Funds	4,524,377,949	—	—	4,524,377,949

	$4,524,377,949	$15,559,048,807	$—	$20,083,426,756

Credit Bond
Assets:
Corporate Bonds & Notes	$—	$1,152,608,258	$—	$1,152,608,258
Foreign Agency Obligations	—	70,307,953	—	70,307,953
Foreign Government Obligations	—	74,443,142	—	74,443,142
Municipal Debt Obligations	—	47,375,337	—	47,375,337
Money Market Funds	73,940,107	—	—	73,940,107

	$73,940,107	$1,344,734,690	$—	$1,418,674,797

Government/Credit Bond
Assets:
Corporate Bonds & Notes	$—	$63,493,906	$—	$63,493,906
Foreign Agency Obligations	—	4,235,421	—	4,235,421
Foreign Government Obligations	—	4,275,245	—	4,275,245
Municipal Debt Obligations	—	2,547,214	—	2,547,214
U.S. Government & Agency Obligations	—	110,138,535	—	110,138,535
Money Market Funds	40,176,225	—	—	40,176,225

	$40,176,225	$184,690,321	$—	$224,866,546

iBoxx $ High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$14,872,950,195	$16,816,800	$14,889,766,995
Money Market Funds	2,697,346,807	—	—	2,697,346,807

	$2,697,346,807	$14,872,950,195	$16,816,800	$17,587,113,802

iBoxx $ Investment Grade Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$22,405,335,338	$—	$22,405,335,338
Foreign Agency Obligations	—	1,637,805	—	1,637,805
Money Market Funds	1,310,726,683	—	—	1,310,726,683

	$1,310,726,683	$22,406,973,143	$—	$23,717,699,826

275

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Intermediate Credit Bond
Assets:
Corporate Bonds & Notes	$—	$5,474,424,346	$—	$5,474,424,346
Foreign Agency Obligations	—	339,995,976	—	339,995,976
Foreign Government Obligations	—	229,883,422	—	229,883,422
Municipal Debt Obligations	—	21,864,012	—	21,864,012
Money Market Funds	382,155,820	—	—	382,155,820

	$382,155,820	$6,066,167,756	$—	$6,448,323,576

Intermediate Government/Credit Bond
Assets:
Corporate Bonds & Notes	$—	$341,784,397	$—	$341,784,397
Foreign Agency Obligations	—	24,493,347	—	24,493,347
Foreign Government Obligations	—	15,188,586	—	15,188,586
Municipal Debt Obligations	—	1,172,109	—	1,172,109
U.S. Government & Agency Obligations	—	708,886,238	—	708,886,238
Money Market Funds	279,673,972	—	—	279,673,972

	$279,673,972	$1,091,524,677	$—	$1,371,198,649

MBS
Assets:
U.S. Government Agency Obligations	$—	$6,370,751,758	$—	$6,370,751,758
Money Market Funds	1,542,963,685	—	—	1,542,963,685

	$1,542,963,685	$6,370,751,758	$—	$7,913,715,443

National AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$3,600,651,388	$—	$3,600,651,388
Money Market Funds	19,418,219	—	—	19,418,219

	$19,418,219	$3,600,651,388	$—	$3,620,069,607

New York AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$140,567,549	$—	$140,567,549
Money Market Funds	3,115,833	—	—	3,115,833

	$3,115,833	$140,567,549	$—	$143,683,382

Short Treasury Bond
Assets:
U.S. Government Obligations	$—	$4,119,974,611	$—	$4,119,974,611
Money Market Funds	925,637	—	—	925,637

	$925,637	$4,119,974,611	$—	$4,120,900,248

Short-Term National AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$621,896,481	$—	$621,896,481
Money Market Funds	5,004,710	—	—	5,004,710

	$5,004,710	$621,896,481	$—	$626,901,191

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core Total U.S. Bond Market ETF and iShares MBS ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated

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settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

FEDERAL INCOME TAXES

As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
10+ Year Credit Bond	$322,606,123	$7,262,583	$(9,644,319)	$(2,381,736)
1-3 Year Credit Bond	10,393,708,012	79,902,626	(9,812,412)	70,090,214
1-3 Year Treasury Bond	7,552,850,310	7,403,374	(2,033,768)	5,369,606
3-7 Year Treasury Bond	5,384,067,042	63,671	(42,583,302)	(42,519,631)
7-10 Year Treasury Bond	5,686,202,684	3,038,328	(71,894,365)	(68,856,037)
10-20 Year Treasury Bond	536,186,640	—	(20,639,176)	(20,639,176)
20+ Year Treasury Bond	4,802,727,902	—	(308,452,851)	(308,452,851)
Agency Bond	475,312,712	5,011,611	(980,649)	4,030,962
California AMT-Free Muni Bond	284,249,307	17,032,081	(1,165,626)	15,866,455
Core Long-Term U.S. Bond	64,744,467	861,026	(3,240,360)	(2,379,334)
Core Total U.S. Bond Market	19,564,862,267	599,690,346	(81,125,857)	518,564,489
Credit Bond	1,356,892,206	69,893,150	(8,110,559)	61,782,591
Government/Credit Bond	216,636,360	9,219,023	(988,837)	8,230,186
iBoxx $ High Yield Corporate Bond	16,986,368,936	730,491,448	(129,746,582)	600,744,866
iBoxx $ Investment Grade Corporate Bond	22,623,593,816	1,297,063,809	(202,957,799)	1,094,106,010
Intermediate Credit Bond	6,275,573,694	201,881,713	(29,131,831)	172,749,882
Intermediate Government/Credit Bond	1,342,133,208	32,596,598	(3,531,157)	29,065,441
MBS	7,934,923,205	46,875,571	(68,083,333)	(21,207,762)
National AMT-Free Muni Bond	3,459,382,222	177,528,625	(16,841,240)	160,687,385
New York AMT-Free Muni Bond	137,275,025	7,203,497	(795,140)	6,408,357
Short Treasury Bond	4,120,888,732	279,846	(268,330)	11,516
Short-Term National AMT-Free Muni Bond	621,369,246	5,755,991	(224,046)	5,531,945

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. The scope of the disclosure requirements for offsetting will be limited to derivative instruments and securities lending transactions. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar

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iSHARES® TRUST

agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the three months ended May 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
1-3 Year Credit Bond
PNC Bank N.A.
0.80%, 01/28/16 (Call 12/28/15)	$1,000	$—	$—	$1,000	$997,253	$1,602	$—
PNC Funding Corp.
3.00%, 05/19/14	8,000	—	—	8,000	8,192,084	27,866	—
3.63%, 02/08/15	20,904	—	—	20,904	21,870,438	59,193	—
4.25%, 09/21/15	5,500	—	—	5,500	5,918,535	10,346	—
5.25%, 11/15/15	—	2,000	—	2,000	2,195,061	2,383	—
5.40%, 06/10/14	8,263	—	—	8,263	8,667,078	27,206	—

					$47,840,449	$128,596	$—

Core Total U.S. Bond Market
PNC Funding Corp.
5.25%, 11/15/15	$9,135	$—	$—	$9,135	$10,025,941	$107,469	$—
5.40%, 06/10/14	998	—	—	998	1,046,804	12,266	—
6.70%, 06/10/19	998	—	—	998	1,237,506	15,933	—

					$12,310,251	$135,668	$—

Credit Bond
PNC Bank N.A.
0.80%, 01/28/16 (Call 12/28/15)	$500	$—	$—	$500	$498,626	$889	$—
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)	910	—	—	910	919,581	7,142	—
3.63%, 02/08/15	500	—	—	500	523,116	3,957	—
4.25%, 09/21/15	200	—	—	200	215,219	2,140	—
5.13%, 02/08/20	925	—	—	925	1,060,727	9,961	—

					$3,217,269	$24,089	$—

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iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Government/Credit Bond
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)	$100	$—	$—	$100	$101,053	$673	$—
iBoxx $ Investment Grade Corporate Bond
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)	$14,250	$—	$—	$14,250	$13,494,674	$95,419	$—
2.95%, 01/30/23 (Call 12/30/22)	5,000	—	—	5,000	4,834,458	36,725	—
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)	13,654	1,000	—	14,654	15,394,452	35,279	—
3.30%, 03/08/22 (Call 02/06/22)	19,738	10,000	—	29,738	29,941,360	169,856	—
4.38%, 08/11/20	10,208	—	—	10,208	11,308,611	106,575	—
5.13%, 02/08/20	18,839	730	—	19,569	22,455,899	197,505	—

					$97,429,454	$641,359	$—

Intermediate Credit Bond
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)	$3,000	$—	$—	$3,000	$2,911,185	$22,629	$—
4.88%, 09/21/17	340	—	—	340	379,407	2,650	—
5.25%, 01/15/17	290	—	—	290	324,404	2,339	—
6.00%, 12/07/17	1,000	—	—	1,000	1,167,299	8,255	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	—	8,000	—	8,000	7,750,577	13,319	—
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)	2,093	—	—	2,093	2,191,442	12,287	—
3.30%, 03/08/22 (Call 02/06/22)	1,862	—	—	1,862	1,881,605	15,692	—
3.63%, 02/08/15	335	—	—	335	350,488	1,133	—
4.25%, 09/21/15	750	1,500	—	2,250	2,421,219	10,119	—
4.38%, 08/11/20	1,992	—	—	1,992	2,200,534	20,592	—
5.13%, 02/08/20	2,411	—	—	2,411	2,764,772	26,390	—
5.25%, 11/15/15	1,957	—	(100)	1,857	2,038,114	21,519	15,962
5.40%, 06/10/14	1,700	—	—	1,700	1,783,133	17,299	—
5.63%, 02/01/17	1,750	—	—	1,750	1,969,967	21,754	—

					$30,134,146	$195,977	$15,962

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iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Intermediate Government/Credit Bond
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)	$500	$—	$—	$500	$505,265	$3,561	$—
5.25%, 11/15/15	135	—	—	135	148,167	1,173	—

					$653,432	$4,734	$—

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of May 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

280

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this
Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date: July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date: July 29, 2013

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: July 29, 2013